UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number   811-22127

Columbia Funds Variable Series Trust II

 (Exact name of registrant as specified in charter)

              225 Franklin Street, Boston, MA 02110

             (Address of principal executive offices) (Zip code)

               Christopher O. Petersen, Esq.

              c/o Columbia Management Investment Advisers, LLC

        225 Franklin Street

              Boston, Massachusetts 02110

     Ryan C. Larrenaga, Esq.

             c/o Columbia Management Investment Advisers, LLC

         225 Franklin Street

        Boston, MA 02110

         (Name and address of agent for service)

               Registrant's telephone number, including area code:   (800) 345-6611

         Date of fiscal year end:  December 31

            Date of reporting period:  June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2020
CTIVP® – Loomis Sayles Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which CTIVP® – Loomis Sayles Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
CTIVP® – Loomis Sayles Growth Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Loomis, Sayles & Company, L.P.
Aziz Hamzaogullari, CFA
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	9.85	18.71	16.39	16.50
Class 2	05/07/10	9.71	18.39	16.11	16.22
Russell 1000 Growth Index		9.81	23.28	15.89	17.23
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to March 2014 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	99.1
Money Market Funds	0.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	13.7
Consumer Discretionary	17.4
Consumer Staples	4.9
Energy	0.7
Financials	3.5
Health Care	15.7
Industrials	8.8
Information Technology	35.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,098.50	1,021.43	3.60	3.47	0.69
Class 2	1,000.00	1,000.00	1,097.10	1,020.14	4.95	4.77	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 13.5%
Entertainment 1.9%
Walt Disney Co. (The)	375,947	41,921,850
Interactive Media & Services 11.6%
Alphabet, Inc., Class A(a)	42,988	60,959,133
Alphabet, Inc., Class C(a)	43,101	60,928,005
Facebook, Inc., Class A(a)	568,297	129,043,200
Total		250,930,338
Total Communication Services		292,852,188
Consumer Discretionary 17.3%
Hotels, Restaurants & Leisure 3.9%
Starbucks Corp.	484,677	35,667,380
Yum China Holdings, Inc.	423,909	20,377,306
Yum! Brands, Inc.	313,450	27,241,940
Total		83,286,626
Internet & Direct Marketing Retail 13.4%
Alibaba Group Holding Ltd., ADR(a)	552,005	119,067,479
Amazon.com, Inc.(a)	61,812	170,528,182
Total		289,595,661
Total Consumer Discretionary		372,882,287
Consumer Staples 4.8%
Beverages 3.2%
Monster Beverage Corp.(a)	1,019,328	70,659,817
Household Products 1.6%
Colgate-Palmolive Co.	466,585	34,182,017
Total Consumer Staples		104,841,834
Energy 0.7%
Energy Equipment & Services 0.7%
Schlumberger Ltd.	803,829	14,782,415
Total Energy		14,782,415
Financials 3.5%
Capital Markets 3.5%
Factset Research Systems, Inc.	119,089	39,117,164
SEI Investments Co.	666,600	36,649,668
Total		75,766,832
Total Financials		75,766,832
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.6%
Biotechnology 4.0%
Regeneron Pharmaceuticals, Inc.(a)	139,113	86,757,823
Health Care Equipment & Supplies 1.9%
Intuitive Surgical, Inc.(a)	45,519	25,938,092
Varian Medical Systems, Inc.(a)	118,259	14,489,092
Total		40,427,184
Health Care Technology 1.7%
Cerner Corp.	542,205	37,168,153
Life Sciences Tools & Services 1.8%
Illumina, Inc.(a)	101,592	37,624,597
Pharmaceuticals 6.2%
Novartis AG, ADR	457,146	39,927,132
Novo Nordisk A/S, ADR	337,109	22,073,897
Roche Holding AG, ADR	1,666,834	72,357,264
Total		134,358,293
Total Health Care		336,336,050
Industrials 8.8%
Aerospace & Defense 3.6%
Boeing Co. (The)	425,456	77,986,084
Air Freight & Logistics 2.3%
Expeditors International of Washington, Inc.	642,724	48,872,733
Machinery 2.9%
Deere & Co.	399,813	62,830,613
Total Industrials		189,689,430
Information Technology 35.0%
Communications Equipment 2.1%
Cisco Systems, Inc.	989,399	46,145,569
IT Services 7.2%
Automatic Data Processing, Inc.	106,989	15,929,592
Visa, Inc., Class A	718,355	138,764,636
Total		154,694,228
The accompanying Notes to Financial Statements are an integral part of this statement.
6	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 6.2%
NVIDIA Corp.	235,691	89,541,368
QUALCOMM, Inc.	492,213	44,894,747
Total		134,436,115
Software 19.5%
Autodesk, Inc.(a)	466,399	111,557,977
Microsoft Corp.	489,174	99,551,801
Oracle Corp.	1,577,692	87,199,037
Salesforce.com, Inc.(a)	484,676	90,794,355
Workday, Inc., Class A(a)	173,042	32,421,149
Total		421,524,319
Total Information Technology		756,800,231
Total Common Stocks (Cost $1,212,382,667)		2,143,951,267

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	18,628,618	18,628,618
Total Money Market Funds (Cost $18,628,618)		18,628,618
Total Investments in Securities (Cost: $1,231,011,285)		2,162,579,885
Other Assets & Liabilities, Net		(1,606,631)
Net Assets		2,160,973,254

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	28,224,649	175,471,402	(185,067,756)	323	18,628,618	(2,355)	100,376	18,628,618
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	292,852,188	—	—	292,852,188
Consumer Discretionary	372,882,287	—	—	372,882,287
Consumer Staples	104,841,834	—	—	104,841,834
Energy	14,782,415	—	—	14,782,415
Financials	75,766,832	—	—	75,766,832
Health Care	263,978,786	72,357,264	—	336,336,050
Industrials	189,689,430	—	—	189,689,430
Information Technology	756,800,231	—	—	756,800,231
Total Common Stocks	2,071,594,003	72,357,264	—	2,143,951,267
Money Market Funds	18,628,618	—	—	18,628,618
Total Investments in Securities	2,090,222,621	72,357,264	—	2,162,579,885
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,212,382,667)	$2,143,951,267
Affiliated issuers (cost $18,628,618)	18,628,618
Receivable for:
Capital shares sold	11,123
Dividends	612,844
Foreign tax reclaims	74,538
Total assets	2,163,278,390
Liabilities
Payable for:
Capital shares purchased	1,991,253
Management services fees	39,126
Distribution and/or service fees	384
Service fees	33,106
Compensation of board members	191,627
Compensation of chief compliance officer	247
Other expenses	49,393
Total liabilities	2,305,136
Net assets applicable to outstanding capital stock	$2,160,973,254
Represented by
Trust capital	$2,160,973,254
Total - representing net assets applicable to outstanding capital stock	$2,160,973,254
Class 1
Net assets	$2,104,004,595
Shares outstanding	51,007,312
Net asset value per share	$41.25
Class 2
Net assets	$56,968,659
Shares outstanding	1,415,930
Net asset value per share	$40.23
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020	9

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$12,455,631
Dividends — affiliated issuers	100,376
Foreign taxes withheld	(1,247,498)
Total income	11,308,509
Expenses:
Management services fees	7,040,523
Distribution and/or service fees
Class 2	66,355
Service fees	111,915
Compensation of board members	10,186
Custodian fees	6,997
Printing and postage fees	30,071
Audit fees	14,669
Legal fees	14,397
Compensation of chief compliance officer	265
Other	67,789
Total expenses	7,363,167
Net investment income	3,945,342
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	306,128,470
Investments — affiliated issuers	(2,355)
Net realized gain	306,126,115
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(95,551,041)
Investments — affiliated issuers	323
Net change in unrealized appreciation (depreciation)	(95,550,718)
Net realized and unrealized gain	210,575,397
Net increase in net assets resulting from operations	$214,520,739
The accompanying Notes to Financial Statements are an integral part of this statement.
10	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$3,945,342	$11,458,847
Net realized gain	306,126,115	44,864,941
Net change in unrealized appreciation (depreciation)	(95,550,718)	567,291,017
Net increase in net assets resulting from operations	214,520,739	623,614,805
Decrease in net assets from capital stock activity	(613,701,110)	(38,178,785)
Total increase (decrease) in net assets	(399,180,371)	585,436,020
Net assets at beginning of period	2,560,153,625	1,974,717,605
Net assets at end of period	$2,160,973,254	$2,560,153,625

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	695,285	24,281,859	2,304,915	77,196,903
Redemptions	(16,396,341)	(634,737,279)	(3,305,733)	(111,892,459)
Net decrease	(15,701,056)	(610,455,420)	(1,000,818)	(34,695,556)
Class 2
Subscriptions	66,452	2,432,232	158,822	5,246,133
Redemptions	(155,897)	(5,677,922)	(263,845)	(8,729,362)
Net decrease	(89,445)	(3,245,690)	(105,023)	(3,483,229)
Total net decrease	(15,790,501)	(613,701,110)	(1,105,841)	(38,178,785)
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$37.55	0.07	3.63	3.70
Year Ended 12/31/2019	$28.50	0.17	8.88	9.05
Year Ended 12/31/2018	$29.20	0.17	(0.87)	(0.70)
Year Ended 12/31/2017	$21.95	0.10	7.15	7.25
Year Ended 12/31/2016	$20.75	0.15	1.05	1.20
Year Ended 12/31/2015	$18.76	0.12	1.87	1.99
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$36.67	0.03	3.53	3.56
Year Ended 12/31/2019	$27.90	0.08	8.69	8.77
Year Ended 12/31/2018	$28.66	0.10	(0.86)	(0.76)
Year Ended 12/31/2017	$21.60	0.03	7.03	7.06
Year Ended 12/31/2016	$20.46	0.09	1.05	1.14
Year Ended 12/31/2015	$18.55	0.07	1.84	1.91

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$41.25	9.85%	0.69%(c)	0.69%(c)	0.38%(c)	13%	$2,104,005
Year Ended 12/31/2019	$37.55	31.76%	0.69%	0.69%	0.50%	7%	$2,504,948
Year Ended 12/31/2018	$28.50	(2.40%)	0.70%	0.70%	0.57%	8%	$1,929,781
Year Ended 12/31/2017	$29.20	33.03%	0.72%	0.72%	0.39%	5%	$1,989,749
Year Ended 12/31/2016	$21.95	5.78%	0.73%	0.73%	0.72%	19%	$2,398,329
Year Ended 12/31/2015	$20.75	10.61%	0.75%	0.75%	0.60%	14%	$2,206,011
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$40.23	9.71%	0.95%(c)	0.95%(c)	0.14%(c)	13%	$56,969
Year Ended 12/31/2019	$36.67	31.43%	0.94%	0.94%	0.25%	7%	$55,206
Year Ended 12/31/2018	$27.90	(2.65%)	0.95%	0.95%	0.32%	8%	$44,937
Year Ended 12/31/2017	$28.66	32.68%	0.97%	0.97%	0.10%	5%	$45,101
Year Ended 12/31/2016	$21.60	5.57%	0.98%	0.98%	0.41%	19%	$34,617
Year Ended 12/31/2015	$20.46	10.30%	1.00%	1.00%	0.38%	14%	$6,399
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020	13

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
CTIVP® – Loomis Sayles Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
14	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020	15

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.67% of the Fund’s average daily net assets.
Subadvisory Agreement
The Investment Manager has entered into a Subadvisory Agreement with Loomis, Sayles & Company, L.P. (Loomis Sayles) to serve as the subadviser to the Fund. The Investment Manager compensates Loomis Sayles to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
16	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2020 through April 30, 2021	Prior to May 1, 2020
Class 1	0.74%	0.77%
Class 2	0.99	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $276,528,160 and $877,240,040, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 8. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit
18	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 96.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
20	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – Loomis Sayles Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Loomis, Sayles & Company, L.P. (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020	21

Approval of Management and Subadvisory Agreements  (continued)

The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring the Subadviser), noting that no material changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
With respect to the Subadviser, the Board observed that it had previously approved the Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no concerns material to the Fund have been reported. The Board also considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide quality services to the Fund.
22	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020

Approval of Management and Subadvisory Agreements  (continued)

Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the product score of the Fund (taking into account performance relative to peers and benchmarks) and (v) the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Additionally, the Board reviewed the performance of the Subadviser and Columbia Threadneedle’s process for monitoring the Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that Columbia Threadneedle’s profitability is not a key factor in their recommendation to select, renew or terminate the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. Based on its reviews, including JDL’s conclusions/analyses, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020	23

Approval of Management and Subadvisory Agreements  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
24	CTIVP® – Loomis Sayles Growth Fund | Semiannual Report 2020

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CTIVP® – Loomis Sayles Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-2011 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio - Government Money Market Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio - Government Money Market Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Monthly portfolio holdings
The Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q for periods ended prior to March 31, 2019. The Fund’s Form N-Q is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
The Fund’s portfolio holdings are filed with the SEC monthly on Form N-MFP. The Fund’s Form N-MFP is available on the SEC’s website at sec.gov and can be obtained without a charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio - Government Money Market Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Portfolio management
John McColley
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	0.30	1.12	0.83	0.42
Class 2	05/03/10	0.24	0.93	0.67	0.34
Class 3	10/13/81	0.27	1.02	0.75	0.38
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
Prior to May 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Repurchase Agreements	13.1
Treasury Bills	23.6
U.S. Government & Agency Obligations	58.7
U.S. Treasury Obligations	4.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,003.00	1,023.42	1.44	1.46	0.29
Class 2	1,000.00	1,000.00	1,002.40	1,022.97	1.89	1.91	0.38
Class 3	1,000.00	1,000.00	1,002.70	1,023.07	1.79	1.81	0.36
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
From time to time, the Investment Manager and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the six months ended June 30, 2020, the annualized expense ratio would have been 0.42% for Class 1, 0.52% for Class 2 and 0.48% for Class 3. The actual expenses paid would have been $2.09 for Class 1, $2.59 for Class 2 and $2.39 for Class 3. The hypothetical expenses paid would have been $2.11 for Class 1, $2.61 for Class 2 and $2.41 for Class 3.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Repurchase Agreements 12.8%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Tri-party Royal Bank of Canada
dated 06/30/2020, matures 07/01/2020
repurchase price $20,000,039 (collateralized by U.S. Treasury Securities, Market Value $20,400,000)
	0.070%	20,000,000	20,000,000
repurchase price $20,000,039 (collateralized by U.S. Treasury Securities, Market Value $20,400,094)
	0.070%	20,000,000	20,000,000
Tri-party TD Securities (USA) LLC
dated 06/30/2020, matures 07/01/2020
repurchase price $20,000,039 (collateralized by U.S. Treasury Securities, Market Value $20,400,015)
	0.070%	20,000,000	20,000,000
Total Repurchase Agreements (Cost $60,000,000)			60,000,000

Treasury Bills 23.0%

United States 23.0%
U.S. Treasury Bills
07/02/2020	0.050%	10,000,000	9,999,973
07/07/2020	0.090%	15,000,000	14,999,751
07/14/2020	0.080%	6,000,000	5,999,827
07/30/2020	0.390%	12,000,000	11,996,133
08/06/2020	0.370%	8,000,000	7,997,010
08/11/2020	0.110%	10,000,000	9,998,776
08/13/2020	0.150%	9,000,000	8,998,388
08/20/2020	0.220%	8,000,000	7,997,494
08/27/2020	0.140%	1,000,000	999,785
09/01/2020	0.120%	7,000,000	6,998,529
09/03/2020	0.400%	9,000,000	8,993,664
09/10/2020	0.360%	7,000,000	6,994,996
10/13/2020	0.150%	1,000,000	999,581
11/03/2020	0.170%	5,000,000	4,997,049
Total			107,970,956
Total Treasury Bills (Cost $107,970,956)			107,970,956

U.S. Government & Agency Obligations 57.3%

Federal Agricultural Mortgage Corp.
07/01/2020	0.000%	10,000,000	10,000,000
Federal Agricultural Mortgage Corp. Discount Notes
07/10/2020	0.080%	4,000,000	3,999,915
07/15/2020	0.100%	8,000,000	7,999,673
07/29/2020	0.220%	15,490,000	15,487,357
09/28/2020	0.170%	8,000,000	7,996,737
U.S. Government & Agency Obligations (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Federal Farm Credit Banks(a)
SOFR + 0.080% 06/10/2021	0.160%	2,000,000	2,000,000
1-month USD LIBOR + 0.500% 06/25/2021	0.500%	4,500,000	4,500,000
Federal Farm Credit Banks Discount Notes
07/08/2020	0.090%	8,000,000	7,999,844
07/13/2020	0.470%	8,000,000	7,998,667
07/21/2020	0.130%	10,000,000	9,999,278
07/28/2020	0.110%	4,000,000	3,999,670
08/03/2020	0.130%	5,000,000	4,999,404
Federal Home Loan Banks(a)
SOFR + 0.030% 07/17/2020	0.110%	3,000,000	3,000,000
SOFR + 0.050% 01/28/2021	0.130%	3,000,000	3,000,000
SOFR + 0.075% 07/08/2021	0.160%	2,000,000	2,000,000
SOFR + 0.140% 08/18/2021	0.220%	4,500,000	4,500,000
Federal Home Loan Banks Discount Notes
07/13/2020	0.150%	2,000,000	1,999,893
07/21/2020	0.100%	7,000,000	6,999,592
07/23/2020	0.100%	12,000,000	11,999,267
07/24/2020	0.100%	12,000,000	11,999,233
08/03/2020	0.110%	12,000,000	11,998,790
10/26/2020	0.160%	6,000,000	5,996,880
11/23/2020	0.160%	7,000,000	6,995,489
Federal Home Loan Mortgage Corp.(a)
SOFR + 0.400% 10/21/2021	0.480%	5,000,000	5,000,000
SOFR + 0.160% 12/08/2021	0.240%	4,500,000	4,500,000
SOFR + 0.180% 12/15/2021	0.260%	4,500,000	4,500,000
Federal Home Loan Mortgage Corp. Discount Notes
07/17/2020	0.090%	10,000,000	9,999,600
08/06/2020	0.150%	4,500,000	4,499,325
08/21/2020	0.140%	10,000,000	9,998,017
09/17/2020	0.130%	16,000,000	15,995,493
10/19/2020	0.150%	2,000,000	1,999,114
Federal National Mortgage Association Discount Notes
07/20/2020	0.080%	14,000,000	13,999,409
07/22/2020	0.100%	8,000,000	7,999,533
08/13/2020	0.180%	10,000,000	9,997,850
08/26/2020	0.130%	11,841,000	11,838,513
09/09/2020	0.150%	11,000,000	10,996,728
Total U.S. Government & Agency Obligations (Cost $268,793,271)			268,793,271

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
U.S. Treasury Obligations 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(a)
3-month U.S. Treasury Index + 0.045% 10/31/2020	0.195%	10,000,000	9,997,146
3-month U.S. Treasury Index + 0.115% 01/31/2021	0.265%	5,000,000	4,999,191
3-month U.S. Treasury Index + 0.220% 07/31/2021	0.370%	6,000,000	5,995,471
Total U.S. Treasury Obligations (Cost $20,991,808)			20,991,808
Total Investments in Securities (Cost: $457,756,035)	457,756,035
Other Assets & Liabilities, Net	11,560,039
Net Assets	469,316,074

Notes to Portfolio of Investments
(a)	Variable rate security. The interest rate shown was the current rate as of June 30, 2020.
Abbreviation Legend
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Repurchase Agreements	—	60,000,000	—	60,000,000
Treasury Bills	—	107,970,956	—	107,970,956
U.S. Government & Agency Obligations	—	268,793,271	—	268,793,271
U.S. Treasury Obligations	—	20,991,808	—	20,991,808
Total Investments in Securities	—	457,756,035	—	457,756,035
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $397,756,035)	$397,756,035
Repurchase agreements (cost $60,000,000)	60,000,000
Cash	11,974,788
Receivable for:
Capital shares sold	667,024
Interest	18,025
Expense reimbursement due from Investment Manager	4,022
Prepaid expenses	1
Trustees’ deferred compensation plan	966
Total assets	470,420,861
Liabilities
Payable for:
Capital shares purchased	949,745
Distributions to shareholders	128
Management services fees	5,005
Service fees	40,381
Compensation of board members	71,229
Compensation of chief compliance officer	48
Other expenses	37,285
Trustees’ deferred compensation plan	966
Total liabilities	1,104,787
Net assets applicable to outstanding capital stock	$469,316,074
Represented by
Paid in capital	469,377,755
Total distributable earnings (loss)	(61,681)
Total - representing net assets applicable to outstanding capital stock	$469,316,074
Class 1
Net assets	$130,967,685
Shares outstanding	130,886,269
Net asset value per share	$1.00
Class 2
Net assets	$109,447,159
Shares outstanding	109,463,799
Net asset value per share	$1.00
Class 3
Net assets	$228,901,230
Shares outstanding	228,800,570
Net asset value per share	$1.00
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020	9

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Interest	$1,449,562
Total income	1,449,562
Expenses:
Management services fees	766,133
Distribution and/or service fees
Class 2	102,131
Class 3	129,298
Service fees	126,529
Compensation of board members	4,443
Custodian fees	3,779
Printing and postage fees	20,592
Audit fees	14,669
Legal fees	5,508
Compensation of chief compliance officer	29
Other	3,988
Total expenses	1,177,099
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(369,056)
Fees waived by distributor
Class 2	(63,715)
Class 3	(70,792)
Total net expenses	673,536
Net investment income	776,026
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	19,968
Net realized gain	19,968
Net realized and unrealized gain	19,968
Net increase in net assets resulting from operations	$795,994
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$776,026	$6,965,486
Net realized gain	19,968	190,524
Net increase in net assets resulting from operations	795,994	7,156,010
Distributions to shareholders
Net investment income and net realized gains
Class 1	(283,094)	(2,641,138)
Class 2	(165,852)	(1,041,346)
Class 3	(519,573)	(3,437,347)
Total distributions to shareholders	(968,519)	(7,119,831)
Increase (decrease) in net assets from capital stock activity	139,595,110	(248,581,487)
Total increase (decrease) in net assets	139,422,585	(248,545,308)
Net assets at beginning of period	329,893,489	578,438,797
Net assets at end of period	$469,316,074	$329,893,489

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	57,038,989	57,038,989	9,336,975	9,336,974
Distributions reinvested	286,073	286,073	2,546,724	2,546,724
Redemptions	(13,150,113)	(13,150,113)	(226,197,463)	(226,228,529)
Net increase (decrease)	44,174,949	44,174,949	(214,313,764)	(214,344,831)
Class 2
Subscriptions	69,935,554	69,935,554	16,424,522	16,424,522
Distributions reinvested	167,535	167,535	1,049,800	1,049,800
Redemptions	(21,697,306)	(21,697,307)	(23,736,162)	(23,736,162)
Net increase (decrease)	48,405,783	48,405,782	(6,261,840)	(6,261,840)
Class 3
Subscriptions	69,306,773	69,306,773	17,537,745	17,537,746
Distributions reinvested	525,232	525,232	3,465,476	3,465,476
Redemptions	(22,817,626)	(22,817,626)	(49,009,104)	(48,978,038)
Net increase (decrease)	47,014,379	47,014,379	(28,005,883)	(27,974,816)
Total net increase (decrease)	139,595,111	139,595,110	(248,581,487)	(248,581,487)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return is not annualized for periods of less than one year.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	(0.00)(b)	(0.02)
Year Ended 12/31/2018	$1.00	0.02	0.00(b)	0.02	(0.02)	—	(0.02)
Year Ended 12/31/2017	$1.00	0.00(b)	0.00	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 12/31/2016	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 12/31/2015	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	(0.00)(b)	(0.02)
Year Ended 12/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)
Year Ended 12/31/2017	$1.00	0.00(b)	0.00	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 12/31/2016	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 12/31/2015	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	(0.00)(b)	(0.00)(b)
Year Ended 12/31/2019	$1.00	0.02	0.00(b)	0.02	(0.02)	(0.00)(b)	(0.02)
Year Ended 12/31/2018	$1.00	0.01	0.00(b)	0.01	(0.01)	—	(0.01)
Year Ended 12/31/2017	$1.00	0.00(b)	0.00	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 12/31/2016	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)
Year Ended 12/31/2015	$1.00	0.00(b)	0.00(b)	0.00(b)	(0.00)(b)	—	(0.00)(b)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)	Rounds to zero.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$1.00	0.30%	0.48%(c)	0.29%(c)	0.44%(c)	$130,968
Year Ended 12/31/2019	$1.00	1.89%	0.47%	0.36%	1.87%	$86,841
Year Ended 12/31/2018	$1.00	1.51%	0.46%	0.32%	1.77%	$301,167
Year Ended 12/31/2017	$1.00	0.43%	0.50%	0.45%	0.42%	$44,578
Year Ended 12/31/2016	$1.00	0.01%	0.49%	0.36%	0.01%	$48,310
Year Ended 12/31/2015	$1.00	0.01%	0.49%	0.13%	0.01%	$149,749
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$1.00	0.24%	0.74%(c)	0.38%(c)	0.30%(c)	$109,447
Year Ended 12/31/2019	$1.00	1.64%	0.72%	0.62%	1.60%	$61,083
Year Ended 12/31/2018	$1.00	1.26%	0.72%	0.59%	1.36%	$67,341
Year Ended 12/31/2017	$1.00	0.18%	0.75%	0.70%	0.17%	$32,860
Year Ended 12/31/2016	$1.00	0.01%	0.74%	0.36%	0.01%	$35,914
Year Ended 12/31/2015	$1.00	0.01%	0.75%	0.13%	0.01%	$29,276
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$1.00	0.27%	0.61%(c)	0.36%(c)	0.41%(c)	$228,901
Year Ended 12/31/2019	$1.00	1.77%	0.60%	0.49%	1.72%	$181,970
Year Ended 12/31/2018	$1.00	1.38%	0.60%	0.48%	1.36%	$209,931
Year Ended 12/31/2017	$1.00	0.30%	0.62%	0.57%	0.29%	$224,799
Year Ended 12/31/2016	$1.00	0.01%	0.62%	0.36%	0.01%	$269,488
Year Ended 12/31/2015	$1.00	0.01%	0.62%	0.13%	0.01%	$266,420
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020	13

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio - Government Money Market Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Certain securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of purchases and redemptions of Fund shares at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Repurchase agreements
The Fund may invest in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or
14	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2020:
	RBC Capital Markets ($)	TD Securities ($)	Total ($)
Assets
Repurchase agreements	40,000,000	20,000,000	60,000,000
Total financial and derivative net assets	40,000,000	20,000,000	60,000,000
Total collateral received (pledged) (a)	40,000,000	20,000,000	60,000,000
Net amount (b)	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income, including amortization of premium and discount, is recognized daily.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared daily and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year to seek to maintain a net asset value of $1.00 per share, unless such capital gains are offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020	15

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.39% to 0.18% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.39% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
16	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Effective April 1, 2020, the Distributor has voluntarily agreed to waive the distribution fees for Class 2 and Class 3 shares, so that the Fund will not pay distribution fees for these share classes. This arrangement may be modified or terminated by the Distributor at any time.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2020 through April 30, 2021	Prior to May 1, 2020
Class 1	0.45%	0.40%
Class 2	0.70	0.65
Class 3	0.575	0.525
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund for the purposes of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Effective April 1, 2020, Class 2 and Class 3 distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the cost of all investments for federal income tax purposes was approximately $457,756,000. Tax cost of investments may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
As noted above, the Fund may only participate in the Interfund Program as a lending fund. The Fund did not lend money under the Interfund Program during the six months ended June 30, 2020.
Note 6. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 7. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Government money market fund risk
Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the net asset values of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such net asset values to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund’s portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the net asset value of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the net asset value of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager
18	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the net asset value of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant net asset value of $1.00 per share.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, one unaffiliated shareholder of record owned 11.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 85.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
20	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Government Money Market Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020	21

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided). The Board also considered the significant voluntary waivers by management to support the Fund’s positive yield in a low interest environment.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the percentage ranking of the Fund among its comparison group, and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
22	Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio - Government Money Market Fund | Semiannual Report 2020	23

Columbia Variable Portfolio - Government Money Market Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6638 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Overseas Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Overseas Core Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Overseas Core Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.
Portfolio management
Fred Copper, CFA
Co-Portfolio Manager
Managed Fund since 2018
Daisuke Nomoto, CMA (SAAJ)
Co-Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-10.15	-1.34	1.27	5.70
Class 2	05/03/10	-10.32	-1.67	1.00	5.43
Class 3	01/13/92	-10.29	-1.54	1.12	5.57
MSCI EAFE Index (Net)		-11.34	-5.13	2.05	5.73
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	8.0
Consumer Discretionary	8.5
Consumer Staples	14.4
Energy	7.4
Financials	12.3
Health Care	15.8
Industrials	14.9
Information Technology	9.0
Materials	5.5
Real Estate	3.3
Utilities	0.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2020)
Australia	1.4
Canada	4.4
China	2.2
Denmark	0.8
Finland	4.0
France	6.7
Germany	3.7
Country breakdown (%) (at June 30, 2020)
Hong Kong	0.9
Ireland	1.3
Israel	1.4
Italy	1.5
Japan	25.8
Netherlands	8.2
Norway	2.7
Pakistan	0.5
Russian Federation	0.7
Singapore	1.2
South Korea	2.5
Spain	2.6
Sweden	1.8
Switzerland	5.1
Taiwan	0.8
United Kingdom	9.9
United States(a)	9.9
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	898.50	1,020.54	4.11	4.37	0.87
Class 2	1,000.00	1,000.00	896.80	1,019.29	5.28	5.62	1.12
Class 3	1,000.00	1,000.00	897.10	1,019.94	4.67	4.97	0.99
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Australia 1.3%
Ansell Ltd.	1,102,977	28,037,636
Canada 4.4%
Alimentation Couche-Tard, Inc., Class B	1,267,631	39,748,860
Cameco Corp.	2,299,382	23,568,665
Yamana Gold, Inc.	5,132,775	28,024,951
Total		91,342,476
China 2.2%
BeiGene Ltd., ADR(a)	17,702	3,335,057
Tencent Holdings Ltd.	646,900	41,452,002
Total		44,787,059
Denmark 0.8%
Novo Nordisk A/S, Class B	244,509	15,929,207
Finland 4.0%
Neste OYJ	556,697	21,864,875
UPM-Kymmene OYJ	1,191,372	34,507,725
Valmet OYJ	983,339	25,773,113
Total		82,145,713
France 6.7%
BNP Paribas SA(a)	484,168	19,344,447
Capgemini SE	392,555	45,301,426
DBV Technologies SA, ADR(a)	445,516	1,955,815
Eiffage SA(a)	323,637	29,666,706
Sanofi	248,995	25,393,669
Total SA	420,451	16,211,923
Total		137,873,986
Germany 3.7%
Aroundtown SA(a)	3,524,878	20,203,929
Bayer AG, Registered Shares	297,937	22,084,144
Covestro AG(a)	620,674	23,640,385
Duerr AG	425,190	11,098,777
Total		77,027,235
Hong Kong 0.9%
WH Group Ltd.	22,262,000	19,238,697
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 1.3%
Amarin Corp. PLC, ADR(a)	137,650	952,538
Flutter Entertainment PLC	195,705	25,656,733
Total		26,609,271
Israel 1.4%
Bank Hapoalim BM	2,873,322	17,177,179
Bezeq Israeli Telecommunication Corp., Ltd.(a)	13,636,918	12,378,583
Total		29,555,762
Italy 1.5%
Recordati SpA	615,419	30,794,736
Japan 25.8%
Amano Corp.	1,062,600	22,108,592
Bandai Namco Holdings, Inc.	421,400	22,181,684
BayCurrent Consulting, Inc.	260,200	21,756,226
CYBERDYNE, Inc.(a)	458,500	1,923,578
Invincible Investment Corp.	51,277	13,309,601
ITOCHU Corp.	1,774,800	38,402,808
JustSystems Corp.	244,000	17,350,894
Kinden Corp.	939,300	15,523,732
Koito Manufacturing Co., Ltd.	468,000	18,935,093
Matsumotokiyoshi Holdings Co., Ltd.	967,000	35,139,444
Meitec Corp.	267,100	12,922,607
Nihon M&A Center, Inc.	715,800	32,553,134
Nippon Telegraph & Telephone Corp.	1,602,100	37,328,052
ORIX Corp.	2,103,700	26,122,180
Round One Corp.	1,881,600	13,606,970
Shionogi & Co., Ltd.	506,500	31,774,459
Ship Healthcare Holdings, Inc.	391,500	16,384,725
Sony Corp.	581,500	40,141,049
Subaru Corp.	956,700	20,032,991
Sumitomo Mitsui Financial Group, Inc.	641,700	18,109,931
Takeda Pharmaceutical Co., Ltd.	1,312,085	47,140,548
Takuma Co., Ltd.	873,400	12,045,305
ValueCommerce Co., Ltd.	622,000	16,725,943
Total		531,519,546
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 8.2%
ABN AMRO Bank NV	1,825,644	15,710,852
ASR Nederland NV	871,472	26,812,893
ING Groep NV	2,422,721	16,888,563
Koninklijke Ahold Delhaize NV	1,437,477	39,177,082
Royal Dutch Shell PLC, Class A	2,473,200	40,484,711
Signify NV(a)	1,145,130	29,441,264
Total		168,515,365
Norway 2.6%
BW LPG Ltd.	1,954,856	6,155,291
SalMar ASA(a)	767,967	36,789,784
Yara International ASA	334,487	11,660,993
Total		54,606,068
Pakistan 0.5%
Lucky Cement Ltd.	2,116,695	5,832,834
Oil & Gas Development Co., Ltd.	5,596,953	3,689,941
Total		9,522,775
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR(a)	1,254,901	14,265,398
Singapore 1.2%
DBS Group Holdings Ltd.	1,178,900	17,738,711
Venture Corp., Ltd.	540,600	6,317,832
Total		24,056,543
South Korea 2.5%
Hyundai Home Shopping Network Corp.	194,670	10,436,335
Samsung Electronics Co., Ltd.	656,071	29,042,710
Youngone Corp.	548,923	11,713,005
Total		51,192,050
Spain 2.6%
ACS Actividades de Construccion y Servicios SA	960,339	24,679,685
Endesa SA	748,808	18,575,110
Tecnicas Reunidas SA(a)	669,845	10,253,425
Total		53,508,220
Sweden 1.8%
Granges AB(a)	799,309	6,372,541
Samhallsbyggnadsbolaget i Norden AB	12,228,245	31,418,281
Total		37,790,822
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 5.1%
Landis+Gyr Group AG(a)	253,664	16,432,416
Nestlé SA, Registered Shares	317,074	35,154,193
Roche Holding AG, Genusschein Shares	153,333	53,122,147
Total		104,708,756
Taiwan 0.8%
Parade Technologies Ltd.	471,000	15,786,978
United Kingdom 9.9%
BP PLC	4,600,387	17,624,289
British American Tobacco PLC	1,130,368	43,352,813
BT Group PLC	9,687,729	13,700,882
Crest Nicholson Holdings PLC	2,469,475	6,036,665
DCC PLC	513,164	42,820,318
GW Pharmaceuticals PLC, ADR(a)	44,883	5,508,042
John Wood Group PLC	2,787,778	6,684,492
Just Group PLC(a)	17,199,895	11,216,972
Legal & General Group PLC	8,547,233	23,301,866
TP ICAP PLC	5,722,916	24,855,647
WPP PLC	1,223,786	9,541,028
Total		204,643,014
United States 6.5%
ACADIA Pharmaceuticals, Inc.(a)	72,364	3,507,483
Aerie Pharmaceuticals, Inc.(a)	255,261	3,767,652
Alexion Pharmaceuticals, Inc.(a)	73,766	8,279,496
Broadcom, Inc.	83,924	26,487,254
Burford Capital Ltd.	2,276,055	13,159,688
Insmed, Inc.(a)	143,877	3,962,373
Liberty Global PLC, Class C(a)	1,242,440	26,724,884
Primo Water Corp.	2,712,224	37,293,080
Quotient Ltd.(a)	1,009,704	7,471,810
Sage Therapeutics, Inc.(a)	62,061	2,580,496
Total		133,234,216
Total Common Stocks (Cost $2,130,629,210)		1,986,691,529

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Exchange-Traded Equity Funds 1.5%
	Shares	Value ($)
United States 1.5%
iShares MSCI EAFE ETF	507,421	30,886,716
Total Exchange-Traded Equity Funds (Cost $32,388,683)		30,886,716

Money Market Funds 1.9%

Columbia Short-Term Cash Fund, 0.253%(b),(c)	38,835,324	38,835,324
Total Money Market Funds (Cost $38,835,324)		38,835,324
Total Investments in Securities (Cost $2,201,853,217)		2,056,413,569
Other Assets & Liabilities, Net		4,763,554
Net Assets		$2,061,177,123
At June 30, 2020, securities and/or cash totaling $260,000 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
48,871,000 CAD	35,879,394 USD	State Street	08/19/2020	—	(122,828)
29,708,000 GBP	36,916,527 USD	State Street	08/19/2020	94,222	—
14,509,000 ILS	4,223,646 USD	State Street	08/19/2020	29,786	—
6,215,193,000 JPY	58,092,920 USD	State Street	08/19/2020	495,794	—
52,203,653,000 KRW	43,300,255 USD	State Street	08/19/2020	—	(224,644)
202,587,000 NOK	20,926,613 USD	State Street	08/19/2020	—	(124,756)
31,645,273 USD	46,065,000 AUD	State Street	08/19/2020	151,288	—
31,734,006 USD	30,033,000 CHF	State Street	08/19/2020	11,276	—
24,306,188 USD	21,577,000 EUR	State Street	08/19/2020	—	(38,016)
23,163,032 USD	216,888,000 SEK	State Street	08/19/2020	126,810	—
21,114,226 USD	29,419,000 SGD	State Street	08/19/2020	—	(1,697)
Total				909,176	(511,941)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	5,494,903	1,023,275,888	(989,935,467)	—	38,835,324	41,418	50,193	38,835,324
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	28,037,636	—	28,037,636
Canada	91,342,476	—	—	91,342,476
China	3,335,057	41,452,002	—	44,787,059
Denmark	—	15,929,207	—	15,929,207
Finland	—	82,145,713	—	82,145,713
France	1,955,815	135,918,171	—	137,873,986
Germany	—	77,027,235	—	77,027,235
Hong Kong	—	19,238,697	—	19,238,697
Ireland	952,538	25,656,733	—	26,609,271
Israel	—	29,555,762	—	29,555,762
Italy	—	30,794,736	—	30,794,736
Japan	—	531,519,546	—	531,519,546
Netherlands	—	168,515,365	—	168,515,365
Norway	—	54,606,068	—	54,606,068
Pakistan	—	9,522,775	—	9,522,775
Russian Federation	—	14,265,398	—	14,265,398
Singapore	—	24,056,543	—	24,056,543
South Korea	—	51,192,050	—	51,192,050
Spain	—	53,508,220	—	53,508,220
Sweden	—	37,790,822	—	37,790,822
Switzerland	—	104,708,756	—	104,708,756
Taiwan	—	15,786,978	—	15,786,978
United Kingdom	5,508,042	199,134,972	—	204,643,014
United States	120,074,528	13,159,688	—	133,234,216
Total Common Stocks	223,168,456	1,763,523,073	—	1,986,691,529
Exchange-Traded Equity Funds	30,886,716	—	—	30,886,716
Money Market Funds	38,835,324	—	—	38,835,324
Total Investments in Securities	292,890,496	1,763,523,073	—	2,056,413,569
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	909,176	—	909,176
Liability
Forward Foreign Currency Exchange Contracts	—	(511,941)	—	(511,941)
Total	292,890,496	1,763,920,308	—	2,056,810,804
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,163,017,893)	$2,017,578,245
Affiliated issuers (cost $38,835,324)	38,835,324
Cash collateral held at broker for:
Forward foreign currency exchange contracts	260,000
Unrealized appreciation on forward foreign currency exchange contracts	909,176
Receivable for:
Investments sold	9,050,608
Capital shares sold	14,426
Dividends	2,187,394
Foreign tax reclaims	2,495,596
Total assets	2,071,330,769
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	511,941
Payable for:
Investments purchased	8,642,186
Capital shares purchased	700,538
Management services fees	43,765
Distribution and/or service fees	1,065
Service fees	36,726
Compensation of board members	134,477
Compensation of chief compliance officer	126
Other expenses	82,822
Total liabilities	10,153,646
Net assets applicable to outstanding capital stock	$2,061,177,123
Represented by
Paid in capital	2,197,595,434
Total distributable earnings (loss)	(136,418,311)
Total - representing net assets applicable to outstanding capital stock	$2,061,177,123
Class 1
Net assets	$1,797,170,739
Shares outstanding	153,128,536
Net asset value per share	$11.74
Class 2
Net assets	$52,807,587
Shares outstanding	4,527,778
Net asset value per share	$11.66
Class 3
Net assets	$211,198,797
Shares outstanding	18,029,426
Net asset value per share	$11.71
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	11

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$19,965,188
Dividends — affiliated issuers	50,193
Foreign taxes withheld	(1,831,872)
Total income	18,183,509
Expenses:
Management services fees	5,073,839
Distribution and/or service fees
Class 2	64,765
Class 3	131,974
Service fees	112,780
Compensation of board members	5,658
Custodian fees	83,202
Printing and postage fees	29,157
Audit fees	33,737
Legal fees	9,235
Compensation of chief compliance officer	137
Other	8,707
Total expenses	5,553,191
Net investment income	12,630,318
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,876,658
Investments — affiliated issuers	41,418
Foreign currency translations	(267,401)
Forward foreign currency exchange contracts	2,330,475
Futures contracts	(2,072,684)
Options purchased	(380,257)
Net realized gain	12,528,209
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(144,314,057)
Foreign currency translations	38,084
Forward foreign currency exchange contracts	855,363
Net change in unrealized appreciation (depreciation)	(143,420,610)
Net realized and unrealized loss	(130,892,401)
Net decrease in net assets resulting from operations	$(118,262,083)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$12,630,318	$24,268,731
Net realized gain	12,528,209	21,447,637
Net change in unrealized appreciation (depreciation)	(143,420,610)	202,920,990
Net increase (decrease) in net assets resulting from operations	(118,262,083)	248,637,358
Distributions to shareholders
Net investment income and net realized gains
Class 1	(36,848,944)	(134,978,905)
Class 2	(1,204,332)	(9,057,810)
Class 3	(4,948,017)	(39,514,711)
Total distributions to shareholders	(43,001,293)	(183,551,426)
Increase in net assets from capital stock activity	963,837,819	206,973,857
Total increase in net assets	802,574,443	272,059,789
Net assets at beginning of period	1,258,602,680	986,542,891
Net assets at end of period	$2,061,177,123	$1,258,602,680

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	80,384,434	949,323,992	7,883,344	107,132,438
Distributions reinvested	3,227,521	36,848,944	10,966,015	134,978,905
Redemptions	(1,236,033)	(14,301,657)	(3,541,482)	(46,693,584)
Net increase	82,375,922	971,871,279	15,307,877	195,417,759
Class 2
Subscriptions	300,544	3,152,662	329,845	4,258,973
Distributions reinvested	108,762	1,204,332	740,900	9,057,810
Redemptions	(365,819)	(4,303,880)	(634,490)	(8,373,152)
Net increase	43,487	53,114	436,255	4,943,631
Class 3
Subscriptions	9,579	114,481	22,054	279,386
Distributions reinvested	444,486	4,948,017	3,216,777	39,514,711
Redemptions	(1,144,668)	(13,149,072)	(2,507,214)	(33,181,630)
Net increase (decrease)	(690,603)	(8,086,574)	731,617	6,612,467
Total net increase	81,728,806	963,837,819	16,475,749	206,973,857
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$13.40	0.12	(1.50)	(1.38)	(0.13)	(0.15)	(0.28)
Year Ended 12/31/2019	$12.74	0.29	2.71	3.00	(0.29)	(2.05)	(2.34)
Year Ended 12/31/2018	$15.71	0.29	(2.84)	(2.55)	(0.42)	—	(0.42)
Year Ended 12/31/2017	$12.58	0.19	3.23	3.42	(0.29)	—	(0.29)
Year Ended 12/31/2016	$13.60	0.22	(1.04)	(0.82)	(0.20)	—	(0.20)
Year Ended 12/31/2015	$13.06	0.13	0.55	0.68	(0.14)	—	(0.14)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$13.32	0.10	(1.49)	(1.39)	(0.12)	(0.15)	(0.27)
Year Ended 12/31/2019	$12.67	0.26	2.69	2.95	(0.25)	(2.05)	(2.30)
Year Ended 12/31/2018	$15.62	0.26	(2.83)	(2.57)	(0.38)	—	(0.38)
Year Ended 12/31/2017	$12.52	0.16	3.20	3.36	(0.26)	—	(0.26)
Year Ended 12/31/2016	$13.55	0.22	(1.07)	(0.85)	(0.18)	—	(0.18)
Year Ended 12/31/2015	$13.02	0.08	0.56	0.64	(0.11)	—	(0.11)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$13.38	0.11	(1.50)	(1.39)	(0.13)	(0.15)	(0.28)
Year Ended 12/31/2019	$12.72	0.28	2.70	2.98	(0.27)	(2.05)	(2.32)
Year Ended 12/31/2018	$15.68	0.28	(2.84)	(2.56)	(0.40)	—	(0.40)
Year Ended 12/31/2017	$12.56	0.18	3.22	3.40	(0.28)	—	(0.28)
Year Ended 12/31/2016	$13.58	0.21	(1.04)	(0.83)	(0.19)	—	(0.19)
Year Ended 12/31/2015	$13.05	0.11	0.55	0.66	(0.13)	—	(0.13)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$11.74	(10.15%)	0.87%(c)	0.87%(c)	2.11%(c)	10%	$1,797,171
Year Ended 12/31/2019	$13.40	25.47%	0.89%	0.89%	2.21%	39%	$948,377
Year Ended 12/31/2018	$12.74	(16.63%)	0.89%(d)	0.89%(d)	1.96%	113%	$706,469
Year Ended 12/31/2017	$15.71	27.52%	0.91%	0.90%	1.38%	41%	$792,289
Year Ended 12/31/2016	$12.58	(6.00%)	0.93%(e)	0.89%(e)	1.76%	57%	$604,967
Year Ended 12/31/2015	$13.60	5.20%	1.01%	0.93%	0.91%	57%	$11,981
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$11.66	(10.32%)	1.12%(c)	1.12%(c)	1.77%(c)	10%	$52,808
Year Ended 12/31/2019	$13.32	25.15%	1.14%	1.14%	1.95%	39%	$59,746
Year Ended 12/31/2018	$12.67	(16.81%)	1.14%(d)	1.14%(d)	1.75%	113%	$51,287
Year Ended 12/31/2017	$15.62	27.18%	1.16%	1.15%	1.13%	41%	$67,097
Year Ended 12/31/2016	$12.52	(6.27%)	1.17%(e)	1.14%(e)	1.77%	57%	$57,342
Year Ended 12/31/2015	$13.55	4.94%	1.28%	1.18%	0.61%	57%	$16,240
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$11.71	(10.29%)	0.99%(c)	0.99%(c)	1.87%(c)	10%	$211,199
Year Ended 12/31/2019	$13.38	25.32%	1.01%	1.01%	2.09%	39%	$250,480
Year Ended 12/31/2018	$12.72	(16.70%)	1.02%(d)	1.02%(d)	1.88%	113%	$228,786
Year Ended 12/31/2017	$15.68	27.37%	1.04%	1.03%	1.26%	41%	$312,588
Year Ended 12/31/2016	$12.56	(6.10%)	1.07%(e)	1.03%(e)	1.66%	57%	$280,282
Year Ended 12/31/2015	$13.58	5.03%	1.14%	1.05%	0.79%	57%	$314,648
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	15

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Overseas Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
18	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to decrease the Fund’s exposure to equity market risk, to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	909,176

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	511,941
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Equity risk	—	(2,072,684)	(380,257)	(2,452,941)
Foreign exchange risk	2,330,475	—	—	2,330,475
Total	2,330,475	(2,072,684)	(380,257)	(122,466)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category				Forward foreign currency exchange contracts ($)
Foreign exchange risk				855,363
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average value ($)*
Options contracts — purchased	104,813
Options contracts — written	(10,045)

Derivative instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Forward foreign currency exchange contracts	1,624,129	(1,545,498)

20	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
*	Based on the ending daily outstanding amounts for the six months ended June 30, 2020.
**	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2020:
State Street ($)
Assets
Forward foreign currency exchange contracts	909,176
Liabilities
Forward foreign currency exchange contracts	511,941
Total financial and derivative net assets	397,235
Total collateral received (pledged) (a)	-
Net amount (b)	397,235

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.82% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. At present, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement. Threadneedle previously provided subadvisory services pursuant to the Subadvisory Agreement from July 2004 through April 30, 2018, and the Investment Manager may in the future determine to re-allocate Fund assets to Threadneedle to serve the Fund again in a subadvisory capacity.
22	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual July 1, 2020 through April 30, 2021
Class 1	0.90%
Class 2	1.15
Class 3	1.025
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Fund had a voluntary expense reimbursement arrangement from May 1, 2020 to June 30, 2020. Prior to May 1, 2020, the Fund had a contractual expense reimbursement arrangement. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
2,201,853,000	117,832,000	(262,874,000)	(145,042,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,029,137,654 and $130,699,029, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
24	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. At a referendum in June 2016, the UK voted to leave the EU (commonly known as “Brexit”). After several extensions of the period for withdrawal negotiations, the UK and EU agreed on the terms of a withdrawal agreement, which was approved by the UK Parliament on January 22, 2020. The UK formally exited the EU on January 31, 2020. Under the withdrawal agreement, a “transition period” runs through December 31, 2020 that is intended to allow for negotiation and implementation of new trade and other cooperative agreements. The UK will remain in the EU’s single market and customs union during the transition period. There is a significant degree of uncertainty as to the outcome of these negotiations and the future and full impact of Brexit remain uncertain and could have additional adverse effects on economies, financial markets, currencies and asset valuations around the world. During this period and beyond, the impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
Japan. The Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
26	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 98.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Overseas Core Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser provided portfolio management and related services for the Fund through April 30, 2018. At present, the Subadviser is not providing services to the Fund; however, Columbia Threadneedle has continued to retain Threadneedle International Limited and may in the future reallocate Fund assets to them to serve the Fund in a subadvisory capacity.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	29

Approval of Management and Subadvisory
Agreements  (continued)

appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring the Subadviser), noting that no material changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
With respect to the Subadviser, the Board considered the Subadviser’s resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement, including its affiliation with Columbia Threadneedle and the globalization of the entire organization. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund, noting, however, that Fund assets are not currently allocated to the Subadviser.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide quality services to the Fund.
30	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

Approval of Management and Subadvisory
Agreements  (continued)

Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the product score of the Fund (taking into account performance relative to peers and benchmarks) and (v) the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including JDL’s conclusions/analyses, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020	31

Approval of Management and Subadvisory
Agreements  (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
32	Columbia Variable Portfolio – Overseas Core Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Overseas Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6494 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – High Yield Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – High Yield Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – High Yield Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2010
Daniel DeYoung
Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-3.81	1.12	4.40	6.67
Class 2	05/03/10	-3.99	0.88	4.11	6.38
Class 3	05/01/96	-3.96	0.85	4.24	6.51
ICE BofA US Cash Pay High Yield Constrained Index		-4.80	-1.14	4.58	6.44
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The ICE BofA US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Corporate Bonds & Notes	95.1
Foreign Government Obligations	0.2
Money Market Funds	2.1
Senior Loans	2.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2020)
BBB rating	0.7
BB rating	45.5
B rating	38.7
CCC rating	14.5
Not rated	0.6
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	961.90	1,021.53	3.27	3.37	0.67
Class 2	1,000.00	1,000.00	960.10	1,020.29	4.48	4.62	0.92
Class 3	1,000.00	1,000.00	960.40	1,020.93	3.85	3.97	0.79
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 95.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.1%
Bombardier, Inc.(a)
12/01/2024	7.500%	309,000	200,753
03/15/2025	7.500%	602,000	392,260
04/15/2027	7.875%	96,000	62,575
Moog, Inc.(a)
12/15/2027	4.250%	440,000	429,156
TransDigm, Inc.
05/15/2025	6.500%	1,682,000	1,574,762
TransDigm, Inc.(a)
12/15/2025	8.000%	688,000	722,668
03/15/2026	6.250%	2,964,000	2,955,288
Total			6,337,462
Airlines 0.8%
Delta Air Lines, Inc.(a)
05/01/2025	7.000%	556,000	573,916
Delta Air Lines, Inc.
01/15/2026	7.375%	472,000	456,505
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a),(b)
06/20/2027	6.500%	1,303,402	1,304,731
Total			2,335,152
Automotive 2.4%
Clarios Global LP(a)
05/15/2025	6.750%	283,000	294,549
Ford Motor Co.
04/21/2023	8.500%	248,000	262,212
04/22/2025	9.000%	548,000	592,419
04/22/2030	9.625%	75,000	88,902
Ford Motor Credit Co. LLC
11/02/2020	2.343%	288,000	288,031
03/18/2021	3.336%	601,000	594,969
10/12/2021	3.813%	976,000	967,072
03/18/2024	5.584%	1,777,000	1,794,621
11/01/2024	4.063%	400,000	381,181
06/16/2025	5.125%	414,000	414,109
IAA Spinco, Inc.(a)
06/15/2027	5.500%	182,000	188,152
IHO Verwaltungs GmbH(a),(c)
05/15/2029	6.375%	8,000	8,133
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,026,000	1,009,606
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	532,000	535,363
Total			7,419,319
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.7%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	246,000	244,704
AG Issuer LLC(a)
03/01/2028	6.250%	243,000	230,228
NFP Corp.(a)
05/15/2025	7.000%	208,000	218,400
07/15/2025	6.875%	1,360,000	1,341,236
Total			2,034,568
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	1,533,000	1,488,432
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	515,000	460,637
11/15/2026	4.500%	514,000	502,132
Core & Main LP(a)
08/15/2025	6.125%	1,140,000	1,134,924
James Hardie International Finance DAC(a)
01/15/2025	4.750%	79,000	80,377
01/15/2028	5.000%	420,000	432,240
Total			4,098,742
Cable and Satellite 7.9%
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	885,000	917,462
05/01/2026	5.500%	397,000	411,135
05/01/2027	5.875%	621,000	647,604
02/01/2028	5.000%	666,000	687,797
06/01/2029	5.375%	1,240,000	1,308,111
03/01/2030	4.750%	1,876,000	1,920,645
08/15/2030	4.500%	632,000	644,568
CSC Holdings LLC(a)
02/01/2028	5.375%	1,186,000	1,231,826
02/01/2029	6.500%	3,598,000	3,939,145
01/15/2030	5.750%	338,000	351,726
DISH DBS Corp.
07/01/2026	7.750%	3,765,000	3,990,051
DISH DBS Corp.(a),(b)
07/01/2028	7.375%	554,000	554,680
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	317,000	321,801
02/15/2025	6.625%	536,000	536,545
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	1,100,000	1,087,656
Virgin Media Finance PLC(a)
07/15/2030	5.000%	801,000	780,492
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	1,856,000	1,902,469
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	300,000	297,434
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	789,000	798,585
Ziggo BV(a)
01/15/2027	5.500%	1,552,000	1,569,903
01/15/2030	4.875%	337,000	337,009
Total			24,236,644
Chemicals 4.2%
Alpha 2 BV(a),(c)
06/01/2023	8.750%	980,000	978,729
Angus Chemical Co.(a)
02/15/2023	8.750%	1,194,000	1,205,692
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	983,000	973,062
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	805,000	814,837
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	642,000	645,407
CF Industries, Inc.
03/15/2034	5.150%	251,000	268,675
03/15/2044	5.375%	133,000	143,969
Chemours Co. (The)
05/15/2027	5.375%	199,000	180,322
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	94,000	97,998
INEOS Group Holdings SA(a)
08/01/2024	5.625%	481,000	465,857
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	682,000	670,541
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	434,000	440,503
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	2,187,000	2,211,024
PQ Corp.(a)
12/15/2025	5.750%	975,000	985,138
SPCM SA(a)
09/15/2025	4.875%	721,000	729,293
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	1,585,000	1,628,734
WR Grace & Co-Conn(a)
06/15/2027	4.875%	649,000	657,395
Total			13,097,176
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.7%
H&E Equipment Services, Inc.
09/01/2025	5.625%	614,000	621,779
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	785,836
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	374,194
United Rentals North America, Inc.
12/15/2026	6.500%	379,000	398,026
Total			2,179,835
Consumer Cyclical Services 2.0%
APX Group, Inc.
12/01/2022	7.875%	1,059,000	1,053,227
09/01/2023	7.625%	1,265,000	1,165,523
11/01/2024	8.500%	1,264,000	1,237,970
Expedia Group, Inc.(a)
05/01/2025	6.250%	113,000	120,051
05/01/2025	7.000%	56,000	58,650
frontdoor, Inc.(a)
08/15/2026	6.750%	317,000	337,230
Match Group, Inc.(a)
12/15/2027	5.000%	48,000	49,957
06/01/2028	4.625%	452,000	457,846
Staples, Inc.(a)
04/15/2026	7.500%	392,000	308,744
04/15/2027	10.750%	176,000	104,430
Uber Technologies, Inc.(a)
11/01/2023	7.500%	527,000	530,106
05/15/2025	7.500%	708,000	713,623
Total			6,137,357
Consumer Products 2.0%
CD&R Smokey Buyer, Inc.(a),(b)
07/15/2025	6.750%	451,000	469,583
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	943,000	976,003
01/15/2027	7.750%	680,000	726,450
Mattel, Inc.(a)
12/15/2027	5.875%	671,000	691,516
Mattel, Inc.
11/01/2041	5.450%	636,000	527,034
Newell Brands, Inc.
06/01/2025	4.875%	244,000	255,288
Prestige Brands, Inc.(a)
03/01/2024	6.375%	714,000	734,381
01/15/2028	5.125%	335,000	336,283

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	184,000	189,344
Spectrum Brands, Inc.
07/15/2025	5.750%	511,000	524,350
Valvoline, Inc.(a)
08/15/2025	4.375%	219,000	220,300
02/15/2030	4.250%	509,000	499,049
Total			6,149,581
Diversified Manufacturing 1.5%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	548,000	546,567
CFX Escrow Corp.(a)
02/15/2024	6.000%	216,000	222,796
02/15/2026	6.375%	259,000	270,655
MTS Systems Corp.(a)
08/15/2027	5.750%	183,000	168,804
Resideo Funding, Inc.(a)
11/01/2026	6.125%	949,000	926,935
SPX FLOW, Inc.(a)
08/15/2024	5.625%	204,000	208,435
TriMas Corp.(a)
10/15/2025	4.875%	147,000	147,402
Welbilt, Inc.
02/15/2024	9.500%	308,000	293,977
WESCO Distribution, Inc.
06/15/2024	5.375%	427,000	427,130
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	740,000	780,152
06/15/2028	7.250%	572,000	606,244
Total			4,599,097
Electric 4.6%
AES Corp. (The)
05/15/2026	6.000%	1,048,000	1,090,647
09/01/2027	5.125%	524,000	543,876
Calpine Corp.(a)
06/01/2026	5.250%	590,000	595,834
02/15/2028	4.500%	745,000	731,601
Clearway Energy Operating LLC
10/15/2025	5.750%	824,000	854,667
09/15/2026	5.000%	866,000	885,830
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	498,000	507,298
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	498,186
09/15/2027	4.500%	2,263,000	2,367,159
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
01/15/2027	6.625%	376,000	393,837
01/15/2028	5.750%	42,000	44,403
NRG Energy, Inc.(a)
06/15/2029	5.250%	1,513,000	1,592,993
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	489,000	491,727
PG&E Corp.
07/01/2028	5.000%	530,000	529,806
07/01/2030	5.250%	396,000	398,203
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	545,000	572,734
01/15/2030	4.750%	624,000	635,932
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	653,000	670,034
07/31/2027	5.000%	822,000	830,546
Total			14,235,313
Environmental 0.5%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	347,000	349,681
12/15/2026	5.125%	405,000	418,095
05/01/2027	8.500%	440,000	478,529
Hulk Finance Corp.(a)
06/01/2026	7.000%	389,000	405,498
Total			1,651,803
Finance Companies 2.7%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	182,000	163,582
Global Aircraft Leasing Co., Ltd.(a),(c)
09/15/2024	6.500%	687,000	485,061
Navient Corp.
03/25/2021	5.875%	84,000	82,547
07/26/2021	6.625%	649,000	636,021
01/25/2022	7.250%	618,000	620,477
06/15/2022	6.500%	534,000	524,525
01/25/2023	5.500%	168,000	161,340
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,140,000	1,077,360
Quicken Loans, Inc.(a)
05/01/2025	5.750%	2,186,000	2,236,003
Springleaf Finance Corp.
03/15/2023	5.625%	905,000	915,035
03/15/2024	6.125%	974,000	988,628
06/01/2025	8.875%	265,000	283,206
Total			8,173,785

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 3.3%
Aramark Services, Inc.(a)
05/01/2025	6.375%	238,000	245,744
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,026,000	984,018
Kraft Heinz Foods Co.(a)
05/15/2027	3.875%	779,000	813,982
Kraft Heinz Foods Co. (The)
06/04/2042	5.000%	718,000	748,944
07/15/2045	5.200%	436,000	472,429
06/01/2046	4.375%	1,073,000	1,052,765
Kraft Heinz Foods Co. (The)(a)
10/01/2049	4.875%	678,000	702,289
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	449,159
11/01/2026	4.875%	586,000	607,312
05/15/2028	4.875%	286,000	302,836
Performance Food Group, Inc.(a)
05/01/2025	6.875%	170,000	177,349
10/15/2027	5.500%	328,000	316,528
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	166,000	165,497
09/30/2027	5.875%	603,000	603,361
Post Holdings, Inc.(a)
03/01/2027	5.750%	647,000	667,303
01/15/2028	5.625%	440,000	454,378
04/15/2030	4.625%	1,578,000	1,547,195
Total			10,311,089
Gaming 4.4%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	235,000	245,682
12/01/2027	4.750%	675,000	580,539
Boyd Gaming Corp.
08/15/2026	6.000%	418,000	392,736
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	589,000	512,553
Colt Merger Sub, Inc.(a),(b)
07/01/2025	5.750%	237,000	238,258
07/01/2025	6.250%	989,000	985,604
07/01/2027	8.125%	494,000	477,494
Eldorado Resorts, Inc.
04/01/2025	6.000%	1,117,000	1,167,711
09/15/2026	6.000%	613,000	677,539
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	29,000	30,984
International Game Technology PLC(a)
02/15/2025	6.500%	1,139,000	1,163,603
01/15/2029	5.250%	468,000	456,950
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	496,918
09/01/2026	4.500%	472,000	464,866
02/01/2027	5.750%	436,000	451,040
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	400,000	392,421
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,287,000	1,193,415
03/15/2026	8.250%	1,138,000	1,020,342
05/15/2028	7.000%	314,000	250,697
11/15/2029	7.250%	314,000	251,946
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	561,000	538,992
02/15/2027	3.750%	305,000	286,301
12/01/2029	4.625%	448,000	439,204
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	874,000	803,070
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	159,000	160,170
Total			13,679,035
Health Care 5.1%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	415,000	415,027
03/01/2024	6.500%	197,000	200,282
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	139,048
Avantor, Inc.(a)
10/01/2025	9.000%	1,385,000	1,487,983
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,357,000	1,339,772
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	362,000	378,756
05/01/2028	4.250%	249,000	248,852
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	912,000	858,373
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	798,000	760,977
HCA, Inc.
09/01/2028	5.625%	530,000	591,079
02/01/2029	5.875%	527,000	595,810
09/01/2030	3.500%	1,360,000	1,303,677
Hologic, Inc.(a)
10/15/2025	4.375%	235,000	237,689
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	686,000	637,911
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	162,000	164,869
02/01/2028	7.250%	218,000	221,354

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(a)
08/15/2026	6.250%	1,017,000	1,028,073
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	349,000	352,770
Teleflex, Inc.
11/15/2027	4.625%	693,000	728,646
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	228,935
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	669,000	711,318
11/01/2027	5.125%	1,778,000	1,758,900
06/15/2028	4.625%	218,000	212,461
Tenet Healthcare Corp.
08/01/2025	7.000%	1,201,000	1,170,354
Total			15,772,916
Healthcare Insurance 1.4%
Centene Corp.
12/15/2027	4.250%	1,328,000	1,369,834
12/15/2029	4.625%	1,726,000	1,821,105
02/15/2030	3.375%	1,041,000	1,050,327
Total			4,241,266
Home Construction 1.6%
Lennar Corp.
06/01/2026	5.250%	1,071,000	1,160,929
Meritage Homes Corp.
04/01/2022	7.000%	928,000	982,514
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	385,000	364,244
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	522,000	540,874
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	528,076
03/01/2024	5.625%	848,000	876,265
TRI Pointe Group, Inc.
06/15/2028	5.700%	152,000	155,365
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	343,000	354,100
Total			4,962,367
Independent Energy 7.0%
Callon Petroleum Co.
10/01/2024	6.125%	378,000	141,563
07/01/2026	6.375%	2,277,000	755,383
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	109,000	41,466
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centennial Resource Production LLC(a)
01/15/2026	5.375%	621,000	316,224
04/01/2027	6.875%	751,000	382,494
Continental Resources, Inc.
04/15/2023	4.500%	155,000	148,361
01/15/2028	4.375%	182,000	160,690
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	1,651,000	1,480,523
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	241,000	242,868
01/30/2026	5.500%	190,000	182,366
01/30/2028	5.750%	664,000	639,795
EQT Corp.
10/01/2027	3.900%	356,000	289,463
02/01/2030	7.000%	159,000	163,707
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	830,000	690,041
11/01/2028	6.250%	660,000	524,386
Jagged Peak Energy LLC
05/01/2026	5.875%	776,000	755,952
Matador Resources Co.
09/15/2026	5.875%	1,971,000	1,462,096
Occidental Petroleum Corp.
08/15/2022	2.700%	449,000	418,031
08/15/2024	2.900%	3,354,000	2,866,333
04/15/2026	3.400%	1,134,000	927,938
08/15/2026	3.200%	270,000	219,696
08/15/2029	3.500%	594,000	434,732
04/15/2046	4.400%	1,736,000	1,211,448
08/15/2049	4.400%	494,000	341,006
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	1,356,000	1,335,959
02/15/2028	4.125%	642,000	581,555
QEP Resources, Inc.
03/01/2026	5.625%	689,000	435,667
SM Energy Co.
06/01/2025	5.625%	329,000	174,386
09/15/2026	6.750%	1,106,000	560,724
01/15/2027	6.625%	851,000	420,312
WPX Energy, Inc.
09/15/2024	5.250%	1,336,000	1,320,455
01/15/2030	4.500%	2,052,000	1,805,549
Total			21,431,169
Integrated Energy 0.1%
Cenovus Energy, Inc.
04/15/2027	4.250%	414,000	374,812

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.8%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	620,000	622,539
Cinemark USA, Inc.(a)
05/01/2025	8.750%	445,000	466,299
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	671,000	691,247
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	308,000	319,722
Viking Cruises Ltd.(a)
05/15/2025	13.000%	153,000	160,672
VOC Escrow Ltd.(a)
02/15/2028	5.000%	180,000	135,536
Total			2,396,015
Lodging 0.2%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	310,000	308,704
05/01/2028	5.750%	342,000	346,578
Total			655,282
Media and Entertainment 3.1%
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	745,000	691,116
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,039,000	997,850
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	595,000	430,063
08/15/2027	6.625%	211,000	112,933
iHeartCommunications, Inc.
05/01/2026	6.375%	484,136	482,354
05/01/2027	8.375%	1,323,672	1,211,886
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	261,000	250,039
01/15/2028	4.750%	591,000	546,034
Lamar Media Corp.(a)
02/15/2028	3.750%	337,000	319,311
01/15/2029	4.875%	193,000	195,075
02/15/2030	4.000%	129,000	123,839
Netflix, Inc.
11/15/2028	5.875%	477,000	542,783
05/15/2029	6.375%	124,000	144,477
Netflix, Inc.(a)
11/15/2029	5.375%	567,000	621,099
06/15/2030	4.875%	756,000	810,480
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	239,000	215,723
03/15/2030	4.625%	877,000	801,309
TEGNA, Inc.(a)
09/15/2029	5.000%	731,000	684,547
Twitter, Inc.(a)
12/15/2027	3.875%	498,000	498,112
Total			9,679,030
Metals and Mining 4.3%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	482,000	494,423
09/30/2026	7.000%	366,000	378,945
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	464,000	433,329
Constellium NV(a)
03/01/2025	6.625%	830,000	842,391
02/15/2026	5.875%	2,038,000	2,042,313
Constellium SE(a)
06/15/2028	5.625%	303,000	297,355
Freeport-McMoRan, Inc.
09/01/2029	5.250%	861,000	880,824
03/15/2043	5.450%	2,321,000	2,281,493
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	914,000	901,121
01/15/2025	7.625%	1,934,000	1,848,364
Novelis Corp.(a)
09/30/2026	5.875%	2,013,000	2,010,191
01/30/2030	4.750%	1,043,000	996,407
Total			13,407,156
Midstream 5.5%
Cheniere Energy Partners LP
10/01/2026	5.625%	599,000	594,504
DCP Midstream Operating LP
04/01/2044	5.600%	2,711,000	2,180,401
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	809,303
EQM Midstream Partners LP(a)
07/01/2025	6.000%	369,000	373,720
07/01/2027	6.500%	352,000	360,508
Genesis Energy LP/Finance Corp.
06/15/2024	5.625%	157,000	137,959
10/01/2025	6.500%	96,000	82,456
02/01/2028	7.750%	414,000	364,320
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	861,000	820,194

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NuStar Logistics LP
06/01/2026	6.000%	522,000	501,880
04/28/2027	5.625%	124,000	119,836
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	573,000	533,891
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	916,000	841,988
Sunoco LP/Finance Corp.
01/15/2023	4.875%	401,000	399,427
02/15/2026	5.500%	1,052,000	1,021,786
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	603,000	536,675
01/15/2028	5.500%	499,000	426,667
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	489,000	471,778
01/15/2028	5.000%	1,707,000	1,604,527
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	1,490,000	1,434,333
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,096,000	1,058,519
Western Midstream Operating LP
02/01/2025	3.100%	910,000	865,541
02/01/2030	4.050%	1,316,000	1,265,867
Total			16,806,080
Oil Field Services 1.1%
Apergy Corp.
05/01/2026	6.375%	518,000	480,976
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	627,000	577,347
Nabors Industries Ltd.(a)
01/15/2026	7.250%	976,000	609,367
01/15/2028	7.500%	385,000	237,772
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	998,000	843,310
Transocean, Inc.(a)
02/01/2027	8.000%	360,000	198,838
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	438,000	417,643
Total			3,365,253
Other Financial Institutions 0.1%
Vertical US Newco, Inc.(a),(b)
07/15/2027	5.250%	257,000	257,000
Other Industry 0.1%
Hillenbrand, Inc.
06/15/2025	5.750%	149,000	154,208
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	915,000	787,994
Packaging 2.4%
ARD Finance SA(a),(c)
06/30/2027	6.500%	287,000	284,161
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	368,000	378,106
08/15/2026	4.125%	641,000	630,404
08/15/2027	5.250%	892,000	875,298
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	249,000	251,392
BWAY Holding Co.(a)
04/15/2024	5.500%	1,038,000	1,020,506
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	575,000	557,169
Novolex(a)
01/15/2025	6.875%	387,000	372,115
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	415,000	427,450
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	1,521,000	1,527,658
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	632,928
08/15/2027	8.500%	530,000	566,392
Total			7,523,579
Pharmaceuticals 3.1%
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	81,000	83,998
04/15/2025	6.125%	1,788,000	1,811,591
11/01/2025	5.500%	730,000	748,040
12/15/2025	9.000%	196,000	211,371
04/01/2026	9.250%	1,148,000	1,244,502
01/31/2027	8.500%	1,094,000	1,166,546
02/15/2029	6.250%	802,000	806,467
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	652,000	664,857
07/15/2027	5.000%	178,000	184,888
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	474,000	501,350
06/30/2028	6.000%	655,000	422,475
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	306,000	311,138
06/15/2028	5.000%	282,000	288,637
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	1,047,000	1,073,964
Total			9,519,824

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.9%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	1,152,000	1,143,788
HUB International Ltd.(a)
05/01/2026	7.000%	1,169,000	1,165,692
USI, Inc.(a)
05/01/2025	6.875%	347,000	349,774
Total			2,659,254
Restaurants 0.9%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	551,000	579,059
IRB Holding Corp.(a)
06/15/2025	7.000%	536,000	551,991
02/15/2026	6.750%	1,693,000	1,617,879
Yum! Brands, Inc.(a)
04/01/2025	7.750%	106,000	114,318
Total			2,863,247
Retailers 1.5%
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	114,000	118,836
L Brands, Inc.(a)
07/01/2025	6.875%	376,000	388,473
07/01/2025	9.375%	152,000	152,201
L Brands, Inc.
02/01/2028	5.250%	358,000	282,987
06/15/2029	7.500%	208,000	182,811
11/01/2035	6.875%	536,000	446,918
Nordstrom, Inc.(a)
05/15/2025	8.750%	141,000	151,622
PetSmart, Inc.(a)
03/15/2023	7.125%	1,728,000	1,703,508
06/01/2025	5.875%	1,051,000	1,054,697
Total			4,482,053
Supermarkets 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	528,000	539,298
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	420,000	454,994
02/15/2028	5.875%	473,000	487,926
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	708,000	707,961
02/15/2030	4.875%	389,000	399,434
Total			2,589,613
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 5.5%
Ascend Learning LLC(a)
08/01/2025	6.875%	641,000	645,066
08/01/2025	6.875%	604,000	612,204
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	184,000	185,356
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	212,000	222,270
03/01/2026	9.125%	129,000	133,180
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	501,000
CDK Global, Inc.
06/01/2027	4.875%	497,000	509,745
CommScope Technologies LLC(a)
06/15/2025	6.000%	902,000	870,186
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	246,000	248,524
Gartner, Inc.(a)
04/01/2025	5.125%	1,589,000	1,626,780
07/01/2028	4.500%	637,000	643,447
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	779,000	808,222
Iron Mountain, Inc.(a)
07/15/2030	5.250%	787,000	775,197
Microchip Technology, Inc.(a)
09/01/2025	4.250%	607,000	609,824
NCR Corp.
12/15/2023	6.375%	1,269,000	1,291,073
NCR Corp.(a)
04/15/2025	8.125%	453,000	480,327
Plantronics, Inc.(a)
05/31/2023	5.500%	1,167,000	1,021,902
PTC, Inc.(a)
02/15/2025	3.625%	178,000	176,499
02/15/2028	4.000%	256,000	254,181
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	1,589,000	1,628,816
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	89,000	94,324
11/15/2026	8.250%	1,265,000	1,369,268
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	123,000	129,503
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	465,000	473,088

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	353,580
06/01/2025	6.750%	210,000	212,995
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,020,000	1,098,950
Total			16,975,507
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	329,000	255,738
Hertz Corp. (The)(a),(d)
06/01/2022	0.000%	688,000	518,803
10/15/2024	0.000%	445,000	138,479
08/01/2026	0.000%	577,000	180,100
01/15/2028	0.000%	1,777,000	554,826
XPO Logistics, Inc.(a)
06/15/2022	6.500%	517,000	517,644
Total			2,165,590
Wireless 5.2%
Altice France Holding SA(a)
05/15/2027	10.500%	954,000	1,054,442
02/15/2028	6.000%	799,000	755,323
Altice France SA(a)
05/01/2026	7.375%	2,433,000	2,533,136
02/01/2027	8.125%	775,000	849,296
01/15/2028	5.500%	975,000	985,320
SBA Communications Corp.
09/01/2024	4.875%	2,468,000	2,526,556
Sprint Capital Corp.
11/15/2028	6.875%	1,937,000	2,362,421
03/15/2032	8.750%	382,000	546,378
Sprint Corp.
03/01/2026	7.625%	1,165,000	1,375,972
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	1,053,000	1,101,668
02/01/2026	4.500%	746,000	754,817
02/01/2028	4.750%	1,149,000	1,213,718
Total			16,059,047
Wirelines 2.5%
CenturyLink, Inc.
04/01/2024	7.500%	1,020,000	1,121,889
04/01/2025	5.625%	1,358,000	1,404,570
CenturyLink, Inc.(a)
12/15/2026	5.125%	1,417,000	1,415,036
02/15/2027	4.000%	385,000	373,819
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,034,000	983,300
03/01/2028	6.125%	962,000	935,110
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(a)
07/01/2028	4.250%	1,108,000	1,106,895
Telecom Italia Capital SA
09/30/2034	6.000%	336,000	365,508
Total			7,706,127
Total Corporate Bonds & Notes (Cost $299,221,164)			293,510,347

Foreign Government Obligations(e) 0.2%

Canada 0.2%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	754,000	663,385
Total Foreign Government Obligations (Cost $773,181)			663,385

Senior Loans 2.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.5%
8th Avenue Food & Provisions, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/01/2025	3.685%	705,274	682,501
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	7.935%	752,935	715,913
Total			1,398,414
Finance Companies 0.3%
Ellie Mae, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	4.058%	957,762	925,677
Food and Beverage 0.2%
BellRing Brands LLC(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	592,800	588,727
Froneri International Ltd.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.928%	138,000	130,755
Total			719,482

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.5%
Big River Steel LLC(f),(g)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.000%	1,630,422	1,528,521
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(f),(g)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	1,049,578	966,735
Technology 0.8%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/19/2024	4.250%	384,246	372,849
Ascend Learning LLC(f),(g)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	331,403	314,627
Informatica LLC(f),(h)
2nd Lien Term Loan
02/25/2025	7.125%	790,000	789,013
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Alpha Intermediate Holding, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	583,665	561,778
Ultimate Software Group, Inc. (The)(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.928%	434,715	420,439
Total			2,458,706
Total Senior Loans (Cost $8,323,593)			7,997,535

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(i),(j)	6,541,909	6,541,909
Total Money Market Funds (Cost $6,542,174)		6,541,909
Total Investments in Securities (Cost: $314,860,112)		308,713,176
Other Assets & Liabilities, Net		(478,063)
Net Assets		308,235,113

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $197,593,919, which represents 64.10% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2020, the total value of these securities amounted to $1,392,208, which represents 0.45% of total net assets.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The stated interest rate represents the weighted average interest rate at June 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Variable rate security. The interest rate shown was the current rate as of June 30, 2020.
(h)	Represents a security purchased on a forward commitment basis.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	9,198,245	68,511,083	(71,167,154)	(265)	6,541,909	(1,601)	51,826	6,541,909
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	293,510,347	—	293,510,347
Foreign Government Obligations	—	663,385	—	663,385
Senior Loans	—	7,997,535	—	7,997,535
Money Market Funds	6,541,909	—	—	6,541,909
Total Investments in Securities	6,541,909	302,171,267	—	308,713,176
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	17

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $308,317,938)	$302,171,267
Affiliated issuers (cost $6,542,174)	6,541,909
Cash	79,685
Receivable for:
Investments sold on a delayed delivery basis	45,450
Dividends	2,053
Interest	4,863,985
Foreign tax reclaims	2,960
Expense reimbursement due from Investment Manager	839
Total assets	313,708,148
Liabilities
Payable for:
Investments purchased	206,853
Investments purchased on a delayed delivery basis	4,789,152
Capital shares purchased	332,368
Management services fees	5,540
Distribution and/or service fees	1,271
Service fees	21,600
Compensation of board members	63,736
Compensation of chief compliance officer	41
Other expenses	52,474
Total liabilities	5,473,035
Net assets applicable to outstanding capital stock	$308,235,113
Represented by
Paid in capital	295,899,809
Total distributable earnings (loss)	12,335,304
Total - representing net assets applicable to outstanding capital stock	$308,235,113
Class 1
Net assets	$330,606
Shares outstanding	50,354
Net asset value per share	$6.57
Class 2
Net assets	$63,863,870
Shares outstanding	9,837,478
Net asset value per share	$6.49
Class 3
Net assets	$244,040,637
Shares outstanding	37,297,514
Net asset value per share	$6.54
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$51,826
Interest	9,419,482
Total income	9,471,308
Expenses:
Management services fees	1,046,796
Distribution and/or service fees
Class 2	82,831
Class 3	157,682
Service fees	108,304
Compensation of board members	4,599
Custodian fees	4,434
Printing and postage fees	31,150
Audit fees	19,642
Legal fees	5,431
Compensation of chief compliance officer	37
Other	3,955
Total expenses	1,464,861
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(156,235)
Total net expenses	1,308,626
Net investment income	8,162,682
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,874,035)
Investments — affiliated issuers	(1,601)
Net realized loss	(2,875,636)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(20,439,163)
Investments — affiliated issuers	(265)
Net change in unrealized appreciation (depreciation)	(20,439,428)
Net realized and unrealized loss	(23,315,064)
Net decrease in net assets resulting from operations	$(15,152,382)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	19

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$8,162,682	$17,966,524
Net realized loss	(2,875,636)	(3,330,985)
Net change in unrealized appreciation (depreciation)	(20,439,428)	39,045,387
Net increase (decrease) in net assets resulting from operations	(15,152,382)	53,680,926
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(2,053)
Class 2	—	(3,646,317)
Class 3	—	(16,398,732)
Total distributions to shareholders	—	(20,047,102)
Decrease in net assets from capital stock activity	(32,478,353)	(11,468,179)
Total increase (decrease) in net assets	(47,630,735)	22,165,645
Net assets at beginning of period	355,865,848	333,700,203
Net assets at end of period	$308,235,113	$355,865,848

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	21,416	140,547	33,742	227,316
Distributions reinvested	—	—	314	2,053
Redemptions	(4,320)	(27,308)	(2,594)	(17,422)
Net increase	17,096	113,239	31,462	211,947
Class 2
Subscriptions	2,418,021	15,702,788	3,664,334	24,222,455
Distributions reinvested	—	—	562,634	3,646,317
Redemptions	(3,641,923)	(23,473,740)	(2,036,314)	(13,399,642)
Net increase (decrease)	(1,223,902)	(7,770,952)	2,190,654	14,469,130
Class 3
Subscriptions	85,304	564,620	111,269	745,528
Distributions reinvested	—	—	2,514,868	16,398,732
Redemptions	(4,002,873)	(25,385,260)	(6,513,875)	(43,293,516)
Net decrease	(3,917,569)	(24,820,640)	(3,887,738)	(26,149,256)
Total net decrease	(5,124,375)	(32,478,353)	(1,665,622)	(11,468,179)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

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Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$6.83	0.17	(0.43)	(0.26)	—	—
Year Ended 12/31/2019	$6.20	0.34	0.70	1.04	(0.41)	(0.41)
Year Ended 12/31/2018	$6.84	0.35	(0.60)	(0.25)	(0.39)	(0.39)
Year Ended 12/31/2017	$6.79	0.36	0.08	0.44	(0.39)	(0.39)
Year Ended 12/31/2016	$6.46	0.35	0.40	0.75	(0.42)	(0.42)
Year Ended 12/31/2015	$6.96	0.36	(0.42)	(0.06)	(0.44)	(0.44)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$6.76	0.16	(0.43)	(0.27)	—	—
Year Ended 12/31/2019	$6.15	0.33	0.67	1.00	(0.39)	(0.39)
Year Ended 12/31/2018	$6.78	0.33	(0.59)	(0.26)	(0.37)	(0.37)
Year Ended 12/31/2017	$6.74	0.32	0.09	0.41	(0.37)	(0.37)
Year Ended 12/31/2016	$6.41	0.34	0.39	0.73	(0.40)	(0.40)
Year Ended 12/31/2015	$6.91	0.35	(0.43)	(0.08)	(0.42)	(0.42)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$6.81	0.17	(0.44)	(0.27)	—	—
Year Ended 12/31/2019	$6.19	0.34	0.68	1.02	(0.40)	(0.40)
Year Ended 12/31/2018	$6.83	0.34	(0.60)	(0.26)	(0.38)	(0.38)
Year Ended 12/31/2017	$6.78	0.34	0.09	0.43	(0.38)	(0.38)
Year Ended 12/31/2016	$6.45	0.35	0.39	0.74	(0.41)	(0.41)
Year Ended 12/31/2015	$6.94	0.36	(0.42)	(0.06)	(0.43)	(0.43)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$6.57	(3.81%)	0.77%(c)	0.67%(c)	5.33%(c)	34%	$331
Year Ended 12/31/2019	$6.83	17.00%	0.80%	0.67%	5.21%	49%	$227
Year Ended 12/31/2018	$6.20	(3.86%)	0.77%	0.73%	5.31%	39%	$11
Year Ended 12/31/2017	$6.84	6.53%	0.75%	0.75%	5.12%	51%	$12
Year Ended 12/31/2016	$6.79	11.84%	0.75%	0.75%	5.32%	51%	$3,135
Year Ended 12/31/2015	$6.46	(1.15%)	0.78%	0.75%	5.35%	47%	$1,934
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$6.49	(3.99%)	1.02%(c)	0.92%(c)	5.00%(c)	34%	$63,864
Year Ended 12/31/2019	$6.76	16.52%	1.02%	0.94%	5.04%	49%	$74,825
Year Ended 12/31/2018	$6.15	(4.00%)	1.01%	0.98%	5.06%	39%	$54,532
Year Ended 12/31/2017	$6.78	6.17%	1.01%	1.01%	4.76%	51%	$59,098
Year Ended 12/31/2016	$6.74	11.65%	1.00%	1.00%	5.07%	51%	$48,310
Year Ended 12/31/2015	$6.41	(1.41%)	1.02%	1.00%	5.06%	47%	$38,807
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$6.54	(3.96%)	0.89%(c)	0.79%(c)	5.15%(c)	34%	$244,041
Year Ended 12/31/2019	$6.81	16.72%	0.89%	0.81%	5.18%	49%	$280,814
Year Ended 12/31/2018	$6.19	(4.00%)	0.89%	0.86%	5.18%	39%	$279,157
Year Ended 12/31/2017	$6.83	6.41%	0.89%	0.89%	4.89%	51%	$364,733
Year Ended 12/31/2016	$6.78	11.72%	0.88%	0.88%	5.20%	51%	$400,844
Year Ended 12/31/2015	$6.45	(1.14%)	0.90%	0.87%	5.17%	47%	$420,576
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	23

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – High Yield Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
24	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
26	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.66% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.07% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2021
Class 1	0.67%
Class 2	0.92
Class 3	0.795
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
314,860,000	7,191,000	(13,338,000)	(6,147,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2019, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(954,578)	(3,460,122)	(4,414,700)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
28	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $106,499,911 and $120,991,656, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
30	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 95.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	31

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – High Yield Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
32	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020	33

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
34	Columbia Variable Portfolio – High Yield Bond Fund | Semiannual Report 2020

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Columbia Variable Portfolio – High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6671 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Large Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Large Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Large Cap Growth Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since November 2019
Peter Santoro, CFA
Co-Portfolio Manager
Managed Fund since November 2019
Tchintcia Barros, CFA
Co-Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	10.51	22.93	13.46	16.17
Class 2	05/03/10	10.35	22.57	13.18	15.88
Class 3	09/15/99	10.40	22.70	13.31	16.03
Russell 1000 Growth Index		9.81	23.28	15.89	17.23
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	99.7
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	12.0
Consumer Discretionary	13.4
Consumer Staples	4.0
Health Care	16.1
Industrials	7.0
Information Technology	44.8
Real Estate	1.6
Utilities	1.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,105.10	1,021.23	3.82	3.67	0.73
Class 2	1,000.00	1,000.00	1,103.50	1,019.99	5.13	4.92	0.98
Class 3	1,000.00	1,000.00	1,104.00	1,020.64	4.45	4.27	0.85
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 11.9%
Entertainment 2.3%
Electronic Arts, Inc.(a)	209,730	27,694,847
Walt Disney Co. (The)	172,132	19,194,439
Total		46,889,286
Interactive Media & Services 8.3%
Alphabet, Inc., Class A(a)	42,743	60,611,711
Alphabet, Inc., Class C(a)	48,130	68,037,049
Facebook, Inc., Class A(a)	193,312	43,895,356
Total		172,544,116
Wireless Telecommunication Services 1.3%
T-Mobile U.S.A., Inc.(a)	257,643	26,833,519
Total Communication Services		246,266,921
Consumer Discretionary 13.3%
Hotels, Restaurants & Leisure 1.2%
Darden Restaurants, Inc.	142,328	10,784,192
Las Vegas Sands Corp.	322,674	14,694,574
Total		25,478,766
Internet & Direct Marketing Retail 8.1%
Amazon.com, Inc.(a)	60,282	166,307,187
Multiline Retail 1.2%
Target Corp.	207,776	24,918,576
Textiles, Apparel & Luxury Goods 2.8%
Nike, Inc., Class B	395,303	38,759,459
VF Corp.	328,038	19,990,636
Total		58,750,095
Total Consumer Discretionary		275,454,624
Consumer Staples 4.0%
Food & Staples Retailing 1.9%
Costco Wholesale Corp.	132,102	40,054,647
Food Products 1.0%
Mondelez International, Inc., Class A	398,491	20,374,845
Household Products 1.1%
Procter & Gamble Co. (The)	179,926	21,513,752
Total Consumer Staples		81,943,244
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 16.0%
Biotechnology 5.5%
AbbVie, Inc.	399,868	39,259,040
ACADIA Pharmaceuticals, Inc.(a)	204,473	9,910,806
Alexion Pharmaceuticals, Inc.(a)	112,965	12,679,192
BioMarin Pharmaceutical, Inc.(a)	157,609	19,439,494
Exact Sciences Corp.(a)	142,134	12,357,130
Vertex Pharmaceuticals, Inc.(a)	68,228	19,807,271
Total		113,452,933
Health Care Equipment & Supplies 3.5%
Abbott Laboratories	309,461	28,294,019
Baxter International, Inc.	247,538	21,313,022
Danaher Corp.	123,377	21,816,755
Total		71,423,796
Health Care Providers & Services 1.3%
Humana, Inc.	68,902	26,716,750
Life Sciences Tools & Services 0.7%
Bio-Techne Corp.	57,560	15,199,869
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	499,511	29,371,247
Eli Lilly and Co.	238,995	39,238,199
Johnson & Johnson	185,610	26,102,334
Royalty Pharma PLC, Class A(a)	191,490	9,296,840
Total		104,008,620
Total Health Care		330,801,968
Industrials 7.0%
Aerospace & Defense 1.2%
Northrop Grumman Corp.	80,078	24,619,180
Building Products 2.3%
Masco Corp.	475,831	23,891,475
Trane Technologies PLC	271,978	24,200,602
Total		48,092,077
Electrical Equipment 1.2%
AMETEK, Inc.	272,523	24,355,381
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 1.3%
Stanley Black & Decker, Inc.	188,351	26,252,363
Road & Rail 1.0%
Norfolk Southern Corp.	119,939	21,057,690
Total Industrials		144,376,691
Information Technology 44.5%
Communications Equipment 1.5%
Cisco Systems, Inc.	654,652	30,532,969
Electronic Equipment, Instruments & Components 2.2%
TE Connectivity Ltd.	241,833	19,721,481
Zebra Technologies Corp., Class A(a)	100,835	25,808,718
Total		45,530,199
IT Services 9.8%
Fidelity National Information Services, Inc.	224,989	30,168,775
Fiserv, Inc.(a)	273,444	26,693,603
International Business Machines Corp.	225,010	27,174,458
PayPal Holdings, Inc.(a)	313,913	54,693,062
Visa, Inc., Class A	329,923	63,731,226
Total		202,461,124
Semiconductors & Semiconductor Equipment 7.4%
Broadcom, Inc.	117,253	37,006,219
Lam Research Corp.	92,598	29,951,749
NVIDIA Corp.	128,301	48,742,833
NXP Semiconductors NV	191,694	21,860,784
Qorvo, Inc.(a)	145,916	16,128,096
Total		153,689,681
Software 16.2%
Adobe, Inc.(a)	122,288	53,233,189
Bill.com Holdings, Inc.(a)	115,838	10,449,746
Intuit, Inc.	112,702	33,381,206
Microsoft Corp.	828,206	168,548,203
Common Stocks (continued)
Issuer	Shares	Value ($)
NortonLifeLock, Inc.	992,765	19,686,530
ServiceNow, Inc.(a)	71,945	29,142,042
VMware, Inc., Class A(a)	130,605	20,225,490
Total		334,666,406
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	422,004	153,947,059
Total Information Technology		920,827,438
Real Estate 1.6%
Equity Real Estate Investment Trusts (REITS) 1.6%
Equinix, Inc.	47,103	33,080,437
Total Real Estate		33,080,437
Utilities 1.1%
Electric Utilities 1.1%
American Electric Power Co., Inc.	281,924	22,452,427
Total Utilities		22,452,427
Total Common Stocks (Cost $1,359,269,818)		2,055,203,750

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	6,417,258	6,417,258
Total Money Market Funds (Cost $6,417,258)		6,417,258
Total Investments in Securities (Cost: $1,365,687,076)		2,061,621,008
Other Assets & Liabilities, Net		6,557,998
Net Assets		2,068,179,006

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	35,355,846	256,561,400	(285,501,839)	1,851	6,417,258	(3,914)	116,822	6,417,258
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	246,266,921	—	—	246,266,921
Consumer Discretionary	275,454,624	—	—	275,454,624
Consumer Staples	81,943,244	—	—	81,943,244
Health Care	330,801,968	—	—	330,801,968
Industrials	144,376,691	—	—	144,376,691
Information Technology	920,827,438	—	—	920,827,438
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Real Estate	33,080,437	—	—	33,080,437
Utilities	22,452,427	—	—	22,452,427
Total Common Stocks	2,055,203,750	—	—	2,055,203,750
Money Market Funds	6,417,258	—	—	6,417,258
Total Investments in Securities	2,061,621,008	—	—	2,061,621,008
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,359,269,818)	$2,055,203,750
Affiliated issuers (cost $6,417,258)	6,417,258
Receivable for:
Investments sold	26,438,731
Capital shares sold	21,395
Dividends	509,953
Total assets	2,088,591,087
Liabilities
Payable for:
Investments purchased	17,484,772
Capital shares purchased	2,575,658
Management services fees	38,581
Distribution and/or service fees	1,726
Service fees	50,054
Compensation of board members	215,524
Compensation of chief compliance officer	217
Other expenses	45,549
Total liabilities	20,412,081
Net assets applicable to outstanding capital stock	$2,068,179,006
Represented by
Trust capital	$2,068,179,006
Total - representing net assets applicable to outstanding capital stock	$2,068,179,006
Class 1
Net assets	$1,690,606,100
Shares outstanding	69,926,127
Net asset value per share	$24.18
Class 2
Net assets	$136,486,939
Shares outstanding	5,791,228
Net asset value per share	$23.57
Class 3
Net assets	$241,085,967
Shares outstanding	10,089,684
Net asset value per share	$23.89
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$9,697,492
Dividends — affiliated issuers	116,822
Foreign taxes withheld	(24,172)
Total income	9,790,142
Expenses:
Management services fees	6,784,545
Distribution and/or service fees
Class 2	160,103
Class 3	138,594
Service fees	221,517
Compensation of board members	6,816
Custodian fees	6,271
Printing and postage fees	31,608
Audit fees	15,107
Legal fees	13,257
Compensation of chief compliance officer	227
Other	13,806
Total expenses	7,391,851
Net investment income	2,398,291
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	176,159,554
Investments — affiliated issuers	(3,914)
Net realized gain	176,155,640
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	25,492,508
Investments — affiliated issuers	1,851
Net change in unrealized appreciation (depreciation)	25,494,359
Net realized and unrealized gain	201,649,999
Net increase in net assets resulting from operations	$204,048,290
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$2,398,291	$3,003,126
Net realized gain	176,155,640	168,391,224
Net change in unrealized appreciation (depreciation)	25,494,359	393,980,737
Net increase in net assets resulting from operations	204,048,290	565,375,087
Decrease in net assets from capital stock activity	(198,026,711)	(121,387,167)
Total increase in net assets	6,021,579	443,987,920
Net assets at beginning of period	2,062,157,427	1,618,169,507
Net assets at end of period	$2,068,179,006	$2,062,157,427

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,877,354	41,400,336	282,595	5,422,445
Redemptions	(9,651,328)	(219,935,891)	(4,095,180)	(79,930,505)
Net decrease	(7,773,974)	(178,535,555)	(3,812,585)	(74,508,060)
Class 2
Subscriptions	433,614	9,180,553	382,032	7,219,651
Redemptions	(782,565)	(16,446,678)	(1,146,409)	(21,781,555)
Net decrease	(348,951)	(7,266,125)	(764,377)	(14,561,904)
Class 3
Subscriptions	85,575	1,850,660	72,567	1,366,805
Redemptions	(664,212)	(14,075,691)	(1,752,447)	(33,684,008)
Net decrease	(578,637)	(12,225,031)	(1,679,880)	(32,317,203)
Total net decrease	(8,701,562)	(198,026,711)	(6,256,842)	(121,387,167)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$21.88	0.03	2.27	2.30
Year Ended 12/31/2019	$16.10	0.04	5.74	5.78
Year Ended 12/31/2018	$16.76	0.03	(0.69)	(0.66)
Year Ended 12/31/2017	$13.08	0.05	3.63	3.68
Year Ended 12/31/2016	$12.92	0.09	0.07	0.16
Year Ended 12/31/2015	$11.84	0.03	1.05	1.08
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$21.36	0.00(d)	2.21	2.21
Year Ended 12/31/2019	$15.76	(0.01)	5.61	5.60
Year Ended 12/31/2018	$16.44	(0.02)	(0.66)	(0.68)
Year Ended 12/31/2017	$12.86	0.02	3.56	3.58
Year Ended 12/31/2016	$12.73	0.04	0.09	0.13
Year Ended 12/31/2015	$11.70	0.00(d)	1.03	1.03
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$21.64	0.02	2.23	2.25
Year Ended 12/31/2019	$15.94	0.01	5.69	5.70
Year Ended 12/31/2018	$16.62	0.01	(0.69)	(0.68)
Year Ended 12/31/2017	$12.99	0.04	3.59	3.63
Year Ended 12/31/2016	$12.84	0.07	0.08	0.15
Year Ended 12/31/2015	$11.78	0.01	1.05	1.06

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$24.18	10.51%	0.73%(c)	0.73%(c)	0.28%(c)	30%	$1,690,606
Year Ended 12/31/2019	$21.88	35.90%	0.73%	0.73%	0.19%	39%	$1,700,174
Year Ended 12/31/2018	$16.10	(3.94%)	0.74%	0.74%	0.16%	27%	$1,312,513
Year Ended 12/31/2017	$16.76	28.14%	0.77%	0.76%	0.36%	35%	$1,408,054
Year Ended 12/31/2016	$13.08	1.24%	0.80%	0.77%	0.69%	54%	$1,267,016
Year Ended 12/31/2015	$12.92	9.12%	0.80%	0.79%	0.23%	56%	$1,198,464
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$23.57	10.35%	0.98%(c)	0.98%(c)	0.03%(c)	30%	$136,487
Year Ended 12/31/2019	$21.36	35.53%	0.98%	0.98%	(0.06%)	39%	$131,133
Year Ended 12/31/2018	$15.76	(4.14%)	0.99%	0.99%	(0.09%)	27%	$108,782
Year Ended 12/31/2017	$16.44	27.84%	1.02%	1.01%	0.11%	35%	$121,608
Year Ended 12/31/2016	$12.86	1.02%	1.05%	1.01%	0.35%	54%	$108,824
Year Ended 12/31/2015	$12.73	8.80%	1.05%	1.04%	(0.02%)	56%	$32,835
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$23.89	10.40%	0.85%(c)	0.85%(c)	0.15%(c)	30%	$241,086
Year Ended 12/31/2019	$21.64	35.76%	0.86%	0.86%	0.06%	39%	$230,850
Year Ended 12/31/2018	$15.94	(4.09%)	0.86%	0.86%	0.04%	27%	$196,874
Year Ended 12/31/2017	$16.62	27.94%	0.89%	0.88%	0.23%	35%	$232,010
Year Ended 12/31/2016	$12.99	1.17%	0.92%	0.89%	0.55%	54%	$207,757
Year Ended 12/31/2015	$12.84	9.00%	0.92%	0.92%	0.10%	56%	$252,250
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020	15

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.70% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
18	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.02% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual July 1, 2020 through April 30, 2021
Class 1	0.75%
Class 2	1.00
Class 3	0.875
The Fund had a voluntary expense reimbursement arrangement from May 1, 2020 to June 30, 2020. Prior to May 1, 2020, the Fund had a contractual expense reimbursement arrangement. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $593,416,692 and $768,530,409, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 8. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
20	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 91.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Large Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020	23

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
24	Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Large Cap Growth Fund | Semiannual Report 2020	25

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Columbia Variable Portfolio – Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6465 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Dividend Opportunity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Dividend Opportunity Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Portfolio management
David King, CFA
Lead Portfolio Manager
Managed Fund since 2018
Yan Jin
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-13.08	-6.61	5.49	9.47
Class 2	05/03/10	-13.17	-6.84	5.23	9.19
Class 3	09/15/99	-13.14	-6.73	5.36	9.33
MSCI USA High Dividend Yield Index (Net)		-11.85	-4.52	7.73	11.71
Russell 1000 Value Index		-16.26	-8.84	4.64	10.41
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	90.3
Convertible Bonds	0.7
Convertible Preferred Stocks	8.7
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	8.5
Consumer Discretionary	4.1
Consumer Staples	12.2
Energy	7.9
Financials	15.4
Health Care	18.2
Industrials	5.9
Information Technology	11.5
Materials	2.6
Real Estate	5.6
Utilities	8.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	869.20	1,021.28	3.35	3.62	0.72
Class 2	1,000.00	1,000.00	868.30	1,020.04	4.51	4.87	0.97
Class 3	1,000.00	1,000.00	868.60	1,020.69	3.90	4.22	0.84
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 90.0%
Issuer	Shares	Value ($)
Communication Services 7.8%
Diversified Telecommunication Services 7.3%
AT&T, Inc.	1,125,000	34,008,750
BCE, Inc.	300,000	12,531,000
Verizon Communications, Inc.	855,000	47,136,150
Total		93,675,900
Media 0.5%
Comcast Corp., Class A	165,000	6,431,700
Total Communication Services		100,107,600
Consumer Discretionary 3.5%
Hotels, Restaurants & Leisure 0.9%
Extended Stay America, Inc.	500,000	5,595,000
Wyndham Destinations, Inc.	190,000	5,354,200
Total		10,949,200
Household Durables 0.6%
Newell Brands, Inc.	475,000	7,543,000
Multiline Retail 1.0%
Target Corp.	107,500	12,892,475
Specialty Retail 1.0%
Home Depot, Inc. (The)	52,500	13,151,775
Total Consumer Discretionary		44,536,450
Consumer Staples 12.0%
Beverages 4.8%
Coca-Cola Co. (The)	550,000	24,574,000
PepsiCo, Inc.	275,000	36,371,500
Total		60,945,500
Food Products 1.5%
General Mills, Inc.	215,000	13,254,750
JM Smucker Co. (The)	55,000	5,819,550
Total		19,074,300
Household Products 2.6%
Kimberly-Clark Corp.	95,000	13,428,250
Procter & Gamble Co. (The)	167,500	20,027,975
Total		33,456,225
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 3.1%
Altria Group, Inc.	400,000	15,700,000
Philip Morris International, Inc.	350,000	24,521,000
Total		40,221,000
Total Consumer Staples		153,697,025
Energy 7.8%
Oil, Gas & Consumable Fuels 7.8%
BP PLC, ADR	1,050,000	24,486,000
Chevron Corp.	475,000	42,384,250
ConocoPhillips Co.	185,000	7,773,700
Valero Energy Corp.	190,000	11,175,800
Williams Companies, Inc. (The)	700,000	13,314,000
Total		99,133,750
Total Energy		99,133,750
Financials 15.2%
Banks 10.1%
Citigroup, Inc.	500,000	25,550,000
JPMorgan Chase & Co.	600,000	56,436,000
KeyCorp	825,000	10,048,500
PNC Financial Services Group, Inc. (The)	125,000	13,151,250
Truist Financial Corp.	275,000	10,326,250
U.S. Bancorp	350,000	12,887,000
Total		128,399,000
Capital Markets 2.2%
Ares Capital Corp.	435,000	6,285,750
BlackRock, Inc.	12,000	6,529,080
Morgan Stanley	320,000	15,456,000
Total		28,270,830
Insurance 2.9%
MetLife, Inc.	365,000	13,329,800
Principal Financial Group, Inc.	315,000	13,085,100
Travelers Companies, Inc. (The)	90,000	10,264,500
Total		36,679,400
Total Financials		193,349,230
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 15.9%
Biotechnology 5.1%
AbbVie, Inc.	420,000	41,235,600
Amgen, Inc.	102,500	24,175,650
Total		65,411,250
Pharmaceuticals 10.8%
Bristol-Myers Squibb Co.	450,000	26,460,000
Eli Lilly and Co.	110,000	18,059,800
Johnson & Johnson	425,000	59,767,750
Merck & Co., Inc.	245,000	18,945,850
Pfizer, Inc.	425,000	13,897,500
Total		137,130,900
Total Health Care		202,542,150
Industrials 5.3%
Aerospace & Defense 0.7%
Raytheon Technologies Corp.	145,000	8,934,900
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	160,000	17,788,800
Electrical Equipment 0.8%
Eaton Corp. PLC	120,000	10,497,600
Machinery 1.4%
Caterpillar, Inc.	140,000	17,710,000
Road & Rail 1.0%
Union Pacific Corp.	75,000	12,680,250
Total Industrials		67,611,550
Information Technology 11.3%
Communications Equipment 3.2%
Cisco Systems, Inc.	875,000	40,810,000
Electronic Equipment, Instruments & Components 0.8%
Corning, Inc.	375,000	9,712,500
IT Services 2.1%
International Business Machines Corp.	225,000	27,173,250
Semiconductors & Semiconductor Equipment 3.9%
Broadcom, Inc.	92,500	29,193,925
Texas Instruments, Inc.	165,000	20,950,050
Total		50,143,975
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.8%
NortonLifeLock, Inc.	500,000	9,915,000
Technology Hardware, Storage & Peripherals 0.5%
HP, Inc.	380,000	6,623,400
Total Information Technology		144,378,125
Materials 2.5%
Chemicals 2.0%
Dow, Inc.	335,000	13,654,600
Nutrien Ltd.	375,000	12,037,500
Total		25,692,100
Metals & Mining 0.5%
Steel Dynamics, Inc.	250,000	6,522,500
Total Materials		32,214,600
Real Estate 4.5%
Equity Real Estate Investment Trusts (REITS) 4.5%
Alexandria Real Estate Equities, Inc.	60,000	9,735,000
Duke Realty Corp.	400,000	14,156,000
Highwoods Properties, Inc.	190,000	7,092,700
Life Storage, Inc.	62,500	5,934,375
Medical Properties Trust, Inc.	675,000	12,690,000
QTS Realty Trust Inc., Class A	111,600	7,152,444
Total		56,760,519
Total Real Estate		56,760,519
Utilities 4.2%
Electric Utilities 2.5%
American Electric Power Co., Inc.	157,500	12,543,300
Edison International	155,000	8,418,050
FirstEnergy Corp.	300,000	11,634,000
Total		32,595,350
Multi-Utilities 1.7%
Ameren Corp.	185,000	13,016,600
NiSource, Inc.	365,000	8,300,100
Total		21,316,700
Total Utilities		53,912,050
Total Common Stocks (Cost $1,194,157,954)		1,148,243,049

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.7%
AXA SA(a)
05/15/2021	7.250%	10,500,000	9,433,872
Total Convertible Bonds (Cost $10,287,902)			9,433,872

Convertible Preferred Stocks 8.6%
Issuer		Shares	Value ($)
Communication Services 0.6%
Wireless Telecommunication Services 0.6%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	7,350	7,497,368
Total Communication Services			7,497,368
Consumer Discretionary 0.5%
Auto Components 0.5%
Aptiv PLC(a)	5.500%	65,500	6,725,999
Total Consumer Discretionary			6,725,999
Health Care 2.1%
Health Care Equipment & Supplies 2.1%
Becton Dickinson and Co.	6.000%	200,000	10,568,000
Boston Scientific Corp.	5.500%	61,500	6,426,750
Danaher Corp.	5.000%	8,790	9,487,223
Total			26,481,973
Total Health Care			26,481,973
Industrials 0.6%
Machinery 0.6%
Stanley Black & Decker, Inc.	5.250%	82,500	7,346,790
Total Industrials			7,346,790
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
Crown Castle International Corp.	6.875%	9,000	13,394,424
Total Real Estate			13,394,424
Utilities 3.8%
Electric Utilities 1.0%
NextEra Energy, Inc.	5.279%	230,700	9,746,352
PG&E Corp.	5.500%	28,400	2,680,392
Total			12,426,744
Multi-Utilities 2.3%
Dominion Energy, Inc.	7.250%	97,500	9,916,725
DTE Energy Co.	6.250%	450,000	19,040,490
Total			28,957,215
Water Utilities 0.5%
Essential Utilities, Inc.	6.000%	125,000	7,067,500
Total Utilities			48,451,459
Total Convertible Preferred Stocks (Cost $108,355,355)			109,898,013

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	3,403,568	3,403,568
Total Money Market Funds (Cost $3,403,568)		3,403,568
Total Investments in Securities (Cost: $1,316,204,779)		1,270,978,502
Other Assets & Liabilities, Net		5,312,480
Net Assets		1,276,290,982

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $23,657,239, which represents 1.85% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	15,298,105	157,726,961	(169,621,970)	472	3,403,568	(1,780)	96,269	3,403,568
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	100,107,600	—	—	100,107,600
Consumer Discretionary	44,536,450	—	—	44,536,450
Consumer Staples	153,697,025	—	—	153,697,025
Energy	99,133,750	—	—	99,133,750
Financials	193,349,230	—	—	193,349,230
Health Care	202,542,150	—	—	202,542,150
Industrials	67,611,550	—	—	67,611,550
Information Technology	144,378,125	—	—	144,378,125
Materials	32,214,600	—	—	32,214,600
Real Estate	56,760,519	—	—	56,760,519
Utilities	53,912,050	—	—	53,912,050
Total Common Stocks	1,148,243,049	—	—	1,148,243,049
Convertible Bonds	—	9,433,872	—	9,433,872
Convertible Preferred Stocks
Communication Services	—	7,497,368	—	7,497,368
Consumer Discretionary	—	6,725,999	—	6,725,999
Health Care	—	26,481,973	—	26,481,973
Industrials	—	7,346,790	—	7,346,790
Real Estate	—	13,394,424	—	13,394,424
Utilities	—	48,451,459	—	48,451,459
Total Convertible Preferred Stocks	—	109,898,013	—	109,898,013
Money Market Funds	3,403,568	—	—	3,403,568
Total Investments in Securities	1,151,646,617	119,331,885	—	1,270,978,502
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,312,801,211)	$1,267,574,934
Affiliated issuers (cost $3,403,568)	3,403,568
Cash	14,000
Receivable for:
Investments sold	12,641,311
Capital shares sold	139,612
Dividends	2,242,535
Interest	97,271
Foreign tax reclaims	426,914
Expense reimbursement due from Investment Manager	759
Total assets	1,286,540,904
Liabilities
Payable for:
Investments purchased	9,020,430
Capital shares purchased	855,574
Management services fees	23,443
Distribution and/or service fees	2,696
Service fees	46,504
Compensation of board members	224,000
Compensation of chief compliance officer	169
Other expenses	77,106
Total liabilities	10,249,922
Net assets applicable to outstanding capital stock	$1,276,290,982
Represented by
Trust capital	$1,276,290,982
Total - representing net assets applicable to outstanding capital stock	$1,276,290,982
Class 1
Net assets	$547,835,061
Shares outstanding	21,299,846
Net asset value per share	$25.72
Class 2
Net assets	$68,778,856
Shares outstanding	2,744,877
Net asset value per share	$25.06
Class 3
Net assets	$659,677,065
Shares outstanding	25,988,892
Net asset value per share	$25.38
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020	11

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$33,246,639
Dividends — affiliated issuers	96,269
Interest	357,246
Interfund lending	800
Foreign taxes withheld	(125,745)
Total income	33,575,209
Expenses:
Management services fees	4,456,311
Distribution and/or service fees
Class 2	89,323
Class 3	432,093
Service fees	263,010
Compensation of board members	4,081
Custodian fees	5,573
Printing and postage fees	74,917
Audit fees	18,540
Legal fees	10,487
Compensation of chief compliance officer	158
Other	23,936
Total expenses	5,378,429
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(113,570)
Total net expenses	5,264,859
Net investment income	28,310,350
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(24,529,004)
Investments — affiliated issuers	(1,780)
Foreign currency translations	(8,266)
Net realized loss	(24,539,050)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(201,611,441)
Investments — affiliated issuers	472
Foreign currency translations	(1,673)
Net change in unrealized appreciation (depreciation)	(201,612,642)
Net realized and unrealized loss	(226,151,692)
Net decrease in net assets resulting from operations	$(197,841,342)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$28,310,350	$44,745,858
Net realized gain (loss)	(24,539,050)	67,463,912
Net change in unrealized appreciation (depreciation)	(201,612,642)	199,002,805
Net increase (decrease) in net assets resulting from operations	(197,841,342)	311,212,575
Decrease in net assets from capital stock activity	(50,844,751)	(134,334,224)
Total increase (decrease) in net assets	(248,686,093)	176,878,351
Net assets at beginning of period	1,524,977,075	1,348,098,724
Net assets at end of period	$1,276,290,982	$1,524,977,075

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	435,605	11,081,124	133,595	3,631,958
Redemptions	(528,108)	(14,791,747)	(1,258,925)	(34,291,641)
Net decrease	(92,503)	(3,710,623)	(1,125,330)	(30,659,683)
Class 2
Subscriptions	138,445	3,541,208	379,689	10,008,585
Redemptions	(217,836)	(5,368,439)	(203,625)	(5,446,331)
Net increase (decrease)	(79,391)	(1,827,231)	176,064	4,562,254
Class 3
Subscriptions	32,777	792,270	32,858	903,929
Redemptions	(1,788,393)	(46,099,167)	(4,061,075)	(109,140,724)
Net decrease	(1,755,616)	(45,306,897)	(4,028,217)	(108,236,795)
Total net decrease	(1,927,510)	(50,844,751)	(4,977,483)	(134,334,224)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$29.59	0.57	(4.44)	(3.87)
Year Ended 12/31/2019	$23.85	0.85	4.89	5.74
Year Ended 12/31/2018	$25.30	0.85	(2.30)	(1.45)
Year Ended 12/31/2017	$22.12	0.89	2.29	3.18
Year Ended 12/31/2016	$19.46	0.78	1.88	2.66
Year Ended 12/31/2015	$19.99	0.73	(1.26)	(0.53)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$28.86	0.53	(4.33)	(3.80)
Year Ended 12/31/2019	$23.32	0.77	4.77	5.54
Year Ended 12/31/2018	$24.81	0.75	(2.24)	(1.49)
Year Ended 12/31/2017	$21.74	0.82	2.25	3.07
Year Ended 12/31/2016	$19.17	0.72	1.85	2.57
Year Ended 12/31/2015	$19.74	0.65	(1.22)	(0.57)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$29.22	0.55	(4.39)	(3.84)
Year Ended 12/31/2019	$23.58	0.81	4.83	5.64
Year Ended 12/31/2018	$25.05	0.79	(2.26)	(1.47)
Year Ended 12/31/2017	$21.92	0.86	2.27	3.13
Year Ended 12/31/2016	$19.31	0.75	1.86	2.61
Year Ended 12/31/2015	$19.86	0.68	(1.23)	(0.55)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$25.72	(13.08%)	0.74%(c)	0.72%(c)	4.37%(c)	27%	$547,835
Year Ended 12/31/2019	$29.59	24.07%	0.74%	0.72%	3.13%	46%	$632,898
Year Ended 12/31/2018	$23.85	(5.73%)	0.72%	0.72%	3.31%	87%	$537,062
Year Ended 12/31/2017	$25.30	14.38%	0.73%	0.73%	3.82%	62%	$832,599
Year Ended 12/31/2016	$22.12	13.67%	0.74%	0.74%	3.78%	64%	$742,337
Year Ended 12/31/2015	$19.46	(2.65%)	0.71%	0.71%	3.65%	93%	$657,752
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$25.06	(13.17%)	0.99%(c)	0.97%(c)	4.13%(c)	27%	$68,779
Year Ended 12/31/2019	$28.86	23.76%	0.99%	0.97%	2.88%	46%	$81,504
Year Ended 12/31/2018	$23.32	(6.01%)	0.97%	0.97%	2.99%	87%	$61,764
Year Ended 12/31/2017	$24.81	14.12%	0.98%	0.98%	3.58%	62%	$69,367
Year Ended 12/31/2016	$21.74	13.41%	0.99%	0.99%	3.52%	64%	$59,186
Year Ended 12/31/2015	$19.17	(2.89%)	0.98%	0.98%	3.33%	93%	$46,304
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$25.38	(13.14%)	0.86%(c)	0.84%(c)	4.25%(c)	27%	$659,677
Year Ended 12/31/2019	$29.22	23.92%	0.86%	0.84%	3.00%	46%	$810,575
Year Ended 12/31/2018	$23.58	(5.87%)	0.85%	0.84%	3.11%	87%	$749,273
Year Ended 12/31/2017	$25.05	14.28%	0.86%	0.86%	3.71%	62%	$939,770
Year Ended 12/31/2016	$21.92	13.52%	0.87%	0.87%	3.66%	64%	$967,557
Year Ended 12/31/2015	$19.31	(2.77%)	0.86%	0.86%	3.45%	93%	$982,852
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020	15

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple
16	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
18	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.68% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap July 1, 2020 through April 30, 2021	Voluntary expense cap May 1, 2020 through June 30, 2020	Contractual expense cap prior to May 1, 2020
Class 1	0.73%	0.72%	0.72%
Class 2	0.98	0.97	0.97
Class 3	0.855	0.845	0.845
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $355,902,114 and $370,548,211, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
20	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended June 30, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	4,916,667	0.99	6
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 8. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 96.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020	23

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
24	Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Dividend Opportunity Fund | Semiannual Report 2020	25

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Columbia Variable Portfolio – Dividend Opportunity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6469 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – U.S. Government Mortgage Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Portfolio management
Jason Callan
Co-Portfolio Manager
Managed Fund since 2012
Tom Heuer, CFA
Co-Portfolio Manager
Managed Fund since 2012
Ryan Osborn, CFA
Co-Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	3.11	5.19	3.52	2.70
Class 2	05/03/10	3.02	4.90	3.26	2.46
Class 3	09/15/99	3.11	5.09	3.39	2.58
Bloomberg Barclays U.S. Mortgage-Backed Securities Index		3.50	5.67	3.23	3.06
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2013 reflects returns achieved pursuant to a different investment objective and different principal investment strategies. If the Fund’s current investment objective and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Mortgage-Backed Securities Index, an unmanaged index, includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC), and Federal National Mortgage Association (FNMA).
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Asset-Backed Securities — Agency	0.0(a)
Asset-Backed Securities — Non-Agency	4.6
Commercial Mortgage-Backed Securities - Agency	5.1
Commercial Mortgage-Backed Securities - Non-Agency	4.0
Money Market Funds	3.4
Options Purchased Puts	0.1
Residential Mortgage-Backed Securities - Agency	74.4
Residential Mortgage-Backed Securities - Non-Agency	8.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2020)
AAA rating	77.9
AA rating	7.3
A rating	2.2
BBB rating	6.0
BB rating	1.0
B rating	0.9
Not rated	4.7
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,031.10	1,022.58	2.32	2.31	0.46
Class 2	1,000.00	1,000.00	1,030.20	1,021.33	3.58	3.57	0.71
Class 3	1,000.00	1,000.00	1,031.10	1,021.98	2.93	2.92	0.58
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2001-20H Class 1
08/01/2021	6.340%	1,821	1,853
Total Asset-Backed Securities — Agency (Cost $1,821)			1,853

Asset-Backed Securities — Non-Agency 5.9%

Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	2.835%	4,125,000	3,898,612
Avant Loans Funding Trust(a)
Subordinated Series 2018-B Class B
07/15/2022	4.110%	4,656,718	4,694,632
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class BR
3-month USD LIBOR + 2.350% 08/14/2030	2.774%	1,900,000	1,819,199
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	2.919%	2,750,000	2,504,411
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	2.639%	6,500,000	6,035,406
Conn’s Receivables Funding LLC(a)
Series 2019-B Class A
06/17/2024	2.660%	2,646,012	2,586,663
LendingClub Receivables Trust(a)
Series 2019-5 Class A
12/15/2045	3.750%	4,447,975	4,417,894
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	3.059%	6,000,000	5,714,580
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	8.348%	2,045,764	1,540,462
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	7.768%	3,000,000	2,347,116
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	2.510%	3,000,000	2,833,311
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	3,690,455	3,645,382
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	2,000,000	1,963,515
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	891,882	879,919
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	1,239,478	1,216,789
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	2.619%	3,750,000	3,634,635
SCF Equipment Leasing LLC(a)
Series 2017-2A Class A
12/20/2023	3.410%	1,846,397	1,825,360
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	4,500,000	4,117,399
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	2.885%	5,000,000	4,777,335
Total Asset-Backed Securities — Non-Agency (Cost $64,004,116)			60,452,620

Commercial Mortgage-Backed Securities - Agency 6.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K063 Class A2
01/25/2027	3.430%	4,395,000	5,046,365
Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	7,000,000	7,661,502
Series 2018-M7 Class A2
03/25/2028	3.150%	25,000,000	27,816,005
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,988,871	4,310,332
FRESB Mortgage Trust(c)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	6,171,094	6,691,761
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	3,365,320	3,531,040
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.899%	14,073,057	1,081,774
Series 2019-109 Class IO
04/16/2060	0.835%	24,712,920	1,804,041
Series 2019-118 Class IO
06/16/2061	0.846%	29,809,434	2,018,099
Series 2019-131 Class IO
07/16/2061	0.931%	23,806,542	1,754,016
Series 2019-134 Class IO
08/16/2061	0.888%	17,797,891	1,298,637
Series 2019-139 Class IO
11/16/2061	0.767%	18,775,871	1,207,131
Series 2020-19 Class IO
12/16/2061	1.009%	17,188,086	1,474,746
Series 2020-3 Class IO
02/16/2062	0.951%	18,273,480	1,456,967
Total Commercial Mortgage-Backed Securities - Agency (Cost $62,350,389)			67,152,416

Commercial Mortgage-Backed Securities - Non-Agency 5.2%

Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.985%	3,500,000	2,952,077
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.435%	8,000,000	7,360,612
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	3,120,000	2,408,663
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	3,158,940
Hilton U.S.A. Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.333%	7,500,000	6,075,263
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	932,084
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	1,720,291
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2011-C3 Class A4
02/15/2046	4.717%	143,405	144,465
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class D
11/10/2036	3.177%	2,917,500	2,541,017
Progress Residential Trust(a)
Series 2017-SFR1 Class E
08/17/2034	4.261%	2,000,000	2,037,170
Series 2018-SF3 Class B
10/17/2035	4.079%	8,500,000	8,738,394
Series 2020-SFR1 Class E
04/17/2037	3.032%	4,000,000	3,863,270
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	6,000,000	6,185,727
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 02/15/2032	1.685%	2,500,000	2,297,414
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.285%	3,050,000	2,771,412
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $56,272,706)			53,186,799

Residential Mortgage-Backed Securities - Agency 96.2%

Federal Home Loan Mortgage Corp.
06/01/2021- 04/01/2047	3.500%	67,203,773	73,345,523
03/01/2022	6.000%	842	935
10/01/2023- 10/01/2040	5.000%	4,687,527	5,361,970
08/01/2041- 06/01/2048	4.500%	16,417,540	17,743,962
10/01/2041- 03/01/2046	4.000%	42,000,165	45,976,441
11/01/2042- 02/01/2050	3.000%	105,105,917	111,484,412
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.617% Cap 11.014% 01/01/2037	3.660%	60,723	63,687
12-month USD LIBOR + 1.910% Cap 10.450% 09/01/2037	3.724%	62,542	65,546
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	5.765%	8,897,890	1,406,613

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.765%	14,507,949	2,956,022
CMO Series 4083 Class CS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/15/2038	6.465%	1,898,318	86,908
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	6.015%	5,750,654	338,876
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	5.965%	3,053,612	224,012
CMO Series 4223 Class DS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2038	5.915%	1,479,335	82,501
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.715%	4,571,487	928,759
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	5.765%	11,626,991	2,457,352
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	5.666%	6,125,307	1,253,528
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.896%	9,471,945	2,435,451
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.785%	4,469,709	878,364
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.815%	2,132,290	385,003
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	5,125,059	674,560
CMO Series 267
08/15/2042	4.000%	4,227,775	553,419
CMO Series 4120 Class AI
11/15/2039	3.500%	2,381,612	88,603
CMO Series 4121 Class IA
01/15/2041	3.500%	2,746,098	144,026
CMO Series 4122 Class JI
12/15/2040	4.000%	3,533,678	253,212
CMO Series 4139 Class CI
05/15/2042	3.500%	2,060,360	238,663
CMO Series 4147 Class CI
01/15/2041	3.500%	6,621,823	394,949
CMO Series 4148 Class BI
02/15/2041	4.000%	1,947,569	109,277
CMO Series 4177 Class IY
03/15/2043	4.000%	8,783,842	1,401,401
CMO Series 4182 Class DI
05/15/2039	3.500%	5,979,442	169,508
CMO Series 4213 Class DI
06/15/2038	3.500%	4,869,229	126,093
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	3.346%	3,835,643	252,842
Federal Home Loan Mortgage Corp.(b),(d),(e)
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.860%	10,500,000	2,995,405
Federal National Mortgage Association
02/01/2022- 12/01/2037	5.000%	10,844,329	12,427,630
08/01/2022	6.000%	424	472
09/01/2023- 11/01/2023	5.500%	1,064,966	1,126,779
03/01/2027- 03/01/2028	2.500%	15,358,466	16,195,468
03/01/2027- 07/01/2048	3.500%	134,509,107	144,396,493
05/01/2027- 11/01/2042	3.000%	28,304,513	30,291,934

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/01/2043- 06/01/2048	4.000%	62,216,857	67,684,811
08/01/2047	4.500%	5,044,263	5,439,671
CMO Series 2017-72 Class B
09/25/2047	3.000%	5,932,805	6,344,781
Series 6008 Class GEO
07/01/2049	3.500%	14,936,862	15,700,765
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	3.258%	15,637	15,886
6-month USD LIBOR + 1.413% Floor 1.413%, Cap 10.038% 07/01/2033	2.538%	2,954	2,980
12-month USD LIBOR + 1.715% Floor 1.715%, Cap 9.167% 12/01/2033	3.715%	2,648	2,782
12-month USD LIBOR + 1.588% Floor 1.588%, Cap 9.161% 06/01/2034	2.463%	18,836	18,912
Federal National Mortgage Association(f)
05/01/2039	4.500%	3,328,167	3,720,576
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	4.345%	702	716
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	3,458,235	3
Federal National Mortgage Association(d)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	6,870,273	257,339
CMO Series 2012-121 Class GI
08/25/2039	3.500%	3,426,166	111,144
CMO Series 2012-129 Class IC
01/25/2041	3.500%	4,607,197	277,959
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,398,146	73,254
CMO Series 2012-134 Class AI
07/25/2040	3.500%	7,027,138	363,810
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,869,283	219,893
CMO Series 2012-40 Class IP
09/25/2040	4.000%	7,354,999	563,061
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,179,341	283,123
CMO Series 2013-1 Class BI
02/25/2040	3.500%	4,738,765	282,758
CMO Series 2013-10 Class AI
11/25/2041	3.500%	7,660,140	634,685
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-16
01/25/2040	3.500%	4,477,469	260,663
CMO Series 2013-41 Class IY
05/25/2040	3.500%	8,966,273	415,566
CMO Series 2013-6 Class MI
02/25/2040	3.500%	4,591,245	231,154
Federal National Mortgage Association(b),(d)
CMO Series 2012-80 Class DS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 06/25/2039	6.466%	1,316,896	97,647
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	6.436%	8,216,517	2,005,164
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.966%	4,727,782	854,192
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	5.666%	6,073,583	1,352,081
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.816%	14,288,308	3,326,988
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	5.816%	11,012,648	2,291,710
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.966%	12,940,170	2,892,005
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	40,177,633	3,668,302
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	5.966%	6,464,175	1,582,435

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.866%	22,244,422	4,730,757
CMO Series 2019-34 Class SM
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.866%	17,352,316	3,941,389
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.896%	11,969,641	3,470,628
Government National Mortgage Association
08/20/2040	5.000%	3,758,987	4,240,250
07/20/2041- 04/20/2048	4.500%	23,070,834	25,007,945
CMO Series 2019-158 Class PI
12/20/2049	3.500%	29,175,296	3,629,229
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	3,384,980	561,687
CMO Series 2012-129 Class AI
08/20/2037	3.000%	3,191,659	142,410
CMO Series 2014-131 Class EI
09/16/2039	4.000%	4,718,244	406,122
CMO Series 2019-129 Class AI
10/20/2049	3.500%	12,618,740	1,512,883
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	6.005%	2,942,121	805,497
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.010%	7,327,052	1,712,328
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.010%	5,749,844	1,211,829
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.010%	8,084,912	1,187,454
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	5.960%	10,453,517	2,163,104
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.960%	9,268,828	1,799,597
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	6.010%	7,543,362	1,674,640
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	6.010%	4,644,092	957,971
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.010%	5,686,091	1,170,835
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.010%	8,373,048	1,806,864
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.010%	7,947,696	1,916,436
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.860%	8,284,461	1,683,756
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	5.910%	14,062,804	2,680,843
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	5.855%	12,904,435	3,544,033

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.910%	9,200,166	2,173,296
Government National Mortgage Association TBA(g)
07/21/2050	3.000%	35,000,000	37,082,226
07/21/2050	3.500%	45,000,000	47,483,789
Uniform Mortgage-Backed Security TBA(g)
07/16/2035- 07/14/2050	2.500%	95,000,000	99,215,625
07/14/2050	3.500%	17,000,000	17,879,883
07/14/2050	4.000%	61,000,000	64,642,129
07/14/2050	4.500%	35,000,000	37,605,859
Total Residential Mortgage-Backed Securities - Agency (Cost $960,620,564)			978,334,709

Residential Mortgage-Backed Securities - Non-Agency 10.9%

American Mortgage Trust(c),(e),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	207	126
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	5,700,000	5,428,336
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2017-3 Class M1
11/25/2047	3.900%	2,500,000	2,368,470
ASG Resecuritization Trust(a),(c)
CMO Series 2013-2 Class 2A70
11/28/2035	3.685%	172,181	171,877
BCAP LLC Trust(a),(c)
CMO Series 2013-RR5 Class 4A1
09/26/2036	3.000%	270,886	267,487
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	1.535%	2,961,219	2,912,627
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.785%	4,157,000	3,912,531
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2027	2.035%	4,638,632	4,594,140
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.935%	4,000,000	3,854,396
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.504%	1,774,665	1,871,501
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-C Class A
02/25/2054	3.250%	257,348	257,691
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	3,228,344	3,388,369
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2014-2R Class 17A2
04/27/2037	4.028%	932,582	919,966
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,125,531
CMO Series 2020-1 Class A2
06/25/2065	3.149%	1,000,000	1,026,437
GCAT Trust(a),(c)
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	1,698,170	1,726,476
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	3,875,000	3,711,772
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2019-3 Class M1
11/25/2059	3.518%	3,100,000	2,910,935
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.315%	18,446,869	1,047,476
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class C
01/25/2023	3.981%	2,055,297	2,032,364
Subordinated CMO Series 2018-PLS2 Class B
02/25/2023	3.709%	2,703,590	2,725,308
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.184%	5,297,055	4,825,056
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.035%	11,500,000	11,270,836
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.835%	10,500,000	10,023,741
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	12,786,828	12,665,656

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.618%	3,750,000	3,325,789
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.935%	3,000,000	2,961,874
RBSSP Resecuritization Trust(a),(c)
CMO Series 2012-1 Class 5A2
12/27/2035	3.903%	1,304,219	1,297,922
RCO V Mortgage LLC(a),(c)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	8,171,706	8,155,582
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	5,800,000	5,804,380
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(c)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	2,383,551	2,350,206
Verus Securitization Trust(a),(c)
CMO Series 2018-INV1 Class A2
03/25/2058	3.849%	642,311	647,200
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-INV1 Class A3
03/25/2058	4.052%	839,945	847,123
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $110,293,290)			110,429,181

Options Purchased Puts 0.1%
Value ($)
(Cost $2,762,500)	669,610

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(i),(j)	44,276,224	44,276,224
Total Money Market Funds (Cost $44,278,278)		44,276,224
Total Investments in Securities (Cost: $1,300,583,664)		1,314,503,412
Other Assets & Liabilities, Net		(298,025,615)
Net Assets		1,016,477,797

At June 30, 2020, securities and/or cash totaling $5,785,289 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	19	09/2020	USD	4,195,734	497	—
U.S. Treasury 5-Year Note	47	09/2020	USD	5,909,883	14,187	—
Total					14,684	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(14)	09/2020	USD	(2,499,875)	—	(7,031)
U.S. Treasury 10-Year Note	(221)	09/2020	USD	(30,756,984)	—	(64,384)
Total					—	(71,415)

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	115,000,000	115,000,000	2.00	07/10/2020	977,500	12
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	60,000,000	60,000,000	2.00	07/10/2020	498,000	6
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	110,000,000	110,000,000	1.00	12/10/2020	1,287,000	669,592
Total							2,762,500	669,610

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	6.577	USD	10,000,000	(2,045,400)	5,000	—	(2,024,902)	—	(15,498)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	11.213	USD	2,500,000	(562,500)	1,250	—	(147,531)	—	(413,719)
Total								(2,607,900)	6,250	—	(2,172,433)	—	(429,217)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	5.150	USD	9,085,000	487,765	—	—	487,765	—
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	5.169	USD	9,500,000	471,832	—	—	471,832	—
Total								959,597	—	—	959,597	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $224,068,474, which represents 22.04% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Valuation based on significant unobservable inputs.
(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	Represents a security purchased on a when-issued basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2020, the total value of these securities amounted to $126, which represents less than 0.01% of total net assets.
(i)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(j)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	42,303,654	211,357,779	(209,385,210)	1	44,276,224	3,066	197,108	44,276,224
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	1,853	—	1,853
Asset-Backed Securities — Non-Agency	—	60,452,620	—	60,452,620
Commercial Mortgage-Backed Securities - Agency	—	67,152,416	—	67,152,416
Commercial Mortgage-Backed Securities - Non-Agency	—	53,186,799	—	53,186,799
Residential Mortgage-Backed Securities - Agency	—	975,339,304	2,995,405	978,334,709
Residential Mortgage-Backed Securities - Non-Agency	—	110,429,055	126	110,429,181
Options Purchased Puts	—	669,610	—	669,610
Money Market Funds	44,276,224	—	—	44,276,224
Total Investments in Securities	44,276,224	1,267,231,657	2,995,531	1,314,503,412
Investments in Derivatives
Asset
Futures Contracts	14,684	—	—	14,684
Swap Contracts	—	959,597	—	959,597
Liability
Futures Contracts	(71,415)	—	—	(71,415)
Swap Contracts	—	(429,217)	—	(429,217)
Total	44,219,493	1,267,762,037	2,995,531	1,314,977,061
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	15

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,253,542,886)	$1,269,557,578
Affiliated issuers (cost $44,278,278)	44,276,224
Options purchased (cost $2,762,500)	669,610
Cash collateral held at broker for:
Swap contracts	2,488,000
Purchased options	146,000
TBA	41,000
Margin deposits on:
Swap contracts	2,600,409
Receivable for:
Investments sold	19,475
Capital shares sold	582,194
Dividends	9,123
Interest	3,970,899
Variation margin for futures contracts	41,391
Variation margin for swap contracts	146,158
Total assets	1,324,548,061
Liabilities
Due to custodian	71,417
Unrealized depreciation on swap contracts	429,217
Upfront receipts on swap contracts	2,172,433
Payable for:
Investments purchased on a delayed delivery basis	304,467,609
Capital shares purchased	764,997
Variation margin for futures contracts	1,469
Management services fees	11,865
Distribution and/or service fees	510
Service fees	9,233
Compensation of board members	96,328
Compensation of chief compliance officer	114
Other expenses	45,072
Total liabilities	308,070,264
Net assets applicable to outstanding capital stock	$1,016,477,797
Represented by
Paid in capital	950,047,402
Total distributable earnings (loss)	66,430,395
Total - representing net assets applicable to outstanding capital stock	$1,016,477,797
Class 1
Net assets	$893,152,542
Shares outstanding	81,539,004
Net asset value per share	$10.95
Class 2
Net assets	$26,939,379
Shares outstanding	2,469,386
Net asset value per share	$10.91
Class 3
Net assets	$96,385,876
Shares outstanding	8,805,851
Net asset value per share	$10.95
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$722,252
Dividends — affiliated issuers	197,108
Interest	13,790,680
Total income	14,710,040
Expenses:
Management services fees	2,152,228
Distribution and/or service fees
Class 2	32,049
Class 3	59,348
Service fees	51,562
Compensation of board members	7,913
Custodian fees	15,580
Printing and postage fees	12,387
Audit fees	19,642
Legal fees	8,855
Interest on collateral	15,381
Compensation of chief compliance officer	106
Other	8,280
Total expenses	2,383,331
Net investment income	12,326,709
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,915,014
Investments — affiliated issuers	3,066
Futures contracts	(8,717,677)
Options purchased	16,284,000
Options contracts written	(9,963,835)
Swap contracts	3,868,341
Net realized gain	8,388,909
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	9,597,918
Investments — affiliated issuers	1
Futures contracts	(115,448)
Options purchased	(1,272,170)
Swap contracts	2,647,496
Net change in unrealized appreciation (depreciation)	10,857,797
Net realized and unrealized gain	19,246,706
Net increase in net assets resulting from operations	$31,573,415
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	17

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$12,326,709	$27,774,795
Net realized gain	8,388,909	9,453,755
Net change in unrealized appreciation (depreciation)	10,857,797	26,653,137
Net increase in net assets resulting from operations	31,573,415	63,881,687
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(23,636,118)
Class 2	—	(604,874)
Class 3	—	(2,620,808)
Total distributions to shareholders	—	(26,861,800)
Increase (decrease) in net assets from capital stock activity	(23,634,922)	1,631,490
Total increase in net assets	7,938,493	38,651,377
Net assets at beginning of period	1,008,539,304	969,887,927
Net assets at end of period	$1,016,477,797	$1,008,539,304

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	2,572,042	27,713,050	4,878,952	51,162,168
Distributions reinvested	—	—	2,270,520	23,636,118
Redemptions	(4,679,730)	(50,489,613)	(6,388,213)	(66,958,432)
Net increase (decrease)	(2,107,688)	(22,776,563)	761,259	7,839,854
Class 2
Subscriptions	402,592	4,336,964	490,076	5,121,551
Distributions reinvested	—	—	58,217	604,874
Redemptions	(352,838)	(3,779,830)	(376,669)	(3,939,660)
Net increase	49,754	557,134	171,624	1,786,765
Class 3
Subscriptions	312,392	3,360,570	435,002	4,560,324
Distributions reinvested	—	—	251,759	2,620,808
Redemptions	(444,028)	(4,776,063)	(1,448,402)	(15,176,261)
Net decrease	(131,636)	(1,415,493)	(761,641)	(7,995,129)
Total net increase (decrease)	(2,189,570)	(23,634,922)	171,242	1,631,490
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

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Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$10.62	0.13	0.20	0.33	—	—	—
Year Ended 12/31/2019	$10.23	0.30	0.38	0.68	(0.29)	—	(0.29)
Year Ended 12/31/2018	$10.35	0.30	(0.11)	0.19	(0.30)	(0.01)	(0.31)
Year Ended 12/31/2017	$10.32	0.29	0.05	0.34	(0.30)	(0.01)	(0.31)
Year Ended 12/31/2016	$10.42	0.25	0.03	0.28	(0.30)	(0.08)	(0.38)
Year Ended 12/31/2015	$10.62	0.26	(0.12)	0.14	(0.32)	(0.02)	(0.34)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$10.59	0.12	0.20	0.32	—	—	—
Year Ended 12/31/2019	$10.20	0.27	0.39	0.66	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.32	0.27	(0.11)	0.16	(0.27)	(0.01)	(0.28)
Year Ended 12/31/2017	$10.30	0.26	0.05	0.31	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2016	$10.40	0.22	0.04	0.26	(0.28)	(0.08)	(0.36)
Year Ended 12/31/2015	$10.59	0.23	(0.10)	0.13	(0.30)	(0.02)	(0.32)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$10.62	0.13	0.20	0.33	—	—	—
Year Ended 12/31/2019	$10.23	0.28	0.39	0.67	(0.28)	—	(0.28)
Year Ended 12/31/2018	$10.35	0.28	(0.11)	0.17	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2017	$10.32	0.27	0.06	0.33	(0.29)	(0.01)	(0.30)
Year Ended 12/31/2016	$10.42	0.24	0.03	0.27	(0.29)	(0.08)	(0.37)
Year Ended 12/31/2015	$10.62	0.25	(0.12)	0.13	(0.31)	(0.02)	(0.33)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	6/30/2020	12/31/2019	12/31/2018
Class 1	less than 0.01%	0.01%	less than 0.01%
Class 2	less than 0.01%	0.01%	less than 0.01%
Class 3	less than 0.01%	0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$10.95	3.11%	0.46%(c),(d)	0.46%(c),(d)	2.47%(c)	169%	$893,153
Year Ended 12/31/2019	$10.62	6.73%	0.46%(d)	0.46%(d)	2.83%	335%	$888,047
Year Ended 12/31/2018	$10.23	1.85%	0.46%(d)	0.46%(d)	2.91%	286%	$847,752
Year Ended 12/31/2017	$10.35	3.34%	0.48%	0.48%	2.77%	320%	$898,922
Year Ended 12/31/2016	$10.32	2.71%	0.50%	0.50%	2.38%	333%	$1,031,382
Year Ended 12/31/2015	$10.42	1.34%	0.50%	0.50%	2.45%	356%	$1,247,913
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$10.91	3.02%	0.71%(c),(d)	0.71%(c),(d)	2.22%(c)	169%	$26,939
Year Ended 12/31/2019	$10.59	6.50%	0.71%(d)	0.71%(d)	2.57%	335%	$25,616
Year Ended 12/31/2018	$10.20	1.60%	0.71%(d)	0.71%(d)	2.66%	286%	$22,932
Year Ended 12/31/2017	$10.32	2.99%	0.73%	0.73%	2.52%	320%	$24,782
Year Ended 12/31/2016	$10.30	2.45%	0.75%	0.75%	2.13%	333%	$25,112
Year Ended 12/31/2015	$10.40	1.19%	0.75%	0.75%	2.20%	356%	$24,470
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$10.95	3.11%	0.58%(c),(d)	0.58%(c),(d)	2.34%(c)	169%	$96,386
Year Ended 12/31/2019	$10.62	6.61%	0.59%(d)	0.59%(d)	2.71%	335%	$94,876
Year Ended 12/31/2018	$10.23	1.72%	0.58%(d)	0.58%(d)	2.78%	286%	$99,204
Year Ended 12/31/2017	$10.35	3.22%	0.61%	0.61%	2.65%	320%	$120,079
Year Ended 12/31/2016	$10.32	2.58%	0.62%	0.62%	2.25%	333%	$139,813
Year Ended 12/31/2015	$10.42	1.21%	0.62%	0.62%	2.33%	356%	$151,492
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	21

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
22	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage exposure to fluctuations in interest rates. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund
24	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Credit default swap contracts
The Fund entered into credit default swap contracts to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	959,597*
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	14,684*
Interest rate risk	Investments, at value — Options purchased	669,610
Total		1,643,891

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	429,217*
Credit risk	Upfront receipts on swap contracts	2,172,433
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	71,415*
Total		2,673,065

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	3,868,341	3,868,341
Interest rate risk	(8,717,677)	(9,963,835)	16,284,000	—	(2,397,512)
Total	(8,717,677)	(9,963,835)	16,284,000	3,868,341	1,470,829

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	2,647,496	2,647,496
Interest rate risk	(115,448)	(1,272,170)	—	(1,387,618)
Total	(115,448)	(1,272,170)	2,647,496	1,259,878
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	10,548,324
Futures contracts — short	113,160,180
Credit default swap contracts — buy protection	3,400,000
Credit default swap contracts — sell protection	36,531,250

Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Derivative instrument	Average value ($)*
Options contracts — purchased	11,035,471
Options contracts — written	(5,299,032)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2020:
	Citi ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	146,158	146,158
Options purchased puts	669,610	-	-	669,610
Total assets	669,610	-	146,158	815,768
Liabilities
OTC credit default swap contracts (c)	-	2,601,650	-	2,601,650
Total liabilities	-	2,601,650	-	2,601,650
Total financial and derivative net assets	669,610	(2,601,650)	146,158	(1,785,882)
Total collateral received (pledged) (d)	669,610	(2,488,000)	-	(1,818,390)
Net amount (e)	-	(113,650)	146,158	32,508

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity. – this footnote would be used in instances where a broker needs to be listed multiple times due to the Fund being multi-managed or having a subsidiary.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2020-04 Reference Rate Reform
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04 Reference Rate Reform – Facilitation of the Effects of Reference Rate Reform on Financial Statements. This standard provides exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The standard is elective and effective on March 12, 2020 through December 31, 2022. The Fund expects that the adoption of the guidance will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting
30	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.43% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual July 1, 2020 through April 30, 2021
Class 1	0.58%
Class 2	0.83
Class 3	0.705
The Fund had a voluntary expense reimbursement arrangement from May 1, 2020 to June 30, 2020. Prior to May 1, 2020, the Fund had a contractual expense reimbursement arrangement. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,300,584,000	42,496,000	(28,103,000)	14,393,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,101,608,400 and $2,104,986,279, respectively, for the six months ended June 30, 2020, of which $2,034,125,355 and $2,051,964,595, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
32	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	33

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR have been established or are in development in most major currencies including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. Questions remain around the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, which pose risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
34	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 98.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	35

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
36	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	37

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
38	Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – U.S. Government Mortgage Fund | Semiannual Report 2020	39

Columbia Variable Portfolio – U.S. Government Mortgage Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6491 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Large Cap Index Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Large Cap Index Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Large Cap Index Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Vadim Shteyn
Portfolio Manager
Managed Fund since 2011
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	04/25/11	-3.24	7.19	10.37	13.60
Class 2*	04/25/11	-3.39	6.85	10.09	13.34
Class 3	05/01/00	-3.35	6.99	10.23	13.48
S&P 500 Index		-3.08	7.51	10.73	13.99
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	10.8
Consumer Discretionary	10.8
Consumer Staples	7.0
Energy	2.8
Financials	10.1
Health Care	14.6
Industrials	8.0
Information Technology	27.5
Materials	2.5
Real Estate	2.8
Utilities	3.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	967.60	1,023.57	1.27	1.31	0.26
Class 2	1,000.00	1,000.00	966.10	1,022.33	2.49	2.56	0.51
Class 3	1,000.00	1,000.00	966.50	1,022.97	1.86	1.91	0.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 10.6%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	339,947	10,276,598
CenturyLink, Inc.	47,124	472,654
Verizon Communications, Inc.	197,432	10,884,426
Total		21,633,678
Entertainment 2.0%
Activision Blizzard, Inc.	36,758	2,789,932
Electronic Arts, Inc.(a)	13,774	1,818,857
Live Nation Entertainment, Inc.(a)	6,780	300,557
Netflix, Inc.(a)	20,985	9,549,015
Take-Two Interactive Software, Inc.(a)	5,436	758,703
Walt Disney Co. (The)	86,185	9,610,489
Total		24,827,553
Interactive Media & Services 5.4%
Alphabet, Inc., Class A(a)	14,319	20,305,058
Alphabet, Inc., Class C(a)	13,957	19,729,755
Facebook, Inc., Class A(a)	114,721	26,049,697
Twitter, Inc.(a)	37,440	1,115,338
Total		67,199,848
Media 1.2%
Charter Communications, Inc., Class A(a)	7,189	3,666,678
Comcast Corp., Class A	217,311	8,470,783
Discovery, Inc., Class A(a)	7,635	161,098
Discovery, Inc., Class C(a)	15,091	290,653
DISH Network Corp., Class A(a)	12,267	423,334
Fox Corp., Class A	16,353	438,587
Fox Corp., Class B	7,599	203,957
Interpublic Group of Companies, Inc. (The)	18,593	319,056
News Corp., Class A	18,554	220,050
News Corp., Class B	5,809	69,418
Omnicom Group, Inc.	10,220	558,012
ViacomCBS, Inc., Class B	25,797	601,586
Total		15,423,212
Common Stocks (continued)
Issuer	Shares	Value ($)
Wireless Telecommunication Services 0.2%
T-Mobile U.S.A., Inc.(a)	27,170	2,829,755
Total Communication Services		131,914,046
Consumer Discretionary 10.7%
Auto Components 0.1%
Aptiv PLC	12,790	996,597
BorgWarner, Inc.	9,890	349,117
Total		1,345,714
Automobiles 0.2%
Ford Motor Co.	186,371	1,133,136
General Motors Co.	60,085	1,520,150
Total		2,653,286
Distributors 0.1%
Genuine Parts Co.	6,880	598,285
LKQ Corp.(a)	14,502	379,952
Total		978,237
Diversified Consumer Services 0.0%
H&R Block, Inc.	9,180	131,090
Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	22,600	371,092
Chipotle Mexican Grill, Inc.(a)	1,225	1,289,141
Darden Restaurants, Inc.	6,201	469,850
Domino’s Pizza, Inc.	1,870	690,853
Hilton Worldwide Holdings, Inc.	13,231	971,817
Las Vegas Sands Corp.	16,030	730,006
Marriott International, Inc., Class A	12,839	1,100,687
McDonald’s Corp.	35,476	6,544,258
MGM Resorts International	23,535	395,388
Norwegian Cruise Line Holdings Ltd.(a)	12,228	200,906
Royal Caribbean Cruises Ltd.	8,190	411,957
Starbucks Corp.	55,731	4,101,244
Wynn Resorts Ltd.	4,631	344,963
Yum! Brands, Inc.	14,356	1,247,680
Total		18,869,842
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.4%
D.R. Horton, Inc.	15,788	875,445
Garmin Ltd.	6,931	675,772
Leggett & Platt, Inc.	6,312	221,867
Lennar Corp., Class A	13,103	807,407
Mohawk Industries, Inc.(a)	2,838	288,795
Newell Brands, Inc.	18,213	289,222
NVR, Inc.(a)	160	521,400
PulteGroup, Inc.	12,024	409,177
Whirlpool Corp.	2,965	384,056
Total		4,473,141
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.(a)	19,988	55,143,294
Booking Holdings, Inc.(a)	1,955	3,113,025
eBay, Inc.	31,514	1,652,909
Expedia Group, Inc.	6,465	531,423
Total		60,440,651
Leisure Products 0.0%
Hasbro, Inc.	6,078	455,546
Multiline Retail 0.5%
Dollar General Corp.	12,008	2,287,644
Dollar Tree, Inc.(a)	11,317	1,048,860
Kohl’s Corp.	7,522	156,232
Target Corp.	23,853	2,860,690
Total		6,353,426
Specialty Retail 2.4%
Advance Auto Parts, Inc.	3,297	469,658
AutoZone, Inc.(a)	1,113	1,255,598
Best Buy Co., Inc.	10,846	946,530
CarMax, Inc.(a)	7,769	695,714
Gap, Inc. (The)	10,155	128,156
Home Depot, Inc. (The)	51,317	12,855,422
L Brands, Inc.	11,135	166,691
Lowe’s Companies, Inc.	36,019	4,866,887
O’Reilly Automotive, Inc.(a)	3,541	1,493,134
Ross Stores, Inc.	16,961	1,445,756
Tiffany & Co.	5,209	635,185
TJX Companies, Inc. (The)	57,149	2,889,453
Common Stocks (continued)
Issuer	Shares	Value ($)
Tractor Supply Co.	5,516	726,954
Ulta Beauty, Inc.(a)	2,682	545,572
Total		29,120,710
Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.	16,608	187,504
Nike, Inc., Class B	59,159	5,800,540
PVH Corp.	3,381	162,457
Ralph Lauren Corp.	2,276	165,056
Tapestry, Inc.	13,173	174,937
Under Armour, Inc., Class A(a)	8,994	87,602
Under Armour, Inc., Class C(a)	9,378	82,902
VF Corp.	15,215	927,202
Total		7,588,200
Total Consumer Discretionary		132,409,843
Consumer Staples 6.9%
Beverages 1.7%
Brown-Forman Corp., Class B	8,704	554,097
Coca-Cola Co. (The)	184,423	8,240,020
Constellation Brands, Inc., Class A	8,009	1,401,174
Molson Coors Beverage Co., Class B	8,973	308,312
Monster Beverage Corp.(a)	17,837	1,236,461
PepsiCo, Inc.	66,196	8,755,083
Total		20,495,147
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	21,063	6,386,512
Kroger Co. (The)	37,507	1,269,612
Sysco Corp.	24,217	1,323,701
Walgreens Boots Alliance, Inc.	35,154	1,490,178
Walmart, Inc.	67,556	8,091,858
Total		18,561,861
Food Products 1.1%
Archer-Daniels-Midland Co.	26,503	1,057,470
Campbell Soup Co.	8,069	400,465
ConAgra Foods, Inc.	23,238	817,281
General Mills, Inc.	28,915	1,782,610
Hershey Co. (The)	7,031	911,358
Hormel Foods Corp.	13,375	645,611
JM Smucker Co. (The)	5,442	575,818

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kellogg Co.	11,939	788,690
Kraft Heinz Co. (The)	29,734	948,217
Lamb Weston Holdings, Inc.	6,968	445,464
McCormick & Co., Inc.	5,895	1,057,622
Mondelez International, Inc., Class A	68,103	3,482,107
Tyson Foods, Inc., Class A	14,047	838,746
Total		13,751,459
Household Products 1.7%
Church & Dwight Co., Inc.	11,729	906,652
Clorox Co. (The)	5,971	1,309,858
Colgate-Palmolive Co.	40,863	2,993,623
Kimberly-Clark Corp.	16,250	2,296,937
Procter & Gamble Co. (The)	118,115	14,123,011
Total		21,630,081
Personal Products 0.2%
Coty, Inc., Class A	14,198	63,465
Estee Lauder Companies, Inc. (The), Class A	10,726	2,023,782
Total		2,087,247
Tobacco 0.7%
Altria Group, Inc.	88,670	3,480,297
Philip Morris International, Inc.	74,297	5,205,248
Total		8,685,545
Total Consumer Staples		85,211,340
Energy 2.8%
Energy Equipment & Services 0.2%
Baker Hughes Co.	31,254	480,999
Halliburton Co.	41,853	543,252
National Oilwell Varco, Inc.	18,527	226,956
Schlumberger Ltd.	66,217	1,217,731
TechnipFMC PLC	20,067	137,258
Total		2,606,196
Oil, Gas & Consumable Fuels 2.6%
Apache Corp.	18,007	243,094
Cabot Oil & Gas Corp.	19,016	326,695
Chevron Corp.	89,081	7,948,698
Concho Resources, Inc.	9,387	483,430
ConocoPhillips Co.	51,172	2,150,247
Devon Energy Corp.	18,260	207,068
Common Stocks (continued)
Issuer	Shares	Value ($)
Diamondback Energy, Inc.	7,533	315,030
EOG Resources, Inc.	27,767	1,406,676
Exxon Mobil Corp.	201,736	9,021,634
Hess Corp.	12,455	645,293
HollyFrontier Corp.	7,103	207,408
Kinder Morgan, Inc.	92,795	1,407,700
Marathon Oil Corp.	37,705	230,755
Marathon Petroleum Corp.	31,027	1,159,789
Noble Energy, Inc.	22,885	205,050
Occidental Petroleum Corp.	42,946	785,912
ONEOK, Inc.	20,991	697,321
Phillips 66	20,832	1,497,821
Pioneer Natural Resources Co.	7,867	768,606
Valero Energy Corp.	19,455	1,144,343
Williams Companies, Inc. (The)	57,881	1,100,897
Total		31,953,467
Total Energy		34,559,663
Financials 10.0%
Banks 3.6%
Bank of America Corp.	372,535	8,847,706
Citigroup, Inc.	99,323	5,075,405
Citizens Financial Group, Inc.	20,350	513,634
Comerica, Inc.	6,636	252,832
Fifth Third Bancorp	33,968	654,903
First Republic Bank	8,180	866,998
Huntington Bancshares, Inc.	48,389	437,195
JPMorgan Chase & Co.	145,380	13,674,443
KeyCorp	46,541	566,869
M&T Bank Corp.	6,125	636,816
People’s United Financial, Inc.	20,260	234,408
PNC Financial Services Group, Inc. (The)	20,243	2,129,766
Regions Financial Corp.	45,657	507,706
SVB Financial Group(a)	2,458	529,773
Truist Financial Corp.	64,290	2,414,089
U.S. Bancorp	65,402	2,408,102
Wells Fargo & Co.	178,015	4,557,184
Zions Bancorp	7,822	265,948
Total		44,573,777

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.7%
Ameriprise Financial, Inc.(b)	5,839	876,084
Bank of New York Mellon Corp. (The)	38,443	1,485,822
BlackRock, Inc.	7,363	4,006,135
Cboe Global Markets, Inc.	5,235	488,321
Charles Schwab Corp. (The)	54,665	1,844,397
CME Group, Inc.	17,110	2,781,059
E*TRADE Financial Corp.	10,542	524,254
Franklin Resources, Inc.	13,238	277,601
Goldman Sachs Group, Inc. (The)	14,767	2,918,254
Intercontinental Exchange, Inc.	26,110	2,391,676
Invesco Ltd.	17,950	193,142
MarketAxess Holdings, Inc.	1,810	906,665
Moody’s Corp.	7,689	2,112,399
Morgan Stanley	57,132	2,759,476
MSCI, Inc.	4,061	1,355,643
Nasdaq, Inc.	5,479	654,576
Northern Trust Corp.	9,930	787,846
Raymond James Financial, Inc.	5,818	400,453
S&P Global, Inc.	11,490	3,785,725
State Street Corp.	16,796	1,067,386
T. Rowe Price Group, Inc.	10,855	1,340,592
Total		32,957,506
Consumer Finance 0.5%
American Express Co.	31,490	2,997,848
Capital One Financial Corp.	21,720	1,359,455
Discover Financial Services	14,612	731,915
Synchrony Financial	25,623	567,805
Total		5,657,023
Diversified Financial Services 1.3%
Berkshire Hathaway, Inc., Class B(a)	92,758	16,558,231
Insurance 1.9%
Aflac, Inc.	34,234	1,233,451
Allstate Corp. (The)	14,982	1,453,104
American International Group, Inc.	41,097	1,281,404
Aon PLC, Class A	11,022	2,122,837
Arthur J Gallagher & Co.	9,049	882,187
Assurant, Inc.	2,847	294,067
Common Stocks (continued)
Issuer	Shares	Value ($)
Chubb Ltd.	21,540	2,727,395
Cincinnati Financial Corp.	7,197	460,824
Everest Re Group Ltd.	1,907	393,223
Globe Life, Inc.	4,675	347,025
Hartford Financial Services Group, Inc. (The)	17,085	658,627
Lincoln National Corp.	9,215	339,020
Loews Corp.	11,546	395,912
Marsh & McLennan Companies, Inc.	24,340	2,613,386
MetLife, Inc.	36,806	1,344,155
Principal Financial Group, Inc.	12,151	504,753
Progressive Corp. (The)	27,924	2,236,992
Prudential Financial, Inc.	18,851	1,148,026
Travelers Companies, Inc. (The)	12,062	1,375,671
Unum Group	9,704	160,989
Willis Towers Watson PLC	6,144	1,210,061
WR Berkley Corp.	6,740	386,135
Total		23,569,244
Total Financials		123,315,781
Health Care 14.5%
Biotechnology 2.4%
AbbVie, Inc.	84,081	8,255,073
Alexion Pharmaceuticals, Inc.(a)	10,533	1,182,224
Amgen, Inc.	28,065	6,619,411
Biogen, Inc.(a)	7,782	2,082,074
Gilead Sciences, Inc.	59,831	4,603,397
Incyte Corp.(a)	8,613	895,494
Regeneron Pharmaceuticals, Inc.(a)	4,810	2,999,756
Vertex Pharmaceuticals, Inc.(a)	12,370	3,591,135
Total		30,228,564
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	84,391	7,715,869
ABIOMED, Inc.(a)	2,148	518,871
Align Technology, Inc.(a)	3,423	939,408
Baxter International, Inc.	24,277	2,090,250
Becton Dickinson and Co.	14,065	3,365,332
Boston Scientific Corp.(a)	68,170	2,393,449
Cooper Companies, Inc. (The)	2,348	665,987
Danaher Corp.	30,027	5,309,674
Dentsply Sirona, Inc.	10,453	460,559

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
DexCom, Inc.(a)	4,400	1,783,760
Edwards Lifesciences Corp.(a)	29,567	2,043,375
Hologic, Inc.(a)	12,317	702,069
IDEXX Laboratories, Inc.(a)	4,055	1,338,799
Intuitive Surgical, Inc.(a)	5,568	3,172,813
Medtronic PLC	63,989	5,867,791
ResMed, Inc.	6,904	1,325,568
STERIS PLC	4,050	621,432
Stryker Corp.	15,383	2,771,863
Teleflex, Inc.	2,210	804,396
Varian Medical Systems, Inc.(a)	4,334	531,002
West Pharmaceutical Services, Inc.	3,510	797,367
Zimmer Biomet Holdings, Inc.	9,863	1,177,248
Total		46,396,882
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	7,088	714,258
Anthem, Inc.	12,033	3,164,438
Cardinal Health, Inc.	13,931	727,059
Centene Corp.(a)	27,633	1,756,077
Cigna Corp.	17,602	3,303,015
CVS Health Corp.	62,365	4,051,854
DaVita, Inc.(a)	4,065	321,704
HCA Healthcare, Inc.	12,562	1,219,268
Henry Schein, Inc.(a)	6,807	397,461
Humana, Inc.	6,309	2,446,315
Laboratory Corp. of America Holdings(a)	4,642	771,083
McKesson Corp.	7,718	1,184,095
Quest Diagnostics, Inc.	6,379	726,951
UnitedHealth Group, Inc.	45,249	13,346,192
Universal Health Services, Inc., Class B	3,709	344,529
Total		34,474,299
Health Care Technology 0.1%
Cerner Corp.	14,525	995,689
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	14,733	1,301,955
Bio-Rad Laboratories, Inc., Class A(a)	1,020	460,520
Illumina, Inc.(a)	7,018	2,599,116
IQVIA Holdings, Inc.(a)	8,477	1,202,717
Common Stocks (continued)
Issuer	Shares	Value ($)
Mettler-Toledo International, Inc.(a)	1,136	915,105
PerkinElmer, Inc.	5,310	520,858
Thermo Fisher Scientific, Inc.	18,839	6,826,123
Waters Corp.(a)	2,951	532,360
Total		14,358,754
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	107,959	6,347,989
Eli Lilly and Co.	40,185	6,597,573
Johnson & Johnson	125,698	17,676,910
Merck & Co., Inc.	120,432	9,313,007
Mylan NV(a)	24,666	396,629
Perrigo Co. PLC	6,503	359,421
Pfizer, Inc.	265,035	8,666,645
Zoetis, Inc.	22,659	3,105,189
Total		52,463,363
Total Health Care		178,917,551
Industrials 7.9%
Aerospace & Defense 1.7%
Boeing Co. (The)	25,583	4,689,364
General Dynamics Corp.	11,085	1,656,764
Howmet Aerospace, Inc.	18,306	290,150
Huntington Ingalls Industries, Inc.	1,932	337,115
L3 Harris Technologies, Inc.	10,297	1,747,092
Lockheed Martin Corp.	11,774	4,296,568
Northrop Grumman Corp.	7,392	2,272,596
Raytheon Technologies Corp.	70,174	4,324,122
Teledyne Technologies, Inc.(a)	1,750	544,162
Textron, Inc.	10,859	357,370
TransDigm Group, Inc.	2,396	1,059,152
Total		21,574,455
Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	6,421	507,644
Expeditors International of Washington, Inc.	7,945	604,138
FedEx Corp.	11,470	1,608,324
United Parcel Service, Inc., Class B	33,596	3,735,203
Total		6,455,309

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.2%
Alaska Air Group, Inc.	5,851	212,157
American Airlines Group, Inc.	23,708	309,864
Delta Air Lines, Inc.	27,088	759,818
Southwest Airlines Co.	25,586	874,530
United Airlines Holdings, Inc.(a)	12,054	417,189
Total		2,573,558
Building Products 0.4%
Allegion PLC	4,398	449,564
AO Smith Corp.	6,445	303,688
Carrier Global Corp.	38,844	863,114
Fortune Brands Home & Security, Inc.	6,664	426,030
Johnson Controls International PLC	35,489	1,211,594
Masco Corp.	12,588	632,043
Trane Technologies PLC	11,408	1,015,084
Total		4,901,117
Commercial Services & Supplies 0.4%
Cintas Corp.	4,018	1,070,235
Copart, Inc.(a)	9,855	820,626
Republic Services, Inc.	10,026	822,633
Rollins, Inc.	6,729	285,242
Waste Management, Inc.	18,521	1,961,559
Total		4,960,295
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	6,204	526,099
Quanta Services, Inc.	6,563	257,467
Total		783,566
Electrical Equipment 0.5%
AMETEK, Inc.	10,943	977,976
Eaton Corp. PLC	19,087	1,669,731
Emerson Electric Co.	28,510	1,768,475
Rockwell Automation, Inc.	5,526	1,177,038
Total		5,593,220
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.1%
3M Co.	27,445	4,281,145
General Electric Co.	417,336	2,850,405
Honeywell International, Inc.	33,486	4,841,741
Roper Technologies, Inc.	4,984	1,935,088
Total		13,908,379
Machinery 1.5%
Caterpillar, Inc.	25,821	3,266,357
Cummins, Inc.	7,035	1,218,884
Deere & Co.	14,929	2,346,092
Dover Corp.	6,864	662,788
Flowserve Corp.	6,208	177,052
Fortive Corp.	14,143	956,915
IDEX Corp.	3,600	568,944
Illinois Tool Works, Inc.	13,719	2,398,767
Ingersoll Rand, Inc.(a)	16,500	463,980
Otis Worldwide Corp.	19,422	1,104,335
PACCAR, Inc.	16,495	1,234,651
Parker-Hannifin Corp.	6,122	1,121,979
Pentair PLC	7,904	300,273
Snap-On, Inc.	2,597	359,710
Stanley Black & Decker, Inc.	7,357	1,025,419
Westinghouse Air Brake Technologies Corp.	8,630	496,829
Xylem, Inc.	8,585	557,682
Total		18,260,657
Professional Services 0.3%
Equifax, Inc.	5,792	995,529
IHS Markit Ltd.	19,034	1,437,067
Nielsen Holdings PLC	17,008	252,739
Robert Half International, Inc.	5,465	288,716
Verisk Analytics, Inc.	7,743	1,317,858
Total		4,291,909
Road & Rail 1.0%
CSX Corp.	36,521	2,546,975
JB Hunt Transport Services, Inc.	4,026	484,489
Kansas City Southern	4,531	676,433
Norfolk Southern Corp.	12,225	2,146,343

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Old Dominion Freight Line, Inc.	4,500	763,155
Union Pacific Corp.	32,378	5,474,148
Total		12,091,543
Trading Companies & Distributors 0.2%
Fastenal Co.	27,326	1,170,646
United Rentals, Inc.(a)	3,437	512,250
W.W. Grainger, Inc.	2,069	649,997
Total		2,332,893
Total Industrials		97,726,901
Information Technology 27.2%
Communications Equipment 1.0%
Arista Networks, Inc.(a)	2,564	538,517
Cisco Systems, Inc.	202,338	9,437,044
F5 Networks, Inc.(a)	2,908	405,608
Juniper Networks, Inc.	15,808	361,371
Motorola Solutions, Inc.	8,113	1,136,875
Total		11,879,415
Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	14,115	1,352,358
CDW Corp.	6,790	788,862
Corning, Inc.	36,215	937,968
FLIR Systems, Inc.	6,242	253,238
IPG Photonics Corp.(a)	1,699	272,503
Keysight Technologies, Inc.(a)	8,928	899,764
TE Connectivity Ltd.	15,741	1,283,679
Zebra Technologies Corp., Class A(a)	2,530	647,553
Total		6,435,925
IT Services 5.7%
Accenture PLC, Class A	30,393	6,525,985
Akamai Technologies, Inc.(a)	7,739	828,769
Automatic Data Processing, Inc.	20,506	3,053,138
Broadridge Financial Solutions, Inc.	5,482	691,774
Cognizant Technology Solutions Corp., Class A	25,795	1,465,672
DXC Technology Co.	12,109	199,798
Fidelity National Information Services, Inc.	29,482	3,953,241
Fiserv, Inc.(a)	26,829	2,619,047
FleetCor Technologies, Inc.(a)	3,994	1,004,611
Gartner, Inc.(a)	4,256	516,380
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Payments, Inc.	14,267	2,419,969
International Business Machines Corp.	42,361	5,115,938
Jack Henry & Associates, Inc.	3,658	673,182
Leidos Holdings, Inc.	6,370	596,678
MasterCard, Inc., Class A	42,165	12,468,190
Paychex, Inc.	15,233	1,153,900
PayPal Holdings, Inc.(a)	56,024	9,761,062
VeriSign, Inc.(a)	4,852	1,003,539
Visa, Inc., Class A	80,494	15,549,026
Western Union Co. (The)	19,601	423,774
Total		70,023,673
Semiconductors & Semiconductor Equipment 4.7%
Advanced Micro Devices, Inc.(a)	55,878	2,939,742
Analog Devices, Inc.	17,583	2,156,379
Applied Materials, Inc.	43,726	2,643,237
Broadcom, Inc.	19,077	6,020,892
Intel Corp.	202,017	12,086,677
KLA Corp.	7,401	1,439,346
Lam Research Corp.	6,928	2,240,931
Maxim Integrated Products, Inc.	12,717	770,777
Microchip Technology, Inc.	11,703	1,232,443
Micron Technology, Inc.(a)	53,062	2,733,754
NVIDIA Corp.	29,349	11,149,979
Qorvo, Inc.(a)	5,470	604,599
QUALCOMM, Inc.	53,670	4,895,241
Skyworks Solutions, Inc.	7,956	1,017,254
Texas Instruments, Inc.	43,784	5,559,255
Xilinx, Inc.	11,598	1,141,127
Total		58,631,633
Software 9.3%
Adobe, Inc.(a)	22,990	10,007,777
ANSYS, Inc.(a)	4,097	1,195,218
Autodesk, Inc.(a)	10,463	2,502,645
Cadence Design Systems, Inc.(a)	13,323	1,278,475
Citrix Systems, Inc.	5,534	818,534
Fortinet, Inc.(a)	6,398	878,253
Intuit, Inc.	12,446	3,686,381
Microsoft Corp.	361,825	73,635,006
NortonLifeLock, Inc.	25,856	512,724

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oracle Corp.	99,309	5,488,808
Paycom Software, Inc.(a)	2,300	712,379
Salesforce.com, Inc.(a)	42,990	8,053,317
ServiceNow, Inc.(a)	9,100	3,686,046
Synopsys, Inc.(a)	7,191	1,402,245
Tyler Technologies, Inc.(a)	1,900	659,072
Total		114,516,880
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.(c)	194,393	70,914,566
Hewlett Packard Enterprise Co.	61,295	596,400
HP, Inc.	68,227	1,189,197
NetApp, Inc.	10,556	468,370
Seagate Technology PLC	10,779	521,811
Western Digital Corp.	14,299	631,301
Xerox Holdings Corp.	8,735	133,558
Total		74,455,203
Total Information Technology		335,942,729
Materials 2.5%
Chemicals 1.8%
Air Products & Chemicals, Inc.	10,542	2,545,471
Albemarle Corp.	5,076	391,918
Celanese Corp., Class A	5,644	487,303
CF Industries Holdings, Inc.	10,204	287,141
Corteva, Inc.	35,704	956,510
Dow, Inc.	35,344	1,440,621
DuPont de Nemours, Inc.	35,013	1,860,241
Eastman Chemical Co.	6,484	451,546
Ecolab, Inc.	11,801	2,347,809
FMC Corp.	6,177	615,353
International Flavors & Fragrances, Inc.	5,096	624,056
Linde PLC	25,062	5,315,901
LyondellBasell Industries NV, Class A	12,261	805,793
Mosaic Co. (The)	16,635	208,104
PPG Industries, Inc.	11,257	1,193,917
Sherwin-Williams Co. (The)	3,855	2,227,612
Total		21,759,296
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,974	614,339
Vulcan Materials Co.	6,321	732,288
Total		1,346,627
Containers & Packaging 0.3%
Amcor PLC	75,120	766,975
Avery Dennison Corp.	3,973	453,280
Ball Corp.	15,550	1,080,569
International Paper Co.	18,749	660,152
Packaging Corp. of America	4,527	451,795
Sealed Air Corp.	7,422	243,813
WestRock Co.	12,367	349,491
Total		4,006,075
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	69,277	801,535
Newmont Corp.	38,289	2,363,963
Nucor Corp.	14,366	594,896
Total		3,760,394
Total Materials		30,872,392
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.7%
Alexandria Real Estate Equities, Inc.	6,024	977,394
American Tower Corp.	21,147	5,467,345
Apartment Investment & Management Co., Class A	7,107	267,507
AvalonBay Communities, Inc.	6,717	1,038,717
Boston Properties, Inc.	6,891	622,809
Crown Castle International Corp.	19,888	3,328,257
Digital Realty Trust, Inc.	12,797	1,818,582
Duke Realty Corp.	17,580	622,156
Equinix, Inc.	4,221	2,964,408
Equity Residential	16,690	981,706
Essex Property Trust, Inc.	3,117	714,323
Extra Space Storage, Inc.	6,159	568,907
Federal Realty Investment Trust	3,352	285,624
Healthpeak Properties, Inc.	25,680	707,741
Host Hotels & Resorts, Inc.	33,630	362,868
Iron Mountain, Inc.	13,732	358,405
Kimco Realty Corp.	20,638	264,992

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mid-America Apartment Communities, Inc.	5,455	625,525
ProLogis, Inc.	35,243	3,289,229
Public Storage	7,176	1,377,003
Realty Income Corp.	16,388	975,086
Regency Centers Corp.	8,090	371,250
SBA Communications Corp.	5,326	1,586,722
Simon Property Group, Inc.	14,586	997,391
SL Green Realty Corp.	3,650	179,908
UDR, Inc.	14,072	526,011
Ventas, Inc.	17,802	651,909
Vornado Realty Trust	7,566	289,097
Welltower, Inc.	19,914	1,030,549
Weyerhaeuser Co.	35,602	799,621
Total		34,051,042
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	15,989	723,023
Total Real Estate		34,774,065
Utilities 3.0%
Electric Utilities 1.9%
Alliant Energy Corp.	11,902	569,392
American Electric Power Co., Inc.	23,642	1,882,849
Duke Energy Corp.	35,063	2,801,183
Edison International	18,031	979,264
Entergy Corp.	9,548	895,698
Evergy, Inc.	10,819	641,458
Eversource Energy	16,054	1,336,817
Exelon Corp.	46,491	1,687,158
FirstEnergy Corp.	25,848	1,002,385
NextEra Energy, Inc.	23,357	5,609,651
NRG Energy, Inc.	11,648	379,259
Pinnacle West Capital Corp.	5,371	393,641
PPL Corp.	36,681	947,837
Southern Co. (The)	50,385	2,612,462
Xcel Energy, Inc.	25,047	1,565,437
Total		23,304,491
Common Stocks (continued)
Issuer	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	5,840	581,547
Independent Power and Renewable Electricity Producers 0.0%
AES Corp. (The)	31,722	459,652
Multi-Utilities 1.0%
Ameren Corp.	11,778	828,700
CenterPoint Energy, Inc.	25,988	485,196
CMS Energy Corp.	13,656	797,784
Consolidated Edison, Inc.	15,936	1,146,276
Dominion Energy, Inc.	40,039	3,250,366
DTE Energy Co.	9,186	987,495
NiSource, Inc.	18,262	415,278
Public Service Enterprise Group, Inc.	24,123	1,185,887
Sempra Energy	13,953	1,635,710
WEC Energy Group, Inc.	15,054	1,319,483
Total		12,052,175
Water Utilities 0.1%
American Water Works Co., Inc.	8,638	1,111,365
Total Utilities		37,509,230
Total Common Stocks (Cost $867,716,536)		1,223,153,541

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(d)	12,823,552	12,823,552
Total Money Market Funds (Cost $12,823,552)		12,823,552
Total Investments in Securities (Cost: $880,540,088)		1,235,977,093
Other Assets & Liabilities, Net		391,083
Net Assets		1,236,368,176

At June 30, 2020, securities and/or cash totaling $1,896,960 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	90	09/2020	USD	13,905,900	299,252	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Ameriprise Financial, Inc.
	949,340	43,292	(6,776)	(109,772)	876,084	29,570	11,861	5,839
Columbia Short-Term Cash Fund, 0.253%
	6,977,669	89,224,571	(83,378,819)	131	12,823,552	8,971	54,077	12,823,552
Total	7,927,009			(109,641)	13,699,636	38,541	65,938

(c)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	131,914,046	—	—	131,914,046
Consumer Discretionary	132,409,843	—	—	132,409,843
Consumer Staples	85,211,340	—	—	85,211,340
Energy	34,559,663	—	—	34,559,663
Financials	123,315,781	—	—	123,315,781
Health Care	178,917,551	—	—	178,917,551
Industrials	97,726,901	—	—	97,726,901
Information Technology	335,942,729	—	—	335,942,729
Materials	30,872,392	—	—	30,872,392
Real Estate	34,774,065	—	—	34,774,065
Utilities	37,509,230	—	—	37,509,230
Total Common Stocks	1,223,153,541	—	—	1,223,153,541
Money Market Funds	12,823,552	—	—	12,823,552
Total Investments in Securities	1,235,977,093	—	—	1,235,977,093
Investments in Derivatives
Asset
Futures Contracts	299,252	—	—	299,252
Total	1,236,276,345	—	—	1,236,276,345
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $867,171,215)	$1,222,277,457
Affiliated issuers (cost $13,368,873)	13,699,636
Receivable for:
Dividends	951,184
Foreign tax reclaims	16,708
Variation margin for futures contracts	191,250
Total assets	1,237,136,235
Liabilities
Due to custodian	802
Payable for:
Capital shares purchased	603,426
Management services fees	6,654
Distribution and/or service fees	2,012
Service fees	32,550
Compensation of board members	50,736
Compensation of chief compliance officer	110
Other expenses	71,769
Total liabilities	768,059
Net assets applicable to outstanding capital stock	$1,236,368,176
Represented by
Trust capital	$1,236,368,176
Total - representing net assets applicable to outstanding capital stock	$1,236,368,176
Class 1
Net assets	$649,009,364
Shares outstanding	25,901,405
Net asset value per share	$25.06
Class 2
Net assets	$10,381,427
Shares outstanding	423,654
Net asset value per share	$24.50
Class 3
Net assets	$576,977,385
Shares outstanding	23,272,479
Net asset value per share	$24.79
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	17

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$13,609,989
Dividends — affiliated issuers	65,938
Total income	13,675,927
Expenses:
Management services fees	1,159,155
Distribution and/or service fees
Class 2	12,854
Class 3	344,780
Service fees	173,079
Compensation of board members	10,500
Custodian fees	2,096
Printing and postage fees	45,281
Licensing fees and expenses	57,187
Audit fees	14,669
Legal fees	9,366
Interest on interfund lending	73
Compensation of chief compliance officer	143
Other	8,605
Total expenses	1,837,788
Net investment income	11,838,139
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,982,146
Investments — affiliated issuers	38,541
Futures contracts	1,527,675
Net realized gain	14,548,362
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(55,001,551)
Investments — affiliated issuers	(109,641)
Futures contracts	171,096
Net change in unrealized appreciation (depreciation)	(54,940,096)
Net realized and unrealized loss	(40,391,734)
Net decrease in net assets resulting from operations	$(28,553,595)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$11,838,139	$18,498,080
Net realized gain	14,548,362	8,767,378
Net change in unrealized appreciation (depreciation)	(54,940,096)	238,068,583
Net increase (decrease) in net assets resulting from operations	(28,553,595)	265,334,041
Increase in net assets from capital stock activity	54,233,289	159,579,603
Total increase in net assets	25,679,694	424,913,644
Net assets at beginning of period	1,210,688,482	785,774,838
Net assets at end of period	$1,236,368,176	$1,210,688,482

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	3,693,387	82,146,623	6,347,251	145,225,297
Redemptions	(939,573)	(23,792,582)	(49,430)	(1,171,984)
Net increase	2,753,814	58,354,041	6,297,821	144,053,313
Class 2
Subscriptions	15,974	353,443	7,610	166,167
Redemptions	(39,982)	(974,266)	(83,255)	(1,880,509)
Net decrease	(24,008)	(620,823)	(75,645)	(1,714,342)
Class 3
Subscriptions	842,589	19,578,086	1,833,049	41,860,107
Redemptions	(956,698)	(23,078,015)	(1,062,040)	(24,619,475)
Net increase (decrease)	(114,109)	(3,499,929)	771,009	17,240,632
Total net increase	2,615,697	54,233,289	6,993,185	159,579,603
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$25.90	0.25	(1.09)	(0.84)
Year Ended 12/31/2019	$19.75	0.44	5.71	6.15
Year Ended 12/31/2018	$20.72	0.42	(1.39)	(0.97)
Year Ended 12/31/2017	$17.06	0.33	3.33	3.66
Year Ended 12/31/2016	$15.29	0.34	1.43	1.77
Year Ended 12/31/2015	$15.14	0.34(e)	(0.19)	0.15
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$25.36	0.22	(1.08)	(0.86)
Year Ended 12/31/2019	$19.39	0.37	5.60	5.97
Year Ended 12/31/2018	$20.40	0.34	(1.35)	(1.01)
Year Ended 12/31/2017	$16.83	0.28	3.29	3.57
Year Ended 12/31/2016	$15.12	0.26	1.45	1.71
Year Ended 12/31/2015	$15.01	0.29(f)	(0.18)	0.11
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$25.65	0.23	(1.09)	(0.86)
Year Ended 12/31/2019	$19.58	0.40	5.67	6.07
Year Ended 12/31/2018	$20.57	0.37	(1.36)	(0.99)
Year Ended 12/31/2017	$16.96	0.30	3.31	3.61
Year Ended 12/31/2016	$15.21	0.28	1.47	1.75
Year Ended 12/31/2015	$15.08	0.32(e)	(0.19)	0.13

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.06 per share.
(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.05 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$25.06	(3.24%)	0.26%(c),(d)	0.26%(c),(d)	2.11%(c)	2%	$649,009
Year Ended 12/31/2019	$25.90	31.14%	0.26%	0.26%	1.91%	2%	$599,584
Year Ended 12/31/2018	$19.75	(4.68%)	0.28%	0.28%	1.94%	3%	$332,816
Year Ended 12/31/2017	$20.72	21.45%	0.29%	0.29%	1.75%	2%	$203,887
Year Ended 12/31/2016	$17.06	11.58%	0.32%	0.31%	2.14%	5%	$31,465
Year Ended 12/31/2015	$15.29	0.99%	0.37%	0.33%	2.21%	4%	$3
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$24.50	(3.39%)	0.51%(c),(d)	0.51%(c),(d)	1.84%(c)	2%	$10,381
Year Ended 12/31/2019	$25.36	30.79%	0.51%	0.51%	1.63%	2%	$11,354
Year Ended 12/31/2018	$19.39	(4.95%)	0.53%	0.53%	1.61%	3%	$10,146
Year Ended 12/31/2017	$20.40	21.21%	0.55%	0.55%	1.50%	2%	$11,777
Year Ended 12/31/2016	$16.83	11.31%	0.56%	0.56%	1.65%	5%	$11,332
Year Ended 12/31/2015	$15.12	0.73%	0.58%	0.58%	1.94%	4%	$11,794
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$24.79	(3.35%)	0.38%(c),(d)	0.38%(c),(d)	1.97%(c)	2%	$576,977
Year Ended 12/31/2019	$25.65	31.00%	0.39%	0.39%	1.76%	2%	$599,751
Year Ended 12/31/2018	$19.58	(4.81%)	0.40%	0.40%	1.75%	3%	$442,813
Year Ended 12/31/2017	$20.57	21.28%	0.42%	0.42%	1.62%	2%	$452,967
Year Ended 12/31/2016	$16.96	11.51%	0.43%	0.43%	1.78%	5%	$347,922
Year Ended 12/31/2015	$15.21	0.86%	0.46%	0.45%	2.10%	4%	$304,143
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	21

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Large Cap Index Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
22	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
24	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	299,252*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	1,527,675

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	171,096
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	14,019,625

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund’s daily net assets.
26	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual July 1, 2020 through April 30, 2021
Class 1	0.29%
Class 2	0.54
Class 3	0.415
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Fund had a voluntary expense reimbursement arrangement from May 1, 2020 to June 30, 2020. Prior to May 1, 2020, the Fund had a contractual expense reimbursement arrangement. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $90,554,693 and $28,588,811, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	4,200,000	0.62	1
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2020.
28	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 8. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 99.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to
30	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	31

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Large Cap Index Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
32	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020	33

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
34	Columbia Variable Portfolio – Large Cap Index Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Large Cap Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6463 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Mid Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Mid Cap Growth Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with growth of capital.
Portfolio management
Matthew Litfin, CFA
Lead Portfolio Manager
Managed Fund since 2018
Erika Maschmeyer, CFA
Portfolio Manager
Managed Fund since 2018
John Emerson, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	4.46	11.87	10.51	12.12
Class 2	05/03/10	4.28	11.58	10.23	11.85
Class 3	05/01/01	4.39	11.71	10.37	11.98
Russell Midcap Growth Index		4.16	11.91	11.60	15.09
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	98.5
Money Market Funds	1.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	1.7
Consumer Discretionary	15.0
Financials	2.5
Health Care	28.1
Industrials	16.5
Information Technology	33.0
Materials	2.0
Real Estate	1.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,044.60	1,021.13	3.81	3.77	0.75
Class 2	1,000.00	1,000.00	1,042.80	1,019.89	5.08	5.02	1.00
Class 3	1,000.00	1,000.00	1,043.90	1,020.49	4.47	4.42	0.88
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 1.6%
Entertainment 1.6%
Zynga, Inc., Class A(a)	873,568	8,333,839
Total Communication Services		8,333,839
Consumer Discretionary 14.7%
Distributors 1.8%
Pool Corp.	33,553	9,122,054
Hotels, Restaurants & Leisure 3.9%
Chipotle Mexican Grill, Inc.(a)	10,968	11,542,284
Domino’s Pizza, Inc.	22,163	8,187,899
Total		19,730,183
Household Durables 1.4%
NVR, Inc.(a)	2,255	7,348,481
Specialty Retail 7.6%
AutoZone, Inc.(a)	7,704	8,691,037
O’Reilly Automotive, Inc.(a)	25,624	10,804,872
Tractor Supply Co.	111,576	14,704,601
Ulta Beauty, Inc.(a)	24,333	4,949,819
Total		39,150,329
Total Consumer Discretionary		75,351,047
Financials 2.5%
Banks 0.9%
SVB Financial Group(a)	22,027	4,747,479
Capital Markets 1.6%
Raymond James Financial, Inc.	116,746	8,035,627
Total Financials		12,783,106
Health Care 27.6%
Biotechnology 7.3%
Exact Sciences Corp.(a)	117,430	10,209,364
Immunomedics, Inc.(a)	196,118	6,950,422
Sarepta Therapeutics, Inc.(a)	55,559	8,908,330
Seattle Genetics, Inc.(a)	64,990	11,043,101
Total		37,111,217
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 11.6%
Align Technology, Inc.(a)	34,298	9,412,743
Hill-Rom Holdings, Inc.	48,957	5,374,500
IDEXX Laboratories, Inc.(a)	28,488	9,405,598
Masimo Corp.(a)	40,159	9,155,850
ResMed, Inc.	58,894	11,307,648
STERIS PLC	50,662	7,773,577
Varian Medical Systems, Inc.(a)	58,725	7,194,987
Total		59,624,903
Health Care Providers & Services 2.6%
Encompass Health Corp.	130,164	8,061,057
Laboratory Corp. of America Holdings(a)	32,326	5,369,672
Total		13,430,729
Life Sciences Tools & Services 6.1%
Bio-Rad Laboratories, Inc., Class A(a)	15,742	7,107,356
Bio-Techne Corp.	23,975	6,331,078
Mettler-Toledo International, Inc.(a)	13,433	10,820,953
Pra Health Sciences, Inc.(a)	70,083	6,818,375
Total		31,077,762
Total Health Care		141,244,611
Industrials 16.2%
Aerospace & Defense 1.4%
BWX Technologies, Inc.	126,418	7,160,315
Building Products 2.8%
Allegion PLC	76,327	7,802,146
Lennox International, Inc.	28,493	6,638,584
Total		14,440,730
Commercial Services & Supplies 3.0%
Copart, Inc.(a)	81,867	6,817,065
Rollins, Inc.	199,421	8,453,456
Total		15,270,521
Electrical Equipment 1.3%
Generac Holdings, Inc.(a)	55,400	6,754,922
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.8%
Donaldson Co., Inc.	127,963	5,952,839
IDEX Corp.	44,378	7,013,499
Toro Co. (The)	99,585	6,606,469
Total		19,572,807
Professional Services 2.5%
CoStar Group, Inc.(a)	17,782	12,637,134
Road & Rail 1.4%
Old Dominion Freight Line, Inc.	41,117	6,973,032
Total Industrials		82,809,461
Information Technology 32.3%
Electronic Equipment, Instruments & Components 3.9%
Amphenol Corp., Class A	88,577	8,486,562
CDW Corp.	98,132	11,400,976
Total		19,887,538
IT Services 7.5%
Booz Allen Hamilton Holdings Corp.	113,066	8,795,404
EPAM Systems, Inc.(a)	41,920	10,564,259
GoDaddy, Inc., Class A(a)	152,337	11,170,872
Jack Henry & Associates, Inc.	44,465	8,182,894
Total		38,713,429
Semiconductors & Semiconductor Equipment 6.1%
Advanced Micro Devices, Inc.(a)	247,847	13,039,231
Lam Research Corp.	29,399	9,509,401
Teradyne, Inc.	103,740	8,767,067
Total		31,315,699
Software 14.8%
Alteryx, Inc., Class A(a)	64,570	10,607,560
ANSYS, Inc.(a)	46,884	13,677,469
Cadence Design Systems, Inc.(a)	98,320	9,434,787
DocuSign, Inc.(a)	66,057	11,375,676
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	14,663	5,939,395
Synopsys, Inc.(a)	48,899	9,535,305
Tyler Technologies, Inc.(a)	19,029	6,600,779
Zscaler, Inc.(a)	78,452	8,590,494
Total		75,761,465
Total Information Technology		165,678,131
Materials 2.0%
Chemicals 0.9%
Celanese Corp., Class A	53,812	4,646,128
Containers & Packaging 1.1%
Avery Dennison Corp.	48,777	5,564,968
Total Materials		10,211,096
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
Americold Realty Trust	171,129	6,211,983
Total Real Estate		6,211,983
Total Common Stocks (Cost $385,702,992)		502,623,274

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	7,486,601	7,486,601
Total Money Market Funds (Cost $7,486,689)		7,486,601
Total Investments in Securities (Cost: $393,189,681)		510,109,875
Other Assets & Liabilities, Net		2,301,671
Net Assets		512,411,546

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	17,437,134	91,858,838	(101,810,078)	707	7,486,601	(1,070)	86,267	7,486,601
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	8,333,839	—	—	8,333,839
Consumer Discretionary	75,351,047	—	—	75,351,047
Financials	12,783,106	—	—	12,783,106
Health Care	141,244,611	—	—	141,244,611
Industrials	82,809,461	—	—	82,809,461
Information Technology	165,678,131	—	—	165,678,131
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Materials	10,211,096	—	—	10,211,096
Real Estate	6,211,983	—	—	6,211,983
Total Common Stocks	502,623,274	—	—	502,623,274
Money Market Funds	7,486,601	—	—	7,486,601
Total Investments in Securities	510,109,875	—	—	510,109,875
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $385,702,992)	$502,623,274
Affiliated issuers (cost $7,486,689)	7,486,601
Receivable for:
Investments sold	5,788,927
Capital shares sold	135
Dividends	220,174
Foreign tax reclaims	6,214
Expense reimbursement due from Investment Manager	1,273
Total assets	516,126,598
Liabilities
Due to custodian	6,214
Payable for:
Investments purchased	2,710,849
Capital shares purchased	828,313
Management services fees	11,290
Distribution and/or service fees	1,085
Service fees	15,775
Compensation of board members	95,808
Compensation of chief compliance officer	59
Other expenses	45,659
Total liabilities	3,715,052
Net assets applicable to outstanding capital stock	$512,411,546
Represented by
Trust capital	$512,411,546
Total - representing net assets applicable to outstanding capital stock	$512,411,546
Class 1
Net assets	$218,764,217
Shares outstanding	6,308,808
Net asset value per share	$34.68
Class 2
Net assets	$29,265,534
Shares outstanding	865,013
Net asset value per share	$33.83
Class 3
Net assets	$264,381,795
Shares outstanding	7,721,742
Net asset value per share	$34.24
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,330,769
Dividends — affiliated issuers	86,267
Interfund lending	394
Total income	1,417,430
Expenses:
Management services fees	1,995,609
Distribution and/or service fees
Class 2	33,328
Class 3	155,034
Service fees	85,049
Compensation of board members	3,354
Custodian fees	6,722
Printing and postage fees	29,282
Audit fees	14,669
Legal fees	6,187
Compensation of chief compliance officer	57
Other	4,994
Total expenses	2,334,285
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(316,244)
Total net expenses	2,018,041
Net investment loss	(600,611)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,035,191)
Investments — affiliated issuers	(1,070)
Futures contracts	325,330
Net realized loss	(4,710,931)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	26,334,060
Investments — affiliated issuers	707
Net change in unrealized appreciation (depreciation)	26,334,767
Net realized and unrealized gain	21,623,836
Net increase in net assets resulting from operations	$21,023,225
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment loss	$(600,611)	$(107,725)
Net realized gain (loss)	(4,710,931)	40,765,167
Net change in unrealized appreciation (depreciation)	26,334,767	105,494,316
Net increase in net assets resulting from operations	21,023,225	146,151,758
Decrease in net assets from capital stock activity	(37,423,706)	(48,480,989)
Total increase (decrease) in net assets	(16,400,481)	97,670,769
Net assets at beginning of period	528,812,027	431,141,258
Net assets at end of period	$512,411,546	$528,812,027

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	45,496	1,319,517	77,346	2,376,992
Redemptions	(708,115)	(23,894,709)	(578,351)	(17,450,377)
Net decrease	(662,619)	(22,575,192)	(501,005)	(15,073,385)
Class 2
Subscriptions	48,135	1,478,030	128,455	3,797,357
Redemptions	(51,577)	(1,599,342)	(89,994)	(2,627,162)
Net increase (decrease)	(3,442)	(121,312)	38,461	1,170,195
Class 3
Subscriptions	24,498	784,143	20,393	602,635
Redemptions	(508,143)	(15,511,345)	(1,183,005)	(35,180,434)
Net decrease	(483,645)	(14,727,202)	(1,162,612)	(34,577,799)
Total net decrease	(1,149,706)	(37,423,706)	(1,625,156)	(48,480,989)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$33.20	(0.03)	1.51	1.48
Year Ended 12/31/2019	$24.56	0.02	8.62	8.64
Year Ended 12/31/2018	$25.79	0.03	(1.26)	(1.23)
Year Ended 12/31/2017	$20.97	0.03	4.79	4.82
Year Ended 12/31/2016	$20.50	0.03	0.44	0.47
Year Ended 12/31/2015	$19.41	0.14(d)	0.95	1.09
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$32.44	(0.06)	1.45	1.39
Year Ended 12/31/2019	$24.06	(0.06)	8.44	8.38
Year Ended 12/31/2018	$25.32	(0.03)	(1.23)	(1.26)
Year Ended 12/31/2017	$20.64	(0.03)	4.71	4.68
Year Ended 12/31/2016	$20.23	0.02	0.39	0.41
Year Ended 12/31/2015	$19.20	0.23(e)	0.80	1.03
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$32.80	(0.05)	1.49	1.44
Year Ended 12/31/2019	$24.30	(0.02)	8.52	8.50
Year Ended 12/31/2018	$25.54	(0.00)(f)	(1.24)	(1.24)
Year Ended 12/31/2017	$20.80	0.00(f)	4.74	4.74
Year Ended 12/31/2016	$20.36	0.05	0.39	0.44
Year Ended 12/31/2015	$19.30	0.25(g)	0.81	1.06

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.14 per share.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.27 per share.
(f)	Rounds to zero.
(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.28 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$34.68	4.46%	0.88%(c)	0.75%(c)	(0.17%)(c)	28%	$218,764
Year Ended 12/31/2019	$33.20	35.18%	0.88%	0.73%	0.06%	70%	$231,471
Year Ended 12/31/2018	$24.56	(4.77%)	0.89%	0.74%	0.12%	150%	$183,546
Year Ended 12/31/2017	$25.79	22.98%	0.91%	0.74%	0.14%	115%	$198,617
Year Ended 12/31/2016	$20.97	2.29%	0.92%	0.76%	0.16%	150%	$158,566
Year Ended 12/31/2015	$20.50	5.62%	0.94%	0.84%	0.67%	109%	$18,161
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$33.83	4.28%	1.13%(c)	1.00%(c)	(0.42%)(c)	28%	$29,266
Year Ended 12/31/2019	$32.44	34.83%	1.13%	0.98%	(0.19%)	70%	$28,169
Year Ended 12/31/2018	$24.06	(4.98%)	1.14%	0.99%	(0.12%)	150%	$19,966
Year Ended 12/31/2017	$25.32	22.68%	1.16%	0.99%	(0.11%)	115%	$18,148
Year Ended 12/31/2016	$20.64	2.03%	1.18%	1.01%	0.11%	150%	$12,910
Year Ended 12/31/2015	$20.23	5.36%	1.20%	1.05%	1.11%	109%	$13,920
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$34.24	4.39%	1.01%(c)	0.88%(c)	(0.29%)(c)	28%	$264,382
Year Ended 12/31/2019	$32.80	34.98%	1.01%	0.85%	(0.07%)	70%	$269,172
Year Ended 12/31/2018	$24.30	(4.86%)	1.01%	0.86%	(0.01%)	150%	$227,630
Year Ended 12/31/2017	$25.54	22.79%	1.03%	0.86%	0.01%	115%	$268,941
Year Ended 12/31/2016	$20.80	2.16%	1.05%	0.88%	0.24%	150%	$247,151
Year Ended 12/31/2015	$20.36	5.49%	1.07%	0.92%	1.24%	109%	$279,919
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020	15

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Mid Cap Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	325,330
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	579,946

*	Based on the ending daily outstanding amounts for the six months ended June 30, 2020.
18	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.82% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Affiliates) may coordinate in providing services to their clients. From time to time, the Investment Manager may engage its Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Affiliates provide services to the Investment Manager pursuant to personnel-sharing agreements or similar inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. Pursuant to some of these arrangements, certain employees of these Affiliates may serve as “associated persons” of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
20	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2020 through April 30, 2021	Prior to May 1, 2020
Class 1	0.79%	0.73%
Class 2	1.04	0.98
Class 3	0.915	0.855
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $133,243,302 and $159,950,328, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	7,300,000	0.98	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 8. Significant risks
Health care sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies
22	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 96.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio - Mid Cap Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020	25

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
26	Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Mid Cap Growth Fund | Semiannual Report 2020	27

Columbia Variable Portfolio – Mid Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6658 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Select Large Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Large Cap Value Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Richard Rosen
Lead Portfolio Manager
Managed Fund since 2008
Richard Taft
Portfolio Manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-14.82	-5.95	5.35	11.29
Class 2	05/03/10	-14.91	-6.16	5.09	11.01
Class 3	02/04/04	-14.86	-6.06	5.23	11.14
Russell 1000 Value Index		-16.26	-8.84	4.64	10.41
S&P 500 Index		-3.08	7.51	10.73	13.99
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	97.9
Money Market Funds	2.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	4.6
Consumer Discretionary	7.7
Consumer Staples	6.2
Energy	7.8
Financials	17.5
Health Care	14.7
Industrials	8.0
Information Technology	13.4
Materials	13.8
Utilities	6.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
4	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	851.80	1,021.33	3.27	3.57	0.71
Class 2	1,000.00	1,000.00	850.90	1,020.09	4.42	4.82	0.96
Class 3	1,000.00	1,000.00	851.40	1,020.69	3.87	4.22	0.84
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 4.5%
Diversified Telecommunication Services 4.5%
Verizon Communications, Inc.	1,295,800	71,437,454
Total Communication Services		71,437,454
Consumer Discretionary 7.5%
Internet & Direct Marketing Retail 2.3%
Qurate Retail, Inc.(a)	3,878,301	36,843,860
Specialty Retail 5.2%
Lowe’s Companies, Inc.	606,600	81,963,792
Total Consumer Discretionary		118,807,652
Consumer Staples 6.1%
Food Products 2.9%
Tyson Foods, Inc., Class A	750,000	44,782,500
Tobacco 3.2%
Philip Morris International, Inc.	725,000	50,793,500
Total Consumer Staples		95,576,000
Energy 7.6%
Energy Equipment & Services 1.2%
TechnipFMC PLC	2,750,000	18,810,000
Oil, Gas & Consumable Fuels 6.4%
Chevron Corp.	300,000	26,769,000
Marathon Petroleum Corp.	800,000	29,904,000
Williams Companies, Inc. (The)	2,319,037	44,108,084
Total		100,781,084
Total Energy		119,591,084
Financials 17.1%
Banks 10.1%
Bank of America Corp.	1,750,000	41,562,500
Citigroup, Inc.	1,043,600	53,327,960
JPMorgan Chase & Co.	440,000	41,386,400
Wells Fargo & Co.	900,000	23,040,000
Total		159,316,860
Capital Markets 2.6%
Morgan Stanley	850,000	41,055,000
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.4%
American International Group, Inc.	1,100,000	34,298,000
MetLife, Inc.	975,000	35,607,000
Total		69,905,000
Total Financials		270,276,860
Health Care 14.4%
Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	500,000	43,050,000
Health Care Providers & Services 8.1%
Cigna Corp.	320,000	60,048,000
Humana, Inc.	175,000	67,856,250
Total		127,904,250
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	950,000	55,860,000
Total Health Care		226,814,250
Industrials 7.9%
Aerospace & Defense 1.3%
Raytheon Technologies Corp.	325,000	20,026,500
Industrial Conglomerates 2.1%
Honeywell International, Inc.	225,000	32,532,750
Machinery 0.9%
Caterpillar, Inc.	109,041	13,793,686
Road & Rail 3.6%
CSX Corp.	400,000	27,896,000
Union Pacific Corp.	175,000	29,587,250
Total		57,483,250
Total Industrials		123,836,186
Information Technology 13.1%
Electronic Equipment, Instruments & Components 4.3%
Corning, Inc.	2,600,000	67,340,000
Semiconductors & Semiconductor Equipment 6.6%
Applied Materials, Inc.	725,000	43,826,250
QUALCOMM, Inc.	650,600	59,341,226
Total		103,167,476
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 2.2%
Teradata Corp.(a)	1,700,000	35,360,000
Total Information Technology		205,867,476
Materials 13.5%
Chemicals 4.7%
FMC Corp.	750,000	74,715,000
Metals & Mining 8.8%
Barrick Gold Corp.	3,000,000	80,820,000
Freeport-McMoRan, Inc.	5,000,000	57,850,000
Total		138,670,000
Total Materials		213,385,000
Utilities 6.2%
Electric Utilities 2.7%
NextEra Energy, Inc.	175,000	42,029,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 3.5%
AES Corp. (The)	3,800,000	55,062,000
Total Utilities		97,091,750
Total Common Stocks (Cost $1,405,144,413)		1,542,683,712

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	32,578,068	32,578,068
Total Money Market Funds (Cost $32,582,964)		32,578,068
Total Investments in Securities (Cost: $1,437,727,377)		1,575,261,780
Other Assets & Liabilities, Net		(40,973)
Net Assets		1,575,220,807

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	27,185,111	634,343,903	(628,946,643)	(4,303)	32,578,068	12,250	268,134	32,578,068
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	71,437,454	—	—	71,437,454
Consumer Discretionary	118,807,652	—	—	118,807,652
Consumer Staples	95,576,000	—	—	95,576,000
Energy	119,591,084	—	—	119,591,084
Financials	270,276,860	—	—	270,276,860
Health Care	226,814,250	—	—	226,814,250
Industrials	123,836,186	—	—	123,836,186
Information Technology	205,867,476	—	—	205,867,476
Materials	213,385,000	—	—	213,385,000
Utilities	97,091,750	—	—	97,091,750
Total Common Stocks	1,542,683,712	—	—	1,542,683,712
Money Market Funds	32,578,068	—	—	32,578,068
Total Investments in Securities	1,575,261,780	—	—	1,575,261,780
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,405,144,413)	$1,542,683,712
Affiliated issuers (cost $32,582,964)	32,578,068
Receivable for:
Capital shares sold	25,588
Dividends	1,420,417
Total assets	1,576,707,785
Liabilities
Payable for:
Capital shares purchased	1,352,311
Management services fees	29,557
Distribution and/or service fees	329
Service fees	12,927
Compensation of board members	62,666
Compensation of chief compliance officer	169
Other expenses	29,019
Total liabilities	1,486,978
Net assets applicable to outstanding capital stock	$1,575,220,807
Represented by
Trust capital	$1,575,220,807
Total - representing net assets applicable to outstanding capital stock	$1,575,220,807
Class 1
Net assets	$1,504,187,231
Shares outstanding	63,814,660
Net asset value per share	$23.57
Class 2
Net assets	$26,897,868
Shares outstanding	1,169,560
Net asset value per share	$23.00
Class 3
Net assets	$44,135,708
Shares outstanding	1,897,304
Net asset value per share	$23.26
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020	9

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$21,335,574
Dividends — affiliated issuers	268,134
Interfund lending	93
Foreign taxes withheld	(63,000)
Total income	21,540,801
Expenses:
Management services fees	5,251,169
Distribution and/or service fees
Class 2	34,603
Class 3	29,046
Service fees	38,625
Compensation of board members	12,044
Custodian fees	7,836
Printing and postage fees	9,385
Audit fees	14,697
Legal fees	10,863
Compensation of chief compliance officer	159
Other	10,685
Total expenses	5,419,112
Net investment income	16,121,689
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(47,539,615)
Investments — affiliated issuers	12,250
Net realized loss	(47,527,365)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(228,774,110)
Investments — affiliated issuers	(4,303)
Net change in unrealized appreciation (depreciation)	(228,778,413)
Net realized and unrealized loss	(276,305,778)
Net decrease in net assets resulting from operations	$(260,184,089)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$16,121,689	$22,020,456
Net realized gain (loss)	(47,527,365)	94,040,356
Net change in unrealized appreciation (depreciation)	(228,778,413)	184,535,796
Net increase (decrease) in net assets resulting from operations	(260,184,089)	300,596,608
Increase (decrease) in net assets from capital stock activity	503,804,559	(144,844,810)
Total increase in net assets	243,620,470	155,751,798
Net assets at beginning of period	1,331,600,337	1,175,848,539
Net assets at end of period	$1,575,220,807	$1,331,600,337

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	23,838,742	629,416,025	3,426,100	83,702,508
Redemptions	(4,909,042)	(120,327,516)	(9,033,221)	(225,698,866)
Net increase (decrease)	18,929,700	509,088,509	(5,607,121)	(141,996,358)
Class 2
Subscriptions	66,687	1,483,634	204,001	4,934,242
Redemptions	(111,270)	(2,544,135)	(140,820)	(3,434,395)
Net increase (decrease)	(44,583)	(1,060,501)	63,181	1,499,847
Class 3
Subscriptions	57,804	1,299,338	140,619	3,427,384
Redemptions	(245,275)	(5,522,787)	(316,641)	(7,775,683)
Net decrease	(187,471)	(4,223,449)	(176,022)	(4,348,299)
Total net increase (decrease)	18,697,646	503,804,559	(5,719,962)	(144,844,810)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020	11

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$27.67	0.25	(4.35)	(4.10)
Year Ended 12/31/2019	$21.83	0.43	5.41	5.84
Year Ended 12/31/2018	$24.87	0.40	(3.44)	(3.04)
Year Ended 12/31/2017	$20.56	0.30	4.01	4.31
Year Ended 12/31/2016	$17.14	0.26	3.16	3.42
Year Ended 12/31/2015	$18.02	0.27	(1.15)	(0.88)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$27.03	0.21	(4.24)	(4.03)
Year Ended 12/31/2019	$21.38	0.36	5.29	5.65
Year Ended 12/31/2018	$24.42	0.33	(3.37)	(3.04)
Year Ended 12/31/2017	$20.23	0.24	3.95	4.19
Year Ended 12/31/2016	$16.91	0.22	3.10	3.32
Year Ended 12/31/2015	$17.83	0.23	(1.15)	(0.92)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$27.32	0.23	(4.29)	(4.06)
Year Ended 12/31/2019	$21.59	0.39	5.34	5.73
Year Ended 12/31/2018	$24.62	0.36	(3.39)	(3.03)
Year Ended 12/31/2017	$20.38	0.27	3.97	4.24
Year Ended 12/31/2016	$17.01	0.24	3.13	3.37
Year Ended 12/31/2015	$17.91	0.25	(1.15)	(0.90)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$23.57	(14.82%)	0.71%(c)	0.71%(c)	2.16%(c)	8%	$1,504,187
Year Ended 12/31/2019	$27.67	26.75%	0.73%(d)	0.73%(d)	1.73%	11%	$1,241,829
Year Ended 12/31/2018	$21.83	(12.22%)	0.73%	0.73%	1.60%	16%	$1,102,434
Year Ended 12/31/2017	$24.87	20.96%	0.76%	0.75%	1.35%	8%	$1,322,918
Year Ended 12/31/2016	$20.56	19.95%	0.82%	0.77%	1.49%	26%	$1,046,757
Year Ended 12/31/2015	$17.14	(4.88%)	0.81%	0.76%	1.54%	13%	$779,920
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$23.00	(14.91%)	0.96%(c)	0.96%(c)	1.85%(c)	8%	$26,898
Year Ended 12/31/2019	$27.03	26.43%	0.98%(d)	0.98%(d)	1.48%	11%	$32,815
Year Ended 12/31/2018	$21.38	(12.45%)	0.98%	0.98%	1.36%	16%	$24,610
Year Ended 12/31/2017	$24.42	20.71%	1.01%	1.00%	1.10%	8%	$22,501
Year Ended 12/31/2016	$20.23	19.63%	1.07%	1.02%	1.25%	26%	$15,026
Year Ended 12/31/2015	$16.91	(5.16%)	1.06%	1.02%	1.32%	13%	$11,918
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$23.26	(14.86%)	0.84%(c)	0.84%(c)	1.97%(c)	8%	$44,136
Year Ended 12/31/2019	$27.32	26.54%	0.86%(d)	0.86%(d)	1.61%	11%	$56,957
Year Ended 12/31/2018	$21.59	(12.31%)	0.85%	0.85%	1.48%	16%	$48,804
Year Ended 12/31/2017	$24.62	20.81%	0.89%	0.88%	1.22%	8%	$56,053
Year Ended 12/31/2016	$20.38	19.81%	0.95%	0.89%	1.39%	26%	$45,889
Year Ended 12/31/2015	$17.01	(5.02%)	0.94%	0.89%	1.42%	13%	$47,307
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020	13

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
14	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020	15

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.70% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
16	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2020 through April 30, 2021	Prior to May 1, 2020
Class 1	0.72%	0.73%
Class 2	0.97	0.98
Class 3	0.845	0.855
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $629,000,041 and $116,857,369, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	733,333	1.28	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 8. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and
18	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 99.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
20	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020	21

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
22	Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Large Cap Value Fund | Semiannual Report 2020	23

Columbia Variable Portfolio – Select Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6473 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Core Equity Fund
This Fund is closed to new investors.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Core Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Core Equity Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since December 2019
Effective May 31, 2020, Brian Condon has retired from the Investment Manager and no longer serves as Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Columbia Variable Portfolio — Core Equity Fund	09/10/04	-2.58	5.98	9.66	14.53
S&P 500 Index		-3.08	7.51	10.73	13.99
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	98.6
Money Market Funds	1.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	10.4
Consumer Discretionary	11.4
Consumer Staples	7.2
Energy	2.8
Financials	10.5
Health Care	14.7
Industrials	7.6
Information Technology	27.7
Materials	2.2
Real Estate	2.6
Utilities	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract (Contract). The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – Core Equity Fund	1,000.00	1,000.00	974.20	1,022.87	1.96	2.01	0.40
Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 10.3%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc.	37,900	2,089,427
Entertainment 1.1%
Electronic Arts, Inc.(a)	15,600	2,059,980
Interactive Media & Services 7.8%
Alphabet, Inc., Class A(a)	5,820	8,253,051
Facebook, Inc., Class A(a)	25,400	5,767,578
Total		14,020,629
Media 0.2%
Interpublic Group of Companies, Inc. (The)	24,900	427,284
Total Communication Services		18,597,320
Consumer Discretionary 11.3%
Hotels, Restaurants & Leisure 0.9%
Domino’s Pizza, Inc.	1,800	664,992
Hilton Worldwide Holdings, Inc.	13,800	1,013,610
Total		1,678,602
Household Durables 0.8%
PulteGroup, Inc.	43,400	1,476,902
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.(a)	2,065	5,696,963
eBay, Inc.	58,700	3,078,815
Total		8,775,778
Multiline Retail 1.9%
Dollar General Corp.	3,250	619,158
Target Corp.	23,200	2,782,376
Total		3,401,534
Specialty Retail 2.8%
Best Buy Co., Inc.	32,100	2,801,367
Home Depot, Inc. (The)	1,925	482,232
Lowe’s Companies, Inc.	13,650	1,844,388
Total		5,127,987
Total Consumer Discretionary		20,460,803
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.1%
Food Products 0.8%
General Mills, Inc.	19,500	1,202,175
JM Smucker Co. (The)	2,400	253,944
Total		1,456,119
Household Products 3.7%
Kimberly-Clark Corp.	19,000	2,685,650
Procter & Gamble Co. (The)	33,450	3,999,616
Total		6,685,266
Tobacco 2.6%
Altria Group, Inc.	53,515	2,100,464
Philip Morris International, Inc.	38,600	2,704,316
Total		4,804,780
Total Consumer Staples		12,946,165
Energy 2.7%
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp.	10,845	967,699
ConocoPhillips Co.	53,445	2,245,759
HollyFrontier Corp.	35,300	1,030,760
Phillips 66	3,400	244,460
Valero Energy Corp.	7,135	419,681
Total		4,908,359
Total Energy		4,908,359
Financials 10.4%
Banks 2.8%
Bank of America Corp.	29,600	703,000
Citigroup, Inc.	73,800	3,771,180
Citizens Financial Group, Inc.	23,500	593,140
Total		5,067,320
Capital Markets 4.9%
Bank of New York Mellon Corp. (The)	38,700	1,495,755
BlackRock, Inc.	550	299,249
Intercontinental Exchange, Inc.	31,600	2,894,560
Moody’s Corp.	575	157,970
S&P Global, Inc.	8,900	2,932,372
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
State Street Corp.	14,100	896,055
T. Rowe Price Group, Inc.	2,050	253,175
Total		8,929,136
Consumer Finance 0.7%
Synchrony Financial	55,700	1,234,312
Diversified Financial Services 0.1%
Voya Financial, Inc.	4,400	205,260
Insurance 1.9%
Allstate Corp. (The)	30,700	2,977,593
MetLife, Inc.	9,900	361,548
Total		3,339,141
Total Financials		18,775,169
Health Care 14.5%
Biotechnology 2.7%
AbbVie, Inc.	16,330	1,603,279
Alexion Pharmaceuticals, Inc.(a)	9,390	1,053,934
BioMarin Pharmaceutical, Inc.(a)	8,150	1,005,221
Vertex Pharmaceuticals, Inc.(a)	4,525	1,313,653
Total		4,976,087
Health Care Equipment & Supplies 2.2%
Dentsply Sirona, Inc.	6,730	296,524
Hologic, Inc.(a)	3,000	171,000
Medtronic PLC	37,800	3,466,260
Total		3,933,784
Health Care Providers & Services 3.4%
Cardinal Health, Inc.	35,560	1,855,876
DaVita, Inc.(a)	23,800	1,883,532
Humana, Inc.	3,825	1,483,144
McKesson Corp.	6,280	963,478
Total		6,186,030
Pharmaceuticals 6.2%
Bristol-Myers Squibb Co.	39,500	2,322,600
Eli Lilly and Co.	1,600	262,688
Johnson & Johnson	24,250	3,410,277
Merck & Co., Inc.	48,400	3,742,772
Mylan NV(a)	90,600	1,456,848
Total		11,195,185
Total Health Care		26,291,086
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 7.5%
Aerospace & Defense 1.9%
Lockheed Martin Corp.	9,225	3,366,387
Airlines 0.8%
Southwest Airlines Co.	40,900	1,397,962
Electrical Equipment 2.0%
Eaton Corp. PLC	35,600	3,114,288
Rockwell Automation, Inc.	2,550	543,150
Total		3,657,438
Machinery 2.1%
Cummins, Inc.	15,100	2,616,226
Illinois Tool Works, Inc.	7,000	1,223,950
Total		3,840,176
Professional Services 0.2%
Robert Half International, Inc.	8,700	459,621
Road & Rail 0.5%
Norfolk Southern Corp.	4,700	825,179
Total Industrials		13,546,763
Information Technology 27.4%
Communications Equipment 2.5%
Cisco Systems, Inc.	95,515	4,454,819
IT Services 5.3%
MasterCard, Inc., Class A	16,775	4,960,368
VeriSign, Inc.(a)	15,405	3,186,216
Visa, Inc., Class A	7,900	1,526,043
Total		9,672,627
Semiconductors & Semiconductor Equipment 5.2%
Broadcom, Inc.	975	307,720
Intel Corp.	77,300	4,624,859
KLA Corp.	3,250	632,060
QUALCOMM, Inc.	43,100	3,931,151
Total		9,495,790

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 9.6%
Adobe, Inc.(a)	6,600	2,873,046
Autodesk, Inc.(a)	14,050	3,360,619
Fortinet, Inc.(a)	23,950	3,287,617
Microsoft Corp.	38,580	7,851,416
Total		17,372,698
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.(b)	22,545	8,224,416
HP, Inc.	24,100	420,063
Total		8,644,479
Total Information Technology		49,640,413
Materials 2.2%
Chemicals 1.6%
LyondellBasell Industries NV, Class A	42,900	2,819,388
Metals & Mining 0.6%
Nucor Corp.	27,200	1,126,352
Total Materials		3,945,740
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITS) 2.6%
American Tower Corp.	5,890	1,522,801
Equinix, Inc.	1,380	969,174
ProLogis, Inc.	13,800	1,287,954
SBA Communications Corp.	1,225	364,952
Vornado Realty Trust	12,700	485,267
Total		4,630,148
Total Real Estate		4,630,148
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.9%
Electric Utilities 2.5%
Entergy Corp.	11,250	1,055,362
Exelon Corp.	39,600	1,437,084
NRG Energy, Inc.	64,700	2,106,632
Total		4,599,078
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	22,500	326,025
Multi-Utilities 0.2%
Sempra Energy	2,300	269,629
Total Utilities		5,194,732
Total Common Stocks (Cost $150,646,947)		178,936,698

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(c),(d)	2,457,695	2,457,695
Total Money Market Funds (Cost $2,457,695)		2,457,695
Total Investments in Securities (Cost: $153,104,642)		181,394,393
Other Assets & Liabilities, Net		(407,296)
Net Assets		180,987,097

At June 30, 2020, securities and/or cash totaling $319,930 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	18	09/2020	USD	2,781,180	77,801	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	2,398,346	14,498,356	(14,439,033)	26	2,457,695	414	10,591	2,457,695
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	18,597,320	—	—	18,597,320
Consumer Discretionary	20,460,803	—	—	20,460,803
Consumer Staples	12,946,165	—	—	12,946,165
Energy	4,908,359	—	—	4,908,359
Financials	18,775,169	—	—	18,775,169
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Health Care	26,291,086	—	—	26,291,086
Industrials	13,546,763	—	—	13,546,763
Information Technology	49,640,413	—	—	49,640,413
Materials	3,945,740	—	—	3,945,740
Real Estate	4,630,148	—	—	4,630,148
Utilities	5,194,732	—	—	5,194,732
Total Common Stocks	178,936,698	—	—	178,936,698
Money Market Funds	2,457,695	—	—	2,457,695
Total Investments in Securities	181,394,393	—	—	181,394,393
Investments in Derivatives
Asset
Futures Contracts	77,801	—	—	77,801
Total	181,472,194	—	—	181,472,194
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $150,646,947)	$178,936,698
Affiliated issuers (cost $2,457,695)	2,457,695
Receivable for:
Dividends	279,509
Foreign tax reclaims	5,481
Variation margin for futures contracts	38,250
Expense reimbursement due from Investment Manager	210
Total assets	181,717,843
Liabilities
Payable for:
Capital shares purchased	666,363
Management services fees	1,955
Compensation of board members	39,319
Compensation of chief compliance officer	23
Other expenses	23,086
Total liabilities	730,746
Net assets applicable to outstanding capital stock	$180,987,097
Represented by
Trust capital	$180,987,097
Total - representing net assets applicable to outstanding capital stock	$180,987,097
Shares outstanding	7,502,084
Net asset value per share	24.12
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020	11

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,922,836
Dividends — affiliated issuers	10,591
Total income	1,933,427
Expenses:
Management services fees	354,198
Compensation of board members	4,673
Custodian fees	3,790
Printing and postage fees	8,100
Audit fees	14,669
Legal fees	4,671
Compensation of chief compliance officer	21
Other	3,353
Total expenses	393,475
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(39,214)
Total net expenses	354,261
Net investment income	1,579,166
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,600,294
Investments — affiliated issuers	414
Futures contracts	(87,978)
Net realized gain	1,512,730
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(8,716,385)
Investments — affiliated issuers	26
Futures contracts	26,673
Net change in unrealized appreciation (depreciation)	(8,689,686)
Net realized and unrealized loss	(7,176,956)
Net decrease in net assets resulting from operations	$(5,597,790)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$1,579,166	$3,210,277
Net realized gain	1,512,730	17,503,767
Net change in unrealized appreciation (depreciation)	(8,689,686)	21,895,304
Net increase (decrease) in net assets resulting from operations	(5,597,790)	42,609,348
Decrease in net assets from capital stock activity	(9,692,977)	(24,669,900)
Total increase (decrease) in net assets	(15,290,767)	17,939,448
Net assets at beginning of period	196,277,864	178,338,416
Net assets at end of period	$180,987,097	$196,277,864

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Subscriptions	7,194	146,760	20,175	477,629
Redemptions	(433,396)	(9,839,737)	(1,109,783)	(25,147,529)
Total net decrease	(426,202)	(9,692,977)	(1,089,608)	(24,669,900)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31,
		2019	2018	2017	2016	2015
Per share data
Net asset value, beginning of period	$24.76	$19.78	$20.45	$16.39	$15.12	$14.90
Income from investment operations:
Net investment income	0.20	0.38	0.36	0.38	0.31	0.29
Net realized and unrealized gain (loss)	(0.84)	4.60	(1.03)	3.68	0.96	(0.07)
Total from investment operations	(0.64)	4.98	(0.67)	4.06	1.27	0.22
Net asset value, end of period	$24.12	$24.76	$19.78	$20.45	$16.39	$15.12
Total return	(2.58)%	25.18%	(3.28)%	24.77%	8.40%	1.48%
Ratios to average net assets
Total gross expenses(a)	0.44%(b)	0.45%	0.44%	0.45%	0.45%	0.44%
Total net expenses(a),(c)	0.40%(b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.78%(b)	1.67%	1.67%	2.08%	2.01%	1.89%
Supplemental data
Portfolio turnover	34%	66%	73%	66%	76%	78%
Net assets, end of period (in thousands)	$180,987	$196,278	$178,338	$211,730	$191,013	$199,667

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Annualized.
(c)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Core Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B, issued by RiverSource Life Insurance Company (Participating Insurance Companies), and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you. The Fund is closed to new investors.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020	15

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
16	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	77,801*

Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(87,978)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	26,673
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	2,546,955

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.
18	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Federal income tax status
The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund’s income and losses. The components of the Fund’s net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, under which the Fund did not pay any fees to the Transfer Agent during the reporting period.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below as well as any reorganization costs allocated to the Fund) indefinitely, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.40% of the Fund’s average daily net assets.
Under the agreement governing this fee waiver and/or expense reimbursement arrangement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $60,719,336 and $68,572,391, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
20	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 8. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
22	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020	23

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
24	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020	25

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board observed that the Fund is closed to new investors. The Board considered that the Management Agreement provides for a unified fee that is already at a relatively low level that does not include pre-established breakpoints, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Core Equity Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Core Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6350 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Income Opportunities Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Income Opportunities Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Income Opportunities Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high total return through current income and capital appreciation.
Portfolio management
Brian Lavin, CFA
Lead Portfolio Manager
Managed Fund since 2004
Daniel DeYoung
Portfolio Manager
Managed Fund since 2019
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-4.06	0.71	4.15	6.33
Class 2	05/03/10	-4.22	0.44	3.88	6.09
Class 3	06/01/04	-4.04	0.57	4.02	6.21
ICE BofA BB-B US Cash Pay High Yield Constrained Index		-3.57	0.56	4.78	6.54
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The ICE BofA BB-B US Cash Pay High Yield Constrained Index is an unmanaged index of high-yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high-yield market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	0.0(a)
Convertible Bonds	0.0(a)
Corporate Bonds & Notes	96.6
Foreign Government Obligations	0.2
Money Market Funds	0.8
Senior Loans	2.4
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2020)
BBB rating	1.7
BB rating	51.6
B rating	42.6
CCC rating	3.6
Not rated	0.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	959.40	1,021.53	3.26	3.37	0.67
Class 2	1,000.00	1,000.00	957.80	1,020.29	4.48	4.62	0.92
Class 3	1,000.00	1,000.00	959.60	1,020.93	3.85	3.97	0.79
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Loral Space & Communications, Inc.	6	117
Ziff Davis Holdings, Inc.(a),(b),(c)	553	6
Total		123
Total Communication Services		123
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	362	39,465
Total Consumer Discretionary		39,465
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	4,151
Total Industrials		4,151
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,986)		43,739

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d)
Subordinated
06/12/2015	0.000%	296,350	—
Total Convertible Bonds (Cost $—)			—

Corporate Bonds & Notes 96.1%

Aerospace & Defense 1.9%
Moog, Inc.(e)
12/15/2027	4.250%	447,000	435,983
TransDigm, Inc.(e)
12/15/2025	8.000%	745,000	782,541
03/15/2026	6.250%	3,493,000	3,482,733
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
06/15/2026	6.375%	1,989,000	1,814,683
Total			6,515,940
Airlines 0.8%
Delta Air Lines, Inc.(e)
05/01/2025	7.000%	607,000	626,560
Delta Air Lines, Inc.
01/15/2026	7.375%	520,000	502,929
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(e),(f)
06/20/2027	6.500%	1,432,278	1,433,738
Total			2,563,227
Automotive 2.2%
Clarios Global LP(e)
05/15/2025	6.750%	311,000	323,691
Ford Motor Co.
04/21/2023	8.500%	271,000	286,530
04/22/2025	9.000%	600,000	648,634
04/22/2030	9.625%	81,000	96,015
Ford Motor Credit Co. LLC
11/02/2020	2.343%	472,000	472,051
03/18/2021	3.336%	1,627,000	1,610,672
10/12/2021	3.813%	562,000	556,859
03/18/2024	5.584%	1,146,000	1,157,364
11/01/2024	4.063%	400,000	381,181
06/16/2025	5.125%	512,000	512,135
IAA Spinco, Inc.(e)
06/15/2027	5.500%	179,000	185,050
IHO Verwaltungs GmbH(e),(g)
05/15/2029	6.375%	9,000	9,150
KAR Auction Services, Inc.(e)
06/01/2025	5.125%	751,000	739,000
Panther BF Aggregator 2 LP/Finance Co., Inc.(e)
05/15/2027	8.500%	511,000	514,231
Total			7,492,563
Banking 0.3%
Ally Financial, Inc.
05/01/2025	5.800%	930,000	1,037,970
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(e)
03/01/2028	6.250%	249,000	235,913
NFP Corp.(e)
05/15/2025	7.000%	229,000	240,450
Total			476,363
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 1.1%
American Builders & Contractors Supply Co., Inc.(e)
01/15/2028	4.000%	2,214,000	2,149,634
Beacon Roofing Supply, Inc.(e)
11/01/2025	4.875%	566,000	506,253
11/15/2026	4.500%	514,000	502,132
Core & Main LP(e)
08/15/2025	6.125%	210,000	209,065
James Hardie International Finance DAC(e)
01/15/2025	4.750%	308,000	313,370
Total			3,680,454
Cable and Satellite 9.4%
CCO Holdings LLC/Capital Corp.(e)
05/01/2027	5.125%	4,765,000	4,929,499
06/01/2029	5.375%	499,000	526,409
03/01/2030	4.750%	2,341,000	2,396,711
08/15/2030	4.500%	1,190,000	1,213,663
CSC Holdings LLC(e)
07/15/2023	5.375%	1,899,000	1,925,734
02/01/2028	5.375%	1,199,000	1,245,328
02/01/2029	6.500%	3,276,000	3,586,614
01/15/2030	5.750%	1,208,000	1,257,057
DISH DBS Corp.
11/15/2024	5.875%	1,443,000	1,435,852
07/01/2026	7.750%	2,877,000	3,048,972
DISH DBS Corp.(e),(f)
07/01/2028	7.375%	610,000	610,749
Sirius XM Radio, Inc.(e)
07/15/2024	4.625%	393,000	402,783
07/15/2026	5.375%	1,292,000	1,337,754
07/01/2030	4.125%	1,209,000	1,195,433
Virgin Media Finance PLC(e)
07/15/2030	5.000%	878,000	855,520
Virgin Media Secured Finance PLC(e)
05/15/2029	5.500%	1,559,000	1,633,114
Ziggo BV(e)
01/15/2027	5.500%	3,693,000	3,735,601
01/15/2030	4.875%	340,000	340,009
Total			31,676,802
Chemicals 3.4%
Angus Chemical Co.(e)
02/15/2023	8.750%	944,000	953,244
Axalta Coating Systems LLC(e)
08/15/2024	4.875%	653,000	660,980
Axalta Coating Systems LLC/Dutch Holding B BV(e)
06/15/2027	4.750%	707,000	710,752
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CF Industries, Inc.
03/15/2034	5.150%	261,000	279,379
03/15/2044	5.375%	129,000	139,639
Chemours Co. (The)
05/15/2027	5.375%	174,000	157,669
Illuminate Buyer LLC/Holdings IV, Inc.(e)
07/01/2028	9.000%	104,000	108,423
INEOS Group Holdings SA(e)
08/01/2024	5.625%	520,000	503,629
Innophos Holdings, Inc.(e)
02/15/2028	9.375%	417,000	409,993
Minerals Technologies, Inc.(e)
07/01/2028	5.000%	477,000	484,147
Platform Specialty Products Corp.(e)
12/01/2025	5.875%	2,124,000	2,147,332
PQ Corp.(e)
11/15/2022	6.750%	1,880,000	1,914,868
12/15/2025	5.750%	921,000	930,577
SPCM SA(e)
09/15/2025	4.875%	669,000	676,695
Starfruit Finco BV/US Holdco LLC(e)
10/01/2026	8.000%	777,000	798,440
WR Grace & Co-Conn(e)
06/15/2027	4.875%	714,000	723,235
Total			11,599,002
Construction Machinery 1.4%
H&E Equipment Services, Inc.
09/01/2025	5.625%	675,000	683,553
Herc Holdings, Inc.(e)
07/15/2027	5.500%	777,000	780,811
Ritchie Bros. Auctioneers, Inc.(e)
01/15/2025	5.375%	301,000	309,429
United Rentals North America, Inc.
09/15/2026	5.875%	1,636,000	1,714,157
12/15/2026	6.500%	934,000	980,888
07/15/2030	4.000%	315,000	304,992
Total			4,773,830
Consumer Cyclical Services 2.5%
APX Group, Inc.
12/01/2022	7.875%	2,681,000	2,666,384
11/01/2024	8.500%	2,530,000	2,477,898
ASGN, Inc.(e)
05/15/2028	4.625%	755,000	736,903
Expedia Group, Inc.(e)
05/01/2025	6.250%	123,000	130,675
05/01/2025	7.000%	61,000	63,887

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
frontdoor, Inc.(e)
08/15/2026	6.750%	330,000	351,060
Match Group, Inc.(e)
12/15/2027	5.000%	48,000	49,958
06/01/2028	4.625%	497,000	503,428
Staples, Inc.(e)
04/15/2026	7.500%	665,000	523,762
04/15/2027	10.750%	179,000	106,210
Uber Technologies, Inc.(e)
11/01/2023	7.500%	393,000	395,316
05/15/2025	7.500%	467,000	470,709
Total			8,476,190
Consumer Products 2.3%
CD&R Smokey Buyer, Inc.(e),(f)
07/15/2025	6.750%	496,000	516,437
Energizer Holdings, Inc.(e)
07/15/2026	6.375%	1,230,000	1,273,048
01/15/2027	7.750%	679,000	725,382
Mattel, Inc.(e)
12/15/2027	5.875%	691,000	712,127
Mattel, Inc.
11/01/2041	5.450%	656,000	543,607
Newell Brands, Inc.
06/01/2025	4.875%	270,000	282,490
Prestige Brands, Inc.(e)
03/01/2024	6.375%	1,216,000	1,250,711
01/15/2028	5.125%	339,000	340,298
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	185,000	190,373
Spectrum Brands, Inc.
07/15/2025	5.750%	524,000	537,690
Valvoline, Inc.
08/15/2025	4.375%	795,000	801,102
Valvoline, Inc.(e)
08/15/2025	4.375%	240,000	241,425
02/15/2030	4.250%	525,000	514,736
Total			7,929,426
Diversified Manufacturing 1.4%
BWX Technologies, Inc.(e)
07/15/2026	5.375%	259,000	268,042
06/30/2028	4.125%	602,000	600,426
CFX Escrow Corp.(e)
02/15/2024	6.000%	282,000	290,873
02/15/2026	6.375%	247,000	258,115
MTS Systems Corp.(e)
08/15/2027	5.750%	182,000	167,882
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Resideo Funding, Inc.(e)
11/01/2026	6.125%	959,000	936,703
SPX FLOW, Inc.(e)
08/15/2024	5.625%	164,000	167,565
TriMas Corp.(e)
10/15/2025	4.875%	126,000	126,344
WESCO Distribution, Inc.
06/15/2024	5.375%	501,000	501,152
WESCO Distribution, Inc.(e)
06/15/2025	7.125%	815,000	859,222
06/15/2028	7.250%	630,000	667,716
Total			4,844,040
Electric 4.3%
AES Corp. (The)
09/01/2027	5.125%	1,218,000	1,264,200
Calpine Corp.(e)
06/01/2026	5.250%	542,000	547,359
02/15/2028	4.500%	758,000	744,367
Clearway Energy Operating LLC
10/15/2025	5.750%	331,000	343,319
09/15/2026	5.000%	519,000	530,884
Clearway Energy Operating LLC(e)
03/15/2028	4.750%	507,000	516,466
NextEra Energy Operating Partners LP(e)
07/15/2024	4.250%	984,000	990,334
10/15/2026	3.875%	678,000	678,165
09/15/2027	4.500%	2,127,000	2,224,899
NRG Energy, Inc.
01/15/2027	6.625%	1,172,000	1,227,599
NRG Energy, Inc.(e)
06/15/2029	5.250%	975,000	1,026,549
Pattern Energy Group, Inc.(e)
02/01/2024	5.875%	963,000	968,370
PG&E Corp.
07/01/2028	5.000%	580,000	579,788
07/01/2030	5.250%	436,000	438,426
TerraForm Power Operating LLC(e)
01/31/2028	5.000%	532,000	559,073
01/15/2030	4.750%	660,000	672,620
Vistra Operations Co. LLC(e)
02/15/2027	5.625%	671,000	688,503
07/31/2027	5.000%	676,000	683,028
Total			14,683,949
Environmental 0.4%
Clean Harbors, Inc.(e)
07/15/2027	4.875%	259,000	266,082
07/15/2029	5.125%	181,000	187,589

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental, Inc.(e)
06/01/2025	4.250%	378,000	380,921
12/15/2026	5.125%	412,000	425,322
Total			1,259,914
Finance Companies 2.5%
Alliance Data Systems Corp.(e)
12/15/2024	4.750%	185,000	166,279
Global Aircraft Leasing Co., Ltd.(e),(g)
09/15/2024	6.500%	697,000	492,121
Navient Corp.
03/25/2021	5.875%	223,000	219,142
06/15/2022	6.500%	1,023,000	1,004,848
10/25/2024	5.875%	673,000	632,344
Provident Funding Associates LP/Finance Corp.(e)
06/15/2025	6.375%	1,323,000	1,250,305
Quicken Loans, Inc.(e)
05/01/2025	5.750%	2,330,000	2,383,296
Springleaf Finance Corp.
03/15/2023	5.625%	1,072,000	1,083,886
03/15/2024	6.125%	978,000	992,688
06/01/2025	8.875%	292,000	312,061
Total			8,536,970
Food and Beverage 3.6%
Aramark Services, Inc.(e)
05/01/2025	6.375%	260,000	268,460
FAGE International SA/USA Dairy Industry, Inc.(e)
08/15/2026	5.625%	1,074,000	1,030,054
Kraft Heinz Foods Co.(e)
05/15/2027	3.875%	1,069,000	1,117,005
Kraft Heinz Foods Co. (The)
06/04/2042	5.000%	763,000	795,883
07/15/2045	5.200%	516,000	559,113
06/01/2046	4.375%	1,109,000	1,088,086
Kraft Heinz Foods Co. (The)(e)
10/01/2049	4.875%	712,000	737,507
Lamb Weston Holdings, Inc.(e)
11/01/2024	4.625%	352,000	365,136
11/01/2026	4.875%	620,000	642,548
05/15/2028	4.875%	314,000	332,485
Performance Food Group, Inc.(e)
05/01/2025	6.875%	185,000	192,997
10/15/2027	5.500%	333,000	321,353
Pilgrim’s Pride Corp.(e)
03/15/2025	5.750%	185,000	184,440
09/30/2027	5.875%	660,000	660,395
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(e)
03/01/2027	5.750%	1,807,000	1,863,703
01/15/2028	5.625%	431,000	445,084
04/15/2030	4.625%	1,626,000	1,594,258
Total			12,198,507
Gaming 4.2%
Boyd Gaming Corp.(e)
06/01/2025	8.625%	258,000	269,727
12/01/2027	4.750%	688,000	591,719
Boyd Gaming Corp.
08/15/2026	6.000%	481,000	451,929
Caesars Resort Collection LLC/CRC Finco, Inc.(e)
10/15/2025	5.250%	550,000	478,615
Colt Merger Sub, Inc.(e),(f)
07/01/2025	5.750%	261,000	262,386
07/01/2025	6.250%	1,088,000	1,084,264
Eldorado Resorts, Inc.
04/01/2025	6.000%	944,000	986,857
09/15/2026	6.000%	569,000	628,907
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	796,000	850,458
International Game Technology PLC(e)
02/15/2025	6.500%	1,074,000	1,097,199
01/15/2029	5.250%	515,000	502,840
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(e)
06/15/2025	4.625%	440,000	431,663
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	383,000	377,211
02/01/2027	5.750%	721,000	745,871
01/15/2028	4.500%	533,000	517,088
Scientific Games International, Inc.(e)
10/15/2025	5.000%	1,246,000	1,155,396
03/15/2026	8.250%	417,000	373,886
05/15/2028	7.000%	388,000	309,779
11/15/2029	7.250%	388,000	311,321
Stars Group Holdings BV/Co-Borrower LLC(e)
07/15/2026	7.000%	484,000	510,520
VICI Properties LP/Note Co., Inc.(e)
12/01/2026	4.250%	569,000	546,679
02/15/2027	3.750%	330,000	309,768
12/01/2029	4.625%	455,000	446,067
Wynn Las Vegas LLC/Capital Corp.(e)
03/01/2025	5.500%	773,000	710,266
Wynn Resorts Finance LLC/Capital Corp.(e)
04/15/2025	7.750%	173,000	174,273
Total			14,124,689

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 6.3%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	101,000	101,020
03/01/2024	6.500%	1,063,000	1,080,710
Acadia Healthcare Co., Inc.(e)
07/01/2028	5.500%	151,000	152,147
Avantor, Inc.(e)
10/01/2024	6.000%	335,000	349,203
10/01/2025	9.000%	424,000	455,527
Change Healthcare Holdings LLC/Finance, Inc.(e)
03/01/2025	5.750%	1,402,000	1,384,200
Charles River Laboratories International, Inc.(e)
04/01/2026	5.500%	321,000	335,858
05/01/2028	4.250%	251,000	250,851
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	787,000	740,723
CHS/Community Health Systems, Inc.(e)
02/15/2025	6.625%	810,000	772,420
Encompass Health Corp.
02/01/2028	4.500%	553,000	530,567
02/01/2030	4.750%	247,000	236,890
HCA, Inc.
09/01/2028	5.625%	2,707,000	3,018,963
02/01/2029	5.875%	503,000	568,677
09/01/2030	3.500%	824,000	789,875
Hill-Rom Holdings, Inc.(e)
02/15/2025	5.000%	527,000	544,921
Hologic, Inc.(e)
10/15/2025	4.375%	973,000	984,132
02/01/2028	4.625%	290,000	302,743
IQVIA, Inc.(e)
05/15/2027	5.000%	669,000	682,299
Select Medical Corp.(e)
08/15/2026	6.250%	1,033,000	1,044,247
Teleflex, Inc.
06/01/2026	4.875%	368,000	379,009
11/15/2027	4.625%	599,000	629,811
Teleflex, Inc.(e)
06/01/2028	4.250%	246,000	252,548
Tenet Healthcare Corp.(e)
04/01/2025	7.500%	924,000	982,448
01/01/2026	4.875%	1,205,000	1,180,772
11/01/2027	5.125%	3,237,000	3,202,227
06/15/2028	4.625%	240,000	233,902
Total			21,186,690
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 1.5%
Centene Corp.(e)
08/15/2026	5.375%	854,000	888,554
Centene Corp.
12/15/2027	4.250%	1,348,000	1,390,464
12/15/2029	4.625%	1,752,000	1,848,538
02/15/2030	3.375%	1,064,000	1,073,534
Total			5,201,090
Home Construction 1.6%
KB Home
11/15/2029	4.800%	1,105,000	1,085,036
Lennar Corp.
06/01/2026	5.250%	656,000	711,083
06/15/2027	5.000%	739,000	798,189
Meritage Homes Corp.
04/01/2022	7.000%	491,000	519,843
Shea Homes LP/Funding Corp.(e)
02/15/2028	4.750%	394,000	372,759
Taylor Morrison Communities, Inc.(e)
01/15/2028	5.750%	520,000	538,802
Taylor Morrison Communities, Inc./Holdings II(e)
04/15/2023	5.875%	824,000	848,215
TRI Pointe Group, Inc.
06/15/2028	5.700%	168,000	171,719
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	339,000	349,970
Total			5,395,616
Independent Energy 6.8%
Callon Petroleum Co.
10/01/2024	6.125%	296,000	110,854
07/01/2026	6.375%	2,061,000	683,726
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	109,000	41,466
Continental Resources, Inc.
04/15/2023	4.500%	170,000	162,718
01/15/2028	4.375%	198,000	174,816
CrownRock LP/Finance, Inc.(e)
10/15/2025	5.625%	1,813,000	1,625,796
Endeavor Energy Resources LP/Finance, Inc.(e)
07/15/2025	6.625%	265,000	267,054
01/30/2026	5.500%	227,000	217,879
01/30/2028	5.750%	681,000	656,176
EQT Corp.
10/01/2027	3.900%	388,000	315,482
02/01/2030	7.000%	173,000	178,122

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(e)
10/01/2025	5.750%	838,000	696,692
11/01/2028	6.250%	680,000	540,277
Jagged Peak Energy LLC
05/01/2026	5.875%	688,000	670,226
Matador Resources Co.
09/15/2026	5.875%	1,990,000	1,476,190
Occidental Petroleum Corp.
08/15/2022	2.700%	490,000	456,203
08/15/2024	2.900%	4,569,000	3,904,673
04/15/2026	3.400%	1,237,000	1,012,221
08/15/2026	3.200%	294,000	239,225
08/15/2029	3.500%	648,000	474,253
04/15/2046	4.400%	1,907,000	1,330,778
08/15/2049	4.400%	537,000	370,688
Parsley Energy LLC/Finance Corp.(e)
10/15/2027	5.625%	1,945,000	1,916,253
02/15/2028	4.125%	656,000	594,237
QEP Resources, Inc.
03/01/2026	5.625%	693,000	438,197
SM Energy Co.
06/01/2025	5.625%	268,000	142,053
09/15/2026	6.750%	1,032,000	523,207
01/15/2027	6.625%	983,000	485,508
WPX Energy, Inc.
09/15/2024	5.250%	1,117,000	1,104,003
01/15/2030	4.500%	2,480,000	2,182,145
Total			22,991,118
Integrated Energy 0.1%
Cenovus Energy, Inc.
04/15/2027	4.250%	452,000	409,215
Leisure 0.9%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(e)
05/01/2025	5.500%	677,000	679,773
Cinemark USA, Inc.(e)
05/01/2025	8.750%	486,000	509,261
Live Nation Entertainment, Inc.(e)
11/01/2024	4.875%	557,000	501,628
05/15/2027	6.500%	738,000	760,269
Six Flags Theme Parks, Inc.(e)
07/01/2025	7.000%	337,000	349,825
Viking Cruises Ltd.(e)
05/15/2025	13.000%	171,000	179,575
VOC Escrow Ltd.(e)
02/15/2028	5.000%	191,000	143,819
Total			3,124,150
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.4%
Hilton Domestic Operating Co., Inc.(e)
05/01/2025	5.375%	339,000	337,583
05/01/2028	5.750%	373,000	377,993
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	672,000	668,988
Total			1,384,564
Media and Entertainment 3.9%
Clear Channel Worldwide Holdings, Inc.(e)
08/15/2027	5.125%	1,685,000	1,618,264
Diamond Sports Group LLC/Finance Co.(e)
08/15/2026	5.375%	1,084,000	783,511
iHeartCommunications, Inc.
05/01/2026	6.375%	471,595	469,859
iHeartCommunications, Inc.(e)
08/15/2027	5.250%	1,011,000	968,542
01/15/2028	4.750%	1,251,000	1,155,818
Lamar Media Corp.(e)
02/15/2028	3.750%	343,000	324,996
01/15/2029	4.875%	707,000	714,603
Netflix, Inc.
04/15/2028	4.875%	1,364,000	1,455,433
11/15/2028	5.875%	1,450,000	1,649,969
05/15/2029	6.375%	92,000	107,193
Netflix, Inc.(e)
11/15/2029	5.375%	533,000	583,855
06/15/2030	4.875%	761,000	815,840
Outfront Media Capital LLC/Corp.(e)
08/15/2027	5.000%	424,000	382,705
03/15/2030	4.625%	891,000	814,101
TEGNA, Inc.(e)
09/15/2029	5.000%	745,000	697,657
Twitter, Inc.(e)
12/15/2027	3.875%	506,000	506,113
Total			13,048,459
Metals and Mining 4.0%
Alcoa Nederland Holding BV(e)
09/30/2024	6.750%	443,000	454,418
09/30/2026	7.000%	298,000	308,540
Big River Steel LLC/Finance Corp.(e)
09/01/2025	7.250%	430,000	401,577
Constellium NV(e)
02/15/2026	5.875%	2,189,000	2,193,632
Constellium SE(e)
06/15/2028	5.625%	334,000	327,777

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
09/01/2029	5.250%	867,000	886,962
03/15/2043	5.450%	2,398,000	2,357,182
HudBay Minerals, Inc.(e)
01/15/2023	7.250%	956,000	942,529
01/15/2025	7.625%	1,927,000	1,841,675
Novelis Corp.(e)
09/30/2026	5.875%	1,796,000	1,793,494
01/30/2030	4.750%	1,052,000	1,005,005
Steel Dynamics, Inc.
04/15/2023	5.250%	1,126,000	1,135,853
Total			13,648,644
Midstream 5.3%
Cheniere Energy Partners LP
10/01/2026	5.625%	659,000	654,054
DCP Midstream Operating LP
04/01/2044	5.600%	2,548,000	2,049,304
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	746,000	682,192
EQM Midstream Partners LP(e)
07/01/2025	6.000%	407,000	412,206
07/01/2027	6.500%	387,000	396,354
Genesis Energy LP/Finance Corp.
06/15/2024	5.625%	255,000	224,074
10/01/2025	6.500%	100,000	85,891
02/01/2028	7.750%	417,000	366,960
Holly Energy Partners LP/Finance Corp.(e)
02/01/2028	5.000%	871,000	829,720
Northwest Pipeline LLC
12/01/2025	7.125%	150,000	164,492
NuStar Logistics LP
06/01/2026	6.000%	430,000	413,426
04/28/2027	5.625%	838,000	809,859
Rockies Express Pipeline LLC(e)
07/15/2029	4.950%	1,402,000	1,306,310
Rockpoint Gas Storage Canada Ltd.(e)
03/31/2023	7.000%	1,006,000	924,716
Sunoco LP/Finance Corp.
01/15/2023	4.875%	349,000	347,631
02/15/2026	5.500%	930,000	903,290
Tallgrass Energy Partners LP/Finance Corp.(e)
03/01/2027	6.000%	621,000	552,695
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	996,000	960,922
01/15/2028	5.000%	1,343,000	1,262,378
Targa Resources Partners LP/Finance Corp.(e)
03/01/2030	5.500%	1,507,000	1,450,698
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	945,520
Western Midstream Operating LP
02/01/2030	4.050%	2,450,000	2,356,666
Total			18,099,358
Oil Field Services 0.9%
Apergy Corp.
05/01/2026	6.375%	569,000	528,331
Archrock Partners LP/Finance Corp.(e)
04/01/2028	6.250%	468,000	430,938
Nabors Industries Ltd.(e)
01/15/2028	7.500%	1,296,000	800,397
Transocean Sentry Ltd.(e)
05/15/2023	5.375%	1,035,000	874,575
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	276,000	263,172
Total			2,897,413
Other Financial Institutions 0.1%
Vertical US Newco, Inc.(e),(f)
07/15/2027	5.250%	282,000	282,000
Other Industry 0.1%
Hillenbrand, Inc.
06/15/2025	5.750%	163,000	168,697
Other REIT 0.3%
Ladder Capital Finance Holdings LLLP/Corp.(e)
10/01/2025	5.250%	1,008,000	868,085
Packaging 2.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(e)
04/30/2025	5.250%	399,000	409,957
08/15/2026	4.125%	640,000	629,420
08/15/2027	5.250%	614,000	602,503
Berry Global Escrow Corp.(e)
07/15/2026	4.875%	614,000	619,900
Berry Global, Inc.
07/15/2023	5.125%	1,480,000	1,488,817
BWAY Holding Co.(e)
04/15/2024	5.500%	1,005,000	988,062
Reynolds Group Issuer, Inc./LLC(e)
07/15/2023	5.125%	1,437,000	1,444,101
Trivium Packaging Finance BV(e)
08/15/2026	5.500%	1,304,000	1,324,781
Total			7,507,541

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.9%
Bausch Health Companies, Inc.(e)
03/15/2024	7.000%	225,000	233,328
04/15/2025	6.125%	656,000	664,655
11/01/2025	5.500%	673,000	689,631
12/15/2025	9.000%	803,000	865,974
04/01/2026	9.250%	1,860,000	2,016,353
01/31/2027	8.500%	951,000	1,014,063
01/15/2028	7.000%	178,000	183,564
01/30/2028	5.000%	475,000	447,587
02/15/2029	6.250%	882,000	886,913
01/30/2030	5.250%	474,000	449,171
Catalent Pharma Solutions, Inc.(e)
01/15/2026	4.875%	569,000	580,221
07/15/2027	5.000%	187,000	194,237
Jaguar Holding Co. II/PPD Development LP(e)
06/15/2025	4.625%	338,000	343,675
06/15/2028	5.000%	311,000	318,320
Par Pharmaceutical, Inc.(e)
04/01/2027	7.500%	880,000	902,663
Total			9,790,355
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(d),(e)
12/01/2097	0.000%	30,000	0
Lumbermens Mutual Casualty Co.(d)
Subordinated
07/01/2026	0.000%	645,000	7
Total			7
Restaurants 1.7%
1011778 BC ULC/New Red Finance, Inc.(e)
04/15/2025	5.750%	596,000	626,351
10/15/2025	5.000%	2,125,000	2,112,817
01/15/2028	3.875%	768,000	745,023
IRB Holding Corp.(e)
06/15/2025	7.000%	1,723,000	1,774,406
Yum! Brands, Inc.(e)
04/01/2025	7.750%	116,000	125,102
01/15/2030	4.750%	393,000	401,603
Total			5,785,302
Retailers 1.0%
Burlington Coat Factory Warehouse Corp.(e)
04/15/2025	6.250%	124,000	129,260
L Brands, Inc.(e)
07/01/2025	6.875%	414,000	427,734
07/01/2025	9.375%	167,000	167,221
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
02/01/2028	5.250%	369,000	291,682
06/15/2029	7.500%	244,000	214,452
11/01/2035	6.875%	589,000	491,109
Nordstrom, Inc.(e)
05/15/2025	8.750%	154,000	165,601
PetSmart, Inc.(e)
06/01/2025	5.875%	1,419,000	1,423,992
Total			3,311,051
Supermarkets 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	514,000	524,999
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(e)
03/15/2026	7.500%	401,000	434,411
02/15/2028	5.875%	472,000	486,894
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(e)
01/15/2027	4.625%	946,000	945,948
02/15/2030	4.875%	395,000	405,595
Total			2,797,847
Technology 4.7%
Boxer Parent Co., Inc.(e)
10/02/2025	7.125%	233,000	244,287
Camelot Finance SA(e)
11/01/2026	4.500%	505,000	505,000
CDK Global, Inc.
06/01/2027	4.875%	506,000	518,976
CommScope Technologies LLC(e)
06/15/2025	6.000%	841,000	811,338
Gartner, Inc.(e)
04/01/2025	5.125%	1,146,000	1,173,247
07/01/2028	4.500%	701,000	708,094
Iron Mountain, Inc.
08/15/2024	5.750%	1,023,000	1,032,800
Iron Mountain, Inc.(e)
07/15/2028	5.000%	482,000	472,263
09/15/2029	4.875%	342,000	332,365
07/15/2030	5.250%	866,000	853,012
Microchip Technology, Inc.(e)
09/01/2025	4.250%	669,000	672,113
MSCI, Inc.(e)
08/01/2026	4.750%	566,000	586,964
NCR Corp.
07/15/2022	5.000%	1,139,000	1,136,695
12/15/2023	6.375%	1,152,000	1,172,038
NCR Corp.(e)
04/15/2025	8.125%	494,000	523,800

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plantronics, Inc.(e)
05/31/2023	5.500%	1,283,000	1,123,479
PTC, Inc.(e)
02/15/2025	3.625%	182,000	180,465
02/15/2028	4.000%	262,000	260,139
Qualitytech LP/QTS Finance Corp.(e)
11/15/2025	4.750%	1,403,000	1,438,155
Refinitiv US Holdings, Inc.(e)
05/15/2026	6.250%	240,000	254,358
11/15/2026	8.250%	321,000	347,459
Sabre GLBL, Inc.(e)
04/15/2025	9.250%	134,000	141,084
Sensata Technologies, Inc.(e)
02/15/2030	4.375%	242,000	239,478
Tempo Acquisition LLC/Finance Corp.(e)
06/01/2025	5.750%	377,000	387,499
VeriSign, Inc.
07/15/2027	4.750%	617,000	648,540
Total			15,763,648
Transportation Services 0.7%
Hertz Corp. (The)(d),(e)
06/01/2022	0.000%	1,430,000	1,078,327
10/15/2024	0.000%	441,000	137,234
08/01/2026	0.000%	575,000	179,476
01/15/2028	0.000%	1,794,000	560,134
XPO Logistics, Inc.(e)
06/15/2022	6.500%	488,000	488,608
Total			2,443,779
Wireless 5.2%
Altice France SA(e)
05/01/2026	7.375%	2,749,000	2,862,142
02/01/2027	8.125%	817,000	895,323
01/15/2028	5.500%	977,000	987,341
SBA Communications Corp.
09/01/2024	4.875%	2,648,000	2,710,827
SBA Communications Corp.(e)
02/15/2027	3.875%	922,000	919,059
Sprint Capital Corp.
11/15/2028	6.875%	1,966,000	2,397,790
03/15/2032	8.750%	393,000	562,111
Sprint Corp.
03/01/2026	7.625%	1,214,000	1,433,846
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	3,159,000	3,305,004
02/01/2026	4.500%	603,000	610,127
02/01/2028	4.750%	992,000	1,047,874
Total			17,731,444
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 2.9%
CenturyLink, Inc.
06/15/2021	6.450%	483,000	493,914
03/15/2022	5.800%	816,000	838,451
04/01/2024	7.500%	2,196,000	2,415,360
CenturyLink, Inc.(e)
12/15/2026	5.125%	2,111,000	2,108,074
02/15/2027	4.000%	389,000	377,703
Front Range BidCo, Inc.(e)
03/01/2027	4.000%	2,244,000	2,133,971
Level 3 Financing, Inc.(e)
07/01/2028	4.250%	1,218,000	1,216,785
Telecom Italia Capital SA
09/30/2034	6.000%	335,000	364,420
Total			9,948,678
Total Corporate Bonds & Notes (Cost $330,057,418)			325,654,587

Foreign Government Obligations(h) 0.2%

Canada 0.2%
NOVA Chemicals Corp.(e)
06/01/2027	5.250%	780,000	686,260
Total Foreign Government Obligations (Cost $798,929)			686,260

Senior Loans 2.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/01/2025	3.685%	1,322,652	1,279,943
Finance Companies 0.3%
Ellie Mae, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	4.058%	943,867	912,248
Food and Beverage 0.3%
BellRing Brands LLC(i),(j)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	1,044,225	1,037,051

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Froneri International Ltd.(i),(j)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.928%	140,000	132,650
Total			1,169,701
Metals and Mining 0.4%
Big River Steel LLC(i),(j)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.000%	1,628,977	1,527,166
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(i),(j)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	1,018,970	938,542
Technology 0.7%
Ascend Learning LLC(i),(j)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	744,004	706,343
Project Alpha Intermediate Holding, Inc.(i),(j)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	563,020	541,907
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Ultimate Software Group, Inc. (The)(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.928%	418,835	405,080
Ultimate Software Group, Inc. (The)(i),(j),(k)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 05/04/2026		668,000	658,922
Total			2,312,252
Total Senior Loans (Cost $8,447,018)			8,139,852

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(l),(m)	2,642,872	2,642,872
Total Money Market Funds (Cost $2,642,961)		2,642,872
Total Investments in Securities (Cost: $342,278,312)		337,167,310
Other Assets & Liabilities, Net		1,817,812
Net Assets		338,985,122

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2020, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2020, the total value of these securities amounted to $1,955,178, which represents 0.58% of total net assets.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $206,358,712, which represents 60.88% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	The stated interest rate represents the weighted average interest rate at June 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Variable rate security. The interest rate shown was the current rate as of June 30, 2020.
(k)	Represents a security purchased on a forward commitment basis.
(l)	The rate shown is the seven-day current annualized yield at June 30, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	23,523,533	44,125,453	(65,006,523)	409	2,642,872	(3,259)	96,269	2,642,872
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	117	—	6	123
Consumer Discretionary	39,465	—	—	39,465
Industrials	4,151	—	—	4,151
Utilities	—	—	0*	0*
Total Common Stocks	43,733	—	6	43,739
Convertible Bonds	—	—	0*	0*
Corporate Bonds & Notes	—	325,654,587	—	325,654,587
Foreign Government Obligations	—	686,260	—	686,260
Senior Loans	—	8,139,852	—	8,139,852
Money Market Funds	2,642,872	—	—	2,642,872
Total Investments in Securities	2,686,605	334,480,699	6	337,167,310

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	17

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $339,635,351)	$334,524,438
Affiliated issuers (cost $2,642,961)	2,642,872
Cash	79,917
Receivable for:
Investments sold	1,893,350
Capital shares sold	182,003
Dividends	2,054
Interest	5,060,801
Foreign tax reclaims	2,025
Expense reimbursement due from Investment Manager	514
Total assets	344,387,974
Liabilities
Payable for:
Investments purchased	226,124
Investments purchased on a delayed delivery basis	4,827,001
Capital shares purchased	133,320
Management services fees	6,067
Distribution and/or service fees	670
Service fees	14,886
Compensation of board members	152,983
Compensation of chief compliance officer	39
Other expenses	41,762
Total liabilities	5,402,852
Net assets applicable to outstanding capital stock	$338,985,122
Represented by
Paid in capital	329,818,560
Total distributable earnings (loss)	9,166,562
Total - representing net assets applicable to outstanding capital stock	$338,985,122
Class 1
Net assets	$176,527,391
Shares outstanding	24,082,160
Net asset value per share	$7.33
Class 2
Net assets	$33,817,416
Shares outstanding	4,648,830
Net asset value per share	$7.27
Class 3
Net assets	$128,640,315
Shares outstanding	17,459,863
Net asset value per share	$7.37
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$503
Dividends — affiliated issuers	96,269
Interest	9,254,037
Total income	9,350,809
Expenses:
Management services fees	1,114,768
Distribution and/or service fees
Class 2	43,232
Class 3	83,369
Service fees	64,789
Compensation of board members	(234)
Custodian fees	5,078
Printing and postage fees	21,141
Audit fees	14,669
Legal fees	5,509
Compensation of chief compliance officer	39
Other	3,638
Total expenses	1,355,998
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(91,382)
Total net expenses	1,264,616
Net investment income	8,086,193
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,508,484)
Investments — affiliated issuers	(3,259)
Swap contracts	(1,973,447)
Net realized loss	(4,485,190)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(18,584,379)
Investments — affiliated issuers	409
Swap contracts	(402,166)
Net change in unrealized appreciation (depreciation)	(18,986,136)
Net realized and unrealized loss	(23,471,326)
Net decrease in net assets resulting from operations	$(15,385,133)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	19

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$8,086,193	$16,413,739
Net realized loss	(4,485,190)	(652,028)
Net change in unrealized appreciation (depreciation)	(18,986,136)	35,502,387
Net increase (decrease) in net assets resulting from operations	(15,385,133)	51,264,098
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(8,172,392)
Class 2	—	(1,681,997)
Class 3	—	(7,422,277)
Total distributions to shareholders	—	(17,276,666)
Increase (decrease) in net assets from capital stock activity	(9,089,859)	12,145,581
Total increase (decrease) in net assets	(24,474,992)	46,133,013
Net assets at beginning of period	363,460,114	317,327,101
Net assets at end of period	$338,985,122	$363,460,114

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,285,060	9,274,103	2,701,096	20,026,398
Distributions reinvested	—	—	1,124,025	8,172,392
Redemptions	(523,681)	(3,687,625)	(520,315)	(3,850,430)
Net increase	761,379	5,586,478	3,304,806	24,348,360
Class 2
Subscriptions	223,012	1,601,931	566,234	4,172,131
Distributions reinvested	—	—	232,299	1,681,997
Redemptions	(569,438)	(4,025,363)	(590,817)	(4,328,736)
Net increase (decrease)	(346,426)	(2,423,432)	207,716	1,525,392
Class 3
Subscriptions	125,969	963,954	259,463	1,944,534
Distributions reinvested	—	—	1,013,885	7,422,277
Redemptions	(1,850,649)	(13,216,859)	(3,105,884)	(23,094,982)
Net decrease	(1,724,680)	(12,252,905)	(1,832,536)	(13,728,171)
Total net increase (decrease)	(1,309,727)	(9,089,859)	1,679,986	12,145,581
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$7.64	0.17	(0.48)	(0.31)	—	—	—
Year Ended 12/31/2019	$6.91	0.36	0.76	1.12	(0.39)	—	(0.39)
Year Ended 12/31/2018	$7.56	0.37	(0.65)	(0.28)	(0.37)	—	(0.37)
Year Ended 12/31/2017	$7.56	0.35	0.14	0.49	(0.49)	—	(0.49)
Year Ended 12/31/2016	$8.07	0.40	0.41	0.81	(0.93)	(0.39)	(1.32)
Year Ended 12/31/2015	$9.06	0.43	(0.49)	(0.06)	(0.85)	(0.08)	(0.93)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$7.59	0.16	(0.48)	(0.32)	—	—	—
Year Ended 12/31/2019	$6.87	0.34	0.75	1.09	(0.37)	—	(0.37)
Year Ended 12/31/2018	$7.51	0.35	(0.64)	(0.29)	(0.35)	—	(0.35)
Year Ended 12/31/2017	$7.52	0.33	0.13	0.46	(0.47)	—	(0.47)
Year Ended 12/31/2016	$8.02	0.38	0.42	0.80	(0.91)	(0.39)	(1.30)
Year Ended 12/31/2015	$9.01	0.40	(0.47)	(0.07)	(0.84)	(0.08)	(0.92)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$7.68	0.17	(0.48)	(0.31)	—	—	—
Year Ended 12/31/2019	$6.95	0.35	0.76	1.11	(0.38)	—	(0.38)
Year Ended 12/31/2018	$7.60	0.36	(0.65)	(0.29)	(0.36)	—	(0.36)
Year Ended 12/31/2017	$7.60	0.35	0.13	0.48	(0.48)	—	(0.48)
Year Ended 12/31/2016	$8.10	0.38	0.43	0.81	(0.92)	(0.39)	(1.31)
Year Ended 12/31/2015	$9.08	0.42	(0.48)	(0.06)	(0.84)	(0.08)	(0.92)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$7.33	(4.06%)	0.72%(c)	0.67%(c)	4.84%(c)	30%	$176,527
Year Ended 12/31/2019	$7.64	16.47%	0.75%	0.69%	4.83%	58%	$178,149
Year Ended 12/31/2018	$6.91	(3.75%)	0.74%	0.73%	5.05%	42%	$138,357
Year Ended 12/31/2017	$7.56	6.56%	0.76%	0.76%	4.66%	50%	$132,262
Year Ended 12/31/2016	$7.56	10.93%	0.74%	0.74%	4.99%	48%	$112,544
Year Ended 12/31/2015	$8.07	(1.00%)	0.73%	0.72%	4.85%	52%	$328,741
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$7.27	(4.22%)	0.97%(c)	0.92%(c)	4.58%(c)	30%	$33,817
Year Ended 12/31/2019	$7.59	16.12%	1.00%	0.94%	4.59%	58%	$37,916
Year Ended 12/31/2018	$6.87	(3.90%)	0.99%	0.98%	4.79%	42%	$32,893
Year Ended 12/31/2017	$7.51	6.20%	1.01%	1.01%	4.41%	50%	$36,579
Year Ended 12/31/2016	$7.52	10.80%	0.98%	0.98%	4.72%	48%	$33,095
Year Ended 12/31/2015	$8.02	(1.21%)	0.99%	0.98%	4.62%	52%	$111,563
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$7.37	(4.04%)	0.85%(c)	0.79%(c)	4.70%(c)	30%	$128,640
Year Ended 12/31/2019	$7.68	16.23%	0.87%	0.81%	4.72%	58%	$147,395
Year Ended 12/31/2018	$6.95	(3.86%)	0.87%	0.85%	4.90%	42%	$146,078
Year Ended 12/31/2017	$7.60	6.39%	0.88%	0.88%	4.55%	50%	$199,852
Year Ended 12/31/2016	$7.60	10.86%	0.87%	0.87%	4.86%	48%	$224,303
Year Ended 12/31/2015	$8.10	(1.02%)	0.86%	0.85%	4.74%	52%	$154,637
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	23

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Income Opportunities Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
24	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to manage cash. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount,
26	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Swap contracts ($)
Credit risk	(1,973,447)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Swap contracts ($)
Credit risk	(402,166)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Credit default swap contracts — sell protection	4,900,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
28	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.66% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
30	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2021
Class 1	0.67%
Class 2	0.92
Class 3	0.795
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
342,278,000	7,984,000	(13,095,000)	(5,111,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2019, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(1,973,820)	(3,358,902)	(5,332,722)
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $116,807,935 and $95,946,923, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
32	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain;
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	33

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 93.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
34	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	35

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Income Opportunities Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
36	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020	37

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
38	Columbia Variable Portfolio – Income Opportunities Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Income Opportunities Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6545 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Select Mid Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Mid Cap Value Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term growth of capital.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2018
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-20.13	-12.95	2.39	9.48
Class 2	05/03/10	-20.18	-13.13	2.15	9.24
Class 3	05/02/05	-20.16	-13.04	2.27	9.36
Russell Midcap Value Index		-18.09	-11.81	3.32	10.29
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Consumer Discretionary	10.0
Consumer Staples	6.7
Energy	3.9
Financials	17.0
Health Care	9.0
Industrials	14.8
Information Technology	12.0
Materials	7.6
Real Estate	9.7
Utilities	9.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	798.70	1,020.84	3.62	4.07	0.81
Class 2	1,000.00	1,000.00	798.20	1,019.59	4.74	5.32	1.06
Class 3	1,000.00	1,000.00	798.40	1,020.24	4.16	4.67	0.93
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Consumer Discretionary 9.9%
Hotels, Restaurants & Leisure 2.2%
Hyatt Hotels Corp., Class A	70,000	3,520,300
Penn National Gaming, Inc.(a)	75,000	2,290,500
Total		5,810,800
Household Durables 1.6%
D.R. Horton, Inc.	74,000	4,103,300
Multiline Retail 2.2%
Dollar Tree, Inc.(a)	61,370	5,687,771
Specialty Retail 3.9%
Burlington Stores, Inc.(a)	27,000	5,317,110
O’Reilly Automotive, Inc.(a)	11,000	4,638,370
Total		9,955,480
Total Consumer Discretionary		25,557,351
Consumer Staples 6.6%
Food & Staples Retailing 4.1%
Kroger Co. (The)	201,345	6,815,528
U.S. Foods Holding Corp.(a)	198,830	3,920,928
Total		10,736,456
Food Products 2.5%
Tyson Foods, Inc., Class A	107,300	6,406,883
Total Consumer Staples		17,143,339
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
Marathon Petroleum Corp.	102,425	3,828,647
Noble Energy, Inc.	354,653	3,177,691
WPX Energy, Inc.(a)	463,835	2,959,267
Total		9,965,605
Total Energy		9,965,605
Financials 16.7%
Banks 5.7%
Popular, Inc.	125,985	4,682,862
Regions Financial Corp.	492,205	5,473,320
SVB Financial Group(a)	21,550	4,644,672
Total		14,800,854
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 1.8%
Northern Trust Corp.	58,225	4,619,572
Consumer Finance 1.8%
Discover Financial Services	95,000	4,758,550
Diversified Financial Services 2.4%
Voya Financial, Inc.	131,625	6,140,306
Insurance 5.0%
Hanover Insurance Group, Inc. (The)	53,000	5,370,490
Lincoln National Corp.	82,812	3,046,653
Reinsurance Group of America, Inc.	56,500	4,431,860
Total		12,849,003
Total Financials		43,168,285
Health Care 8.9%
Health Care Equipment & Supplies 2.5%
Zimmer Biomet Holdings, Inc.	53,013	6,327,632
Health Care Providers & Services 4.0%
Centene Corp.(a)	70,360	4,471,378
Quest Diagnostics, Inc.	52,235	5,952,700
Total		10,424,078
Life Sciences Tools & Services 2.4%
Agilent Technologies, Inc.	69,680	6,157,622
Total Health Care		22,909,332
Industrials 14.6%
Aerospace & Defense 2.1%
L3 Harris Technologies, Inc.	32,037	5,435,718
Building Products 1.9%
Trane Technologies PLC	56,242	5,004,413
Electrical Equipment 3.5%
AMETEK, Inc.	99,390	8,882,484
Machinery 4.7%
Ingersoll Rand, Inc.(a)	231,039	6,496,817
ITT, Inc.	95,000	5,580,300
Total		12,077,117
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.4%
Norfolk Southern Corp.	35,315	6,200,254
Total Industrials		37,599,986
Information Technology 11.9%
Communications Equipment 1.9%
Motorola Solutions, Inc.	35,025	4,908,053
Electronic Equipment, Instruments & Components 2.0%
Corning, Inc.	200,000	5,180,000
IT Services 2.5%
CACI International, Inc., Class A(a)	15,000	3,253,200
Square, Inc., Class A(a)	30,000	3,148,200
Total		6,401,400
Semiconductors & Semiconductor Equipment 5.5%
Marvell Technology Group Ltd.	152,600	5,350,156
ON Semiconductor Corp.(a)	185,000	3,666,700
Teradyne, Inc.	61,200	5,172,012
Total		14,188,868
Total Information Technology		30,678,321
Materials 7.5%
Chemicals 5.0%
Eastman Chemical Co.	69,000	4,805,160
FMC Corp.	79,840	7,953,661
Total		12,758,821
Metals & Mining 2.5%
Freeport-McMoRan, Inc.	562,700	6,510,439
Total Materials		19,269,260
Real Estate 9.5%
Equity Real Estate Investment Trusts (REITS) 9.5%
Alexandria Real Estate Equities, Inc.	35,000	5,678,750
First Industrial Realty Trust, Inc.	165,000	6,342,600
Gaming and Leisure Properties, Inc.	183,558	6,351,107
Welltower, Inc.	120,680	6,245,190
Total		24,617,647
Total Real Estate		24,617,647
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 9.1%
Electric Utilities 2.1%
Pinnacle West Capital Corp.	73,430	5,381,685
Independent Power and Renewable Electricity Producers 2.2%
AES Corp. (The)	398,200	5,769,918
Multi-Utilities 4.8%
Ameren Corp.	77,775	5,472,249
CMS Energy Corp.	119,875	7,003,097
Total		12,475,346
Total Utilities		23,626,949
Total Common Stocks (Cost $263,535,589)		254,536,075

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	2,934,359	2,934,359
Total Money Market Funds (Cost $2,934,525)		2,934,359
Total Investments in Securities (Cost: $266,470,114)		257,470,434
Other Assets & Liabilities, Net		755,581
Net Assets		258,226,015

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	5,993,237	19,936,312	(22,995,153)	(37)	2,934,359	1,468	31,862	2,934,359
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	25,557,351	—	—	25,557,351
Consumer Staples	17,143,339	—	—	17,143,339
Energy	9,965,605	—	—	9,965,605
Financials	43,168,285	—	—	43,168,285
Health Care	22,909,332	—	—	22,909,332
Industrials	37,599,986	—	—	37,599,986
Information Technology	30,678,321	—	—	30,678,321
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Materials	19,269,260	—	—	19,269,260
Real Estate	24,617,647	—	—	24,617,647
Utilities	23,626,949	—	—	23,626,949
Total Common Stocks	254,536,075	—	—	254,536,075
Money Market Funds	2,934,359	—	—	2,934,359
Total Investments in Securities	257,470,434	—	—	257,470,434
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $263,535,589)	$254,536,075
Affiliated issuers (cost $2,934,525)	2,934,359
Receivable for:
Investments sold	4,044,771
Capital shares sold	3,620
Dividends	369,669
Expense reimbursement due from Investment Manager	492
Total assets	261,888,986
Liabilities
Payable for:
Investments purchased	3,398,831
Capital shares purchased	171,580
Management services fees	5,716
Distribution and/or service fees	352
Service fees	6,792
Compensation of board members	55,681
Compensation of chief compliance officer	34
Other expenses	23,985
Total liabilities	3,662,971
Net assets applicable to outstanding capital stock	$258,226,015
Represented by
Trust capital	$258,226,015
Total - representing net assets applicable to outstanding capital stock	$258,226,015
Class 1
Net assets	$181,010,263
Shares outstanding	8,738,515
Net asset value per share	$20.71
Class 2
Net assets	$27,004,844
Shares outstanding	1,333,831
Net asset value per share	$20.25
Class 3
Net assets	$50,210,908
Shares outstanding	2,452,314
Net asset value per share	$20.47
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,884,420
Dividends — affiliated issuers	31,862
Foreign taxes withheld	(10,079)
Total income	2,906,203
Expenses:
Management services fees	1,090,979
Distribution and/or service fees
Class 2	35,050
Class 3	33,986
Service fees	33,714
Compensation of board members	4,633
Custodian fees	2,955
Printing and postage fees	12,811
Audit fees	14,669
Legal fees	5,158
Compensation of chief compliance officer	34
Other	3,648
Total expenses	1,237,637
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(91,221)
Total net expenses	1,146,416
Net investment income	1,759,787
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(21,942,167)
Investments — affiliated issuers	1,468
Net realized loss	(21,940,699)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(43,922,115)
Investments — affiliated issuers	(37)
Net change in unrealized appreciation (depreciation)	(43,922,152)
Net realized and unrealized loss	(65,862,851)
Net decrease in net assets resulting from operations	$(64,103,064)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$1,759,787	$3,483,879
Net realized gain (loss)	(21,940,699)	12,234,018
Net change in unrealized appreciation (depreciation)	(43,922,152)	64,266,158
Net increase (decrease) in net assets resulting from operations	(64,103,064)	79,984,055
Decrease in net assets from capital stock activity	(1,183,363)	(14,543,206)
Total increase (decrease) in net assets	(65,286,427)	65,440,849
Net assets at beginning of period	323,512,442	258,071,593
Net assets at end of period	$258,226,015	$323,512,442

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	300,768	5,494,445	49,187	1,138,265
Redemptions	(83,157)	(1,926,447)	(208,334)	(4,959,633)
Net increase (decrease)	217,611	3,567,998	(159,147)	(3,821,368)
Class 2
Subscriptions	55,447	1,097,388	158,957	3,676,053
Redemptions	(71,073)	(1,467,968)	(138,544)	(3,188,552)
Net increase (decrease)	(15,626)	(370,580)	20,413	487,501
Class 3
Subscriptions	17,026	356,353	17,276	381,689
Redemptions	(230,252)	(4,737,134)	(498,289)	(11,591,028)
Net decrease	(213,226)	(4,380,781)	(481,013)	(11,209,339)
Total net decrease	(11,241)	(1,183,363)	(619,747)	(14,543,206)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$25.93	0.15	(5.37)	(5.22)
Year Ended 12/31/2019	$19.70	0.29	5.94	6.23
Year Ended 12/31/2018	$22.72	0.20	(3.22)	(3.02)
Year Ended 12/31/2017	$20.01	0.25	2.46	2.71
Year Ended 12/31/2016	$17.53	0.23	2.25	2.48
Year Ended 12/31/2015	$18.45	0.07	(0.99)	(0.92)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$25.37	0.12	(5.24)	(5.12)
Year Ended 12/31/2019	$19.33	0.22	5.82	6.04
Year Ended 12/31/2018	$22.35	0.14	(3.16)	(3.02)
Year Ended 12/31/2017	$19.73	0.20	2.42	2.62
Year Ended 12/31/2016	$17.33	0.14	2.26	2.40
Year Ended 12/31/2015	$18.26	0.07	(1.00)	(0.93)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$25.64	0.13	(5.30)	(5.17)
Year Ended 12/31/2019	$19.51	0.25	5.88	6.13
Year Ended 12/31/2018	$22.53	0.16	(3.18)	(3.02)
Year Ended 12/31/2017	$19.87	0.22	2.44	2.66
Year Ended 12/31/2016	$17.43	0.16	2.28	2.44
Year Ended 12/31/2015	$18.34	0.09	(1.00)	(0.91)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$20.71	(20.13%)	0.88%(c)	0.81%(c)	1.38%(c)	27%	$181,010
Year Ended 12/31/2019	$25.93	31.62%	0.88%	0.82%	1.22%	31%	$220,919
Year Ended 12/31/2018	$19.70	(13.29%)	0.89%	0.85%	0.87%	98%	$170,998
Year Ended 12/31/2017	$22.72	13.54%	0.91%	0.87%	1.20%	72%	$191,281
Year Ended 12/31/2016	$20.01	14.15%	0.93%	0.90%	1.25%	57%	$162,796
Year Ended 12/31/2015	$17.53	(4.99%)	0.91%(d)	0.90%(d)	0.38%	43%	$12,613
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$20.25	(20.18%)	1.13%(c)	1.06%(c)	1.12%(c)	27%	$27,005
Year Ended 12/31/2019	$25.37	31.25%	1.13%	1.07%	0.97%	31%	$34,239
Year Ended 12/31/2018	$19.33	(13.51%)	1.14%	1.10%	0.62%	98%	$25,687
Year Ended 12/31/2017	$22.35	13.28%	1.16%	1.12%	0.97%	72%	$28,989
Year Ended 12/31/2016	$19.73	13.85%	1.19%	1.16%	0.79%	57%	$22,379
Year Ended 12/31/2015	$17.33	(5.09%)	1.22%(d)	1.17%(d)	0.40%	43%	$17,179
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$20.47	(20.16%)	1.00%(c)	0.93%(c)	1.24%(c)	27%	$50,211
Year Ended 12/31/2019	$25.64	31.42%	1.01%	0.95%	1.08%	31%	$68,354
Year Ended 12/31/2018	$19.51	(13.40%)	1.01%	0.97%	0.73%	98%	$61,387
Year Ended 12/31/2017	$22.53	13.39%	1.04%	0.99%	1.05%	72%	$85,853
Year Ended 12/31/2016	$19.87	14.00%	1.07%	1.03%	0.88%	57%	$92,137
Year Ended 12/31/2015	$17.43	(4.96%)	1.09%(d)	1.04%(d)	0.50%	43%	$97,276
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020	15

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.82% to 0.65% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.82% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
18	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Transactions with affiliates
For the six months ended June 30, 2020, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $1,198,922 and $0, respectively.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.03% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through Apr 30, 2021
Class 1	0.81%
Class 2	1.06
Class 3	0.935
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $74,241,931 and $71,095,502, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 8. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or
20	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 96.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Mid Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020	23

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
24	Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Mid Cap Value Fund | Semiannual Report 2020	25

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Columbia Variable Portfolio – Select Mid Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6479 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Seligman Global Technology Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Seligman Global Technology Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since 2006
Shekhar Pramanick
Portfolio Manager
Managed Fund since 2014
Sanjay Devgan
Technology Team Member
Managed Fund since 2014
Jeetil Patel
Technology Team Member
Managed Fund since 2015
Christopher Boova
Technology Team Member
Managed Fund since 2016
Vimal Patel
Technology Team Member
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/01/96	6.46	30.76	19.61	18.39
Class 2	05/01/00	6.34	30.43	19.30	18.08
MSCI World Information Technology Index (Net)		13.89	32.74	21.10	18.26
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI World Information Technology Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Information Technology Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	8.7
Consumer Discretionary	0.8
Health Care	1.2
Industrials	1.2
Information Technology	87.8
Real Estate	0.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2020)
Information Technology
Application Software	11.0
Communications Equipment	3.2
Data Processing & Outsourced Services	7.6
Internet Services & Infrastructure	1.3
IT Consulting & Other Services	0.3
Semiconductor Equipment	17.5
Semiconductors	22.8
Systems Software	12.1
Technology Hardware, Storage & Peripherals	12.0
Total	87.8
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2020)
Brazil	0.7
Germany	1.3
Japan	1.3
Netherlands	1.8
Sweden	0.5
United Kingdom	0.8
United States(a)	93.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2020, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,064.60	1,020.09	4.93	4.82	0.96
Class 2	1,000.00	1,000.00	1,063.40	1,018.85	6.21	6.07	1.21
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Brazil 0.8%
Pagseguro Digital Ltd., Class A(a)	21,792	770,129
Germany 1.3%
Infineon Technologies AG	59,000	1,382,499
Japan 1.3%
Renesas Electronics Corp.(a)	257,500	1,323,654
Netherlands 1.8%
NXP Semiconductors NV	16,700	1,904,468
Sweden 0.5%
Telefonaktiebolaget LM Ericsson, ADR	59,100	549,630
United Kingdom 0.8%
Sensata Technologies Holding(a)	9,800	364,854
Vodafone Group PLC, ADR	26,800	427,192
Total		792,046
United States 90.9%
Activision Blizzard, Inc.	23,287	1,767,483
Advanced Energy Industries, Inc.(a)	18,000	1,220,220
Alphabet, Inc., Class A(a)	2,725	3,864,186
Alphabet, Inc., Class C(a)	1,434	2,027,117
American Tower Corp.	1,100	284,394
Apple, Inc.(b)	17,100	6,238,080
Applied Materials, Inc.	55,100	3,330,795
AT&T, Inc.	16,000	483,680
Bill.com Holdings, Inc.(a)	3,778	340,813
Bloom Energy Corp., Class A(a)	80,450	875,296
Broadcom, Inc.	16,887	5,329,706
Cambium Networks Corp.(a)	25,615	188,526
Cerence, Inc.(a)	35,597	1,453,781
Cisco Systems, Inc.	20,597	960,644
Coherus Biosciences, Inc.(a)	70,200	1,253,772
CommScope Holding Co., Inc.(a)	31,500	262,395
Cornerstone OnDemand, Inc.(a)	9,200	354,752
Dell Technologies, Inc.(a)	13,000	714,220
Dropbox, Inc., Class A(a)	93,782	2,041,634
DXC Technology Co.	15,500	255,750
eBay, Inc.	15,170	795,667
Common Stocks (continued)
Issuer	Shares	Value ($)
Euronet Worldwide, Inc.(a)	2,033	194,802
F5 Networks, Inc.(a)	5,600	781,088
Fidelity National Information Services, Inc.	10,200	1,367,718
Fiserv, Inc.(a)	9,400	917,628
Fortinet, Inc.(a)	16,885	2,317,804
Genpact Ltd.	11,774	429,986
Global Payments, Inc.	3,627	615,212
GoDaddy, Inc., Class A(a)	18,260	1,339,006
HP, Inc.	39,402	686,777
Inphi Corp.(a)	4,823	566,703
Intel Corp.	19,200	1,148,736
Lam Research Corp.	26,015	8,414,812
Marvell Technology Group Ltd.(b)	85,075	2,982,730
Micron Technology, Inc.(a)	64,353	3,315,467
Microsoft Corp.	20,500	4,171,955
NetApp, Inc.	45,800	2,032,146
NortonLifeLock, Inc.	51,245	1,016,188
ON Semiconductor Corp.(a)	129,648	2,569,623
Oracle Corp.	25,700	1,420,439
Palo Alto Networks, Inc.(a)	7,000	1,607,690
Plantronics, Inc.	35,400	519,672
Rambus, Inc.(a)	15,000	228,000
SailPoint Technologies Holdings, Inc.(a)	16,724	442,684
Salesforce.com, Inc.(a)	8,205	1,537,043
Sciplay Corp., Class A(a)	18,178	269,580
SMART Global Holdings, Inc.(a)	16,528	449,231
Splunk, Inc.(a)	2,993	594,709
Synaptics, Inc.(a)	30,973	1,862,097
Synopsys, Inc.(a)	22,409	4,369,755
Teradyne, Inc.	56,868	4,805,915
Verint Systems, Inc.(a)	9,787	442,177
Visa, Inc., Class A	17,600	3,399,792
Western Digital Corp.(b)	56,028	2,473,636
Xperi Holding Corp.	85,415	1,260,725
Total		94,594,437
Total Common Stocks (Cost $76,026,888)		101,316,863

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(c),(d)	2,897,516	2,897,516
Total Money Market Funds (Cost $2,897,629)		2,897,516
Total Investments in Securities (Cost $78,924,517)		104,214,379
Other Assets & Liabilities, Net		(164,799)
Net Assets		$104,049,580
At June 30, 2020, securities and/or cash totaling $1,401,809 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	JPMorgan	USD	(547,200)	(15)	350.00	1/15/2021	(20,173)	(63,750)
Marvell Technology Group Ltd.	Morgan Stanley	USD	(438,250)	(125)	35.00	1/15/2021	(12,745)	(57,500)
Western Digital Corp.	Morgan Stanley	USD	(269,315)	(61)	90.00	1/15/2021	(22,643)	(1,800)
Total							(55,561)	(123,050)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Marvell Technology Group Ltd.	Morgan Stanley	USD	(816,898)	(233)	17.00	01/15/2021	(31,911)	(7,339)
Western Digital Corp.	Morgan Stanley	USD	(273,730)	(62)	40.00	01/15/2021	(19,669)	(31,000)
Total							(51,580)	(38,339)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	4,079,511	18,683,300	(19,865,361)	66	2,897,516	752	11,332	2,897,516
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	770,129	—	—	770,129
Germany	—	1,382,499	—	1,382,499
Japan	—	1,323,654	—	1,323,654
Netherlands	1,904,468	—	—	1,904,468
Sweden	549,630	—	—	549,630
United Kingdom	792,046	—	—	792,046
United States	94,594,437	—	—	94,594,437
Total Common Stocks	98,610,710	2,706,153	—	101,316,863
Money Market Funds	2,897,516	—	—	2,897,516
Total Investments in Securities	101,508,226	2,706,153	—	104,214,379
Investments in Derivatives
Liability
Options Contracts Written	(161,389)	—	—	(161,389)
Total	101,346,837	2,706,153	—	104,052,990
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $76,026,888)	$101,316,863
Affiliated issuers (cost $2,897,629)	2,897,516
Cash collateral held at broker for:
Options contracts written	147,044
Receivable for:
Investments sold	3,506
Capital shares sold	25,523
Dividends	55,911
Foreign tax reclaims	2,552
Expense reimbursement due from Investment Manager	514
Total assets	104,449,429
Liabilities
Option contracts written, at value (premiums received $107,141)	161,389
Payable for:
Investments purchased	70,032
Capital shares purchased	69,649
Management services fees	2,544
Distribution and/or service fees	395
Service fees	39,465
Compensation of board members	31,450
Compensation of chief compliance officer	10
Other expenses	24,915
Total liabilities	399,849
Net assets applicable to outstanding capital stock	$104,049,580
Represented by
Paid in capital	64,456,391
Total distributable earnings (loss)	39,593,189
Total - representing net assets applicable to outstanding capital stock	$104,049,580
Class 1
Net assets	$45,055,226
Shares outstanding	1,811,589
Net asset value per share	$24.87
Class 2
Net assets	$58,994,354
Shares outstanding	2,626,825
Net asset value per share	$22.46
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$1,166,963
Dividends — affiliated issuers	11,332
Foreign taxes withheld	(5,024)
Total income	1,173,271
Expenses:
Management services fees	425,741
Distribution and/or service fees
Class 2	64,889
Service fees	83,124
Compensation of board members	4,430
Custodian fees	8,755
Printing and postage fees	6,144
Audit fees	15,651
Legal fees	4,245
Line of credit interest	97
Interest on interfund lending	384
Compensation of chief compliance officer	12
Other	3,131
Total expenses	616,603
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(105,991)
Total net expenses	510,612
Net investment income	662,659
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,435,326
Investments — affiliated issuers	752
Foreign currency translations	(4,106)
Options contracts written	18,531
Net realized gain	5,450,503
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,109,627)
Investments — affiliated issuers	66
Foreign currency translations	76
Options contracts written	(97,624)
Net change in unrealized appreciation (depreciation)	(1,207,109)
Net realized and unrealized gain	4,243,394
Net increase in net assets resulting from operations	$4,906,053
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$662,659	$(35,241)
Net realized gain	5,450,503	8,673,321
Net change in unrealized appreciation (depreciation)	(1,207,109)	26,915,185
Net increase in net assets resulting from operations	4,906,053	35,553,265
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(5,791,704)
Class 2	—	(7,012,539)
Total distributions to shareholders	—	(12,804,243)
Increase (decrease) in net assets from capital stock activity	(2,444,458)	12,734,904
Total increase in net assets	2,461,595	35,483,926
Net assets at beginning of period	101,587,985	66,104,059
Net assets at end of period	$104,049,580	$101,587,985

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	13,068	292,417	6,676	143,646
Distributions reinvested	—	—	307,089	5,791,704
Redemptions	(109,000)	(2,346,355)	(213,545)	(4,502,596)
Net increase (decrease)	(95,932)	(2,053,938)	100,220	1,432,754
Class 2
Subscriptions	567,351	11,808,304	1,281,155	24,753,358
Distributions reinvested	—	—	410,811	7,012,539
Redemptions	(640,084)	(12,198,824)	(1,072,586)	(20,463,747)
Net increase (decrease)	(72,733)	(390,520)	619,380	11,302,150
Total net increase (decrease)	(168,665)	(2,444,458)	719,600	12,734,904
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$23.36	0.17	1.34	1.51	—	—
Year Ended 12/31/2019	$17.78	0.02	9.00	9.02	(3.44)	(3.44)
Year Ended 12/31/2018	$21.56	0.01	(1.47)	(1.46)	(2.32)	(2.32)
Year Ended 12/31/2017	$21.67	(0.03)	6.79	6.76	(6.87)	(6.87)
Year Ended 12/31/2016	$27.97	(0.04)	3.55	3.51	(9.81)	(9.81)
Year Ended 12/31/2015	$29.99	(0.01)	3.00	2.99	(5.01)	(5.01)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$21.12	0.13	1.21	1.34	—	—
Year Ended 12/31/2019	$16.33	(0.03)	8.20	8.17	(3.38)	(3.38)
Year Ended 12/31/2018	$19.99	(0.04)	(1.35)	(1.39)	(2.27)	(2.27)
Year Ended 12/31/2017	$20.50	(0.08)	6.38	6.30	(6.81)	(6.81)
Year Ended 12/31/2016	$26.98	(0.12)	3.38	3.26	(9.74)	(9.74)
Year Ended 12/31/2015	$29.10	(0.08)	2.91	2.83	(4.95)	(4.95)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$24.87	6.46%	1.19%(c),(d),(e)	0.96%(c),(d),(e)	1.54%(c)	24%	$45,055
Year Ended 12/31/2019	$23.36	55.31%	1.18%(d)	0.97%(d)	0.09%	56%	$44,565
Year Ended 12/31/2018	$17.78	(8.15%)	1.09%(d),(e)	1.03%(d),(e)	0.05%	44%	$32,129
Year Ended 12/31/2017	$21.56	35.21%	1.15%(e)	1.02%(e)	(0.16%)	60%	$38,879
Year Ended 12/31/2016	$21.67	19.35%	1.26%	0.98%	(0.17%)	62%	$31,083
Year Ended 12/31/2015	$27.97	10.11%	1.20%	0.98%	(0.05%)	65%	$28,698
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$22.46	6.34%	1.44%(c),(d),(e)	1.21%(c),(d),(e)	1.33%(c)	24%	$58,994
Year Ended 12/31/2019	$21.12	54.97%	1.43%(d)	1.21%(d)	(0.15%)	56%	$57,023
Year Ended 12/31/2018	$16.33	(8.45%)	1.33%(d),(e)	1.28%(d),(e)	(0.22%)	44%	$33,975
Year Ended 12/31/2017	$19.99	34.92%	1.40%(e)	1.27%(e)	(0.39%)	60%	$46,688
Year Ended 12/31/2016	$20.50	19.01%	1.47%	1.23%	(0.49%)	62%	$27,838
Year Ended 12/31/2015	$26.98	9.81%	1.45%	1.23%	(0.30%)	65%	$83,566
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	15

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund wrote option contracts to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund
18	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Options contracts written, at value	161,389
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Options contracts written ($)
Equity risk	18,531

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Options contracts written ($)
Equity risk	(97,624)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average value ($)*
Options contracts — written	(140,812)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2020:
	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Liabilities
Options contracts written	63,750	97,639	161,389
Total financial and derivative net assets	(63,750)	(97,639)	(161,389)
Total collateral received (pledged) (a)	(63,750)	(97,639)	(161,389)
Net amount (b)	-	-	-

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
20	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.915% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.18% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2020 through April 30, 2021	Prior to May 1, 2020
Class 1	0.99%	0.94%
Class 2	1.24	1.19
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
22	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
78,817,000	29,766,000	(4,530,000)	25,236,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $22,481,473 and $22,420,727, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,112,500	1.38	8
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2020.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
For the six months ended June 30, 2020, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
271,429	1.86	7
Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at June 30, 2020.
Note 9. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such
24	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At June 30, 2020, two unaffiliated shareholders of record owned 79.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Seligman Global Technology Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	27

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
28	Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Seligman Global Technology Fund | Semiannual Report 2020	29

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Columbia Variable Portfolio – Seligman Global Technology Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
SL-9952 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Limited Duration Credit Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Limited Duration Credit Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a level of current income consistent with preservation of capital.
Portfolio management
Tom Murphy, CFA
Lead Portfolio Manager
Managed Fund since 2010
Royce Wilson, CFA
Portfolio Manager
Managed Fund since 2012
John Dawson, CFA
Portfolio Manager
Managed Fund since February 2020
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	3.18	5.44	3.07	2.91
Class 2	05/07/10	3.09	5.25	2.84	2.67
Bloomberg Barclays U.S. 1-5 Year Corporate Index		3.28	5.48	3.35	3.31
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. 1-5 Year Corporate Index includes U.S. dollar-denominated, investment-grade, fixed-rate, taxable securities issued by industrial, utility, and financial companies, with maturities between 1 and 5 years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Corporate Bonds & Notes	87.8
Money Market Funds	8.7
U.S. Treasury Obligations	3.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2020)
AAA rating	3.8
AA rating	6.8
A rating	18.3
BBB rating	68.5
BB rating	2.6
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,031.80	1,022.43	2.48	2.46	0.49
Class 2	1,000.00	1,000.00	1,030.90	1,021.18	3.74	3.72	0.74
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 90.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.6%
Boeing Co. (The)
05/01/2025	4.875%	2,220,000	2,420,139
Lockheed Martin Corp.
11/23/2020	2.500%	5,073,000	5,105,189
Raytheon Technologies Corp.(a)
03/15/2022	2.800%	4,480,000	4,620,459
Total			12,145,787
Banking 10.2%
American Express Co.
05/20/2022	2.750%	4,725,000	4,908,350
02/27/2023	3.400%	5,385,000	5,751,664
Bank of America Corp.(b)
02/13/2026	2.015%	5,360,000	5,542,980
Bank of Montreal
03/26/2022	2.900%	8,000,000	8,334,970
Capital One Bank USA NA(b)
01/27/2023	2.014%	2,850,000	2,889,824
Capital One Financial Corp.
04/30/2025	4.250%	6,862,000	7,730,847
Citigroup, Inc.(b)
04/08/2026	3.106%	3,460,000	3,719,500
Goldman Sachs Group, Inc. (The)
02/20/2024	3.625%	6,770,000	7,362,093
JPMorgan Chase & Co.(b)
03/13/2026	2.005%	10,710,000	11,110,413
Morgan Stanley(b)
04/28/2026	2.188%	5,355,000	5,580,790
Wells Fargo & Co.(b)
04/30/2026	2.188%	5,630,000	5,821,591
Wells Fargo Bank NA
10/22/2021	3.625%	6,090,000	6,317,832
Total			75,070,854
Cable and Satellite 2.6%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	6,248,000	7,158,886
Sky PLC(a)
09/16/2024	3.750%	10,735,000	11,945,644
Total			19,104,530
Diversified Manufacturing 1.5%
Carrier Global Corp.(a)
02/15/2025	2.242%	10,745,000	11,007,645
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 21.8%
AEP Texas, Inc.
10/01/2022	2.400%	11,023,000	11,379,076
American Electric Power Co., Inc.
11/13/2020	2.150%	4,985,000	5,015,643
12/01/2021	3.650%	1,936,000	2,018,701
CenterPoint Energy, Inc.
09/01/2024	2.500%	10,660,000	11,259,670
CMS Energy Corp.
03/01/2024	3.875%	9,661,000	10,446,568
11/15/2025	3.600%	10,736,000	11,490,181
02/15/2027	2.950%	1,880,000	1,960,854
DTE Energy Co.
06/01/2024	3.500%	4,266,000	4,599,733
10/01/2026	2.850%	9,576,000	10,169,690
Duke Energy Corp.
09/01/2026	2.650%	11,213,000	12,169,581
Edison International
11/15/2024	3.550%	2,150,000	2,268,509
Emera U.S. Finance LP
06/15/2021	2.700%	9,801,000	9,982,193
06/15/2026	3.550%	6,670,000	7,496,332
Eversource Energy
10/01/2024	2.900%	11,520,000	12,367,210
01/15/2025	3.150%	999,000	1,082,215
Pinnacle West Capital Corp.
06/15/2025	1.300%	5,770,000	5,840,634
Public Service Enterprise Group, Inc.
11/15/2021	2.000%	6,995,000	7,100,801
Southern Co. (The)
07/01/2021	2.350%	12,621,000	12,837,580
07/01/2026	3.250%	2,525,000	2,806,012
WEC Energy Group, Inc.
03/08/2022	3.100%	1,215,000	1,264,319
06/15/2025	3.550%	4,067,000	4,536,492
Xcel Energy, Inc.
03/15/2021	2.400%	9,064,000	9,160,127
12/01/2026	3.350%	2,845,000	3,195,306
Total			160,447,427
Finance Companies 1.9%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	13,285,000	13,850,428
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 10.6%
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	4,910,000	5,502,996
Bacardi Ltd.(a)
07/15/2026	2.750%	14,170,000	14,436,101
Conagra Brands, Inc.
10/22/2021	3.800%	14,734,000	15,317,585
11/01/2025	4.600%	3,836,000	4,422,853
Kraft Heinz Foods Co. (The)
06/01/2026	3.000%	9,564,000	9,693,896
Molson Coors Brewing Co.
07/15/2021	2.100%	4,721,000	4,784,132
Mondelez International Holdings Netherlands BV(a)
10/28/2021	2.000%	12,899,000	13,126,892
Mondelez International, Inc.(c)
07/01/2022	0.625%	10,815,000	10,813,486
Total			78,097,941
Health Care 5.4%
Becton Dickinson and Co.
11/08/2021	3.125%	7,281,000	7,495,815
06/06/2022	2.894%	4,570,000	4,730,650
06/06/2024	3.363%	4,870,000	5,241,587
Cigna Corp.(a)
10/15/2027	3.050%	6,960,000	7,550,744
CVS Health Corp.
03/09/2023	3.700%	2,650,000	2,844,425
03/25/2025	4.100%	10,371,000	11,720,120
Total			39,583,341
Healthcare Insurance 0.9%
Aetna, Inc.
11/15/2022	2.750%	3,790,000	3,946,030
Centene Corp.
12/15/2027	4.250%	2,707,000	2,792,274
Total			6,738,304
Independent Energy 0.8%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	5,575,000	5,579,204
Life Insurance 12.7%
AIG Global Funding(a)
07/02/2020	2.150%	2,500,000	2,500,142
AIG Global Funding(a),(c)
07/07/2023	0.800%	2,070,000	2,070,108
Five Corners Funding Trust(a)
11/15/2023	4.419%	11,807,000	13,152,057
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Guardian Life Global Funding(a)
05/06/2024	2.900%	9,390,000	10,122,289
MassMutual Global Funding II(a)
07/01/2022	2.250%	3,557,000	3,679,992
06/22/2024	2.750%	11,246,000	12,040,169
Metropolitan Life Global Funding I(a)
06/08/2023	0.900%	4,805,000	4,834,389
Metropolitan Life Global Funding I(a),(c)
07/02/2025	0.950%	3,945,000	3,940,949
Pacific Life Global Funding II(a)
06/24/2025	1.200%	6,250,000	6,268,786
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	16,697,000	18,216,839
Principal Life Global Funding II(a)
11/21/2024	2.250%	15,870,000	16,688,316
Total			93,514,036
Media and Entertainment 0.5%
Discovery Communications LLC
06/15/2025	3.950%	3,360,000	3,696,574
Midstream 6.7%
Enterprise Products Operating LLC
02/15/2021	2.800%	4,300,000	4,361,183
MPLX LP
12/01/2027	4.250%	7,200,000	7,832,992
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	12,465,000	13,211,102
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	7,592,000	7,766,826
Western Gas Partners LP
07/01/2026	4.650%	5,639,000	5,406,737
Williams Companies, Inc. (The)
09/15/2025	4.000%	9,828,000	10,886,279
Total			49,465,119
Natural Gas 2.8%
NiSource Finance Corp.
05/15/2027	3.490%	11,738,000	13,249,177
NiSource, Inc.
11/17/2022	2.650%	6,965,000	7,273,121
Total			20,522,298
Pharmaceuticals 4.5%
AbbVie, Inc.(a)
06/15/2024	3.850%	6,287,000	6,904,104
11/21/2026	2.950%	8,055,000	8,756,309

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AbbVie, Inc.
05/14/2025	3.600%	7,645,000	8,452,066
Amgen, Inc.
11/15/2021	3.875%	3,105,486	3,221,410
05/11/2022	2.650%	5,655,000	5,871,138
Total			33,205,027
Supermarkets 0.3%
Kroger Co. (The)
11/01/2021	2.950%	1,805,000	1,856,676
Technology 2.3%
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	13,520,000	14,602,413
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2025	2.700%	1,900,000	1,989,565
Total			16,591,978
Transportation Services 1.9%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	2,900,000	2,913,721
11/15/2024	3.850%	5,443,000	5,786,050
FedEx Corp.
05/15/2025	3.800%	4,840,000	5,388,733
Total			14,088,504
Wireless 0.8%
American Tower Corp.
01/15/2025	2.950%	2,270,000	2,440,407
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile U.S.A., Inc.(a)
04/15/2025	3.500%	3,160,000	3,443,866
Total			5,884,273
Wirelines 0.7%
AT&T, Inc.
05/15/2025	3.400%	4,730,000	5,190,975
Total Corporate Bonds & Notes (Cost $636,820,632)			665,640,921

U.S. Treasury Obligations 3.6%

U.S. Treasury
08/15/2022	1.500%	25,540,000	26,264,299
Total U.S. Treasury Obligations (Cost $25,725,618)			26,264,299

Money Market Funds 9.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(d),(e)	66,083,247	66,083,247
Total Money Market Funds (Cost $66,086,219)		66,083,247
Total Investments in Securities (Cost: $728,632,469)		757,988,467
Other Assets & Liabilities, Net		(22,826,938)
Net Assets		735,161,529

At June 30, 2020, securities and/or cash totaling $1,052,046 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	519	09/2020	USD	114,609,797	14,446	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(589)	09/2020	USD	(81,972,234)	—	(221,803)
U.S. Treasury 5-Year Note	(128)	09/2020	USD	(16,095,000)	—	(26,433)
U.S. Ultra Bond 10-Year Note	(8)	09/2020	USD	(1,259,875)	—	(5,143)
Total					—	(253,379)
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $185,995,136, which represents 25.30% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	57,133,744	241,022,651	(232,073,806)	658	66,083,247	4,728	228,492	66,083,247
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	665,640,921	—	665,640,921
U.S. Treasury Obligations	26,264,299	—	—	26,264,299
Money Market Funds	66,083,247	—	—	66,083,247
Total Investments in Securities	92,347,546	665,640,921	—	757,988,467
Investments in Derivatives
Asset
Futures Contracts	14,446	—	—	14,446
Liability
Futures Contracts	(253,379)	—	—	(253,379)
Total	92,108,613	665,640,921	—	757,749,534
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $662,546,250)	$691,905,220
Affiliated issuers (cost $66,086,219)	66,083,247
Cash	77
Margin deposits on:
Futures contracts	1,052,046
Receivable for:
Investments sold	5,382,666
Capital shares sold	241,202
Dividends	16,022
Interest	4,302,329
Foreign tax reclaims	11,452
Variation margin for futures contracts	106,141
Expense reimbursement due from Investment Manager	190
Total assets	769,100,592
Liabilities
Payable for:
Investments purchased	16,199,493
Investments purchased on a delayed delivery basis	16,819,988
Capital shares purchased	776,325
Management services fees	9,611
Distribution and/or service fees	455
Service fees	2,636
Compensation of board members	105,754
Compensation of chief compliance officer	89
Other expenses	24,712
Total liabilities	33,939,063
Net assets applicable to outstanding capital stock	$735,161,529
Represented by
Paid in capital	708,476,534
Total distributable earnings (loss)	26,684,995
Total - representing net assets applicable to outstanding capital stock	$735,161,529
Class 1
Net assets	$668,315,457
Shares outstanding	66,358,296
Net asset value per share	$10.07
Class 2
Net assets	$66,846,072
Shares outstanding	6,674,435
Net asset value per share	$10.02
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020	11

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$228,492
Interest	9,603,867
Total income	9,832,359
Expenses:
Management services fees	1,737,377
Distribution and/or service fees
Class 2	74,914
Service fees	17,668
Compensation of board members	5,738
Custodian fees	3,334
Printing and postage fees	14,040
Audit fees	14,669
Legal fees	7,453
Compensation of chief compliance officer	75
Other	7,109
Total expenses	1,882,377
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(27,949)
Total net expenses	1,854,428
Net investment income	7,977,931
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	7,050,513
Investments — affiliated issuers	4,728
Futures contracts	(4,530,256)
Net realized gain	2,524,985
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	12,964,603
Investments — affiliated issuers	658
Futures contracts	(1,126,936)
Net change in unrealized appreciation (depreciation)	11,838,325
Net realized and unrealized gain	14,363,310
Net increase in net assets resulting from operations	$22,341,241
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$7,977,931	$19,622,974
Net realized gain	2,524,985	6,526,499
Net change in unrealized appreciation (depreciation)	11,838,325	30,981,813
Net increase in net assets resulting from operations	22,341,241	57,131,286
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(16,853,216)
Class 2	—	(1,063,576)
Total distributions to shareholders	—	(17,916,792)
Decrease in net assets from capital stock activity	(26,653,459)	(53,414,995)
Total decrease in net assets	(4,312,218)	(14,200,501)
Net assets at beginning of period	739,473,747	753,674,248
Net assets at end of period	$735,161,529	$739,473,747

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,265,612	12,317,137	3,049,590	29,209,694
Distributions reinvested	—	—	1,766,584	16,853,216
Redemptions	(5,007,577)	(48,953,448)	(10,981,163)	(105,667,765)
Net decrease	(3,741,965)	(36,636,311)	(6,164,989)	(59,604,855)
Class 2
Subscriptions	1,532,046	14,945,565	1,320,625	12,599,438
Distributions reinvested	—	—	111,838	1,063,576
Redemptions	(513,708)	(4,962,713)	(783,719)	(7,473,154)
Net increase	1,018,338	9,982,852	648,744	6,189,860
Total net decrease	(2,723,627)	(26,653,459)	(5,516,245)	(53,414,995)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$9.76	0.11	0.20	0.31	—	—
Year Ended 12/31/2019	$9.28	0.25	0.46	0.71	(0.23)	(0.23)
Year Ended 12/31/2018	$9.44	0.21	(0.19)	0.02	(0.18)	(0.18)
Year Ended 12/31/2017	$9.47	0.17	0.02	0.19	(0.22)	(0.22)
Year Ended 12/31/2016	$9.34	0.20	0.31	0.51	(0.38)	(0.38)
Year Ended 12/31/2015	$10.12	0.25	(0.47)	(0.22)	(0.56)	(0.56)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$9.72	0.10	0.20	0.30	—	—
Year Ended 12/31/2019	$9.24	0.22	0.47	0.69	(0.21)	(0.21)
Year Ended 12/31/2018	$9.40	0.19	(0.19)	0.00(d)	(0.16)	(0.16)
Year Ended 12/31/2017	$9.43	0.15	0.02	0.17	(0.20)	(0.20)
Year Ended 12/31/2016	$9.30	0.17	0.32	0.49	(0.36)	(0.36)
Year Ended 12/31/2015	$10.07	0.22	(0.45)	(0.23)	(0.54)	(0.54)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$10.07	3.18%	0.50%(c)	0.49%(c)	2.22%(c)	45%	$668,315
Year Ended 12/31/2019	$9.76	7.69%	0.50%	0.49%	2.58%	110%	$684,486
Year Ended 12/31/2018	$9.28	0.24%	0.50%	0.50%	2.30%	62%	$707,421
Year Ended 12/31/2017	$9.44	2.05%	0.53%	0.53%	1.79%	104%	$773,190
Year Ended 12/31/2016	$9.47	5.53%	0.55%	0.55%	2.14%	102%	$845,695
Year Ended 12/31/2015	$9.34	(2.31%)	0.54%	0.54%	2.46%	78%	$887,028
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$10.02	3.09%	0.75%(c)	0.74%(c)	1.96%(c)	45%	$66,846
Year Ended 12/31/2019	$9.72	7.47%	0.75%	0.74%	2.32%	110%	$54,988
Year Ended 12/31/2018	$9.24	(0.02%)	0.75%	0.75%	2.06%	62%	$46,253
Year Ended 12/31/2017	$9.40	1.80%	0.78%	0.78%	1.55%	104%	$40,342
Year Ended 12/31/2016	$9.43	5.28%	0.81%	0.80%	1.85%	102%	$35,554
Year Ended 12/31/2015	$9.30	(2.49%)	0.80%	0.79%	2.29%	78%	$22,577
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020	15

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
16	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	14,446*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	253,379*

18	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(4,530,256)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,126,936)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	121,970,297
Futures contracts — short	99,643,117

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.33% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.48% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
20	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2021
Class 1	0.49%
Class 2	0.74
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
728,632,000	29,940,000	(822,000)	29,118,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2019, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(13,931,042)	(17,191,068)	(31,122,110)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $307,823,853 and $312,911,417, respectively, for the six months ended June 30, 2020, of which $6,730,391 and $24,696,231, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
22	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 99.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
24	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020	25

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Limited Duration Credit Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
26	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020	27

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
28	Columbia Variable Portfolio – Limited Duration Credit Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Limited Duration Credit Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6684 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Commodity Strategy Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Commodity Strategy Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Commodity Strategy Fund  |  Semiannual Report 2020

Fund at a Glance
Investment objective
The Fund seeks to provide shareholders with total return.
Portfolio management
Marc Khalamayzer, CFA
Co-Portfolio Manager
Managed Fund since December 2019
Matthew Ferrelli, CFA
Co-Portfolio Manager
Managed Fund since December 2019
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/13	-17.48	-15.19	-7.45	-9.18
Class 2	04/30/13	-17.82	-15.67	-7.73	-9.43
Bloomberg Commodity Index Total Return		-19.40	-17.38	-7.69	-8.83
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Commodity Index Total Return is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Index. This combines the returns of the Bloomberg Commodity Index with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
Commodities market exposure (%) (at June 30, 2020)
Commodities contracts(a)	Long	Short	Net
Agriculture	29.1	0.0	29.1
Precious Metals	23.1	0.0	23.1
Energy	23.5	(0.5)	23.0
Industrial Metals	18.7	0.0	18.7
Livestock	6.1	0.0	6.1
Total notional market value of commodities contracts	100.5	(0.5)	100.0
(a) Reflects notional market value of commodities contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities contract are shown in the Consolidated Portfolio of Investments. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 of the Notes to Consolidated Financial Statements.
Portfolio Holdings (%) (at June 30, 2020)
Money Market Funds	50.2
Treasury Bills	13.5
U.S. Government & Agency Obligations	27.1
Other Assets	9.2
Total	100.0
Percentages indicated are based upon net assets. At period end, the Fund held an investment in Affiliated Money Market Fund, U.S. Treasury Bills, and U.S. Government & Agency Obligations, which have been segregated to cover obligations relating to the Fund’s investments in open commodities contracts which provide exposure to the commodities market. For a description of the Fund’s investment in derivatives, see Investments in derivatives following the Consolidated Portfolio of Investments and Note 2 of the Notes to Consolidated Financial Statements.

4	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	825.20	1,021.48	3.09	3.42	0.68
Class 2	1,000.00	1,000.00	821.80	1,020.14	4.30	4.77	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020	5

Consolidated Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Treasury Bills 13.5%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 13.5%
U.S. Treasury Bills
08/06/2020	0.140%	13,500,000	13,498,127
Total Treasury Bills (Cost $13,498,178)			13,498,127

U.S. Government & Agency Obligations 27.1%

Federal Home Loan Banks Discount Notes
08/14/2020	0.150%	9,000,000	8,998,282
Federal Home Loan Mortgage Corp. Discount Notes
08/19/2020	0.160%	9,000,000	8,998,046
Federal National Mortgage Association Discount Notes
09/16/2020	0.170%	9,000,000	8,996,798
Total U.S. Government & Agency Obligations (Cost $26,992,814)			26,993,126
Money Market Funds 50.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(a),(b)	50,001,084	50,001,084
Total Money Market Funds (Cost $49,982,770)		50,001,084
Total Investments in Securities (Cost: $90,473,762)		90,492,337
Other Assets & Liabilities, Net		9,154,814
Net Assets		99,647,151
At June 30, 2020, securities and/or cash totaling $7,913,586 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	52	07/2020	USD	2,146,040	507,247	—
Brent Crude	34	11/2020	USD	1,426,300	16,858	—
Brent Crude	16	11/2020	USD	671,200	—	(17,485)
Cocoa	44	09/2020	USD	961,840	—	(80,484)
Coffee	5	09/2020	USD	189,375	2,898	—
Coffee	2	12/2020	USD	77,588	329	—
Coffee	50	12/2020	USD	1,939,688	—	(128,960)
Copper	19	09/2020	USD	1,296,038	57,391	—
Copper	89	12/2020	USD	6,102,063	689,085	—
Corn	30	09/2020	USD	512,250	10,098	—
Corn	269	12/2020	USD	4,714,225	188,444	—
Cotton	10	12/2020	USD	304,400	3,869	—
Cotton	35	12/2020	USD	1,065,400	—	(13,606)
Feeder Cattle	9	08/2020	USD	597,825	—	(5,985)
Gas Oil	5	09/2020	USD	179,500	3,567	—
Gas Oil	36	11/2020	USD	1,316,700	196,088	—
Gold 100 oz.	21	08/2020	USD	3,781,050	287,065	—
Gold 100 oz.	78	12/2020	USD	14,199,120	683,743	—
Lean Hogs	38	08/2020	USD	745,180	—	(113,798)
Lean Hogs	59	12/2020	USD	1,220,710	—	(69,515)
Live Cattle	17	08/2020	USD	654,670	—	(11,374)
Live Cattle	68	12/2020	USD	2,819,280	4,454	—
Natural Gas	45	08/2020	USD	805,050	—	(69,254)
Natural Gas	306	10/2020	USD	6,982,920	—	(260,710)
Nickel	6	09/2020	USD	460,836	—	(2,778)
Nickel	30	11/2020	USD	2,310,435	62,839	—
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020

Consolidated Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NY Harbor ULSD Heat Oil	3	08/2020	USD	151,654	3,165	—
NY Harbor ULSD Heat Oil	21	10/2020	USD	1,092,974	155,437	—
Palladium	2	09/2020	USD	393,380	27,673	—
Platinum	2	10/2020	USD	85,120	1,495	—
Platinum	8	10/2020	USD	340,480	—	(1,334)
Primary Aluminum	7	09/2020	USD	282,800	947	—
Primary Aluminum	86	11/2020	USD	3,510,950	210,310	—
RBOB Gasoline	20	08/2020	USD	997,416	—	(7,251)
RBOB Gasoline	30	10/2020	USD	1,369,242	243,709	—
Silver	49	09/2020	USD	4,566,065	167,954	—
Soybean	40	11/2020	USD	1,764,500	9,744	—
Soybean	100	11/2020	USD	4,411,250	—	(10,303)
Soybean Meal	123	12/2020	USD	3,639,570	—	(118,480)
Soybean Oil	78	12/2020	USD	1,348,308	1,760	—
Soybean Oil	55	12/2020	USD	950,730	—	(1,042)
Sugar #11	2	09/2020	USD	26,790	2,915	—
Sugar #11	31	09/2020	USD	415,251	—	(25,481)
Sugar #11	171	02/2021	USD	2,405,491	—	(41,346)
Wheat	7	09/2020	USD	153,913	—	(9,344)
Wheat	14	09/2020	USD	344,225	—	(15,385)
Wheat	55	12/2020	USD	1,243,000	—	(103,107)
Wheat	98	12/2020	USD	2,445,100	—	(146,316)
WTI Crude	73	08/2020	USD	2,871,820	685,719	—
WTI Crude	72	10/2020	USD	2,849,760	640,525	—
WTI Crude	12	11/2020	USD	476,160	79,368	—
WTI Crude	1	11/2020	USD	39,680	—	(782)
Zinc	29	09/2020	USD	1,483,350	12,142	—
Zinc	53	11/2020	USD	2,719,231	47,690	—
Total					5,004,528	(1,254,120)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
WTI Crude	(1)	11/2021	USD	(40,830)	1,148	—
WTI Crude	(12)	11/2021	USD	(489,960)	—	(46,260)
Total					1,148	(46,260)
Notes to Consolidated Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	130,827,549	332,457,333	(413,302,112)	18,314	50,001,084	39,766	597,959	50,001,084
Currency Legend
USD	US Dollar
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020	7

Consolidated Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Treasury Bills	13,498,127	—	—	13,498,127
U.S. Government & Agency Obligations	—	26,993,126	—	26,993,126
Money Market Funds	50,001,084	—	—	50,001,084
Total Investments in Securities	63,499,211	26,993,126	—	90,492,337
Investments in Derivatives
Asset
Futures Contracts	5,005,676	—	—	5,005,676
Liability
Futures Contracts	(1,300,380)	—	—	(1,300,380)
Total	67,204,507	26,993,126	—	94,197,633
See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020

Consolidated Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $40,490,992)	$40,491,253
Affiliated issuers (cost $49,982,770)	50,001,084
Margin deposits on:
Futures contracts	7,913,586
Receivable for:
Capital shares sold	216,193
Dividends	11,803
Variation margin for futures contracts	1,264,903
Total assets	99,898,822
Liabilities
Payable for:
Capital shares purchased	6,575
Variation margin for futures contracts	195,941
Management services fees	1,693
Distribution and/or service fees	89
Compensation of board members	29,075
Compensation of chief compliance officer	44
Audit fees	13,846
Other expenses	4,408
Total liabilities	251,671
Net assets applicable to outstanding capital stock	$99,647,151
Represented by
Paid in capital	249,384,193
Total distributable earnings (loss)	(149,737,042)
Total - representing net assets applicable to outstanding capital stock	$99,647,151
Class 1
Net assets	$86,203,424
Shares outstanding	18,826,611
Net asset value per share	$4.58
Class 2
Net assets	$13,443,727
Shares outstanding	2,971,280
Net asset value per share	$4.52
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020	9

Consolidated Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$597,959
Interest	763,318
Total income	1,361,277
Expenses:
Management services fees	646,528
Distribution and/or service fees
Class 2	16,858
Service fees	8,802
Compensation of board members	5,796
Custodian fees	4,538
Printing and postage fees	5,137
Audit fees	15,346
Legal fees	5,222
Compensation of chief compliance officer	41
Other	5,681
Total expenses	713,949
Net investment income	647,328
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	40,416
Investments — affiliated issuers	39,766
Futures contracts	(51,551,975)
Options purchased	(501,958)
Net realized loss	(51,973,751)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(29,278)
Investments — affiliated issuers	18,314
Futures contracts	(11,092,144)
Options purchased	501,958
Net change in unrealized appreciation (depreciation)	(10,601,150)
Net realized and unrealized loss	(62,574,901)
Net decrease in net assets resulting from operations	$(61,927,573)
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020

Consolidated Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$647,328	$6,110,873
Net realized loss	(51,973,751)	(16,532,405)
Net change in unrealized appreciation (depreciation)	(10,601,150)	34,459,571
Net increase (decrease) in net assets resulting from operations	(61,927,573)	24,038,039
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(4,687,325)
Class 2	—	(147,075)
Total distributions to shareholders	—	(4,834,400)
Increase (decrease) in net assets from capital stock activity	(258,677,297)	158,901,757
Total increase (decrease) in net assets	(320,604,870)	178,105,396
Net assets at beginning of period	420,252,021	242,146,625
Net assets at end of period	$99,647,151	$420,252,021

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	133,318	677,735	28,429,902	154,656,225
Distributions reinvested	—	—	861,640	4,687,325
Redemptions	(54,140,375)	(259,602,900)	(43,891)	(235,498)
Net increase (decrease)	(54,007,057)	(258,925,165)	29,247,651	159,108,052
Class 2
Subscriptions	389,845	1,822,541	443,561	2,389,825
Distributions reinvested	—	—	27,287	147,075
Redemptions	(340,764)	(1,574,673)	(512,158)	(2,743,195)
Net increase (decrease)	49,081	247,868	(41,310)	(206,295)
Total net increase (decrease)	(53,957,976)	(258,677,297)	29,206,341	158,901,757
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020	11

Consolidated Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$5.55	0.02	(0.99)	(0.97)	—	—
Year Ended 12/31/2019	$5.21	0.08	0.33	0.41	(0.07)	(0.07)
Year Ended 12/31/2018	$6.05	0.07	(0.90)	(0.83)	(0.01)	(0.01)
Year Ended 12/31/2017	$6.33	0.01	0.07	0.08	(0.36)	(0.36)
Year Ended 12/31/2016	$5.61	(0.02)	0.74	0.72	—	—
Year Ended 12/31/2015	$7.34	(0.05)	(1.68)	(1.73)	—	—
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$5.50	0.00	(0.98)	(0.98)	—	—
Year Ended 12/31/2019	$5.15	0.07	0.33	0.40	(0.05)	(0.05)
Year Ended 12/31/2018	$6.00	0.06	(0.91)	(0.85)	—	—
Year Ended 12/31/2017	$6.27	(0.01)	0.08	0.07	(0.34)	(0.34)
Year Ended 12/31/2016	$5.58	(0.04)	0.73	0.69	—	—
Year Ended 12/31/2015	$7.32	(0.07)	(1.67)	(1.74)	—	—

Notes to Consolidated Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020

Consolidated Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$4.58	(17.48%)	0.68%(c)	0.68%(c)	0.67%(c)	0%	$86,203
Year Ended 12/31/2019	$5.55	7.80%	0.66%	0.66%	1.53%	0%	$404,193
Year Ended 12/31/2018	$5.21	(13.77%)	0.66%(d)	0.66%(d)	1.18%	0%	$226,877
Year Ended 12/31/2017	$6.05	1.80%	0.69%	0.69%	0.15%	0%	$536,624
Year Ended 12/31/2016	$6.33	12.83%	0.74%	0.74%	(0.39%)	0%	$481,110
Year Ended 12/31/2015	$5.61	(23.57%)	0.88%	0.88%	(0.77%)	0%	$42,326
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$4.52	(17.82%)	0.95%(c)	0.95%(c)	0.13%(c)	0%	$13,444
Year Ended 12/31/2019	$5.50	7.78%	0.91%	0.91%	1.29%	0%	$16,059
Year Ended 12/31/2018	$5.15	(14.17%)	0.92%(d)	0.92%(d)	1.05%	0%	$15,269
Year Ended 12/31/2017	$6.00	1.71%	0.94%	0.94%	(0.09%)	0%	$15,541
Year Ended 12/31/2016	$6.27	12.37%	0.99%	0.99%	(0.63%)	0%	$10,540
Year Ended 12/31/2015	$5.58	(23.77%)	1.15%	1.15%	(1.02%)	0%	$3,550
The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020	13

Notes to Consolidated Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Commodity Strategy Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Basis for consolidation
CVPCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle in order to effect certain investment strategies consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The consolidated financial statements (financial statements) include the accounts of the consolidated Fund and the respective Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All intercompany transactions and balances have been eliminated in the consolidation process.
At June 30, 2020, the Subsidiary financial statement information is as follows:
CVPCSF Offshore Fund, Ltd.
% of consolidated fund net assets	7.97%
Net assets	$7,938,881
Net investment income (loss)	24,305
Net realized gain (loss)	(52,053,933)
Net change in unrealized appreciation (depreciation)	(10,590,186)
The financial statements present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
14	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
June 30, 2020 (Unaudited)
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Consolidated Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020	15

Notes to Consolidated Financial Statements  (continued)
June 30, 2020 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Consolidated Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the commodities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.
16	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
June 30, 2020 (Unaudited)
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Consolidated Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	5,005,676*

Liability derivatives
Risk exposure category	Consolidated statement of assets and liabilities location	Fair value ($)
Commodity-related investment risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,300,380*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020	17

Notes to Consolidated Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Commodity-related investment risk	(51,551,975)	(501,958)	(52,053,933)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Total ($)
Commodity-related investment risk	(11,092,144)	501,958	(10,590,186)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	115,274,049
Futures contracts — short	265,395

Derivative instrument	Average value ($)**
Options contracts — purchased	0(a)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2020.
(a)	Rounds to zero.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
18	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
June 30, 2020 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.63% to 0.49% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.63% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. At present, Threadneedle is not providing services to the Fund pursuant to the Subadvisory Agreement. Threadneedle previously provided subadvisory services pursuant to the Subadvisory Agreement from 2013 through December 9, 2019, and the Investment Manager may in the future determine to re-allocate Fund assets to Threadneedle to serve the Fund again in a subadvisory capacity.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100%
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020	19

Notes to Consolidated Financial Statements  (continued)
June 30, 2020 (Unaudited)
of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Consolidated Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Consolidated Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2021
Class 1	0.80%
Class 2	1.05
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This
20	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
June 30, 2020 (Unaudited)
agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
90,474,000	5,024,000	(1,300,000)	3,724,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2019, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(280,316)	—	(280,316)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended June 30, 2020, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Consolidated Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020	21

Notes to Consolidated Financial Statements  (continued)
June 30, 2020 (Unaudited)
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 9. Significant risks
Commodity-related investment risk
The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively
22	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020

Notes to Consolidated Financial Statements  (continued)
June 30, 2020 (Unaudited)
affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020	23

Notes to Consolidated Financial Statements  (continued)
June 30, 2020 (Unaudited)
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion of such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 89.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Commodity Strategy Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Threadneedle, the Subadviser provided portfolio management and related services for the Fund through December 9, 2019. At present, the Subadviser is not providing services to the Fund; however, Columbia Threadneedle has continued to retain Threadneedle International Limited and may in the future reallocate Fund assets to them to serve the Fund in a subadvisory capacity.
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020	25

Approval of Management and Subadvisory
Agreements  (continued)

appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring the Subadviser), noting that no material changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
With respect to the Subadviser, the Board considered the Subadviser’s resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement, including its affiliation with Columbia Threadneedle and the globalization of the entire organization. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. It was observed that no material changes were recommended to the Subadvisory Agreement. The Board took into account Columbia Threadneedle’s representation that the Subadviser was in a position to provide quality services to the Fund, noting, however, that Fund assets are not currently allocated to the Subadviser.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser is in a position to continue to provide quality services to the Fund.
26	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020

Approval of Management and Subadvisory
Agreements  (continued)

Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the product score of the Fund (taking into account performance relative to peers and benchmarks) and (v) the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle, including accounts subadvised by Columbia Threadneedle, and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including JDL’s conclusions/analyses, the Board concluded that the Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020	27

Approval of Management and Subadvisory
Agreements  (continued)

Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
28	Columbia Variable Portfolio – Commodity Strategy Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Commodity Strategy Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6631 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Emerging Markets Bond Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Emerging Markets Bond Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio management
Tim Jagger
Lead Portfolio Manager
Managed Fund since 2019
Christopher Cooke
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1	04/30/12	-2.81	-1.66	4.19	3.40
Class 2	04/30/12	-2.94	-1.92	3.91	3.14
JPMorgan Emerging Markets Bond Index-Global		-1.87	1.52	5.12	4.48
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The JPMorgan Emerging Markets Bond Index — Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at June 30, 2020)
AA rating	10.0
A rating	7.8
BBB rating	31.3
BB rating	26.4
B rating	21.1
CCC rating	1.0
CC rating	0.8
C rating	0.2
D rating	0.1
Not rated	1.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at June 30, 2020)
Angola	1.2
Argentina	0.8
Belarus	0.3
Brazil	4.2
Canada	0.7
Chile	1.0
China	3.2
Colombia	4.2
Costa Rica	0.4
Croatia	0.6
Dominican Republic	4.5
Egypt	3.6
Country breakdown (%) (at June 30, 2020)
El Salvador	0.9
Ghana	0.9
Guatemala	1.2
Honduras	0.3
India	0.9
Indonesia	10.8
Ivory Coast	1.2
Kazakhstan	2.8
Malaysia	0.7
Mauritius	1.3
Mexico	9.4
Mongolia	0.2
Morocco	0.7
Netherlands	1.3
Oman	0.8
Panama	1.0
Paraguay	2.1
Peru	1.6
Philippines	0.7
Qatar	5.9
Romania	0.4
Russian Federation	3.4
Saudi Arabia	3.8
South Africa	2.5
Sri Lanka	0.6
Turkey	5.4
Ukraine	3.2
United Arab Emirates	5.6
United States(a)	3.1
Venezuela	0.1
Virgin Islands	2.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	971.90	1,021.13	3.68	3.77	0.75
Class 2	1,000.00	1,000.00	970.60	1,019.89	4.90	5.02	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes(a) 9.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 1.1%
Braskem America Finance Co.(b)
07/22/2041	7.125%	3,150,000	3,223,874
Vale Overseas Ltd.
11/21/2036	6.875%	1,150,000	1,502,147
Total			4,726,021
Chile 0.2%
VTR Comunicaciones SpA(b),(c)
01/15/2028	5.125%	825,000	841,672
China 0.8%
Lenovo Perpetual Securities Ltd.(b),(d)
12/31/2049	5.375%	1,353,000	1,335,863
Tencent Holdings Ltd.(b)
06/03/2050	3.240%	1,850,000	1,856,254
Total			3,192,117
Colombia 1.0%
Banco de Bogota SA(b)
Subordinated
05/12/2026	6.250%	535,000	565,011
Millicom International Cellular SA(b)
01/15/2028	5.125%	1,600,000	1,607,596
03/25/2029	6.250%	900,000	960,856
03/25/2029	6.250%	800,000	854,094
Total			3,987,557
Ghana 0.2%
Tullow Oil PLC(b)
03/01/2025	7.000%	900,000	570,093
03/01/2025	7.000%	300,000	190,031
Total			760,124
Guatemala 0.1%
Energuate Trust(b)
05/03/2027	5.875%	650,000	640,446
India 0.5%
Adani Ports & Special Economic Zone Ltd.(b)
07/30/2027	4.000%	1,650,000	1,601,492
Bharti Airtel Ltd.(b)
06/10/2025	4.375%	350,000	362,735
Total			1,964,227
Indonesia 0.2%
Geo Coal International Pte Ltd.(b)
10/04/2022	8.000%	1,874,000	841,567
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Malaysia 0.1%
Press Metal Labuan Ltd.(b)
10/30/2022	4.800%		533,000	496,537
Mauritius 1.2%
Network i2i Ltd.(b),(d)
12/31/2049	5.650%		5,300,000	5,122,498
Mexico 0.1%
America Movil SAB de CV
12/05/2022	6.450%	MXN	10,860,000	477,785
Netherlands 0.7%
Braskem Netherlands Finance BV(b)
01/10/2023	3.500%		1,250,000	1,275,930
01/31/2030	4.500%		1,450,000	1,332,201
Mong Duong Finance Holdings BV(b)
05/07/2029	5.125%		430,000	428,924
Total				3,037,055
Philippines 0.7%
SMC Global Power Holdings Corp.(b),(d)
12/31/2049	5.700%		500,000	480,993
12/31/2049	5.950%		2,500,000	2,407,349
Total				2,888,342
South Africa 0.8%
Liquid Telecommunications Financing PLC(b)
07/13/2022	8.500%		3,350,000	3,318,739
Ukraine 0.4%
MHP Lux SA(b)
04/03/2026	6.950%		1,600,000	1,628,178
Virgin Islands 1.0%
Gold Fields Orogen Holdings BVI Ltd.(b)
05/15/2024	5.125%		2,300,000	2,469,064
05/15/2029	6.125%		1,350,000	1,540,281
Total				4,009,345
Total Corporate Bonds & Notes (Cost $38,988,688)				37,932,210

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Foreign Government Obligations(a),(e) 84.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angola 1.2%
Angolan Government International Bond(b)
11/26/2029	8.000%	1,846,000	1,525,089
05/08/2048	9.375%	4,300,000	3,519,868
Total			5,044,957
Argentina 0.8%
Argentine Republic Government International Bond(f)
01/11/2028	0.000%	2,935,000	1,169,554
07/06/2036	0.000%	1,050,000	407,499
01/11/2048	0.000%	4,050,000	1,569,753
Total			3,146,806
Belarus 0.3%
Republic of Belarus International Bond(b)
02/28/2023	6.875%	700,000	700,573
02/28/2030	6.200%	750,000	718,960
Total			1,419,533
Brazil 3.0%
Brazil Minas SPE via State of Minas Gerais(b)
02/15/2028	5.333%	240,000	242,498
Brazilian Government International Bond
06/12/2030	3.875%	4,080,000	3,948,108
01/07/2041	5.625%	446,000	464,233
01/27/2045	5.000%	5,730,000	5,513,413
02/21/2047	5.625%	2,100,000	2,190,716
Total			12,358,968
Canada 0.6%
MEGlobal Canada ULC(b)
05/18/2025	5.000%	2,490,000	2,688,544
Chile 0.8%
Chile Government International Bond
01/25/2050	3.500%	1,750,000	1,975,075
Corporación Nacional del Cobre de Chile(b)
09/30/2029	3.000%	1,215,000	1,253,077
Total			3,228,152
China 2.4%
State Grid Overseas Investment 2016 Ltd.(b)
05/04/2027	3.500%	1,300,000	1,434,742
Syngenta Finance NV(b)
04/24/2028	5.182%	7,950,000	8,488,240
Total			9,922,982
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 3.1%
Colombia Government International Bond
01/30/2030	3.000%		9,605,000	9,511,253
04/15/2031	3.125%		407,000	404,209
Ecopetrol SA
04/29/2030	6.875%		2,645,000	3,029,557
Total				12,945,019
Costa Rica 0.4%
Costa Rica Government International Bond(b)
02/19/2031	6.125%		1,800,000	1,560,870
Croatia 0.6%
Croatia Government International Bond(b)
01/26/2024	6.000%		861,000	986,070
Hrvatska Elektroprivreda(b)
10/23/2022	5.875%		710,000	763,510
10/23/2022	5.875%		600,000	645,219
Total				2,394,799
Dominican Republic 4.3%
Dominican Republic Bond(b)
02/05/2027	11.250%	DOP	112,000,000	1,900,106
Dominican Republic International Bond(b)
03/04/2022	10.375%	DOP	74,200,000	1,263,836
01/27/2025	5.500%		2,500,000	2,531,627
01/29/2026	6.875%		500,000	525,200
06/05/2026	9.750%	DOP	132,550,000	1,994,114
01/25/2027	5.950%		4,035,000	4,063,063
01/30/2030	4.500%		4,845,000	4,400,825
04/30/2044	7.450%		1,086,000	1,116,956
01/27/2045	6.850%		271,000	260,676
Total				18,056,403
Egypt 3.4%
Egypt Government International Bond(b)
04/16/2030	5.625%	EUR	3,650,000	3,702,237
04/11/2031	6.375%	EUR	1,600,000	1,666,412
05/29/2032	7.625%		3,585,000	3,502,994
01/31/2047	8.500%		850,000	831,233
02/21/2048	7.903%		1,100,000	1,017,800
03/01/2049	8.700%		1,550,000	1,520,490
05/29/2050	8.875%		2,135,000	2,113,057
Total				14,354,223
El Salvador 0.9%
El Salvador Government International Bond(b)
01/18/2027	6.375%		2,850,000	2,459,781
04/10/2032	8.250%		1,350,000	1,241,099
Total				3,700,880

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ghana 0.7%
Ghana Government International Bond(b)
02/11/2027	6.375%	3,085,000	2,886,514
Guatemala 1.0%
Guatemala Government Bond(b)
04/24/2032	5.375%	2,070,000	2,289,123
06/01/2050	6.125%	1,750,000	2,026,486
Total			4,315,609
Honduras 0.3%
Honduras Government International Bond(b)
06/24/2030	5.625%	1,185,000	1,206,371
India 0.4%
Export-Import Bank of India(b)
01/15/2030	3.250%	1,600,000	1,577,129
Indonesia 10.2%
Indonesia Government International Bond
09/18/2029	3.400%	1,900,000	2,022,617
10/30/2049	3.700%	3,300,000	3,422,001
02/14/2050	3.500%	1,550,000	1,592,590
Indonesia Government International Bond(b)
01/15/2045	5.125%	3,450,000	4,229,439
Pertamina Persero PT(b)
01/21/2050	4.175%	3,500,000	3,464,114
Perusahaan Penerbit SBSN Indonesia III(b)
06/23/2025	2.300%	1,455,000	1,457,288
PT Hutama Karya Persero(b)
05/11/2030	3.750%	1,655,000	1,741,984
PT Indonesia Asahan Aluminium Persero(b)
05/15/2025	4.750%	4,940,000	5,296,961
05/15/2030	5.450%	1,965,000	2,182,636
11/15/2048	6.757%	1,250,000	1,531,417
PT Indonesia Asahan Aluminium Persero Tbk(b)
11/15/2028	6.530%	2,200,000	2,607,513
PT Pertamina Persero(b)
05/30/2044	6.450%	1,750,000	2,229,454
PT Perusahaan Listrik Negara(b)
02/05/2030	3.375%	1,615,000	1,644,380
07/17/2049	4.875%	450,000	489,309
PT Perusahaan Perseroan Persero/Listrik Negara(b)
06/30/2050	4.000%	3,175,000	3,104,724
Saka Energi Indonesia PT(b)
05/05/2024	4.450%	6,000,000	5,503,836
Total			42,520,263
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ivory Coast 1.2%
Ivory Coast Government International Bond(b)
07/23/2024	5.375%		300,000	300,659
10/17/2031	5.875%	EUR	3,345,000	3,532,192
06/15/2033	6.125%		1,000,000	1,000,189
Total				4,833,040
Kazakhstan 2.7%
Kazakhstan Government International Bond(b)
07/21/2045	6.500%		300,000	444,589
KazMunayGas National Co. JSC(b)
04/19/2027	4.750%		5,550,000	6,018,042
04/24/2030	5.375%		2,200,000	2,493,095
04/19/2047	5.750%		1,850,000	2,158,386
Total				11,114,112
Malaysia 0.6%
Petronas Capital Ltd.(b)
04/21/2030	3.500%		2,055,000	2,276,506
Mexico 9.0%
Mexican Bonos
06/09/2022	6.500%	MXN	55,615,900	2,505,136
05/31/2029	8.500%	MXN	15,000,000	774,885
Petroleos Mexicanos(b)
09/12/2024	7.190%	MXN	600,000	22,343
01/23/2030	6.840%		8,700,000	7,634,783
01/28/2031	5.950%		12,745,000	10,498,053
01/23/2050	7.690%		4,551,000	3,777,500
01/23/2050	7.690%		2,350,000	1,950,588
Petroleos Mexicanos
11/12/2026	7.470%	MXN	4,700,000	159,030
03/13/2027	6.500%		2,800,000	2,547,501
02/12/2028	5.350%		4,900,000	4,112,766
01/23/2029	6.500%		400,000	348,900
01/23/2045	6.375%		2,650,000	1,976,562
09/21/2047	6.750%		1,500,000	1,154,720
Total				37,462,767
Mongolia 0.2%
Mongolia Government International Bond(b)
05/01/2023	5.625%		1,000,000	999,832
Morocco 0.6%
OCP SA(b)
04/25/2044	6.875%		2,200,000	2,674,172

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.5%
Syngenta Finance NV(b)
04/24/2023	4.441%		1,750,000	1,834,241
04/24/2028	5.182%		250,000	266,926
Total				2,101,167
Oman 0.8%
Oman Government International Bond(b)
01/17/2028	5.625%		1,750,000	1,636,663
01/17/2048	6.750%		1,850,000	1,602,638
Total				3,239,301
Panama 1.0%
Panama Government International Bond
03/16/2025	3.750%		950,000	1,027,721
04/01/2056	4.500%		2,578,000	3,160,929
Total				4,188,650
Paraguay 2.0%
Paraguay Government International Bond(b)
04/15/2026	5.000%		4,140,000	4,590,250
08/11/2044	6.100%		2,457,000	3,004,724
03/30/2050	5.400%		675,000	768,528
Total				8,363,502
Peru 1.5%
Peruvian Government International Bond
06/20/2030	2.844%		5,950,000	6,371,965
Qatar 5.7%
Qatar Government International Bond(b)
04/23/2028	4.500%		200,000	236,123
03/14/2029	4.000%		7,350,000	8,458,396
04/16/2030	3.750%		6,183,000	7,053,759
04/23/2048	5.103%		2,000,000	2,732,617
03/14/2049	4.817%		3,490,000	4,614,667
04/16/2050	4.400%		600,000	747,059
Total				23,842,621
Romania 0.4%
Romanian Government International Bond(b)
04/03/2049	4.625%	EUR	1,140,000	1,467,679
Russian Federation 3.3%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/2022	4.375%		416,000	433,416
Gazprom PJSC via Gaz Finance PLC(b)
02/25/2030	3.250%		1,675,000	1,667,826
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Russian Foreign Bond - Eurobond(b)
05/27/2026	4.750%	3,000,000	3,417,883
06/23/2027	4.250%	1,200,000	1,341,611
03/21/2029	4.375%	3,600,000	4,091,925
04/04/2042	5.625%	800,000	1,087,650
06/23/2047	5.250%	1,200,000	1,587,300
Total			13,627,611
Saudi Arabia 3.6%
Saudi Government International Bond(b)
03/04/2028	3.625%	1,750,000	1,924,268
04/17/2049	5.000%	500,000	621,451
01/21/2055	3.750%	12,315,000	12,599,686
Total			15,145,405
South Africa 1.6%
Eskom Holdings SOC Ltd.(b)
01/26/2021	5.750%	3,155,000	3,016,855
Republic of South Africa Government International Bond
09/30/2029	4.850%	1,650,000	1,563,218
09/30/2049	5.750%	2,400,000	2,084,440
Total			6,664,513
Sri Lanka 0.6%
Sri Lanka Government International Bond(b)
05/11/2027	6.200%	1,850,000	1,219,473
04/18/2028	6.750%	1,162,000	765,070
03/28/2030	7.550%	900,000	588,532
Total			2,573,075
Turkey 5.3%
Turkey Government International Bond
03/22/2024	5.750%	1,600,000	1,588,535
02/05/2025	7.375%	1,550,000	1,633,610
04/14/2026	4.250%	1,300,000	1,184,923
10/09/2026	4.875%	1,000,000	928,035
03/25/2027	6.000%	1,400,000	1,366,940
02/17/2028	5.125%	8,250,000	7,600,291
04/26/2029	7.625%	3,000,000	3,162,126
01/14/2041	6.000%	1,400,000	1,210,439
02/17/2045	6.625%	2,210,000	2,012,544
05/11/2047	5.750%	1,500,000	1,230,138
Total			21,917,581
Ukraine 2.7%
NAK Naftogaz Ukraine via Kondor Finance PLC(b)
11/08/2026	7.625%	1,400,000	1,361,865
Ukraine Government International Bond(b)
09/01/2023	7.750%	700,000	734,158
09/01/2026	7.750%	6,775,000	7,064,775
09/25/2032	7.375%	1,600,000	1,611,649
09/25/2032	7.375%	300,000	302,184

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine Railways Via Shortline PLC(b)
09/15/2021	9.875%	300,000	302,281
Total			11,376,912
United Arab Emirates 5.4%
Abu Dhabi Government International Bond(b)
10/11/2027	3.125%	1,800,000	1,968,749
09/30/2029	2.500%	2,000,000	2,098,326
04/16/2030	3.125%	1,950,000	2,148,530
09/30/2049	3.125%	8,150,000	8,509,883
04/16/2050	3.875%	490,000	580,672
DP World Crescent Ltd.(b)
09/26/2028	4.848%	2,050,000	2,160,299
07/18/2029	3.875%	1,800,000	1,767,789
01/30/2030	3.750%	1,300,000	1,262,679
DP World PLC(b)
07/02/2037	6.850%	1,750,000	2,132,852
Total			22,629,779
Venezuela 0.1%
Petroleos de Venezuela SA(b),(f)
05/16/2024	0.000%	12,559,928	301,438
Venezuela Government International Bond(b),(f)
10/13/2024	0.000%	4,300,000	247,250
Total			548,688
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands 1.4%
CNOOC Finance Ltd.
09/30/2029	2.875%	1,190,000	1,265,337
Sinopec Group Overseas Development 2017 Ltd.(b)
09/13/2027	3.250%	2,800,000	3,013,379
Sinopec Group Overseas Development 2018 Ltd.(b)
09/12/2028	4.250%	1,500,000	1,726,599
Total			6,005,315
Total Foreign Government Obligations (Cost $364,141,751)			352,752,215

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(g),(h)	12,539,535	12,539,535
Total Money Market Funds (Cost $12,539,535)		12,539,535
Total Investments in Securities (Cost $415,669,974)		403,223,960
Other Assets & Liabilities, Net		13,568,629
Net Assets		$416,792,589

At June 30, 2020, securities and/or cash totaling $218,040 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
89,000,000 MXN	3,912,795 USD	Goldman Sachs	07/27/2020	54,446	—
10,963,700 EUR	12,278,251 USD	UBS	07/27/2020	—	(46,593)
1,752,121 USD	1,561,000 EUR	UBS	07/27/2020	2,677	—
Total				57,123	(46,593)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Treasury Bond	30	09/2020	USD	6,544,688	—	(24,719)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(49)	09/2020	USD	(7,716,734)	—	(31,501)
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $300,513,224, which represents 72.10% of total net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2020.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2020, the total value of these securities amounted to $3,695,494, which represents 0.89% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	29,022,522	213,592,778	(230,076,983)	1,218	12,539,535	2,472	136,699	12,539,535
Currency Legend
DOP	Dominican Republic Peso
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	37,932,210	—	37,932,210
Foreign Government Obligations	—	352,752,215	—	352,752,215
Money Market Funds	12,539,535	—	—	12,539,535
Total Investments in Securities	12,539,535	390,684,425	—	403,223,960
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	57,123	—	57,123
Liability
Forward Foreign Currency Exchange Contracts	—	(46,593)	—	(46,593)
Futures Contracts	(56,220)	—	—	(56,220)
Total	12,483,315	390,694,955	—	403,178,270
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $403,130,439)	$390,684,425
Affiliated issuers (cost $12,539,535)	12,539,535
Foreign currency (cost $132,433)	130,998
Margin deposits on:
Futures contracts	218,040
Unrealized appreciation on forward foreign currency exchange contracts	57,123
Receivable for:
Investments sold	2,676,431
Capital shares sold	315,069
Dividends	4,992
Interest	5,755,839
Interfund lending	12,400,000
Foreign tax reclaims	50,903
Variation margin for futures contracts	12,250
Total assets	424,845,605
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	46,593
Payable for:
Investments purchased	7,027,303
Investments purchased on a delayed delivery basis	825,000
Capital shares purchased	7,102
Variation margin for futures contracts	30,937
Management services fees	6,774
Distribution and/or service fees	1,501
Service fees	44,026
Compensation of board members	35,244
Compensation of chief compliance officer	33
Other expenses	28,503
Total liabilities	8,053,016
Net assets applicable to outstanding capital stock	$416,792,589
Represented by
Paid in capital	449,925,376
Total distributable earnings (loss)	(33,132,787)
Total - representing net assets applicable to outstanding capital stock	$416,792,589
Class 1
Net assets	$195,214,753
Shares outstanding	21,241,654
Net asset value per share	$9.19
Class 2
Net assets	$221,577,836
Shares outstanding	24,127,313
Net asset value per share	$9.18
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	13

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$136,699
Interest	9,012,014
Interfund lending	900
Foreign taxes withheld	(138,124)
Total income	9,011,489
Expenses:
Management services fees	1,118,173
Distribution and/or service fees
Class 2	256,701
Service fees	207,729
Compensation of board members	6,049
Custodian fees	17,336
Printing and postage fees	4,739
Audit fees	15,739
Legal fees	5,597
Interest on collateral	91
Compensation of chief compliance officer	39
Other	13,172
Total expenses	1,645,365
Net investment income	7,366,124
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,116,114)
Investments — affiliated issuers	2,472
Foreign currency translations	(69,763)
Forward foreign currency exchange contracts	1,180,339
Futures contracts	797,305
Net realized loss	(8,205,761)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(12,588,671)
Investments — affiliated issuers	1,218
Foreign currency translations	(16,153)
Forward foreign currency exchange contracts	224,970
Futures contracts	113,628
Foreign capital gains tax	4,716
Net change in unrealized appreciation (depreciation)	(12,260,292)
Net realized and unrealized loss	(20,466,053)
Net decrease in net assets resulting from operations	$(13,099,929)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$7,366,124	$13,887,243
Net realized loss	(8,205,761)	(4,471,690)
Net change in unrealized appreciation (depreciation)	(12,260,292)	19,981,875
Net increase (decrease) in net assets resulting from operations	(13,099,929)	29,397,428
Distributions to shareholders
Net investment income and net realized gains
Class 1	(3,093,087)	(5,770,070)
Class 2	(3,201,359)	(7,919,119)
Total distributions to shareholders	(6,294,446)	(13,689,189)
Increase in net assets from capital stock activity	115,431,568	79,887,212
Total increase in net assets	96,037,193	95,595,451
Net assets at beginning of period	320,755,396	225,159,945
Net assets at end of period	$416,792,589	$320,755,396

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	8,724,035	85,446,105	175,700	1,682,377
Distributions reinvested	357,550	3,093,087	604,759	5,770,070
Redemptions	(74,725)	(680,950)	(44,593)	(427,461)
Net increase	9,006,860	87,858,242	735,866	7,024,986
Class 2
Subscriptions	3,378,190	30,983,129	7,494,460	71,657,793
Distributions reinvested	369,884	3,201,359	829,976	7,919,119
Redemptions	(746,327)	(6,611,162)	(703,451)	(6,714,686)
Net increase	3,001,747	27,573,326	7,620,985	72,862,226
Total net increase	12,008,607	115,431,568	8,356,851	79,887,212
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$9.62	0.18	(0.46)	(0.28)	(0.15)	(0.15)
Year Ended 12/31/2019	$9.01	0.50	0.60	1.10	(0.49)	(0.49)
Year Ended 12/31/2018	$10.15	0.53	(1.23)	(0.70)	(0.44)	(0.44)
Year Ended 12/31/2017	$9.50	0.59	0.52	1.11	(0.46)	(0.46)
Year Ended 12/31/2016	$8.77	0.55	0.43	0.98	(0.25)	(0.25)
Year Ended 12/31/2015	$9.01	0.52	(0.61)	(0.09)	(0.15)	(0.15)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$9.61	0.17	(0.46)	(0.29)	(0.14)	(0.14)
Year Ended 12/31/2019	$9.00	0.47	0.61	1.08	(0.47)	(0.47)
Year Ended 12/31/2018	$10.15	0.51	(1.25)	(0.74)	(0.41)	(0.41)
Year Ended 12/31/2017	$9.49	0.57	0.52	1.09	(0.43)	(0.43)
Year Ended 12/31/2016	$8.76	0.53	0.43	0.96	(0.23)	(0.23)
Year Ended 12/31/2015	$9.02	0.49	(0.60)	(0.11)	(0.15)	(0.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$9.19	(2.81%)	0.75%(c),(d)	0.75%(c),(d)	4.10%(c)	80%	$195,215
Year Ended 12/31/2019	$9.62	12.35%	0.76%	0.76%	5.21%	137%	$117,692
Year Ended 12/31/2018	$9.01	(7.04%)	0.76%(d)	0.76%(d)	5.53%	64%	$103,590
Year Ended 12/31/2017	$10.15	11.85%	0.75%	0.75%	5.88%	42%	$110,275
Year Ended 12/31/2016	$9.50	11.34%	0.75%	0.75%	5.92%	26%	$98,824
Year Ended 12/31/2015	$8.77	(1.03%)	0.75%	0.75%	5.77%	64%	$87,659
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$9.18	(2.94%)	1.00%(c),(d)	1.00%(c),(d)	3.83%(c)	80%	$221,578
Year Ended 12/31/2019	$9.61	12.09%	1.01%	1.01%	4.94%	137%	$203,064
Year Ended 12/31/2018	$9.00	(7.38%)	1.02%(d)	1.02%(d)	5.32%	64%	$121,570
Year Ended 12/31/2017	$10.15	11.69%	1.01%	1.01%	5.70%	42%	$94,637
Year Ended 12/31/2016	$9.49	11.07%	1.01%	1.01%	5.63%	26%	$40,731
Year Ended 12/31/2015	$8.76	(1.31%)	1.01%	1.01%	5.49%	64%	$16,653
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	17

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
18	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
20	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	57,123

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	46,593
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	56,220*
Total		102,813

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	1,180,339	—	1,180,339
Interest rate risk	—	797,305	797,305
Total	1,180,339	797,305	1,977,644

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	224,970	—	224,970
Interest rate risk	—	113,628	113,628
Total	224,970	113,628	338,598
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	8,375,469
Futures contracts — short	7,837,164

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	546,219	(145,895)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
22	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2020:
	Goldman Sachs ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	54,446	2,677	57,123
Total assets	54,446	2,677	57,123
Liabilities
Forward foreign currency exchange contracts	-	46,593	46,593
Total liabilities	-	46,593	46,593
Total financial and derivative net assets	54,446	(43,916)	10,530
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	54,446	(43,916)	10,530

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.600% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
24	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the six months ended June 30, 2020, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $2,460,700, respectively.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.11% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2020 through April 30, 2021	Prior to May 1, 2020
Class 1	0.83%	0.77%
Class 2	1.08	1.02
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
415,670,000	11,805,000	(24,297,000)	(12,492,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2019, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(3,384,809)	(11,754,305)	(15,139,114)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
26	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $403,100,054 and $270,075,407, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	11,200,000	0.90	4
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had an outstanding interfund loan balance at June 30, 2020 as shown on the Statement of Assets and Liabilities. The loans are unsecured.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Latin America Region. The Fund is particularly susceptible to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Latin America region. These include risks of elevated and volatile interest, inflation and unemployment rates. Currency devaluations, exchange rate volatility and relatively high dependence upon commodities and international trade may also present additional risks for the Fund. Latin American economies may be susceptible to adverse government regulatory and economic intervention and controls, limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities, inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
28	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At June 30, 2020, one unaffiliated shareholder of record owned 48.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 47.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
30	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	31

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
32	Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Emerging Markets Bond Fund | Semiannual Report 2020	33

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Columbia Variable Portfolio – Emerging Markets Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6537 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Balanced Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Balanced Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Balanced Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks maximum total investment return through a combination of capital growth and current income.
Portfolio management
Guy Pope, CFA
Lead Portfolio Manager
Managed Fund since 2011
Jason Callan
Portfolio Manager
Managed Fund since 2018
Gregory Liechty
Portfolio Manager
Managed Fund since 2011
Ronald Stahl, CFA
Portfolio Manager
Managed Fund since 2011
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	06/25/14	1.06	8.88	7.42	10.45
Class 2*	06/25/14	0.91	8.61	7.15	10.21
Class 3	04/30/86	0.97	8.76	7.26	10.35
Blended Benchmark		0.98	8.58	8.41	10.08
S&P 500 Index		-3.08	7.51	10.73	13.99
Bloomberg Barclays U.S. Aggregate Bond Index		6.14	8.74	4.30	3.82
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 60% S&P 500 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Asset-Backed Securities — Non-Agency	7.1
Commercial Mortgage-Backed Securities - Agency	0.0(a)
Commercial Mortgage-Backed Securities - Non-Agency	3.9
Common Stocks	58.1
Corporate Bonds & Notes	8.4
Exchange-Traded Equity Funds	0.8
Foreign Government Obligations	0.0(a)
Money Market Funds	3.4
Residential Mortgage-Backed Securities - Agency	9.7
Residential Mortgage-Backed Securities - Non-Agency	8.0
Senior Loans	0.0(a)
U.S. Treasury Obligations	0.6
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,010.60	1,021.08	3.80	3.82	0.76
Class 2	1,000.00	1,000.00	1,009.10	1,019.84	5.05	5.07	1.01
Class 3	1,000.00	1,000.00	1,009.70	1,020.49	4.40	4.42	0.88
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2020-1 Class D
03/13/2026	2.390%	2,875,000	2,833,405
Apidos CLO XI(a),(b)
Series 2012-11A Class BRR
3-month USD LIBOR + 1.700% Floor 1.750% 10/17/2030	2.835%	1,925,000	1,859,985
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month USD LIBOR + 1.150% Floor 1.150% 01/20/2031	2.285%	900,000	861,132
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	2.669%	550,000	527,206
Ascentium Equipment Receivables(a)
Series 2019-2A Class D
11/10/2026	2.850%	1,050,000	1,038,301
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	950,000	914,788
Series 2019-B Class A
10/15/2026	2.720%	329,764	330,365
Series 2019-B Class B
10/15/2026	3.150%	1,375,000	1,301,256
Series 2020-REV1 Class A
05/15/2029	2.170%	3,300,000	3,254,045
Series 2020-REV1 Class B
05/15/2029	2.680%	530,000	468,610
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2018-2A Class A
03/20/2025	4.000%	3,075,000	3,151,299
Barings CLO Ltd.(a),(b)
Series 2018-4A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	2.919%	3,450,000	3,337,019
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	2.275%	1,850,000	1,803,336
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	2.585%	3,425,000	3,259,302
Carvana Auto Receivables Trust(a)
Subordinated Series 2019-3A Class C
10/15/2024	2.710%	950,000	938,197
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	46,017	45,600
Series 2019-B Class A
06/17/2024	2.660%	352,802	344,888
Consumer Loan Underlying Bond Club Certificate Issuer Trust(a)
Series 2019-HP1 Class A
12/15/2026	2.590%	1,979,790	1,997,623
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	1,000,000	932,349
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	365,588	366,738
DLL LLC(a)
Series 2019-MT3 Class A2
01/20/2022	2.130%	1,650,000	1,660,012
Drive Auto Receivables Trust
Series 2019-2 Class C
06/16/2025	3.420%	2,125,000	2,142,646
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	1,750,000	1,792,094
Subordinated Series 2018-5 Class C
01/15/2025	3.990%	1,125,000	1,135,254
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	225,000	227,971
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	2.449%	460,000	455,444
Series 2014-33A Class BR2
3-month USD LIBOR + 1.750% Floor 1.750% 04/15/2029	2.969%	550,000	540,050
Dryden 41 Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month USD LIBOR + 0.970% Floor 0.970% 04/15/2031	2.189%	2,100,000	2,038,518
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 42 Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month USD LIBOR + 1.550% 07/15/2030	2.769%	950,000	904,207
Dryden 55 CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month USD LIBOR + 1.020% 04/15/2031	2.239%	1,300,000	1,272,805
DT Auto Owner Trust(a)
Subordinated Series 2019-1A Class C
11/15/2024	3.610%	800,000	806,928
Subordinated Series 2019-3A Class D
04/15/2025	2.960%	1,600,000	1,587,017
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	1,400,000	1,387,983
Subordinated Series 2020-2A Class D
03/16/2026	4.730%	125,000	131,974
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	1,250,000	1,257,563
Series 2019-4A Class D
09/15/2025	2.580%	1,425,000	1,419,690
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	1,100,000	991,578
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	350,000	369,328
Ford Credit Auto Owner Trust(a)
Series 2016-2 Class A
12/15/2027	2.030%	1,750,000	1,770,614
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	683,389	689,675
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-1A Class C
11/17/2025	2.720%	1,500,000	1,443,830
Subordinated Series 2020-2A Class B
06/16/2025	3.160%	750,000	762,542
Hilton Grand Vacations Trust(a)
Series 2014-AA Class A
11/25/2026	1.770%	125,300	125,256
Series 2018-AA Class A
02/25/2032	3.540%	432,957	439,241
Series 2019-AA Class A
07/25/2033	2.340%	1,040,885	1,031,375
Jay Park CLO Ltd.(a),(b)
Series 2016-1A Class A2R
3-month USD LIBOR + 1.450% 10/20/2027	2.585%	4,075,000	3,999,633
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class B1
3-month USD LIBOR + 1.800% Floor 1.800% 10/15/2032	3.019%	3,600,000	3,490,877
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class ARR
3-month USD LIBOR + 1.100% 10/15/2031	2.319%	2,150,000	2,094,173
Marlette Funding Trust(a)
Series 2018-4A Class A
12/15/2028	3.710%	283,137	285,539
Series 2019-1A Class A
04/16/2029	3.440%	307,407	304,511
Series 2019-3A Class B
09/17/2029	3.070%	1,725,000	1,657,656
Subordinated Series 2019-2A Class B
07/16/2029	3.530%	725,000	723,237
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	94,828	95,106
Series 2016-1A Class A
12/20/2033	2.250%	230,985	227,615
Octagon Investment Partners 39 Ltd.(a),(b)
Series 2018-3A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2030	2.985%	3,525,000	3,393,976
Octane Receivables Trust(a)
Series 2019-1A Class A
09/20/2023	3.160%	610,067	607,808
Ocwen Master Advance Receivables Trust(a)
Series 2019-T1 Class AT1
08/15/2050	2.514%	275,000	274,670
Series 2019-T1 Class DT1
08/15/2050	3.107%	150,000	149,641
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class A
04/15/2025	3.540%	90,061	89,595
Series 2019-2A Class B
09/15/2025	3.690%	975,000	962,073
Series 2019-3A Class B
07/15/2025	3.590%	1,000,000	981,758
SCF Equipment Leasing LLC(a)
Series 2019-2A Class B
08/20/2026	2.760%	1,275,000	1,215,191
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-3A Class A
10/20/2033	2.430%	223,620	221,404

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-2A Class A
06/20/2035	3.500%	367,374	368,757
Series 2018-3A Class A
09/20/2035	3.690%	251,085	252,438
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	144,606	145,474
SoFi Consumer Loan Program Trust(a)
Series 2018-3 Class B
08/25/2027	4.020%	425,000	388,865
Series 2019-1 Class B
02/25/2028	3.450%	800,000	788,465
United Auto Credit Securitization Trust(a)
Subordinated Series 2020-1 Class D
02/10/2025	2.880%	1,075,000	1,074,785
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	525,000	509,212
Upstart Securitization Trust(a)
Series 2019-3 Class A
01/21/2030	2.684%	1,267,146	1,278,112
Voya CLO Ltd.(a),(b)
Series 2017-3A Class A2
3-month USD LIBOR + 1.770% 07/20/2030	2.905%	750,000	721,592
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	566,715	573,300
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-1A Class C
03/15/2024	3.450%	891,000	913,246
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	1,725,000	1,728,197
Subordinated Series 2020-2A Class D
01/15/2026	2.760%	550,000	549,890
Total Asset-Backed Securities — Non-Agency (Cost $87,492,949)			86,015,835

Commercial Mortgage-Backed Securities - Agency 0.0%

Government National Mortgage Association
CMO Series 2012-25 Class A
11/16/2042	2.575%	135,136	135,617
Total Commercial Mortgage-Backed Securities - Agency (Cost $138,735)			135,617

Commercial Mortgage-Backed Securities - Non-Agency 4.3%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	1,173,745	1,260,892
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,299,868	1,394,550
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,200,153	1,284,906
Series 2015-SFR2 Class A
10/17/2045	3.732%	712,763	766,164
Americold 2010 LLC(a)
Series 2010-ARTA Class A1
01/14/2029	3.847%	47,379	47,407
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	500,000	505,028
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month USD LIBOR + 1.300% Floor 1.300% 05/15/2035	1.635%	2,625,000	2,174,820
BBCMS Trust(a),(b)
Subordinated, Series 2018-BXH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2037	1.435%	1,150,000	995,039
Subordinated, Series 2018-BXH Class C
1-month USD LIBOR + 1.500% Floor 1.500% 10/15/2037	1.685%	625,000	529,371
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	1.435%	2,375,000	2,244,478
BX Commercial Mortgage Trust(a),(b)
Series 2018-IND Class C
1-month USD LIBOR + 1.100% Floor 1.100% 11/15/2035	1.284%	1,032,500	1,021,401
Series 2019-XL Class C
1-month USD LIBOR + 1.250% Floor 1.250% 10/15/2036	1.435%	1,098,711	1,064,895
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Floor 1.587%, Cap 1.587% 10/15/2036	1.771%	699,000	645,247
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	2.071%	622,000	561,824

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CLNY Trust(a),(b)
Series 2019-IKPR Class D
1-month USD LIBOR + 2.025% Floor 2.025% 11/15/2038	2.210%	1,900,000	1,596,070
COMM Mortgage Trust(a),(b)
Series 2019-WCM Class C
1-month USD LIBOR + 1.300% Floor 1.300% 10/15/2036	1.485%	1,250,000	1,207,860
COMM Mortgage Trust(a),(c)
Series 2020-CBM Class D
02/10/2037	3.754%	475,000	425,687
DBUBS Mortgage Trust(a)
Series 2011-LC1A Class A3
11/10/2046	5.002%	144,367	145,125
Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.085%	987,621	968,926
Home Partners of America Trust(a)
Series 2019-2 Class D
10/19/2039	3.121%	1,110,876	1,041,103
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class A
1-month USD LIBOR + 0.700% 03/17/2037	0.885%	1,968,396	1,932,641
Series 2018-SFR3 Class A
1-month USD LIBOR + 1.000% Floor 1.000% 07/17/2037	1.194%	2,507,374	2,487,546
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	1.244%	3,186,292	3,179,385
Morgan Stanley Capital I Trust(a)
Series 2011-C1 Class A4
09/15/2047	5.033%	126,577	128,273
Series 2019-MEAD Class D
11/10/2036	3.177%	1,175,000	1,023,375
Morgan Stanley Capital I Trust
Series 2016-BNK2 Class A2
11/15/2049	2.454%	975,000	987,240
Progress Residential Trust(a)
Series 2018-SF3 Class A
10/17/2035	3.880%	3,697,675	3,813,628
Series 2018-SFR2 Class A
08/17/2035	3.712%	665,000	681,590
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-SFR3 Class C
09/17/2036	2.721%	750,000	759,388
Series 2019-SFR3 Class D
09/17/2036	2.871%	1,125,000	1,106,388
Series 2019-SFR4 Class C
10/17/2036	3.036%	2,850,000	2,898,944
Series 2020-SFR1 Class C
04/17/2037	2.183%	325,000	315,063
Series 2020-SFR1 Class D
04/17/2037	2.383%	675,000	647,195
Series 2020-SFR2 Class A
06/18/2037	2.078%	425,000	438,292
Subordinated Series 2019-SFR2 Class C
05/17/2036	3.545%	1,000,000	1,027,742
Subordinated Series 2020-SFR2 Class C
06/18/2037	3.077%	100,000	100,895
Subordinated Series 2020-SFR2 Class D
06/18/2037	3.874%	125,000	130,097
RETL(a),(b)
Series 2019-RVP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 03/15/2036	1.335%	185,721	175,871
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	1,423,366	1,464,423
Wells Fargo Commercial Mortgage Trust
Series 2017-C39 Class A1
09/15/2050	1.975%	728,953	733,384
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2020-SDAL Class D
1-month USD LIBOR + 2.090% Floor 2.090% 02/15/2037	2.275%	500,000	403,842
WF-RBS Commercial Mortgage Trust
Series 2012-C9 Class A3
11/15/2045	2.870%	1,505,488	1,542,866
Series 2012-C9 Class ASB
11/15/2045	2.445%	442,825	447,828
Series 2013-C15 Class A3
08/15/2046	3.881%	843,528	882,625
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $48,305,358)			47,189,314

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks 62.9%
Issuer	Shares	Value ($)
Communication Services 8.0%
Entertainment 1.4%
Activision Blizzard, Inc.	96,180	7,300,062
Walt Disney Co. (The)	68,270	7,612,788
Total		14,912,850
Interactive Media & Services 4.1%
Alphabet, Inc., Class A(d)	9,754	13,831,660
Alphabet, Inc., Class C(d)	10,388	14,684,581
Facebook, Inc., Class A(d)	76,245	17,312,952
Total		45,829,193
Media 1.6%
Comcast Corp., Class A	450,234	17,550,121
Wireless Telecommunication Services 0.9%
T-Mobile U.S.A., Inc.(d)	98,269	10,234,716
Total Communication Services		88,526,880
Consumer Discretionary 7.5%
Hotels, Restaurants & Leisure 0.5%
McDonald’s Corp.	28,570	5,270,308
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.(d)	15,005	41,396,094
eBay, Inc.	185,965	9,753,864
Total		51,149,958
Multiline Retail 0.7%
Dollar Tree, Inc.(d)	86,985	8,061,770
Specialty Retail 1.7%
AutoZone, Inc.(d)	3,640	4,106,357
Lowe’s Companies, Inc.	112,459	15,195,460
Total		19,301,817
Total Consumer Discretionary		83,783,853
Consumer Staples 3.0%
Food Products 1.7%
ConAgra Foods, Inc.	226,043	7,949,933
Mondelez International, Inc., Class A	164,940	8,433,382
Tyson Foods, Inc., Class A	45,130	2,694,712
Total		19,078,027
Household Products 0.4%
Colgate-Palmolive Co.	49,635	3,636,260
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.9%
Philip Morris International, Inc.	144,940	10,154,496
Total Consumer Staples		32,868,783
Energy 2.0%
Oil, Gas & Consumable Fuels 2.0%
Canadian Natural Resources Ltd.	329,989	5,751,708
Chevron Corp.	128,556	11,471,052
EOG Resources, Inc.	100,781	5,105,566
Total		22,328,326
Total Energy		22,328,326
Financials 7.0%
Banks 2.4%
Bank of America Corp.	193,495	4,595,506
Citigroup, Inc.	76,604	3,914,464
JPMorgan Chase & Co.	171,007	16,084,919
PNC Financial Services Group, Inc. (The)	16,390	1,724,392
Total		26,319,281
Capital Markets 2.1%
BlackRock, Inc.	20,221	11,002,044
Charles Schwab Corp. (The)	92,280	3,113,527
Morgan Stanley	194,386	9,388,844
Total		23,504,415
Consumer Finance 0.3%
American Express Co.	33,840	3,221,568
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B(d)	101,553	18,128,226
Insurance 0.6%
Aon PLC, Class A	35,084	6,757,178
Total Financials		77,930,668
Health Care 8.1%
Biotechnology 0.4%
Alexion Pharmaceuticals, Inc.(d)	41,670	4,677,041
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	83,104	7,598,199
Becton Dickinson and Co.	22,941	5,489,093
Dentsply Sirona, Inc.	57,140	2,517,589

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Medtronic PLC	146,676	13,450,189
Stryker Corp.	28,665	5,165,146
Total		34,220,216
Health Care Providers & Services 2.1%
Anthem, Inc.	26,988	7,097,304
Cigna Corp.	41,955	7,872,856
Quest Diagnostics, Inc.	68,405	7,795,434
Total		22,765,594
Pharmaceuticals 2.5%
Johnson & Johnson	111,431	15,670,542
Merck & Co., Inc.	74,550	5,764,951
Pfizer, Inc.	200,742	6,564,263
Total		27,999,756
Total Health Care		89,662,607
Industrials 4.3%
Aerospace & Defense 1.0%
Northrop Grumman Corp.	18,490	5,684,566
Raytheon Technologies Corp.	96,265	5,931,849
Total		11,616,415
Building Products 0.5%
Carrier Global Corp.	268,962	5,976,336
Industrial Conglomerates 0.3%
Honeywell International, Inc.	21,321	3,082,803
Machinery 1.0%
Stanley Black & Decker, Inc.	75,775	10,561,519
Road & Rail 1.5%
Lyft, Inc., Class A(d)	79,795	2,634,033
Uber Technologies, Inc.(d)	122,405	3,804,347
Union Pacific Corp.	61,580	10,411,331
Total		16,849,711
Total Industrials		48,086,784
Information Technology 19.3%
Communications Equipment 0.6%
Cisco Systems, Inc.	139,325	6,498,118
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	66,160	5,395,348
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.7%
Automatic Data Processing, Inc.	41,095	6,118,635
Fidelity National Information Services, Inc.	101,035	13,547,783
Fiserv, Inc.(d)	84,699	8,268,316
International Business Machines Corp.	29,475	3,559,696
MasterCard, Inc., Class A	50,696	14,990,807
PayPal Holdings, Inc.(d)	35,215	6,135,509
Total		52,620,746
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	58,905	3,524,286
Lam Research Corp.	26,525	8,579,777
Marvell Technology Group Ltd.	101,770	3,568,056
NVIDIA Corp.	16,110	6,120,350
NXP Semiconductors NV	38,599	4,401,830
Total		26,194,299
Software 6.7%
Adobe, Inc.(d)	28,345	12,338,862
Autodesk, Inc.(d)	15,075	3,605,789
Intuit, Inc.	22,140	6,557,647
Microsoft Corp.	234,933	47,811,215
Palo Alto Networks, Inc.(d)	17,090	3,925,060
Total		74,238,573
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	124,492	45,414,682
Western Digital Corp.	89,380	3,946,127
Total		49,360,809
Total Information Technology		214,307,893
Materials 1.9%
Chemicals 1.1%
Air Products & Chemicals, Inc.	23,790	5,744,333
Corteva, Inc.	52,936	1,418,156
Nutrien Ltd.	86,780	2,785,638
Sherwin-Williams Co. (The)	3,103	1,793,069
Total		11,741,196
Metals & Mining 0.8%
Newmont Corp.	150,180	9,272,113
Total Materials		21,013,309

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 0.8%
Equity Real Estate Investment Trusts (REITS) 0.8%
American Tower Corp.	32,579	8,422,975
Total Real Estate		8,422,975
Utilities 1.0%
Electric Utilities 0.8%
American Electric Power Co., Inc.	62,385	4,968,341
FirstEnergy Corp.	90,150	3,496,017
Total		8,464,358
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	194,565	2,819,247
Total Utilities		11,283,605
Total Common Stocks (Cost $535,270,389)		698,215,683

Corporate Bonds & Notes 9.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
BAE Systems PLC(a)
04/15/2030	3.400%	800,000	871,729
Bombardier, Inc.(a)
12/01/2024	7.500%	55,000	35,733
04/15/2027	7.875%	20,000	13,036
L3Harris Technologies Inc.
12/15/2026	3.850%	665,000	762,125
Lockheed Martin Corp.
06/15/2050	2.800%	270,000	283,494
Moog, Inc.(a)
12/15/2027	4.250%	14,000	13,655
Northrop Grumman Corp.
05/01/2050	5.250%	300,000	432,363
Northrop Grumman Systems Corp.
02/15/2031	7.750%	675,000	1,009,337
TransDigm, Inc.
05/15/2025	6.500%	61,000	57,111
03/15/2027	7.500%	39,000	37,472
Subordinated
11/15/2027	5.500%	54,000	47,121
TransDigm, Inc.(a)
12/15/2025	8.000%	28,000	29,411
03/15/2026	6.250%	188,000	187,448
Total			3,780,035
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	38,000	36,752
Automotive 0.1%
Allison Transmission, Inc.(a)
10/01/2024	5.000%	28,000	28,118
Clarios Global LP(a)
05/15/2025	6.750%	5,000	5,204
Delphi Technologies PLC(a)
10/01/2025	5.000%	10,000	10,738
Ford Motor Co.
04/21/2023	8.500%	11,000	11,630
04/22/2025	9.000%	34,000	36,756
04/22/2030	9.625%	3,000	3,556
Ford Motor Credit Co. LLC
03/18/2021	3.336%	73,000	72,268
01/09/2022	3.219%	29,000	28,203
09/08/2024	3.664%	81,000	76,341
01/09/2027	4.271%	55,000	51,310
IAA Spinco, Inc.(a)
06/15/2027	5.500%	53,000	54,791
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	38,000	37,419
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	76,000	74,786
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	21,000	21,651
05/15/2027	8.500%	42,000	42,266
Total			555,037
Banking 1.1%
Ally Financial, Inc.
11/01/2031	8.000%	10,000	12,914
Bank of America Corp.(f)
04/23/2040	4.078%	1,722,000	2,091,515
Capital One Financial Corp.
03/09/2027	3.750%	1,000,000	1,105,031
Citigroup, Inc.
Subordinated
03/09/2026	4.600%	1,300,000	1,482,335
Discover Bank
09/13/2028	4.650%	675,000	775,160
Goldman Sachs Group, Inc. (The)
01/26/2027	3.850%	1,325,000	1,489,103
JPMorgan Chase & Co.(f)
Subordinated
05/13/2031	2.956%	1,630,000	1,729,015

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(f)
01/22/2031	2.699%	825,000	875,662
PNC Financial Services Group, Inc. (The)
01/22/2030	2.550%	875,000	942,296
Wells Fargo & Co.(f)
04/30/2041	3.068%	1,700,000	1,774,365
Total			12,277,396
Brokerage/Asset Managers/Exchanges 0.0%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	7,000	6,963
AG Issuer LLC(a)
03/01/2028	6.250%	6,000	5,685
NFP Corp.(a)
05/15/2025	7.000%	11,000	11,550
07/15/2025	6.875%	45,000	44,379
Total			68,577
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	107,000	107,210
01/15/2028	4.000%	50,000	48,546
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	47,000	42,039
11/15/2026	4.500%	52,000	50,799
Core & Main LP(a)
08/15/2025	6.125%	76,000	75,662
James Hardie International Finance DAC(a)
01/15/2025	4.750%	43,000	43,750
01/15/2028	5.000%	15,000	15,437
Total			383,443
Cable and Satellite 0.4%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	13,000	13,350
02/15/2026	5.750%	33,000	34,210
05/01/2027	5.125%	39,000	40,346
05/01/2027	5.875%	105,000	109,498
06/01/2029	5.375%	34,000	35,868
03/01/2030	4.750%	127,000	130,022
08/15/2030	4.500%	88,000	89,750
Comcast Corp.
08/15/2035	4.400%	825,000	1,025,464
CSC Holdings LLC(a)
10/15/2025	6.625%	63,000	65,441
10/15/2025	10.875%	41,000	44,083
02/01/2028	5.375%	49,000	50,893
02/01/2029	6.500%	155,000	169,696
01/15/2030	5.750%	67,000	69,721
12/01/2030	4.125%	28,000	27,752
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2030	4.625%	28,000	27,211
DISH DBS Corp.
06/01/2021	6.750%	35,000	35,655
11/15/2024	5.875%	32,000	31,841
07/01/2026	7.750%	76,000	80,543
DISH DBS Corp.(a),(g)
07/01/2028	7.375%	54,000	54,066
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	39,000	39,591
02/15/2025	6.625%	32,000	32,032
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	44,000	45,095
04/15/2025	5.375%	61,000	62,678
07/15/2026	5.375%	9,000	9,319
07/01/2030	4.125%	65,000	64,271
Time Warner Cable LLC
05/01/2037	6.550%	1,000,000	1,308,536
Virgin Media Finance PLC(a)
07/15/2030	5.000%	57,000	55,541
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	11,000	11,275
05/15/2029	5.500%	42,000	43,997
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	44,000	43,624
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	53,000	53,644
Ziggo BV(a)
01/15/2027	5.500%	48,000	48,554
01/15/2030	4.875%	20,000	20,000
Total			3,973,567
Chemicals 0.1%
Alpha 2 BV(a),(e)
06/01/2023	8.750%	12,000	11,984
Angus Chemical Co.(a)
02/15/2023	8.750%	45,000	45,441
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	46,000	45,535
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	44,000	44,538
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	27,000	27,143
CF Industries, Inc.
03/15/2034	5.150%	11,000	11,775
03/15/2044	5.375%	3,000	3,247
Chemours Co. (The)
05/15/2025	7.000%	32,000	30,579

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dow Chemical Co. (The)
11/01/2029	7.375%	275,000	388,718
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	6,000	6,255
INEOS Group Holdings SA(a)
08/01/2024	5.625%	50,000	48,426
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	24,000	23,597
LYB International Finance BV
03/15/2044	4.875%	350,000	410,689
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	26,000	26,390
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	108,000	109,186
PQ Corp.(a)
11/15/2022	6.750%	64,000	65,187
12/15/2025	5.750%	26,000	26,270
SPCM SA(a)
09/15/2025	4.875%	16,000	16,184
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	96,000	98,649
WR Grace & Co.(a)
10/01/2021	5.125%	43,000	45,338
WR Grace & Co-Conn(a)
06/15/2027	4.875%	39,000	39,505
Total			1,524,636
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	26,000	26,329
Herc Holdings, Inc.(a)
07/15/2027	5.500%	45,000	45,221
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	44,000	45,232
United Rentals North America, Inc.
09/15/2026	5.875%	54,000	56,580
12/15/2026	6.500%	21,000	22,054
07/15/2030	4.000%	8,000	7,746
Total			203,162
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	56,000	55,695
09/01/2023	7.625%	16,000	14,742
11/01/2024	8.500%	50,000	48,970
ASGN, Inc.(a)
05/15/2028	4.625%	30,000	29,281
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Expedia Group, Inc.(a)
05/01/2025	6.250%	5,000	5,312
05/01/2025	7.000%	15,000	15,710
frontdoor, Inc.(a)
08/15/2026	6.750%	68,000	72,340
Match Group, Inc.(a)
06/01/2028	4.625%	22,000	22,284
02/15/2029	5.625%	31,000	32,750
Staples, Inc.(a)
04/15/2026	7.500%	37,000	29,142
04/15/2027	10.750%	6,000	3,560
Uber Technologies, Inc.(a)
11/01/2023	7.500%	19,000	19,112
05/15/2025	7.500%	52,000	52,413
Total			401,311
Consumer Products 0.0%
CD&R Smokey Buyer, Inc.(a),(g)
07/15/2025	6.750%	27,000	28,113
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	17,000	17,595
01/15/2027	7.750%	107,000	114,309
Mattel, Inc.(a)
12/31/2025	6.750%	41,000	42,525
12/15/2027	5.875%	44,000	45,345
Mattel, Inc.
11/01/2041	5.450%	6,000	4,972
Newell Brands, Inc.
06/01/2025	4.875%	44,000	46,036
Prestige Brands, Inc.(a)
03/01/2024	6.375%	37,000	38,056
01/15/2028	5.125%	25,000	25,096
Spectrum Brands, Inc.
12/15/2024	6.125%	27,000	27,769
Valvoline, Inc.(a)
08/15/2025	4.375%	77,000	77,457
02/15/2030	4.250%	13,000	12,746
Total			480,019
Diversified Manufacturing 0.2%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	32,000	33,117
06/30/2028	4.125%	32,000	31,916
Carrier Global Corp.(a)
04/05/2040	3.377%	875,000	851,844
CFX Escrow Corp.(a)
02/15/2024	6.000%	20,000	20,629
Gates Global LLC/Co.(a)
01/15/2026	6.250%	80,000	78,986

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honeywell International, Inc.
06/01/2050	2.800%	500,000	536,379
MTS Systems Corp.(a)
08/15/2027	5.750%	38,000	35,052
Resideo Funding, Inc.(a)
11/01/2026	6.125%	32,000	31,256
SPX FLOW, Inc.(a)
08/15/2026	5.875%	45,000	46,232
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	12,000	12,565
Welbilt, Inc.
02/15/2024	9.500%	17,000	16,226
WESCO Distribution, Inc.
06/15/2024	5.375%	16,000	16,005
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	53,000	55,876
06/15/2028	7.250%	28,000	29,676
Total			1,795,759
Electric 1.1%
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	348,000	437,179
Calpine Corp.(a)
06/01/2026	5.250%	98,000	98,969
02/15/2028	4.500%	45,000	44,191
03/15/2028	5.125%	24,000	23,493
Clearway Energy Operating LLC
10/15/2025	5.750%	53,000	54,972
09/15/2026	5.000%	72,000	73,649
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	17,000	17,317
CMS Energy Corp.
03/01/2044	4.875%	262,000	341,376
Consolidated Edison Co. of New York, Inc.
12/01/2045	4.500%	550,000	680,052
Dominion Energy, Inc.
10/01/2025	3.900%	750,000	846,688
DTE Energy Co.
04/15/2033	6.375%	600,000	817,254
Emera U.S. Finance LP
06/15/2046	4.750%	800,000	951,246
Indiana Michigan Power Co.
03/15/2037	6.050%	750,000	1,023,439
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	16,000	16,103
09/15/2027	4.500%	56,000	58,577
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
01/15/2027	6.625%	67,000	70,178
01/15/2028	5.750%	14,000	14,801
NRG Energy, Inc.(a)
06/15/2029	5.250%	37,000	38,956
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	21,000	21,117
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	1,165,000	1,301,043
PG&E Corp.
07/01/2028	5.000%	15,000	14,995
07/01/2030	5.250%	11,000	11,061
PPL Capital Funding, Inc.
04/15/2030	4.125%	1,100,000	1,253,750
Progress Energy, Inc.
03/01/2031	7.750%	850,000	1,232,151
Southern Co. (The)
07/01/2046	4.400%	1,135,000	1,354,800
TerraForm Power Operating LLC(a)
01/31/2023	4.250%	27,000	27,361
01/15/2030	4.750%	9,000	9,172
Vistra Energy Corp.(a)
01/30/2026	8.125%	5,000	5,229
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	22,000	22,518
02/15/2027	5.625%	32,000	32,835
07/31/2027	5.000%	50,000	50,520
WEC Energy Group, Inc.
06/15/2025	3.550%	300,000	334,632
Xcel Energy, Inc.
06/01/2030	3.400%	850,000	968,752
Total			12,248,376
Environmental 0.0%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	8,000	8,219
GFL Environmental, Inc.(a)
06/01/2025	4.250%	14,000	14,108
12/15/2026	5.125%	29,000	29,937
05/01/2027	8.500%	108,000	117,457
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	22,000	20,990
Total			190,711
Finance Companies 0.2%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	6,000	5,393

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	2,000,000	2,025,396
Global Aircraft Leasing Co., Ltd.(a),(e)
09/15/2024	6.500%	42,000	29,654
Navient Corp.
06/15/2022	6.500%	39,000	38,308
01/25/2023	5.500%	60,000	57,622
06/15/2026	6.750%	23,000	21,809
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	53,000	50,088
Quicken Loans, Inc.(a)
05/01/2025	5.750%	73,000	74,670
01/15/2028	5.250%	27,000	27,830
Springleaf Finance Corp.
03/15/2023	5.625%	4,000	4,044
03/15/2024	6.125%	70,000	71,051
06/01/2025	8.875%	13,000	13,893
11/15/2029	5.375%	18,000	16,851
Total			2,436,609
Food and Beverage 0.5%
Anheuser-Busch InBev Worldwide, Inc.
01/15/2042	4.950%	1,775,000	2,131,253
Bacardi Ltd.(a)
05/15/2038	5.150%	1,000,000	1,172,067
Conagra Brands, Inc.
11/01/2048	5.400%	640,000	883,557
Cott Holdings, Inc.(a)
04/01/2025	5.500%	45,000	45,313
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	67,000	64,259
JBS Investments II GmbH(a)
01/15/2026	7.000%	42,000	43,799
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	220,000	215,851
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	30,000	31,091
05/15/2028	4.875%	14,000	14,824
PepsiCo, Inc.
03/19/2060	3.875%	675,000	853,441
Performance Food Group, Inc.(a)
05/01/2025	6.875%	14,000	14,605
10/15/2027	5.500%	50,000	48,251
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	41,000	40,876
09/30/2027	5.875%	53,000	53,032
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Post Holdings, Inc.(a)
08/15/2026	5.000%	48,000	48,227
03/01/2027	5.750%	136,000	140,268
04/15/2030	4.625%	92,000	90,204
Total			5,890,918
Gaming 0.1%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	11,000	11,500
12/01/2027	4.750%	37,000	31,822
Boyd Gaming Corp.
04/01/2026	6.375%	13,000	12,354
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	22,000	19,145
Colt Merger Sub, Inc.(a),(g)
07/01/2025	5.750%	14,000	14,074
07/01/2025	6.250%	60,000	59,794
07/01/2027	8.125%	30,000	28,998
Eldorado Resorts, Inc.
04/01/2025	6.000%	40,000	41,816
09/15/2026	6.000%	20,000	22,106
International Game Technology PLC(a)
02/15/2022	6.250%	66,000	66,657
02/15/2025	6.500%	29,000	29,626
01/15/2029	5.250%	28,000	27,339
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	25,000	25,881
02/01/2027	5.750%	28,000	28,966
01/15/2028	4.500%	31,000	30,075
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	46,000	45,128
Scientific Games International, Inc.(a),(g)
07/01/2025	8.625%	23,000	21,507
Scientific Games International, Inc.(a)
10/15/2025	5.000%	106,000	98,292
03/15/2026	8.250%	43,000	38,554
05/15/2028	7.000%	11,000	8,782
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	16,000	16,877
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	19,000	18,255
02/15/2027	3.750%	20,000	18,774
12/01/2029	4.625%	8,000	7,843
08/15/2030	4.125%	20,000	19,068
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	15,000	13,783
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	15,000	15,110
Total			772,126

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.5%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	46,000	46,003
03/01/2024	6.500%	45,000	45,750
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	36,000	36,274
Avantor, Inc.(a)
10/01/2024	6.000%	89,000	92,773
10/01/2025	9.000%	118,000	126,774
Becton Dickinson and Co.
12/15/2044	4.685%	825,000	1,014,737
Cardinal Health, Inc.
03/15/2043	4.600%	800,000	882,705
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	118,000	116,502
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	46,000	48,129
05/01/2028	4.250%	8,000	7,995
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	24,000	22,589
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	36,000	34,330
Cigna Corp.(a)
07/15/2046	4.800%	800,000	1,009,039
CVS Health Corp.
03/25/2048	5.050%	1,125,000	1,470,599
Encompass Health Corp.
02/01/2028	4.500%	26,000	24,945
02/01/2030	4.750%	16,000	15,345
HCA, Inc.
09/01/2028	5.625%	62,000	69,145
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	62,000	64,108
Hologic, Inc.(a)
10/15/2025	4.375%	13,000	13,149
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	14,000	13,019
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	8,000	8,142
02/01/2028	7.250%	6,000	6,092
Select Medical Corp.(a)
08/15/2026	6.250%	76,000	76,827
Teleflex, Inc.(a)
06/01/2028	4.250%	27,000	27,719
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
04/01/2022	8.125%	24,000	25,147
06/15/2023	6.750%	16,000	15,877
07/15/2024	4.625%	51,000	49,954
05/01/2025	5.125%	43,000	41,551
08/01/2025	7.000%	10,000	9,745
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	47,000	49,973
01/01/2026	4.875%	40,000	39,196
02/01/2027	6.250%	39,000	38,681
11/01/2027	5.125%	37,000	36,603
06/15/2028	4.625%	11,000	10,720
Total			5,590,137
Healthcare Insurance 0.2%
Anthem, Inc.
03/01/2028	4.101%	800,000	936,729
Centene Corp.(a)
04/01/2025	5.250%	40,000	41,164
06/01/2026	5.375%	34,000	35,385
Centene Corp.
12/15/2027	4.250%	43,000	44,354
12/15/2029	4.625%	58,000	61,196
02/15/2030	3.375%	80,000	80,717
UnitedHealth Group, Inc.
05/15/2060	3.125%	875,000	935,313
Total			2,134,858
Home Construction 0.0%
Lennar Corp.
11/15/2024	5.875%	32,000	34,961
06/01/2026	5.250%	19,000	20,595
Meritage Homes Corp.
04/01/2022	7.000%	37,000	39,174
06/01/2025	6.000%	22,000	23,485
PulteGroup, Inc.
02/15/2035	6.000%	14,000	16,131
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	27,000	25,544
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	31,000	32,121
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	36,000	37,058
TRI Pointe Group, Inc.
06/15/2028	5.700%	27,000	27,598
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	11,000	11,356
Total			268,023

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	17

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Independent Energy 0.3%
Callon Petroleum Co.
07/01/2026	6.375%	63,000	20,900
Canadian Natural Resources Ltd.
07/15/2030	2.950%	925,000	921,460
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	3,000	1,141
Centennial Resource Production LLC(a)
01/15/2026	5.375%	28,000	14,258
04/01/2027	6.875%	38,000	19,354
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	53,000	47,527
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	28,000	28,217
01/30/2028	5.750%	57,000	54,922
EQT Corp.
10/01/2027	3.900%	17,000	13,823
02/01/2030	7.000%	37,000	38,095
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	17,000	14,133
11/01/2028	6.250%	64,000	50,850
Jagged Peak Energy LLC
05/01/2026	5.875%	27,000	26,303
Matador Resources Co.
09/15/2026	5.875%	85,000	63,053
Noble Energy, Inc.
03/01/2041	6.000%	700,000	681,717
Occidental Petroleum Corp.
09/15/2036	6.450%	575,000	493,471
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	99,000	97,537
02/15/2028	4.125%	17,000	15,400
QEP Resources, Inc.
03/01/2026	5.625%	20,000	12,646
SM Energy Co.
09/15/2026	6.750%	38,000	19,265
01/15/2027	6.625%	22,000	10,866
WPX Energy, Inc.
06/15/2028	5.875%	18,000	17,295
01/15/2030	4.500%	177,000	155,742
Total			2,817,975
Integrated Energy 0.0%
Cenovus Energy, Inc.
04/15/2027	4.250%	160,000	144,855
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.0%
Boyne U.S.A., Inc.(a)
05/01/2025	7.250%	49,000	51,328
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	25,000	23,666
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	28,000	28,115
Cinemark USA, Inc.
06/01/2023	4.875%	34,000	29,444
Cinemark USA, Inc.(a)
05/01/2025	8.750%	18,000	18,861
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	19,000	17,111
03/15/2026	5.625%	14,000	13,268
05/15/2027	6.500%	32,000	32,966
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	23,000	20,579
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	48,000	49,827
Vail Resorts, Inc.(a)
05/15/2025	6.250%	26,000	27,195
Viking Cruises Ltd.(a)
09/15/2027	5.875%	31,000	18,494
VOC Escrow Ltd.(a)
02/15/2028	5.000%	5,000	3,765
Total			334,619
Life Insurance 0.4%
American International Group, Inc.
06/30/2050	4.375%	950,000	1,097,867
MetLife Global Funding I(a)
12/18/2026	3.450%	575,000	650,577
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	900,000	981,922
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	460,000	588,981
05/15/2047	4.270%	250,000	298,468
Voya Financial, Inc.
06/15/2046	4.800%	425,000	504,156
Total			4,121,971
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	13,000	12,946
05/01/2028	5.750%	14,000	14,187

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	65,000	64,709
Total			91,842
Media and Entertainment 0.3%
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	50,000	46,384
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	51,000	48,980
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	24,000	17,347
08/15/2027	6.625%	13,000	6,958
Discovery Communications LLC
06/01/2040	6.350%	715,000	961,130
iHeartCommunications, Inc.
05/01/2026	6.375%	8,440	8,409
05/01/2027	8.375%	61,366	56,183
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	27,000	25,866
01/15/2028	4.750%	41,000	37,880
Lamar Media Corp.(a)
02/15/2028	3.750%	17,000	16,108
01/15/2029	4.875%	16,000	16,172
02/15/2030	4.000%	3,000	2,880
Netflix, Inc.
04/15/2028	4.875%	56,000	59,754
11/15/2028	5.875%	36,000	40,965
05/15/2029	6.375%	55,000	64,083
Netflix, Inc.(a)
06/15/2030	4.875%	36,000	38,594
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	11,000	11,033
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	10,000	9,026
03/15/2030	4.625%	38,000	34,720
RELX Capital, Inc.
05/22/2030	3.000%	910,000	981,672
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	14,000	13,266
TEGNA, Inc.(a)
09/15/2029	5.000%	18,000	16,856
Twitter, Inc.(a)
12/15/2027	3.875%	27,000	27,006
Walt Disney Co. (The)
05/13/2060	3.800%	950,000	1,098,429
Total			3,639,701
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	32,000	32,825
09/30/2026	7.000%	10,000	10,354
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	60,000	56,034
Constellium NV(a)
03/01/2025	6.625%	38,000	38,567
02/15/2026	5.875%	144,000	144,305
Constellium SE(a)
06/15/2028	5.625%	20,000	19,627
Freeport-McMoRan, Inc.
03/01/2022	3.550%	17,000	17,015
11/14/2024	4.550%	36,000	36,611
09/01/2029	5.250%	52,000	53,197
03/15/2043	5.450%	101,000	99,281
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	66,000	65,070
01/15/2025	7.625%	59,000	56,387
Novelis Corp.(a)
09/30/2026	5.875%	107,000	106,851
01/30/2030	4.750%	87,000	83,113
Total			819,237
Midstream 0.6%
Cheniere Energy Partners LP
10/01/2026	5.625%	21,000	20,842
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	35,000	34,035
DCP Midstream Operating LP
07/15/2027	5.625%	29,000	29,181
05/15/2029	5.125%	37,000	35,417
04/01/2044	5.600%	14,000	11,260
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	38,000	34,750
Energy Transfer Partners LP
02/01/2042	6.500%	600,000	654,622
EQM Midstream Partners LP(a)
07/01/2025	6.000%	29,000	29,371
07/01/2027	6.500%	30,000	30,725
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	4,000	3,436
02/01/2028	7.750%	37,000	32,560
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	111,000	105,739
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	1,250,000	1,480,711

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	19

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
02/15/2049	5.500%	785,000	869,607
NuStar Logistics LP
06/01/2026	6.000%	11,000	10,576
04/28/2027	5.625%	26,000	25,127
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	1,100,000	1,216,659
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	32,000	29,414
Southern Natural Gas Co. LLC(a)
03/15/2047	4.800%	370,000	411,938
Sunoco LP/Finance Corp.
01/15/2023	4.875%	55,000	54,784
02/15/2026	5.500%	26,000	25,253
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2023	4.750%	16,000	14,809
09/15/2024	5.500%	11,000	9,984
01/15/2028	5.500%	24,000	20,521
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	55,000	53,063
01/15/2028	5.000%	40,000	37,599
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	79,000	76,049
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	34,000	32,837
Western Gas Partners LP
08/15/2048	5.500%	700,000	570,794
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,100,000	1,202,309
Total			7,163,972
Natural Gas 0.2%
NiSource, Inc.
02/15/2044	4.800%	890,000	1,091,332
Sempra Energy
11/15/2025	3.750%	825,000	906,908
Total			1,998,240
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	24,000	22,285
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	11,000	10,129
Nabors Industries Ltd.(a)
01/15/2026	7.250%	43,000	26,847
01/15/2028	7.500%	9,000	5,558
SESI LLC
09/15/2024	7.750%	7,000	2,495
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	367	319
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	13,000	11,477
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	31,000	26,195
Transocean, Inc.(a)
02/01/2027	8.000%	9,000	4,971
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	15,000	14,565
09/01/2027	6.875%	6,000	5,721
Total			130,562
Other Industry 0.0%
Hillenbrand, Inc.
06/15/2025	5.750%	9,000	9,315
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	19,000	18,220
10/01/2025	5.250%	47,000	40,476
Total			58,696
Packaging 0.1%
ARD Finance SA(a),(e)
06/30/2027	6.500%	7,000	6,931
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	67,000	68,605
08/15/2027	5.250%	74,000	72,657
Berry Global, Inc.
05/15/2022	5.500%	5,000	5,006
07/15/2023	5.125%	68,000	68,405
Berry Global, Inc.(a)
02/15/2026	4.500%	45,000	44,354
BWAY Holding Co.(a)
04/15/2024	5.500%	38,000	37,360
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	45,000	43,605
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	38,000	38,188
07/15/2024	7.000%	35,000	35,153
Silgan Holdings Inc.
03/15/2025	4.750%	16,000	16,272
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	34,000	34,542
08/15/2027	8.500%	58,000	61,982
Total			533,060

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.3%
AbbVie, Inc.(a)
03/15/2035	4.550%	550,000	666,667
AbbVie, Inc.
11/06/2042	4.400%	1,100,000	1,324,861
Amgen, Inc.
03/15/2040	5.750%	474,000	649,967
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%	1,000	1,000
03/15/2024	7.000%	34,000	35,258
11/01/2025	5.500%	45,000	46,112
04/01/2026	9.250%	62,000	67,212
01/31/2027	8.500%	114,000	121,560
08/15/2027	5.750%	34,000	36,023
01/30/2028	5.000%	15,000	14,134
02/15/2029	6.250%	39,000	39,217
01/30/2030	5.250%	22,000	20,848
Bristol-Myers Squibb Co.(a)
02/20/2048	4.550%	400,000	539,462
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	35,000	36,354
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	15,000	15,252
06/15/2028	5.000%	14,000	14,330
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	70,000	71,803
Total			3,700,060
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	57,000	56,594
CNA Financial Corp.
03/01/2026	4.500%	675,000	761,064
HUB International Ltd.(a)
05/01/2026	7.000%	54,000	53,847
Loews Corp.
05/15/2030	3.200%	850,000	923,298
USI, Inc.(a)
05/01/2025	6.875%	11,000	11,088
Total			1,805,891
Railroads 0.2%
CSX Corp.
03/15/2044	4.100%	765,000	923,969
Union Pacific Corp.
09/15/2037	3.600%	715,000	795,784
Total			1,719,753
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	9,000	9,458
10/15/2025	5.000%	135,000	134,226
IRB Holding Corp.(a)
06/15/2025	7.000%	52,000	53,552
02/15/2026	6.750%	88,000	84,095
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	16,000	16,392
Yum! Brands, Inc.(a)
04/01/2025	7.750%	36,000	38,825
Total			336,548
Retail REIT 0.1%
Simon Property Group LP
02/01/2040	6.750%	525,000	747,124
Retailers 0.2%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	2,000	1,940
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	5,000	5,212
Group 1 Automotive, Inc.
06/01/2022	5.000%	28,000	27,931
L Brands, Inc.(a)
07/01/2025	6.875%	28,000	28,929
07/01/2025	9.375%	9,000	9,012
L Brands, Inc.
06/15/2029	7.500%	23,000	20,215
11/01/2035	6.875%	21,000	17,510
Lowe’s Companies, Inc.
04/05/2049	4.550%	575,000	727,509
Penske Automotive Group, Inc.
10/01/2022	5.750%	22,000	22,082
12/01/2024	5.375%	27,000	27,042
PetSmart, Inc.(a)
03/15/2023	7.125%	73,000	71,965
06/01/2025	5.875%	41,000	41,144
Target Corp.
09/15/2030	2.650%	650,000	715,294
Total			1,715,785
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	6,000	6,129
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	18,000	19,500
02/15/2028	5.875%	69,000	71,177

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	21

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	15,000	14,999
02/15/2030	4.875%	63,000	64,690
Kroger Co. (The)
01/15/2048	4.650%	665,000	829,364
Total			1,005,859
Technology 0.6%
Ascend Learning LLC(a)
08/01/2025	6.875%	67,000	67,425
08/01/2025	6.875%	23,000	23,312
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	6,000	6,044
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	17,000	17,824
03/01/2026	9.125%	6,000	6,194
Broadcom, Inc.(a)
11/15/2032	4.300%	1,350,000	1,490,200
Camelot Finance SA(a)
11/01/2026	4.500%	41,000	41,000
CDK Global, Inc.
06/01/2027	4.875%	13,000	13,333
CDK Global, Inc.(a)
05/15/2029	5.250%	32,000	33,115
CommScope Technologies LLC(a)
06/15/2025	6.000%	39,000	37,624
03/15/2027	5.000%	5,000	4,507
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	11,000	11,113
Gartner, Inc.(a)
04/01/2025	5.125%	107,000	109,544
07/01/2028	4.500%	38,000	38,385
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	69,000	71,588
Intel Corp.
03/25/2060	4.950%	550,000	811,050
International Business Machines Corp.
05/15/2040	2.850%	715,000	744,630
Iron Mountain, Inc.
08/15/2024	5.750%	64,000	64,613
Iron Mountain, Inc.(a)
07/15/2028	5.000%	27,000	26,455
09/15/2029	4.875%	9,000	8,746
07/15/2030	5.250%	67,000	65,995
Microchip Technology, Inc.(a)
09/01/2025	4.250%	55,000	55,256
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp.
12/15/2023	6.375%	27,000	27,470
NCR Corp.(a)
04/15/2025	8.125%	52,000	55,137
09/01/2027	5.750%	25,000	24,968
09/01/2029	6.125%	28,000	27,953
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	700,000	753,389
Oracle Corp.
04/15/2038	6.500%	400,000	613,051
Plantronics, Inc.(a)
05/31/2023	5.500%	64,000	56,043
PTC, Inc.(a)
02/15/2025	3.625%	5,000	4,958
02/15/2028	4.000%	7,000	6,950
QUALCOMM, Inc.
05/20/2050	3.250%	650,000	714,093
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	109,000	111,731
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	3,000	3,180
11/15/2026	8.250%	92,000	99,583
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	13,000	13,687
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	16,000	16,278
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	28,000	28,780
06/01/2025	6.750%	7,000	7,100
Verscend Escrow Corp.(a)
08/15/2026	9.750%	74,000	79,728
Total			6,392,032
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	20,000	15,546
07/15/2027	5.750%	5,000	3,820
ERAC U.S.A. Finance LLC(a)
10/15/2037	7.000%	700,000	897,592
Hertz Corp. (The)(a),(h)
06/01/2022	0.000%	39,000	29,409
10/15/2024	0.000%	13,000	4,045
01/15/2028	0.000%	60,000	18,734
XPO Logistics, Inc.(a)
06/15/2022	6.500%	21,000	21,026
Total			990,172

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.2%
Altice France Holding SA(a)
02/15/2028	6.000%	91,000	86,025
Altice France SA(a)
05/01/2026	7.375%	97,000	100,992
01/15/2028	5.500%	96,000	97,016
American Tower Corp.
07/15/2027	3.550%	675,000	748,408
SBA Communications Corp.
09/01/2024	4.875%	53,000	54,258
SBA Communications Corp.(a)
02/15/2027	3.875%	36,000	35,885
Sprint Capital Corp.
03/15/2032	8.750%	25,000	35,758
Sprint Corp.
03/01/2026	7.625%	151,000	178,345
T-Mobile U.S.A., Inc.
01/15/2024	6.500%	30,000	30,650
01/15/2026	6.500%	25,000	26,155
02/01/2026	4.500%	47,000	47,556
02/01/2028	4.750%	33,000	34,859
T-Mobile U.S.A., Inc.(a)
04/15/2040	4.375%	400,000	463,087
Total			1,938,994
Wirelines 0.4%
AT&T, Inc.
08/15/2040	6.000%	1,675,000	2,243,832
CenturyLink, Inc.
03/15/2022	5.800%	56,000	57,541
12/01/2023	6.750%	38,000	40,883
04/01/2025	5.625%	59,000	61,023
CenturyLink, Inc.(a)
12/15/2026	5.125%	46,000	45,936
02/15/2027	4.000%	10,000	9,710
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	46,000	43,745
03/01/2028	6.125%	74,000	71,932
Level 3 Financing, Inc.
05/01/2023	5.125%	35,000	35,003
01/15/2024	5.375%	33,000	33,266
Telecom Italia Capital SA
09/30/2034	6.000%	10,000	10,878
Verizon Communications, Inc.
08/10/2033	4.500%	1,375,000	1,721,164
Total			4,374,913
Total Corporate Bonds & Notes (Cost $93,763,686)			101,602,628
Exchange-Traded Equity Funds 0.9%
	Shares	Value ($)
International Mid Large Cap 0.9%
iShares Core MSCI EAFE ETF	168,620	9,638,319
Total Exchange-Traded Equity Funds (Cost $11,306,141)		9,638,319

Foreign Government Obligations(i) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	15,000	14,002
06/01/2027	5.250%	26,000	22,875
Total			36,877
Total Foreign Government Obligations (Cost $39,274)			36,877

Residential Mortgage-Backed Securities - Agency 10.5%

Federal Home Loan Mortgage Corp.
01/01/2030- 09/01/2043	3.500%	1,253,174	1,352,635
04/01/2032- 06/01/2037	6.000%	169,670	194,994
04/01/2032	7.000%	36,976	43,067
05/01/2032- 07/01/2032	6.500%	251,500	286,619
01/01/2033- 07/01/2043	3.000%	3,185,184	3,384,242
01/01/2034- 05/01/2041	5.000%	665,855	763,261
02/01/2038	5.500%	308,753	354,181
05/01/2039- 08/01/2041	4.500%	1,756,140	1,952,861
08/01/2045	4.000%	118,180	127,675
Federal National Mortgage Association
05/01/2024- 12/01/2028	6.000%	41,218	46,030
03/01/2026- 12/01/2032	7.000%	387,747	415,484
10/01/2026- 08/01/2049	3.500%	6,066,771	6,428,131
11/01/2026- 01/01/2029	4.000%	533,853	565,806
08/01/2028- 09/01/2032	6.500%	101,616	114,973
02/01/2033	2.500%	1,295,521	1,359,269
02/01/2038- 03/01/2038	5.500%	187,311	213,516
Federal National Mortgage Association(j)
09/01/2040	4.000%	708,775	778,092
10/01/2040	4.500%	324,884	361,591
09/01/2049	3.000%	2,358,955	2,486,158

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	23

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(g)
07/16/2035- 07/14/2050	2.500%	21,375,000	22,315,166
07/16/2035- 07/14/2050	3.000%	21,200,000	22,324,056
07/16/2035- 07/14/2050	4.000%	32,200,000	34,112,225
07/14/2050	3.500%	15,325,000	16,118,188
Total Residential Mortgage-Backed Securities - Agency (Cost $115,090,597)			116,098,220

Residential Mortgage-Backed Securities - Non-Agency 8.6%

Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class A3
09/25/2048	3.853%	654,475	660,612
CMO Series 2019-2 Class A3
03/25/2049	3.833%	724,173	740,270
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2017-1 Class A1
01/25/2047	2.810%	43,417	43,432
Arroyo Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	1,018,927	1,045,893
CMO Series 2019-1 Class A1
01/25/2049	3.805%	1,574,004	1,611,471
Bayview Opportunity Master Fund IIIb Trust(a),(c)
Series 2019-LT2 Class A1
10/28/2034	3.376%	292,396	291,507
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	314,868	322,506
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.485%	60,783	60,531
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.285%	302,787	300,484
BRAVO Residential Funding Trust(a),(c)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	606,848	594,559
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	350,000	328,247
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	2,117,186	2,112,951
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	705,729	691,963
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	925,000	821,583
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	1,300,000	1,330,311
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.247%	2,629,391	2,567,820
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	690,130	687,163
COLT 2019-1 Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	620,822	626,605
COLT Mortgage Loan Trust(a),(c)
CMO Series 2018-2 Class A1
07/27/2048	3.470%	181,318	182,975
CMO Series 2018-4 Class A1
12/28/2048	4.006%	802,161	814,978
CMO Series 2020-2 Class A1
03/25/2065	1.853%	840,461	844,891
COLT Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
10/26/2048	3.692%	430,558	437,264
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	2,917,451	3,096,261
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	2.573%	2,055,498	2,097,709
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	127,541	128,084
CMO Series 2018-3A Class A3
08/25/2058	3.963%	349,173	349,507
CMO Series 2018-4A Class A1
10/25/2058	4.080%	1,531,468	1,564,903
CMO Series 2019-1A Class A3
01/25/2059	3.948%	337,594	337,827
Eagle RE Ltd.(a),(b)
Subordinated CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.900% 01/25/2030	1.085%	1,200,000	1,187,951
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	472,050	468,167
CMO Series 2020-1 Class A1
06/25/2065	2.006%	275,000	276,339

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a),(c)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	440,858	429,557
CMO Series 2020-1 Class A1
01/26/2060	2.981%	1,218,343	1,199,995
GCAT Trust(a),(c)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	1,231,069	1,251,637
CMO Series 2019-NQM2 Class A3
09/25/2059	3.162%	712,812	724,693
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	1,819,406	1,881,985
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.085%	1,200,000	1,169,370
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-SL1 Class A1
01/25/2059	2.625%	2,612,226	2,631,231
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class A3
11/25/2058	4.239%	931,924	962,448
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2019-1 Class A3
01/25/2059	3.606%	944,957	937,573
L1C LLC(a),(k)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	350,000	351,750
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2019-GS5 Class A1
05/25/2059	3.200%	1,089,694	1,081,746
MetLife Securitization Trust(a)
CMO Series 2018-1A Class A
03/25/2057	3.750%	819,813	873,477
MFA Trust(a),(c)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	479,006	483,622
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	1,866,239	1,965,277
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	307,263	324,945
CMO Series 2018-NQM1 Class A1
11/25/2048	3.986%	1,222,767	1,260,320
CMO Series 2018-NQM1 Class A3
11/25/2048	4.138%	509,843	522,279
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM2 Class A3
04/25/2049	3.752%	824,337	837,402
OSAT Trust(a),(c)
CMO Series 2020-RPL1 Class A1
12/01/2059	3.072%	2,608,909	2,629,490
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	1,149,127	1,157,894
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	299,283	299,478
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	1,400,018	1,386,751
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 0.950% Floor 0.950% 02/25/2030	1.118%	700,000	692,120
RCO Trust(a),(c)
CMO Series 2018-VFS1 Class A1
12/26/2053	4.270%	2,543,230	2,616,427
RCO V Mortgage LLC(a),(c)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	1,077,636	1,077,634
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	991,898	991,525
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	720,802	720,783
CMO Series 2020-1 Class A3
02/25/2024	2.684%	811,113	786,855
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	510,752	510,760
CMO Series 2019-1 Class A3
06/25/2049	3.299%	477,575	472,857
CMO Series 2019-IMC1 Class A3
04/25/2049	3.754%	306,705	305,366
CMO Series 2019-INV1 Class A1
08/25/2049	2.610%	1,180,298	1,196,572
CMO Series 2019-INV1 Class A3
08/25/2049	2.916%	557,774	547,234
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	1,375,000	1,373,694

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	25

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2020-1 Class A1
03/25/2023	2.734%	3,800,000	3,716,475
Towd Point Mortgage Trust(a)
CMO Series 15-5 Class A1
05/25/2055	3.500%	317,688	322,673
CMO Series 2015-6 Class A1
04/25/2055	3.500%	435,494	447,079
CMO Series 2016-1 Class A1
02/25/2055	3.500%	352,589	360,311
CMO Series 2016-2 Class A1
08/25/2055	3.000%	552,321	567,381
CMO Series 2016-3 Class A1
04/25/2056	2.250%	249,670	251,092
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	460,527	477,050
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	1,955,367	2,053,831
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.185%	1,290,583	1,284,522
CMO Series 2019-HY2 Class A1
1-month USD LIBOR + 1.000% Floor 1.000% 05/25/2058	1.185%	1,491,538	1,480,761
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	300,000	295,965
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(c)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	1,055,042	1,048,344
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(c)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	3,148,252	3,117,493
Vericrest Opportunity Loan Trust(a),(c)
CMO Series 2019-NPL4 Class A1A
08/25/2049	3.352%	1,320,191	1,314,956
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	1,904,849	1,896,646
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	1,327,975	1,315,196
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	1,503,592	1,501,893
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	2,511,440	2,487,249
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	963,182	955,607
Verus Securitization(a),(f)
CMO Series 2020-INV1 Class A1
04/25/2060	1.977%	268,383	268,795
Verus Securitization Trust(a),(c)
CMO Series 2017-1A Class A1
01/25/2047	2.881%	118,844	118,633
CMO Series 2018-2 Class A3
06/01/2058	3.830%	978,596	982,131
CMO Series 2019-1 Class A3
02/25/2059	4.040%	931,284	925,644
CMO Series 2019-3 Class A3
07/25/2059	3.040%	1,272,945	1,264,282
CMO Series 2019-4 Class A3
11/25/2059	3.000%	1,452,161	1,449,501
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	673,113	680,675
CMO Series 2020-1 Class M1
01/25/2060	3.021%	1,000,000	929,997
CMO Series 2020-2 Class A1
05/25/2060	2.226%	1,154,729	1,155,989
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	958,972	940,261
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $95,537,035)			95,889,943

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(l)
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	7.935%	4,859	4,620
Finance Companies 0.0%
Ellie Mae, Inc.(b),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	4.058%	30,768	29,737
Food and Beverage 0.0%
BellRing Brands LLC(b),(l)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	19,500	19,366

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Froneri International Ltd.(b),(l)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.928%	4,000	3,790
Total			23,156
Metals and Mining 0.0%
Big River Steel LLC(b),(l)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.000%	26,719	25,049
Restaurants 0.0%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(b),(l)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.750%	16,785	15,460
Technology 0.0%
Informatica LLC(l),(m)
2nd Lien Term Loan
02/25/2025	7.125%	26,000	25,967
Project Alpha Intermediate Holding, Inc.(b),(l)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	18,972	18,261
Total			44,228
Total Senior Loans (Cost $146,828)			142,250

U.S. Treasury Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2045	2.500%	5,760,000	7,103,700
Total U.S. Treasury Obligations (Cost $6,518,949)			7,103,700

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(n),(o)	40,344,239	40,344,239
Total Money Market Funds (Cost $40,344,128)		40,344,239
Total Investments in Securities (Cost: $1,033,954,069)		1,202,412,625
Other Assets & Liabilities, Net		(92,040,586)
Net Assets		1,110,372,039

At June 30, 2020, securities and/or cash totaling $1,489,611 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	170	09/2020	USD	23,659,219	56,396	—
U.S. Treasury 2-Year Note	50	09/2020	USD	11,041,406	2,258	—
U.S. Treasury 5-Year Note	165	09/2020	USD	20,747,461	50,677	—
U.S. Ultra Treasury Bond	61	09/2020	USD	13,307,531	—	(50,653)
Total					109,331	(50,653)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	27

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $242,785,743, which represents 21.87% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.
(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2020.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2020, the total value of these securities amounted to $52,188, which represents less than 0.01% of total net assets.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Valuation based on significant unobservable inputs.
(l)	The stated interest rate represents the weighted average interest rate at June 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	58,799,963	261,585,842	(280,043,638)	2,072	40,344,239	21,071	335,689	40,344,239
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	86,015,835	—	86,015,835
Commercial Mortgage-Backed Securities - Agency	—	135,617	—	135,617
Commercial Mortgage-Backed Securities - Non-Agency	—	47,189,314	—	47,189,314
Common Stocks
Communication Services	88,526,880	—	—	88,526,880
Consumer Discretionary	83,783,853	—	—	83,783,853
Consumer Staples	32,868,783	—	—	32,868,783
Energy	22,328,326	—	—	22,328,326
Financials	77,930,668	—	—	77,930,668
Health Care	89,662,607	—	—	89,662,607
Industrials	48,086,784	—	—	48,086,784
Information Technology	214,307,893	—	—	214,307,893
Materials	21,013,309	—	—	21,013,309
Real Estate	8,422,975	—	—	8,422,975
Utilities	11,283,605	—	—	11,283,605
Total Common Stocks	698,215,683	—	—	698,215,683
Corporate Bonds & Notes	—	101,602,628	—	101,602,628
Exchange-Traded Equity Funds	9,638,319	—	—	9,638,319
Foreign Government Obligations	—	36,877	—	36,877
Residential Mortgage-Backed Securities - Agency	—	116,098,220	—	116,098,220
Residential Mortgage-Backed Securities - Non-Agency	—	95,538,193	351,750	95,889,943
Senior Loans	—	142,250	—	142,250
U.S. Treasury Obligations	7,103,700	—	—	7,103,700
Money Market Funds	40,344,239	—	—	40,344,239
Total Investments in Securities	755,301,941	446,758,934	351,750	1,202,412,625
Investments in Derivatives
Asset
Futures Contracts	109,331	—	—	109,331
Liability
Futures Contracts	(50,653)	—	—	(50,653)
Total	755,360,619	446,758,934	351,750	1,202,471,303
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	29

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $993,609,941)	$1,162,068,386
Affiliated issuers (cost $40,344,128)	40,344,239
Cash collateral held at broker for:
TBA	4,000
Receivable for:
Investments sold	3,192,709
Investments sold on a delayed delivery basis	21,888
Capital shares sold	384
Dividends	786,340
Interest	1,879,670
Foreign tax reclaims	35,696
Variation margin for futures contracts	781
Expense reimbursement due from Investment Manager	563
Total assets	1,208,334,656
Liabilities
Due to custodian	33,403
Payable for:
Investments purchased	1,349,502
Investments purchased on a delayed delivery basis	95,194,987
Capital shares purchased	1,005,670
Variation margin for futures contracts	94,625
Management services fees	20,688
Distribution and/or service fees	3,753
Service fees	54,378
Compensation of board members	88,998
Compensation of chief compliance officer	126
Other expenses	116,487
Total liabilities	97,962,617
Net assets applicable to outstanding capital stock	$1,110,372,039
Represented by
Trust capital	$1,110,372,039
Total - representing net assets applicable to outstanding capital stock	$1,110,372,039
Class 1
Net assets	$1,320,572
Shares outstanding	41,929
Net asset value per share	$31.50
Class 2
Net assets	$3,760
Shares outstanding	121
Net asset value per share(a)	$31.02
Class 3
Net assets	$1,109,047,707
Shares outstanding	35,443,931
Net asset value per share	$31.29

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	31

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$6,122,526
Dividends — affiliated issuers	335,689
Interest	5,651,032
Foreign taxes withheld	(30,482)
Total income	12,078,765
Expenses:
Management services fees	3,711,743
Distribution and/or service fees
Class 2	5
Class 3	672,813
Service fees	323,112
Compensation of board members	8,519
Custodian fees	21,700
Printing and postage fees	92,103
Audit fees	19,642
Legal fees	9,152
Compensation of chief compliance officer	121
Other	9,251
Total expenses	4,868,161
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(100,338)
Total net expenses	4,767,823
Net investment income	7,310,942
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	18,826,495
Investments — affiliated issuers	21,071
Foreign currency translations	1,786
Futures contracts	6,707,342
Net realized gain	25,556,694
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(25,064,785)
Investments — affiliated issuers	2,072
Foreign currency translations	(611)
Futures contracts	815,060
Net change in unrealized appreciation (depreciation)	(24,248,264)
Net realized and unrealized gain	1,308,430
Net increase in net assets resulting from operations	$8,619,372
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$7,310,942	$16,984,771
Net realized gain	25,556,694	34,757,054
Net change in unrealized appreciation (depreciation)	(24,248,264)	168,774,659
Net increase in net assets resulting from operations	8,619,372	220,516,484
Decrease in net assets from capital stock activity	(36,612,954)	(86,173,545)
Total increase (decrease) in net assets	(27,993,582)	134,342,939
Net assets at beginning of period	1,138,365,621	1,004,022,682
Net assets at end of period	$1,110,372,039	$1,138,365,621

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	19,437	584,452	29,633	859,212
Redemptions	(1,293)	(37,740)	(5,969)	(171,837)
Net increase	18,144	546,712	23,664	687,375
Class 3
Subscriptions	170,639	5,276,682	305,404	8,831,912
Redemptions	(1,434,850)	(42,436,348)	(3,369,941)	(95,692,832)
Net decrease	(1,264,211)	(37,159,666)	(3,064,537)	(86,860,920)
Total net decrease	(1,246,067)	(36,612,954)	(3,040,873)	(86,173,545)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	33

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$31.17	0.22	0.11	0.33
Year Ended 12/31/2019	$25.35	0.48	5.34	5.82
Year Ended 12/31/2018	$26.90	0.42	(1.97)	(1.55)
Year Ended 12/31/2017	$23.46	0.34	3.10	3.44
Year Ended 12/31/2016	$22.00	0.33	1.13	1.46
Year Ended 12/31/2015	$21.59	0.59(d)	(0.18)	0.41
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$30.74	0.18	0.10	0.28
Year Ended 12/31/2019	$25.06	0.41	5.27	5.68
Year Ended 12/31/2018	$26.66	0.34	(1.94)	(1.60)
Year Ended 12/31/2017	$23.30	0.28	3.08	3.36
Year Ended 12/31/2016	$21.91	0.27	1.12	1.39
Year Ended 12/31/2015	$21.56	0.53(d)	(0.18)	0.35
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$30.99	0.20	0.10	0.30
Year Ended 12/31/2019	$25.24	0.45	5.30	5.75
Year Ended 12/31/2018	$26.82	0.38	(1.96)	(1.58)
Year Ended 12/31/2017	$23.42	0.30	3.10	3.40
Year Ended 12/31/2016	$22.01	0.29	1.12	1.41
Year Ended 12/31/2015	$21.64	0.55(d)	(0.18)	0.37

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.33 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$31.50	1.06%	0.78%(c)	0.76%(c)	1.50%(c)	75%	$1,321
Year Ended 12/31/2019	$31.17	22.96%	0.79%	0.76%	1.63%	126%	$741
Year Ended 12/31/2018	$25.35	(5.76%)	0.78%	0.75%	1.53%	81%	$3
Year Ended 12/31/2017	$26.90	14.66%	0.77%	0.74%	1.36%	63%	$3
Year Ended 12/31/2016	$23.46	6.64%	0.79%	0.79%	1.40%	65%	$3
Year Ended 12/31/2015	$22.00	1.90%	0.76%	0.76%	2.69%	89%	$3
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$31.02	0.91%	1.01%(c)	1.01%(c)	1.25%(c)	75%	$4
Year Ended 12/31/2019	$30.74	22.66%	1.03%	1.01%	1.43%	126%	$4
Year Ended 12/31/2018	$25.06	(6.00%)	1.03%	1.00%	1.27%	81%	$3
Year Ended 12/31/2017	$26.66	14.42%	1.02%	0.99%	1.11%	63%	$3
Year Ended 12/31/2016	$23.30	6.34%	1.04%	1.04%	1.16%	65%	$3
Year Ended 12/31/2015	$21.91	1.62%	1.01%	1.01%	2.43%	89%	$3
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$31.29	0.97%	0.90%(c)	0.88%(c)	1.36%(c)	75%	$1,109,048
Year Ended 12/31/2019	$30.99	22.78%	0.91%	0.88%	1.57%	126%	$1,137,620
Year Ended 12/31/2018	$25.24	(5.89%)	0.91%	0.87%	1.40%	81%	$1,004,017
Year Ended 12/31/2017	$26.82	14.52%	0.91%	0.89%	1.20%	63%	$1,165,032
Year Ended 12/31/2016	$23.42	6.41%	0.91%	0.91%	1.27%	65%	$1,059,420
Year Ended 12/31/2015	$22.01	1.71%	0.94%	0.92%	2.51%	89%	$964,446
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	35

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Balanced Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
36	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	37

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
38	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	109,331*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	50,653*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	39

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	6,707,342

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	815,060
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	80,965,133

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
40	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	41

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
42	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.72% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.69% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	43

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap July 1, 2020 through April 30, 2021	Voluntary expense cap May 1, 2020 through June 30, 2020	Contractual expense cap prior to May 1, 2020
Class 1	0.77%	0.76%	0.76%
Class 2	1.02	1.01	1.01
Class 3	0.895	0.885	0.885
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $845,696,967 and $827,353,782, respectively, for the six months ended June 30, 2020, of which $489,751,796 and $498,267,802, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
44	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	45

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
46	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	47

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Balanced Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
48	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020	49

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
50	Columbia Variable Portfolio – Balanced Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Balanced Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6678 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Emerging Markets Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Emerging Markets Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Emerging Markets Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Dara White, CFA
Lead Portfolio Manager
Managed Fund since 2012
Robert Cameron
Portfolio Manager
Managed Fund since 2012
Young Kim
Portfolio Manager
Managed Fund since 2015
Perry Vickery, CFA
Portfolio Manager
Managed Fund since 2017
Derek Lin
Portfolio Manager
Managed Fund since January 2020
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-4.15	7.20	5.89	5.11
Class 2	05/03/10	-4.29	6.86	5.62	4.85
Class 3	05/01/00	-4.22	7.00	5.74	4.97
MSCI Emerging Markets Index (Net)		-9.78	-3.39	2.86	3.27
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Emerging Markets Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	16.2
Consumer Discretionary	25.1
Consumer Staples	3.7
Energy	4.6
Financials	17.6
Health Care	5.6
Industrials	2.8
Information Technology	20.5
Materials	2.2
Real Estate	1.4
Utilities	0.3
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2020)
Argentina	1.6
Brazil	8.2
Canada	0.6
Cayman Islands	0.2
China	34.2
Hong Kong	3.0
Hungary	1.4
India	12.6
Indonesia	4.3
Philippines	1.4
Poland	1.1
Russian Federation	5.3
South Africa	2.6
South Korea	11.3
Taiwan	7.9
Thailand	2.3
United States(a)	2.0
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	958.50	1,019.19	5.55	5.72	1.14
Class 2	1,000.00	1,000.00	957.10	1,017.95	6.76	6.97	1.39
Class 3	1,000.00	1,000.00	957.80	1,018.55	6.18	6.37	1.27
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.8%
Issuer	Shares	Value ($)
Argentina 1.6%
Globant SA(a)	16,567	2,482,565
MercadoLibre, Inc.(a)	3,206	3,160,379
Total		5,642,944
Brazil 7.6%
Afya Ltd., Class A(a)	139,806	3,277,053
Arco Platform Ltd., Class A(a)	36,659	1,593,933
BK Brasil Operacao e Assessoria a Restaurantes SA	775,469	1,618,502
Hapvida Participacoes e Investimentos SA	83,400	964,649
Itaú Unibanco Holding SA, ADR	512,797	2,405,018
Linx SA	147,200	683,745
Localiza Rent a Car SA	168,226	1,269,560
Lojas Renner SA	212,340	1,645,820
Magazine Luiza SA	324,700	4,287,060
Notre Dame Intermedica Participacoes SA	148,400	1,867,928
Pagseguro Digital Ltd., Class A(a)	53,225	1,880,971
Stone Co., Ltd., Class A(a)	81,508	3,159,250
XP, Inc., Class A(a)	50,424	2,118,312
Total		26,771,801
Canada 0.6%
Parex Resources, Inc.(a)	178,307	2,148,720
Cayman Islands 0.2%
Burning Rock Biotech Ltd., ADR(a)	28,524	770,433
China 34.4%
Alibaba Group Holding Ltd., ADR(a)	128,066	27,623,836
BeiGene Ltd., ADR(a)	9,409	1,772,656
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Resources Cement Holdings Ltd.	2,900,000	3,576,639
Country Garden Services Holdings Co., Ltd.	745,000	3,477,927
Glodon Co., Ltd., Class A	147,400	1,459,037
Hangzhou Robam Appliances Co., Ltd., Class A	337,700	1,491,762
JD.com, Inc., ADR(a)	105,071	6,323,173
Kingdee International Software Group Co., Ltd.(a)	1,326,000	3,102,686
Kweichow Moutai Co., Ltd., Class A	19,000	3,945,686
Li Ning Co., Ltd.	1,137,500	3,642,776
Midea Group Co., Ltd., Class A	244,200	2,070,237
Common Stocks (continued)
Issuer	Shares	Value ($)
NetEase, Inc., ADR	8,029	3,447,492
New Oriental Education & Technology Group, Inc., ADR(a)	20,253	2,637,548
Ping An Insurance Group Co. of China Ltd., Class H	422,500	4,211,899
Shenzhou International Group Holdings Ltd.	242,600	2,949,340
Skshu Paint Co., Ltd.	178,495	2,326,197
TAL Education Group, ADR(a)	65,434	4,474,377
Tencent Holdings Ltd.	497,701	31,891,641
Wuliangye Yibin Co., Ltd., Class A	45,100	1,095,792
WuXi AppTec Co., Ltd., Class H	258,916	3,381,356
Wuxi Biologics Cayman, Inc.(a)	331,500	6,084,887
Total		120,986,945
Hong Kong 3.0%
AIA Group Ltd.	394,400	3,690,639
Galaxy Entertainment Group Ltd.	231,000	1,584,602
Melco Resorts & Entertainment Ltd., ADR	54,079	839,306
Techtronic Industries Co., Ltd.	449,000	4,442,656
Total		10,557,203
Hungary 1.4%
OTP Bank Nyrt(a)	100,124	3,519,891
Richter Gedeon Nyrt	70,265	1,457,975
Total		4,977,866
India 12.7%
Apollo Hospitals Enterprise Ltd.	88,371	1,581,389
Asian Paints Ltd.	84,182	1,882,073
Avenue Supermarts Ltd.(a)	79,608	2,443,188
Bajaj Finance Ltd.	47,236	1,777,876
Balkrishna Industries Ltd.	212,707	3,570,766
Bandhan Bank Ltd.(a)	420,257	1,792,189
Bharti Airtel Ltd.(a)	241,606	1,794,402
Eicher Motors Ltd.	9,886	2,400,468
HDFC Bank Ltd., ADR	135,921	6,178,969
HDFC Life Insurance Co., Ltd.(a)	299,076	2,184,496
Indraprastha Gas Ltd.	149,603	879,741
Jubilant Foodworks Ltd.	39,053	893,748
Kotak Mahindra Bank Ltd.	197,290	3,561,088
Petronet LNG Ltd.	632,373	2,164,148
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Reliance Industries Ltd.	352,931	8,027,917
SBI Cards & Payment Services Ltd.	266,121	2,233,307
Tech Mahindra Ltd.	182,700	1,314,553
Total		44,680,318
Indonesia 4.3%
PT Ace Hardware Indonesia Tbk(a)	19,859,100	2,103,037
PT Bank BTPN Syariah Tbk	8,073,600	1,808,875
PT Bank Central Asia Tbk	2,548,200	5,098,442
PT Bank Rakyat Indonesia Persero Tbk	24,067,800	5,137,106
PT Pakuwon Jati Tbk	39,378,400	1,153,969
Total		15,301,429
Philippines 1.4%
Ayala Land, Inc.	5,217,900	3,558,836
BDO Unibank, Inc.	724,250	1,429,144
Total		4,987,980
Poland 1.1%
Dino Polska SA(a)	77,329	3,938,999
Russian Federation 5.3%
Detsky Mir PJSC	913,761	1,294,749
Lukoil PJSC, ADR	48,849	3,631,150
Mail.ru Group Ltd., GDR(a),(d)	50,788	1,145,599
Sberbank of Russia PJSC, ADR(a)	325,577	3,701,077
TCS Group Holding PLC, GDR	75,150	1,525,545
Yandex NV, Class A(a)	147,222	7,364,045
Total		18,662,165
South Africa 2.6%
AVI Ltd.	215,454	875,847
Capitec Bank Holdings Ltd.	32,824	1,631,361
Clicks Group Ltd.	57,861	701,434
Naspers Ltd., Class N	32,845	6,036,267
Total		9,244,909
South Korea 10.2%
Kakao Corp.	12,017	2,696,646
NAVER Corp.	16,035	3,607,607
Pearl Abyss Corp.(a)	8,528	1,551,572
Samsung Electro-Mechanics Co., Ltd.	37,603	4,079,554
Samsung Electronics Co., Ltd.	329,137	14,570,116
Samsung SDI Co., Ltd.	8,654	2,646,061
Common Stocks (continued)
Issuer	Shares	Value ($)
SK Biopharmaceuticals Co., Ltd.(a),(b),(c)	7,168	292,000
SK Hynix, Inc.	89,100	6,361,607
Total		35,805,163
Taiwan 8.0%
MediaTek, Inc.	246,000	4,863,575
Sea Ltd. ADR(a)	26,494	2,841,217
Silergy Corp.	38,000	2,489,315
Taiwan Semiconductor Manufacturing Co., Ltd.	1,556,838	16,626,283
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	21,290	1,208,633
Total		28,029,023
Thailand 2.4%
Mega Lifesciences PCL, Foreign Registered Shares	1,006,400	1,224,407
Muangthai Capital PCL, Foreign Registered Shares	2,098,000	3,563,624
Srisawad Corp., PCL, Foreign Registered Shares(a)	1,062,570	1,785,291
Tisco Financial Group PCL, Foreign Registered Shares	750,100	1,692,945
Total		8,266,267
Total Common Stocks (Cost $246,760,397)		340,772,165

Preferred Stocks 1.8%
Issuer	Shares	Value ($)
Brazil 0.6%
Azul SA(a)	160,400	597,876
Lojas Americanas SA	271,095	1,610,189
Total		2,208,065
South Korea 1.2%
Samsung Electronics Co., Ltd.	104,067	4,053,858
Total Preferred Stocks (Cost $4,818,521)		6,261,923

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(e),(f)	7,039,575	7,039,575
Total Money Market Funds (Cost $7,039,838)		7,039,575
Total Investments in Securities (Cost $258,618,756)		354,073,663
Other Assets & Liabilities, Net		(1,969,109)
Net Assets		$352,104,554

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2020, the total value of these securities amounted to $292,001, which represents 0.08% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $1,145,599, which represents 0.33% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	1,091,846	43,996,822	(38,048,830)	(263)	7,039,575	(439)	16,572	7,039,575
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	5,642,944	—	—	5,642,944
Brazil	26,771,801	—	—	26,771,801
Canada	2,148,720	—	—	2,148,720
Cayman Islands	770,433	—	—	770,433
China	46,279,082	74,707,862	1	120,986,945
Hong Kong	839,306	9,717,897	—	10,557,203
Hungary	—	4,977,866	—	4,977,866
India	6,178,969	38,501,349	—	44,680,318
Indonesia	—	15,301,429	—	15,301,429
Philippines	—	4,987,980	—	4,987,980
Poland	—	3,938,999	—	3,938,999
Russian Federation	7,364,045	11,298,120	—	18,662,165
South Africa	—	9,244,909	—	9,244,909
South Korea	—	35,513,163	292,000	35,805,163
Taiwan	4,049,850	23,979,173	—	28,029,023
Thailand	—	8,266,267	—	8,266,267
Total Common Stocks	100,045,150	240,435,014	292,001	340,772,165
Preferred Stocks
Brazil	2,208,065	—	—	2,208,065
South Korea	—	4,053,858	—	4,053,858
Total Preferred Stocks	2,208,065	4,053,858	—	6,261,923
Money Market Funds	7,039,575	—	—	7,039,575
Total Investments in Securities	109,292,790	244,488,872	292,001	354,073,663
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $251,578,918)	$347,034,088
Affiliated issuers (cost $7,039,838)	7,039,575
Foreign currency (cost $307,783)	307,433
Receivable for:
Investments sold	1,235
Capital shares sold	99,366
Dividends	316,888
Foreign tax reclaims	16,135
Expense reimbursement due from Investment Manager	705
Total assets	354,815,425
Liabilities
Due to custodian	12,327
Payable for:
Investments purchased	1,391,920
Capital shares purchased	484,164
Foreign capital gains taxes deferred	651,078
Management services fees	9,187
Distribution and/or service fees	824
Service fees	8,257
Compensation of board members	83,923
Compensation of chief compliance officer	52
Other expenses	69,139
Total liabilities	2,710,871
Net assets applicable to outstanding capital stock	$352,104,554
Represented by
Paid in capital	262,328,547
Total distributable earnings (loss)	89,776,007
Total - representing net assets applicable to outstanding capital stock	$352,104,554
Class 1
Net assets	$126,968,433
Shares outstanding	8,083,882
Net asset value per share	$15.71
Class 2
Net assets	$53,068,353
Shares outstanding	3,412,233
Net asset value per share	$15.55
Class 3
Net assets	$172,067,768
Shares outstanding	11,000,981
Net asset value per share	$15.64
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,195,289
Dividends — affiliated issuers	16,572
Foreign taxes withheld	(226,620)
Total income	1,985,241
Expenses:
Management services fees	1,851,151
Distribution and/or service fees
Class 2	62,561
Class 3	104,831
Service fees	64,551
Compensation of board members	4,008
Custodian fees	76,145
Printing and postage fees	31,938
Audit fees	20,871
Legal fees	5,547
Line of credit interest	70
Compensation of chief compliance officer	37
Other	36,239
Total expenses	2,257,949
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(172,699)
Total net expenses	2,085,250
Net investment loss	(100,009)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,276,470)
Investments — affiliated issuers	(439)
Foreign currency translations	(244,150)
Net realized loss	(4,521,059)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(12,323,438)
Investments — affiliated issuers	(263)
Foreign currency translations	(26,471)
Foreign capital gains tax	(111,937)
Net change in unrealized appreciation (depreciation)	(12,462,109)
Net realized and unrealized loss	(16,983,168)
Net decrease in net assets resulting from operations	$(17,083,177)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$(100,009)	$2,113,726
Net realized gain (loss)	(4,521,059)	45,669,111
Net change in unrealized appreciation (depreciation)	(12,462,109)	69,808,528
Net increase (decrease) in net assets resulting from operations	(17,083,177)	117,591,365
Distributions to shareholders
Net investment income and net realized gains
Class 1	(17,184,859)	(26,087,312)
Class 2	(7,093,772)	(6,027,058)
Class 3	(23,201,660)	(22,829,330)
Total distributions to shareholders	(47,480,291)	(54,943,700)
Increase (decrease) in net assets from capital stock activity	30,314,495	(89,133,388)
Increase from payment by affiliate	—	60,297
Total decrease in net assets	(34,248,973)	(26,425,426)
Net assets at beginning of period	386,353,527	412,778,953
Net assets at end of period	$352,104,554	$386,353,527

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	509,093	7,929,656	919,675	16,368,248
Distributions reinvested	1,105,769	17,184,859	1,536,064	26,087,312
Redemptions	(590,811)	(9,909,708)	(7,408,003)	(132,819,774)
Net increase (decrease)	1,024,051	15,204,807	(4,952,264)	(90,364,214)
Class 2
Subscriptions	243,419	4,199,926	290,665	5,100,547
Distributions reinvested	459,958	7,093,772	358,193	6,027,058
Redemptions	(265,068)	(4,345,679)	(290,573)	(5,055,087)
Net increase	438,309	6,948,019	358,285	6,072,518
Class 3
Subscriptions	74,457	1,191,938	47,344	839,010
Distributions reinvested	1,497,424	23,201,660	1,349,242	22,829,330
Redemptions	(971,211)	(16,231,929)	(1,622,581)	(28,510,032)
Net increase (decrease)	600,670	8,161,669	(225,995)	(4,841,692)
Total net increase (decrease)	2,063,030	30,314,495	(4,819,974)	(89,133,388)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$18.98	0.00(c)	(0.84)	(0.84)	(0.12)	(2.31)	(2.43)
Year Ended 12/31/2019	$16.38	0.09	4.79	4.88	(0.04)	(2.25)	(2.29)
Year Ended 12/31/2018	$21.04	0.14	(4.67)	(4.53)	(0.13)	—	(0.13)
Year Ended 12/31/2017	$14.29	0.05	6.73	6.78	(0.03)	—	(0.03)
Year Ended 12/31/2016	$13.61	0.03	0.67	0.70	(0.02)	—	(0.02)
Year Ended 12/31/2015	$15.36	0.06	(1.37)	(1.31)	(0.02)	(0.42)	(0.44)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$18.78	(0.02)	(0.82)	(0.84)	(0.08)	(2.31)	(2.39)
Year Ended 12/31/2019	$16.26	0.06	4.73	4.79	(0.02)	(2.25)	(2.27)
Year Ended 12/31/2018	$20.84	0.06	(4.59)	(4.53)	(0.05)	—	(0.05)
Year Ended 12/31/2017	$14.17	0.01	6.66	6.67	(0.00)(c)	—	(0.00)(c)
Year Ended 12/31/2016	$13.53	0.02	0.63	0.65	(0.01)	—	(0.01)
Year Ended 12/31/2015	$15.30	0.03	(1.37)	(1.34)	(0.01)	(0.42)	(0.43)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$18.89	(0.01)	(0.83)	(0.84)	(0.10)	(2.31)	(2.41)
Year Ended 12/31/2019	$16.33	0.08	4.76	4.84	(0.03)	(2.25)	(2.28)
Year Ended 12/31/2018	$20.96	0.09	(4.63)	(4.54)	(0.09)	—	(0.09)
Year Ended 12/31/2017	$14.24	0.03	6.71	6.74	(0.02)	—	(0.02)
Year Ended 12/31/2016	$13.58	0.04	0.63	0.67	(0.01)	—	(0.01)
Year Ended 12/31/2015	$15.34	0.04	(1.36)	(1.32)	(0.02)	(0.42)	(0.44)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.
(g)	Ratios include interfund lending expense which is less than 0.01%.
(h)	The Fund received a payment from an affiliate which had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	—	$15.71	(4.15%)	1.24%(d),(e)	1.14%(d),(e)	0.05%(d)	15%	$126,968
Year Ended 12/31/2019	0.01	$18.98	31.50%(f)	1.22%(g)	1.17%(g)	0.53%	26%	$133,990
Year Ended 12/31/2018	—	$16.38	(21.62%)	1.20%(g)	1.20%(g)	0.70%	41%	$196,720
Year Ended 12/31/2017	—	$21.04	47.51%	1.25%(e)	1.24%(e)	0.31%	43%	$457,065
Year Ended 12/31/2016	—	$14.29	5.13%	1.29%(e)	1.27%(e)	0.25%	74%	$408,360
Year Ended 12/31/2015	—	$13.61	(8.83%)	1.28%	1.25%	0.40%	77%	$974,542
Class 2
Six Months Ended 6/30/2020 (Unaudited)	—	$15.55	(4.29%)	1.49%(d),(e)	1.39%(d),(e)	(0.20%)(d)	15%	$53,068
Year Ended 12/31/2019	0.00(c)	$18.78	31.13%(h)	1.47%(g)	1.42%(g)	0.33%	26%	$55,859
Year Ended 12/31/2018	—	$16.26	(21.78%)	1.47%(g)	1.46%(g)	0.33%	41%	$42,531
Year Ended 12/31/2017	—	$20.84	47.10%	1.50%(e)	1.48%(e)	0.04%	43%	$46,421
Year Ended 12/31/2016	—	$14.17	4.81%	1.54%(e)	1.52%(e)	0.14%	74%	$21,331
Year Ended 12/31/2015	—	$13.53	(9.06%)	1.53%	1.50%	0.17%	77%	$18,561
Class 3
Six Months Ended 6/30/2020 (Unaudited)	—	$15.64	(4.22%)	1.37%(d),(e)	1.27%(d),(e)	(0.09%)(d)	15%	$172,068
Year Ended 12/31/2019	0.00(c)	$18.89	31.29%(h)	1.34%(g)	1.29%(g)	0.45%	26%	$196,505
Year Ended 12/31/2018	—	$16.33	(21.73%)	1.34%(g)	1.33%(g)	0.44%	41%	$173,529
Year Ended 12/31/2017	—	$20.96	47.34%	1.37%(e)	1.36%(e)	0.18%	43%	$244,408
Year Ended 12/31/2016	—	$14.24	4.97%	1.42%(e)	1.40%(e)	0.26%	74%	$183,897
Year Ended 12/31/2015	—	$13.58	(8.94%)	1.40%	1.38%	0.28%	77%	$207,067
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020	15

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Emerging Markets Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 1.10% of the Fund’s average daily net assets.
18	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.04% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual July 1, 2020 through April 30, 2021
Class 1	1.14%
Class 2	1.39
Class 3	1.265
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Fund had a voluntary expense reimbursement arrangement from May 1, 2020 to June 30, 2020. Prior to May 1, 2020, the Fund had a contractual expense reimbursement arrangement. The annual limitation rates were the same under all arrangements.
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
258,619,000	113,083,000	(17,628,000)	95,455,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $51,920,123 and $73,937,508, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
20	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
For the six months ended June 30, 2020, the Fund’s borrowing activity was as follows:
Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
1,200,000	2.09	1
Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. The Fund had no outstanding borrowings at June 30, 2020.
Note 9. Significant risks
Consumer discretionary sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Geographic focus risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Greater China. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s NAV and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. The public health crises caused by the COVID-19 outbreak have exacerbated political and diplomatic tensions between the United States and China, which could adversely affect international trade and the value of the Fund’s portfolio securities. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and
22	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 99.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Emerging Markets Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020	25

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance met expectations.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
26	Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Emerging Markets Fund | Semiannual Report 2020	27

Columbia Variable Portfolio – Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-2001 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Disciplined Core Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Disciplined Core Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Disciplined Core Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with capital appreciation.
Portfolio management
Peter Albanese
Co-Portfolio Manager
Managed Fund since 2014
Raghavendran Sivaraman, Ph.D., CFA
Co-Portfolio Manager
Managed Fund since December 2019
Effective May 31, 2020, Brian Condon has retired from the Investment Manager and no longer serves as Portfolio Manager of the Fund.
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-2.75	5.62	9.30	13.95
Class 2	05/03/10	-2.85	5.37	9.03	13.66
Class 3	10/13/81	-2.80	5.49	9.16	13.81
S&P 500 Index		-3.08	7.51	10.73	13.99
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	10.4
Consumer Discretionary	11.5
Consumer Staples	7.2
Energy	2.7
Financials	10.5
Health Care	14.7
Industrials	7.6
Information Technology	27.7
Materials	2.2
Real Estate	2.6
Utilities	2.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	972.50	1,021.58	3.24	3.32	0.66
Class 2	1,000.00	1,000.00	971.50	1,020.34	4.46	4.57	0.91
Class 3	1,000.00	1,000.00	972.00	1,020.93	3.87	3.97	0.79
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 10.3%
Diversified Telecommunication Services 1.2%
Verizon Communications, Inc.	988,240	54,481,671
Entertainment 1.1%
Electronic Arts, Inc.(a)	407,000	53,744,350
Interactive Media & Services 7.8%
Alphabet, Inc., Class A(a)	151,800	215,259,990
Facebook, Inc., Class A(a)	661,400	150,184,098
Total		365,444,088
Media 0.2%
Interpublic Group of Companies, Inc. (The)	649,100	11,138,556
Total Communication Services		484,808,665
Consumer Discretionary 11.3%
Hotels, Restaurants & Leisure 0.9%
Domino’s Pizza, Inc.	46,500	17,178,960
Hilton Worldwide Holdings, Inc.	354,700	26,052,715
Total		43,231,675
Household Durables 0.8%
PulteGroup, Inc.	1,131,200	38,494,736
Internet & Direct Marketing Retail 4.9%
Amazon.com, Inc.(a)	53,800	148,424,516
eBay, Inc.	1,530,000	80,248,500
Total		228,673,016
Multiline Retail 1.9%
Dollar General Corp.	85,000	16,193,350
Target Corp.	594,300	71,274,399
Total		87,467,749
Specialty Retail 2.8%
Best Buy Co., Inc.	836,300	72,983,901
Home Depot, Inc. (The)	49,900	12,500,449
Lowe’s Companies, Inc.	356,000	48,102,720
Total		133,587,070
Total Consumer Discretionary		531,454,246
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 7.1%
Food Products 0.8%
General Mills, Inc.	507,800	31,305,870
JM Smucker Co. (The)	63,300	6,697,773
Total		38,003,643
Household Products 3.7%
Kimberly-Clark Corp.	487,050	68,844,518
Procter & Gamble Co. (The)	871,900	104,253,083
Total		173,097,601
Tobacco 2.6%
Altria Group, Inc.	1,396,800	54,824,400
Philip Morris International, Inc.	993,600	69,611,616
Total		124,436,016
Total Consumer Staples		335,537,260
Energy 2.7%
Oil, Gas & Consumable Fuels 2.7%
Chevron Corp.	279,800	24,966,554
ConocoPhillips Co.	1,377,100	57,865,742
HollyFrontier Corp.	921,000	26,893,200
Phillips 66	87,700	6,305,630
Valero Energy Corp.	186,400	10,964,048
Total		126,995,174
Total Energy		126,995,174
Financials 10.4%
Banks 2.8%
Bank of America Corp.	773,000	18,358,750
Citigroup, Inc.	1,922,500	98,239,750
Citizens Financial Group, Inc.	607,400	15,330,776
Total		131,929,276
Capital Markets 4.9%
Bank of New York Mellon Corp. (The)	1,009,100	39,001,715
BlackRock, Inc.	14,000	7,617,260
Intercontinental Exchange, Inc.	823,780	75,458,248
Moody’s Corp.	14,800	4,066,004
S&P Global, Inc.	229,200	75,516,816
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
State Street Corp.	368,800	23,437,240
T. Rowe Price Group, Inc.	53,100	6,557,850
Total		231,655,133
Consumer Finance 0.7%
Synchrony Financial	1,442,600	31,968,016
Diversified Financial Services 0.1%
Voya Financial, Inc.	114,900	5,360,085
Insurance 1.9%
Allstate Corp. (The)	801,100	77,698,689
MetLife, Inc.	258,100	9,425,812
Total		87,124,501
Total Financials		488,037,011
Health Care 14.5%
Biotechnology 2.7%
AbbVie, Inc.	420,760	41,310,217
Alexion Pharmaceuticals, Inc.(a)	242,300	27,195,752
BioMarin Pharmaceutical, Inc.(a)	206,200	25,432,708
Vertex Pharmaceuticals, Inc.(a)	117,260	34,041,750
Total		127,980,427
Health Care Equipment & Supplies 2.2%
Dentsply Sirona, Inc.	170,570	7,515,314
Hologic, Inc.(a)	74,700	4,257,900
Medtronic PLC	974,300	89,343,310
Total		101,116,524
Health Care Providers & Services 3.4%
Cardinal Health, Inc.	917,210	47,869,190
DaVita, Inc.(a)	620,800	49,130,112
Humana, Inc.	99,100	38,426,025
McKesson Corp.	164,450	25,229,919
Total		160,655,246
Pharmaceuticals 6.2%
Bristol-Myers Squibb Co.	1,018,700	59,899,560
Eli Lilly and Co.	40,600	6,665,708
Johnson & Johnson	631,900	88,864,097
Merck & Co., Inc.	1,262,200	97,605,926
Mylan NV(a)	2,362,700	37,992,216
Total		291,027,507
Total Health Care		680,779,704
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 7.5%
Aerospace & Defense 1.9%
Lockheed Martin Corp.	244,200	89,113,464
Airlines 0.8%
Southwest Airlines Co.	1,065,870	36,431,437
Electrical Equipment 2.0%
Eaton Corp. PLC	921,100	80,577,828
Rockwell Automation, Inc.	66,200	14,100,600
Total		94,678,428
Machinery 2.1%
Cummins, Inc.	394,300	68,316,418
Illinois Tool Works, Inc.	180,900	31,630,365
Total		99,946,783
Professional Services 0.2%
Robert Half International, Inc.	216,100	11,416,563
Road & Rail 0.5%
Norfolk Southern Corp.	123,000	21,595,110
Total Industrials		353,181,785
Information Technology 27.3%
Communications Equipment 2.4%
Cisco Systems, Inc.	2,460,400	114,753,056
IT Services 5.3%
MasterCard, Inc., Class A	432,300	127,831,110
VeriSign, Inc.(a)	396,480	82,003,958
Visa, Inc., Class A	202,900	39,194,193
Total		249,029,261
Semiconductors & Semiconductor Equipment 5.2%
Broadcom, Inc.	25,000	7,890,250
Intel Corp.	2,016,900	120,671,127
KLA Corp.	84,200	16,375,216
QUALCOMM, Inc.	1,109,200	101,170,132
Total		246,106,725

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 9.6%
Adobe, Inc.(a)	169,800	73,915,638
Autodesk, Inc.(a)	366,200	87,591,378
Fortinet, Inc.(a)	613,400	84,201,418
Microsoft Corp.	1,011,000	205,748,610
Total		451,457,044
Technology Hardware, Storage & Peripherals 4.8%
Apple, Inc.(b)	583,700	212,933,760
HP, Inc.	629,400	10,970,442
Total		223,904,202
Total Information Technology		1,285,250,288
Materials 2.2%
Chemicals 1.6%
LyondellBasell Industries NV, Class A	1,104,800	72,607,456
Metals & Mining 0.6%
Nucor Corp.	709,100	29,363,831
Total Materials		101,971,287
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	153,940	39,799,648
Equinix, Inc.	35,900	25,212,570
ProLogis, Inc.	357,600	33,374,808
SBA Communications Corp.	31,100	9,265,312
Vornado Realty Trust	331,900	12,681,899
Total		120,334,237
Total Real Estate		120,334,237
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.9%
Electric Utilities 2.5%
Entergy Corp.	288,900	27,101,709
Exelon Corp.	1,033,600	37,509,344
NRG Energy, Inc.	1,687,400	54,941,744
Total		119,552,797
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The)	586,400	8,496,936
Multi-Utilities 0.2%
Sempra Energy	58,800	6,893,124
Total Utilities		134,942,857
Total Common Stocks (Cost $3,971,725,044)		4,643,292,514

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(c),(d)	60,116,141	60,116,141
Total Money Market Funds (Cost $60,116,141)		60,116,141
Total Investments in Securities (Cost: $4,031,841,185)		4,703,408,655
Other Assets & Liabilities, Net		2,208,890
Net Assets		4,705,617,545

At June 30, 2020, securities and/or cash totaling $11,308,800 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	469	09/2020	USD	72,465,190	799,215	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	58,345,246	406,700,224	(404,930,477)	1,148	60,116,141	33,748	174,887	60,116,141
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	484,808,665	—	—	484,808,665
Consumer Discretionary	531,454,246	—	—	531,454,246
Consumer Staples	335,537,260	—	—	335,537,260
Energy	126,995,174	—	—	126,995,174
Financials	488,037,011	—	—	488,037,011
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Health Care	680,779,704	—	—	680,779,704
Industrials	353,181,785	—	—	353,181,785
Information Technology	1,285,250,288	—	—	1,285,250,288
Materials	101,971,287	—	—	101,971,287
Real Estate	120,334,237	—	—	120,334,237
Utilities	134,942,857	—	—	134,942,857
Total Common Stocks	4,643,292,514	—	—	4,643,292,514
Money Market Funds	60,116,141	—	—	60,116,141
Total Investments in Securities	4,703,408,655	—	—	4,703,408,655
Investments in Derivatives
Asset
Futures Contracts	799,215	—	—	799,215
Total	4,704,207,870	—	—	4,704,207,870
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,971,725,044)	$4,643,292,514
Affiliated issuers (cost $60,116,141)	60,116,141
Cash	8,548
Receivable for:
Dividends	7,313,935
Foreign tax reclaims	141,274
Variation margin for futures contracts	996,625
Total assets	4,711,869,037
Liabilities
Payable for:
Capital shares purchased	5,830,463
Management services fees	80,808
Distribution and/or service fees	4,153
Service fees	53,987
Compensation of board members	188,702
Compensation of chief compliance officer	593
Other expenses	92,786
Total liabilities	6,251,492
Net assets applicable to outstanding capital stock	$4,705,617,545
Represented by
Trust capital	$4,705,617,545
Total - representing net assets applicable to outstanding capital stock	$4,705,617,545
Class 1
Net assets	$3,510,710,423
Shares outstanding	61,695,365
Net asset value per share	$56.90
Class 2
Net assets	$37,462,156
Shares outstanding	675,042
Net asset value per share	$55.50
Class 3
Net assets	$1,157,444,966
Shares outstanding	20,608,680
Net asset value per share	$56.16
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020	11

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$50,804,200
Dividends — affiliated issuers	174,887
Total income	50,979,087
Expenses:
Management services fees	14,937,282
Distribution and/or service fees
Class 2	45,217
Class 3	708,164
Service fees	345,091
Compensation of board members	29,431
Custodian fees	15,951
Printing and postage fees	113,806
Audit fees	14,669
Legal fees	27,514
Compensation of chief compliance officer	576
Other	36,825
Total expenses	16,274,526
Net investment income	34,704,561
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	140,592,455
Investments — affiliated issuers	33,748
Futures contracts	12,914,274
Net realized gain	153,540,477
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(315,547,629)
Investments — affiliated issuers	1,148
Futures contracts	(512,063)
Net change in unrealized appreciation (depreciation)	(316,058,544)
Net realized and unrealized loss	(162,518,067)
Net decrease in net assets resulting from operations	$(127,813,506)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$34,704,561	$73,256,747
Net realized gain	153,540,477	413,034,628
Net change in unrealized appreciation (depreciation)	(316,058,544)	671,437,238
Net increase (decrease) in net assets resulting from operations	(127,813,506)	1,157,728,613
Decrease in net assets from capital stock activity	(756,471,162)	(385,984,660)
Total increase (decrease) in net assets	(884,284,668)	771,743,953
Net assets at beginning of period	5,589,902,213	4,818,158,260
Net assets at end of period	$4,705,617,545	$5,589,902,213

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	1,324,600	66,312,786	2,205,961	116,823,634
Redemptions	(12,957,454)	(757,718,478)	(6,735,453)	(359,789,609)
Net decrease	(11,632,854)	(691,405,692)	(4,529,492)	(242,965,975)
Class 2
Subscriptions	29,082	1,472,042	147,562	7,615,460
Redemptions	(42,898)	(2,261,460)	(75,762)	(4,017,984)
Net increase (decrease)	(13,816)	(789,418)	71,800	3,597,476
Class 3
Subscriptions	4,048	186,050	9,233	485,693
Redemptions	(1,202,860)	(64,462,102)	(2,776,212)	(147,101,854)
Net decrease	(1,198,812)	(64,276,052)	(2,766,979)	(146,616,161)
Total net decrease	(12,845,482)	(756,471,162)	(7,224,671)	(385,984,660)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$58.51	0.41	(2.02)	(1.61)
Year Ended 12/31/2019	$46.89	0.76	10.86	11.62
Year Ended 12/31/2018	$48.64	0.72	(2.47)	(1.75)
Year Ended 12/31/2017	$39.11	0.77	8.76	9.53
Year Ended 12/31/2016	$36.19	0.62	2.30	2.92
Year Ended 12/31/2015	$35.87	0.57	(0.25)	0.32
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$57.13	0.34	(1.97)	(1.63)
Year Ended 12/31/2019	$45.90	0.61	10.62	11.23
Year Ended 12/31/2018	$47.74	0.60	(2.44)	(1.84)
Year Ended 12/31/2017	$38.48	0.65	8.61	9.26
Year Ended 12/31/2016	$35.69	0.52	2.27	2.79
Year Ended 12/31/2015	$35.47	0.47	(0.25)	0.22
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$57.78	0.37	(1.99)	(1.62)
Year Ended 12/31/2019	$46.36	0.68	10.74	11.42
Year Ended 12/31/2018	$48.16	0.65	(2.45)	(1.80)
Year Ended 12/31/2017	$38.77	0.71	8.68	9.39
Year Ended 12/31/2016	$35.92	0.57	2.28	2.85
Year Ended 12/31/2015	$35.65	0.52	(0.25)	0.27

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$56.90	(2.75%)	0.66%(c)	0.66%(c)	1.51%(c)	36%	$3,510,710
Year Ended 12/31/2019	$58.51	24.78%	0.66%	0.66%	1.41%	69%	$4,290,429
Year Ended 12/31/2018	$46.89	(3.60%)	0.66%	0.66%	1.42%	74%	$3,650,498
Year Ended 12/31/2017	$48.64	24.37%	0.68%	0.68%	1.79%	69%	$4,219,124
Year Ended 12/31/2016	$39.11	8.07%	0.71%	0.71%	1.70%	80%	$3,583,512
Year Ended 12/31/2015	$36.19	0.89%	0.73%	0.73%	1.58%	78%	$2,941,017
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$55.50	(2.85%)	0.91%(c)	0.91%(c)	1.28%(c)	36%	$37,462
Year Ended 12/31/2019	$57.13	24.46%	0.91%	0.91%	1.17%	69%	$39,356
Year Ended 12/31/2018	$45.90	(3.85%)	0.91%	0.91%	1.21%	74%	$28,322
Year Ended 12/31/2017	$47.74	24.07%	0.93%	0.93%	1.54%	69%	$23,671
Year Ended 12/31/2016	$38.48	7.82%	0.96%	0.96%	1.45%	80%	$18,402
Year Ended 12/31/2015	$35.69	0.62%	0.98%	0.98%	1.31%	78%	$16,917
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$56.16	(2.80%)	0.79%(c)	0.79%(c)	1.40%(c)	36%	$1,157,445
Year Ended 12/31/2019	$57.78	24.63%	0.78%	0.78%	1.29%	69%	$1,260,116
Year Ended 12/31/2018	$46.36	(3.74%)	0.78%	0.78%	1.29%	74%	$1,139,339
Year Ended 12/31/2017	$48.16	24.22%	0.81%	0.81%	1.67%	69%	$1,328,984
Year Ended 12/31/2016	$38.77	7.94%	0.83%	0.83%	1.58%	80%	$1,214,003
Year Ended 12/31/2015	$35.92	0.76%	0.85%	0.85%	1.44%	78%	$1,280,983
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020	15

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Disciplined Core Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
18	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	799,215*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	12,914,274

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(512,063)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	66,233,843

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.64% of the Fund’s average daily net assets.
20	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2020 through April 30, 2021	Prior to May 1, 2020
Class 1	0.69%	0.71%
Class 2	0.94	0.96
Class 3	0.815	0.835
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,679,195,321 and $2,390,426,659, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
22	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 8. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Disciplined Core Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020	25

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to management teams) had been taken to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
26	Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Disciplined Core Fund | Semiannual Report 2020	27

Columbia Variable Portfolio – Disciplined Core Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-2006 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Select Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Small Cap Value Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with long-term capital growth.
Portfolio management
Kari Montanus
Lead Portfolio Manager
Managed Fund since 2014
Jonas Patrikson, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-19.02	-16.63	-0.75	8.76
Class 2	05/03/10	-19.15	-16.87	-0.99	8.49
Class 3	09/15/99	-19.08	-16.72	-0.87	8.63
Russell 2000 Value Index		-23.50	-17.48	1.26	7.82
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	2.6
Consumer Discretionary	11.9
Consumer Staples	3.2
Energy	1.8
Financials	21.5
Health Care	7.3
Industrials	16.9
Information Technology	16.6
Materials	7.3
Real Estate	7.7
Utilities	3.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	809.80	1,020.54	3.91	4.37	0.87
Class 2	1,000.00	1,000.00	808.50	1,019.29	5.04	5.62	1.12
Class 3	1,000.00	1,000.00	809.20	1,019.89	4.50	5.02	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 2.6%
Wireless Telecommunication Services 2.6%
Telephone and Data Systems, Inc.	83,900	1,667,932
Total Communication Services		1,667,932
Consumer Discretionary 11.8%
Auto Components 2.2%
Motorcar Parts of America, Inc.(a)	81,700	1,443,639
Diversified Consumer Services 0.5%
Regis Corp.(a)	41,500	339,470
Hotels, Restaurants & Leisure 5.7%
Extended Stay America, Inc.	60,000	671,400
Penn National Gaming, Inc.(a)	51,578	1,575,192
Texas Roadhouse, Inc.	26,860	1,412,030
Total		3,658,622
Household Durables 2.4%
Lennar Corp., Class A	9,416	580,214
Taylor Morrison Home Corp., Class A(a)	49,416	953,235
Total		1,533,449
Specialty Retail 1.0%
Aaron’s, Inc.	14,000	635,600
Total Consumer Discretionary		7,610,780
Consumer Staples 3.1%
Food Products 3.1%
Nomad Foods Ltd.(a)	93,600	2,007,720
Total Consumer Staples		2,007,720
Energy 1.8%
Energy Equipment & Services 1.2%
Exterran Corp.(a)	64,500	347,655
Patterson-UTI Energy, Inc.	119,810	415,741
Total		763,396
Oil, Gas & Consumable Fuels 0.6%
WPX Energy, Inc.(a)	60,000	382,800
Total Energy		1,146,196
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 21.3%
Banks 4.3%
Pacific Premier Bancorp, Inc.	79,440	1,722,259
Popular, Inc.	28,000	1,040,760
Total		2,763,019
Insurance 10.2%
CNO Financial Group, Inc.	60,000	934,200
Hanover Insurance Group, Inc. (The)	16,900	1,712,477
Lincoln National Corp.	31,300	1,151,527
National General Holdings Corp.	128,000	2,766,080
Total		6,564,284
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Ladder Capital Corp., Class A	66,435	538,124
Thrifts & Mortgage Finance 6.0%
Axos Financial, Inc.(a)	85,979	1,898,416
Radian Group, Inc.	127,363	1,975,400
Total		3,873,816
Total Financials		13,739,243
Health Care 7.2%
Biotechnology 2.0%
Ligand Pharmaceuticals, Inc.(a)	11,500	1,286,275
Health Care Equipment & Supplies 1.4%
CONMED Corp.	13,000	935,870
Health Care Providers & Services 2.0%
Centene Corp.(a)	20,123	1,278,817
Life Sciences Tools & Services 1.8%
Syneos Health, Inc.(a)	20,000	1,165,000
Total Health Care		4,665,962
Industrials 16.6%
Aerospace & Defense 3.1%
Cubic Corp.	42,400	2,036,472
Airlines 1.5%
Spirit Airlines, Inc.(a)	54,000	961,200
Commercial Services & Supplies 3.4%
Waste Connections, Inc.	23,190	2,174,990
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 5.4%
ITT, Inc.	15,000	881,100
Kennametal, Inc.	36,000	1,033,560
Rexnord Corp.	53,667	1,564,393
Total		3,479,053
Road & Rail 3.2%
Knight-Swift Transportation Holdings, Inc.	50,340	2,099,682
Total Industrials		10,751,397
Information Technology 16.3%
Communications Equipment 6.1%
Extreme Networks, Inc.(a)	263,400	1,143,156
Viavi Solutions, Inc.(a)	222,200	2,830,828
Total		3,973,984
IT Services 5.0%
CACI International, Inc., Class A(a)	8,187	1,775,596
EPAM Systems, Inc.(a)	5,675	1,430,157
Total		3,205,753
Semiconductors & Semiconductor Equipment 5.2%
Kulicke & Soffa Industries, Inc.	45,000	937,350
MACOM Technology Solutions Holdings, Inc.(a)	71,000	2,438,850
Total		3,376,200
Total Information Technology		10,555,937
Materials 7.2%
Chemicals 2.3%
Minerals Technologies, Inc.	31,700	1,487,681
Construction Materials 2.2%
Summit Materials, Inc., Class A(a)	89,400	1,437,552
Containers & Packaging 1.9%
O-I Glass, Inc.	135,080	1,213,018
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.8%
Warrior Met Coal, Inc.	35,000	538,650
Total Materials		4,676,901
Real Estate 7.6%
Equity Real Estate Investment Trusts (REITS) 7.6%
First Industrial Realty Trust, Inc.	30,000	1,153,200
Gaming and Leisure Properties, Inc.	44,310	1,533,126
Physicians Realty Trust	60,000	1,051,200
QTS Realty Trust Inc., Class A	18,000	1,153,620
Total		4,891,146
Total Real Estate		4,891,146
Utilities 3.2%
Electric Utilities 3.2%
PNM Resources, Inc.	20,000	768,800
Portland General Electric Co.	31,100	1,300,291
Total		2,069,091
Total Utilities		2,069,091
Total Common Stocks (Cost $62,882,508)		63,782,305

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	842,231	842,231
Total Money Market Funds (Cost $842,312)		842,231
Total Investments in Securities (Cost: $63,724,820)		64,624,536
Other Assets & Liabilities, Net		14,837
Net Assets		64,639,373

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	1,077,783	5,739,894	(5,975,365)	(81)	842,231	591	3,920	842,231
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,667,932	—	—	1,667,932
Consumer Discretionary	7,610,780	—	—	7,610,780
Consumer Staples	2,007,720	—	—	2,007,720
Energy	1,146,196	—	—	1,146,196
Financials	13,739,243	—	—	13,739,243
Health Care	4,665,962	—	—	4,665,962
Industrials	10,751,397	—	—	10,751,397
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	10,555,937	—	—	10,555,937
Materials	4,676,901	—	—	4,676,901
Real Estate	4,891,146	—	—	4,891,146
Utilities	2,069,091	—	—	2,069,091
Total Common Stocks	63,782,305	—	—	63,782,305
Money Market Funds	842,231	—	—	842,231
Total Investments in Securities	64,624,536	—	—	64,624,536
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $62,882,508)	$63,782,305
Affiliated issuers (cost $842,312)	842,231
Receivable for:
Investments sold	952,112
Capital shares sold	18,755
Dividends	66,485
Expense reimbursement due from Investment Manager	387
Total assets	65,662,275
Liabilities
Payable for:
Investments purchased	873,081
Capital shares purchased	75,775
Management services fees	1,519
Distribution and/or service fees	282
Service fees	6,815
Compensation of board members	35,062
Compensation of chief compliance officer	10
Other expenses	30,358
Total liabilities	1,022,902
Net assets applicable to outstanding capital stock	$64,639,373
Represented by
Trust capital	$64,639,373
Total - representing net assets applicable to outstanding capital stock	$64,639,373
Class 1
Net assets	$3,398,900
Shares outstanding	167,785
Net asset value per share	$20.26
Class 2
Net assets	$22,312,927
Shares outstanding	1,128,971
Net asset value per share	$19.76
Class 3
Net assets	$38,927,546
Shares outstanding	1,944,509
Net asset value per share	$20.02
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$471,787
Dividends — affiliated issuers	3,920
Foreign taxes withheld	(2,407)
Total income	473,300
Expenses:
Management services fees	289,716
Distribution and/or service fees
Class 2	27,722
Class 3	25,751
Service fees	25,697
Compensation of board members	4,129
Custodian fees	1,055
Printing and postage fees	19,851
Audit fees	14,669
Legal fees	4,138
Compensation of chief compliance officer	8
Other	2,607
Total expenses	415,343
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(71,905)
Total net expenses	343,438
Net investment income	129,862
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	139,025
Investments — affiliated issuers	591
Net realized gain	139,616
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(16,086,239)
Investments — affiliated issuers	(81)
Net change in unrealized appreciation (depreciation)	(16,086,320)
Net realized and unrealized loss	(15,946,704)
Net decrease in net assets resulting from operations	$(15,816,842)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$129,862	$455,434
Net realized gain	139,616	4,178,409
Net change in unrealized appreciation (depreciation)	(16,086,320)	8,850,918
Net increase (decrease) in net assets resulting from operations	(15,816,842)	13,484,761
Decrease in net assets from capital stock activity	(3,316,727)	(8,886,997)
Total increase (decrease) in net assets	(19,133,569)	4,597,764
Net assets at beginning of period	83,772,942	79,175,178
Net assets at end of period	$64,639,373	$83,772,942

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	54,888	1,117,686	117,208	2,821,393
Redemptions	(58,132)	(1,243,572)	(95,021)	(2,287,938)
Net increase (decrease)	(3,244)	(125,886)	22,187	533,455
Class 2
Subscriptions	99,434	1,785,955	96,853	2,262,267
Redemptions	(69,000)	(1,444,270)	(155,847)	(3,636,912)
Net increase (decrease)	30,434	341,685	(58,994)	(1,374,645)
Class 3
Subscriptions	13,580	277,723	28,491	675,506
Redemptions	(196,672)	(3,810,249)	(369,227)	(8,721,313)
Net decrease	(183,092)	(3,532,526)	(340,736)	(8,045,807)
Total net decrease	(155,902)	(3,316,727)	(377,543)	(8,886,997)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$25.02	0.05	(4.81)	(4.76)
Year Ended 12/31/2019	$21.25	0.16	3.61	3.77
Year Ended 12/31/2018	$24.31	0.11	(3.17)	(3.06)
Year Ended 12/31/2017	$21.65	(0.02)	2.68	2.66
Year Ended 12/31/2016	$19.00	0.00(d)	2.65	2.65
Year Ended 12/31/2015	$19.60	0.00(d)	(0.60)	(0.60)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$24.44	0.03	(4.71)	(4.68)
Year Ended 12/31/2019	$20.81	0.10	3.53	3.63
Year Ended 12/31/2018	$23.87	0.05	(3.11)	(3.06)
Year Ended 12/31/2017	$21.30	0.04	2.53	2.57
Year Ended 12/31/2016	$18.74	(0.04)	2.60	2.56
Year Ended 12/31/2015	$19.38	(0.04)	(0.60)	(0.64)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$24.74	0.04	(4.76)	(4.72)
Year Ended 12/31/2019	$21.04	0.14	3.56	3.70
Year Ended 12/31/2018	$24.10	0.08	(3.14)	(3.06)
Year Ended 12/31/2017	$21.48	0.06	2.56	2.62
Year Ended 12/31/2016	$18.87	(0.02)	2.63	2.61
Year Ended 12/31/2015	$19.50	(0.02)	(0.61)	(0.63)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$20.26	(19.02%)	1.09%(c)	0.87%(c)	0.51%(c)	12%	$3,399
Year Ended 12/31/2019	$25.02	17.74%	1.05%	0.88%	0.68%	21%	$4,280
Year Ended 12/31/2018	$21.25	(12.59%)	1.04%	0.88%	0.43%	13%	$3,163
Year Ended 12/31/2017	$24.31	12.29%	1.02%	0.89%	(0.09%)	23%	$4,111
Year Ended 12/31/2016	$21.65	13.95%	1.00%(e)	0.91%(e)	0.02%	32%	$16,013
Year Ended 12/31/2015	$19.00	(3.06%)	0.99%	0.91%	0.01%	27%	$60,663
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$19.76	(19.15%)	1.34%(c)	1.12%(c)	0.31%(c)	12%	$22,313
Year Ended 12/31/2019	$24.44	17.44%	1.30%	1.13%	0.44%	21%	$26,851
Year Ended 12/31/2018	$20.81	(12.82%)	1.29%	1.13%	0.20%	13%	$24,086
Year Ended 12/31/2017	$23.87	12.06%	1.29%	1.14%	0.19%	23%	$28,050
Year Ended 12/31/2016	$21.30	13.66%	1.27%(e)	1.16%(e)	(0.22%)	32%	$25,233
Year Ended 12/31/2015	$18.74	(3.30%)	1.24%	1.16%	(0.22%)	27%	$22,315
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$20.02	(19.08%)	1.21%(c)	1.00%(c)	0.43%(c)	12%	$38,928
Year Ended 12/31/2019	$24.74	17.59%	1.18%	1.00%	0.57%	21%	$52,643
Year Ended 12/31/2018	$21.04	(12.70%)	1.17%	1.01%	0.33%	13%	$51,927
Year Ended 12/31/2017	$24.10	12.20%	1.16%	1.02%	0.25%	23%	$67,684
Year Ended 12/31/2016	$21.48	13.83%	1.14%(e)	1.03%(e)	(0.10%)	32%	$71,355
Year Ended 12/31/2015	$18.87	(3.23%)	1.11%	1.04%	(0.11%)	27%	$73,318
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020	15

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
18	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Transactions with affiliates
For the six months ended June 30, 2020, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $0 and $925,638, respectively. The sale transactions resulted in a net realized gain of $744,096.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.08% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2020 through April 30, 2021	Prior to May 1, 2020
Class 1	0.85%	0.88%
Class 2	1.10	1.13
Class 3	0.975	1.005
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,924,458 and $10,877,916, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive
20	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 80.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Small Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020	23

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to process) are being taken to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
24	Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Small Cap Value Fund | Semiannual Report 2020	25

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Columbia Variable Portfolio – Select Small Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6488 AP (8/20)

SemiAnnual Report
June 30, 2020
Variable Portfolio – Managed Volatility Moderate Growth Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio – Managed Volatility Moderate Growth Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Portfolio management
Brian Virginia
Lead Portfolio Manager
Managed Fund since 2014
Anwiti Bahuguna, Ph.D.
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	Life
Class 1*	02/20/19	-0.45	4.25	4.49	5.48
Class 2	04/19/12	-0.58	4.05	4.42	5.43
Blended Benchmark		0.48	6.43	6.26	7.00
Bloomberg Barclays U.S. Aggregate Bond Index		6.14	8.74	4.30	3.42
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share class, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio Allocation (%) (at June 30, 2020)
Allocations to Underlying Funds
Equity Funds	40.5
International	10.1
U.S. Large Cap	25.4
U.S. Mid Cap	2.6
U.S. Small Cap	2.4
Exchange-Traded Equity Funds	4.3
International Mid Large Cap	0.7
U.S. Large Cap	3.6
Exchange-Traded Fixed Income Funds	4.5
Investment Grade	4.5
Fixed Income Funds	23.4
Investment Grade	23.4
Allocations to Tactical Assets
Corporate Bonds & Notes	0.3
Money Market Fund Shares Held to Cover Open Derivatives Instruments(a)	12.9
Options Purchased Puts	1.4
Residential Mortgage-Backed Securities - Agency	12.7
U.S. Treasury Obligations	0.0(b)
Total	100.0

(a)	Includes investments in Money Market Funds (amounting to $2.1 billion) which have been segregated to cover obligations relating to the Fund’s investment in derivatives as part of its tactical allocation strategy. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
(b)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	995.50	1,023.62	1.24	1.26	0.25	3.62	3.67	0.73
Class 2	1,000.00	1,000.00	994.20	1,022.43	2.43	2.46	0.49	4.81	4.88	0.97
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems PLC(a)
04/15/2030	3.400%	200,000	217,932
Boeing Co. (The)
08/01/2059	3.950%	365,000	314,005
General Dynamics Corp.
04/01/2050	4.250%	35,000	45,249
Northrop Grumman Corp.
01/15/2028	3.250%	195,000	217,517
10/15/2047	4.030%	295,000	354,813
Raytheon Technologies Corp.
07/01/2050	3.125%	225,000	238,469
United Technologies Corp.
06/01/2042	4.500%	385,000	478,668
Total			1,866,653
Automotive 0.0%
General Motors Co.
04/01/2048	5.400%	150,000	150,374
Banking 0.1%
Bank of America Corp.(b)
03/20/2051	4.083%	615,000	760,668
Capital One Financial Corp.
01/31/2028	3.800%	370,000	410,064
Citigroup, Inc.(b)
06/03/2031	2.572%	765,000	790,608
Goldman Sachs Group, Inc. (The)(b)
04/23/2039	4.411%	105,000	126,760
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	430,000	560,258
JPMorgan Chase & Co.(b)
01/23/2049	3.897%	665,000	802,220
Morgan Stanley(b)
01/22/2031	2.699%	380,000	403,335
Wells Fargo & Co.(b)
04/30/2041	3.068%	885,000	923,714
Total			4,777,627
Cable and Satellite 0.0%
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	510,000	575,929
04/01/2051	3.700%	360,000	354,081
Comcast Corp.
01/15/2051	2.800%	360,000	368,174
11/01/2052	4.049%	299,000	366,749
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NBCUniversal Media LLC
01/15/2043	4.450%	314,000	394,939
Total			2,059,872
Chemicals 0.0%
Dow Chemical Co. (The)
05/15/2049	4.800%	193,000	229,369
DowDuPont, Inc.
11/15/2048	5.419%	75,000	98,673
LYB International Finance III LLC
05/01/2050	4.200%	125,000	134,534
Total			462,576
Diversified Manufacturing 0.0%
3M Co.
08/26/2049	3.250%	95,000	104,657
Carrier Global Corp.(a)
04/05/2040	3.377%	120,000	116,824
04/05/2050	3.577%	235,000	229,439
Honeywell International, Inc.
06/01/2050	2.800%	90,000	96,548
Total			547,468
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	580,000	625,323
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	55,000	69,094
CenterPoint Energy, Inc.
09/01/2049	3.700%	203,000	219,963
CMS Energy Corp.
02/15/2027	2.950%	370,000	385,913
03/31/2043	4.700%	115,000	141,460
03/01/2044	4.875%	115,000	149,840
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	253,000	293,294
04/01/2050	3.950%	65,000	78,565
Dominion Energy, Inc.
03/15/2049	4.600%	210,000	266,025
DTE Energy Co.
10/01/2026	2.850%	595,000	631,889
06/15/2029	3.400%	490,000	529,467
Duke Energy Corp.
09/01/2046	3.750%	795,000	899,606
Duke Energy Indiana LLC
10/01/2049	3.250%	135,000	150,312
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emera U.S. Finance LP
06/15/2046	4.750%	364,000	432,817
Eversource Energy
01/15/2028	3.300%	165,000	181,261
FirstEnergy Corp.
07/15/2047	4.850%	65,000	82,639
Georgia Power Co.
01/30/2050	3.700%	125,000	140,321
Indiana Michigan Power Co.
07/01/2047	3.750%	75,000	86,038
Northern States Power Co.
05/15/2044	4.125%	115,000	142,742
Oncor Electric Delivery Co. LLC
09/15/2049	3.100%	135,000	149,238
Oncor Electric Delivery Co. LLC(a)
05/15/2050	3.700%	85,000	102,408
Pacific Gas and Electric Co.
08/01/2050	3.500%	75,000	72,501
PacifiCorp
03/15/2051	3.300%	205,000	225,484
PacifiCorp.
02/15/2050	4.150%	310,000	389,786
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	80,000	89,342
San Diego Gas & Electric Co.
04/15/2050	3.320%	100,000	109,742
Southern California Edison Co.
10/01/2043	4.650%	170,000	208,163
03/01/2048	4.125%	110,000	127,824
02/01/2050	3.650%	70,000	77,268
Southern Co. (The)
07/01/2036	4.250%	155,000	176,190
07/01/2046	4.400%	550,000	656,511
Xcel Energy, Inc.
06/01/2030	3.400%	170,000	193,750
09/15/2041	4.800%	55,000	66,792
12/01/2049	3.500%	380,000	423,130
Total			8,574,698
Finance Companies 0.0%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	1,145,000	1,159,539
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,455,000	1,764,365
Bacardi Ltd.(a)
05/15/2038	5.150%	576,000	675,111
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conagra Brands, Inc.
11/01/2038	5.300%	205,000	267,942
11/01/2048	5.400%	35,000	48,320
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	567,000	556,307
Mars, Inc.(a)
04/01/2059	4.200%	225,000	288,376
Molson Coors Brewing Co.
07/15/2046	4.200%	66,000	64,099
PepsiCo, Inc.
10/06/2046	3.450%	95,000	110,166
03/19/2060	3.875%	160,000	202,297
Tyson Foods, Inc.
06/02/2047	4.550%	80,000	96,010
Total			4,072,993
Health Care 0.0%
Abbott Laboratories
11/30/2046	4.900%	115,000	164,568
Becton Dickinson and Co.
05/20/2050	3.794%	275,000	305,444
Cigna Corp.
03/15/2040	3.200%	330,000	350,838
12/15/2048	4.900%	91,000	119,948
CVS Health Corp.
03/25/2048	5.050%	619,000	809,156
Total			1,749,954
Healthcare Insurance 0.0%
Aetna, Inc.
08/15/2047	3.875%	89,000	100,135
Anthem, Inc.
08/15/2044	4.650%	135,000	170,935
Centene Corp.
12/15/2029	4.625%	115,000	121,337
02/15/2030	3.375%	70,000	70,627
UnitedHealth Group, Inc.
08/15/2039	3.500%	472,000	548,819
05/15/2040	2.750%	305,000	326,505
Total			1,338,358
Independent Energy 0.0%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	125,069
ConocoPhillips Co.
11/15/2044	4.300%	220,000	269,321

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Noble Energy, Inc.
11/15/2043	5.250%	250,000	230,515
Total			624,905
Integrated Energy 0.0%
Cenovus Energy, Inc.
06/15/2047	5.400%	175,000	150,556
Shell International Finance BV
11/07/2049	3.125%	345,000	361,592
Total Capital International SA
06/29/2060	3.386%	80,000	81,944
Total			594,092
Life Insurance 0.0%
American International Group, Inc.
07/16/2044	4.500%	150,000	172,668
Brighthouse Financial, Inc.
06/22/2047	4.700%	33,000	29,989
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	215,000	273,367
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/01/2077	4.900%	180,000	226,826
MetLife, Inc.
03/01/2045	4.050%	130,000	153,217
Northwestern Mutual Life Insurance Co. (The)(a)
09/30/2059	3.625%	409,000	460,840
Prudential Financial, Inc.
03/13/2051	3.700%	167,000	183,273
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	190,000	243,275
05/15/2047	4.270%	87,000	103,867
05/15/2050	3.300%	50,000	52,049
Voya Financial, Inc.
06/15/2046	4.800%	230,000	272,838
Total			2,172,209
Media and Entertainment 0.0%
Discovery Communications LLC
09/20/2037	5.000%	100,000	117,704
05/15/2049	5.300%	308,000	369,370
Fox Corp.
01/25/2039	5.476%	85,000	113,602
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walt Disney Co. (The)
09/15/2044	4.750%	302,000	378,615
05/13/2060	3.800%	140,000	161,874
Total			1,141,165
Midstream 0.0%
Energy Transfer Operating LP
05/15/2050	5.000%	285,000	270,176
Enterprise Products Operating LLC
01/31/2060	3.950%	260,000	270,636
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	108,022
03/01/2043	5.000%	320,000	354,735
Kinder Morgan, Inc.
02/15/2046	5.050%	196,000	224,856
MPLX LP
04/15/2048	4.700%	405,000	412,516
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	629,000	565,498
Western Gas Partners LP
08/15/2048	5.500%	265,000	216,086
Williams Companies, Inc. (The)
09/15/2045	5.100%	446,000	487,482
Total			2,910,007
Natural Gas 0.0%
NiSource, Inc.
05/01/2030	3.600%	115,000	131,761
02/15/2043	5.250%	133,000	172,249
05/15/2047	4.375%	370,000	450,930
Sempra Energy
02/01/2048	4.000%	180,000	204,141
Total			959,081
Oil Field Services 0.0%
Halliburton Co.
11/15/2045	5.000%	115,000	118,650
Pharmaceuticals 0.0%
AbbVie, Inc.(a)
06/15/2044	4.850%	160,000	198,914
11/21/2049	4.250%	580,000	702,051
Amgen, Inc.
02/21/2050	3.375%	555,000	613,582
Bristol-Myers Squibb Co.(a)
02/20/2048	4.550%	50,000	67,433
10/26/2049	4.250%	247,000	325,628
Mylan NV
06/15/2046	5.250%	35,000	43,112

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pfizer, Inc.
05/28/2050	2.700%	220,000	227,113
Total			2,177,833
Property & Casualty 0.0%
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	180,000	190,048
Railroads 0.0%
CSX Corp.
11/01/2066	4.250%	195,000	235,756
Norfolk Southern Corp.
08/15/2052	4.050%	210,000	249,859
Union Pacific Corp.
08/15/2059	3.950%	325,000	382,135
03/20/2060	3.839%	20,000	23,345
02/05/2070	3.750%	40,000	45,486
Total			936,581
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	330,000	365,672
Retailers 0.0%
Lowe’s Companies, Inc.
05/03/2047	4.050%	305,000	358,397
Target Corp.
04/15/2046	3.625%	190,000	230,479
Walmart, Inc.
12/15/2047	3.625%	220,000	269,749
09/24/2049	2.950%	30,000	33,776
Total			892,401
Supermarkets 0.0%
Kroger Co. (The)
02/01/2047	4.450%	77,000	94,223
01/15/2048	4.650%	135,000	168,367
Total			262,590
Technology 0.1%
Apple, Inc.
02/09/2045	3.450%	396,000	460,836
09/11/2049	2.950%	100,000	109,321
05/11/2050	2.650%	55,000	57,706
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	85,000	89,912
Broadcom, Inc.(a)
11/15/2030	4.150%	480,000	522,004
Corning, Inc.
11/15/2079	5.450%	60,000	71,672
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
05/11/2047	4.100%	170,000	214,136
02/15/2060	3.100%	200,000	221,342
International Business Machines Corp.
05/15/2050	2.950%	480,000	492,507
Microsoft Corp.
08/08/2046	3.700%	559,000	698,943
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	65,000	69,957
Oracle Corp.
07/15/2046	4.000%	385,000	453,031
04/01/2060	3.850%	395,000	462,190
QUALCOMM, Inc.
05/20/2047	4.300%	90,000	112,781
05/20/2050	3.250%	130,000	142,819
Total			4,179,157
Tobacco 0.0%
BAT Capital Corp.
08/15/2047	4.540%	190,000	205,948
Transportation Services 0.0%
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%	215,000	207,820
FedEx Corp.
04/01/2046	4.550%	410,000	442,068
United Parcel Service, Inc.
11/15/2047	3.750%	65,000	75,280
09/01/2049	3.400%	230,000	253,565
Total			978,733
Wireless 0.0%
American Tower Corp.
07/15/2027	3.550%	75,000	83,156
08/15/2029	3.800%	240,000	271,960
Rogers Communications, Inc.
11/15/2049	3.700%	310,000	343,816
T-Mobile U.S.A., Inc.(a)
04/15/2030	3.875%	155,000	172,522
04/15/2040	4.375%	305,000	353,104
Vodafone Group PLC
09/17/2050	4.250%	230,000	268,023
Total			1,492,581
Wirelines 0.0%
AT&T, Inc.
12/15/2042	4.300%	495,000	554,338
12/15/2043	5.350%	145,000	182,994
06/15/2045	4.350%	964,000	1,078,942

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	9

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telefonica Emisiones SAU
03/06/2048	4.895%	150,000	181,420
Verizon Communications, Inc.
08/21/2046	4.862%	680,000	921,937
Total			2,919,631
Total Corporate Bonds & Notes (Cost $44,614,062)			49,881,396

Equity Funds 45.6%
	Shares	Value ($)
International 11.3%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	31,822,234	373,593,025
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(c)	31,205,323	302,067,533
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(c)	57,839,396	567,982,867
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(c)	19,188,585	211,841,977
Variable Portfolio - Partners International Value Fund, Class 1 Shares(c)	26,779,388	201,380,997
Total		1,656,866,399
U.S. Large Cap 28.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	13,647,295	359,879,161
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	19,243,198	1,094,937,943
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(c),(d)	9,113,056	234,387,810
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	14,654,617	354,348,641
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(c),(d)	14,818,574	175,896,474
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	7,870,532	185,508,440
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(c),(d)	7,972,410	328,861,911
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(c),(d)	8,712,193	331,324,699
CTIVP® – MFS® Value Fund, Class 1 Shares(c),(d)	7,206,251	182,678,456
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(c),(d)	7,561,463	356,447,388
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	7,846,172	167,594,224
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(c),(d)	17,950,929	408,742,665
Total		4,180,607,812
U.S. Mid Cap 3.0%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(c),(d)	2,894,648	100,328,488
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	4,048,517	83,844,782
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	4,611,896	119,171,395
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	4,096,403	131,084,898
Total		434,429,563
U.S. Small Cap 2.7%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(c)	4,377,134	54,364,007
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(c),(d)	3,759,752	80,571,492
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	6,143,896	154,703,305
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	5,134,645	115,067,383
Total		404,706,187
Total Equity Funds (Cost $5,044,180,749)		6,676,609,961

Exchange-Traded Equity Funds 4.8%

International Mid Large Cap 0.8%
iShares MSCI EAFE ETF	1,968,292	119,809,934
U.S. Large Cap 4.0%
SPDR S&P 500 ETF Trust	1,890,200	582,862,072
Total Exchange-Traded Equity Funds (Cost $493,410,975)		702,672,006

Exchange-Traded Fixed Income Funds 5.1%

Investment Grade 5.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,718,100	634,584,450
Vanguard Intermediate-Term Corporate Bond ETF	1,200,000	114,168,000
Total		748,752,450
Total Exchange-Traded Fixed Income Funds (Cost $720,592,845)		748,752,450

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fixed Income Funds 26.4%
	Shares	Value ($)
Investment Grade 26.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c),(d)	66,425,153	754,589,742
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c),(d)	21,426,409	215,763,936
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c),(d)	32,117,652	402,113,005
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c),(d)	19,622,341	214,864,634
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c),(d)	45,858,282	526,911,660
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c),(d)	61,305,251	716,658,385
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(c),(d)	15,998,985	169,589,241
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(c),(d)	72,583,028	857,931,390
Total		3,858,421,993
Total Fixed Income Funds (Cost $3,523,770,718)		3,858,421,993

Residential Mortgage-Backed Securities - Agency 14.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
07/16/2035	2.500%	411,000,000	430,297,736
07/16/2035- 07/14/2050	3.000%	1,065,946,000	1,121,803,793
07/14/2050	3.500%	505,000,000	531,137,694
Total Residential Mortgage-Backed Securities - Agency (Cost $2,082,358,291)			2,083,239,223

U.S. Treasury Obligations 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2049	2.250%	150,000	180,375
02/15/2050	2.000%	150,000	171,797
Total U.S. Treasury Obligations (Cost $327,176)			352,172

Options Purchased Puts 1.6%
Value ($)
(Cost $203,962,168)	225,577,900

Money Market Funds 14.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(c),(f)	2,119,117,960	2,119,117,960
Total Money Market Funds (Cost $2,118,990,390)		2,119,117,960
Total Investments in Securities (Cost: $14,232,207,374)		16,464,625,061
Other Assets & Liabilities, Net		(1,831,831,065)
Net Assets		14,632,793,996

At June 30, 2020, securities and/or cash totaling $260,989,921 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
British Pound	362	09/2020	USD	28,048,213	—	(764,042)
DAX Index	44	09/2020	EUR	13,558,050	375,558	—
Euro FX	57	09/2020	USD	8,018,119	—	(85,866)
FTSE/MIB Index	109	09/2020	EUR	10,512,505	340,807	—
Japanese Yen	470	09/2020	USD	54,467,125	145,724	—
MSCI Singapore Index	283	07/2020	SGD	8,372,555	—	(96,557)
New Zealand Dollar	10	09/2020	USD	645,500	—	(10,587)
S&P 500 Index E-mini	5,962	09/2020	USD	921,188,620	25,597,154	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	11

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	159	09/2020	AUD	23,420,700	282,257	—
TOPIX Index	111	09/2020	JPY	1,729,935,000	—	(693,214)
U.S. Long Bond	1,712	09/2020	USD	305,699,000	748,599	—
U.S. Treasury 10-Year Note	4,426	09/2020	USD	615,974,719	1,589,224	—
U.S. Treasury 2-Year Note	2,367	09/2020	USD	522,700,174	139,147	—
U.S. Treasury 5-Year Note	6,523	09/2020	USD	820,216,292	1,694,405	—
U.S. Ultra Bond 10-Year Note	1	09/2020	USD	157,484	1,420	—
U.S. Ultra Treasury Bond	50	09/2020	USD	10,907,813	40,908	—
U.S. Ultra Treasury Bond	470	09/2020	USD	102,533,438	—	(219,456)
Total					30,955,203	(1,869,722)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	(10)	09/2020	USD	(690,000)	12,163	—
Canadian Dollar	(10)	09/2020	USD	(736,200)	12,083	—
EURO STOXX 50 Index	(1,316)	09/2020	EUR	(42,414,680)	—	(1,615,205)
FTSE 100 Index	(304)	09/2020	GBP	(18,688,400)	—	(281,962)
Hang Seng Index	(379)	07/2020	HKD	(459,480,650)	195,884	—
OMXS30 Index	(3,788)	07/2020	SEK	(631,175,500)	—	(2,884,359)
Russell 2000 Index E-mini	(2,651)	09/2020	USD	(190,553,880)	—	(11,127,519)
S&P 500 Index E-mini	(7,977)	09/2020	USD	(1,232,526,270)	—	(27,716,622)
S&P/TSX 60 Index	(675)	09/2020	CAD	(125,347,500)	—	(2,811,925)
Swiss Franc	(10)	09/2020	USD	(1,322,500)	—	(12,225)
U.S. Treasury 10-Year Note	(15)	09/2020	USD	(2,087,578)	—	(5,046)
U.S. Ultra Treasury Bond	(29)	09/2020	USD	(6,326,531)	—	(1,200)
Total					220,130	(46,456,063)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,305,222,090	4,210	2,600.00	12/17/2021	72,518,186	95,019,700
S&P 500 Index	JPMorgan	USD	1,457,136,300	4,700	2,500.00	12/17/2021	79,281,762	86,245,000
S&P 500 Index	JPMorgan	USD	861,880,620	2,780	2,400.00	12/17/2021	52,162,220	44,313,200
Total							203,962,168	225,577,900

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.762	USD	200,000,000	2,084,784	—	—	2,084,784	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $5,958,231, which represents 0.04% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	2,396,164,490	2,660,426,579	(2,937,640,281)	167,172	2,119,117,960	—	212,633	10,933,779	2,119,117,960
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	401,353,457	311	(15,669,320)	(25,805,287)	359,879,161	—	20,228,513	—	13,647,295
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,203,956,508	3,525	(44,796,371)	(64,225,719)	1,094,937,943	—	32,529,962	—	19,243,198
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	271,780,187	140,793	(1,322,214)	(36,210,956)	234,387,810	—	939,899	—	9,113,056
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	762,462,922	85,360	(57,205,608)	49,247,068	754,589,742	—	(1,320,675)	—	66,425,153
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	379,976,135	—	(27,850,406)	2,222,912	354,348,641	—	33,993,667	—	14,654,617
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	220,399,435	32,361	(12,082,939)	7,415,079	215,763,936	—	(763,775)	—	21,426,409
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	409,550,100	—	(51,680,269)	44,243,174	402,113,005	—	10,534,834	—	32,117,652
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	107,031,402	336	(6,712,697)	9,447	100,328,488	—	4,510,797	—	2,894,648
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	—	378,232,163	—	(4,639,138)	373,593,025	4,671,937	—	1,907,226	31,822,234
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	192,206,805	—	(13,468,427)	(2,841,904)	175,896,474	—	2,295,997	—	14,818,574
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	228,075,626	207,640	(5,995,930)	(36,778,896)	185,508,440	—	4,527,566	—	7,870,532
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	105,005,012	262,828	(265,247)	(21,157,811)	83,844,782	—	122,520	—	4,048,517
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	67,422,376	782,929	—	(13,841,298)	54,364,007	—	—	—	4,377,134
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	66,458,979	501,639	—	13,610,874	80,571,492	—	—	—	3,759,752
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	16,006,817	—	(11,446,332)	(4,560,485)	—	—	(410,101)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	221,774,932	27,831	(13,244,810)	6,306,681	214,864,634	—	417,341	—	19,622,341
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	529,999,341	103,400	(24,839,234)	21,648,153	526,911,660	—	792,593	—	45,858,282
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	13

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	681,858,241	2,297,244	(317,250,088)	(64,837,864)	302,067,533	—	(24,137,088)	1,013,960	31,205,323
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	352,524,058	—	(28,101,924)	4,439,777	328,861,911	—	27,169,148	—	7,972,410
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	354,408,681	—	(22,869,362)	(214,620)	331,324,699	—	29,625,622	—	8,712,193
CTIVP® – MFS® Value Fund, Class 1 Shares
	212,042,402	171,394	(1,222,522)	(28,312,818)	182,678,456	—	887,947	—	7,206,251
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	337,924,514	—	(33,274,365)	51,797,239	356,447,388	—	48,251,343	—	7,561,463
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	204,874,363	480,677	(10,541)	(37,750,275)	167,594,224	—	5,825	—	7,846,172
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	729,870,997	78,347	(51,436,404)	38,145,445	716,658,385	—	5,591,101	—	61,305,251
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	140,223,090	274,522	(483,556)	(20,842,661)	119,171,395	—	261,372	—	4,611,896
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	170,277,634	50,325	(5,807,229)	5,068,511	169,589,241	—	166,021	—	15,998,985
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	147,679,653	33,536	(9,029,530)	(7,598,761)	131,084,898	—	7,092,688	—	4,096,403
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	873,668,025	89,597	(63,927,294)	48,101,062	857,931,390	—	2,903,501	—	72,583,028
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	452,637,010	1,183	(11,291,950)	(32,603,578)	408,742,665	—	12,896,351	—	17,950,929
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	682,737,340	4,522,090	(50,519,657)	(68,756,906)	567,982,867	1,859,196	(4,319,657)	1,324,142	57,839,396
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	256,654,783	3,382,581	(44,756,493)	(3,438,894)	211,841,977	2,360,530	(5,486,493)	531,778	19,188,585
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	247,421,643	9,773,618	—	(55,814,264)	201,380,997	—	—	1,456,339	26,779,388
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	154,872,094	900,177	—	(1,068,966)	154,703,305	—	—	—	6,143,896
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	147,689,125	998,082	—	(33,619,824)	115,067,383	—	—	—	5,134,645
Total	13,726,988,177			(272,498,331)	12,654,149,914	8,891,663	209,519,452	17,167,224

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Abbreviation Legend
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	49,881,396	—	—	49,881,396
Equity Funds	—	—	—	6,676,609,961	6,676,609,961
Exchange-Traded Equity Funds	702,672,006	—	—	—	702,672,006
Exchange-Traded Fixed Income Funds	748,752,450	—	—	—	748,752,450
Fixed Income Funds	—	—	—	3,858,421,993	3,858,421,993
Residential Mortgage-Backed Securities - Agency	—	2,083,239,223	—	—	2,083,239,223
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	15

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
U.S. Treasury Obligations	352,172	—	—	—	352,172
Options Purchased Puts	225,577,900	—	—	—	225,577,900
Money Market Funds	2,119,117,960	—	—	—	2,119,117,960
Total Investments in Securities	3,796,472,488	2,133,120,619	—	10,535,031,954	16,464,625,061
Investments in Derivatives
Asset
Futures Contracts	31,175,333	—	—	—	31,175,333
Swap Contracts	—	2,084,784	—	—	2,084,784
Liability
Futures Contracts	(48,325,785)	—	—	—	(48,325,785)
Total	3,779,322,036	2,135,205,403	—	10,535,031,954	16,449,559,393
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,341,303,349)	$3,584,897,247
Affiliated issuers (cost $10,686,941,857)	12,654,149,914
Options purchased (cost $203,962,168)	225,577,900
Cash collateral held at broker for:
TBA	931,000
Margin deposits on:
Futures contracts	252,526,736
Swap contracts	7,532,185
Receivable for:
Investments sold	10,470,421
Capital shares sold	20,786
Dividends	3,052,907
Interest	2,737,182
Foreign tax reclaims	1,738
Variation margin for futures contracts	13,956,383
Variation margin for swap contracts	278,213
Total assets	16,756,132,612
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	2,084,646,920
Capital shares purchased	14,978,530
Variation margin for futures contracts	22,308,144
Management services fees	73,317
Distribution and/or service fees	99,529
Service fees	719,593
Compensation of board members	365,909
Compensation of chief compliance officer	1,708
Other expenses	144,966
Total liabilities	2,123,338,616
Net assets applicable to outstanding capital stock	$14,632,793,996
Represented by
Trust capital	$14,632,793,996
Total - representing net assets applicable to outstanding capital stock	$14,632,793,996
Class 1
Net assets	$2,652,125
Shares outstanding	171,544
Net asset value per share	$15.46
Class 2
Net assets	$14,630,141,871
Shares outstanding	948,042,112
Net asset value per share	$15.43
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	17

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$13,887,716
Dividends — affiliated issuers	17,167,224
Interest	1,327,504
Total income	32,382,444
Expenses:
Management services fees	12,852,728
Distribution and/or service fees
Class 2	18,029,707
Service fees	4,326,390
Compensation of board members	87,297
Custodian fees	22,494
Printing and postage fees	55,928
Audit fees	19,642
Legal fees	75,925
Compensation of chief compliance officer	1,607
Other	84,420
Total expenses	35,556,138
Net investment loss	(3,173,694)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	45,790,287
Investments — affiliated issuers	209,519,452
Capital gain distributions from underlying affiliated funds	8,891,663
Foreign currency translations	982,734
Futures contracts	(348,930,016)
Options purchased	326,986,623
Swap contracts	328,311
Net realized gain	243,569,054
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(78,168,514)
Investments — affiliated issuers	(272,498,331)
Foreign currency translations	345,318
Futures contracts	(56,896,628)
Options purchased	57,479,303
Swap contracts	2,084,784
Net change in unrealized appreciation (depreciation)	(347,654,068)
Net realized and unrealized loss	(104,085,014)
Net decrease in net assets resulting from operations	$(107,258,708)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$(3,173,694)	$183,084,419
Net realized gain	243,569,054	380,704,892
Net change in unrealized appreciation (depreciation)	(347,654,068)	1,614,168,103
Net increase (decrease) in net assets resulting from operations	(107,258,708)	2,177,957,414
Decrease in net assets from capital stock activity	(491,033,253)	(690,814,602)
Total increase (decrease) in net assets	(598,291,961)	1,487,142,812
Net assets at beginning of period	15,231,085,957	13,743,943,145
Net assets at end of period	$14,632,793,996	$15,231,085,957

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	114,303	1,746,190	73,453	1,104,686
Redemptions	(13,119)	(204,102)	(3,093)	(45,958)
Net increase	101,184	1,542,088	70,360	1,058,728
Class 2
Subscriptions	673,249	10,079,101	2,539,315	37,153,660
Redemptions	(33,965,081)	(502,654,442)	(49,844,806)	(729,026,990)
Net decrease	(33,291,832)	(492,575,341)	(47,305,491)	(691,873,330)
Total net decrease	(33,190,648)	(491,033,253)	(47,235,131)	(690,814,602)

(a)	Class 1 shares are based on operations from February 20, 2019 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$15.53	0.02	(0.09)	(0.07)
Year Ended 12/31/2019(d)	$14.19	0.13	1.21	1.34
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$15.52	(0.00)(e)	(0.09)	(0.09)
Year Ended 12/31/2019	$13.36	0.18	1.98	2.16
Year Ended 12/31/2018	$14.19	0.13	(0.96)	(0.83)
Year Ended 12/31/2017	$12.41	0.09	1.69	1.78
Year Ended 12/31/2016	$12.00	0.07	0.34	0.41
Year Ended 12/31/2015	$12.31	0.08	(0.39)	(0.31)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$15.46	(0.45%)	0.25%(c)	0.25%(c)	0.21%(c)	76%	$2,652
Year Ended 12/31/2019(d)	$15.53	9.44%	0.24%(c)	0.24%(c)	1.01%(c)	138%	$1,093
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$15.43	(0.58%)	0.49%(c)	0.49%(c)	(0.04%)(c)	76%	$14,630,142
Year Ended 12/31/2019	$15.52	16.17%	0.49%	0.49%	1.25%	138%	$15,229,993
Year Ended 12/31/2018	$13.36	(5.85%)	0.49%	0.49%	0.90%	92%	$13,743,943
Year Ended 12/31/2017	$14.19	14.34%	0.47%	0.47%	0.69%	98%	$14,678,387
Year Ended 12/31/2016	$12.41	3.42%	0.46%	0.46%	0.57%	112%	$12,877,836
Year Ended 12/31/2015	$12.00	(2.52%)	0.47%	0.47%	0.64%	119%	$11,278,182
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	21

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by buying a Contract.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
22	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Investments in the Underlying Funds (other than ETFs) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	23

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
24	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased option contracts to produce incremental earnings, to decrease the Fund’s exposure to equity market risk and to increase return on investments and to facilitate buying and selling of securities for investments. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	25

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index, and to manage credit risk exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	2,084,784*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	26,791,660*
Equity risk	Investments, at value — Options Purchased	225,577,900
Foreign exchange risk	Component of trust capital — unrealized appreciation on futures contracts	169,970*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	4,213,703*
Total		258,838,017

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	47,227,363*
Foreign exchange risk	Component of trust capital - unrealized depreciation on futures contracts	872,720*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	225,702*
Total		48,325,785

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	328,311	328,311
Equity risk	(416,055,720)	326,986,623	—	(89,069,097)
Foreign exchange risk	(12,274,672)	—	—	(12,274,672)
Interest rate risk	79,400,376	—	—	79,400,376
Total	(348,930,016)	326,986,623	328,311	(21,615,082)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	2,084,784	2,084,784
Equity risk	(62,915,623)	57,479,303	—	(5,436,320)
Foreign exchange risk	(5,564,199)	—	—	(5,564,199)
Interest rate risk	11,583,194	—	—	11,583,194
Total	(56,896,628)	57,479,303	2,084,784	2,667,459
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	27

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	3,547,505,452
Futures contracts — short	1,350,808,850
Credit default swap contracts — sell protection	100,000,000

Derivative instrument	Average value ($)*
Options contracts — purchased	214,166,600

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
28	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2020:
	JPMorgan ($)	Morgan Stanley ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (a)	-	278,213	278,213
Options purchased puts	225,577,900	-	225,577,900
Total assets	225,577,900	278,213	225,856,113
Total financial and derivative net assets	225,577,900	278,213	225,856,113
Total collateral received (pledged) (b)	-	-	-
Net amount (c)	225,577,900	278,213	225,856,113

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	29

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a
30	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
management services fee (or investment advisory services fee, as applicable) to the Investment Manager and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager) including other funds advised by the Investment Manager that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.18% of the Fund’s average daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The annualized effective service fee rate for the six months ended June 30, 2020, was 0.06% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	31

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2020 through April 30, 2021	Prior to May 1, 2020
Class 1	0.80%	0.85%
Class 2	1.05	1.10
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $11,454,555,013 and $10,088,271,277, respectively, for the six months ended June 30, 2020, of which $10,305,065,073 and $8,554,418,802, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
32	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 8. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	33

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
34	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	35

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as enhancements to the investment process) had been taken to help improve the Fund’s performance.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
36	Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Variable Portfolio – Managed Volatility Moderate Growth Fund | Semiannual Report 2020	37

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Variable Portfolio – Managed Volatility Moderate Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6539 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio – Select Large Cap Equity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund) holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio – Select Large Cap Equity Fund  |  Semiannual Report 2020

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Peter Santoro, CFA
Co-Portfolio Manager
Managed Fund since 2018
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2018
Tiffany Wade
Co-Portfolio Manager
Managed Fund since November 2019
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	Life
Class 1	01/04/18	-0.17	8.30	7.14
Class 2	01/04/18	-0.34	8.07	6.85
S&P 500 Index		-3.08	7.51	7.46
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative. Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	98.5
Convertible Preferred Stocks	0.8
Money Market Funds	0.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	12.1
Consumer Discretionary	11.7
Consumer Staples	5.5
Energy	2.2
Financials	7.5
Health Care	14.5
Industrials	8.7
Information Technology	30.3
Materials	1.1
Real Estate	3.0
Utilities	3.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	998.30	1,021.43	3.43	3.47	0.69
Class 2	1,000.00	1,000.00	996.60	1,020.19	4.67	4.72	0.94
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020	5

Portfolio of Investments
June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.4%
Issuer	Shares	Value ($)
Communication Services 12.0%
Entertainment 3.0%
Electronic Arts, Inc.(a)	130,325	17,209,416
Walt Disney Co. (The)	207,707	23,161,408
Total		40,370,824
Interactive Media & Services 4.8%
Alphabet, Inc., Class C(a)	46,639	65,929,357
Media 2.8%
Comcast Corp., Class A	645,886	25,176,636
Discovery, Inc., Class A(a)	629,635	13,285,299
Total		38,461,935
Wireless Telecommunication Services 1.4%
T-Mobile U.S.A., Inc.(a)	177,476	18,484,125
Total Communication Services		163,246,241
Consumer Discretionary 11.6%
Hotels, Restaurants & Leisure 1.2%
Darden Restaurants, Inc.	93,128	7,056,308
Las Vegas Sands Corp.	210,816	9,600,561
Total		16,656,869
Internet & Direct Marketing Retail 5.4%
Amazon.com, Inc.(a)	26,825	74,005,347
Multiline Retail 1.4%
Target Corp.	157,422	18,879,620
Specialty Retail 2.1%
Home Depot, Inc. (The)	112,631	28,215,192
Textiles, Apparel & Luxury Goods 1.5%
Nike, Inc., Class B	213,903	20,973,189
Total Consumer Discretionary		158,730,217
Consumer Staples 5.4%
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	67,199	20,375,409
Food Products 1.3%
Mondelez International, Inc., Class A	348,106	17,798,660
Household Products 1.2%
Kimberly-Clark Corp.	119,722	16,922,704
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.4%
Philip Morris International, Inc.	268,196	18,789,812
Total Consumer Staples		73,886,585
Energy 2.2%
Oil, Gas & Consumable Fuels 2.2%
Chevron Corp.	249,335	22,248,162
EOG Resources, Inc.	142,498	7,218,949
Total		29,467,111
Total Energy		29,467,111
Financials 7.5%
Banks 4.6%
Bank of America Corp.	1,053,705	25,025,494
JPMorgan Chase & Co.	316,045	29,727,193
Popular, Inc.	204,454	7,599,555
Total		62,352,242
Capital Markets 1.6%
BlackRock, Inc.	39,251	21,356,076
Insurance 1.3%
Allstate Corp. (The)	187,269	18,163,220
Total Financials		101,871,538
Health Care 13.6%
Biotechnology 3.5%
AbbVie, Inc.	211,068	20,722,656
Alexion Pharmaceuticals, Inc.(a)	79,641	8,938,906
BioMarin Pharmaceutical, Inc.(a)	87,407	10,780,779
Exact Sciences Corp.(a)	83,387	7,249,666
Total		47,692,007
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	254,181	23,239,769
Baxter International, Inc.	187,976	16,184,733
Total		39,424,502
Health Care Providers & Services 1.4%
Cigna Corp.	102,357	19,207,291
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
6	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 5.8%
Bristol-Myers Squibb Co.	243,614	14,324,503
Eli Lilly and Co.	140,963	23,143,305
Johnson & Johnson	256,117	36,017,734
Royalty Pharma PLC, Class A(a)	126,708	6,151,674
Total		79,637,216
Total Health Care		185,961,016
Industrials 8.7%
Aerospace & Defense 1.1%
Northrop Grumman Corp.	48,869	15,024,285
Building Products 2.4%
Masco Corp.	353,974	17,773,035
Trane Technologies PLC	173,581	15,445,237
Total		33,218,272
Machinery 2.5%
Cummins, Inc.	94,404	16,356,437
Stanley Black & Decker, Inc.	123,935	17,274,060
Total		33,630,497
Road & Rail 2.7%
Norfolk Southern Corp.	91,051	15,985,824
Union Pacific Corp.	119,250	20,161,598
Total		36,147,422
Total Industrials		118,020,476
Information Technology 30.0%
Communications Equipment 1.8%
Cisco Systems, Inc.	520,286	24,266,139
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity Ltd.	177,289	14,457,918
IT Services 5.5%
Fidelity National Information Services, Inc.	168,642	22,613,206
International Business Machines Corp.	173,742	20,982,821
MasterCard, Inc., Class A	104,480	30,894,736
Total		74,490,763
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.9%
Broadcom, Inc.	74,339	23,462,132
NVIDIA Corp.	54,907	20,859,718
NXP Semiconductors NV	125,676	14,332,091
Qorvo, Inc.(a)	78,056	8,627,530
Total		67,281,471
Software 10.7%
Adobe, Inc.(a)	69,103	30,081,227
Microsoft Corp.	482,529	98,199,477
NortonLifeLock, Inc.	872,997	17,311,530
Total		145,592,234
Technology Hardware, Storage & Peripherals 6.1%
Apple, Inc.	184,545	67,322,016
HP, Inc.	896,934	15,633,560
Total		82,955,576
Total Information Technology		409,044,101
Materials 1.1%
Metals & Mining 1.1%
Barrick Gold Corp.	547,390	14,746,687
Total Materials		14,746,687
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITS) 3.0%
American Homes 4 Rent, Class A	373,579	10,049,275
Medical Properties Trust, Inc.	737,171	13,858,815
ProLogis, Inc.	178,121	16,624,033
Total		40,532,123
Total Real Estate		40,532,123
Utilities 3.3%
Electric Utilities 2.3%
American Electric Power Co., Inc.	189,343	15,079,277
FirstEnergy Corp.	411,284	15,949,593
Total		31,028,870
Multi-Utilities 1.0%
DTE Energy Co.	136,213	14,642,898
Total Utilities		45,671,768
Total Common Stocks (Cost $1,144,119,701)		1,341,177,863

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020	7

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Convertible Preferred Stocks 0.8%
Issuer		Shares	Value ($)
Health Care 0.8%
Health Care Equipment & Supplies 0.8%
Danaher Corp.	5.000%	9,780	10,555,750
Total Health Care			10,555,750
Total Convertible Preferred Stocks (Cost $9,786,800)			10,555,750

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	10,184,408	10,184,408
Total Money Market Funds (Cost $10,184,014)		10,184,408
Total Investments in Securities (Cost: $1,164,090,515)		1,361,918,021
Other Assets & Liabilities, Net		937,116
Net Assets		1,362,855,137
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	15,532,962	157,790,800	(163,139,748)	394	10,184,408	5,397	140,432	10,184,408
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
8	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020

Portfolio of Investments  (continued)
June 30, 2020 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	163,246,241	—	—	163,246,241
Consumer Discretionary	158,730,217	—	—	158,730,217
Consumer Staples	73,886,585	—	—	73,886,585
Energy	29,467,111	—	—	29,467,111
Financials	101,871,538	—	—	101,871,538
Health Care	185,961,016	—	—	185,961,016
Industrials	118,020,476	—	—	118,020,476
Information Technology	409,044,101	—	—	409,044,101
Materials	14,746,687	—	—	14,746,687
Real Estate	40,532,123	—	—	40,532,123
Utilities	45,671,768	—	—	45,671,768
Total Common Stocks	1,341,177,863	—	—	1,341,177,863
Convertible Preferred Stocks
Health Care	—	10,555,750	—	10,555,750
Total Convertible Preferred Stocks	—	10,555,750	—	10,555,750
Money Market Funds	10,184,408	—	—	10,184,408
Total Investments in Securities	1,351,362,271	10,555,750	—	1,361,918,021
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020	9

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,153,906,501)	$1,351,733,613
Affiliated issuers (cost $10,184,014)	10,184,408
Receivable for:
Dividends	1,448,354
Foreign tax reclaims	23,234
Expense reimbursement due from Investment Manager	1,618
Total assets	1,363,391,227
Liabilities
Due to custodian	23,234
Payable for:
Capital shares purchased	443,316
Management services fees	26,648
Compensation of board members	19,679
Compensation of chief compliance officer	145
Other expenses	23,068
Total liabilities	536,090
Net assets applicable to outstanding capital stock	$1,362,855,137
Represented by
Trust capital	$1,362,855,137
Total - representing net assets applicable to outstanding capital stock	$1,362,855,137
Class 1
Net assets	$1,362,852,189
Shares outstanding	114,828,189
Net asset value per share	$11.87
Class 2
Net assets	$2,948
Shares outstanding	250
Net asset value per share	$11.79
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$19,821,459
Dividends — affiliated issuers	140,432
Interfund lending	54
Foreign taxes withheld	(44,325)
Total income	19,917,620
Expenses:
Management services fees	4,741,182
Distribution and/or service fees
Class 2	4
Compensation of board members	12,702
Custodian fees	5,303
Printing and postage fees	1,761
Audit fees	14,669
Legal fees	10,141
Compensation of chief compliance officer	151
Other	10,289
Total expenses	4,796,202
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(297,314)
Total net expenses	4,498,888
Net investment income	15,418,732
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,915,575)
Investments — affiliated issuers	5,397
Net realized loss	(7,910,178)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(11,045,226)
Investments — affiliated issuers	394
Net change in unrealized appreciation (depreciation)	(11,044,832)
Net realized and unrealized loss	(18,955,010)
Net decrease in net assets resulting from operations	$(3,536,278)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020	11

Statement of Changes in Net Assets
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$15,418,732	$15,424,527
Net realized loss	(7,910,178)	(33,204,604)
Net change in unrealized appreciation (depreciation)	(11,044,832)	315,685,423
Net increase (decrease) in net assets resulting from operations	(3,536,278)	297,905,346
Increase (decrease) in net assets from capital stock activity	18,561,056	(20,557,579)
Total increase in net assets	15,024,778	277,347,767
Net assets at beginning of period	1,347,830,359	1,070,482,592
Net assets at end of period	$1,362,855,137	$1,347,830,359

	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	4,773,769	58,019,106	100,590	1,063,291
Redemptions	(3,326,952)	(39,458,050)	(1,972,710)	(21,620,870)
Net increase (decrease)	1,446,817	18,561,056	(1,872,120)	(20,557,579)
Total net increase (decrease)	1,446,817	18,561,056	(1,872,120)	(20,557,579)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020

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Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$11.89	0.13	(0.15)	(0.02)
Year Ended 12/31/2019	$9.29	0.13	2.47	2.60
Year Ended 12/31/2018(d)	$10.00	0.13	(0.84)	(0.71)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$11.83	0.12	(0.16)	(0.04)
Year Ended 12/31/2019	$9.27	0.10	2.46	2.56
Year Ended 12/31/2018(d)	$10.00	0.09	(0.82)	(0.73)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The Fund commenced operations on January 4, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$11.87	(0.17%)	0.74%(c)	0.69%(c)	2.36%(c)	32%	$1,362,852
Year Ended 12/31/2019	$11.89	27.99%	0.74%	0.69%	1.25%	59%	$1,347,827
Year Ended 12/31/2018(d)	$9.29	(7.10%)	0.75%(c)	0.69%(c)	1.27%(c)	58%	$1,070,480
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$11.79	(0.34%)	0.98%(c)	0.94%(c)	2.09%(c)	32%	$3
Year Ended 12/31/2019	$11.83	27.62%	0.97%	0.94%	0.97%	59%	$3
Year Ended 12/31/2018(d)	$9.27	(7.30%)	0.97%(c)	0.94%(c)	0.84%(c)	58%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020	15

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
16	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of the Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020	17

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended June 30, 2020 was 0.73% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
18	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. For the six months ended June 30, 2020, there were no assets subject to the service fee.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through April 30, 2021
Class 1	0.69%
Class 2	0.94
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $455,637,484 and $416,322,437, respectively, for the six months ended June 30, 2020. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020	19

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended June 30, 2020 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,500,000	0.65	2
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at June 30, 2020.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended June 30, 2020.
Note 8. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
20	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020	21

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
22	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Select Large Cap Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020	23

Approval of Management Agreement  (continued)

Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial.
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was observed that the services being performed under the Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
24	Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020

Approval of Management Agreement  (continued)

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the Fund as its net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Semiannual Report 2020	25

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Columbia Variable Portfolio – Select Large Cap Equity Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
C-2036 AP (8/20)

SemiAnnual Report
June 30, 2020
Variable Portfolio Funds
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
CTIVP® – American Century Diversified Bond Fund
CTIVP® – CenterSquare Real Estate Fund
CTIVP® – Los Angeles Capital Large Cap Growth Fund
CTIVP® – MFS® Value Fund
CTIVP® – Morgan Stanley Advantage Fund
CTIVP® – T. Rowe Price Large Cap Value Fund
CTIVP® – TCW Core Plus Bond Fund
CTIVP® – Wells Fargo Short Duration Government Fund
CTIVP® – Westfield Mid Cap Growth Fund
Variable Portfolio – Partners Core Bond Fund
Variable Portfolio – Partners International Core Equity Fund
(formerly CTIVP® – AQR International Core Equity Fund)
Variable Portfolio – Partners International Growth Fund
(formerly CTIVP® – William Blair International Leaders Fund)
Variable Portfolio – Partners International Value Fund
(formerly CTIVP® – DFA International Value Fund)
Variable Portfolio – Partners Small Cap Growth Fund
Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts or variable life insurance policies (collectively, Contracts) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plans). Please contact your financial advisor or insurance representative for more information.
This report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure document for information regarding the investment options available to you.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Variable Portfolio Funds  |  Semiannual Report 2020

Fund at a Glance
CTIVP® – American Century Diversified Bond Fund (Unaudited)
Investment objective
CTIVP® – American Century Diversified Bond Fund (the Fund) seeks to provide shareholders with a high level of current income.
Portfolio management
American Century Investment Management, Inc.
Robert Gahagan
Alejandro Aguilar, CFA
Jeffrey Houston, CFA
Brian Howell
Charles Tan
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	4.36	6.69	4.32	3.83
Class 2	05/07/10	4.20	6.43	4.04	3.57
Bloomberg Barclays U.S. Aggregate Bond Index		6.14	8.74	4.30	3.82
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	3

Fund at a Glance   (continued)
CTIVP® – American Century Diversified Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Asset-Backed Securities — Non-Agency	4.7
Commercial Mortgage-Backed Securities - Non-Agency	2.7
Corporate Bonds & Notes	37.7
Foreign Government Obligations	1.8
Inflation-Indexed Bonds	3.3
Money Market Funds	1.1
Municipal Bonds	1.8
Residential Mortgage-Backed Securities - Agency	17.1
Residential Mortgage-Backed Securities - Non-Agency	6.3
U.S. Treasury Obligations	23.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2020)
AAA rating	45.3
AA rating	9.1
A rating	13.1
BBB rating	21.3
BB rating	6.7
B rating	3.8
CCC rating	0.5
Not rated	0.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2020)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	128.8	(236.5)	(107.7)
Foreign Currency Derivative Contracts	44.9	(37.2)	7.7
Total Notional Market Value of Derivative Contracts	173.7	(273.7)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
CTIVP® – CenterSquare Real Estate Fund (Unaudited)
Investment objective
CTIVP® – CenterSquare Real Estate Fund (the Fund) seeks to provide shareholders with current income and capital appreciation.
Portfolio management
CenterSquare Investment Management LLC
Dean Frankel, CFA
Eric Rothman, CFA
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-15.53	-9.76	2.58	6.93
Class 2	05/07/10	-15.63	-9.92	2.31	6.67
FTSE Nareit Equity REITs Index		-18.71	-13.04	4.06	9.05
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to June 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The FTSE Nareit Equity REITs Index reflects performance of all publicly traded equity real estate investment trusts (REITs), other than those designated as timber REITs.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	5

Fund at a Glance   (continued)
CTIVP® – CenterSquare Real Estate Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	99.5
Money Market Funds	0.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Real Estate	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at June 30, 2020)
Real Estate
Diversified REITs	6.2
Health Care REITs	11.9
Hotel & Resort REITs	3.3
Industrial REITs	13.0
Office REITs	8.6
Residential REITs	20.7
Retail REITs	8.8
Specialized REITs	27.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

6	Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Unaudited)
Investment objective
CTIVP® – Los Angeles Capital Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Los Angeles Capital Management and Equity Research, Inc.
Thomas Stevens, CFA
Hal Reynolds, CFA
Daniel Allen, CFA
Daniel Arche, CFA
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	9.12	20.35	13.31	15.58
Class 2	05/07/10	8.97	20.05	13.03	15.29
Russell 1000 Growth Index		9.81	23.28	15.89	17.23
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	7

Fund at a Glance   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	99.6
Money Market Funds	0.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	9.2
Consumer Discretionary	14.4
Consumer Staples	5.3
Financials	3.3
Health Care	14.9
Industrials	4.4
Information Technology	46.1
Materials	1.4
Real Estate	1.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

8	Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
CTIVP® – MFS® Value Fund (Unaudited)
Investment objective
CTIVP® – MFS® Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Massachusetts Financial Services Company
Katherine Cannan
Nevin Chitkara
Steve Gorham
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-13.06	-4.73	5.98	10.97
Class 2	05/07/10	-13.17	-4.96	5.72	10.70
Russell 1000 Value Index		-16.26	-8.84	4.64	10.41
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	9

Fund at a Glance   (continued)
CTIVP® – MFS® Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	99.0
Money Market Funds	1.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	3.4
Consumer Discretionary	1.1
Consumer Staples	7.3
Energy	2.9
Financials	25.2
Health Care	20.0
Industrials	17.4
Information Technology	11.0
Materials	3.6
Real Estate	0.4
Utilities	7.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

10	Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
CTIVP® – Morgan Stanley Advantage Fund (Unaudited)
Investment objective
CTIVP® – Morgan Stanley Advantage Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Morgan Stanley Investment Management Inc.
Dennis Lynch
Sam Chainani, CFA
Jason Yeung, CFA
Armistead Nash
David Cohen
Alexander Norton
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	32.53	32.45	19.44	17.58
Class 2	05/07/10	32.40	32.14	19.15	17.29
Russell 1000 Growth Index		9.81	23.28	15.89	17.23
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	11

Fund at a Glance   (continued)
CTIVP® – Morgan Stanley Advantage Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	98.0
Money Market Funds	2.0
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	19.3
Consumer Discretionary	10.9
Consumer Staples	1.3
Energy	0.3
Financials	1.7
Health Care	14.9
Industrials	3.8
Information Technology	42.3
Materials	5.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

12	Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
CTIVP® – T. Rowe Price Large Cap Value Fund (Unaudited)
Investment objective
CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital and income.
Portfolio management
T. Rowe Price Associates, Inc.
Heather McPherson
Mark Finn, CFA, CPA
John Linehan, CFA
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-18.44	-11.04	3.02	8.84
Class 2	05/07/10	-18.54	-11.29	2.76	8.57
Russell 1000 Value Index		-16.26	-8.84	4.64	10.41
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	13

Fund at a Glance   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	98.0
Convertible Preferred Stocks	1.6
Money Market Funds	0.4
Preferred Stocks	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	5.2
Consumer Discretionary	2.3
Consumer Staples	9.0
Energy	7.8
Financials	20.7
Health Care	17.3
Industrials	10.7
Information Technology	11.9
Materials	4.2
Real Estate	2.3
Utilities	8.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

14	Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
CTIVP® – TCW Core Plus Bond Fund (Unaudited)
Investment objective
CTIVP® – TCW Core Plus Bond Fund (the Fund) seeks to provide shareholders with total return through current income and capital appreciation.
Portfolio management
TCW Investment Management Company LLC
Tad Rivelle
Laird Landmann
Stephen Kane, CFA
Bryan Whalen, CFA
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	6.18	8.85	4.22	3.28
Class 2	05/07/10	6.11	8.49	3.96	3.03
Bloomberg Barclays U.S. Aggregate Bond Index		6.14	8.74	4.30	3.82
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to March 2014 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	15

Fund at a Glance   (continued)
CTIVP® – TCW Core Plus Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Asset-Backed Securities — Non-Agency	4.3
Commercial Mortgage-Backed Securities - Agency	1.3
Commercial Mortgage-Backed Securities - Non-Agency	0.8
Commercial Paper	0.2
Common Stocks	0.0(a)
Corporate Bonds & Notes	25.8
Foreign Government Obligations	1.6
Inflation-Indexed Bonds	3.3
Money Market Funds	10.9
Municipal Bonds	1.0
Residential Mortgage-Backed Securities - Agency	30.8
Residential Mortgage-Backed Securities - Non-Agency	5.7
Senior Loans	0.8
Treasury Bills	5.6
U.S. Treasury Obligations	7.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2020)
AAA rating	51.5
AA rating	12.0
A rating	8.1
BBB rating	17.2
BB rating	4.3
B rating	3.4
CCC rating	1.3
CC rating	0.4
Not rated	1.8
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

16	Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
CTIVP® – Wells Fargo Short Duration Government Fund (Unaudited)
Investment objective
CTIVP® – Wells Fargo Short Duration Government Fund (the Fund) seeks to provide shareholders with current income consistent with capital preservation.
Portfolio management
Wells Capital Management Incorporated
Thomas O’Connor, CFA*
Maulik Bhansali, CFA
Jarad Vasquez
*Mr. O’Connor has announced his intention to retire from WellsCap effective December 31, 2020. Accordingly, after December 31, 2020, all references to Mr. O’Connor are hereby removed.
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	3.11	4.23	1.83	1.59
Class 2	05/07/10	2.93	3.94	1.57	1.34
Bloomberg Barclays U.S. 1-3 Year Government Bond Index		2.99	4.12	1.86	1.36
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. 1-3 Year Government Bond Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	17

Fund at a Glance   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Asset-Backed Securities — Non-Agency	12.0
Commercial Mortgage-Backed Securities - Agency	0.0(a)
Commercial Mortgage-Backed Securities - Non-Agency	0.1
Corporate Bonds & Notes	0.8
Foreign Government Obligations	0.4
Money Market Funds	3.5
Residential Mortgage-Backed Securities - Agency	62.4
Residential Mortgage-Backed Securities - Non-Agency	5.0
U.S. Treasury Obligations	15.8
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2020)
AAA rating	99.2
AA rating	0.6
A rating	0.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the rating of Moody’s, S&P or Fitch, whichever rating agency rates the security highest. When ratings are available from only two rating agencies, the higher of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

18	Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
CTIVP® – Westfield Mid Cap Growth Fund (Unaudited)
Investment objective
CTIVP® – Westfield Mid Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Westfield Capital Management Company, L.P.
William Muggia
Richard Lee, CFA
Ethan Meyers, CFA
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-0.56	10.61	10.10	13.20
Class 2	05/07/10	-0.67	10.38	9.83	12.92
Russell Midcap Growth Index		4.16	11.91	11.60	15.09
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	19

Fund at a Glance   (continued)
CTIVP® – Westfield Mid Cap Growth Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	99.7
Money Market Funds	0.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Consumer Discretionary	10.8
Financials	5.5
Health Care	21.8
Industrials	15.0
Information Technology	41.2
Materials	1.7
Real Estate	4.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

20	Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
Variable Portfolio – Partners Core Bond Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Core Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.
Portfolio management
J.P. Morgan Investment Management Inc.
Richard Figuly
Justin Rucker
Wells Capital Management Incorporated
Thomas O’Connor, CFA*
Maulik Bhansali, CFA
Jarad Vasquez
*Mr. O’Connor has announced his intention to retire from WellsCap effective December 31, 2020. Accordingly, after December 31, 2020, all references to Mr. O’Connor are hereby removed.
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	6.01	8.44	4.17	3.73
Class 2	05/07/10	5.86	8.20	3.91	3.47
Bloomberg Barclays U.S. Aggregate Bond Index		6.14	8.74	4.30	3.82
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2017 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	21

Fund at a Glance   (continued)
Variable Portfolio – Partners Core Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Asset-Backed Securities — Agency	0.0(a)
Asset-Backed Securities — Non-Agency	7.7
Commercial Mortgage-Backed Securities - Agency	6.0
Commercial Mortgage-Backed Securities - Non-Agency	2.7
Corporate Bonds & Notes	28.5
Foreign Government Obligations	1.3
Inflation-Indexed Bonds	0.1
Money Market Funds	3.0
Municipal Bonds	0.4
Residential Mortgage-Backed Securities - Agency	26.2
Residential Mortgage-Backed Securities - Non-Agency	2.5
U.S. Government & Agency Obligations	0.9
U.S. Treasury Obligations	20.7
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2020)
AAA rating	57.8
AA rating	9.1
A rating	12.0
BBB rating	17.3
BB rating	0.3
B rating	0.2
CCC rating	0.0(a)
C rating	0.0(a)
D rating	0.0(a)
Not rated	3.3
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

22	Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
Variable Portfolio – Partners International Core Equity Fund (Unaudited)
Investment objective
Variable Portfolio – Partners International Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
AQR Capital Management, LLC
Michele Aghassi, Ph.D.
Andrea Frazzini, Ph.D.
Ronen Israel
Lars Nielsen
Schroder Investment Management North America Inc. (subadviser)*
Schroder Investment Management North America Limited (sub-subadviser)*
James Gautrey, CFA
Simon Webber, CFA
*On May 12, 2020, Schroder Investment Management North America Inc., together with its affiliate, Schroder Investment Management North America Limited, assumed day-to-day management of a portion of the Fund’s portfolio.
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-10.45	-5.91	-0.52	4.64
Class 2	05/07/10	-10.52	-6.15	-0.76	4.39
MSCI EAFE Index (Net)		-11.34	-5.13	2.05	5.73
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	23

Fund at a Glance   (continued)
Variable Portfolio – Partners International Core Equity Fund (Unaudited)
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	3.4
Consumer Discretionary	12.5
Consumer Staples	8.2
Energy	2.7
Financials	12.1
Health Care	17.0
Industrials	15.1
Information Technology	15.4
Materials	6.6
Real Estate	3.3
Utilities	3.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2020)
Argentina	1.2
Australia	3.9
Austria	0.6
Belgium	0.8
China	1.8
Denmark	2.3
Finland	0.8
France	6.7
Germany	12.6
Hong Kong	4.6
India	0.8
Isle of Man	0.1
Italy	0.8
Japan	16.9
Netherlands	6.1
New Zealand	0.7
Norway	1.4
Singapore	1.4
South Korea	1.2
Spain	3.3
Sweden	2.2
Switzerland	13.1
Taiwan	1.4
United Kingdom	12.6
United States(a)	2.7
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

24	Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
Variable Portfolio – Partners International Growth Fund (Unaudited)
Investment objective
Variable Portfolio – Partners International Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Walter Scott & Partners Limited*
Roy Leckie
Charlie Macquaker
Jane Henderson
*On May 15, 2020, Walter Scott & Partners Limited (Walter Scott) assumed day-to-day management of a portion of the Fund’s portfolio.
William Blair Investment Management, LLC
Simon Fennell
Kenneth McAtamney
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-2.33	6.50	3.03	6.62
Class 2	05/07/10	-2.48	6.28	2.78	6.36
MSCI EAFE Growth Index (Net)		-3.53	4.15	5.52	7.78
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Growth Index (Net) captures large and mid-cap securities exhibiting overall growth style characteristics across developed market countries around the world, excluding the US and Canada.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Growth Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	25

Fund at a Glance   (continued)
Variable Portfolio – Partners International Growth Fund (Unaudited)
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	4.1
Consumer Discretionary	13.2
Consumer Staples	6.4
Energy	3.6
Financials	7.7
Health Care	13.3
Industrials	23.2
Information Technology	19.8
Materials	4.3
Real Estate	2.4
Utilities	2.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2020)
Argentina	1.1
Australia	2.8
Canada	3.8
China	9.9
Denmark	7.4
Finland	1.4
France	10.0
Germany	5.5
Hong Kong	3.9
India	2.2
Ireland	1.4
Japan	13.5
Luxembourg	0.3
Netherlands	2.8
Portugal	0.4
Singapore	0.4
Spain	1.4
Sweden	3.3
Switzerland	10.1
Taiwan	2.6
United Kingdom	14.3
United States(a)	1.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

26	Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
Variable Portfolio – Partners International Value Fund (Unaudited)
Investment objective
Variable Portfolio – Partners International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Dimensional Fund Advisors LP
Jed Fogdall
Arun Keswani, CFA
Mary Phillips, CFA
Bhanu Singh
Thompson, Siegel & Walmsley LLC*
Brandon Harrell, CFA
*On May 18, 2020, Thompson, Siegel & Walmsley LLC assumed day-to-day management of a portion of the Fund’s portfolio.
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-21.89	-18.57	-2.77	1.99
Class 2	05/07/10	-21.94	-18.71	-3.00	1.74
MSCI EAFE Value Index (Net)		-19.27	-14.48	-1.59	3.53
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The MSCI EAFE Value Index (Net) captures large and mid-cap securities exhibiting overall value style characteristics across 21 of 23 Developed Markets countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	27

Fund at a Glance   (continued)
Variable Portfolio – Partners International Value Fund (Unaudited)
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	6.4
Consumer Discretionary	13.4
Consumer Staples	8.6
Energy	6.0
Financials	20.8
Health Care	9.9
Industrials	14.7
Information Technology	6.1
Materials	8.9
Real Estate	2.8
Utilities	2.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2020)
Australia	4.5
Austria	0.0(a)
Belgium	1.3
China	0.6
Denmark	1.5
Finland	0.2
France	10.3
Germany	10.9
Hong Kong	2.5
Ireland	1.7
Isle of Man	0.3
Israel	0.5
Italy	2.1
Japan	25.9
Netherlands	5.4
New Zealand	0.1
Norway	0.9
Portugal	0.1
Singapore	1.2
Spain	1.2
Sweden	2.5
Switzerland	10.2
United Kingdom	14.4
United States(b)	1.7
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

28	Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
Variable Portfolio – Partners Small Cap Growth Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Small Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
BMO Asset Management Corp.
David Corris, CFA
Thomas Lettenberger, CFA
Scout Investments, Inc.
James McBride, CFA
Timothy Miller, CFA
Wells Capital Management Incorporated
Joseph Eberhardy, CFA, CPA
Thomas Ognar, CFA
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/07/10	-0.79	2.27	4.78	10.82
Class 2	05/07/10	-0.89	2.04	4.52	10.56
Russell 2000 Growth Index		-3.06	3.48	6.86	12.92
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 1, 2019 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Variable Portfolio Funds | Semiannual Report 2020	29

Fund at a Glance   (continued)
Variable Portfolio – Partners Small Cap Growth Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	98.8
Money Market Funds	1.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	0.8
Consumer Discretionary	11.5
Consumer Staples	3.6
Energy	0.1
Financials	6.8
Health Care	31.7
Industrials	15.1
Information Technology	26.5
Materials	1.7
Real Estate	1.8
Utilities	0.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

30	Variable Portfolio Funds | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
CTIVP® – American Century Diversified Bond Fund
Class 1	1,000.00	1,000.00	1,043.60	1,022.48	2.44	2.41	0.48
Class 2	1,000.00	1,000.00	1,042.00	1,021.23	3.71	3.67	0.73
CTIVP® – CenterSquare Real Estate Fund
Class 1	1,000.00	1,000.00	844.70	1,020.93	3.62	3.97	0.79
Class 2	1,000.00	1,000.00	843.70	1,019.69	4.77	5.22	1.04
CTIVP® – Los Angeles Capital Large Cap Growth Fund
Class 1	1,000.00	1,000.00	1,091.20	1,021.43	3.59	3.47	0.69
Class 2	1,000.00	1,000.00	1,089.70	1,020.14	4.94	4.77	0.95
CTIVP® – MFS® Value Fund
Class 1	1,000.00	1,000.00	869.40	1,021.33	3.30	3.57	0.71
Class 2	1,000.00	1,000.00	868.30	1,020.09	4.46	4.82	0.96
CTIVP® – Morgan Stanley Advantage Fund
Class 1	1,000.00	1,000.00	1,325.30	1,021.53	3.87	3.37	0.67
Class 2	1,000.00	1,000.00	1,324.00	1,020.24	5.37	4.67	0.93
Variable Portfolio Funds | Semiannual Report 2020	31

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
CTIVP® – T. Rowe Price Large Cap Value Fund
Class 1	1,000.00	1,000.00	815.60	1,021.38	3.16	3.52	0.70
Class 2	1,000.00	1,000.00	814.60	1,020.14	4.29	4.77	0.95
CTIVP® – TCW Core Plus Bond Fund
Class 1	1,000.00	1,000.00	1,061.80	1,022.48	2.46	2.41	0.48
Class 2	1,000.00	1,000.00	1,061.10	1,021.18	3.79	3.72	0.74
CTIVP® – Wells Fargo Short Duration Government Fund
Class 1	1,000.00	1,000.00	1,031.10	1,022.73	2.17	2.16	0.43
Class 2	1,000.00	1,000.00	1,029.30	1,021.43	3.48	3.47	0.69
CTIVP® – Westfield Mid Cap Growth Fund
Class 1	1,000.00	1,000.00	994.40	1,020.74	4.12	4.17	0.83
Class 2	1,000.00	1,000.00	993.30	1,019.49	5.35	5.42	1.08
Variable Portfolio – Partners Core Bond Fund
Class 1	1,000.00	1,000.00	1,060.10	1,022.48	2.46	2.41	0.48
Class 2	1,000.00	1,000.00	1,058.60	1,021.23	3.74	3.67	0.73
Variable Portfolio – Partners International Core Equity Fund
Class 1	1,000.00	1,000.00	895.50	1,020.89	3.77	4.02	0.80
Class 2	1,000.00	1,000.00	894.80	1,019.64	4.95	5.27	1.05
Variable Portfolio – Partners International Growth Fund
Class 1	1,000.00	1,000.00	976.70	1,020.29	4.52	4.62	0.92
Class 2	1,000.00	1,000.00	975.20	1,019.05	5.75	5.87	1.17
Variable Portfolio – Partners International Value Fund
Class 1	1,000.00	1,000.00	781.10	1,020.59	3.81	4.32	0.86
Class 2	1,000.00	1,000.00	780.60	1,019.34	4.91	5.57	1.11
Variable Portfolio – Partners Small Cap Growth Fund
Class 1	1,000.00	1,000.00	992.10	1,020.49	4.36	4.42	0.88
Class 2	1,000.00	1,000.00	991.10	1,019.24	5.59	5.67	1.13
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and nonaffiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for CTIVP® – MFS® Value Fund, Variable Portfolio – Partners International Growth Fund, Variable Portfolio – Partners International Value Fund and Variable Portfolio – Partners Small Cap Growth Fund, account value at the end of the period would have been reduced.
32	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allegany Park CLO Ltd.(a),(b)
Series 2019-1A Class C
3-month USD LIBOR + 2.550% Floor 2.550% 01/20/2033	4.384%	3,900,000	3,837,249
Ares XLI CLO Ltd.(a),(b)
Series 2019-41A Class AR
3-month USD LIBOR + 1.200% Floor 1.200% 01/15/2029	2.419%	10,300,000	10,172,393
Atrium IX(a),(b)
Series 209A Class BR
3-month USD LIBOR + 1.750% 05/28/2030	2.121%	5,725,000	5,584,360
Bean Creek CLO Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.450% Floor 1.450% 04/20/2031	2.585%	3,200,000	3,019,753
BRE Grand Islander Timeshare Issuer LLC(a)
Series 2017-1A Class A
05/25/2029	2.940%	3,024,961	3,037,351
CBAM Ltd.(a),(b)
Series 2018-5A Class B1
3-month USD LIBOR + 1.400% Floor 1.400% 04/17/2031	2.535%	2,755,000	2,632,703
Deer Creek CLO Ltd.(a),(b)
Series 2017-1A Class A
3-month USD LIBOR + 1.180% 10/20/2030	2.315%	5,350,000	5,237,495
Dryden XXVIII Senior Loan Fund(a),(b)
Series 2013-28A Class A2LR
3-month USD LIBOR + 1.650% 08/15/2030	2.042%	2,850,000	2,775,210
Elmwood CLO IV Ltd.(a),(b)
Series 2020-1A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 04/15/2033	2.882%	12,500,000	12,032,487
Elmwood CLO V Ltd.(a),(b),(c)
Series 2020-2A Class B
3-month USD LIBOR + 2.200% Floor 2.200% 07/24/2031	2.000%	7,625,000	7,625,000
Goldentree Loan Management US CLO 5 Ltd.(a),(b)
Series 2019-5A Class A
3-month USD LIBOR + 1.300% Floor 1.300% 10/20/2032	3.119%	4,250,000	4,169,233
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goodgreen(a),(d)
Series 2018-1A Class A
10/15/2053	3.930%	6,324,695	6,578,593
Hilton Grand Vacations Trust(a)
Series 2014-AA Class A
11/25/2026	1.770%	1,316,875	1,316,420
Series 2014-AA Class B
11/25/2026	2.070%	674,161	670,041
Series 2017-AA Class A
12/26/2028	2.660%	2,561,199	2,544,839
Invitation Homes Trust(a),(b)
Series 2018-SFR1 Class B
1-month USD LIBOR + 0.950% 03/17/2037	1.135%	9,425,000	9,212,790
KKR CLO Ltd.(a),(b)
Series 2022A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 07/20/2031	2.735%	2,250,000	2,141,703
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class BR
3-month USD LIBOR + 1.600% Floor 1.600% 01/15/2033	2.819%	7,250,000	6,851,649
Magnetite VIII Ltd.(a),(b)
Series 2014-8A Class BR2
3-month USD LIBOR + 1.500% Floor 1.500% 04/15/2031	2.719%	1,850,000	1,781,306
Magnetite XXIV Ltd.(a),(b)
Series 2019-24A Class B
3-month USD LIBOR + 1.850% Floor 1.850% 01/15/2033	3.757%	4,100,000	4,004,015
Series 2019-24A Class C
3-month USD LIBOR + 2.550% Floor 2.550% 01/15/2033	4.457%	5,250,000	5,157,537
MVW Owner Trust(a)
Series 2015-1A Class A
12/20/2032	2.520%	1,410,571	1,414,700
Octagon Investment Partners 24 Ltd.(a),(b)
Series 2020-1A Class BS
3-month USD LIBOR + 1.900% Floor 1.900% 04/21/2031	3.009%	5,600,000	5,444,516
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	33

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 45 Ltd.(a),(b)
Series 2019-1A Class B1
3-month USD LIBOR + 1.850% Floor 1.850% 10/15/2032	3.069%	7,650,000	7,463,271
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class A1
3-month USD LIBOR + 1.850% Floor 1.850% 04/20/2031	2.103%	7,600,000	7,608,717
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	2,048,398	2,036,770
Sierra Timeshare Receivables Funding LLC(a)
Series 2016-2A Class A
07/20/2033	2.330%	1,875,723	1,864,038
Series 2018-2A Class B
06/20/2035	3.650%	3,908,236	3,834,515
Series 2019-2A Class C
05/20/2036	3.120%	4,545,859	4,135,673
Subordinated Series 2018-3A Class B
09/20/2035	3.870%	3,305,955	3,258,443
Sounds Point CLO Ltd.(a),(b)
Series 2013-3RA Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/18/2031	2.285%	2,500,000	2,405,752
Sounds Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	2.885%	3,190,000	3,047,940
U.S. Airways Pass-Through Trust
Series 2013-1 Class A
11/15/2025	3.950%	1,042,325	859,548
Voya CLO Ltd.(a),(b)
Series 2013-2A Class A2AR
3-month USD LIBOR + 1.400% Floor 1.400% 04/25/2031	2.391%	5,550,000	5,177,245
VSE Mortgage LLC(a)
Subordinated, Series 2017-A Class B
03/20/2035	2.630%	5,302,824	4,931,867
VSE VOI Mortgage LLC(a)
Series 2016-A Class A
07/20/2033	2.540%	3,507,584	3,458,509
Total Asset-Backed Securities — Non-Agency (Cost $161,044,316)			157,323,631

Commercial Mortgage-Backed Securities - Non-Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a),(b)
Series 2017-SFR2 Class B
1-month USD LIBOR + 1.150% Floor 1.150% 12/17/2036	1.335%	17,475,000	17,398,412
Series 2018-SFR2 Class C
1-month USD LIBOR + 1.280% Floor 1.350% 06/17/2037	1.465%	11,325,000	11,016,374
Series 2018-SFR3 Class B
1-month USD LIBOR + 1.150% Floor 1.200% 07/17/2037	1.344%	14,475,000	14,254,918
Subordinated Series 2018-SFR4 Class B
1-month USD LIBOR + 1.250% Floor 1.100% 01/17/2038	1.444%	16,000,000	15,615,904
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	11,949,661	12,132,803
Series 2019-SRF4 Class A
10/17/2036	2.687%	17,600,000	18,080,190
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $88,824,105)			88,498,601

Corporate Bonds & Notes 40.6%

Aerospace & Defense 0.4%
Boeing Co. (The)
05/01/2030	5.150%	1,310,000	1,459,702
05/01/2050	5.805%	3,780,000	4,474,394
Raytheon Technologies Corp.
07/01/2030	2.250%	3,060,000	3,181,560
United Technologies Corp.
04/15/2040	5.700%	1,770,000	2,452,601
Total			11,568,257
Airlines 0.1%
Delta Air Lines, Inc.
01/15/2026	7.375%	1,000,000	967,170
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	1,742,630	1,520,448
Total			2,487,618
Apartment REIT 0.1%
Essex Portfolio LP
08/15/2022	3.625%	1,590,000	1,663,740
05/01/2023	3.250%	2,805,000	2,953,753
Total			4,617,493

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.8%
BorgWarner, Inc.
07/01/2027	2.650%	1,780,000	1,825,374
Ford Motor Credit Co. LLC
08/02/2021	5.875%	6,650,000	6,715,901
08/03/2022	2.979%	3,300,000	3,164,707
11/01/2022	3.350%	1,720,000	1,657,914
General Motors Co.
04/01/2038	5.150%	1,970,000	1,916,167
General Motors Financial Co., Inc.
07/06/2021	3.200%	1,970,000	1,991,935
06/20/2025	2.750%	3,650,000	3,604,987
03/01/2026	5.250%	2,360,000	2,571,946
Total			23,448,931
Banking 8.2%
Banco Santander SA
04/11/2022	3.500%	3,600,000	3,731,955
05/28/2025	2.746%	1,800,000	1,862,846
Bank of America Corp.(e)
12/20/2023	3.004%	2,897,000	3,041,671
06/19/2026	1.319%	2,054,000	2,059,796
12/20/2028	3.419%	5,767,000	6,421,696
02/13/2031	2.496%	5,198,000	5,454,562
06/19/2041	2.676%	6,000,000	6,154,749
Bank of Montreal
02/05/2024	3.300%	6,505,000	7,052,289
Barclays Bank PLC
Subordinated
10/14/2020	5.140%	1,230,000	1,243,419
Barclays PLC
06/24/2031	2.645%	2,300,000	2,289,758
BNP Paribas SA(a),(e)
11/19/2025	2.819%	3,138,000	3,282,192
BPCE SA(a)
Subordinated
07/21/2024	5.150%	3,930,000	4,370,081
Canadian Imperial Bank of Commerce
01/28/2025	2.250%	4,790,000	5,019,481
Capital One Bank U.S.A. NA
Subordinated
02/15/2023	3.375%	3,180,000	3,338,002
Citigroup, Inc.
12/08/2021	2.900%	10,308,000	10,615,055
04/25/2022	2.750%	4,453,000	4,613,029
Citigroup, Inc.(e)
04/08/2026	3.106%	8,258,000	8,877,350
10/27/2028	3.520%	2,990,000	3,312,518
06/03/2031	2.572%	4,970,000	5,136,366
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cooperatieve Rabobank UA(a),(e)
06/24/2026	1.339%	4,620,000	4,636,394
Cooperatieve Rabobank UA
Subordinated
11/09/2022	3.950%	3,610,000	3,821,809
Credit Suisse AG
04/08/2022	2.800%	2,440,000	2,530,899
Credit Suisse Group AG(a),(e)
09/11/2025	2.593%	2,500,000	2,582,829
06/05/2026	2.193%	6,355,000	6,437,053
Discover Bank
07/27/2026	3.450%	3,485,000	3,767,434
Fifth Third Bancorp
01/28/2025	2.375%	2,190,000	2,308,554
FNB Corp.
02/24/2023	2.200%	3,900,000	3,865,038
Goldman Sachs Group, Inc. (The)
04/01/2025	3.500%	8,269,000	9,068,495
11/16/2026	3.500%	5,450,000	5,985,883
02/07/2030	2.600%	893,000	936,347
Huntington Bancshares, Inc.
02/04/2030	2.550%	5,810,000	6,009,989
JPMorgan Chase & Co.(e)
12/05/2024	4.023%	3,280,000	3,613,771
06/01/2028	2.182%	6,520,000	6,760,567
04/22/2031	2.522%	6,000,000	6,338,240
12/31/2049	4.600%	13,600,000	12,124,569
Lloyds Banking Group PLC(e)
02/05/2026	2.438%	3,018,000	3,112,709
Morgan Stanley
05/19/2022	2.750%	2,900,000	3,010,733
10/23/2024	3.700%	2,710,000	3,002,763
Morgan Stanley(e)
04/28/2026	2.188%	4,095,000	4,267,663
01/22/2031	2.699%	1,996,000	2,118,570
Nordea Bank Abp(a)
06/09/2023	1.000%	1,930,000	1,948,721
PNC Bank NA
Subordinated
10/22/2029	2.700%	3,678,000	3,908,320
Regions Financial Corp.
05/18/2025	2.250%	3,185,000	3,333,653
Royal Bank of Scotland Group PLC(e)
05/22/2024	2.359%	2,665,000	2,733,616
Societe Generale SA(a),(c),(e)
07/08/2035	3.653%	4,729,000	4,729,000
State Street Corp.(a),(e)
03/30/2023	2.825%	855,000	886,713

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	35

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc.
01/15/2025	2.348%	5,900,000	6,166,848
Synchrony Financial
07/25/2022	2.850%	3,560,000	3,619,538
Truist Bank
Subordinated
03/11/2030	2.250%	4,455,000	4,505,176
UBS AG(a)
04/21/2022	1.750%	1,560,000	1,589,073
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	4,300,000	4,494,963
09/24/2025	4.125%	3,500,000	3,969,520
UniCredit SpA(a),(e)
Subordinated
06/19/2032	5.861%	2,520,000	2,640,013
06/30/2035	5.459%	7,430,000	7,469,597
Wells Fargo & Co.(e)
06/02/2024	1.654%	3,250,000	3,300,099
06/02/2028	2.393%	1,750,000	1,808,062
04/30/2041	3.068%	2,770,000	2,891,171
Wells Fargo & Co.
10/23/2026	3.000%	4,850,000	5,298,344
Subordinated
08/15/2023	4.125%	2,510,000	2,728,575
Total			252,198,126
Brokerage/Asset Managers/Exchanges 0.5%
Ares Finance Co. II LLC(a)
06/15/2030	3.250%	2,700,000	2,747,779
KKR Group Finance Co. VII LLC(a)
02/25/2050	3.625%	6,510,000	6,465,938
LPL Holdings, Inc.(a)
Subordinated
11/15/2027	4.625%	4,789,000	4,749,083
Total			13,962,800
Building Materials 0.6%
Builders FirstSource, Inc.(a)
03/01/2030	5.000%	4,980,000	4,692,166
Martin Marietta Materials, Inc.
03/15/2030	2.500%	4,671,000	4,699,583
Masco Corp.
04/01/2025	4.450%	1,250,000	1,414,755
Standard Industries, Inc.(a)
01/15/2028	4.750%	4,490,000	4,552,136
07/15/2030	4.375%	600,000	598,301
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vulcan Materials Co.
06/01/2030	3.500%	2,730,000	2,971,148
Total			18,928,089
Cable and Satellite 2.0%
Cable Onda SA(a)
01/30/2030	4.500%	2,800,000	2,844,377
Cablevision Systems Corp.
09/15/2022	5.875%	7,038,000	7,379,963
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	7,180,000	7,443,365
Charter Communications Operating LLC/Capital
03/15/2028	4.200%	720,000	805,078
03/01/2050	4.800%	2,265,000	2,557,803
Comcast Corp.
01/15/2031	1.950%	2,000,000	2,037,974
07/15/2036	3.200%	2,146,000	2,378,316
05/15/2038	6.400%	3,172,000	4,709,855
04/01/2040	3.750%	1,100,000	1,286,194
01/15/2051	2.800%	1,480,000	1,513,606
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	10,710,000	10,589,812
Time Warner Entertainment Co. LP
03/15/2023	8.375%	2,711,000	3,203,950
Virgin Media Finance PLC(a)
07/15/2030	5.000%	9,500,000	9,256,771
VTR Finance NV(a),(c)
07/15/2028	6.375%	5,330,000	5,479,264
Total			61,486,328
Chemicals 0.3%
CF Industries, Inc.(a)
12/01/2026	4.500%	2,080,000	2,297,090
CF Industries, Inc.
03/15/2034	5.150%	1,750,000	1,873,233
Westlake Chemical Corp.
06/15/2030	3.375%	2,570,000	2,621,613
Yara International ASA(a)
06/04/2030	3.148%	2,000,000	2,067,478
Total			8,859,414
Construction Machinery 0.1%
Ashtead Capital, Inc.(a)
08/15/2025	4.125%	3,050,000	3,120,651
Consumer Cyclical Services 0.1%
Mastercard, Inc.
06/01/2049	3.650%	1,280,000	1,536,323

The accompanying Notes to Financial Statements are an integral part of this statement.
36	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Union Co. (The)
01/10/2025	2.850%	875,000	911,652
Total			2,447,975
Consumer Products 0.1%
Energizer Holdings, Inc.(a),(c)
06/15/2028	4.750%	1,870,000	1,832,864
Kimberly-Clark Corp.
03/26/2030	3.100%	605,000	689,010
Total			2,521,874
Diversified Manufacturing 0.5%
Amphenol Corp.
03/01/2025	2.050%	4,100,000	4,268,848
Carlisle Companies, Inc.
03/01/2030	2.750%	5,280,000	5,433,065
General Electric Co.
05/01/2050	4.350%	690,000	680,646
Otis Worldwide Corp.(a),(b)
3-month USD LIBOR + 0.450% 04/05/2023	1.823%	1,300,000	1,284,569
Otis Worldwide Corp.(a)
04/05/2025	2.056%	2,775,000	2,909,630
Westinghouse Air Brake Technologies Corp.
06/15/2025	3.200%	1,240,000	1,263,965
Total			15,840,723
Electric 2.6%
AEP Texas, Inc.(c)
07/01/2030	2.100%	2,930,000	2,931,849
AEP Transmission Co. LLC
12/01/2047	3.750%	1,820,000	2,098,002
Ameren Corp.
01/15/2031	3.500%	3,360,000	3,770,116
Baltimore Gas and Electric Co.
06/15/2050	2.900%	1,450,000	1,480,677
Berkshire Hathaway Energy Co.
07/15/2048	3.800%	3,390,000	3,948,477
CenterPoint Energy, Inc.
11/01/2028	4.250%	2,430,000	2,813,226
Commonwealth Edison Co.
11/15/2049	3.200%	1,900,000	2,066,096
Consolidated Edison Co. of New York, Inc.
03/01/2043	3.950%	2,790,000	3,181,932
Dominion Energy, Inc.
10/01/2025	3.900%	750,000	846,688
08/01/2041	4.900%	2,650,000	3,284,970
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DPL, Inc.(a)
07/01/2025	4.125%	1,980,000	1,980,806
DTE Electric Co.
03/01/2030	2.250%	2,770,000	2,916,942
Duke Energy Corp.
09/15/2021	3.550%	1,800,000	1,849,569
Duke Energy Florida LLC
06/15/2030	1.750%	3,180,000	3,212,633
09/15/2037	6.350%	1,170,000	1,735,314
11/15/2042	3.850%	1,610,000	1,897,417
Duke Energy Progress LLC
12/01/2044	4.150%	3,385,000	4,148,254
Exelon Corp.
12/01/2020	5.150%	2,520,000	2,538,318
04/15/2046	4.450%	960,000	1,165,504
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	1,540,000	1,873,307
Florida Power & Light Co.
02/01/2042	4.125%	1,840,000	2,303,270
10/01/2049	3.150%	1,150,000	1,303,574
IPALCO Enterprises, Inc.(a)
05/01/2030	4.250%	3,110,000	3,383,129
MidAmerican Energy Co.
10/15/2044	4.400%	1,090,000	1,382,028
Nevada Power Co.
05/01/2030	2.400%	1,932,000	2,044,929
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	4,400,000	4,602,518
Northern States Power Co.
06/01/2051	2.600%	1,380,000	1,403,361
Oncor Electric Delivery Co. LLC
09/15/2049	3.100%	1,420,000	1,569,761
PacifiCorp
09/15/2030	2.700%	903,000	985,142
03/15/2051	3.300%	2,950,000	3,244,771
Potomac Electric Power Co.
03/15/2024	3.600%	2,050,000	2,235,418
Xcel Energy, Inc.
12/01/2026	3.350%	1,210,000	1,358,988
06/01/2030	3.400%	3,000,000	3,419,124
Total			78,976,110
Environmental 0.5%
Republic Services, Inc.
03/01/2030	2.300%	6,832,000	7,126,959

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	37

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Connections, Inc.
05/01/2029	3.500%	140,000	157,320
02/01/2030	2.600%	7,000,000	7,440,560
Total			14,724,839
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
07/15/2025	6.500%	5,290,000	5,532,050
Air Lease Corp.
07/03/2023	3.875%	1,294,000	1,314,210
Ares Capital Corp.
07/15/2025	3.250%	6,340,000	6,154,067
GE Capital Funding LLC(a)
05/15/2030	4.400%	1,260,000	1,309,697
Goldman Sachs BDC, Inc.
02/10/2025	3.750%	2,308,000	2,377,301
Oaktree Specialty Lending Corp.
02/25/2025	3.500%	3,235,000	3,160,286
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%	4,600,000	4,209,371
Total			24,056,982
Food and Beverage 1.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	4,980,000	6,038,856
Anheuser-Busch InBev Worldwide, Inc.
01/23/2029	4.750%	4,690,000	5,660,584
Campbell Soup Co.
04/24/2030	2.375%	520,000	538,554
Constellation Brands, Inc.
12/01/2025	4.750%	1,470,000	1,722,635
Kraft Heinz Foods Co.(a)
05/15/2027	3.875%	530,000	553,800
04/01/2030	3.750%	2,630,000	2,716,000
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	2,920,000	3,028,970
Mondelez International, Inc.
04/13/2030	2.750%	3,677,000	3,967,224
PepsiCo, Inc.
05/01/2030	1.625%	1,830,000	1,864,124
Post Holdings, Inc.(a)
04/15/2030	4.625%	3,660,000	3,588,552
Sysco Corp.
07/15/2026	3.300%	1,400,000	1,496,005
Total			31,175,304
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.1%
International Game Technology PLC(a)
01/15/2029	5.250%	4,800,000	4,686,664
Health Care 2.0%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	3,940,000	3,940,792
02/15/2023	5.625%	2,800,000	2,800,182
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	3,351,000	3,376,460
Agilent Technologies, Inc.
06/04/2030	2.100%	3,130,000	3,204,550
Becton Dickinson and Co.
12/15/2024	3.734%	600,000	662,325
05/20/2030	2.823%	3,870,000	4,091,438
Cigna Corp.
03/15/2030	2.400%	2,790,000	2,895,846
CVS Health Corp.
03/25/2028	4.300%	2,510,000	2,929,259
03/25/2038	4.780%	3,080,000	3,810,862
DaVita, Inc.(a)
06/01/2030	4.625%	5,050,000	5,025,181
Dentsply Sirona, Inc.
06/01/2030	3.250%	2,910,000	3,057,190
DH Europe Finance II Sarl
11/15/2049	3.400%	1,840,000	2,061,561
Fresenius Medical Care U.S. Finance II, Inc.(a)
10/15/2020	4.125%	1,200,000	1,200,544
HCA, Inc.
09/01/2030	3.500%	4,125,000	3,954,167
IQVIA, Inc.(a)
05/15/2027	5.000%	6,600,000	6,731,206
Partners Healthcare System, Inc.
07/01/2049	3.192%	1,660,000	1,763,044
Quest Diagnostics, Inc.
06/30/2031	2.800%	4,280,000	4,497,756
Stryker Corp.
06/15/2030	1.950%	4,660,000	4,690,158
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	440,000	431,153
Total			61,123,674
Healthcare Insurance 1.0%
Aetna, Inc.
11/15/2022	2.750%	890,000	926,640

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Anthem, Inc.
01/15/2025	2.375%	1,820,000	1,929,029
12/01/2027	3.650%	2,610,000	2,974,064
Centene Corp.
05/15/2022	4.750%	1,630,000	1,652,981
01/15/2025	4.750%	1,460,000	1,494,269
12/15/2027	4.250%	1,670,000	1,722,607
12/15/2029	4.625%	2,340,000	2,468,937
Molina Healthcare, Inc.
11/15/2022	5.375%	4,000,000	4,116,638
UnitedHealth Group, Inc.
03/15/2022	2.875%	3,480,000	3,600,288
07/15/2025	3.750%	3,920,000	4,471,677
05/15/2030	2.000%	3,428,000	3,588,299
07/15/2045	4.750%	510,000	682,704
Total			29,628,133
Healthcare REIT 0.3%
Healthcare Realty Trust, Inc.
03/15/2030	2.400%	2,200,000	2,105,173
Healthpeak Properties, Inc.
01/15/2031	2.875%	1,300,000	1,332,043
Ventas Realty LP
01/15/2026	4.125%	50,000	53,675
Welltower, Inc.
02/15/2027	2.700%	3,034,000	3,134,918
01/15/2031	2.750%	3,010,000	3,000,039
Total			9,625,848
Home Construction 0.8%
D.R. Horton, Inc.
08/15/2023	5.750%	1,350,000	1,515,550
DR Horton, Inc.
10/15/2024	2.500%	3,030,000	3,157,038
Lennar Corp.
04/01/2021	4.750%	1,705,000	1,729,871
11/29/2027	4.750%	2,000,000	2,169,329
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,765,000	4,594,147
MDC Holdings, Inc.
01/15/2030	3.850%	8,630,000	8,295,067
Toll Brothers Finance Corp.
02/15/2028	4.350%	2,268,000	2,355,003
11/01/2029	3.800%	2,290,000	2,300,234
Total			26,116,239
Independent Energy 0.4%
Aker BP ASA(a)
01/15/2030	3.750%	3,890,000	3,688,676
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamondback Energy, Inc.
05/31/2025	4.750%	2,170,000	2,324,722
12/01/2029	3.500%	3,360,000	3,251,734
Encana Corp.
02/01/2038	6.500%	670,000	567,460
WPX Energy, Inc.
01/15/2030	4.500%	2,323,000	2,044,001
Total			11,876,593
Integrated Energy 0.3%
BP Capital Markets PLC(e)
12/31/2049	4.375%	3,330,000	3,381,959
Chevron Corp.
05/11/2027	1.995%	2,080,000	2,173,757
Exxon Mobil Corp.
04/15/2023	1.571%	3,630,000	3,724,917
Total			9,280,633
Life Insurance 1.6%
American International Group, Inc.
06/30/2030	3.400%	2,491,000	2,695,478
07/16/2044	4.500%	2,923,000	3,364,731
Athene Global Funding(a)
05/26/2023	2.800%	3,880,000	3,957,626
01/14/2025	2.500%	2,335,000	2,334,113
06/29/2025	2.550%	2,335,000	2,335,338
Brighthouse Financial, Inc.
05/15/2030	5.625%	1,700,000	1,892,442
Five Corners Funding Trust II(a)
05/15/2030	2.850%	7,710,000	7,974,832
Lincoln National Corp.
01/15/2031	3.400%	4,200,000	4,559,928
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2050	3.375%	4,275,000	4,394,052
MetLife, Inc.
08/13/2042	4.125%	1,300,000	1,524,794
Metropolitan Life Global Funding I(a)
06/08/2023	0.900%	2,198,000	2,211,443
Principal Life Global Funding II(a)
06/23/2025	1.250%	2,060,000	2,067,837
Prudential Financial, Inc.(e)
Junior Subordinated
09/15/2042	5.875%	3,800,000	4,037,198
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	2,367,000	2,464,010

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	39

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Unum Group
03/15/2025	4.500%	3,200,000	3,440,460
Total			49,254,282
Lodging 0.0%
Marriott International, Inc.
06/15/2030	4.625%	1,370,000	1,422,124
Media and Entertainment 0.7%
CBS Corp.
08/15/2024	3.700%	2,450,000	2,660,392
Discovery Communications LLC
05/15/2030	3.625%	1,400,000	1,530,062
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	1,406,000	1,400,928
RELX Capital, Inc.
05/22/2030	3.000%	2,970,000	3,203,920
TEGNA, Inc.(a)
03/15/2028	4.625%	2,990,000	2,745,643
ViacomCBS, Inc.
05/19/2032	4.200%	2,760,000	3,079,624
Walt Disney Co. (The)
01/13/2028	2.200%	3,030,000	3,164,432
01/13/2051	3.600%	2,100,000	2,330,793
Total			20,115,794
Metals and Mining 0.5%
Minera Mexico SA de CV(a)
01/26/2050	4.500%	4,900,000	4,878,208
Newcrest Finance Pty Ltd.(a)
05/13/2050	4.200%	1,460,000	1,622,551
Novelis Corp.(a)
01/30/2030	4.750%	2,135,000	2,039,625
Steel Dynamics, Inc.
04/15/2030	3.450%	1,290,000	1,351,985
01/15/2031	3.250%	3,200,000	3,262,754
Teck Resources Ltd.(a)
07/15/2030	3.900%	1,200,000	1,198,937
Total			14,354,060
Midstream 1.7%
AmeriGas Partners LP/Finance Corp.
05/20/2027	5.750%	471,000	499,088
Enbridge, Inc.
10/01/2023	4.000%	2,050,000	2,224,572
Energy Transfer Operating LP
03/15/2023	4.250%	2,400,000	2,525,858
05/15/2030	3.750%	2,750,000	2,732,034
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
02/01/2023	3.600%	4,370,000	4,531,100
03/15/2035	4.900%	1,500,000	1,515,925
Enterprise Products Operating LLC
03/15/2044	4.850%	3,890,000	4,516,646
Kinder Morgan Energy Partners LP
09/15/2020	5.300%	1,600,000	1,613,611
09/01/2039	6.500%	3,256,000	4,094,558
Magellan Midstream Partners LP
06/01/2030	3.250%	1,420,000	1,503,321
MPLX LP
06/01/2025	4.875%	1,960,000	2,188,259
04/15/2038	4.500%	1,320,000	1,318,778
03/01/2047	5.200%	2,590,000	2,762,335
Plains All American Pipeline LP/Finance Corp.
09/15/2030	3.800%	1,780,000	1,745,792
Sabine Pass Liquefaction LLC
03/01/2025	5.625%	5,180,000	5,932,760
Sabine Pass Liquefaction LLC(a)
05/15/2030	4.500%	1,800,000	1,996,277
Transcontinental Gas Pipe Line Co. LLC(a)
05/15/2030	3.250%	2,140,000	2,286,753
Williams Companies, Inc. (The)
11/15/2020	4.125%	4,280,000	4,292,336
06/24/2024	4.550%	4,040,000	4,480,573
Total			52,760,576
Natural Gas 0.5%
East Ohio Gas Co. (The)(a)
06/15/2050	3.000%	860,000	854,758
NiSource Finance Corp.
02/01/2045	5.650%	3,010,000	4,110,146
ONE Gas, Inc.
05/15/2030	2.000%	1,460,000	1,489,185
Sempra Energy
10/01/2022	2.875%	1,830,000	1,897,226
06/15/2027	3.250%	3,400,000	3,732,294
02/01/2048	4.000%	1,680,000	1,905,316
Southern Co. Gas Capital Corp.
10/01/2046	3.950%	140,000	151,354
Total			14,140,279
Office REIT 0.2%
Alexandria Real Estate Equities, Inc.
07/01/2030	4.700%	805,000	985,244

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kilroy Realty LP
01/15/2023	3.800%	2,890,000	2,992,008
08/15/2029	4.250%	1,886,000	2,059,417
Total			6,036,669
Oil Field Services 0.1%
Baker Hughes, a GE Co., LLC/Obligor, Inc.
11/07/2029	3.138%	1,783,000	1,864,935
Schlumberger Investment SA
06/26/2030	2.650%	1,880,000	1,909,384
Total			3,774,319
Other Financial Institutions 0.2%
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	7,223,000	6,969,720
Other Industry 0.1%
CK Hutchison International 17 II Ltd.(a)
09/29/2020	2.250%	3,210,000	3,216,782
Other REIT 0.2%
American Campus Communities Operating Partnership LP
01/30/2031	3.875%	1,300,000	1,361,674
Duke Realty LP
07/01/2030	1.750%	1,500,000	1,488,404
03/01/2050	3.050%	1,350,000	1,411,922
Prologis LP
04/15/2027	2.125%	1,100,000	1,159,020
Total			5,421,020
Other Utility 0.1%
Essential Utilities, Inc.
04/15/2030	2.704%	4,440,000	4,646,581
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	2,200,000	2,163,633
08/15/2027	5.250%	5,173,000	5,079,096
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	2,130,000	2,150,466
Berry Global, Inc.
07/15/2023	5.125%	2,800,000	2,816,680
CCL Industries, Inc.(a)
06/01/2030	3.050%	3,000,000	3,060,098
Crown Americas LLC/Capital Corp. V
09/30/2026	4.250%	1,500,000	1,537,875
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	2,092,000	2,102,338
Total			18,910,186
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper 0.2%
Georgia-Pacific LLC(a)
04/30/2027	2.100%	3,300,000	3,414,284
WRKCo, Inc.
06/15/2033	3.000%	1,400,000	1,457,394
Total			4,871,678
Pharmaceuticals 2.7%
AbbVie, Inc.(a)
10/01/2022	3.250%	4,780,000	5,006,046
06/15/2024	3.850%	1,260,000	1,383,676
11/21/2029	3.200%	3,065,000	3,364,412
11/21/2049	4.250%	2,270,000	2,747,682
AbbVie, Inc.
05/14/2025	3.600%	5,730,000	6,334,903
11/06/2042	4.400%	2,870,000	3,456,683
Amgen, Inc.
02/21/2027	2.200%	3,310,000	3,479,070
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	2,200,000	2,281,429
01/30/2028	5.000%	4,700,000	4,428,751
Bristol-Myers Squibb Co.(a)
07/26/2029	3.400%	2,800,000	3,233,011
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	3,270,000	3,396,544
Elanco Animal Health, Inc.
08/28/2028	4.900%	4,060,000	4,501,634
Gilead Sciences, Inc.
03/01/2026	3.650%	6,830,000	7,811,629
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2028	5.000%	6,570,000	6,724,632
Perrigo Finance Unlimited Co.
06/15/2030	3.150%	3,100,000	3,133,375
Pfizer, Inc.
05/28/2030	1.700%	2,750,000	2,796,447
Takeda Pharmaceutical Co., Ltd.(c)
03/31/2030	2.050%	10,700,000	10,695,555
Upjohn, Inc.(a)
06/22/2030	2.700%	4,103,000	4,216,689
06/22/2050	4.000%	1,691,000	1,809,828
Zoetis, Inc.
05/15/2030	2.000%	2,555,000	2,626,540
Total			83,428,536
Property & Casualty 0.4%
Hartford Financial Services Group, Inc. (The)
08/19/2049	3.600%	3,561,000	3,789,827

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	41

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Liberty Mutual Group, Inc.(a)
06/15/2049	4.500%	1,610,000	1,824,802
Markel Corp.
07/01/2022	4.900%	2,840,000	3,041,493
WR Berkley Corp.
03/15/2022	4.625%	2,820,000	2,989,441
Total			11,645,563
Railroads 0.6%
Burlington Northern Santa Fe LLC
09/15/2041	4.950%	2,350,000	3,076,672
04/01/2045	4.150%	3,985,000	4,922,708
CSX Corp.
06/01/2027	3.250%	3,400,000	3,811,790
Norfolk Southern Corp.
05/15/2050	3.050%	1,750,000	1,824,705
Union Pacific Corp.
02/05/2030	2.400%	2,300,000	2,455,218
08/15/2039	3.550%	2,390,000	2,675,681
Total			18,766,774
Refining 0.1%
Phillips 66
12/15/2030	2.150%	3,080,000	2,992,919
Retail REIT 0.4%
Kimco Realty Corp.
10/01/2026	2.800%	2,160,000	2,207,618
National Retail Properties, Inc.
04/15/2030	2.500%	3,206,000	3,062,821
Regency Centers LP
06/15/2030	3.700%	3,500,000	3,765,936
VEREIT Operating Partnership LP
01/15/2028	3.400%	2,776,000	2,796,870
Total			11,833,245
Retailers 0.6%
AutoNation, Inc.
06/01/2030	4.750%	1,050,000	1,139,922
Costco Wholesale Corp.
04/20/2030	1.600%	3,810,000	3,859,312
Home Depot Inc (The)
04/15/2050	3.350%	4,770,000	5,493,688
Home Depot, Inc. (The)
02/15/2024	3.750%	1,860,000	2,054,012
06/15/2047	3.900%	240,000	291,499
Target Corp.
02/15/2030	2.350%	4,150,000	4,462,871
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walmart, Inc.
06/29/2048	4.050%	120,000	157,482
Total			17,458,786
Supermarkets 0.2%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	5,036,000	5,171,080
Kroger Co. (The)
10/15/2046	3.875%	2,200,000	2,464,559
Total			7,635,639
Technology 2.6%
Adobe, Inc.
02/01/2030	2.300%	3,800,000	4,098,270
Analog Devices, Inc.
04/01/2025	2.950%	800,000	865,490
Apple, Inc.
05/11/2025	1.125%	995,000	1,014,616
Broadcom Corp./Cayman Finance Ltd.
01/15/2025	3.125%	1,134,000	1,210,821
Broadcom, Inc.(a)
11/15/2023	2.250%	4,160,000	4,297,471
11/15/2025	3.150%	4,830,000	5,141,488
CommScope Finance LLC(a)
03/01/2024	5.500%	2,826,000	2,861,313
CommScope Technologies LLC(a)
03/15/2027	5.000%	3,480,000	3,136,600
Equinix, Inc.
07/15/2025	1.250%	2,520,000	2,518,894
07/15/2027	1.800%	1,420,000	1,418,724
Fiserv, Inc.
06/01/2027	2.250%	3,280,000	3,440,960
07/01/2029	3.500%	1,788,000	2,008,999
Global Payments, Inc.
08/15/2029	3.200%	3,100,000	3,320,014
Infor, Inc.(a)
07/15/2023	1.450%	700,000	704,194
07/15/2025	1.750%	870,000	874,010
International Business Machines Corp.
05/15/2027	1.700%	4,200,000	4,289,431
05/15/2030	1.950%	2,300,000	2,352,212
Iron Mountain, Inc.(a)
07/15/2028	5.000%	2,036,000	1,994,870
Microchip Technology, Inc.(a)
09/01/2023	2.670%	5,790,000	5,963,079
Motorola Solutions, Inc.
05/23/2029	4.600%	3,350,000	3,879,352

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MSCI, Inc.(a)
11/15/2029	4.000%	3,835,000	3,911,688
NetApp, Inc.
06/22/2025	1.875%	820,000	831,594
NXP BV/Funding LLC(a)
09/01/2022	3.875%	3,351,000	3,539,806
NXP BV/Funding LLC /USA, Inc.(a)
05/01/2027	3.150%	2,471,000	2,612,856
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2025	2.700%	810,000	848,183
Oracle Corp.
10/15/2022	2.500%	2,910,000	3,040,525
07/15/2026	2.650%	970,000	1,049,148
PayPal Holdings, Inc.
06/01/2030	2.300%	4,511,000	4,709,399
QUALCOMM, Inc.
05/20/2030	2.150%	2,430,000	2,535,861
Seagate HDD Cayman(a)
01/15/2031	4.125%	360,000	379,426
Texas Instruments, Inc.
05/04/2030	1.750%	1,900,000	1,931,734
Total			80,781,028
Transportation Services 0.1%
Rumo Luxembourg Sarl(a),(c)
01/10/2028	5.250%	2,400,000	2,400,000
Treasury 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	3,000,000	3,088,484
Wireless 1.2%
American Tower Corp.
10/15/2026	3.375%	3,420,000	3,790,373
Crown Castle International Corp.
07/01/2030	3.300%	5,579,000	6,136,488
01/15/2031	2.250%	900,000	907,995
SBA Communications Corp.(a)
02/15/2027	3.875%	3,585,000	3,573,566
Sprint Corp.
02/15/2025	7.625%	6,350,000	7,325,488
T-Mobile U.S.A., Inc.(a)
04/15/2030	3.875%	4,805,000	5,348,194
T-Mobile USA, Inc.(a)
02/15/2031	2.550%	3,290,000	3,312,912
Vodafone Group PLC
02/19/2023	2.950%	5,689,000	5,998,016
Total			36,393,032
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 1.3%
AT&T, Inc.
02/15/2022	3.000%	534,000	556,034
03/01/2022	3.200%	1,228,000	1,281,118
02/17/2023	3.600%	1,959,000	2,101,222
06/01/2027	2.300%	1,220,000	1,263,462
06/01/2031	2.750%	5,700,000	5,936,791
06/01/2041	3.500%	1,080,000	1,131,747
11/15/2046	5.150%	2,049,000	2,520,010
Deutsche Telekom AG(a)
01/21/2050	3.625%	3,840,000	4,255,492
Telecom Italia SpA(a)
05/30/2024	5.303%	3,144,000	3,291,327
Telefonica Emisiones SAU
02/16/2021	5.462%	3,310,000	3,404,491
Verizon Communications, Inc.
03/22/2030	3.150%	7,306,000	8,229,637
11/01/2034	4.400%	5,000,000	6,199,185
08/21/2054	5.012%	841,000	1,223,751
Total			41,394,267
Total Corporate Bonds & Notes (Cost $1,204,335,521)			1,246,471,641

Foreign Government Obligations(f) 1.9%

Chile 0.1%
Chile Government International Bond
09/14/2021	3.250%	2,300,000	2,370,855
Colombia 0.0%
Ecopetrol SA
05/28/2045	5.875%	1,750,000	1,838,811
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	2,400,000	2,416,692
Egypt 0.2%
Egypt Government International Bond(a)
01/31/2027	7.500%	1,000,000	1,048,140
01/31/2047	8.500%	4,000,000	3,911,683
Total			4,959,823
Jordan 0.1%
Jordan Government International Bond(a)
10/10/2047	7.375%	2,500,000	2,573,737

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	43

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 1.0%
Petroleos Mexicanos
02/04/2021	6.375%	12,408,000	12,441,611
01/24/2022	4.875%	9,259,000	9,216,420
03/13/2027	6.500%	9,400,000	8,552,325
Total			30,210,356
Namibia 0.1%
Namibia International Bonds(a)
10/29/2025	5.250%	2,200,000	2,234,446
Norway 0.0%
Equinor ASA
11/18/2049	3.250%	1,590,000	1,694,737
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
06/23/2047	5.250%	3,200,000	4,232,799
Serbia 0.0%
Serbia International Bond(a)
09/28/2021	7.250%	200,000	213,000
Tunisia 0.1%
Banque Centrale de Tunisie International Bond(a)
01/30/2025	5.750%	3,600,000	3,339,976
Turkey 0.1%
Turkey Government International Bond
03/17/2036	6.875%	3,000,000	2,926,168
Total Foreign Government Obligations (Cost $60,101,439)			59,011,400

Inflation-Indexed Bonds 3.6%

United States 3.6%
U.S. Treasury Inflation-Indexed Bond
04/15/2024	0.500%	19,823,310	20,841,404
07/15/2029	0.250%	26,661,978	29,186,261
01/15/2030	0.125%	54,808,600	59,259,946
Total			109,287,611
Total Inflation-Indexed Bonds (Cost $106,358,625)			109,287,611

Municipal Bonds 2.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.2%
California State University
Taxable Refunding Revenue Bonds
Series 2020B
11/01/2051	2.975%	2,250,000	2,409,997
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	800,000	1,413,256
Rutgers, The State University of New Jersey
Revenue Bonds
Build America Bonds
Series 2010
05/01/2040	5.665%	525,000	702,944
University of Texas System (The)
Revenue Bonds
Series 2020
08/15/2040	5.000%	1,970,000	3,027,181
Total			7,553,378
Hospital 0.2%
Escambia County Health Facilities Authority
Taxable Refunding Revenue Bonds
Health Care Facilities
Series 2020 (AGM)
08/15/2040	3.607%	2,170,000	2,181,284
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2060	3.256%	3,200,000	3,326,560
Total			5,507,844
Joint Power Authority 0.1%
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2020
07/01/2039	5.000%	2,460,000	3,241,025
Local General Obligation 0.1%
City of Chicago
Unlimited General Obligation Bonds
Taxable
01/01/2029	7.045%	1,000,000	1,048,240
City of Houston
Limited General Obligation Bonds
Taxable
Series 2017
03/01/2047	3.961%	800,000	971,368
Total			2,019,608

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Municipal Power 0.0%
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05/15/2036	6.156%	900,000	1,232,442
Other Bond Issue 0.1%
City of San Francisco Public Utilities Commission Water
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.000%	1,050,000	1,477,623
San Diego County Regional Airport Authority
Revenue Bonds
Taxable Senior Consolidated Rental Car Facility
Series 2014
07/01/2043	5.594%	935,000	979,945
Total			2,457,568
Pool / Bond Bank 0.0%
Ohio Water Development Authority Water Pollution Control Loan Fund
Revenue Bonds
Subordinated Series 2020A
06/01/2030	5.000%	500,000	690,145
12/01/2030	5.000%	440,000	605,290
Total			1,295,435
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/2051	4.926%	2,000,000	2,784,480
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	2,220,000	2,809,055
Special Non Property Tax 0.2%
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05/01/2033	5.445%	1,700,000	2,236,486
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Unrefunded Revenue Bonds
Taxable
Series 2019F
02/15/2043	3.190%	3,015,000	3,280,983
Total			5,517,469
State Appropriated 0.1%
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07/01/2030	5.722%	2,050,000	2,548,253
State General Obligation 0.3%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	3,445,000	5,759,489
Taxable
Series 2018
04/01/2038	4.600%	2,335,000	2,728,611
Total			8,488,100
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/2040	6.687%	1,650,000	2,092,283
Turnpike / Bridge / Toll Road 0.4%
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Subordinated Series 2010-S1
04/01/2040	6.918%	1,265,000	1,997,776
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Taxable Toll Road
Series 2019A
01/15/2049	4.094%	2,285,000	2,346,238
Grand Parkway Transportation Corp.
Taxable Refunding Revenue Bonds
Subordinate Tier Toll
Series 2020
10/01/2052	3.236%	1,715,000	1,787,013
New Jersey Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/2040	7.414%	1,275,000	2,160,704

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	45

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Ohio Turnpike & Infrastructure Commission
Taxable Refunding Revenue Bonds
Junior Lien - Infrastructure Projects
Series 2020
02/15/2048	3.216%	2,640,000	2,733,430
Total			11,025,161
Water & Sewer 0.0%
Ohio Water Development Authority Water Pollution Control
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12/01/2034	4.879%	1,160,000	1,372,535
Total Municipal Bonds (Cost $52,351,690)			59,944,636

Residential Mortgage-Backed Securities - Agency 18.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 06/01/2033	5.000%	510,565	562,343
03/01/2034- 08/01/2038	5.500%	1,706,764	1,958,053
02/01/2038	6.000%	525,025	612,877
10/01/2048	4.000%	6,200,341	6,569,399
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.864% Cap 9.994% 07/01/2036	3.679%	1,220,038	1,286,426
1-year CMT + 2.250% Cap 10.825% 07/01/2036	4.419%	1,243,037	1,299,925
1-year CMT + 2.135% Cap 10.712% 10/01/2036	4.147%	907,718	949,092
1-year CMT + 2.254% Cap 10.150% 04/01/2037	3.948%	1,050,128	1,100,482
12-month USD LIBOR + 1.802% Cap 10.957% 02/01/2038	3.767%	500,796	528,586
12-month USD LIBOR + 1.817% Cap 10.809% 06/01/2038	3.803%	314,920	331,660
12-month USD LIBOR + 1.880% Cap 8.639% 07/01/2040	4.514%	162,433	169,740
12-month USD LIBOR + 1.785% Cap 9.140% 09/01/2040	3.895%	327,841	341,708
12-month USD LIBOR + 1.880% Cap 7.543% 05/01/2041	3.650%	131,754	138,796
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.867% Cap 9.321% 07/01/2041	3.918%	756,153	794,493
12-month USD LIBOR + 1.650% Cap 7.086% 12/01/2042	3.669%	884,660	917,001
12-month USD LIBOR + 1.640% Cap 6.828% 02/01/2043	3.640%	166,541	171,355
12-month USD LIBOR + 1.650% Cap 6.774% 06/01/2043	4.153%	100,275	100,950
Federal National Mortgage Association
09/01/2022- 05/01/2039	6.500%	486,952	577,547
07/01/2031- 01/01/2042	5.000%	14,402,647	16,421,377
04/01/2033- 01/01/2039	5.500%	6,679,378	7,649,311
07/01/2033- 09/01/2049	4.500%	37,978,134	41,247,067
12/01/2033- 09/01/2037	6.000%	3,002,563	3,493,988
03/01/2034- 09/01/2049	3.500%	88,921,664	94,873,007
10/01/2040- 07/01/2049	4.000%	76,126,904	81,291,035
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.213% 06/01/2035	2.472%	710,572	730,715
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.276% 06/01/2035	2.509%	659,478	677,498
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.191% 06/01/2035	2.560%	1,497,804	1,540,475
6-month USD LIBOR + 1.565% Floor 1.565%, Cap 11.147% 06/01/2035	2.565%	610,620	628,034
1-year CMT + 2.163% Floor 2.163%, Cap 9.654% 03/01/2038	4.017%	1,165,671	1,214,971
12-month USD LIBOR + 1.836% Floor 1.836%, Cap 9.107% 03/01/2040	3.887%	287,216	299,973
12-month USD LIBOR + 1.790% Floor 1.790%, Cap 8.656% 08/01/2040	3.432%	307,727	319,137
12-month USD LIBOR + 1.767% Floor 1.767%, Cap 8.789% 10/01/2040	3.789%	678,510	704,843
12-month USD LIBOR + 1.750% Floor 1.750%, Cap 8.175% 08/01/2041	4.259%	641,028	666,853

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.168% 03/01/2047	3.168%	4,438,364	4,644,950
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 8.148% 04/01/2047	3.148%	4,099,386	4,284,921
CMO Series 2005-106 Class UF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 11/25/2035	0.485%	761,509	759,902
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2015-HQ2 Class M3
1-month USD LIBOR + 3.250% 05/25/2025	3.435%	1,972,000	2,034,064
Government National Mortgage Association
07/20/2039- 10/20/2040	5.000%	6,324,703	7,148,717
02/15/2040- 06/15/2041	4.500%	14,465,617	16,339,640
07/15/2040- 11/20/2040	4.000%	6,837,694	7,503,208
04/20/2042- 03/20/2043	3.500%	17,015,965	18,500,305
07/20/2046- 02/20/2047	2.500%	19,347,880	20,544,326
Government National Mortgage Association TBA(c)
07/21/2050	2.500%	54,700,000	57,580,297
Uniform Mortgage-Backed Security TBA(c)
07/14/2050	2.500%	78,000,000	81,315,000
07/14/2050	3.000%	70,000,000	73,724,218
Total Residential Mortgage-Backed Securities - Agency (Cost $550,285,414)			564,548,265

Residential Mortgage-Backed Securities - Non-Agency 6.8%

Arroyo Mortgage Trust(a),(g),(h)
CMO Series 2020-1 Class A1B
03/25/2055	2.100%	5,000,000	4,999,936
Bear Stearns Adjustable Rate Mortgage Trust(b)
CMO Series 2006-1 Class A1
1-year CMT + 2.250% Floor 2.250%, Cap 9.895% 02/25/2036	3.840%	1,688,935	1,669,609
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	1,254,746	1,292,979
Citigroup Mortgage Loan Trust, Inc.(d)
CMO Series 2004-UST1 Class A4
08/25/2034	2.970%	300,047	282,106
CMO Series 2005-4 Class A
08/25/2035	4.576%	1,197,134	1,182,534
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2005-6 Class A2
1-year CMT + 2.150% Floor 2.150%, Cap 9.682% 09/25/2035	2.320%	881,336	863,673
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2020-SBT1 Class 2M2
1-month USD LIBOR + 3.650% 02/25/2040	3.835%	4,700,000	4,402,656
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-4 Class A19
05/25/2034	5.250%	345,794	356,775
CMO Series 2004-5 Class 2A4
05/25/2034	5.500%	110,089	112,073
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(d)
CMO Series 2005-3 Class 1A1
07/25/2035	5.480%	1,778,805	1,894,239
Credit Suisse First Boston Mortgage-Backed Trust(d)
CMO Series 2004-AR6 Class 2A1
10/25/2034	3.250%	373,945	372,420
Fannie Mae Connecticut Avenue Securities(b)
1-month USD LIBOR + 6.950% 08/25/2028	7.135%	4,119,050	4,348,159
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.785%	6,602,588	5,773,867
CMO Series 2014-C02 Class 2M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.785%	3,860,806	3,408,018
CMO Series 2014-C04 Class 2M2
1-month USD LIBOR + 5.000% 11/25/2024	5.185%	1,968,005	2,021,700
CMO Series 2015-C03 Class 1M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	5.185%	4,289,698	4,374,905
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	5.885%	6,051,525	6,359,747
CMO Series 2016-C01 Class 1M2
1-month USD LIBOR + 6.750% 08/25/2028	6.935%	3,736,426	3,915,472
CMO Series 2016-C03 Class 2M2
1-month USD LIBOR + 5.900% 10/25/2028	6.085%	3,647,706	3,791,679
CMO Series 2016-C06 Class 1M2
1-month USD LIBOR + 4.250% 04/25/2029	4.435%	9,529,160	9,953,063

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	47

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	3.185%	2,755,000	2,770,754
CMO Series 2017-C05 Class 1M2
1-month USD LIBOR + 2.200% 01/25/2030	2.385%	4,656,094	4,559,091
CMO Series 2017-C06 Class 2M2
1-month USD LIBOR + 2.800% Floor 2.800% 02/25/2030	2.985%	10,399,795	10,217,342
CMO Series 2017-C07 Class 1M2
1-month USD LIBOR + 2.400% Floor 2.400% 05/25/2030	2.585%	2,240,086	2,189,619
Federal Home Loan Mortgage Corp.(a),(b)
CMO Series 2019-DNA3 Class M2
1-month USD LIBOR + 2.050% 07/25/2049	2.235%	3,480,835	3,402,842
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2018-DNA1 Class M2
1-month USD LIBOR + 1.800% 07/25/2030	1.985%	3,075,433	3,007,652
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2020-DNA2 Class M2
1-month USD LIBOR + 1.850% 02/25/2050	2.035%	8,000,000	7,572,235
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	3.285%	4,015,587	3,848,159
Federal National Mortgage Association(b)
CMO Series 2014-C03 Class 1M2
1-month USD LIBOR + 3.000% Floor 3.000% 07/25/2024	3.168%	5,339,998	4,675,942
First Horizon Mortgage Pass-Through Trust(d)
CMO Series 2005-AR3 Class 4A1
08/25/2035	4.073%	355,011	358,010
Flagstar Mortgage Trust(a)
CMO Series 2017-1 Class 1A5
03/25/2047	3.500%	874,272	889,003
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2013-DN2 Class M2
1-month USD LIBOR + 4.250% 11/25/2023	4.435%	13,849,462	11,018,309
CMO Series 2015-DNA1 Class M3
1-month USD LIBOR + 3.300% 10/25/2027	3.485%	10,955,000	11,120,085
CMO Series 2016-DNA3 Class M3
1-month USD LIBOR + 5.000% 12/25/2028	5.185%	7,624,131	7,861,510
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-DNA4 Class M3
1-month USD LIBOR + 3.800% Floor 3.800% 03/25/2029	3.985%	9,600,000	9,696,191
GSR Mortgage Loan Trust(d)
CMO Series 2005-AR6 Class 2A1
09/25/2035	4.065%	995,809	988,736
JPMorgan Mortgage Trust(d)
CMO Series 2005-A4 Class 1A1
07/25/2035	3.192%	416,585	417,705
CMO Series 2005-A4 Class 2A1
07/25/2035	3.341%	328,804	317,870
CMO Series 2005-S2 Class 3A1
02/25/2032	7.165%	220,460	224,910
CMO Series 2006-A3 Class 7A1
04/25/2035	3.994%	450,608	450,968
CMO Series 2006-A4 Class 3A1
06/25/2036	3.839%	1,802,652	1,493,462
JPMorgan Mortgage Trust
CMO Series 2006-S1 Class 1A2
04/25/2036	6.500%	3,233,914	3,504,740
MASTR Adjustable Rate Mortgages Trust(d)
CMO Series 2004-13 Class 3A7
11/21/2034	4.088%	612,123	611,301
Merrill Lynch Mortgage Investors Trust(d)
CMO Series 2005-A2 Class A2
02/25/2035	3.738%	1,206,935	1,190,096
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2017-2A Class A3
03/25/2057	4.000%	3,857,860	4,144,729
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2017-5A Class A1
1-month USD LIBOR + 1.500% Floor 1.500% 06/25/2057	1.685%	5,095,336	5,095,334
Sequoia Mortgage Trust(a)
CMO Series 2017-CH1 Class A1
10/25/2047	4.000%	2,272,035	2,320,400
Sequoia Mortgage Trust(a),(d)
CMO Series 2018-CH2 Class A12
06/25/2048	4.000%	1,133,391	1,144,102
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-8 Class 2A1
07/25/2034	3.522%	1,430,895	1,401,140
Towd Point Mortgage Trust(a),(d)
CMO Series 2017-3 Class M1
07/25/2057	3.500%	5,500,000	5,722,913
CMO Series 2017-6 Class A1
10/25/2057	2.750%	7,663,203	7,862,105

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-4 Class A1
06/25/2058	3.000%	7,566,542	7,991,593
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class A3
01/25/2060	2.724%	6,060,678	6,019,300
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2003-S11 Class 3A5
11/25/2033	5.950%	145,278	148,801
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2005-AR7 Class A3
08/25/2035	3.848%	1,986,682	1,870,497
Wells Fargo Mortgage Backed Securities(a),(d)
CMO Series 2018-1 Class A3
07/25/2047	3.500%	8,410,716	8,614,593
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-7 Class 3A1
06/25/2036	6.000%	508,621	519,402
Wells Fargo Mortgage-Backed Securities Trust(d)
CMO Series 2006-AR5 Class 2A1
04/25/2036	3.995%	1,250,601	1,165,645
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $208,121,242)			207,782,696

U.S. Treasury Obligations 25.4%

U.S. Treasury
11/15/2022	1.625%	15,000,000	15,517,969
12/15/2022	1.625%	50,000,000	51,792,969
03/15/2023	0.500%	50,000,000	50,445,312
03/31/2023	1.500%	20,000,000	20,729,688
04/15/2023	0.250%	20,000,000	20,045,313
06/15/2023	0.250%	23,000,000	23,050,312
11/30/2024	1.500%	40,000,000	42,190,625
02/28/2025	1.125%	60,000,000	62,390,625
03/31/2025	0.500%	37,800,000	38,195,719
05/31/2025	0.250%	24,000,000	23,966,250
08/31/2026	1.375%	10,000,000	10,580,469
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/31/2027	1.500%	24,000,000	25,620,000
02/28/2027	1.125%	27,100,000	28,272,922
03/31/2027	0.625%	70,000,000	70,700,000
04/30/2027	0.500%	18,500,000	18,526,016
11/15/2029	1.750%	1,000,000	1,104,063
05/15/2038	4.500%	9,000,000	14,197,500
02/15/2039	3.500%	11,100,000	15,703,031
05/15/2040	1.125%	52,000,000	51,520,625
11/15/2041	3.125%	6,400,000	8,664,000
05/15/2042	3.000%	16,000,000	21,302,500
02/15/2044	3.625%	2,400,000	3,513,375
11/15/2044	3.000%	15,000,000	20,083,594
02/15/2045	2.500%	22,000,000	27,132,187
05/15/2045	3.000%	6,900,000	9,264,328
11/15/2045	3.000%	3,000,000	4,043,437
08/15/2049	2.250%	26,000,000	31,265,000
11/15/2049	2.375%	24,500,000	30,257,500
02/15/2050	2.000%	7,700,000	8,818,906
05/15/2050	1.250%	400,000	384,375
U.S. Treasury(i)
11/15/2028	3.125%	1,000,000	1,209,063
11/15/2048	3.375%	19,000,000	27,915,156
Total U.S. Treasury Obligations (Cost $731,322,881)			778,402,829

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(j),(k)	35,271,765	35,271,765
Total Money Market Funds (Cost $35,271,765)		35,271,765
Total Investments in Securities (Cost: $3,198,016,998)		3,306,543,075
Other Assets & Liabilities, Net		(240,131,370)
Net Assets		3,066,411,705

At June 30, 2020, securities and/or cash totaling $15,911,221 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
25,567,688 CNY	3,595,765 USD	Goldman Sachs	09/23/2020	—	(4,610)
12,185,276,903 COP	3,308,744 USD	Goldman Sachs	09/23/2020	88,651	—
3,679,777,427 KRW	3,089,913 USD	Goldman Sachs	09/23/2020	20,251	—
15,853,363 MYR	3,688,973 USD	Goldman Sachs	09/23/2020	3,059	—
31,305,625 NOK	3,355,348 USD	Goldman Sachs	09/23/2020	101,878	—
16,542,890 PEN	4,784,501 USD	Goldman Sachs	09/23/2020	120,816	—
153,218,436 PHP	3,052,464 USD	Goldman Sachs	09/23/2020	—	(13,827)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	49

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
23,675,789 PLN	5,961,272 USD	Goldman Sachs	09/23/2020	—	(24,609)
3,703,321 USD	15,853,363 MYR	Goldman Sachs	09/23/2020	—	(17,406)
6,402,977 USD	59,392,802 NOK	Goldman Sachs	09/23/2020	—	(230,518)
3,046,092 USD	153,218,436 PHP	Goldman Sachs	09/23/2020	20,199	—
6,044,079 USD	23,675,789 PLN	Goldman Sachs	09/23/2020	—	(58,198)
7,254,047 USD	66,737,232 SEK	Goldman Sachs	09/23/2020	—	(84,577)
6,103,487 USD	190,312,808 THB	Goldman Sachs	09/23/2020	53,083	—
8,660,728 CAD	6,463,182 USD	JPMorgan	09/23/2020	82,679	—
66,954,101 MXN	2,898,470 USD	JPMorgan	09/23/2020	17,692	—
3,063,093 USD	2,477,635 GBP	JPMorgan	09/23/2020	8,458	—
6,094,930 USD	652,910,269 JPY	JPMorgan	09/23/2020	—	(41,026)
2,957,382 USD	66,954,101 MXN	JPMorgan	09/23/2020	—	(76,604)
1,833,857,238 HUF	6,066,550 USD	UBS	09/23/2020	250,678	—
5,232,403 NZD	3,363,284 USD	UBS	09/23/2020	—	(12,880)
5,787,047 USD	1,833,857,238 HUF	UBS	09/23/2020	28,824	—
6,048,819 USD	463,520,985 INR	UBS	09/23/2020	31,181	—
3,412,908 USD	5,232,403 NZD	UBS	09/23/2020	—	(36,744)
Total				827,449	(600,999)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	92	09/2020	USD	16,427,750	114,678	—
U.S. Treasury 2-Year Note	602	09/2020	USD	132,938,532	54,892	—
U.S. Treasury 5-Year Note	149	09/2020	USD	18,735,586	27,423	—
U.S. Ultra Treasury Bond	18	09/2020	USD	3,926,813	67,759	—
Total					264,752	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra 10-Year Note	(1,217)	09/2020	USD	(191,658,484)	—	(2,015,980)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Goldman Sachs	12/20/2024	5.000	Quarterly	USD	124,200,000	(4,039,744)	—	—	—	(4,039,744)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $692,983,830, which represents 22.60% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2020.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2020, the total value of these securities amounted to $4,999,936, which represents 0.16% of total net assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	Valuation based on significant unobservable inputs.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(k)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	81,282,283	1,205,373,857	(1,251,384,375)	—	35,271,765	3,771	489,106	35,271,765
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
CAD	Canada Dollar
CNY	China Yuan Renminbi
COP	Colombian Peso
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	51

Portfolio of Investments   (continued)
CTIVP® – American Century Diversified Bond Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	157,323,631	—	157,323,631
Commercial Mortgage-Backed Securities - Non-Agency	—	88,498,601	—	88,498,601
Corporate Bonds & Notes	—	1,246,471,641	—	1,246,471,641
Foreign Government Obligations	—	59,011,400	—	59,011,400
Inflation-Indexed Bonds	—	109,287,611	—	109,287,611
Municipal Bonds	—	59,944,636	—	59,944,636
Residential Mortgage-Backed Securities - Agency	—	564,548,265	—	564,548,265
Residential Mortgage-Backed Securities - Non-Agency	—	202,782,760	4,999,936	207,782,696
U.S. Treasury Obligations	778,402,829	—	—	778,402,829
Money Market Funds	35,271,765	—	—	35,271,765
Total Investments in Securities	813,674,594	2,487,868,545	4,999,936	3,306,543,075
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	827,449	—	827,449
Futures Contracts	264,752	—	—	264,752
Liability
Forward Foreign Currency Exchange Contracts	—	(600,999)	—	(600,999)
Futures Contracts	(2,015,980)	—	—	(2,015,980)
Swap Contracts	—	(4,039,744)	—	(4,039,744)
Total	811,923,366	2,484,055,251	4,999,936	3,300,978,553
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments
CTIVP® – CenterSquare Real Estate Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Real Estate 99.3%
Diversified REITs 6.2%
Empire State Realty Trust, Inc., Class A	202,470	1,417,290
STORE Capital Corp.	116,220	2,767,198
VEREIT, Inc.	777,057	4,996,476
WP Carey, Inc.	67,258	4,550,004
Total Diversified REITs		13,730,968
Health Care REITs 11.8%
Diversified Healthcare Trust	65,890	291,563
Healthcare Trust of America, Inc., Class A	92,724	2,459,041
Healthpeak Properties, Inc.	297,140	8,189,179
Medical Properties Trust, Inc.	198,950	3,740,260
Sabra Health Care REIT, Inc.	147,270	2,125,106
Ventas, Inc.	157,160	5,755,199
Welltower, Inc.	73,300	3,793,275
Total Health Care REITs		26,353,623
Hotel & Resort REITs 3.3%
Apple Hospitality REIT, Inc.	125,826	1,215,479
DiamondRock Hospitality Co.	143,223	792,023
Host Hotels & Resorts, Inc.	331,720	3,579,259
Ryman Hospitality Properties, Inc.	34,200	1,183,320
Xenia Hotels & Resorts, Inc.	66,175	617,413
Total Hotel & Resort REITs		7,387,494
Industrial REITs 12.9%
Americold Realty Trust	112,720	4,091,736
Duke Realty Corp.	90,730	3,210,935
ProLogis, Inc.	163,910	15,297,720
Rexford Industrial Realty, Inc.	46,815	1,939,545
STAG Industrial, Inc.	140,655	4,124,005
Total Industrial REITs		28,663,941
Office REITs 8.6%
Boston Properties, Inc.	54,160	4,894,981
Columbia Property Trust, Inc.	110,412	1,450,814
Cousins Properties, Inc.	101,770	3,035,799
Douglas Emmett, Inc.	52,084	1,596,895
JBG SMITH Properties	145,070	4,289,720
Kilroy Realty Corp.	43,357	2,545,056
Common Stocks (continued)
Issuer	Shares	Value ($)
SL Green Realty Corp.	26,070	1,284,990
Total Office REITs		19,098,255
Residential REITs 20.5%
American Campus Communities, Inc.	33,760	1,180,250
American Homes 4 Rent, Class A	82,230	2,211,987
Apartment Investment & Management Co., Class A	64,380	2,423,263
AvalonBay Communities, Inc.	40,090	6,199,518
Equity Residential	137,920	8,112,454
Invitation Homes, Inc.	375,314	10,332,394
Mid-America Apartment Communities, Inc.	46,630	5,347,062
Sun Communities, Inc.	38,141	5,174,971
UDR, Inc.	125,450	4,689,321
Total Residential REITs		45,671,220
Retail REITs 8.7%
Brixmor Property Group, Inc.	197,970	2,537,975
Realty Income Corp.	91,170	5,424,615
Regency Centers Corp.	36,430	1,671,773
Retail Opportunity Investments Corp.	207,843	2,354,861
Retail Properties of America, Inc., Class A	449,050	3,287,046
Simon Property Group, Inc.	31,910	2,182,006
Urban Edge Properties	172,272	2,044,869
Total Retail REITs		19,503,145
Specialized REITs 27.3%
American Tower Corp.	34,370	8,886,020
CubeSmart	172,290	4,650,107
CyrusOne, Inc.	39,410	2,867,078
Digital Realty Trust, Inc.	52,040	7,395,404
Equinix, Inc.	24,910	17,494,293
Extra Space Storage, Inc.	38,790	3,583,032
Gaming and Leisure Properties, Inc.	45,830	1,585,718
Iron Mountain, Inc.	121,410	3,168,801
Life Storage, Inc.	28,160	2,673,792
Public Storage	8,740	1,677,119
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	53

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SBA Communications Corp.	22,878	6,815,814
Total Specialized REITs		60,797,178
Total Real Estate		221,205,824
Total Common Stocks (Cost: $229,145,352)		221,205,824

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(a),(b)	1,066,422	1,066,422
Total Money Market Funds (Cost: $1,066,422)		1,066,422
Total Investments in Securities (Cost $230,211,774)		222,272,246
Other Assets & Liabilities, Net		334,321
Net Assets		$222,606,567
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	2,584,081	175,551,097	(177,068,788)	32	1,066,422	993	17,070	1,066,422
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – CenterSquare Real Estate Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Real Estate	221,205,824	—	—	221,205,824
Total Common Stocks	221,205,824	—	—	221,205,824
Money Market Funds	1,066,422	—	—	1,066,422
Total Investments in Securities	222,272,246	—	—	222,272,246
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	55

Portfolio of Investments
CTIVP® – Los Angeles Capital Large Cap Growth Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 9.2%
Entertainment 0.9%
Activision Blizzard, Inc.	21,623	1,641,186
Electronic Arts, Inc.(a)	12,769	1,686,147
Netflix, Inc.(a)	22,733	10,344,424
Total		13,671,757
Interactive Media & Services 7.9%
Alphabet, Inc., Class A(a)	25,434	36,066,684
Alphabet, Inc., Class C(a)	25,459	35,989,097
Facebook, Inc., Class A(a)	245,876	55,831,063
Total		127,886,844
Media 0.4%
Cable One, Inc.	888	1,576,067
Charter Communications, Inc., Class A(a)	9,390	4,789,275
Total		6,365,342
Total Communication Services		147,923,943
Consumer Discretionary 14.4%
Automobiles 0.8%
Tesla Motors, Inc.(a)	11,852	12,797,908
Distributors 0.6%
Pool Corp.	35,288	9,593,749
Diversified Consumer Services 0.1%
Grand Canyon Education, Inc.(a)	4,882	441,968
H&R Block, Inc.	119,380	1,704,746
Total		2,146,714
Hotels, Restaurants & Leisure 0.8%
Domino’s Pizza, Inc.	7,735	2,857,619
Hilton Worldwide Holdings, Inc.	14,143	1,038,803
Yum China Holdings, Inc.	29,900	1,437,293
Yum! Brands, Inc.	87,141	7,573,424
Total		12,907,139
Household Durables 0.5%
NVR, Inc.(a)	2,418	7,879,657
Tempur Sealy International, Inc.(a)	9,720	699,354
Total		8,579,011
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 7.3%
Amazon.com, Inc.(a)	41,309	113,964,095
eBay, Inc.	71,901	3,771,208
Total		117,735,303
Multiline Retail 0.6%
Dollar General Corp.	39,234	7,474,469
Target Corp.	11,570	1,387,590
Total		8,862,059
Specialty Retail 3.0%
AutoZone, Inc.(a)	14,263	16,090,376
Burlington Stores, Inc.(a)	6,644	1,308,403
Home Depot, Inc. (The)	61,363	15,372,045
Lowe’s Companies, Inc.	82,712	11,176,045
TJX Companies, Inc. (The)	72,146	3,647,702
Total		47,594,571
Textiles, Apparel & Luxury Goods 0.7%
Nike, Inc., Class B	118,918	11,659,910
Total Consumer Discretionary		231,876,364
Consumer Staples 5.2%
Beverages 2.0%
Coca-Cola Co. (The)	258,432	11,546,742
Monster Beverage Corp.(a)	150,510	10,433,353
PepsiCo, Inc.	85,445	11,300,956
Total		33,281,051
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	54,693	16,583,464
Sprouts Farmers Market, Inc.(a)	363,810	9,309,898
Total		25,893,362
Food Products 0.2%
Campbell Soup Co.	27,602	1,369,887
Lamb Weston Holdings, Inc.	20,114	1,285,888
Total		2,655,775
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.9%
Church & Dwight Co., Inc.	36,182	2,796,869
Clorox Co. (The)	26,563	5,827,125
Procter & Gamble Co. (The)	44,447	5,314,528
Reynolds Consumer Products, Inc.	13,831	480,489
Total		14,419,011
Personal Products 0.5%
Estee Lauder Companies, Inc. (The), Class A	34,462	6,502,290
Herbalife Nutrition Ltd.(a)	42,011	1,889,655
Total		8,391,945
Total Consumer Staples		84,641,144
Financials 3.2%
Capital Markets 2.9%
Artisan Partners Asset Management, Inc., Class A	47,406	1,540,695
Cboe Global Markets, Inc.	5,888	549,233
Eaton Vance Corp.	54,821	2,116,090
LPL Financial Holdings, Inc.	3,162	247,901
Moody’s Corp.	40,908	11,238,655
MSCI, Inc.	27,294	9,111,283
S&P Global, Inc.	65,163	21,469,905
SEI Investments Co.	6,360	349,673
T. Rowe Price Group, Inc.	8,253	1,019,245
Total		47,642,680
Consumer Finance 0.0%
OneMain Holdings, Inc.	31,490	772,765
Insurance 0.3%
Aon PLC, Class A	4,960	955,296
Brown & Brown, Inc.	78,255	3,189,674
Total		4,144,970
Total Financials		52,560,415
Health Care 14.8%
Biotechnology 3.5%
AbbVie, Inc.	218,399	21,442,414
Amgen, Inc.	52,370	12,351,988
Biogen, Inc.(a)	16,194	4,332,705
Exelixis, Inc.(a)	102,668	2,437,338
Global Blood Therapeutics, Inc.(a)	18,629	1,176,049
Neurocrine Biosciences, Inc.(a)	6,155	750,910
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(a)	16,943	2,716,640
Seattle Genetics, Inc.(a)	3,629	616,640
Vertex Pharmaceuticals, Inc.(a)	38,204	11,091,003
Total		56,915,687
Health Care Equipment & Supplies 4.0%
Abbott Laboratories	70,735	6,467,301
Align Technology, Inc.(a)	22,437	6,157,610
Danaher Corp.	4,542	803,162
DexCom, Inc.(a)	22,025	8,928,935
Edwards Lifesciences Corp.(a)	134,808	9,316,581
IDEXX Laboratories, Inc.(a)	4,174	1,378,088
Intuitive Surgical, Inc.(a)	16,566	9,439,804
Novocure Ltd.(a)	36,019	2,135,926
ResMed, Inc.	25,425	4,881,600
STERIS PLC	2,086	320,076
Stryker Corp.	29,132	5,249,295
Varian Medical Systems, Inc.(a)	18,550	2,272,746
West Pharmaceutical Services, Inc.	27,642	6,279,433
Total		63,630,557
Health Care Providers & Services 3.1%
Anthem, Inc.	5,462	1,436,397
Chemed Corp.	22,216	10,020,971
HCA Healthcare, Inc.	69,915	6,785,950
Humana, Inc.	9,247	3,585,524
UnitedHealth Group, Inc.	94,954	28,006,682
Total		49,835,524
Health Care Technology 0.4%
Veeva Systems Inc., Class A(a)	28,654	6,717,071
Life Sciences Tools & Services 0.5%
Bruker Corp.	28,077	1,142,173
Illumina, Inc.(a)	2,234	827,362
Repligen Corp.(a)	4,156	513,723
Thermo Fisher Scientific, Inc.	17,048	6,177,172
Total		8,660,430

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	57

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	108,135	6,358,338
Eli Lilly and Co.	78,551	12,896,503
Johnson & Johnson	90,791	12,767,939
Merck & Co., Inc.	244,252	18,888,007
Zoetis, Inc.	19,170	2,627,057
Total		53,537,844
Total Health Care		239,297,113
Industrials 4.4%
Aerospace & Defense 1.9%
Curtiss-Wright Corp.	44,234	3,949,211
HEICO Corp.	61,257	6,104,260
HEICO Corp., Class A	17,900	1,454,196
Hexcel Corp.	98,362	4,447,930
Lockheed Martin Corp.	32,913	12,010,612
Mercury Systems, Inc.(a)	33,411	2,628,109
Total		30,594,318
Air Freight & Logistics 0.1%
Expeditors International of Washington, Inc.	12,491	949,816
Building Products 0.1%
Allegion PLC	6,932	708,589
Armstrong World Industries, Inc.	2,840	221,406
Total		929,995
Commercial Services & Supplies 0.5%
Cintas Corp.	9,895	2,635,632
Copart, Inc.(a)	51,895	4,321,297
Rollins, Inc.	15,920	674,849
Total		7,631,778
Electrical Equipment 1.0%
Rockwell Automation, Inc.	74,976	15,969,888
Industrial Conglomerates 0.2%
Honeywell International, Inc.	26,428	3,821,225
Machinery 0.2%
Illinois Tool Works, Inc.	19,853	3,471,297
Professional Services 0.1%
Verisk Analytics, Inc.	10,726	1,825,565
Road & Rail 0.3%
Common Stocks (continued)
Issuer	Shares	Value ($)
Landstar System, Inc.	17,335	1,946,894
Union Pacific Corp.	17,029	2,879,093
Total		4,825,987
Trading Companies & Distributors 0.0%
Fastenal Co.	19,431	832,424
Total Industrials		70,852,293
Information Technology 46.0%
Communications Equipment 0.8%
Cisco Systems, Inc.	232,253	10,832,280
Motorola Solutions, Inc.	16,268	2,279,635
Total		13,111,915
Electronic Equipment, Instruments & Components 0.9%
CDW Corp.	14,716	1,709,705
Jabil, Inc.	275,342	8,832,971
Keysight Technologies, Inc.(a)	31,725	3,197,246
Total		13,739,922
IT Services 9.1%
Accenture PLC, Class A	63,283	13,588,126
Akamai Technologies, Inc.(a)	28,275	3,027,970
Booz Allen Hamilton Holdings Corp.	16,668	1,296,604
Euronet Worldwide, Inc.(a)	4,357	417,488
Fiserv, Inc.(a)	10,117	987,621
FleetCor Technologies, Inc.(a)	11,138	2,801,541
Global Payments, Inc.	14,334	2,431,333
GoDaddy, Inc., Class A(a)	160,959	11,803,123
Jack Henry & Associates, Inc.	12,157	2,237,253
MasterCard, Inc., Class A	91,581	27,080,502
Paychex, Inc.	63,041	4,775,356
PayPal Holdings, Inc.(a)	125,455	21,858,025
Science Applications International Corp.	18,571	1,442,595
Square, Inc., Class A(a)	102,325	10,737,985
VeriSign, Inc.(a)	48,600	10,051,938
Visa, Inc., Class A	170,455	32,926,792
Total		147,464,252

The accompanying Notes to Financial Statements are an integral part of this statement.
58	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 7.8%
Advanced Micro Devices, Inc.(a)	89,337	4,700,019
Applied Materials, Inc.	51,917	3,138,383
Broadcom, Inc.	50,089	15,808,589
Enphase Energy, Inc.(a)	16,973	807,406
Entegris, Inc.	26,515	1,565,711
Inphi Corp.(a)	5,752	675,860
Lam Research Corp.	37,873	12,250,401
Microchip Technology, Inc.	29,243	3,079,580
Monolithic Power Systems, Inc.	15,428	3,656,436
NVIDIA Corp.	96,176	36,538,224
QUALCOMM, Inc.	169,246	15,436,928
SolarEdge Technologies, Inc.(a)	13,304	1,846,329
Teradyne, Inc.	158,013	13,353,679
Texas Instruments, Inc.	36,387	4,620,057
Universal Display Corp.	48,320	7,229,638
Xilinx, Inc.	8,494	835,725
Total		125,542,965
Software 17.7%
Adobe, Inc.(a)	61,853	26,925,229
Atlassian Corp. PLC, Class A(a)	33,060	5,959,726
Autodesk, Inc.(a)	16,904	4,043,268
Cadence Design Systems, Inc.(a)	25,093	2,407,924
Citrix Systems, Inc.	15,924	2,355,319
Coupa Software, Inc.(a)	5,570	1,543,113
Dropbox, Inc., Class A(a)	62,340	1,357,142
Fair Isaac Corp.(a)	10,822	4,524,029
Fortinet, Inc.(a)	64,011	8,786,790
Intuit, Inc.	39,133	11,590,803
Manhattan Associates, Inc.(a)	69,732	6,568,754
Microsoft Corp.	762,556	155,187,772
Oracle Corp.	427,151	23,608,636
Palo Alto Networks, Inc.(a)	3,472	797,414
Paycom Software, Inc.(a)	3,091	957,375
RingCentral, Inc., Class A(a)	8,533	2,431,990
Salesforce.com, Inc.(a)	60,688	11,368,683
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	31,578	12,790,985
Workday, Inc., Class A(a)	15,885	2,976,214
Total		286,181,166
Technology Hardware, Storage & Peripherals 9.7%
Apple, Inc.	426,565	155,610,912
NCR Corp.(a)	49,922	864,649
Total		156,475,561
Total Information Technology		742,515,781
Materials 1.4%
Chemicals 1.2%
NewMarket Corp.	13,677	5,477,365
Scotts Miracle-Gro Co. (The), Class A	88,351	11,880,559
Sherwin-Williams Co. (The)	3,671	2,121,287
Total		19,479,211
Construction Materials 0.2%
Eagle Materials, Inc.	54,824	3,849,741
Total Materials		23,328,952
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
American Tower Corp.	51,947	13,430,377
Crown Castle International Corp.	9,425	1,577,274
Life Storage, Inc.	12,040	1,143,198
Total		16,150,849
Total Real Estate		16,150,849
Total Common Stocks (Cost $1,168,844,857)		1,609,146,854

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	7,267,768	7,267,768
Total Money Market Funds (Cost $7,267,768)		7,267,768
Total Investments in Securities (Cost: $1,176,112,625)		1,616,414,622
Other Assets & Liabilities, Net		(1,399,330)
Net Assets		1,615,015,292

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	59

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	17,373,120	64,418,464	(74,524,419)	603	7,267,768	3,012	74,171	7,267,768
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	147,923,943	—	—	147,923,943
Consumer Discretionary	231,876,364	—	—	231,876,364
Consumer Staples	84,641,144	—	—	84,641,144
Financials	52,560,415	—	—	52,560,415
Health Care	239,297,113	—	—	239,297,113
Industrials	70,852,293	—	—	70,852,293
Information Technology	742,515,781	—	—	742,515,781
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Materials	23,328,952	—	—	23,328,952
Real Estate	16,150,849	—	—	16,150,849
Total Common Stocks	1,609,146,854	—	—	1,609,146,854
Money Market Funds	7,267,768	—	—	7,267,768
Total Investments in Securities	1,616,414,622	—	—	1,616,414,622
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	61

Portfolio of Investments
CTIVP® – MFS® Value Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.2%
Issuer	Shares	Value ($)
Communication Services 3.4%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc.	100,036	5,514,985
Media 2.9%
Comcast Corp., Class A	856,953	33,404,028
Total Communication Services		38,919,013
Consumer Discretionary 1.0%
Auto Components 0.2%
Aptiv PLC	35,431	2,760,783
Hotels, Restaurants & Leisure 0.3%
Marriott International, Inc., Class A	39,445	3,381,620
Specialty Retail 0.5%
Lowe’s Companies, Inc.	43,465	5,872,991
Total Consumer Discretionary		12,015,394
Consumer Staples 7.3%
Beverages 2.1%
Diageo PLC	525,539	17,467,533
PepsiCo, Inc.	50,585	6,690,372
Total		24,157,905
Food Products 3.3%
Archer-Daniels-Midland Co.	169,455	6,761,254
Danone SA(a)	68,631	4,763,895
JM Smucker Co. (The)	31,560	3,339,364
Nestlé SA, Registered Shares	201,262	22,314,044
Total		37,178,557
Household Products 1.4%
Colgate-Palmolive Co.	35,045	2,567,397
Kimberly-Clark Corp.	51,639	7,299,172
Reckitt Benckiser Group PLC	68,116	6,266,568
Total		16,133,137
Tobacco 0.5%
Philip Morris International, Inc.	80,571	5,644,804
Total Consumer Staples		83,114,403
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 2.8%
Oil, Gas & Consumable Fuels 2.8%
Chevron Corp.	83,109	7,415,816
ConocoPhillips Co.	226,292	9,508,790
EOG Resources, Inc.	111,593	5,653,301
Pioneer Natural Resources Co.	33,660	3,288,582
Suncor Energy, Inc.	397,977	6,710,146
Total		32,576,635
Total Energy		32,576,635
Financials 25.0%
Banks 9.4%
Citigroup, Inc.	473,950	24,218,845
JPMorgan Chase & Co.	465,960	43,828,198
PNC Financial Services Group, Inc. (The)	107,038	11,261,468
Truist Financial Corp.	308,417	11,581,058
U.S. Bancorp	445,234	16,393,516
Total		107,283,085
Capital Markets 6.3%
BlackRock, Inc.	26,897	14,634,389
Goldman Sachs Group, Inc. (The)	94,547	18,684,378
Moody’s Corp.	26,127	7,177,871
Nasdaq, Inc.	145,552	17,389,097
State Street Corp.	116,170	7,382,604
T. Rowe Price Group, Inc.	53,688	6,630,468
Total		71,898,807
Consumer Finance 0.9%
American Express Co.	106,312	10,120,902
Insurance 8.4%
Aon PLC, Class A	146,242	28,166,209
Chubb Ltd.	186,431	23,605,893
Marsh & McLennan Companies, Inc.	226,433	24,312,111
Travelers Companies, Inc. (The)	177,551	20,249,692
Total		96,333,905
Total Financials		285,636,699
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 19.9%
Health Care Equipment & Supplies 6.8%
Abbott Laboratories	194,497	17,782,861
Boston Scientific Corp.(a)	250,557	8,797,056
Danaher Corp.	112,164	19,833,960
Medtronic PLC	332,712	30,509,691
Total		76,923,568
Health Care Providers & Services 3.5%
Cigna Corp.	154,656	29,021,198
McKesson Corp.	71,990	11,044,706
Total		40,065,904
Life Sciences Tools & Services 1.8%
Thermo Fisher Scientific, Inc.	57,021	20,660,989
Pharmaceuticals 7.8%
Johnson & Johnson	331,366	46,600,001
Merck & Co., Inc.	212,009	16,394,656
Pfizer, Inc.	612,275	20,021,392
Roche Holding AG, Genusschein Shares	18,154	6,289,445
Total		89,305,494
Total Health Care		226,955,955
Industrials 17.3%
Aerospace & Defense 4.2%
Lockheed Martin Corp.	36,683	13,386,360
Northrop Grumman Corp.	85,445	26,269,211
Raytheon Technologies Corp.	134,084	8,262,256
Total		47,917,827
Building Products 2.9%
Carrier Global Corp.	96,170	2,136,897
Johnson Controls International PLC	333,608	11,389,377
Masco Corp.	208,423	10,464,919
Trane Technologies PLC	102,506	9,120,984
Total		33,112,177
Electrical Equipment 1.3%
Eaton Corp. PLC	166,900	14,600,412
Industrial Conglomerates 2.4%
Honeywell International, Inc.	187,758	27,147,929
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.3%
Illinois Tool Works, Inc.	123,504	21,594,674
Otis Worldwide Corp.	67,042	3,812,008
Stanley Black & Decker, Inc.	89,710	12,503,780
Total		37,910,462
Professional Services 1.2%
Equifax, Inc.	78,702	13,527,300
Road & Rail 2.0%
Canadian National Railway Co.	80,273	7,109,780
Union Pacific Corp.	93,871	15,870,770
Total		22,980,550
Total Industrials		197,196,657
Information Technology 10.9%
IT Services 5.8%
Accenture PLC, Class A	150,506	32,316,649
Fidelity National Information Services, Inc.	123,559	16,568,026
Fiserv, Inc.(a)	170,532	16,647,334
Total		65,532,009
Semiconductors & Semiconductor Equipment 5.1%
Analog Devices, Inc.	70,453	8,640,356
Intel Corp.	216,599	12,959,118
NXP Semiconductors NV	92,006	10,492,364
Texas Instruments, Inc.	208,462	26,468,420
Total		58,560,258
Total Information Technology		124,092,267
Materials 3.6%
Chemicals 3.6%
DuPont de Nemours, Inc.	159,810	8,490,705
PPG Industries, Inc.	168,505	17,871,640
Sherwin-Williams Co. (The)	25,007	14,450,295
Total		40,812,640
Total Materials		40,812,640
Real Estate 0.3%
Equity Real Estate Investment Trusts (REITS) 0.3%
Public Storage	20,701	3,972,315
Total Real Estate		3,972,315

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	63

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 7.7%
Electric Utilities 6.5%
American Electric Power Co., Inc.	86,045	6,852,624
Duke Energy Corp.	321,507	25,685,194
FirstEnergy Corp.	369,410	14,325,720
Southern Co. (The)	401,079	20,795,946
Xcel Energy, Inc.	112,535	7,033,437
Total		74,692,921
Multi-Utilities 1.2%
Dominion Energy, Inc.	161,153	13,082,401
Total Utilities		87,775,322
Total Common Stocks (Cost $919,066,453)		1,133,067,300

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	11,062,995	11,062,995
Total Money Market Funds (Cost $11,062,995)		11,062,995
Total Investments in Securities (Cost: $930,129,448)		1,144,130,295
Other Assets & Liabilities, Net		(1,976,058)
Net Assets		1,142,154,237

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	16,905,211	146,828,811	(152,671,308)	281	11,062,995	3,493	46,836	11,062,995
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	38,919,013	—	—	38,919,013
Consumer Discretionary	12,015,394	—	—	12,015,394
Consumer Staples	32,302,363	50,812,040	—	83,114,403
Energy	32,576,635	—	—	32,576,635
Financials	285,636,699	—	—	285,636,699
Health Care	220,666,510	6,289,445	—	226,955,955
Industrials	197,196,657	—	—	197,196,657
Information Technology	124,092,267	—	—	124,092,267
Materials	40,812,640	—	—	40,812,640
Real Estate	3,972,315	—	—	3,972,315
Utilities	87,775,322	—	—	87,775,322
Total Common Stocks	1,075,965,815	57,101,485	—	1,133,067,300
Money Market Funds	11,062,995	—	—	11,062,995
Total Investments in Securities	1,087,028,810	57,101,485	—	1,144,130,295
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	65

Portfolio of Investments
CTIVP® – Morgan Stanley Advantage Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.4%
Issuer	Shares	Value ($)
Communication Services 18.7%
Entertainment 8.3%
Activision Blizzard, Inc.	380,846	28,906,212
Spotify Technology SA(a)	496,127	128,095,030
Take-Two Interactive Software, Inc.(a)	129,802	18,116,465
Total		175,117,707
Interactive Media & Services 10.4%
Alphabet, Inc., Class C(a)	19,606	27,715,237
Facebook, Inc., Class A(a)	414,603	94,143,903
Match Group, Inc.(a)	364,677	39,038,673
Twitter, Inc.(a)	1,919,944	57,195,132
Total		218,092,945
Total Communication Services		393,210,652
Consumer Discretionary 10.6%
Hotels, Restaurants & Leisure 1.1%
Starbucks Corp.	313,476	23,068,699
Internet & Direct Marketing Retail 8.3%
Amazon.com, Inc.(a)	53,052	146,360,919
Chewy, Inc., Class A(a)	620,008	27,708,157
Total		174,069,076
Textiles, Apparel & Luxury Goods 1.2%
Nike, Inc., Class B	269,048	26,380,157
Total Consumer Discretionary		223,517,932
Consumer Staples 1.3%
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	89,671	27,189,144
Total Consumer Staples		27,189,144
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Texas Pacific Land Trust	9,099	5,411,084
Total Energy		5,411,084
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 1.7%
Capital Markets 1.7%
Intercontinental Exchange, Inc.	179,669	16,457,680
S&P Global, Inc.	55,693	18,349,730
Total		34,807,410
Total Financials		34,807,410
Health Care 14.5%
Health Care Equipment & Supplies 5.5%
Danaher Corp.	118,089	20,881,678
Intuitive Surgical, Inc.(a)	166,110	94,654,461
Total		115,536,139
Health Care Technology 5.0%
Veeva Systems Inc., Class A(a)	452,418	106,055,828
Pharmaceuticals 4.0%
Royalty Pharma PLC, Class A(a)	614,773	29,847,229
Zoetis, Inc.	391,729	53,682,542
Total		83,529,771
Total Health Care		305,121,738
Industrials 3.7%
Aerospace & Defense 2.3%
HEICO Corp., Class A	595,555	48,382,888
Industrial Conglomerates 1.4%
Roper Technologies, Inc.	74,955	29,102,029
Total Industrials		77,484,917
Information Technology 41.2%
Electronic Equipment, Instruments & Components 1.9%
Adyen NV(a)	27,358	39,819,396
IT Services 20.9%
Okta, Inc.(a)	384,770	77,042,497
Shopify, Inc., Class A(a)	182,151	172,897,729
Square, Inc., Class A(a)	1,057,968	111,023,162
Twilio, Inc., Class A(a)	355,994	78,112,204
Total		439,075,592
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 18.4%
Autodesk, Inc.(a)	239,006	57,167,845
Coupa Software, Inc.(a)	294,842	81,683,028
ServiceNow, Inc.(a)	242,091	98,061,381
Slack Technologies, Inc.(a)	1,809,637	56,261,614
Workday, Inc., Class A(a)	287,976	53,955,183
Zoom Video Communications, Inc., Class A(a)	149,930	38,013,252
Total		385,142,303
Total Information Technology		864,037,291
Materials 5.4%
Chemicals 4.3%
Ecolab, Inc.	321,041	63,871,107
Sherwin-Williams Co. (The)	45,437	26,255,770
Total		90,126,877
Containers & Packaging 0.9%
Ball Corp.	270,890	18,824,146
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 0.2%
Royal Gold, Inc.	32,583	4,050,719
Total Materials		113,001,742
Total Common Stocks (Cost $1,376,841,442)		2,043,781,910

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	41,527,369	41,527,369
Total Money Market Funds (Cost $41,527,369)		41,527,369
Total Investments in Securities (Cost: $1,418,368,811)		2,085,309,279
Other Assets & Liabilities, Net		12,638,465
Net Assets		2,097,947,744

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	50,981,933	394,444,500	(403,899,627)	563	41,527,369	1,971	212,562	41,527,369
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	67

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	393,210,652	—	—	393,210,652
Consumer Discretionary	223,517,932	—	—	223,517,932
Consumer Staples	27,189,144	—	—	27,189,144
Energy	5,411,084	—	—	5,411,084
Financials	34,807,410	—	—	34,807,410
Health Care	305,121,738	—	—	305,121,738
Industrials	77,484,917	—	—	77,484,917
Information Technology	824,217,895	39,819,396	—	864,037,291
Materials	113,001,742	—	—	113,001,742
Total Common Stocks	2,003,962,514	39,819,396	—	2,043,781,910
Money Market Funds	41,527,369	—	—	41,527,369
Total Investments in Securities	2,045,489,883	39,819,396	—	2,085,309,279
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments
CTIVP® – T. Rowe Price Large Cap Value Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 5.1%
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc.	354,813	19,560,841
Entertainment 1.0%
Walt Disney Co. (The)	117,367	13,087,594
Media 2.7%
Comcast Corp., Class A	391,425	15,257,747
Fox Corp., Class B	459,547	12,334,241
News Corp., Class A	795,213	9,431,226
Total		37,023,214
Total Communication Services		69,671,649
Consumer Discretionary 2.3%
Auto Components 0.7%
Magna International, Inc.	204,699	9,115,247
Hotels, Restaurants & Leisure 0.8%
Las Vegas Sands Corp.	176,982	8,059,760
McDonald’s Corp.	15,511	2,861,314
Total		10,921,074
Internet & Direct Marketing Retail 0.1%
Booking Holdings, Inc.(a)	1,000	1,592,340
Multiline Retail 0.3%
Kohl’s Corp.	162,756	3,380,442
Specialty Retail 0.4%
TJX Companies, Inc. (The)	120,000	6,067,200
Total Consumer Discretionary		31,076,303
Consumer Staples 8.9%
Beverages 0.7%
PepsiCo, Inc.	74,469	9,849,270
Food & Staples Retailing 1.3%
Walmart, Inc.	152,052	18,212,788
Food Products 3.9%
Bunge Ltd.	248,763	10,231,622
ConAgra Foods, Inc.	496,389	17,458,001
Tyson Foods, Inc., Class A	421,072	25,142,209
Total		52,831,832
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.5%
Kimberly-Clark Corp.	144,168	20,378,147
Tobacco 1.5%
Philip Morris International, Inc.	286,294	20,057,758
Total Consumer Staples		121,329,795
Energy 7.8%
Energy Equipment & Services 0.3%
Schlumberger Ltd.	216,000	3,972,240
Oil, Gas & Consumable Fuels 7.5%
ConocoPhillips Co.	241,807	10,160,730
Enbridge, Inc.	238,000	7,239,960
Exxon Mobil Corp.	415,845	18,596,588
Pioneer Natural Resources Co.	113,898	11,127,835
TC Energy Corp.	507,846	21,766,280
Total SA, ADR	839,324	32,280,401
Total		101,171,794
Total Energy		105,144,034
Financials 20.5%
Banks 6.8%
Bank of America Corp.	161,000	3,823,750
Fifth Third Bancorp	1,101,183	21,230,808
JPMorgan Chase & Co.	264,345	24,864,291
Signature Bank	87,967	9,405,432
Wells Fargo & Co.	1,259,484	32,242,790
Total		91,567,071
Capital Markets 5.3%
Charles Schwab Corp. (The)	365,808	12,342,362
Franklin Resources, Inc.	185,531	3,890,585
Morgan Stanley	895,216	43,238,933
State Street Corp.	202,121	12,844,790
Total		72,316,670
Consumer Finance 0.2%
Capital One Financial Corp.	40,970	2,564,312
Diversified Financial Services 0.7%
Equitable Holdings, Inc.	530,066	10,224,973
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	69

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 7.5%
American International Group, Inc.	912,301	28,445,545
Chubb Ltd.	269,886	34,172,966
Marsh & McLennan Companies, Inc.	175,038	18,793,830
MetLife, Inc.	548,591	20,034,543
Total		101,446,884
Total Financials		278,119,910
Health Care 16.9%
Biotechnology 2.7%
AbbVie, Inc.	237,267	23,294,874
Gilead Sciences, Inc.	166,533	12,813,049
Total		36,107,923
Health Care Equipment & Supplies 5.8%
Becton Dickinson and Co.	89,574	21,432,371
Hologic, Inc.(a)	303,318	17,289,126
Medtronic PLC	297,984	27,325,133
Zimmer Biomet Holdings, Inc.	101,439	12,107,759
Total		78,154,389
Health Care Providers & Services 2.0%
CVS Health Corp.	410,353	26,660,634
Life Sciences Tools & Services 0.7%
Thermo Fisher Scientific, Inc.	27,159	9,840,792
Pharmaceuticals 5.7%
Elanco Animal Health, Inc.(a)	368,728	7,909,216
Johnson & Johnson	232,006	32,627,004
Merck & Co., Inc.	96,313	7,447,884
Perrigo Co. PLC	223,097	12,330,571
Pfizer, Inc.	530,208	17,337,802
Total		77,652,477
Total Health Care		228,416,215
Industrials 10.6%
Aerospace & Defense 1.5%
Boeing Co. (The)	79,026	14,485,466
Raytheon Technologies Corp.	85,153	5,247,128
Total		19,732,594
Air Freight & Logistics 2.3%
United Parcel Service, Inc., Class B	283,375	31,505,632
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.7%
Southwest Airlines Co.	292,992	10,014,466
Building Products 0.6%
Fortune Brands Home & Security, Inc.	129,343	8,268,898
Commercial Services & Supplies 0.6%
Stericycle, Inc.(a)	136,691	7,651,962
Electrical Equipment 0.7%
Rockwell Automation, Inc.	43,150	9,190,950
Industrial Conglomerates 2.2%
General Electric Co.	4,452,631	30,411,470
Machinery 1.5%
Cummins, Inc.	42,000	7,276,920
Illinois Tool Works, Inc.	72,728	12,716,491
Total		19,993,411
Professional Services 0.5%
Nielsen Holdings PLC	481,751	7,158,820
Total Industrials		143,928,203
Information Technology 11.8%
Communications Equipment 1.7%
Cisco Systems, Inc.	499,707	23,306,335
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	107,923	8,801,121
Semiconductors & Semiconductor Equipment 6.6%
Applied Materials, Inc.	436,662	26,396,218
NXP Semiconductors NV	73,100	8,336,324
QUALCOMM, Inc.	377,405	34,423,110
Texas Instruments, Inc.	156,134	19,824,334
Total		88,979,986
Software 2.8%
Microsoft Corp.	188,844	38,431,642
Total Information Technology		159,519,084
Materials 4.2%
Chemicals 2.7%
CF Industries Holdings, Inc.	376,535	10,595,695
DuPont de Nemours, Inc.	481,247	25,568,653
Total		36,164,348

The accompanying Notes to Financial Statements are an integral part of this statement.
70	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.5%
International Paper Co.	572,859	20,170,365
Total Materials		56,334,713
Real Estate 2.3%
Equity Real Estate Investment Trusts (REITS) 2.3%
SL Green Realty Corp.	202,411	9,976,838
Weyerhaeuser Co.	946,352	21,255,066
Total		31,231,904
Total Real Estate		31,231,904
Utilities 7.2%
Electric Utilities 5.4%
Edison International	313,783	17,041,555
NextEra Energy, Inc.	85,929	20,637,568
Southern Co. (The)	688,403	35,693,695
Total		73,372,818
Multi-Utilities 1.8%
Ameren Corp.	86,550	6,089,658
CenterPoint Energy, Inc.	555,031	10,362,429
Sempra Energy	66,116	7,750,779
Total		24,202,866
Total Utilities		97,575,684
Total Common Stocks (Cost $1,362,524,129)		1,322,347,494

Convertible Preferred Stocks 1.6%
Issuer		Shares	Value ($)
Health Care 0.3%
Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co.	6.000%	73,945	3,907,254
Total Health Care			3,907,254
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 1.3%
Electric Utilities 0.4%
Southern Co. (The)	6.750%	131,961	5,814,201
Multi-Utilities 0.9%
Sempra Energy	6.000%	92,320	9,024,992
Sempra Energy	6.750%	25,254	2,481,458
Total			11,506,450
Total Utilities			17,320,651
Total Convertible Preferred Stocks (Cost $22,107,212)			21,227,905

Preferred Stocks 0.0%

Health Care 0.0%
Pharmaceuticals 0.0%
Elanco Animal Health, Inc.	5.000%	12,718	493,532
Total Health Care			493,532
Total Preferred Stocks (Cost $635,900)			493,532

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	4,694,217	4,694,217
Total Money Market Funds (Cost $4,694,217)		4,694,217
Total Investments in Securities (Cost: $1,389,961,458)		1,348,763,148
Other Assets & Liabilities, Net		6,489,384
Net Assets		1,355,252,532

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	71

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	33,924,102	99,890,204	(129,122,170)	2,081	4,694,217	8,618	110,554	4,694,217
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	69,671,649	—	—	69,671,649
Consumer Discretionary	31,076,303	—	—	31,076,303
Consumer Staples	121,329,795	—	—	121,329,795
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Energy	105,144,034	—	—	105,144,034
Financials	278,119,910	—	—	278,119,910
Health Care	228,416,215	—	—	228,416,215
Industrials	143,928,203	—	—	143,928,203
Information Technology	159,519,084	—	—	159,519,084
Materials	56,334,713	—	—	56,334,713
Real Estate	31,231,904	—	—	31,231,904
Utilities	97,575,684	—	—	97,575,684
Total Common Stocks	1,322,347,494	—	—	1,322,347,494
Convertible Preferred Stocks
Health Care	—	3,907,254	—	3,907,254
Utilities	—	17,320,651	—	17,320,651
Total Convertible Preferred Stocks	—	21,227,905	—	21,227,905
Preferred Stocks
Health Care	—	493,532	—	493,532
Total Preferred Stocks	—	493,532	—	493,532
Money Market Funds	4,694,217	—	—	4,694,217
Total Investments in Securities	1,327,041,711	21,721,437	—	1,348,763,148
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	73

Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 4.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR
3-month USD LIBOR + 0.850% Floor 0.850% 01/15/2028	2.069%	6,697,508	6,602,718
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% 04/20/2031	2.195%	8,000,000	7,794,176
BlueMountain CLO Ltd.(a),(b)
Series 2015-2A Class A1R
3-month USD LIBOR + 0.930% Floor 0.930% 07/18/2027	2.065%	7,203,153	7,096,957
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	0.985%	3,090,000	2,963,034
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	2,251,959	2,142,724
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	2,650,593	2,866,260
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% Floor 1.050% 05/25/2034	1.410%	2,438,780	2,322,295
LCM(a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 07/15/2027	2.459%	8,000,000	7,903,232
Magnetite XXI Ltd.(a),(b)
Series 2019-21A Class A
3-month USD LIBOR + 1.280% Floor 1.280% 04/20/2030	2.415%	6,400,000	6,319,264
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	0.695%	5,445,065	5,165,398
Series 2014-2 Class A
1-month USD LIBOR + 0.640% Floor 0.640% 03/25/2083	0.825%	5,169,493	4,753,962
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.805%	5,483,310	5,009,058
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	0.805%	3,972,448	3,633,280
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% Floor 0.570% 11/26/2040	0.755%	10,125,621	9,272,276
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	1.685%	7,950,000	7,911,457
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	1.235%	7,900,000	7,629,155
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	1.135%	4,345,000	3,837,567
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% Floor 0.210% 03/15/2055	0.951%	377,397	325,876
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	1.541%	7,479,645	7,106,840
Series 2009-3 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2045	0.935%	3,154,400	2,968,073
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	1.051%	10,913,223	10,516,864
Series 2007-7 Class A4
3-month USD LIBOR + 0.330% 01/25/2022	1.321%	5,314,618	5,022,361
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2007-7 Class B
3-month USD LIBOR + 0.750% Floor 0.750% 10/27/2070	1.741%	1,990,000	1,562,488
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	2.641%	1,525,598	1,492,767
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	2.841%	5,860,000	5,307,241
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	2.091%	5,373,646	5,112,405
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	2.491%	1,339,314	1,326,174
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	3.241%	5,775,000	5,489,427
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	1.161%	11,245,451	10,607,175
Total Asset-Backed Securities — Non-Agency (Cost $156,716,560)			150,060,504

Commercial Mortgage-Backed Securities - Agency 1.4%

Federal Home Loan Mortgage Corp. Multiclass Certificates(c),(d)
Series 2020-RR06 Class AX
10/27/2028	1.878%	5,815,000	750,992
Series 2020-RR06 Class BX
05/27/2033	1.836%	5,475,000	928,988
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	8,665,413
Series S8FX Class A2
03/25/2027	3.291%	13,225,000	14,727,470
Federal National Mortgage Association
11/01/2037	3.210%	6,985,178	8,168,027
04/01/2040	2.455%	4,525,000	4,586,796
Series 2001-M2 Class Z2
06/25/2031	6.300%	27,393	27,519
Federal National Mortgage Association(c),(d)
Series 2020-M10 Class X1
12/25/2030	1.923%	8,727,594	1,286,065
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-M10 Class X2
12/25/2030	1.826%	18,247,655	2,582,987
Series 2020-M10 Class X3
11/25/2028	1.438%	7,385,997	679,600
Series 2020-M10 Class X4
07/25/2032	0.999%	6,383,946	535,508
Series 2020-M10 Class X5
11/25/2028	1.554%	7,280,000	755,928
Series 2020-M10 Class X6
08/25/2028	1.497%	7,680,000	756,313
Series 2020-M10 Class X8
12/25/2027	0.776%	7,050,000	297,874
Series 2020-M10 Class X9
12/25/2027	0.981%	6,092,115	284,664
Government National Mortgage Association(c),(d)
CMO Series 2011-121 Class
06/16/2043	0.122%	3,612,322	13,458
CMO Series 2011-78 Class IX
08/16/2046	0.088%	2,479,467	26,080
CMO Series 2012-55 Class
04/16/2052	0.206%	1,402,971	6,842
Government National Mortgage Association(d)
CMO Series 2012-125 Class IK
08/16/2052	0.561%	9,581,985	62,387
Total Commercial Mortgage-Backed Securities - Agency (Cost $43,658,546)			45,142,911

Commercial Mortgage-Backed Securities - Non-Agency 0.8%

BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	2,620,000	2,583,981
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,413,667
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	3,095,000	3,352,806
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,800,000	3,655,032
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	3,099,205
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	3,023,752

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	75

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	3,690,000	3,886,783
Natixis Commercial Mortgage Securities Trust(a)
Series 2020-2PAC Class A
01/15/2025	2.966%	2,825,000	2,922,494
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	3,035,000	3,083,993
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $26,527,141)			27,021,713

Commercial Paper 0.3%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Automotive 0.3%
Ford Motor Credit Co. LLC(a)
10/08/2020	3.760%	8,490,000	8,403,351
Total Commercial Paper (Cost $8,417,623)			8,403,351

Common Stocks 0.0%
Issuer	Shares	Value ($)
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(e)	32,056	120,210
Total Utilities		120,210
Total Common Stocks (Cost $1,930,228)		120,210

Corporate Bonds & Notes 28.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
BAE Systems PLC(a)
04/15/2030	3.400%	3,155,000	3,437,881
Northrop Grumman Corp.
05/01/2050	5.250%	2,190,000	3,156,252
Total			6,594,133
Airlines 0.6%
America West Airlines Pass-Through Trust
04/02/2021	7.100%	876,767	701,161
American Airlines Pass-Through Trust
01/31/2021	5.250%	1,038,862	875,863
01/15/2023	4.950%	923,815	741,482
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Continental Airlines Pass-Through Trust
06/15/2021	6.703%	123,454	124,280
04/19/2022	5.983%	7,293,557	6,783,561
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	9,000,000	8,582,951
Total			17,809,298
Apartment REIT 0.1%
Post Apartment Homes LP
12/01/2022	3.375%	2,315,000	2,416,704
Automotive 1.6%
Daimler Finance North America LLC(a)
10/30/2021	2.200%	4,235,000	4,289,948
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	1.292%	3,000,000	2,959,710
Ford Motor Credit Co. LLC
11/02/2020	2.343%	3,000,000	3,000,326
01/15/2021	3.200%	2,850,000	2,810,714
02/01/2021	5.750%	190,000	190,807
03/18/2021	3.336%	1,420,000	1,405,750
10/12/2021	3.813%	1,955,000	1,937,116
01/07/2022	5.596%	1,082,000	1,090,265
03/28/2022	3.339%	3,060,000	2,975,561
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.810% 04/05/2021	2.183%	2,000,000	1,919,307
3-month USD LIBOR + 0.880% 10/12/2021	2.191%	2,095,000	1,974,658
3-month USD LIBOR + 1.270% 03/28/2022	1.576%	6,300,000	5,915,120
3-month USD LIBOR + 1.080% 08/03/2022	1.636%	1,940,000	1,768,766
General Motors Co.
10/02/2023	4.875%	1,320,000	1,401,704
General Motors Financial Co., Inc.
07/06/2021	3.200%	1,175,000	1,188,083
09/25/2021	4.375%	2,325,000	2,387,844
11/06/2021	4.200%	5,934,000	6,098,315
04/10/2022	3.450%	3,155,000	3,214,022
06/30/2022	3.150%	3,420,000	3,475,906
Total			50,003,922
Banking 4.8%
Bank of America Corp.
10/19/2020	2.625%	2,000,000	2,013,163
Bank of America Corp.(f)
07/21/2021	2.369%	14,195,000	14,208,059
12/20/2023	3.004%	8,937,000	9,383,299
02/13/2031	2.496%	1,575,000	1,652,738
04/29/2031	2.592%	2,200,000	2,331,613

The accompanying Notes to Financial Statements are an integral part of this statement.
76	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/20/2051	4.083%	5,278,000	6,528,140
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	1.000%	1,000,000	922,461
Citigroup, Inc.
10/21/2026	3.200%	3,095,000	3,395,622
Citigroup, Inc.(f)
03/31/2031	4.412%	3,110,000	3,690,179
06/03/2031	2.572%	5,010,000	5,177,705
Fifth Third Bancorp
05/05/2027	2.550%	4,635,000	4,964,431
Global Bank Corp.(a)
10/20/2021	4.500%	300,000	306,336
Goldman Sachs Group, Inc. (The)(f)
09/29/2025	3.272%	7,485,000	8,056,137
06/05/2028	3.691%	1,490,000	1,667,404
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	1,645,000	1,724,849
JPMorgan Chase & Co.(f)
12/05/2024	4.023%	6,015,000	6,627,083
04/22/2031	2.522%	7,750,000	8,186,894
04/22/2051	3.109%	5,000,000	5,338,201
JPMorgan Chase & Co.
06/15/2026	3.200%	3,000,000	3,326,544
Lloyds Banking Group PLC(f)
03/17/2023	2.858%	4,200,000	4,326,478
07/09/2025	3.870%	4,114,000	4,467,430
Lloyds Banking Group PLC
03/12/2024	3.900%	3,175,000	3,451,661
Morgan Stanley(b)
SOFR + 0.700% 01/20/2023	0.756%	5,485,000	5,460,727
Nationwide Building Society(a),(f)
04/26/2023	3.622%	4,149,000	4,314,848
03/08/2024	3.766%	1,000,000	1,056,232
Northern Trust Corp.
05/01/2030	1.950%	7,500,000	7,739,435
Santander UK Group Holdings PLC(f)
11/15/2024	4.796%	1,500,000	1,657,899
Wells Fargo & Co.
07/22/2020	2.600%	4,065,000	4,069,746
Wells Fargo & Co.(f)
06/02/2028	2.393%	3,830,000	3,957,072
10/30/2030	2.879%	2,945,000	3,143,799
02/11/2031	2.572%	4,780,000	4,997,649
04/30/2041	3.068%	4,635,000	4,837,754
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/04/2051	5.013%	7,745,000	10,748,868
Total			153,730,456
Brokerage/Asset Managers/Exchanges 0.1%
Raymond James Financial, Inc.
04/01/2030	4.650%	301,000	358,534
07/15/2046	4.950%	2,180,000	2,639,005
Total			2,997,539
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	1,068,000	1,126,664
08/15/2030	4.500%	3,836,000	3,912,280
05/01/2032	4.500%	1,734,000	1,757,178
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	450,000	596,842
04/01/2048	5.750%	935,000	1,160,115
03/01/2050	4.800%	870,000	982,467
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	888,036
02/01/2029	6.500%	229,000	250,713
Intelsat Jackson Holdings SA(a),(g)
10/15/2024	0.000%	3,372,000	2,029,563
Intelsat Jackson Holdings SA(a)
07/15/2025	9.750%	2,323,000	1,424,509
Time Warner Cable LLC
11/15/2040	5.875%	3,280,000	4,050,750
09/01/2041	5.500%	850,000	1,028,169
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	1,000,000	1,025,037
05/15/2029	5.500%	1,750,000	1,833,195
Total			22,065,518
Chemicals 0.2%
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	4,005,000	4,621,940
Sasol Financing USA LLC
03/27/2024	5.875%	925,000	833,618
Total			5,455,558
Consumer Cyclical Services 0.2%
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,335,000	1,432,980
02/15/2025	4.750%	1,565,000	1,762,143
IHS Markit Ltd.
08/01/2028	4.750%	2,500,000	2,932,264
Matthews International Corp.(a)
12/01/2025	5.250%	706,000	643,682
Total			6,771,069

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	77

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Procter & Gamble Co. (The)
03/25/2030	3.000%	1,560,000	1,786,143
Diversified Manufacturing 0.1%
General Electric Co.(b)
3-month USD LIBOR + 0.380% 05/05/2026	0.921%	2,000,000	1,745,012
General Electric Co.
03/15/2032	6.750%	1,725,000	2,100,714
01/14/2038	5.875%	517,000	579,504
Total			4,425,230
Electric 1.3%
AEP Transmission Co. LLC
04/01/2050	3.650%	305,000	353,512
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	4,296,844
Dominion Energy, Inc.
03/15/2025	3.300%	3,990,000	4,350,449
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	1,119,926
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	6,388,729
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,867,902
11/15/2027	3.350%	1,000,000	1,108,655
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	3,354,963
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	700,000	698,249
Monongahela Power Co.(a)
12/15/2043	5.400%	2,511,000	3,520,172
Northern States Power Co.
08/15/2045	4.000%	2,250,000	2,755,796
PacifiCorp
07/01/2025	3.350%	2,000,000	2,197,775
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	7,591,924
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,256,000	2,305,696
Total			41,910,592
Environmental 0.1%
GFL Environmental, Inc.(a)
12/15/2026	5.125%	920,000	949,748
Republic Services, Inc.
03/01/2030	2.300%	1,324,000	1,381,161
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,790,000	1,707,802
Total			4,038,711
Finance Companies 1.4%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2021	4.500%	3,735,000	3,756,853
10/01/2021	5.000%	1,000,000	1,011,302
05/26/2022	3.500%	1,375,000	1,356,536
AerCap Ireland Capital Ltd./Global Aviation Trust
02/01/2022	3.950%	2,000,000	1,996,569
Air Lease Corp.
03/01/2025	3.250%	2,810,000	2,816,893
Avolon Holdings Funding Ltd.(a)
05/15/2024	5.250%	2,035,000	1,853,407
02/15/2025	2.875%	1,310,000	1,103,323
GE Capital Funding LLC(a)
05/15/2030	4.400%	3,000,000	3,118,326
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	15,697,000	15,896,323
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	3,375,000	3,161,981
03/15/2023	4.500%	5,955,000	5,432,722
02/15/2024	5.500%	2,620,000	2,397,511
Total			43,901,746
Food and Beverage 1.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	4,150,000	5,032,380
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	1,850,000	2,162,584
06/01/2050	4.500%	1,785,000	2,120,821
Bacardi Ltd.(a)
05/15/2028	4.700%	970,000	1,116,254
05/15/2048	5.300%	1,400,000	1,736,075
Kraft Heinz Foods Co. (The)
07/15/2035	5.000%	1,770,000	1,946,922
06/04/2042	5.000%	5,304,000	5,532,588
07/15/2045	5.200%	7,145,000	7,741,977
06/01/2046	4.375%	4,965,000	4,871,370
Kraft Heinz Foods Co. (The)(a)
08/01/2039	7.125%	2,284,000	2,919,471
10/01/2049	4.875%	4,685,000	4,852,835
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	926,000	960,557
Post Holdings, Inc.(a)
08/15/2026	5.000%	1,000,000	1,004,738
03/01/2027	5.750%	2,000,000	2,062,759
Total			44,061,331

The accompanying Notes to Financial Statements are an integral part of this statement.
78	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.6%
Churchill Downs, Inc.(a)
04/01/2027	5.500%	3,184,000	3,115,855
01/15/2028	4.750%	465,000	445,978
Colt Merger Sub, Inc.(a),(h)
07/01/2025	6.250%	957,000	953,714
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	2,120,000	2,265,040
09/01/2024	3.350%	1,800,000	1,811,821
06/01/2025	5.250%	2,185,000	2,375,609
04/15/2026	5.375%	550,000	601,784
06/01/2028	5.750%	870,000	963,950
01/15/2029	5.300%	2,325,000	2,515,816
01/15/2030	4.000%	1,615,000	1,600,972
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,036,000	1,072,514
Total			17,723,053
Health Care 2.8%
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	2,065,000	2,096,347
06/15/2050	3.008%	1,400,000	1,452,338
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	1.181%	2,998,000	2,995,262
Becton Dickinson and Co.
06/06/2022	2.894%	2,000,000	2,070,306
06/06/2024	3.363%	1,380,000	1,485,296
Cigna Corp.
03/15/2030	2.400%	2,640,000	2,740,155
08/15/2038	4.800%	5,000,000	6,334,967
12/15/2048	4.900%	2,390,000	3,150,292
Cigna Corp.(a)
10/15/2047	3.875%	1,190,000	1,344,839
CVS Health Corp.
07/20/2045	5.125%	2,090,000	2,699,202
03/25/2048	5.050%	11,070,000	14,470,699
Encompass Health Corp.
02/01/2030	4.750%	1,241,000	1,190,202
Hartford HealthCare Corp.
04/01/2044	5.746%	3,000,000	3,646,547
HCA, Inc.
05/01/2023	4.750%	625,000	676,620
04/15/2025	5.250%	2,188,000	2,507,162
06/15/2026	5.250%	2,990,000	3,449,797
06/15/2039	5.125%	2,000,000	2,328,316
06/15/2049	5.250%	3,250,000	3,894,282
IQVIA, Inc.(a)
05/15/2027	5.000%	821,000	837,321
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Foundation Hospitals
04/01/2042	4.875%	1,800,000	2,451,163
NYU Langone Hospitals
07/01/2042	4.428%	5,936,000	6,756,222
07/01/2055	3.380%	1,915,000	1,851,160
Partners Healthcare System, Inc.
07/01/2060	3.342%	2,858,000	3,033,069
Teleflex, Inc.
11/15/2027	4.625%	752,000	790,681
Tenet Healthcare Corp.
07/15/2024	4.625%	850,000	832,567
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	3,790,000	3,713,796
11/01/2027	5.125%	390,000	385,810
Thermo Fisher Scientific, Inc.
03/25/2030	4.497%	5,623,000	6,928,531
Zimmer Biomet Holdings, Inc.
03/20/2030	3.550%	3,175,000	3,427,700
Total			89,540,649
Healthcare Insurance 0.9%
Anthem, Inc.
08/15/2021	3.700%	2,355,000	2,417,836
05/15/2022	3.125%	3,000,000	3,140,934
12/01/2047	4.375%	1,500,000	1,864,261
Centene Corp.(a)
04/01/2025	5.250%	530,000	545,427
Centene Corp.
02/15/2030	3.375%	4,500,000	4,540,321
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,648,330
Molina Healthcare, Inc.
11/15/2022	5.375%	1,677,000	1,725,900
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	3,208,000	3,209,485
UnitedHealth Group, Inc.
01/15/2047	4.200%	1,500,000	1,888,559
12/15/2048	4.450%	1,245,000	1,642,934
08/15/2049	3.700%	590,000	701,097
08/15/2059	3.875%	2,035,000	2,488,221
05/15/2060	3.125%	1,510,000	1,614,083
Total			27,427,388
Healthcare REIT 0.2%
HCP, Inc.
11/15/2023	4.250%	163,000	177,775
08/15/2024	3.875%	2,000,000	2,199,491

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	79

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ventas Realty LP
10/15/2026	3.250%	4,095,000	4,195,312
Total			6,572,578
Independent Energy 0.3%
Antero Resources Corp.
12/01/2022	5.125%	1,192,000	861,022
03/01/2025	5.000%	2,918,000	1,731,935
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,200,000	1,283,110
EQT Corp.
10/01/2027	3.900%	2,125,000	1,727,832
Hess Corp.
02/15/2041	5.600%	2,000,000	2,098,281
Marathon Oil Corp.
07/15/2023	8.125%	2,000,000	2,219,475
Range Resources Corp.
05/15/2025	4.875%	493,000	372,075
Total			10,293,730
Integrated Energy 0.8%
BP Capital Markets America, Inc.
04/06/2030	3.633%	4,730,000	5,365,217
02/24/2050	3.000%	1,820,000	1,783,450
Chevron Corp.
05/11/2030	2.236%	3,950,000	4,150,695
Exxon Mobil Corp.
03/19/2030	3.482%	2,625,000	2,995,711
10/15/2030	2.610%	855,000	916,109
03/19/2040	4.227%	1,915,000	2,315,010
03/19/2050	4.327%	6,665,000	8,340,022
04/15/2051	3.452%	810,000	896,495
Total			26,762,709
Leisure 0.0%
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	947,000	817,235
Life Insurance 0.6%
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
04/15/2050	3.375%	3,205,000	3,294,254
Metropolitan Life Global Funding I(a)
04/09/2030	2.950%	4,000,000	4,382,696
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	4,400,000	4,965,258
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	1,000,000	1,040,985
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a),(f)
Subordinated
09/15/2054	4.375%	3,920,000	4,142,666
Total			17,825,859
Media and Entertainment 0.4%
Walt Disney Co. (The)
01/13/2031	2.650%	2,355,000	2,503,410
03/23/2040	4.625%	3,500,000	4,378,299
01/13/2051	3.600%	4,795,000	5,321,978
Total			12,203,687
Metals and Mining 0.0%
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	150,000	142,545
Midstream 1.4%
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,982,621
Energy Transfer Operating LP
06/01/2027	5.500%	341,000	380,917
05/15/2030	3.750%	4,670,000	4,639,490
05/15/2050	5.000%	1,090,000	1,033,304
Energy Transfer Partners LP
02/01/2042	6.500%	1,525,000	1,663,831
03/15/2045	5.150%	3,048,000	2,895,641
EQT Midstream Partners LP
07/15/2028	5.500%	695,000	661,875
Kinder Morgan Energy Partners LP
03/15/2035	5.800%	1,000,000	1,150,886
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,973,000	2,107,751
12/15/2026	4.500%	2,000,000	2,119,711
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	910,000	847,890
04/15/2040	6.875%	1,890,000	1,815,834
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,500,000	2,791,883
Sabine Pass Liquefaction LLC(a)
05/15/2030	4.500%	5,000,000	5,545,214
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	925,000	901,709
Targa Resources Partners LP/Finance Corp.
01/15/2029	6.875%	899,000	941,878
TC PipeLines LP
05/25/2027	3.900%	4,500,000	4,731,687

The accompanying Notes to Financial Statements are an integral part of this statement.
80	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
11/15/2023	4.500%	2,200,000	2,410,467
09/15/2025	4.000%	2,350,000	2,603,048
04/15/2040	6.300%	1,000,000	1,206,335
Total			43,431,972
Office REIT 0.4%
Boston Properties LP
05/15/2021	4.125%	1,351,000	1,377,353
01/30/2031	3.250%	3,575,000	3,856,240
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,907,776
SL Green Operating Partnership LP
10/15/2022	3.250%	4,000,000	4,002,840
Total			14,144,209
Oil Field Services 0.1%
Transocean Phoenix 2 Ltd.(a)
10/15/2024	7.750%	464,100	434,626
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	1,050,430	963,578
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,227,000	1,083,259
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	364,000	334,528
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	684,000	652,210
Total			3,468,201
Other Industry 0.3%
Duke University
10/01/2044	2.682%	2,000,000	2,100,554
10/01/2055	2.832%	2,000,000	2,102,308
Emory University
09/01/2050	2.969%	3,175,000	3,391,950
PowerTeam Services LLC(a)
12/04/2025	9.033%	2,981,000	3,036,927
Total			10,631,739
Other REIT 0.1%
American Campus Communities Operating Partnership LP
07/01/2024	4.125%	1,000,000	1,048,374
CyrusOne LP/Finance Corp.
11/15/2024	2.900%	1,000,000	1,051,722
Total			2,100,096
Packaging 0.2%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	587,592
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OI European Group BV(a)
03/15/2023	4.000%	135,000	132,895
Sealed Air Corp.(a)
12/01/2022	4.875%	1,022,000	1,057,041
09/15/2025	5.500%	591,000	639,770
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	4,000,000	4,063,746
Total			6,481,044
Paper 0.0%
WRKCo, Inc.
03/15/2029	4.900%	1,460,000	1,737,892
Pharmaceuticals 1.7%
AbbVie, Inc.(a)
10/01/2022	3.250%	2,000,000	2,094,580
06/15/2024	3.850%	3,057,000	3,357,061
03/15/2025	3.800%	1,450,000	1,607,201
03/15/2035	4.550%	530,000	642,424
11/21/2039	4.050%	1,425,000	1,666,066
11/21/2049	4.250%	6,930,000	8,388,299
AbbVie, Inc.
11/06/2042	4.400%	1,500,000	1,806,629
05/14/2045	4.700%	1,000,000	1,245,454
05/14/2046	4.450%	1,425,000	1,740,965
11/14/2048	4.875%	1,100,000	1,434,945
Amgen, Inc.
05/01/2045	4.400%	1,375,000	1,704,413
06/15/2051	4.663%	1,230,000	1,637,815
Bausch Health Companies, Inc.(a)
11/01/2025	5.500%	846,000	866,906
04/01/2026	9.250%	252,000	273,183
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	3,094,130
12/15/2025	4.250%	1,835,000	2,108,422
12/15/2028	4.375%	6,405,000	7,491,737
06/25/2038	4.625%	2,925,000	3,541,536
06/25/2048	4.875%	6,145,000	7,787,880
Bayer US Finance LLC(a)
10/08/2024	3.375%	3,000,000	3,266,859
Total			55,756,505
Property & Casualty 0.7%
Aon Corp.
05/15/2030	2.800%	4,755,000	5,090,427
Berkshire Hathaway Finance Corp.
08/15/2048	4.200%	1,240,000	1,569,442
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,980,395

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	81

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Farmers Exchange Capital II(a),(f)
Subordinated
11/01/2053	6.151%	3,810,000	4,691,667
Marsh & McLennan Companies, Inc.
11/15/2030	2.250%	5,000,000	5,200,226
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	2.603%	2,815,000	2,774,605
Total			23,306,762
Restaurants 0.2%
McDonald’s Corp.
09/01/2049	3.625%	1,435,000	1,590,121
Starbucks Corp.
03/12/2027	2.000%	3,500,000	3,667,877
Total			5,257,998
Retailers 0.4%
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	1,365,000	1,399,854
01/25/2030	2.950%	1,331,000	1,370,249
01/25/2050	3.800%	3,355,000	3,470,223
Rite Aid Corp.(a)
04/01/2023	6.125%	1,032,000	1,002,893
Walgreens Boots Alliance, Inc.
06/01/2026	3.450%	1,400,000	1,515,671
11/18/2044	4.800%	2,500,000	2,703,522
Total			11,462,412
Supermarkets 0.1%
Kroger Co. (The)
01/15/2049	5.400%	1,325,000	1,846,656
Technology 0.7%
Apple, Inc.
05/11/2050	2.650%	1,950,000	2,045,928
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	5,662,000	6,087,044
Broadcom, Inc.(a)
10/15/2022	3.125%	1,500,000	1,562,096
10/15/2024	3.625%	2,960,000	3,219,574
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
06/15/2021	4.420%	2,200,000	2,260,996
Fiserv, Inc.
06/01/2030	2.650%	3,180,000	3,369,969
NXP BV/Funding LLC(a)
06/01/2021	4.125%	1,500,000	1,544,323
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	1,067,000	1,089,083
Total			21,179,013
Tobacco 0.5%
BAT Capital Corp.
08/15/2037	4.390%	1,870,000	2,039,626
08/15/2047	4.540%	6,792,000	7,362,098
Reynolds American, Inc.
08/15/2035	5.700%	1,185,000	1,450,164
08/15/2045	5.850%	4,180,000	5,114,176
Total			15,966,064
Wireless 1.3%
Sprint Corp.
09/15/2023	7.875%	270,000	304,400
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	2,067,187	2,095,400
03/20/2025	4.738%	8,295,000	8,983,606
03/20/2028	5.152%	2,780,000	3,210,273
T-Mobile U.S.A., Inc.
03/01/2023	6.000%	2,196,000	2,209,217
04/15/2024	6.000%	1,894,000	1,932,521
T-Mobile U.S.A., Inc.(a)
04/15/2030	3.875%	3,000,000	3,339,143
04/15/2040	4.375%	3,000,000	3,473,154
T-Mobile USA, Inc.(a)
02/15/2031	2.550%	3,590,000	3,615,001
Vodafone Group PLC
05/30/2048	5.250%	3,085,000	4,001,323
06/19/2049	4.875%	4,340,000	5,510,315
09/17/2050	4.250%	1,960,000	2,284,019
Total			40,958,372
Wirelines 1.0%
AT&T, Inc.
02/15/2030	4.300%	800,000	936,883
05/15/2035	4.500%	620,000	731,270
03/01/2037	5.250%	5,640,000	6,990,576
08/15/2037	4.900%	540,000	649,433
03/01/2039	4.850%	2,796,000	3,377,082
12/15/2042	4.300%	1,000,000	1,119,875
06/15/2044	4.800%	7,795,000	9,029,883
05/15/2046	4.750%	2,360,000	2,780,541
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	475,138
Koninklijke KPN NV
10/01/2030	8.375%	1,300,000	1,885,141
Level 3 Financing, Inc.
05/01/2025	5.375%	2,500,000	2,561,540

The accompanying Notes to Financial Statements are an integral part of this statement.
82	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	496,000	498,908
Verizon Communications, Inc.
09/21/2028	4.329%	1,000,000	1,205,695
Total			32,241,965
Total Corporate Bonds & Notes (Cost $855,629,446)			907,248,283

Foreign Government Obligations(i) 1.8%

Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	800,000	920,434
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
01/14/2030	3.150%	635,000	661,791
Corporación Nacional del Cobre de Chile(a)
08/01/2027	3.625%	1,200,000	1,285,647
Empresa de Transporte de Pasajeros Metro SA(a)
05/07/2030	3.650%	520,000	558,955
Total			2,506,393
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	1,000,000	1,085,604
04/25/2027	3.875%	407,000	430,515
01/30/2030	3.000%	200,000	198,048
05/15/2049	5.200%	1,221,000	1,431,276
Total			3,145,443
Croatia 0.0%
Croatia Government International Bond(a)
01/26/2024	6.000%	1,025,000	1,173,893
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/27/2025	5.500%	518,000	524,553
07/19/2028	6.000%	1,665,000	1,676,370
01/30/2030	4.500%	300,000	272,497
Total			2,473,420
Egypt 0.0%
Egypt Government International Bond(a)
02/21/2023	5.577%	750,000	766,137
Indonesia 0.2%
Indonesia Government International Bond
02/14/2030	2.850%	701,000	716,156
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	1,200,000	1,422,280
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,449,273
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,100,000	1,150,422
Total			4,738,131
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/19/2047	5.750%	1,355,000	1,580,872
Malaysia 0.0%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	500,000	553,894
Mexico 0.5%
Banco Nacional de Comercio Exterior SNC(a),(f)
Subordinated
08/11/2026	3.800%	300,000	292,539
Mexico Government International Bond
01/11/2028	3.750%	731,000	761,976
04/16/2030	3.250%	3,651,000	3,620,717
Petroleos Mexicanos
03/13/2027	6.500%	2,715,000	2,470,166
09/21/2047	6.750%	3,348,000	2,577,335
Petroleos Mexicanos(a)
01/23/2050	7.690%	5,375,000	4,461,451
01/28/2060	6.950%	1,730,000	1,329,121
Total			15,513,305
Netherlands 0.1%
Petrobras Global Finance BV(a)
01/15/2030	5.093%	1,524,000	1,517,854
Panama 0.0%
Panama Government International Bond
01/23/2030	3.160%	1,386,000	1,493,510
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	200,000	210,590
Peru 0.1%
Fondo MIVIVIENDA SA(a)
01/31/2023	3.500%	500,000	514,119
Peruvian Government International Bond
08/25/2027	4.125%	1,562,000	1,792,186
06/20/2030	2.844%	1,382,000	1,480,009
Petroleos del Peru SA(a)
06/19/2032	4.750%	300,000	332,768
Total			4,119,082

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	83

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 0.1%
Qatar Government International Bond(a)
04/23/2028	4.500%	1,956,000	2,309,282
06/02/2046	4.625%	729,000	942,812
Total			3,252,094
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%	2,200,000	2,500,621
Saudi Arabia 0.1%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	820,000	910,381
Saudi Arabian Oil Co.(a)
04/16/2039	4.250%	200,000	223,314
Saudi Government International Bond(a)
03/04/2028	3.625%	725,000	797,197
02/03/2032	2.750%	300,000	308,674
10/26/2046	4.500%	740,000	854,072
01/21/2055	3.750%	200,000	204,623
Total			3,298,261
South Africa 0.0%
Republic of South Africa Government International Bond
10/12/2028	4.300%	475,000	440,859
South Africa Government International Bond
01/17/2024	4.665%	850,000	867,093
Total			1,307,952
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,070,000	1,011,315
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	2,014,000	2,113,014
DP World Crescent Ltd.(a)
09/26/2028	4.848%	940,000	990,576
Total			3,103,590
Uruguay 0.1%
Uruguay Government International Bond
10/27/2027	4.375%	1,247,705	1,426,130
01/23/2031	4.375%	600,000	702,361
Total			2,128,491
Total Foreign Government Obligations (Cost $57,594,290)			57,315,282

Inflation-Indexed Bonds 3.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 3.7%
U.S. Treasury Inflation-Indexed Bond
04/15/2025	0.125%	27,931,764	29,305,738
07/15/2029	0.250%	37,372,877	40,911,239
02/15/2050	0.250%	42,124,837	47,281,101
Total			117,498,078
Total Inflation-Indexed Bonds (Cost $109,161,001)			117,498,078

Municipal Bonds 1.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
Health & Educational Facilities Authority of the State of Missouri
Taxable Revenue Bonds
Washington University
Series 2017
08/15/2057	3.652%	1,365,000	1,687,304
Indiana University
Taxable Refunding Revenue Bonds
Series 2020B
06/01/2060	3.067%	2,000,000	2,260,520
Total			3,947,824
Hospital 0.3%
Regents of the University of California Medical Center
Revenue Bonds
Series 2020
05/15/2050	3.006%	630,000	637,906
Taxable Revenue Bonds
Series 2020N
05/15/2060	3.256%	9,820,000	10,208,381
Total			10,846,287
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,999,136
Series 2010
10/01/2024	5.047%	5,000,000	5,646,950
Total			8,646,086
Special Non Property Tax 0.1%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,952,840

The accompanying Notes to Financial Statements are an integral part of this statement.
84	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 0.2%
Commonwealth of Massachusetts
Unlimited General Obligation Bonds
Series 2020C
03/01/2049	3.000%	5,010,000	5,303,586
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bond
Series 2020C-2
11/15/2049	5.175%	1,915,000	2,233,886
Total Municipal Bonds (Cost $31,150,038)			33,930,509

Residential Mortgage-Backed Securities - Agency 34.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 03/01/2047	3.000%	73,902,032	78,185,337
12/01/2031- 06/01/2040	2.500%	39,019,960	40,815,812
09/01/2032- 01/01/2050	3.500%	178,389,061	193,661,733
07/01/2035- 10/01/2048	5.000%	6,802,742	7,496,246
04/01/2036- 09/01/2039	6.000%	175,644	199,313
06/01/2038- 01/01/2040	5.500%	694,950	792,180
03/01/2039- 10/01/2048	4.500%	12,851,911	14,039,944
08/01/2044- 01/01/2049	4.000%	28,919,574	31,717,617
CMO Series 360 Class 250
11/15/2047	2.500%	3,836,247	3,995,069
Federal Home Loan Mortgage Corp.(b)
CMO Series 2863 Class FM
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2031	0.685%	989,664	991,834
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 11/15/2034	6.515%	277,015	72,583
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	476,947	23,772
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4090 Class EI
08/15/2022	2.500%	277,619	4,691
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	664,713
Federal National Mortgage Association
12/01/2025- 06/01/2049	3.500%	46,537,647	49,662,515
06/01/2032- 11/01/2049	3.000%	27,838,733	29,232,370
05/01/2033- 08/01/2039	5.000%	257,618	291,919
11/01/2038- 11/01/2040	6.000%	2,848,416	3,406,044
05/01/2040	2.500%	22,908,370	23,904,738
08/01/2043- 07/01/2047	4.000%	42,994,051	46,719,156
02/01/2046- 08/01/2048	4.500%	20,293,790	21,856,859
CMO Series 2013-13 Class PH
04/25/2042	2.500%	4,458,121	4,635,627
CMO Series 2018-54 Class KA
01/25/2047	3.500%	5,212,330	5,434,841
CMO Series 2018-86 Class JA
05/25/2047	4.000%	3,946,842	4,114,529
CMO Series 2018-94D Class KD
12/25/2048	3.500%	3,561,220	3,740,296
CMO Series 2019-1 Class KP
02/25/2049	3.250%	6,736,510	7,068,017
Federal National Mortgage Association(b),(d)
CMO Series 2004-94 Class HJ
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 10/25/2034	6.516%	38,528	1,512
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	6.516%	1,167,897	249,389
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2042	6.016%	404,014	56,107
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	339,569	35,401

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	85

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association
08/15/2033- 08/20/2048	4.500%	17,305,203	18,907,676
04/15/2035- 10/20/2047	5.000%	8,450,430	9,345,354
07/15/2040- 10/20/2048	4.000%	24,073,671	25,727,111
04/20/2046- 07/20/2049	3.500%	58,282,448	62,026,542
11/20/2046- 10/20/2049	3.000%	40,595,277	42,790,496
Government National Mortgage Association(j)
CMO Series 2006-26 Class
06/20/2036	0.000%	31,735	29,863
Government National Mortgage Association(b),(d)
CMO Series 2013-124 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2041	5.960%	789,636	53,432
Government National Mortgage Association TBA(h)
07/21/2050	2.500%	22,750,000	23,947,930
07/21/2050	3.000%	9,900,000	10,488,973
Uniform Mortgage-Backed Security TBA(h)
08/14/2028- 08/13/2050	2.000%	15,850,000	16,286,247
08/19/2034- 08/13/2050	2.500%	245,800,000	256,352,932
08/19/2034- 09/12/2049	3.000%	42,010,000	44,112,226
07/14/2050	5.000%	2,150,000	2,349,547
Total Residential Mortgage-Backed Securities - Agency (Cost $1,053,562,476)			1,085,488,493

Residential Mortgage-Backed Securities - Non-Agency 6.3%

Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-R8 Class M3
1-month USD LIBOR + 0.765% Floor 0.770% 10/25/2035	0.950%	15,086,309	14,009,177
Asset-Backed Funding Certificates Trust(b)
CMO Series 2005-HE1 Class M1
1-month USD LIBOR + 0.630% Floor 0.630% 03/25/2035	0.815%	2,494,429	2,482,481
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	0.630%	1,147,799	1,139,256
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% Floor 0.180% 03/25/2037	0.365%	6,551,366	5,840,990
BCAP LLC Trust(a),(c)
CMO Series 2013-RR5 Class 2A1
03/26/2037	3.349%	755,084	753,242
CMO Series 2014-RR2 Class 11A1
05/26/2037	0.333%	181,294	180,892
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	11,988,808	11,157,064
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	14,138,613	14,231,261
CIM Trust(a),(c),(k),(l)
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	14,500,000	14,663,850
CIT Mortgage Loan Trust(a),(b)
CMO Series 2007-1 Class 2A3
1-month USD LIBOR + 1.450% Floor 1.450% 10/25/2037	1.735%	5,281,130	5,287,782
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2015-6 Class 2A1
12/25/2035	0.712%	1,017,453	1,010,481
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	1,792,008	1,756,226
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	2.803%	3,862,075	3,675,087
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	3.565%	6,283,161	6,314,119
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	3.762%	834,392	832,716
Credit Suisse Mortgage Capital Certificates(a),(b)
CMO Series 2014-6R Class 5A1
1-month USD LIBOR + 0.120% Floor 0.120% 07/27/2036	0.607%	41,960	41,905
CMO Series 2015-5R Class 2A1
1-month USD LIBOR + 0.280% Floor 0.280% 04/27/2047	0.794%	1,781,538	1,747,249

The accompanying Notes to Financial Statements are an integral part of this statement.
86	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse Mortgage Capital Certificates(a)
CMO Series 2015-5R Class 1A1
09/27/2046	3.159%	3,149,726	2,999,571
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	10,296,885	10,927,980
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month USD LIBOR + 0.240% Floor 0.240% 02/25/2037	0.408%	5,661,357	5,285,028
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	3.009%	2,215,941	1,897,494
CMO Series 2005-AA7 Class 2A1
09/25/2035	3.550%	1,486,046	1,378,979
CMO Series 2005-AA8 Class 2A1
10/25/2035	3.583%	2,958,631	2,329,906
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	1,033,762	687,343
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	4.404%	1,831,947	1,661,516
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	10,331,789	10,818,354
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	4.148%	460,729	453,155
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	0.394%	11,993,534	10,082,913
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.270% Floor 0.270%, Cap 10.500% 10/25/2036	0.455%	4,619,492	2,607,117
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	0.575%	10,000,000	9,788,728
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	0.335%	5,913,811	4,263,126
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% Floor 0.240% 05/25/2037	0.408%	4,114,225	2,841,249
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	3.723%	1,346,580	1,246,111
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.000% 04/25/2035	0.445%	1,041,709	1,016,346
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 10/25/2035	0.745%	3,059,989	3,000,507
Nationstar Home Equity Loan Trust(b)
CMO Series 2006-B Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 09/25/2036	0.448%	3,300,691	3,239,058
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 12.500% 03/25/2035	0.860%	8,670,837	8,402,217
Option One Mortgage Loan Trust(b)
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% Floor 0.220% 01/25/2036	0.405%	7,110,118	6,635,626
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	4.257%	1,371,662	1,000,438
Saxon Asset Securities Trust(b)
CMO Series 2006-2 Class A2
1-month USD LIBOR + 0.130% Floor 0.130% 09/25/2036	0.315%	594,065	591,286
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 05/25/2036	0.625%	8,167,843	7,621,155
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	4.189%	678,144	661,221

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	87

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-AR9 Class 1A6
09/25/2033	4.275%	524,985	502,409
CMO Series 2005-AR4 Class A5
04/25/2035	3.571%	821,042	812,187
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.515%	2,938,956	2,827,568
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.260% 11/25/2045	0.688%	2,773,816	2,614,000
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	2.283%	5,146,875	4,479,478
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	2.263%	3,599,539	3,376,783
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $204,123,838)			201,172,627

Senior Loans 0.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm Inc.(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	2.428%	938,232	840,309
Airlines 0.0%
American Airlines, Inc.(b),(m),(n)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027		500,000	375,750
Automotive 0.0%
Panther BF Aggregator 2 LP(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	3.678%	595,500	565,725
Cable and Satellite 0.1%
Charter Communications Operating LLC/Safari LLC(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	1.930%	248,747	238,830
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	2.435%	1,382,500	1,305,232
Total			1,544,062
Electric 0.0%
Homer City Generation LP(g),(l),(m)
Term Loan
04/05/2023	0.000%	378,649	283,987
Vistra Operations Co., LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	1.931%	348,083	335,402
Total			619,389
Environmental 0.1%
Clean Harbors, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	1.928%	342,929	334,929
GFL Environmental, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 05/30/2025	4.000%	1,249,327	1,212,109
Total			1,547,038
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	2.500%	175,812	163,198
Delos Finance SARL(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	2.058%	1,625,500	1,548,792
Total			1,711,990
Gaming 0.0%
Caesars Entertainment Operating Co., LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/07/2024	2.178%	325,963	324,232
Churchill Downs, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	2.180%	391,960	376,282
Total			700,514

The accompanying Notes to Financial Statements are an integral part of this statement.
88	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.1%
Change Healthcare Holdings, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	3.500%	1,250,000	1,198,088
Gentiva Health Services, Inc.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.250% 07/02/2025	3.438%	275,808	266,500
IQVIA, Inc./Quintiles IMS(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 01/17/2025	1.928%	440,932	425,777
MPH Acquisition Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/07/2023	3.750%	760,553	721,574
Total			2,611,939
Other Industry 0.0%
PowerTeam Services, LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	4.250%	1,458,435	1,388,547
Packaging 0.1%
Berry Global, Inc.(b),(m)
Tranche Y Term Loan
1-month USD LIBOR + 2.000% 07/01/2026	2.177%	742,500	708,159
Reynolds Group Holdings, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	2.928%	1,058,826	1,008,955
Total			1,717,114
Pharmaceuticals 0.2%
Bausch Health Companies, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	3.190%	2,067,152	2,005,923
Elanco Animal Health, Inc.(b),(m),(n)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 02/04/2027		3,625,000	3,449,804
Total			5,455,727
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	1.928%	540,775	511,573
Technology 0.0%
SS&C Technologies Holdings, Inc.(b),(m)
Tranche B3 Term Loan
1-month USD LIBOR + 1.750% 04/16/2025	1.928%	278,675	266,221
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 04/16/2025	1.928%	195,789	187,039
Total			453,260
Transportation Services 0.0%
PODS LLC(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 12/06/2024	3.750%	434,213	414,404
Wireless 0.1%
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	1.930%	1,425,900	1,369,463
T-Mobile U.S.A., Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 04/01/2027	3.178%	2,350,000	2,344,924
Total			3,714,387
Wirelines 0.1%
CenturyLink, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	2.428%	248,750	233,964
Frontier Communications Corp.(b),(m)
Tranche B1 Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 06/15/2024	5.352%	1,741,049	1,692,230
Telenet Financing USD LLC(b),(m)
Tranche AR Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	2.185%	750,000	705,937

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	89

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% 03/09/2027	3.178%	1,546,125	1,464,057
Total			4,096,188
Total Senior Loans (Cost $28,820,876)			28,267,916

Treasury Bills 6.2%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 6.2%
U.S. Cash Management Bills
11/03/2020	0.150%	23,930,000	23,917,513
U.S. Treasury Bills(o)
09/10/2020	0.130%	8,722,000	8,719,767
U.S. Treasury Bills
10/08/2020	0.140%	112,500,000	112,455,484
10/22/2020	0.150%	16,710,000	16,702,252
12/03/2020	0.150%	34,860,000	34,837,633
Total			196,632,649
Total Treasury Bills (Cost $196,604,613)			196,632,649

U.S. Treasury Obligations 8.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
05/31/2022	0.125%	4,605,000	4,601,762
04/30/2025	0.375%	37,875,000	38,040,703
05/31/2025	0.250%	68,145,000	68,049,171
06/30/2025	0.250%	66,440,000	66,315,425
05/15/2030	0.625%	24,665,000	24,599,484
02/15/2050	2.000%	35,635,000	40,813,211
05/15/2050	1.250%	39,096,000	37,568,812
Total U.S. Treasury Obligations (Cost $278,566,542)			279,988,568

Money Market Funds 12.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(p),(q)	385,142,032	385,142,032
Total Money Market Funds (Cost $385,161,977)		385,142,032
Total Investments in Securities (Cost: $3,437,625,195)		3,523,433,126
Other Assets & Liabilities, Net		(346,747,575)
Net Assets		3,176,685,551

At June 30, 2020, securities and/or cash totaling $8,839,509 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	1,964	09/2020	USD	246,957,657	601,346	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(77)	09/2020	USD	(12,126,297)	—	(98,427)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $468,243,029, which represents 14.74% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
The accompanying Notes to Financial Statements are an integral part of this statement.
90	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2020.
(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2020, the total value of these securities amounted to $2,313,550, which represents 0.07% of total net assets.
(h)	Represents a security purchased on a when-issued basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2020, the total value of these securities amounted to $14,663,850, which represents 0.46% of total net assets.
(l)	Valuation based on significant unobservable inputs.
(m)	The stated interest rate represents the weighted average interest rate at June 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Represents a security purchased on a forward commitment basis.
(o)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(p)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	91,943,308	1,824,839,242	(1,531,621,976)	(18,542)	385,142,032	(138,128)	1,528,689	385,142,032
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	91

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	150,060,504	—	150,060,504
Commercial Mortgage-Backed Securities - Agency	—	45,142,911	—	45,142,911
Commercial Mortgage-Backed Securities - Non-Agency	—	27,021,713	—	27,021,713
Commercial Paper	—	8,403,351	—	8,403,351
Common Stocks
Utilities	—	120,210	—	120,210
Total Common Stocks	—	120,210	—	120,210
Corporate Bonds & Notes	—	907,248,283	—	907,248,283
Foreign Government Obligations	—	57,315,282	—	57,315,282
Inflation-Indexed Bonds	—	117,498,078	—	117,498,078
Municipal Bonds	—	33,930,509	—	33,930,509
Residential Mortgage-Backed Securities - Agency	—	1,085,488,493	—	1,085,488,493
Residential Mortgage-Backed Securities - Non-Agency	—	186,508,777	14,663,850	201,172,627
Senior Loans	—	27,983,929	283,987	28,267,916
Treasury Bills	196,632,649	—	—	196,632,649
U.S. Treasury Obligations	279,988,568	—	—	279,988,568
Money Market Funds	385,142,032	—	—	385,142,032
Total Investments in Securities	861,763,249	2,646,722,040	14,947,837	3,523,433,126
Investments in Derivatives
Asset
Futures Contracts	601,346	—	—	601,346
Liability
Futures Contracts	(98,427)	—	—	(98,427)
Total	862,266,168	2,646,722,040	14,947,837	3,523,936,045
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
92	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments
CTIVP® – Wells Fargo Short Duration Government Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2019-1A Class A
03/20/2023	3.450%	16,988,000	17,032,650
Ford Credit Auto Owner Trust(a)
Series 2017-1 Class A
08/15/2028	2.620%	20,855,000	21,433,295
Series 2018-2 Class A
01/15/2030	3.470%	13,020,000	13,756,730
Ford Credit Auto Owner Trust
Series 2020-B Class A4
11/15/2025	0.790%	4,677,000	4,682,659
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 Class A3
12/16/2024	1.490%	4,622,000	4,712,178
Navient Private Education Loan Trust(a)
Series 2017-A Class A2A
12/16/2058	2.880%	2,963,498	3,014,323
Navient Private Education Refi Loan Trust(a)
Series 2019-GA Class A
10/15/2068	2.400%	19,331,161	19,668,029
Series 2020-DA Class A
05/15/2069	1.690%	24,956,000	24,940,580
Nelnet Student Loan Trust(b)
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	1.151%	11,433,460	10,998,443
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	0.985%	7,115,222	6,955,977
Series 2016-1A Class A
1-month USD LIBOR + 0.800% 09/25/2065	0.985%	6,269,034	6,204,806
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	1.235%	2,332,042	2,324,817
SLM Student Loan Trust(b)
Series 2005-6 Class A6
3-month USD LIBOR + 0.140% 10/27/2031	1.131%	2,516,109	2,446,252
Series 2012-3 Class A
1-month USD LIBOR + 0.650% 12/27/2038	0.835%	7,512,094	7,271,341
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-4 Class A
1-month USD LIBOR + 0.550% 06/25/2043	0.735%	16,697,132	16,105,457
SMB Private Education Loan Trust(a)
Series 2015-A Class A2A
06/15/2027	2.490%	1,637,389	1,645,356
Series 2016-B Class A2A
02/17/2032	2.430%	102,125	104,355
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	1.635%	2,225,556	2,231,378
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	1.085%	5,633,778	5,566,111
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% Floor 0.750% 10/15/2035	0.935%	7,135,488	6,891,041
SoFi Professional Loan Program LLC(a),(b)
Series 2016-C Class A1
1-month USD LIBOR + 1.100% 10/27/2036	1.285%	692,784	676,977
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	1.135%	1,478,656	1,478,656
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	1.035%	1,636,695	1,599,523
Series 2017-A Class A1
1-month USD LIBOR + 0.700% Floor 0.700% 03/26/2040	0.885%	923,915	902,018
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	0.785%	1,112,363	1,072,760
SoFi Professional Loan Program LLC(a)
Series 2017-E Class A2B
11/26/2040	2.720%	4,104,000	4,171,000
SoFi Professional Loan Program Trust(a)
Series 2020-C Class AFX
02/15/2046	1.950%	5,146,000	5,214,123
Total Asset-Backed Securities — Non-Agency (Cost $193,528,922)			193,100,835

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	93

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, June 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(b)
Series KI02 Class A
1-month USD LIBOR + 0.200% Floor 0.200% 02/25/2023	0.383%	205,262	204,984
Total Commercial Mortgage-Backed Securities - Agency (Cost $205,262)			204,984

Commercial Mortgage-Backed Securities - Non-Agency 0.1%

Citigroup Commercial Mortgage Trust
Series 2014-GC25 Class AAB
10/10/2047	3.371%	1,330,056	1,377,020
DBUBS Mortgage Trust(a)
Series 2011-LC2A Class A1
07/10/2044	3.527%	58,550	58,979
GS Mortgage Securities Corp. Trust(a)
Series 2010-C2 Class A1
12/10/2043	3.849%	110,585	110,792
GS Mortgage Securities Trust
Series 2012-GCJ7 Class AAB
05/10/2045	2.935%	623,810	625,485
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,147,729)			2,172,276

Corporate Bonds & Notes 0.8%

Banking 0.8%
Nordea Bank Abp(a)
06/09/2023	1.000%	9,374,000	9,464,928
State Street Corp.(a),(c)
03/30/2023	2.825%	2,327,000	2,413,310
Total			11,878,238
Total Corporate Bonds & Notes (Cost $11,691,345)			11,878,238

Foreign Government Obligations(d) 0.4%

Canada 0.4%
HSBC Bank Canada(a)
05/14/2023	0.950%	6,464,000	6,507,982
Total Foreign Government Obligations (Cost $6,457,148)			6,507,982

Residential Mortgage-Backed Securities - Agency 64.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2028	2.500%	35,506,462	37,690,805
03/01/2031	3.500%	4,856,976	5,235,689
04/01/2031- 04/01/2049	4.500%	75,902,964	83,482,720
10/01/2033- 07/01/2049	4.000%	21,611,517	23,640,907
CMO Series 2010-3653 Class AU
04/15/2040	4.000%	1,223,919	1,310,381
CMO Series 204788 Class GL
07/15/2042	4.500%	15,962,357	16,099,357
CMO Series 3738 Class BP
12/15/2038	4.000%	2,475,201	2,516,154
CMO Series 4239 Class AB
12/15/2039	4.000%	2,161,970	2,198,688
CMO Series 4332 Class GL
05/15/2039	4.000%	2,802,578	2,850,363
CMO Series 4425 Class LA
07/15/2039	4.000%	3,207,909	3,264,002
CMO Series 4426 Class QC
07/15/2037	1.750%	17,761,332	18,343,428
CMO Series 4891 Class PA
07/15/2048	3.500%	13,509,314	14,137,315
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.844% Cap 8.409% 05/01/2042	3.406%	1,935,035	2,032,252
12-month USD LIBOR + 1.650% Cap 7.342% 03/01/2043	2.342%	4,751,855	4,899,360
12-month USD LIBOR + 1.638% Floor 1.638%, Cap 7.874% 07/01/2047	2.874%	18,223,606	18,987,613
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Series T-11 Class A8
01/25/2028	6.500%	654,080	722,738
Federal National Mortgage Association
04/01/2032- 02/01/2034	4.000%	16,181,392	17,422,245
04/01/2035	3.000%	17,162,340	18,453,253
06/01/2035	3.500%	5,538,776	6,054,415
10/01/2040- 12/01/2049	5.000%	113,949,972	128,349,401
06/01/2048- 11/01/2049	4.500%	54,155,081	59,985,397
06/01/2049	5.500%	22,137,777	25,046,996
CMO Series 2009-20 Class DT
04/25/2039	4.500%	1,880,687	2,132,526
CMO Series 2011-14 Class GD
04/25/2040	4.000%	10,611,274	10,999,922

The accompanying Notes to Financial Statements are an integral part of this statement.
94	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-103 Class H
03/25/2038	4.500%	2,591,997	2,644,363
CMO Series 2013-71 Class AC
03/25/2038	2.000%	4,886,103	4,913,705
CMO Series 2013-90 Class A
11/25/2038	4.000%	2,281,349	2,312,593
CMO Series 2015-57 Class AB
08/25/2045	3.000%	3,723,589	4,006,386
CMO Series 2019-33 Class MA
07/25/2055	3.500%	15,703,133	16,437,538
Federal National Mortgage Association(b)
12-month USD LIBOR + 1.685% Floor 1.685%, Cap 7.430% 11/01/2042	2.430%	8,732,902	9,034,337
12-month USD LIBOR + 1.579% Floor 1.579%, Cap 7.755% 06/01/2045	2.755%	4,203,324	4,361,140
12-month USD LIBOR + 1.564% Floor 1.564%, Cap 7.474% 09/01/2045	2.474%	7,736,183	7,995,992
12-month USD LIBOR + 1.585% Floor 1.585%, Cap 7.662% 01/01/2046	2.662%	9,158,036	9,506,424
12-month USD LIBOR + 1.610% Floor 1.610%, Cap 7.644% 02/01/2046	2.644%	8,175,971	8,447,674
12-month USD LIBOR + 1.578% Floor 1.578%, Cap 7.678% 02/01/2046	2.678%	14,480,761	14,964,104
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.866% 04/01/2046	2.866%	8,360,594	8,658,198
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.876% 07/01/2046	2.876%	24,270,096	25,101,555
12-month USD LIBOR + 1.600% Floor 1.600%, Cap 7.534% 10/01/2046	2.534%	13,746,718	14,261,903
1-year CMT + 2.038% Floor 2.038%, Cap 9.963% 03/01/2049	3.963%	8,976,291	9,379,469
Government National Mortgage Association
09/20/2044- 04/20/2048	4.000%	34,071,161	36,650,858
03/20/2048- 04/20/2049	4.500%	62,174,896	67,345,743
03/20/2048- 05/20/2049	5.000%	85,207,852	94,530,157
01/20/2049- 05/20/2049	5.500%	49,651,455	53,930,644
CMO Series 2017-99 Class DE
07/20/2045	2.500%	10,178,334	10,430,358
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-154 Class WP
11/20/2048	3.500%	2,102,729	2,193,600
CMO Series 2018-36 Class KC
02/20/2046	3.000%	8,477,218	8,850,829
CMO Series 2019-132 Class NA
09/20/2049	3.500%	3,040,888	3,136,511
CMO Series 2020-11 Class ME
02/20/2049	2.500%	23,942,639	24,995,574
Government National Mortgage Association(e)
CMO Series 2011-137 Class WA
07/20/2040	5.569%	2,501,310	2,958,146
Uniform Mortgage-Backed Security TBA(f)
08/14/2028- 09/17/2028	2.000%	41,600,000	42,929,578
07/16/2035	2.500%	7,200,000	7,538,063
Total Residential Mortgage-Backed Securities - Agency (Cost $980,120,255)			1,003,371,369

Residential Mortgage-Backed Securities - Non-Agency 5.1%

Angel Oak Mortgage Trust I LLC(a),(e)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	4,407,704	4,502,392
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2019-1 Class A1
10/26/2048	3.613%	5,191,104	5,339,562
CMO Series 2019-2 Class A1
07/25/2049	2.880%	6,219,877	6,369,704
COLT Mortgage Loan Trust(a),(e)
CMO Series 2018-4 Class A1
12/28/2048	4.006%	7,156,076	7,270,415
CMO Series 2019-1 Class A1
03/25/2049	3.705%	1,686,337	1,734,191
CSMC Trust(a),(e)
CMO Series 2020-AFC1 Class A1
02/25/2050	2.240%	9,464,960	9,610,158
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	5,345,915	5,569,284
Verus Securitization Trust(a),(e)
CMO Series 2018-2 Class A1
06/01/2058	3.677%	4,748,812	4,847,464
CMO Series 2019-1 Class A1
02/25/2059	3.836%	5,289,849	5,392,282
CMO Series 2019-2 Class A1
04/25/2059	3.211%	7,021,407	7,156,794
CMO Series 2019-4 Class A1
11/25/2059	2.642%	5,996,961	6,048,942

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	95

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	8,919,071	9,086,385
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	7,068,175	7,160,922
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $78,535,391)			80,088,495

U.S. Treasury Obligations 16.3%

U.S. Treasury
09/30/2021	1.500%	28,684,000	29,159,079
03/15/2022	2.375%	37,958,000	39,384,391
04/30/2022	0.125%	55,678,000	55,641,026
05/15/2022	2.125%	22,222,000	23,033,624
05/31/2022	0.125%	36,556,000	36,530,297
05/15/2023	0.125%	130,000	129,817
06/15/2023	0.250%	70,650,000	70,804,547
Total U.S. Treasury Obligations (Cost $253,859,438)			254,682,781
Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(g),(h)	56,720,856	56,720,856
Total Money Market Funds (Cost $56,721,174)		56,720,856
Total Investments in Securities (Cost: $1,583,266,664)		1,608,727,816
Other Assets & Liabilities, Net		(44,044,751)
Net Assets		1,564,683,065

At June 30, 2020, securities and/or cash totaling $2,042,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	2,442	09/2020	USD	539,262,284	148,093	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(883)	09/2020	USD	(111,030,352)	—	(332,375)
U.S. Ultra Bond 10-Year Note	(167)	09/2020	USD	(26,299,891)	—	(156,897)
Total					—	(489,272)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $243,204,174, which represents 15.54% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2020.
(c)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2020.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
96	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(h)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	14,742,010	776,905,324	(734,926,160)	(318)	56,720,856	4,317	169,362	56,720,856
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	97

Portfolio of Investments   (continued)
CTIVP® – Wells Fargo Short Duration Government Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	193,100,835	—	193,100,835
Commercial Mortgage-Backed Securities - Agency	—	204,984	—	204,984
Commercial Mortgage-Backed Securities - Non-Agency	—	2,172,276	—	2,172,276
Corporate Bonds & Notes	—	11,878,238	—	11,878,238
Foreign Government Obligations	—	6,507,982	—	6,507,982
Residential Mortgage-Backed Securities - Agency	—	1,003,371,369	—	1,003,371,369
Residential Mortgage-Backed Securities - Non-Agency	—	80,088,495	—	80,088,495
U.S. Treasury Obligations	254,682,781	—	—	254,682,781
Money Market Funds	56,720,856	—	—	56,720,856
Total Investments in Securities	311,403,637	1,297,324,179	—	1,608,727,816
Investments in Derivatives
Asset
Futures Contracts	148,093	—	—	148,093
Liability
Futures Contracts	(489,272)	—	—	(489,272)
Total	311,062,458	1,297,324,179	—	1,608,386,637
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
98	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.8%
Issuer	Shares	Value ($)
Consumer Discretionary 10.7%
Hotels, Restaurants & Leisure 3.2%
Chipotle Mexican Grill, Inc.(a)	6,854	7,212,875
Hilton Worldwide Holdings, Inc.	140,430	10,314,584
Total		17,527,459
Specialty Retail 6.2%
O’Reilly Automotive, Inc.(a)	35,680	15,045,185
Ross Stores, Inc.	116,470	9,927,903
Ulta Beauty, Inc.(a)	43,628	8,874,808
Total		33,847,896
Textiles, Apparel & Luxury Goods 1.3%
lululemon athletica, Inc.(a)	23,640	7,375,917
Total Consumer Discretionary		58,751,272
Financials 5.5%
Capital Markets 3.9%
Brookfield Asset Management, Inc., Class A	138,940	4,571,126
MSCI, Inc.	19,095	6,374,293
Tradeweb Markets, Inc., Class A	182,890	10,633,224
Total		21,578,643
Insurance 1.6%
Arthur J Gallagher & Co.	88,130	8,591,794
Total Financials		30,170,437
Health Care 21.8%
Biotechnology 6.0%
Ascendis Pharma A/S ADR(a)	71,410	10,561,539
BioMarin Pharmaceutical, Inc.(a)	109,300	13,481,062
Seattle Genetics, Inc.(a)	53,120	9,026,151
Total		33,068,752
Health Care Equipment & Supplies 11.0%
Align Technology, Inc.(a)	30,490	8,367,676
Cooper Companies, Inc. (The)	32,649	9,260,562
DexCom, Inc.(a)	26,400	10,702,560
IDEXX Laboratories, Inc.(a)	46,235	15,264,947
Masimo Corp.(a)	36,680	8,362,673
STERIS PLC	52,890	8,115,442
Total		60,073,860
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 1.4%
Quest Diagnostics, Inc.	65,490	7,463,240
Life Sciences Tools & Services 3.4%
ICON PLC(a)	43,480	7,324,641
Mettler-Toledo International, Inc.(a)	14,051	11,318,783
Total		18,643,424
Total Health Care		119,249,276
Industrials 15.0%
Aerospace & Defense 5.1%
L3 Harris Technologies, Inc.	48,031	8,149,420
Teledyne Technologies, Inc.(a)	30,195	9,389,135
TransDigm Group, Inc.	23,585	10,425,749
Total		27,964,304
Building Products 1.0%
Trane Technologies PLC	58,760	5,228,465
Commercial Services & Supplies 0.6%
Waste Connections, Inc.	37,520	3,519,001
Electrical Equipment 3.6%
AMETEK, Inc.	98,990	8,846,736
Rockwell Automation, Inc.	49,615	10,567,995
Total		19,414,731
Professional Services 2.8%
CoStar Group, Inc.(a)	9,172	6,518,265
TransUnion	99,564	8,666,051
Total		15,184,316
Road & Rail 1.9%
JB Hunt Transport Services, Inc.	87,407	10,518,558
Total Industrials		81,829,375
Information Technology 41.1%
Communications Equipment 1.2%
Motorola Solutions, Inc.	48,020	6,729,043
IT Services 15.0%
Cognizant Technology Solutions Corp., Class A	155,220	8,819,600
Fidelity National Information Services, Inc.	93,462	12,532,320
FleetCor Technologies, Inc.(a)	57,209	14,389,780
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	99

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Global Payments, Inc.	107,360	18,210,403
MongoDB, Inc.(a)	25,560	5,785,250
Square, Inc., Class A(a)	74,590	7,827,475
Twilio, Inc., Class A(a)	66,810	14,659,450
Total		82,224,278
Semiconductors & Semiconductor Equipment 5.6%
Applied Materials, Inc.	167,110	10,101,799
Microchip Technology, Inc.	57,250	6,028,998
NXP Semiconductors NV	56,480	6,440,979
Xilinx, Inc.	81,180	7,987,300
Total		30,559,076
Software 18.5%
Dropbox, Inc., Class A(a)	485,710	10,573,907
Fortinet, Inc.(a)	112,980	15,508,764
HubSpot, Inc.(a)	24,510	5,498,818
NiCE Ltd., ADR(a)	42,540	8,050,270
ServiceNow, Inc.(a)	37,583	15,223,370
Splunk, Inc.(a)	97,937	19,460,082
SS&C Technologies Holdings, Inc.	196,475	11,096,908
Zendesk, Inc.(a)	181,670	16,083,245
Total		101,495,364
Technology Hardware, Storage & Peripherals 0.8%
NCR Corp.(a)	239,893	4,154,947
Total Information Technology		225,162,708
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.7%
Chemicals 1.7%
RPM International, Inc.	122,740	9,212,865
Total Materials		9,212,865
Real Estate 4.0%
Equity Real Estate Investment Trusts (REITS) 4.0%
SBA Communications Corp.	42,060	12,530,515
Sun Communities, Inc.	69,562	9,438,172
Total		21,968,687
Total Real Estate		21,968,687
Total Common Stocks (Cost $432,173,767)		546,344,620

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	1,481,614	1,481,614
Total Money Market Funds (Cost $1,481,614)		1,481,614
Total Investments in Securities (Cost: $433,655,381)		547,826,234
Other Assets & Liabilities, Net		(371,111)
Net Assets		547,455,123

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	4,978,088	102,055,729	(105,552,203)	—	1,481,614	7,516	38,614	1,481,614
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
100	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – Westfield Mid Cap Growth Fund, June 30, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	58,751,272	—	—	58,751,272
Financials	30,170,437	—	—	30,170,437
Health Care	119,249,276	—	—	119,249,276
Industrials	81,829,375	—	—	81,829,375
Information Technology	225,162,708	—	—	225,162,708
Materials	9,212,865	—	—	9,212,865
Real Estate	21,968,687	—	—	21,968,687
Total Common Stocks	546,344,620	—	—	546,344,620
Money Market Funds	1,481,614	—	—	1,481,614
Total Investments in Securities	547,826,234	—	—	547,826,234
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	101

Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust
Series 2019
11/25/2049	2.579%	1,384,449	1,399,324
Total Asset-Backed Securities — Agency (Cost $1,384,439)			1,399,324

Asset-Backed Securities — Non-Agency 8.3%

Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/26/2044	0.985%	824,049	768,119
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,943,866
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	283,177	283,519
Series 2017-1 Class C
08/18/2022	2.710%	594,000	600,574
Series 2017-1 Class D
01/18/2023	3.130%	1,332,000	1,349,464
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	613,000	615,106
Series 2019-3A Class A
03/20/2026	2.360%	1,653,000	1,595,659
Business Jet Securities LLC(a)
Series 2018-1 Class A
02/15/2033	4.335%	918,752	923,399
Series 2018-2 Class A
06/15/2033	4.447%	1,573,883	1,561,520
Series 2019-1 Class A
07/15/2034	4.212%	3,907,927	3,797,452
BXG Receivables Note Trust(a)
Series 2012-A Class A
12/02/2027	2.660%	69,157	69,157
Cabela’s Credit Card Master Note Trust
Series 2015-2 Class A1
07/17/2023	2.250%	926,000	923,833
Capital Auto Receivables Asset Trust(a)
Series 2018-1 Class A3
01/20/2022	2.790%	875,668	878,028
Capital One Multi-Asset Execution Trust(b)
Series 2016-A2 Class A2
1-month USD LIBOR + 0.630% 02/15/2024	0.815%	3,368,000	3,380,914
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust(a)
Series 2019-2A Class A3
03/15/2023	2.580%	3,373,000	3,380,009
Series 2019-2A Class C
06/17/2024	3.000%	4,000,000	4,018,604
Subordinated Series 2019-3A Class D
04/15/2025	3.040%	4,440,000	4,269,062
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% Floor 0.560% 02/25/2033	0.745%	629,361	553,084
Chase Funding Trust(c)
Series 2003-4 Class 1A5
05/25/2033	5.916%	313,152	325,608
Series 2003-6 Class 1A5
11/25/2034	5.850%	261,209	273,426
CNH Equipment Trust
Series 2020-A Class A3
06/16/2025	1.160%	1,880,000	1,895,372
Series 2020-A Class A4
04/15/2027	1.510%	528,000	528,917
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% Floor 1.650% 11/26/2046	1.835%	836,566	786,420
College Ave. Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	707,537	701,094
Series 2019-A Class A2
12/28/2048	3.280%	703,614	694,098
Conix Mortgage Asset Trust(a),(d),(e),(f)
Series 2013-1 Class A
12/25/2047	0.000%	1,078,519	17,041
COOF Securitization Trust Ltd.(a),(c),(f),(g)
CMO Series 2014-1 Class A
06/25/2040	2.910%	587,378	43,161
CPS Auto Receivables Trust(a)
Series 2015-C Class D
08/16/2021	4.630%	511,117	505,465
Subordinated, Series 2015-B Class C
05/17/2021	4.200%	364,860	365,793
Credit Acceptance Auto Loan Trust(a)
Series 2018-1A Class A
02/16/2027	3.010%	674,399	676,288
The accompanying Notes to Financial Statements are an integral part of this statement.
102	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2020-1A Class B
04/16/2029	2.390%	3,260,000	3,212,294
Subordinated, Series 2017-2A Class C
06/15/2026	3.350%	344,000	343,284
Diamond Resorts Owner Trust(a)
Series 2017-1A Class A
10/22/2029	3.270%	504,578	505,989
Series 2018-1 Class A
01/21/2031	3.700%	935,716	948,746
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	2,134,298	2,154,610
Subordinated Series 2018-3 Class C
09/16/2024	3.720%	1,459,716	1,471,472
Subordinated Series 2019-1 Class D
06/15/2026	4.090%	970,000	980,123
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	1,885,000	1,901,241
Subordinated, Series 2017-1 Class D
03/15/2023	3.840%	1,115,277	1,127,737
Drive Auto Receivables Trust(a)
Subordinated, Series 2016-CA Class D
03/15/2024	4.180%	1,969,040	1,996,463
Subordinated, Series 2017-3 Class D
12/15/2023	3.530%	2,869,421	2,909,988
Subordinated, Series 2017-AA Class D
05/15/2024	4.160%	1,279,902	1,296,557
DT Asset Trust(a),(d),(f)
Series 2017-B Class A
12/16/2022	5.840%	1,500,000	1,495,995
DT Auto Owner Trust(a)
Series 2017-3A Class D
05/15/2023	3.580%	517,259	521,610
Series 2020-2A Class B
03/16/2026	2.080%	3,500,000	3,500,769
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	2,895,000	2,924,871
Subordinated, Series 2016-4A
10/17/2022	3.770%	295,907	294,958
Subordinated, Series 2017-1A Class D
11/15/2022	3.550%	545,612	548,099
ENGS Commercial Finance Trust(a)
Series 2016-1A Class A2
02/22/2022	2.630%	3,653	3,655
Exeter Automobile Receivables Trust(a)
Series 2017-1A Class C
12/15/2022	3.950%	532,877	530,337
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-4A Class B
11/15/2022	3.640%	416,914	415,157
Series 2020-2A Class B
07/15/2024	2.080%	3,500,000	3,500,620
First Investors Auto Owner Trust(a)
Series 2015-2A Class D
12/15/2021	4.220%	152,052	152,052
Flagship Credit Auto Trust(a)
Series 2016-1 Class C
06/15/2022	6.220%	2,353,794	2,366,002
Series 2019-2 Class A
10/16/2023	2.830%	2,613,230	2,651,648
Series 2019-4 Class D
01/15/2026	3.120%	3,600,000	3,559,800
Subordinated, Series 2015-3 Class C
03/15/2022	4.650%	339,476	339,897
Subordinated, Series 2016-4 Class C
11/15/2022	2.710%	773,588	777,120
Ford Credit Auto Owner Trust(a)
Series 2017-2 Class A
03/15/2029	2.360%	3,567,000	3,654,694
Series 2018-1 Class A
07/15/2031	3.190%	6,064,000	6,479,632
Series 2018-2 Class A
01/15/2030	3.470%	3,970,000	4,194,640
Series 2019-1 Class A
07/15/2030	3.520%	2,093,000	2,229,355
Series 2020-1 Class A
08/15/2031	2.040%	6,989,000	6,942,631
Ford Credit Auto Owner Trust
Series 2020-A Class A3
08/15/2024	1.040%	2,778,000	2,805,360
Series 2020-A Class A4
07/15/2025	1.350%	913,000	919,117
Series 2020-B Class A4
11/15/2025	0.790%	2,421,000	2,423,929
FORT CRE LLC(a),(b)
Series 2018-1A Class D
1-month USD LIBOR + 3.430% Floor 3.430% 11/21/2035	3.620%	6,025,000	4,967,303
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	1,118,273	1,128,560
Foundation Finance Trust(a),(d),(f)
Series 2020-1A Class A
07/16/2040	3.540%	4,286,000	4,285,571

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	103

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Franklin Limited Duration Income Trust(a),(c),(d),(f)
Series 2019-1 Class A
08/15/2020	5.500%	1,926,476	1,348,627
Freed ABS Trust(a)
Subordinated Series 2020-FP1 Class B
03/18/2027	3.060%	4,000,000	3,706,454
FREED ABS Trust(a)
Series 2018-1 Class A
07/18/2024	3.610%	156,614	156,562
Series 2018-2 Class A
10/20/2025	3.990%	497,659	497,853
Series 2019-2 Class A
11/18/2026	2.620%	1,105,147	1,089,756
GLS Auto Receivables Issuer Trust(a)
Series 2019-1A Class A
01/17/2023	3.370%	339,266	342,166
GM Financial Automobile Leasing Trust
Series 2020-2 Class A3
07/20/2023	0.800%	1,569,000	1,569,873
Series 2020-2 Class A4
07/22/2024	1.010%	454,000	454,538
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 Class A3
12/16/2024	1.490%	1,436,000	1,464,017
Series 2020-2 Class A4
08/18/2025	1.740%	718,000	741,080
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	131,834	131,823
Goodgreen(a)
Series 2019-2A Class A
04/15/2055	2.760%	2,055,187	2,036,335
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	302,591	316,203
Series 2017-2A Class A
10/15/2053	3.260%	1,523,988	1,552,609
Series 2017-R1A Class R
10/20/2052	5.000%	2,598,792	2,617,487
Hero Funding(a)
Series 2017-3A Class A2
09/20/2048	3.950%	1,291,565	1,354,453
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	708,663	723,149
Series 2017-1A Class A2
09/20/2047	4.460%	961,922	1,022,289
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	468,292	465,301
Honda Auto Receivables Owner Trust
Series 2020-2 Class A3
07/15/2024	0.820%	3,281,000	3,301,944
Series 2020-2 Class A4
10/15/2026	1.090%	1,120,000	1,130,409
Kabbage Funding LLC(a)
Series 2019-1 Class A
03/15/2024	3.825%	3,511,112	3,459,632
Lending Point Asset Securitization Trust(a)
Series 2020-1 Class B
02/10/2026	3.107%	4,900,000	4,701,640
LendingPoint Asset Securitization Trust(a)
Series 2019-2 Class A
11/10/2025	3.071%	2,069,959	2,084,114
Lendmark Funding Trust(a)
Subordinated Series 2019-1A Class C
12/20/2027	3.900%	3,600,000	3,117,035
LL ABS Trust(a)
Series 2019-1A Class A
03/15/2027	2.870%	1,283,522	1,280,860
LV Tower 52 Issuer(a),(d),(f)
Series 2013-1 Class A
02/15/2023	5.750%	2,651,169	2,673,943
Series 2013-1 Class M
02/15/2023	7.750%	990,199	998,705
Mariner Finance Issuance Trust(a)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	1,893,597
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,256,944
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A3
02/18/2025	0.550%	3,007,000	3,008,255
Series 2020-1 Class A4
10/15/2026	0.770%	792,000	793,198
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	943,400	1,012,401
Series 2010-1 Class M
12/15/2045	5.250%	403,152	416,964
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	2.335%	2,908,784	2,947,110

The accompanying Notes to Financial Statements are an integral part of this statement.
104	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Private Education Loan Trust(a)
Series 2018-BA Class A2A
12/15/2059	3.610%	1,442,039	1,485,063
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	594,337	605,397
Series 2018-CA Class A2
06/16/2042	3.520%	3,724,000	3,842,702
Series 2018-DA Class A2A
12/15/2059	4.000%	3,395,000	3,552,682
Series 2019-A Class A2A
01/15/2043	3.420%	3,873,000	3,958,936
Series 2019-CA Class A2
02/15/2068	3.130%	1,760,000	1,816,458
Series 2019-D Class A2A
12/15/2059	3.010%	3,183,000	3,170,986
Series 2019-FA Class A2
08/15/2068	2.600%	3,711,000	3,795,600
Series 2019-GA Class A
10/15/2068	2.400%	3,180,676	3,236,103
Series 2020-A Class A2A
11/15/2068	2.460%	2,065,000	2,104,060
Series 2020-BA Class A2
01/15/2069	2.120%	1,596,000	1,620,713
Series 2020-CA Class A2A
11/15/2068	2.150%	1,571,000	1,562,897
Series 2020-DA Class A
05/15/2069	1.690%	1,958,000	1,956,790
Navient Private Education Refi Loan Trust(a),(b)
Series 2020-A Class A2B
1-month USD LIBOR + 0.900% Floor 1.350% 11/15/2068	1.085%	1,790,000	1,744,134
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	0.695%	1,270,751	1,205,483
Series 2015-1 Class A2
1-month USD LIBOR + 0.600% Floor 0.600% 04/25/2040	0.785%	1,103,199	1,057,590
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	0.885%	7,653,134	7,251,361
Series 2016-3A Class A2
1-month USD LIBOR + 0.850% 06/25/2065	1.035%	142,148	142,177
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(a)
Series 2018-EA Class A2
12/15/2059	4.000%	1,791,000	1,809,432
Series 2019-BA Class A2A
12/15/2059	3.390%	2,597,000	2,739,444
NCUA Guaranteed Notes(b)
CMO Series 2010-A1 Class A
1-month USD LIBOR + 0.350% Floor 0.350% 12/07/2020	0.530%	63,097	63,019
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% 10/27/2036	1.171%	393,638	385,434
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	1.151%	2,781,242	2,675,422
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 10/25/2033	1.101%	2,478,724	2,346,281
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% Floor 0.100% 03/23/2037	0.406%	6,272,317	5,938,226
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% Floor 0.120% 12/24/2035	0.426%	7,494,140	7,168,570
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% Floor 0.180% 03/22/2032	0.486%	569,136	529,715
Nelnet Student Loan Trust(a),(b)
Series 2012-2A Class A
1-month USD LIBOR + 0.800% 12/26/2033	0.985%	759,315	749,919
OnDeck Asset Securitization Trust LLC(a)
Series 2018-1A Class A
04/18/2022	3.500%	1,149,047	1,144,350
Oportun Funding VIII LLC(a)
Series 2018-A Class A
03/08/2024	3.610%	2,978,000	2,982,271
Oportun Funding X LLC(a)
Series 2018-C Class A
10/08/2024	4.100%	4,604,000	4,620,223
Purchasing Power Funding LLC(a)
Series 2018-A Class A
08/15/2022	3.340%	2,205,419	2,209,085

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	105

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	391,192	403,725
Santander Drive Auto Receivables Trust
Series 2020-1 Class A3
02/15/2024	2.030%	903,000	905,078
Santander Retail Auto Lease Trust(a)
Series 2018-A Class A3
05/20/2021	2.930%	508,171	508,555
Series 2020-A Class A4
03/20/2024	1.760%	4,410,000	4,380,374
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	4,503,000	4,630,556
SART(f)
Series 2017-1 Class X
11/17/2025	4.750%	2,332,374	2,309,050
SART(a),(f)
Series 2018-1 Class A
06/15/2025	4.750%	2,919,241	2,919,241
SLM Student Loan Trust(a),(b)
Series 2003-1 Class A5C
3-month USD LIBOR + 0.750% Floor 0.750% 12/15/2032	1.491%	601,240	555,175
SLM Student Loan Trust(b)
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% 07/25/2022	1.051%	2,048,699	1,906,949
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	1.135%	2,974,491	2,819,342
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	0.885%	6,308,434	5,860,233
SMB Private Education Loan Trust(a)
Series 2015-B Class A2A
07/15/2027	2.980%	1,961,805	1,994,677
Series 2016-A Class A2A
05/15/2031	2.700%	1,840,377	1,881,869
Series 2018-C Class A2A
11/15/2035	3.630%	3,059,752	3,132,082
Series 2019-A Class A2A
07/15/2036	3.440%	5,028,000	5,102,688
Series 2020-PTA Class A2A
09/15/2054	1.600%	9,884,000	9,746,893
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMB Private Education Loan Trust(a),(b)
Series 2015-C Class A2B
1-month USD LIBOR + 1.400% Floor 1.400% 07/15/2027	1.585%	107,418	107,756
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	1.635%	2,327,137	2,333,225
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% Floor 1.100% 09/15/2034	1.285%	400,815	397,719
Series 2017-A Class A2B
1-month USD LIBOR + 0.900% 09/15/2034	1.085%	3,338,944	3,298,839
Series 2017-B Class A2B
1-month USD LIBOR + 0.750% Floor 0.750% 10/15/2035	0.935%	1,709,063	1,650,514
SoFi Consumer Loan Program LLC(a)
Series 2016-2A Class A
10/27/2025	3.090%	38,634	38,527
SoFi Professional Loan Program LLC(a),(b)
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	0.785%	629,470	607,059
Series 2017-E Class A1
1-month USD LIBOR + 0.500% 11/26/2040	0.685%	115,017	109,695
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	511,662	518,821
Series 2017-E Class A2B
11/26/2040	2.720%	2,807,000	2,852,826
Series 2018-A Class A2B
02/25/2042	2.950%	945,000	967,430
SoFi Professional Loan Program Trust(a)
Series 2018-B Class A2FX
08/25/2047	3.340%	2,400,000	2,425,828
Series 2020-A Class A2FX
05/15/2046	2.540%	4,159,000	4,294,339
Series 2020-C Class AFX
02/15/2046	1.950%	3,947,000	3,999,250
Synchrony Card Funding LLC
Series 2019-A1 Class A
03/17/2025	2.950%	4,541,000	4,702,537
Series 2019-A2 Class A
06/16/2025	2.340%	4,550,000	4,677,019

The accompanying Notes to Financial Statements are an integral part of this statement.
106	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Synchrony Card Issuance Trust
Series 2018-A1 Class A1
09/15/2024	3.380%	2,000,000	2,059,282
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	11,448,000	11,577,991
Toyota Auto Receivables Owner Trust
Series 2020-B Class A3
08/15/2024	1.360%	2,201,000	2,239,537
Tricolor Auto Securitization Trust(a)
Series 2018-1A Class A
12/15/2020	5.050%	299,280	297,897
Series 2018-2A Class A
10/15/2021	3.960%	254,266	253,182
Subordinated Series 2018-2A Class B
02/15/2022	4.760%	1,904,441	1,905,805
Tricon American Homes Trust(a)
Series 2016-SFR1 Class A
11/17/2033	2.589%	1,636,625	1,644,594
Upstart Securitization Trust(a)
Series 2020-1 Class A
04/22/2030	2.322%	5,134,409	5,136,023
US Auto Funding LLC(a)
Series 2018-1A Class A
07/15/2023	5.500%	829,208	845,870
Verizon Owner Trust
Series 2019-C Class A1A
04/22/2024	1.940%	4,976,000	5,102,250
Series 2020-A Class A1A
07/22/2024	1.850%	4,627,000	4,746,553
VM Debt LLC(a),(f)
Series 2019-1 Class A1A
06/17/2024	7.500%	2,639,531	2,483,218
Volkswagen Auto Loan Enhanced Trust
Series 2020-1 Class A3
11/20/2024	0.980%	2,379,000	2,378,789
Series 2020-1 Class A4
08/20/2026	1.260%	892,000	891,699
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	715,344	723,656
Westgate Resorts LLC(a)
Series 2017-1A Class B
12/20/2030	3.050%	325,741	324,613
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Financial Network Credit Card Master Trust
Series 2019-A Class A
12/15/2025	3.140%	2,015,000	2,075,906
Total Asset-Backed Securities — Non-Agency (Cost $389,179,975)			386,048,523

Commercial Mortgage-Backed Securities - Agency 6.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,601,051
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	841,690
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	2,109,162
Series K077 Class A2
05/25/2028	3.850%	2,115,000	2,521,841
Series KJ07 Class A2
12/25/2022	2.312%	3,501,193	3,646,960
Series KPLB Class A
05/25/2025	2.770%	7,500,000	8,152,237
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,876,040
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,511,362
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,692,262
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,429,926
Federal National Mortgage Association
07/01/2020	4.066%	2,168,501	2,168,555
01/01/2021	4.325%	571,175	574,388
09/01/2021	2.120%	2,800,000	2,845,106
06/01/2022	2.790%	2,342,163	2,413,730
07/01/2022	2.670%	5,000,000	5,158,085
08/01/2022	2.650%	7,000,000	7,229,812
11/01/2022	2.450%	5,932,275	6,134,415
02/01/2023	2.460%	2,486,143	2,584,700
04/01/2023	2.500%	6,000,000	6,249,219
04/01/2023	2.640%	2,650,268	2,780,662
05/01/2023	2.520%	3,000,000	3,129,933
06/01/2023	2.420%	2,591,310	2,716,976
06/01/2023	2.510%	1,717,669	1,800,219
07/01/2023	3.670%	6,000,000	6,474,661
08/01/2023	3.590%	2,500,000	2,688,127
11/01/2023	3.690%	1,174,173	1,268,747
07/01/2025	3.070%	9,508,132	10,308,613
09/01/2025	3.100%	2,434,936	2,620,031
12/01/2025	3.765%	6,835,806	7,695,492
07/01/2026	4.450%	2,592,910	2,980,751
10/01/2026	3.235%	1,347,773	1,503,873

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	107

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2026	3.240%	1,500,000	1,689,712
01/01/2027	3.710%	2,981,667	3,378,993
02/01/2027	3.340%	1,000,000	1,120,925
03/01/2027	2.910%	3,445,711	3,820,245
05/01/2027	2.430%	2,399,357	2,602,673
06/01/2027	2.370%	4,550,000	4,902,616
06/01/2027	3.000%	2,000,000	2,239,330
07/01/2027	3.210%	918,887	1,033,042
08/01/2027	2.900%	3,500,000	3,899,659
06/01/2028	3.570%	2,787,000	3,203,959
10/01/2028	3.890%	1,342,000	1,578,375
11/01/2028	4.250%	567,291	669,971
12/01/2028	3.930%	8,530,000	10,065,506
01/01/2029	4.070%	5,120,000	5,381,439
02/01/2029	3.740%	1,515,000	1,772,040
10/01/2029	3.200%	8,488,707	9,692,718
02/01/2030	2.570%	2,560,000	2,822,999
02/01/2030	2.920%	2,829,172	3,169,689
02/01/2030	3.550%	1,000,000	1,165,723
06/01/2030	3.130%	4,812,000	5,393,488
06/01/2030	3.670%	6,600,000	7,715,449
06/01/2030	3.800%	5,000,000	5,903,267
07/01/2030	3.210%	4,205,000	4,790,431
07/01/2030	3.300%	4,022,000	4,633,098
07/01/2030	3.340%	2,500,000	2,876,733
07/01/2030	3.850%	4,500,000	5,322,854
09/01/2030	3.390%	5,506,297	6,293,278
09/01/2030	3.410%	7,500,000	8,654,830
01/01/2032	2.730%	2,647,248	2,884,096
01/01/2032	2.730%	1,825,000	2,046,359
01/01/2032	2.780%	2,258,496	2,537,450
01/01/2032	2.970%	1,639,155	1,863,396
02/01/2032	2.990%	3,000,000	3,424,689
05/01/2033	3.530%	2,594,000	3,099,694
04/01/2035	3.330%	2,493,289	2,950,795
06/01/2036	3.150%	2,772,818	3,221,613
06/01/2037	5.889%	400,719	421,785
Series 2011-M1 Class A3
06/25/2021	3.763%	588,306	597,790
Series 2015-M10 Class A2
04/25/2027	3.092%	11,666,000	12,980,871
Series 2017-M5 Class A2
04/25/2029	3.176%	1,929,000	2,188,799
Series 2017-T1 Class A
06/25/2027	2.898%	2,772,265	2,995,681
Federal National Mortgage Association(c)
CMO Series 2013-M13 Class A2
04/25/2023	2.632%	1,878,362	1,965,768
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	1,445,808	1,566,933
CMO Series 2015-M11 Class A2
04/25/2025	2.915%	2,000,000	2,146,256
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-M12 Class A2
06/25/2027	3.181%	2,402,000	2,674,016
Series 2017-M7 Class A2
02/25/2027	2.961%	546,000	605,080
Series 2018-M10 Class A2
07/25/2028	3.497%	2,683,000	3,095,488
Series 2018-M3 Class A2
02/25/2030	3.193%	1,057,000	1,196,286
Series 2018-M4 Class A2
03/25/2028	3.147%	1,473,000	1,661,976
FREMF Mortgage Trust(a),(c)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.807%	3,410,000	3,629,931
Subordinated, Series 2016-K59 Class B
11/25/2049	3.696%	2,383,000	2,539,795
Subordinated, Series 2016-K722 Class B
07/25/2049	3.975%	1,400,000	1,459,654
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	0.653%	2,009,067	2,001,816
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 06/20/2065	0.743%	3,002,161	2,991,610
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	0.743%	2,876,223	2,866,089
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	0.743%	1,583,829	1,578,071
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 06/20/2065	0.753%	980,808	978,516
Government National Mortgage Association(c)
CMO Series 2014-168 Class VB
06/16/2047	3.386%	3,140,769	3,367,582
Total Commercial Mortgage-Backed Securities - Agency (Cost $275,059,171)			303,039,553

Commercial Mortgage-Backed Securities - Non-Agency 2.9%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,352,005	2,526,632

The accompanying Notes to Financial Statements are an integral part of this statement.
108	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	553,829
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,038,995	1,114,675
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,112,406
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,132,219	1,212,175
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,256,365
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	216,142
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,232,173
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	2,036,431
Americold 2010 LLC Trust(a),(d),(f)
Series 2017-TL Class A
12/26/2037	3.000%	2,840,000	2,811,600
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	4,040,223
B2R Mortgage Trust(a)
Series 2015-2 Class A
11/15/2048	3.336%	305,745	305,612
BBCMS Mortgage Trust
Series 2018-C2 Class ASB
12/15/2051	4.236%	3,294,000	3,758,859
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,649,134
Series 2012-TFT Class A
06/05/2030	2.892%	386,000	352,475
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2007-T26 Class X1
01/12/2045	0.009%	12,556,212	4,815
Benchmark Mortgage Trust
Series 2018-B1 Class ASB
01/15/2051	3.602%	449,000	492,587
Camden Property Trust(a),(d),(f)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,802,166	4,791,661
CD Mortgage Trust(c)
Series 2017-CD4 Class A4
05/10/2050	3.514%	961,000	1,068,954
CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	1,499,000	1,628,218
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class A1
06/15/2050	1.965%	137,123	137,634
Series 2017-C8 Class ASB
06/15/2050	3.367%	1,040,000	1,108,916
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A5
01/15/2053	2.717%	6,215,000	6,703,792
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	2,024,000	1
CMO Series 2007-CD4 Class XC
12/11/2049	1.514%	49,335	1,795
COBALT CMBS Commercial Mortgage Trust(c),(g)
CMO Series 2006-C1 Class
08/15/2048	1.089%	377,855	3,212
Colony American Finance Ltd.(a)
Series 2016-2 Class A
11/15/2048	2.554%	793,135	795,574
COMM Mortgage Trust
Series 2015-LC21 Class A4
07/10/2048	3.708%	726,000	797,889
Series 2015-LC23 Class A4
10/10/2048	3.774%	1,453,000	1,608,225
COMM Mortgage Trust(a)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	3,528,258
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	3,888,988
Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,222,602
Commercial Mortgage Trust(c),(g)
CMO Series 2012-CR2 Class XA
08/15/2045	1.790%	2,019,318	53,100
Commercial Mortgage Trust
Series 2012-LC4 Class A4
12/10/2044	3.288%	4,694,657	4,768,737
Series 2014-CR19 Class ASB
08/10/2047	3.499%	932,022	972,604
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,511,977
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,401,074
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,144,040

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	109

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust(a),(c)
Series 2013-SFS Class A2
04/12/2035	3.086%	624,000	608,790
Corevest American Finance Trust(a)
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	2,004,332
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	2,181,558	2,214,725
Credit Suisse Commercial Mortgage Trust(d),(f)
Series 2019-SFR Class A1
07/25/2023	3.500%	2,569,671	2,559,932
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class A4
06/15/2057	3.504%	931,000	1,006,852
Series 2015-C4 Class A4
11/15/2048	3.808%	1,279,000	1,409,711
DBJPM Mortgage Trust
Series 2017-C6 Class ASB
06/10/2050	3.121%	347,000	370,303
FREMF Mortgage Trust(a),(c)
Series 2020-K737 Class B
01/25/2053	3.415%	4,000,000	4,144,028
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	2,023,104
GS Mortgage Securities Corp. Trust(a),(c),(g)
CMO Series 2006-GG8 Class X
11/10/2039	1.270%	1,744,861	5,721
GS Mortgage Securities Trust
Series 2015-GC28 Class A5
02/10/2048	3.396%	1,407,000	1,512,807
Series 2015-GC32 Class AAB
07/10/2048	3.513%	7,000,000	7,320,168
Series 2015-GC34 Class A4
10/10/2048	3.506%	1,030,000	1,125,108
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	2,332,396	2,499,246
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,164,592
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23 Class A4
09/15/2047	3.670%	708,000	762,726
Series 2014-C26 Class A4
01/15/2048	3.494%	1,413,000	1,527,864
Series 2015-C28 Class A3
10/15/2048	2.912%	2,998,190	3,155,610
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-C29 Class A4
05/15/2048	3.611%	1,090,000	1,187,670
Series 2015-C33 Class A4
12/15/2048	3.770%	500,000	553,698
Series 2020-COR7 Class A5
05/13/2053	2.180%	1,178,000	1,215,735
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP6 Class ASB
07/15/2050	3.283%	2,855,000	3,056,720
JPMDB Commercial Mortgage Securities Trust
Series 2018-C8 Class ASB
06/15/2051	4.145%	722,000	811,329
JPMorgan Chase Commercial Mortgage Securities Trust(c),(g)
CMO Series 2006-CB15 Class X1
06/12/2043	0.395%	3,546,265	12,362
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2010-C2 Class XA
11/15/2043	1.752%	2,123,458	88
KGS-Alpha SBA COOF Trust(a),(c),(d),(f),(g)
CMO Series 2012-2 Class A
08/25/2038	0.657%	1,771,178	24,354
CMO Series 2013-2 Class A
03/25/2039	1.728%	2,709,376	99,485
CMO Series 2014-2 Class A
04/25/2040	2.763%	634,850	40,273
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,675,312
LB-UBS Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-C1 Class XCL
02/15/2041	0.390%	1,914,689	221
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-4 Class XC
12/12/2049	0.747%	300,883	4
Morgan Stanley Bank of America Merrill Lynch Trust(c)
Series 2013-C10 Class A4
07/15/2046	4.218%	167,000	179,143
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class ASB
10/15/2048	3.383%	631,000	663,234
Morgan Stanley Capital I Trust(a),(c),(g)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.627%	520,431	8
CMO Series 2006-T21 Class X
10/12/2052	0.076%	3,565,661	1,971
CMO Series 2007-HQ11 Class X
02/12/2044	0.365%	403,369	280

The accompanying Notes to Financial Statements are an integral part of this statement.
110	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	1,058,754
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	4,052,562
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	2,289,793
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	780,762
Starwood Waypoint Homes Trust(d),(f)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,300,000
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	889,944
Vericrest Opportunity Loan Trust(a),(h),(i)
CMO Series 2020-NPL6 Class A1A
12/31/2049	3.967%	3,715,000	3,715,000
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,198,570
Series 2013-PENN Class A
12/13/2029	3.808%	3,000,000	3,028,935
Wachovia Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2004-C12 Class
07/15/2041	0.802%	1,477,290	24
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	514,833	5
WF-RBS Commercial Mortgage Trust(a)
Series 2011-C3 Class A4
03/15/2044	4.375%	1,145,138	1,157,710
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	926,442	944,874
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $133,739,341)			136,167,823

Corporate Bonds & Notes 30.6%

Aerospace & Defense 0.5%
Airbus Finance BV(a)
04/17/2023	2.700%	589,000	611,151
Airbus Group SE(a)
04/10/2027	3.150%	409,000	424,645
04/10/2047	3.950%	150,000	160,979
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boeing Co. (The)
05/01/2023	4.508%	2,818,000	2,978,015
02/01/2027	2.700%	1,153,000	1,123,758
02/01/2030	2.950%	1,224,000	1,198,140
05/01/2050	5.805%	860,000	1,017,984
General Dynamics Corp.
04/01/2040	4.250%	305,000	379,710
Harris Corp.
04/27/2035	4.854%	310,000	394,117
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	518,795
Northrop Grumman Corp.
10/15/2022	2.550%	2,377,000	2,479,315
08/01/2023	3.250%	2,191,000	2,357,064
01/15/2025	2.930%	103,000	111,300
01/15/2028	3.250%	1,536,000	1,713,366
05/01/2040	5.150%	1,171,000	1,565,914
10/15/2047	4.030%	780,000	938,149
Raytheon Technologies Corp.(a)
03/15/2024	3.200%	175,000	187,891
04/15/2047	4.350%	528,000	642,535
United Technologies Corp.
08/16/2023	3.650%	154,000	166,890
08/16/2025	3.950%	1,083,000	1,234,050
11/16/2028	4.125%	1,110,000	1,306,457
11/16/2038	4.450%	1,008,000	1,231,013
06/01/2042	4.500%	450,000	559,482
11/01/2046	3.750%	450,000	511,064
11/16/2048	4.625%	584,000	755,876
Total			24,567,660
Agencies 0.1%
Crowley Conro LLC
08/15/2043	4.181%	726,620	913,653
Israel Government AID Bond(j)
11/01/2024	0.000%	5,000,000	4,744,815
Total			5,658,468
Airlines 0.3%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,653,898	1,499,151
Series 2017-1 Class A
01/15/2030	3.550%	502,221	410,416
Series 2017-1 Class AA
01/15/2030	3.300%	354,509	313,342
American Airlines Pass-Through Trust
Series 2015-1 Class A
05/01/2027	3.375%	489,046	408,685
Series 2016-2 Class A
06/15/2028	3.650%	183,040	148,503

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	111

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-3 Class AA
10/15/2028	3.000%	2,754,705	2,510,115
Series 2017-1 Class AA
02/15/2029	3.650%	584,815	553,973
Series 2017-2 Class B
10/15/2025	3.700%	180,300	124,334
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	598,310	488,169
Series 2018-1 Class AA
09/20/2031	3.800%	432,836	411,050
Series 2019-1 Class AA
12/15/2032	3.300%	654,055	588,657
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	516,068	479,982
10/29/2024	4.000%	122,086	110,358
Southwest Airlines Co.
05/04/2023	4.750%	1,608,000	1,651,800
06/15/2027	5.125%	2,411,000	2,491,490
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	274,155	253,236
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	220,501	201,825
03/01/2026	4.600%	222,144	162,902
Series 2016-1 Class AA
07/07/2028	3.100%	694,467	660,798
Series 2016-1 Class B
01/07/2026	3.650%	108,560	80,281
Series 2018-1 Class AA
03/01/2030	3.500%	765,082	713,439
Series 2019-1 Class A
08/25/2031	4.550%	889,460	730,604
Series 2019-1 Class AA
08/25/2031	4.150%	995,491	966,343
Total			15,959,453
Apartment REIT 0.2%
ERP Operating LP
12/01/2028	4.150%	480,000	568,012
Essex Portfolio LP
03/15/2032	2.650%	865,000	915,282
Mid-America Apartments LP
10/15/2023	4.300%	771,000	844,547
06/15/2024	3.750%	1,762,000	1,905,864
11/15/2025	4.000%	921,000	1,032,430
06/01/2027	3.600%	109,000	121,113
03/15/2029	3.950%	757,000	870,394
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UDR, Inc.
09/01/2026	2.950%	363,000	387,458
01/15/2030	3.200%	550,000	592,721
08/15/2031	3.000%	115,000	122,648
Total			7,360,469
Automotive 0.4%
BMW U.S. Capital LLC(a)
09/15/2023	2.250%	720,000	744,428
BorgWarner, Inc.
07/01/2027	2.650%	1,666,000	1,708,468
Daimler Finance North America LLC(a)
03/10/2025	2.125%	2,078,000	2,097,406
General Motors Co.
04/01/2048	5.400%	1,119,000	1,121,787
General Motors Financial Co., Inc.
03/20/2023	5.200%	2,491,000	2,661,929
04/13/2024	3.950%	186,000	192,074
02/26/2025	2.900%	1,906,000	1,898,746
04/09/2025	4.350%	439,000	462,692
06/20/2025	2.750%	4,224,000	4,171,908
Harley-Davidson Financial Services, Inc.(a)
06/08/2025	3.350%	1,542,000	1,575,096
Magna International, Inc.
06/15/2030	2.450%	610,000	623,657
Toyota Motor Credit Corp.
08/25/2023	1.350%	2,305,000	2,347,495
02/13/2030	2.150%	235,000	247,021
Total			19,852,707
Banking 7.6%
ABN AMRO Bank NV(a)
Subordinated
07/28/2025	4.750%	431,000	475,548
AIB Group PLC(a)
10/12/2023	4.750%	875,000	942,641
American Express Co.
Subordinated
12/05/2024	3.625%	170,000	188,002
American Express Credit Corp.
05/05/2021	2.250%	331,000	335,389
ANZ New Zealand International Ltd.(a)
08/06/2020	2.850%	478,000	479,128
02/13/2030	2.550%	1,400,000	1,499,069
ASB Bank Ltd.(a)
05/23/2024	3.125%	860,000	917,176
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	250,886

The accompanying Notes to Financial Statements are an integral part of this statement.
112	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(a)
04/17/2025	5.375%	1,051,000	1,150,364
Banco Santander SA
05/28/2025	2.746%	2,400,000	2,483,794
05/28/2030	3.490%	600,000	642,855
Bank of America Corp.(h)
01/20/2023	3.124%	2,184,000	2,261,172
04/24/2023	2.881%	575,000	595,469
12/20/2023	3.004%	4,039,000	4,240,701
07/23/2024	3.864%	250,000	271,348
10/01/2025	3.093%	5,013,000	5,403,980
10/22/2025	2.456%	4,573,000	4,806,656
04/24/2028	3.705%	1,800,000	2,035,769
12/20/2028	3.419%	6,136,000	6,832,586
07/23/2029	4.271%	3,784,000	4,448,693
02/07/2030	3.974%	1,718,000	1,993,023
02/13/2031	2.496%	4,955,000	5,199,568
04/29/2031	2.592%	780,000	826,663
Bank of America Corp.
01/22/2024	4.125%	245,000	271,901
Subordinated
11/25/2027	4.183%	2,127,000	2,431,736
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	993,251
Bank of Montreal
02/05/2024	3.300%	700,000	758,894
05/01/2025	1.850%	1,300,000	1,345,151
Bank of Montreal(h)
Subordinated
12/15/2032	3.803%	583,000	623,644
Bank of New York Mellon Corp. (The)(h)
05/16/2023	2.661%	200,000	207,375
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	1,100,000	1,149,843
11/18/2025	3.950%	575,000	663,514
Bank of Nova Scotia (The)
05/01/2023	1.625%	3,740,000	3,827,074
Subordinated
12/16/2025	4.500%	260,000	293,768
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	500,000	540,867
Barclays PLC
03/16/2025	3.650%	1,100,000	1,192,534
06/24/2031	2.645%	2,860,000	2,847,265
Barclays PLC(h)
06/20/2030	5.088%	2,667,000	3,029,557
BNP Paribas SA(a)
03/01/2023	3.500%	1,000,000	1,058,751
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BNP Paribas SA(a),(h)
11/19/2025	2.819%	4,466,000	4,671,213
06/09/2026	2.219%	2,921,000	2,985,510
01/13/2031	3.052%	1,871,000	1,968,799
BNZ International Funding Ltd.(a)
09/14/2021	2.100%	450,000	457,164
02/21/2022	2.900%	800,000	827,277
11/03/2022	2.650%	600,000	624,393
BPCE SA
12/02/2026	3.375%	700,000	778,406
BPCE SA(a)
Subordinated
07/11/2024	4.625%	500,000	544,521
Canadian Imperial Bank of Commerce
01/28/2025	2.250%	2,000,000	2,095,817
Capital One Financial Corp.
05/11/2023	2.600%	5,364,000	5,600,049
01/29/2024	3.900%	1,075,000	1,169,904
05/11/2027	3.650%	1,524,000	1,676,440
Subordinated
10/29/2025	4.200%	700,000	778,050
Citibank NA
01/23/2024	3.650%	2,000,000	2,193,149
Citigroup, Inc.
04/25/2022	2.750%	900,000	932,344
12/01/2025	7.000%	765,000	970,324
10/21/2026	3.200%	3,110,000	3,412,079
01/15/2028	6.625%	215,000	279,953
Citigroup, Inc.(h)
01/24/2023	3.142%	500,000	517,189
04/24/2025	3.352%	645,000	696,297
04/08/2026	3.106%	10,630,000	11,427,250
07/24/2028	3.668%	600,000	669,868
03/20/2030	3.980%	1,300,000	1,485,889
11/05/2030	2.976%	2,144,000	2,278,026
01/29/2031	2.666%	2,000,000	2,071,126
03/31/2031	4.412%	4,812,000	5,709,692
06/03/2031	2.572%	3,081,000	3,184,133
01/24/2039	3.878%	100,000	115,777
Citizens Bank NA
03/29/2023	3.700%	250,000	265,150
Citizens Financial Group, Inc.
02/06/2030	2.500%	550,000	556,644
Subordinated
12/03/2025	4.300%	386,000	428,907
Comerica, Inc.
02/01/2029	4.000%	700,000	786,638

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	113

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Bank of Australia(a)
09/06/2021	2.000%	500,000	509,336
03/16/2023	3.450%	540,000	580,353
05/18/2026	2.850%	540,000	592,736
Subordinated
12/09/2025	4.500%	703,000	791,014
Compass Bank
06/11/2021	3.500%	450,000	459,738
Cooperatieve Rabobank UA(a)
09/30/2110	5.800%	500,000	807,458
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	589,000	662,397
07/21/2026	3.750%	712,000	784,777
Credit Agricole SA(a)
04/24/2023	3.750%	250,000	267,585
Subordinated
03/17/2025	4.375%	340,000	376,584
Credit Agricole SA(a),(h)
06/16/2026	1.907%	880,000	891,511
Credit Suisse AG
04/09/2025	2.950%	925,000	1,002,852
Credit Suisse Group AG(a)
01/09/2023	3.574%	6,229,000	6,450,269
Credit Suisse Group AG(a),(h)
12/14/2023	2.997%	1,414,000	1,471,232
09/11/2025	2.593%	770,000	795,511
06/05/2026	2.193%	3,511,000	3,556,332
01/12/2029	3.869%	250,000	275,511
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	1,924,000	2,068,970
03/26/2025	3.750%	500,000	548,951
Danske Bank A/S(a)
01/12/2022	5.000%	1,823,000	1,914,627
03/02/2022	2.700%	542,000	557,797
06/22/2024	1.226%	3,879,000	3,894,287
Danske Bank A/S(a),(h)
12/20/2025	3.244%	3,442,000	3,569,069
Danske Bank AS(a),(h)
09/20/2022	3.001%	3,672,000	3,730,579
Discover Bank
07/27/2026	3.450%	633,000	684,300
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	2,000,000	2,056,885
Fifth Third Bancorp
01/25/2024	3.650%	525,000	572,239
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(h)
06/05/2023	2.908%	900,000	932,848
07/24/2023	2.905%	652,000	677,323
09/29/2025	3.272%	1,245,000	1,339,999
06/05/2028	3.691%	1,744,000	1,951,646
Goldman Sachs Group, Inc. (The)
03/03/2024	4.000%	316,000	349,166
01/23/2025	3.500%	578,000	631,224
04/01/2025	3.500%	9,425,000	10,336,264
05/22/2025	3.750%	4,028,000	4,459,228
11/16/2026	3.500%	3,951,000	4,339,491
01/26/2027	3.850%	3,369,000	3,786,256
02/07/2030	2.600%	1,600,000	1,677,665
Subordinated
10/21/2025	4.250%	531,000	597,504
10/01/2037	6.750%	1,276,000	1,838,009
HSBC Holdings PLC
03/30/2022	4.000%	306,000	323,158
03/08/2026	4.300%	855,000	965,140
Subordinated
03/14/2024	4.250%	2,500,000	2,695,448
HSBC Holdings PLC(h)
11/22/2023	3.033%	288,000	300,615
05/18/2024	3.950%	657,000	705,927
03/13/2028	4.041%	744,000	821,155
Huntington Bancshares, Inc.
02/04/2030	2.550%	1,900,000	1,965,401
ING Groep NV
04/09/2024	3.550%	875,000	953,405
ING Groep NV(a),(h),(i)
07/01/2026	1.400%	930,000	932,667
JPMorgan Chase & Co.(h)
04/01/2023	3.207%	2,451,000	2,550,573
06/01/2024	1.514%	7,678,000	7,805,868
06/01/2028	2.182%	2,303,000	2,387,973
03/24/2031	4.493%	914,000	1,117,885
Subordinated
05/13/2031	2.956%	3,190,000	3,383,778
JPMorgan Chase & Co.
10/01/2026	2.950%	217,000	237,842
KeyBank NA
05/22/2022	3.180%	1,373,000	1,429,294
Lloyds Banking Group PLC(h)
06/15/2023	1.326%	1,559,000	1,567,914
07/09/2025	3.870%	4,140,000	4,495,664
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	452,652
Subordinated
12/10/2025	4.582%	500,000	554,753

The accompanying Notes to Financial Statements are an integral part of this statement.
114	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	960,000	1,075,313
01/15/2026	3.900%	370,000	416,422
Macquarie Group Ltd.(a)
01/14/2021	6.250%	926,000	952,382
Macquarie Group Ltd.(a),(h)
11/28/2028	3.763%	340,000	365,099
01/15/2030	5.033%	1,145,000	1,346,102
Mitsubishi UFJ Financial Group, Inc.
03/01/2021	2.950%	222,000	224,957
02/22/2022	2.998%	177,000	183,320
07/26/2023	3.761%	670,000	726,993
09/13/2023	2.527%	384,000	402,344
03/07/2024	3.407%	755,000	815,362
02/25/2025	2.193%	2,080,000	2,149,606
07/18/2039	3.751%	710,000	806,441
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	450,716
Mizuho Financial Group, Inc.(h)
05/25/2026	2.226%	1,150,000	1,180,290
09/13/2030	2.869%	642,000	679,039
Morgan Stanley
07/24/2020	5.500%	324,000	325,011
01/25/2021	5.750%	372,000	383,048
07/28/2021	5.500%	4,335,000	4,563,462
05/19/2022	2.750%	2,801,000	2,907,953
10/23/2024	3.700%	800,000	886,425
07/23/2025	4.000%	2,053,000	2,326,544
01/20/2027	3.625%	1,547,000	1,742,531
01/27/2045	4.300%	500,000	628,345
Morgan Stanley(h)
04/24/2024	3.737%	130,000	140,068
04/28/2026	2.188%	4,005,000	4,173,868
07/22/2028	3.591%	889,000	998,356
01/24/2029	3.772%	333,000	379,102
04/22/2039	4.457%	630,000	792,924
National Australia Bank Ltd.(a),(h)
Subordinated
08/02/2034	3.933%	935,000	1,017,622
Nationwide Building Society(a),(h)
08/01/2024	4.363%	1,373,000	1,485,420
NatWest Markets PLC(a)
09/29/2022	3.625%	1,225,000	1,283,354
Nordea Bank Abp(a)
09/17/2020	2.500%	3,500,000	3,514,119
Subordinated
09/21/2022	4.250%	910,000	967,793
Northern Trust Corp.
05/01/2030	1.950%	2,100,000	2,167,042
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northern Trust Corp.(h)
Junior Subordinated
05/08/2032	3.375%	231,000	246,817
PNC Bank NA
Subordinated
01/30/2023	2.950%	570,000	599,395
Rabobank Nederland NY
01/10/2022	2.750%	620,000	640,964
Regions Financial Corp.
08/14/2023	3.800%	385,000	418,588
Royal Bank of Canada
10/05/2023	3.700%	1,000,000	1,092,262
Royal Bank of Scotland Group PLC(h)
05/22/2024	2.359%	666,000	683,148
03/22/2025	4.269%	540,000	586,639
05/22/2028	3.073%	2,897,000	3,044,488
05/08/2030	4.445%	1,718,000	1,990,919
Subordinated
11/01/2029	3.754%	1,951,000	2,016,515
Santander Holdings USA, Inc.
06/02/2025	3.450%	2,310,000	2,407,213
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	640,000	694,581
Societe Generale SA(a)
03/28/2024	3.875%	725,000	774,005
10/16/2024	2.625%	817,000	836,162
01/22/2025	2.625%	4,177,000	4,258,069
01/22/2030	3.000%	2,500,000	2,543,141
Subordinated
04/14/2025	4.250%	900,000	953,771
Societe Generale SA(a),(h),(i)
07/08/2035	3.653%	1,004,000	1,004,000
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	608,480
Standard Chartered PLC(a),(h)
01/20/2023	4.247%	600,000	622,600
01/30/2026	2.819%	1,450,000	1,483,616
05/21/2030	4.305%	350,000	386,441
Subordinated
03/15/2033	4.866%	700,000	758,157
State Street Corp.(a),(h)
03/30/2023	2.825%	1,932,000	2,003,659
State Street Corp.(h)
05/15/2023	2.653%	250,000	259,439
12/03/2024	3.776%	300,000	331,518
State Street Corp.
05/15/2023	3.100%	630,000	676,648

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	115

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sumitomo Mitsui Financial Group, Inc.
01/11/2022	2.846%	1,200,000	1,239,475
10/18/2022	2.778%	452,000	472,696
07/14/2026	2.632%	590,000	628,801
10/19/2026	3.010%	297,000	323,362
07/16/2029	3.040%	2,255,000	2,439,071
Sumitomo Mitsui Financial Group, Inc.(i)
07/08/2025	1.474%	4,187,000	4,189,951
07/08/2030	2.130%	1,203,000	1,204,483
SunTrust Bank
Subordinated
05/15/2026	3.300%	500,000	549,339
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	366,024
05/01/2025	4.000%	191,000	217,294
SVB Financial Group
06/05/2030	3.125%	617,000	661,518
Svenska Handelsbanken AB
10/01/2020	2.400%	1,500,000	1,507,729
Truist Financial Corp.
06/05/2030	1.950%	680,000	692,789
U.S. Bancorp
01/24/2022	2.625%	309,000	318,989
Subordinated
04/27/2026	3.100%	735,000	814,537
UBS AG(a)
04/21/2022	1.750%	970,000	988,078
UBS Group AG(a),(h)
08/13/2030	3.126%	400,000	431,006
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	960,000	1,003,527
09/24/2025	4.125%	200,000	226,830
UBS Group Funding Switzerland AG(a),(h)
08/15/2023	2.859%	3,935,000	4,076,352
Wells Fargo & Co.
03/04/2021	2.500%	460,000	466,405
01/24/2023	3.069%	796,000	825,035
01/24/2024	3.750%	600,000	655,633
09/09/2024	3.300%	750,000	821,462
09/29/2025	3.550%	2,000,000	2,230,304
12/07/2046	4.750%	752,000	963,624
Subordinated
06/03/2026	4.100%	777,000	876,080
06/14/2046	4.400%	698,000	840,484
Wells Fargo & Co.(h)
02/11/2026	2.164%	800,000	825,054
04/30/2026	2.188%	745,000	770,353
06/17/2027	3.196%	1,270,000	1,375,166
04/30/2041	3.068%	2,730,000	2,849,422
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westpac Banking Corp.
05/13/2026	2.850%	500,000	548,867
Subordinated
07/24/2039	4.421%	525,000	617,400
Westpac Banking Corp.(h)
11/23/2031	4.322%	600,000	665,790
Subordinated
02/04/2030	2.894%	1,630,000	1,657,604
Total			353,829,360
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
06/15/2030	3.300%	2,401,000	2,451,067
BlackRock, Inc.
01/28/2031	1.900%	1,600,000	1,637,700
Brookfield Finance LLC
04/15/2050	3.450%	620,000	592,569
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	452,609
04/15/2030	4.350%	1,968,000	2,232,463
09/20/2047	4.700%	369,000	428,431
Charles Schwab Corp. (The)
05/22/2029	3.250%	1,148,000	1,291,261
03/22/2030	4.625%	762,000	952,154
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	314,670
Invesco Finance PLC
01/15/2026	3.750%	567,000	622,157
Nomura Holdings, Inc.
01/16/2025	2.648%	2,125,000	2,216,233
01/16/2030	3.103%	3,876,000	4,036,440
Total			17,227,754
Building Materials 0.0%
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	328,322
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	425,100
Masco Corp.
08/15/2032	6.500%	540,000	660,478
Total			1,413,900
Cable and Satellite 0.7%
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	717,000	764,845
04/01/2038	5.375%	286,000	345,117
03/01/2050	4.800%	1,756,000	1,983,003

The accompanying Notes to Financial Statements are an integral part of this statement.
116	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comcast Corp.
04/15/2024	3.700%	1,454,000	1,610,276
04/01/2025	3.100%	1,535,000	1,688,338
10/15/2025	3.950%	1,898,000	2,173,632
03/01/2026	3.150%	622,000	691,531
10/15/2028	4.150%	1,885,000	2,258,434
02/01/2030	2.650%	1,088,000	1,183,049
01/15/2031	1.950%	3,755,000	3,826,296
08/15/2034	4.200%	400,000	493,955
10/15/2038	4.600%	2,551,000	3,236,701
11/01/2039	3.250%	640,000	704,933
04/01/2040	3.750%	2,594,000	3,033,081
11/01/2049	3.999%	500,000	607,404
02/01/2050	3.450%	531,000	601,812
01/15/2051	2.800%	1,231,000	1,258,952
11/01/2052	4.049%	800,000	981,267
10/15/2058	4.950%	1,635,000	2,332,870
Cox Communications, Inc.(a)
08/15/2047	4.600%	274,000	346,787
TCI Communications, Inc.
02/15/2028	7.125%	415,000	573,844
Time Warner Cable LLC
05/01/2037	6.550%	1,118,000	1,462,943
06/15/2039	6.750%	1,400,000	1,863,260
Total			34,022,330
Chemicals 0.3%
Air Liquide Finance SA(a)
09/27/2023	2.250%	515,000	537,402
Air Products and Chemicals, Inc.
05/15/2027	1.850%	1,660,000	1,742,391
05/15/2040	2.700%	386,000	405,803
05/15/2050	2.800%	1,040,000	1,093,424
Albemarle Corp.
12/01/2044	5.450%	270,000	280,659
Chevron Phillips Chemical Co. LLC /LP(a)
04/01/2025	5.125%	1,015,000	1,166,272
DowDuPont, Inc.
11/15/2023	4.205%	1,988,000	2,180,249
11/15/2025	4.493%	1,416,000	1,624,840
11/15/2038	5.319%	290,000	367,225
International Flavors & Fragrances, Inc.
09/26/2028	4.450%	210,000	236,456
09/26/2048	5.000%	261,000	301,205
Nutrien Ltd.
04/01/2029	4.200%	155,000	179,009
05/13/2030	2.950%	1,030,000	1,094,601
03/15/2035	4.125%	700,000	780,047
04/01/2049	5.000%	1,382,000	1,764,838
Sherwin-Williams Co. (The)
06/01/2024	3.125%	165,000	177,605
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Union Carbide Corp.
06/01/2025	7.500%	300,000	360,078
10/01/2096	7.750%	920,000	1,190,975
Total			15,483,079
Construction Machinery 0.2%
Deere & Co.
04/15/2025	2.750%	1,568,000	1,707,736
04/15/2050	3.750%	690,000	846,817
John Deere Capital Corp.
07/05/2022	0.550%	2,299,000	2,303,146
04/06/2023	1.200%	1,771,000	1,804,031
09/14/2026	2.250%	385,000	415,072
03/09/2027	1.750%	1,061,000	1,103,472
09/08/2027	2.800%	700,000	781,559
Total			8,961,833
Consumer Cyclical Services 0.2%
Amazon.com, Inc.
06/03/2030	1.500%	3,201,000	3,243,134
08/22/2037	3.875%	550,000	675,173
06/03/2050	2.500%	1,370,000	1,394,412
06/03/2060	2.700%	1,250,000	1,282,506
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	336,607
Ford Foundation (The)
06/01/2070	2.815%	440,000	453,603
Mastercard, Inc.
03/26/2027	3.300%	768,000	871,517
Total			8,256,952
Consumer Products 0.0%
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	443,996
Procter & Gamble Co. (The)
03/25/2027	2.800%	382,000	425,769
03/25/2040	3.550%	225,000	269,812
03/25/2050	3.600%	392,000	492,488
Unilever Capital Corp.
03/22/2025	3.375%	230,000	256,573
Total			1,888,638
Diversified Manufacturing 0.3%
Eaton Corp.
04/01/2024	7.625%	500,000	612,980
General Electric Co.
01/09/2023	3.100%	256,000	267,724
01/05/2026	5.550%	1,700,000	1,953,822
05/01/2027	3.450%	3,361,000	3,438,123
05/01/2030	3.625%	2,928,000	2,928,895
01/14/2038	5.875%	125,000	140,112

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	117

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honeywell International, Inc.
06/01/2030	1.950%	1,150,000	1,201,577
Nvent Finance Sarl
04/15/2028	4.550%	450,000	472,144
Roper Technologies, Inc.
06/30/2030	2.000%	710,000	710,368
WW Grainger, Inc.
06/15/2045	4.600%	200,000	251,202
Xylem, Inc.
01/30/2031	2.250%	515,000	517,313
Total			12,494,260
Electric 2.5%
AEP Texas, Inc.(i)
07/01/2030	2.100%	381,000	381,240
AEP Transmission Co., LLC
09/15/2049	3.150%	440,000	466,711
Alabama Power Co.
02/15/2033	5.700%	467,000	633,187
05/15/2038	6.125%	70,000	100,579
10/01/2049	3.450%	1,506,000	1,664,657
Ameren Corp.
01/15/2031	3.500%	361,000	405,063
Appalachian Power Co.
03/01/2049	4.500%	215,000	261,532
Arizona Public Service Co.
05/15/2025	3.150%	1,905,000	2,078,787
Ausgrid Finance Pty Ltd.(a)
05/01/2023	3.850%	850,000	896,785
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	416,732
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	976,000	1,068,797
02/01/2025	3.500%	529,000	589,175
Black Hills Corp.
10/15/2029	3.050%	2,435,000	2,587,723
10/15/2049	3.875%	677,000	725,208
CenterPoint Energy Houston Electric LLC
07/01/2050	2.900%	521,000	546,635
CenterPoint Energy, Inc.
09/01/2022	2.500%	147,000	151,938
09/01/2024	2.500%	1,640,000	1,732,257
03/01/2030	2.950%	713,000	761,096
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	788,654
CMS Energy Corp.
08/15/2027	3.450%	300,000	330,724
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	283,149
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	289,423
Consumers Energy Co.
05/01/2060	2.500%	637,000	610,511
08/31/2064	4.350%	547,000	704,500
Dominion Energy, Inc.
08/15/2021	2.000%	1,059,000	1,073,937
08/15/2026	2.850%	976,000	1,047,602
08/01/2033	5.250%	1,315,000	1,592,353
DTE Electric Co.
06/15/2042	3.950%	364,000	411,209
03/01/2050	2.950%	1,664,000	1,726,291
DTE Energy Co.
10/01/2024	2.529%	1,343,000	1,413,750
03/15/2027	3.800%	1,517,000	1,669,819
03/01/2030	2.950%	1,008,000	1,053,589
Duke Energy Carolinas LLC
12/01/2028	6.000%	600,000	786,076
12/15/2041	4.250%	313,000	389,485
Duke Energy Corp.
09/01/2021	1.800%	1,586,000	1,606,936
09/01/2026	2.650%	1,196,000	1,298,031
06/01/2030	2.450%	1,238,000	1,302,360
Duke Energy Indiana LLC
05/15/2046	3.750%	550,000	642,776
Duke Energy Ohio, Inc.
06/01/2030	2.125%	1,151,000	1,196,068
02/01/2049	4.300%	295,000	376,920
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	410,058
10/15/2046	3.700%	323,000	376,823
09/15/2047	3.600%	300,000	346,117
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	724,071
Edison International
06/15/2027	5.750%	500,000	574,720
03/15/2028	4.125%	1,200,000	1,259,822
Emera U.S. Finance LP
06/15/2046	4.750%	600,000	713,435
Enel Finance International NV(a)
09/14/2025	4.625%	210,000	239,822
05/25/2027	3.625%	380,000	415,125
04/06/2028	3.500%	335,000	359,634
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	346,557
Entergy Corp.
09/01/2026	2.950%	336,000	370,137

The accompanying Notes to Financial Statements are an integral part of this statement.
118	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	526,389
Evergy Kansas Central, Inc.
04/15/2050	3.450%	2,037,000	2,245,336
Evergy Metro, Inc.
06/01/2030	2.250%	1,535,000	1,611,344
Evergy, Inc.
09/15/2024	2.450%	1,407,000	1,488,455
09/15/2029	2.900%	994,000	1,066,326
Exelon Corp.
04/15/2050	4.700%	1,705,000	2,177,632
Exelon Generation Co. LLC
06/15/2022	4.250%	384,000	405,989
06/01/2025	3.250%	1,290,000	1,391,502
10/01/2039	6.250%	300,000	356,391
FirstEnergy Corp.
07/15/2022	2.850%	321,000	333,072
03/15/2023	4.250%	1,912,000	2,066,865
01/15/2026	1.600%	627,000	633,466
07/15/2027	3.900%	1,407,000	1,593,305
03/01/2030	2.650%	1,835,000	1,919,288
03/01/2050	3.400%	1,745,000	1,859,179
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	325,000	395,341
Florida Power & Light Co.
09/01/2035	5.400%	600,000	825,502
Fortis, Inc.
10/04/2026	3.055%	620,000	668,508
Interstate Power & Light Co.
09/30/2049	3.500%	578,000	625,268
ITC Holdings Corp.
11/15/2022	2.700%	1,515,000	1,579,771
ITC Holdings Corp.(a)
05/14/2030	2.950%	530,000	565,110
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	300,981
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	192,240
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	999,066
06/15/2047	4.200%	400,000	490,890
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,189,000	1,400,867
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	869,988
08/01/2048	3.650%	800,000	949,436
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	255,000	289,923
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mississippi Power Co.
03/30/2028	3.950%	1,848,000	2,099,972
03/15/2042	4.250%	1,110,000	1,301,417
National Rural Utilities Cooperative Finance Corp.
03/15/2029	3.700%	270,000	311,711
Nevada Power Co.
04/01/2036	6.650%	225,000	319,481
09/15/2040	5.375%	546,000	712,445
New England Power Co.(a)
12/05/2047	3.800%	168,000	190,566
NextEra Energy Capital Holdings, Inc.
05/01/2025	2.750%	2,469,000	2,676,048
06/01/2030	2.250%	2,399,000	2,475,805
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	904,515
NRG Energy, Inc.(a)
06/15/2029	4.450%	585,000	619,770
Oncor Electric Delivery Co. LLC
11/15/2028	3.700%	1,150,000	1,348,526
03/15/2029	5.750%	155,000	202,627
Pacific Gas & Electric Co.(e)
04/15/2042	0.000%	1,000,000	1,122,799
Pacific Gas and Electric Co.
06/16/2022	1.750%	2,255,000	2,258,691
08/01/2027	2.100%	2,701,000	2,672,746
02/01/2031	2.500%	3,812,000	3,729,508
08/01/2040	3.300%	504,000	491,263
08/01/2050	3.500%	491,000	474,637
PacifiCorp
10/15/2037	6.250%	200,000	289,919
PECO Energy Co.
06/15/2050	2.800%	1,151,000	1,184,664
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	780,000	852,043
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	240,158
03/15/2043	4.150%	250,000	302,079
PPL Capital Funding, Inc.
06/15/2022	4.200%	313,000	331,823
06/01/2023	3.400%	212,000	224,731
05/15/2026	3.100%	1,828,000	1,978,884
04/15/2030	4.125%	1,955,000	2,228,256
03/15/2044	5.000%	1,008,000	1,205,771
Progress Energy, Inc.
01/15/2021	4.400%	187,000	189,118
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	328,070
Public Service Co. of Oklahoma
02/01/2021	4.400%	231,000	236,089

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	119

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Electric and Gas Co.
05/01/2050	2.700%	1,671,000	1,719,122
San Diego Gas & Electric Co.
06/01/2026	6.000%	525,000	648,446
Southern California Edison Co.
03/01/2028	3.650%	200,000	224,997
08/01/2029	2.850%	766,000	811,671
01/15/2036	5.550%	130,000	162,459
02/01/2038	5.950%	210,000	275,952
10/01/2043	4.650%	351,000	429,795
03/01/2048	4.125%	1,227,000	1,425,814
Southern Co. (The)
07/01/2026	3.250%	250,000	277,823
Southern Power Co.
09/15/2041	5.150%	1,166,000	1,331,258
Southwestern Electric Power Co.
04/01/2045	3.900%	428,000	455,305
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	416,963
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	863,498
Trans-Allegheny Interstate Line Co.(a)
06/01/2025	3.850%	529,000	595,106
Union Electric Co.
06/15/2027	2.950%	286,000	313,016
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	133,096
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	209,979
Xcel Energy, Inc.
09/15/2041	4.800%	90,000	109,296
Total			115,933,744
Environmental 0.0%
Waste Management, Inc.
06/15/2029	3.450%	390,000	400,510
Finance Companies 0.7%
AerCap Ireland Capital DAC/Global Aviation Trust
12/16/2021	4.450%	720,000	727,125
05/26/2022	3.500%	743,000	733,022
01/23/2023	3.300%	935,000	913,571
01/16/2024	4.875%	788,000	780,137
01/15/2025	3.500%	400,000	375,448
07/15/2025	6.500%	1,996,000	2,087,329
04/03/2026	4.450%	1,020,000	969,949
AerCap Ireland Capital DAC/Global Aviation Trust(i)
09/15/2023	4.500%	2,000,000	2,001,650
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AerCap Ireland Capital Ltd./Global Aviation Trust
02/01/2022	3.950%	412,000	411,293
07/01/2022	4.625%	342,000	345,571
Air Lease Corp.
07/03/2023	3.875%	1,000,000	1,015,618
09/15/2023	3.000%	520,000	513,945
03/01/2025	3.250%	645,000	646,582
07/01/2025	3.375%	2,000,000	2,003,229
10/01/2029	3.250%	659,000	623,940
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	332,154
08/01/2025	4.125%	500,000	449,686
11/01/2027	3.500%	600,000	494,367
Avolon Holdings Funding Ltd.(a)
02/15/2025	2.875%	1,767,000	1,488,222
05/01/2026	4.375%	790,000	668,921
GE Capital Funding LLC(a)
05/15/2025	3.450%	3,258,000	3,411,850
05/15/2030	4.400%	659,000	684,992
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	5,170,000	5,235,650
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	1,076,061
08/15/2022	5.875%	574,000	602,438
Park Aerospace Holdings Ltd.(a)
08/15/2022	5.250%	1,735,000	1,625,492
SMBC Aviation Capital Finance DAC(a)
07/15/2022	3.000%	693,000	696,651
Total			30,914,893
Food and Beverage 1.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	6,603,000	7,750,526
02/01/2046	4.900%	808,000	979,798
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	34,679
Anheuser-Busch InBev Worldwide, Inc.
01/23/2025	4.150%	1,582,000	1,793,455
01/23/2029	4.750%	480,000	579,335
06/01/2030	3.500%	945,000	1,062,506
06/01/2040	4.350%	1,480,000	1,690,956
04/15/2048	4.600%	1,005,000	1,174,809
10/06/2048	4.439%	690,000	794,755
06/01/2050	4.500%	1,940,000	2,304,982
04/15/2058	4.750%	100,000	120,481
Bacardi Ltd.(a)
05/15/2048	5.300%	570,000	706,831
Bunge Ltd. Finance Corp.
11/24/2020	3.500%	141,000	142,283

The accompanying Notes to Financial Statements are an integral part of this statement.
120	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Campbell Soup Co.
04/24/2030	2.375%	600,000	621,408
03/15/2048	4.800%	265,000	347,454
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	148,645
07/23/2023	1.375%	3,500,000	3,556,490
11/01/2036	7.250%	300,000	463,032
Coca-Cola Co. (The)
06/01/2050	2.600%	322,000	324,966
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	750,000	787,892
Conagra Brands, Inc.
11/01/2038	5.300%	180,000	235,266
Constellation Brands, Inc.
02/15/2023	3.200%	368,000	389,798
11/15/2025	4.400%	360,000	415,632
12/06/2026	3.700%	617,000	690,974
11/15/2048	5.250%	144,000	188,103
05/01/2050	3.750%	1,208,000	1,314,347
Diageo Capital PLC
09/29/2025	1.375%	1,020,000	1,038,279
04/29/2030	2.000%	1,450,000	1,498,678
Fomento Economico Mexicano SAB de CV
01/16/2050	3.500%	1,270,000	1,309,000
General Mills, Inc.
04/17/2025	4.000%	400,000	452,177
04/15/2030	2.875%	2,455,000	2,673,484
04/17/2038	4.550%	100,000	125,188
Hormel Foods Corp.
06/11/2030	1.800%	1,679,000	1,708,778
Ingredion, Inc.
06/01/2030	2.900%	1,940,000	2,069,003
06/01/2050	3.900%	726,000	829,229
Kellogg Co.
06/01/2030	2.100%	720,000	731,569
Keurig Dr Pepper, Inc.
05/25/2025	4.417%	250,000	288,269
05/25/2038	4.985%	323,000	412,684
05/01/2050	3.800%	784,000	887,099
Keurig Dr. Pepper, Inc.
06/15/2027	3.430%	135,000	149,057
McCormick & Co., Inc. MD
04/15/2030	2.500%	1,765,000	1,854,345
Mondelez International, Inc.
05/04/2025	1.500%	838,000	853,567
04/13/2030	2.750%	730,000	787,619
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PepsiCo, Inc.
03/19/2025	2.250%	1,045,000	1,116,861
03/19/2027	2.625%	657,000	720,812
05/01/2030	1.625%	1,605,000	1,634,928
Sysco Corp.
07/15/2026	3.300%	273,000	291,721
02/15/2030	2.400%	780,000	770,721
04/01/2050	6.600%	399,000	551,556
Tyson Foods, Inc.
08/15/2034	4.875%	200,000	251,144
08/15/2044	5.150%	825,000	1,041,041
Total			52,666,212
Gaming 0.0%
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%	760,000	822,374
01/15/2030	4.000%	623,000	617,589
Total			1,439,963
Health Care 1.3%
Abbott Laboratories
11/30/2026	3.750%	947,000	1,101,792
01/30/2028	1.150%	780,000	782,682
06/30/2030	1.400%	830,000	825,992
11/30/2036	4.750%	870,000	1,165,603
11/30/2046	4.900%	1,065,000	1,524,039
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	690,000	700,474
Ascension Health
11/15/2029	2.532%	1,000,000	1,072,893
Becton Dickinson and Co.
12/15/2024	3.734%	160,000	176,620
12/15/2044	4.685%	900,000	1,106,986
Bon Secours Mercy Health, Inc.
06/01/2030	3.464%	1,290,000	1,425,300
Boston Scientific Corp.
03/01/2026	3.750%	535,000	607,391
03/01/2039	4.550%	500,000	611,767
Cigna Corp.
09/17/2021	3.400%	1,655,000	1,709,726
10/15/2028	4.375%	376,000	445,273
03/15/2050	3.400%	361,000	389,417
Cigna Corp.(a)
02/25/2026	4.500%	577,000	671,386
03/01/2027	3.400%	1,830,000	2,020,739
07/15/2046	4.800%	218,000	274,963
10/15/2047	3.875%	1,595,000	1,802,537
Cottage Health Obligated Group
11/01/2049	3.304%	610,000	673,564

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	121

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/09/2023	3.700%	2,006,000	2,153,176
12/05/2023	4.000%	1,095,000	1,201,496
08/15/2026	3.000%	811,000	885,183
03/25/2028	4.300%	500,000	583,518
08/15/2029	3.250%	810,000	893,691
03/25/2038	4.780%	579,000	716,393
03/25/2048	5.050%	2,200,000	2,875,839
CVS Pass-Through Trust(a)
10/10/2025	6.204%	144,826	154,212
01/10/2032	7.507%	105,327	130,952
01/10/2034	5.926%	725,062	837,891
01/10/2036	4.704%	1,772,488	1,890,274
08/11/2036	4.163%	155,134	162,951
Danaher Corp.
09/15/2025	3.350%	753,000	837,442
Dentsply Sirona, Inc.
06/01/2030	3.250%	818,000	859,375
DH Europe Finance II Sarl
11/15/2022	2.050%	1,200,000	1,239,179
11/15/2024	2.200%	2,057,000	2,162,848
11/15/2029	2.600%	2,585,000	2,749,649
11/15/2049	3.400%	626,000	701,379
Hartford HealthCare Corp.
07/01/2054	3.447%	1,350,000	1,193,963
HCA, Inc.
06/15/2026	5.250%	700,000	807,645
06/15/2029	4.125%	1,000,000	1,103,365
06/15/2039	5.125%	660,000	768,344
06/15/2047	5.500%	300,000	366,247
06/15/2049	5.250%	399,000	478,098
Memorial Health Services
11/01/2049	3.447%	1,230,000	1,265,840
NYU Langone Hospitals
07/01/2055	3.380%	550,000	531,665
Partners Healthcare System, Inc.
07/01/2060	3.342%	3,000,000	3,183,767
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	328,565
Quest Diagnostics, Inc.
06/30/2031	2.800%	525,000	551,711
Rush Obligated Group
11/15/2029	3.922%	1,242,000	1,387,887
Stryker Corp.
06/15/2025	1.150%	1,609,000	1,620,198
06/15/2030	1.950%	1,465,000	1,474,481
06/15/2050	2.900%	1,128,000	1,129,698
Thermo Fisher Scientific, Inc.
03/25/2030	4.497%	2,802,000	3,452,560
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zimmer Biomet Holdings, Inc.
03/19/2023	3.700%	174,000	184,746
Total			59,953,372
Healthcare Insurance 0.3%
Aetna, Inc.
12/15/2037	6.750%	590,000	838,790
08/15/2047	3.875%	596,000	670,568
Anthem, Inc.
12/01/2024	3.350%	350,000	384,957
12/01/2027	3.650%	1,030,000	1,173,673
03/01/2028	4.101%	565,000	661,565
05/15/2030	2.250%	1,991,000	2,046,429
12/01/2047	4.375%	94,000	116,827
05/15/2050	3.125%	800,000	831,809
UnitedHealth Group, Inc.
12/15/2025	3.700%	811,000	929,887
03/15/2026	3.100%	642,000	716,280
05/15/2030	2.000%	2,067,000	2,163,656
07/15/2035	4.625%	658,000	856,924
08/15/2039	3.500%	976,000	1,134,846
05/15/2040	2.750%	958,000	1,025,547
10/15/2047	3.750%	646,000	769,988
05/15/2050	2.900%	641,000	675,985
08/15/2059	3.875%	414,000	506,203
05/15/2060	3.125%	401,000	428,641
Total			15,932,575
Healthcare REIT 0.2%
HCP, Inc.
03/01/2024	4.200%	81,000	88,248
08/15/2024	3.875%	694,000	763,223
07/15/2029	3.500%	703,000	765,338
Healthcare Trust of America Holdings LP
04/15/2023	3.700%	720,000	754,936
07/01/2027	3.750%	1,600,000	1,692,420
Healthpeak Properties, Inc.
01/15/2031	2.875%	754,000	772,585
Ventas Realty LP
01/15/2026	4.125%	258,000	276,962
04/01/2027	3.850%	246,000	259,782
11/15/2030	4.750%	921,000	1,037,393
Welltower, Inc.
02/15/2027	2.700%	294,000	303,779
01/15/2030	3.100%	520,000	538,342
03/15/2041	6.500%	530,000	672,807
Total			7,925,815
Independent Energy 0.3%
Apache Corp.
09/01/2040	5.100%	290,000	239,689
04/15/2043	4.750%	268,000	215,124

The accompanying Notes to Financial Statements are an integral part of this statement.
122	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Devon Energy Corp.
07/15/2041	5.600%	606,000	593,099
06/15/2045	5.000%	398,000	355,597
Diamondback Energy, Inc.
05/31/2025	4.750%	1,295,000	1,387,334
12/01/2026	3.250%	1,919,000	1,925,471
Encana Corp.
11/01/2031	7.375%	695,000	644,720
EOG Resources, Inc.
04/15/2030	4.375%	1,385,000	1,651,051
EQT Corp.
10/01/2027	3.900%	302,000	245,555
Hess Corp.
01/15/2040	6.000%	810,000	872,576
Marathon Oil Corp.
07/15/2027	4.400%	1,475,000	1,454,825
10/01/2037	6.600%	150,000	152,337
Noble Energy, Inc.
11/15/2024	3.900%	882,000	885,555
01/15/2028	3.850%	384,000	370,277
10/15/2029	3.250%	485,000	441,405
03/01/2041	6.000%	400,000	389,553
11/15/2044	5.050%	250,000	227,478
08/15/2047	4.950%	943,000	847,829
10/15/2049	4.200%	1,057,000	885,834
Total			13,785,309
Integrated Energy 0.8%
BP Capital Markets America, Inc.
04/06/2025	3.194%	1,868,000	2,036,259
02/11/2026	3.410%	520,000	575,261
04/06/2027	3.543%	1,883,000	2,094,444
BP Capital Markets PLC
09/19/2027	3.279%	801,000	873,840
Chevron Corp.
05/11/2023	1.141%	2,866,000	2,915,123
05/11/2025	1.554%	3,990,000	4,103,667
05/11/2027	1.995%	1,761,000	1,840,378
05/11/2030	2.236%	2,872,000	3,017,923
05/11/2050	3.078%	1,676,000	1,777,758
ENI SpA(a)
09/12/2023	4.000%	510,000	551,759
Exxon Mobil Corp.
04/15/2023	1.571%	3,655,000	3,750,571
03/19/2025	2.992%	2,314,000	2,513,700
10/15/2030	2.610%	1,400,000	1,500,061
08/16/2039	2.995%	815,000	856,908
08/16/2049	3.095%	1,015,000	1,045,524
Husky Energy, Inc.
04/15/2022	3.950%	750,000	767,334
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petro-Canada
05/15/2035	5.950%	250,000	296,612
Suncor Energy, Inc.
05/15/2023	2.800%	1,982,000	2,069,082
05/15/2025	3.100%	1,595,000	1,703,062
Total Capital International SA
06/29/2041	2.986%	2,021,000	2,065,214
05/29/2050	3.127%	2,575,000	2,638,458
Total			38,992,938
Life Insurance 0.8%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	555,102
04/09/2029	3.600%	320,000	353,183
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	872,432
American International Group, Inc.
06/30/2025	2.500%	4,553,000	4,820,549
04/01/2028	4.200%	1,128,000	1,275,495
06/30/2030	3.400%	1,695,000	1,834,137
07/16/2044	4.500%	1,005,000	1,156,878
04/01/2048	4.750%	1,559,000	1,872,141
Athene Global Funding(a)
11/12/2026	2.950%	3,060,000	3,073,174
Athene Holding Ltd.
04/03/2030	6.150%	2,359,000	2,709,965
Brighthouse Financial, Inc.
06/22/2047	4.700%	842,000	765,167
Dai-ichi Life Insurance Co. Ltd. (The)(a),(h)
Junior Subordinated
12/31/2049	4.000%	1,062,000	1,126,627
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	264,547
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	309,670
04/29/2026	3.050%	1,073,000	1,160,217
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	295,063
Lincoln National Corp.
01/15/2030	3.050%	2,451,000	2,592,003
Manulife Financial Corp.(h)
Subordinated
02/24/2032	4.061%	1,400,000	1,483,325
MetLife, Inc.
09/15/2023	4.368%	600,000	670,027
11/13/2043	4.875%	490,000	633,189

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	123

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Life Global Funding I(a)
01/11/2024	3.600%	800,000	876,073
09/19/2027	3.000%	500,000	544,478
Nationwide Financial Services, Inc.(a)
11/30/2049	3.900%	1,807,000	1,776,857
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	446,867
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	750,000	930,805
Prudential Financial, Inc.
02/25/2050	4.350%	775,000	926,530
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,650,024
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	520,000	557,757
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	576,177
05/15/2047	4.270%	300,000	358,162
Total			37,466,621
Lodging 0.1%
Marriott International, Inc.
05/01/2025	5.750%	613,000	666,150
06/15/2030	4.625%	1,823,000	1,892,360
Total			2,558,510
Media and Entertainment 0.3%
CBS Corp.
08/15/2024	3.700%	1,019,000	1,106,506
01/15/2045	4.600%	139,000	146,789
Discovery Communications LLC
05/15/2030	3.625%	611,000	667,763
06/01/2040	6.350%	490,000	658,677
09/20/2047	5.200%	365,000	423,956
Grupo Televisa SAB
01/31/2046	6.125%	356,000	453,750
Viacom, Inc.
03/15/2043	4.375%	481,000	496,449
09/01/2043	5.850%	528,000	621,814
ViacomCBS, Inc.
05/15/2025	4.750%	1,246,000	1,423,876
01/15/2031	4.950%	757,000	889,315
05/19/2032	4.200%	2,366,000	2,639,997
05/19/2050	4.950%	796,000	885,128
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Walt Disney Co. (The)
07/15/2024	9.500%	407,000	532,141
04/30/2028	7.300%	350,000	487,153
05/13/2040	3.500%	918,000	1,004,966
01/13/2051	3.600%	820,000	910,119
05/13/2060	3.800%	572,000	661,370
Total			14,009,769
Metals and Mining 0.3%
Anglo American Capital PLC(a)
09/11/2024	3.625%	245,000	257,483
09/11/2027	4.000%	400,000	430,060
Barrick Gold Corp.
10/15/2035	6.450%	780,000	1,037,097
Barrick North America Finance LLC
05/30/2041	5.700%	918,000	1,230,923
05/01/2043	5.750%	340,000	477,473
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	1,372,000	1,733,585
Newmont Corp.
10/01/2030	2.250%	1,202,000	1,216,743
Nucor Corp.
06/01/2025	2.000%	802,000	830,591
06/01/2030	2.700%	802,000	841,710
12/01/2037	6.400%	1,000,000	1,385,904
Steel Dynamics, Inc.
06/15/2025	2.400%	583,000	599,244
04/15/2030	3.450%	819,000	858,353
01/15/2031	3.250%	583,000	594,433
Teck Resources Ltd.(a)
07/15/2030	3.900%	1,162,000	1,160,971
Total			12,654,570
Midstream 0.9%
Boardwalk Pipelines LP
05/03/2029	4.800%	395,000	415,710
Buckeye Partners LP
11/15/2043	5.850%	770,000	669,208
Cameron LNG LLC(a)
01/15/2039	3.701%	885,000	955,505
Enbridge, Inc.
01/15/2025	2.500%	3,557,000	3,717,540
11/15/2029	3.125%	1,628,000	1,702,113
06/10/2044	4.500%	500,000	571,426
Enbridge, Inc.(h)
Subordinated
03/01/2078	6.250%	350,000	348,450
Energy Transfer Operating LP
05/15/2050	5.000%	1,485,000	1,407,758

The accompanying Notes to Financial Statements are an integral part of this statement.
124	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
01/15/2026	4.750%	449,000	489,958
06/01/2041	6.050%	1,219,000	1,280,170
12/15/2045	6.125%	287,000	298,435
Enterprise Products Operating LLC
04/15/2038	7.550%	303,000	421,312
02/15/2043	4.450%	305,000	339,934
01/31/2050	4.200%	1,207,000	1,346,407
01/31/2051	3.700%	1,077,000	1,126,954
01/31/2060	3.950%	777,000	808,785
EQT Midstream Partners LP
07/15/2028	5.500%	700,000	666,637
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	787,069
Magellan Midstream Partners LP
06/01/2030	3.250%	1,537,000	1,627,186
12/01/2042	4.200%	404,000	393,199
MPLX LP
01/15/2025	5.250%	253,000	263,065
03/15/2028	4.000%	280,000	295,976
04/15/2038	4.500%	764,000	763,293
04/15/2048	4.700%	400,000	407,423
02/15/2049	5.500%	675,000	747,751
ONEOK Partners LP
10/01/2036	6.650%	1,240,000	1,390,955
ONEOK, Inc.
09/01/2029	3.400%	155,000	150,867
07/15/2048	5.200%	400,000	405,973
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	185,606
12/15/2029	3.150%	770,000	792,406
Plains All American Pipeline LP/Finance Corp.
12/15/2029	3.550%	1,519,000	1,473,895
09/15/2030	3.800%	901,000	883,684
06/15/2044	4.700%	680,000	611,349
02/15/2045	4.900%	318,000	296,282
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	520,320
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	707,195
04/01/2044	5.300%	505,000	487,489
05/15/2045	5.350%	81,000	78,960
TC PipeLines LP
05/25/2027	3.900%	247,000	259,717
Tennessee Gas Pipeline Co. LLC(a)
03/01/2030	2.900%	2,660,000	2,731,326
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	660,000	672,488
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransCanada PipeLines Ltd.
10/16/2023	3.750%	1,906,000	2,056,938
01/15/2026	4.875%	239,000	281,190
03/01/2034	4.625%	525,000	605,615
10/15/2037	6.200%	500,000	669,450
Transcontinental Gas Pipe Line Co. LLC(a)
05/15/2030	3.250%	795,000	849,518
05/15/2050	3.950%	1,273,000	1,372,436
Williams Companies, Inc. (The)
01/15/2025	3.900%	749,000	817,875
03/01/2048	4.850%	320,000	349,351
Williams Partners LP
03/04/2044	5.400%	753,000	832,773
Total			41,334,922
Natural Gas 0.2%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	635,299
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	434,113
CenterPoint Energy Resources Corp.
01/15/2021	4.500%	395,000	399,351
09/01/2047	4.100%	735,000	818,134
NiSource Finance Corp.
02/01/2042	5.800%	381,000	500,720
NiSource, Inc.
02/15/2023	3.850%	237,000	253,445
09/01/2029	2.950%	755,000	823,306
ONE Gas, Inc.
05/15/2030	2.000%	1,090,000	1,111,789
Southern California Gas Co.
06/15/2026	2.600%	431,000	466,820
02/01/2030	2.550%	2,277,000	2,459,974
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	210,773
06/15/2026	3.250%	169,000	181,315
10/01/2046	3.950%	247,000	267,031
Total			8,562,070
Office REIT 0.1%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	137,292
12/15/2030	4.900%	1,535,000	1,922,530
02/01/2050	4.000%	661,000	804,282
Boston Properties LP
12/01/2028	4.500%	350,000	418,344
Government Properties Income Trust
07/15/2022	4.000%	471,000	466,221

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	125

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Office Properties Income Trust
02/01/2022	4.150%	2,095,000	2,079,946
Total			5,828,615
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	367,050
Halliburton Co.
11/15/2035	4.850%	497,000	518,388
08/01/2043	4.750%	260,000	255,208
National Oilwell Varco, Inc.
12/01/2029	3.600%	1,000,000	976,320
Schlumberger Finance Canada Ltd.(a)
11/20/2022	2.650%	759,000	782,684
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	184,000	198,397
05/17/2028	3.900%	1,029,000	1,107,161
Total			4,205,208
Other Financial Institutions 0.0%
Children’s Hospital Corp. (The)(i)
02/01/2050	2.585%	680,000	683,728
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	343,965
ORIX Corp.
07/18/2022	2.900%	252,000	260,973
01/16/2024	4.050%	300,000	327,893
Total			1,616,559
Other Industry 0.2%
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	336,988
CK Hutchison International Ltd.(a)
04/11/2029	3.625%	730,000	813,331
Emory University
09/01/2030	2.143%	1,270,000	1,309,100
Leland Stanford Junior University (The)
06/01/2027	1.289%	309,000	312,723
Pepperdine University
12/01/2059	3.301%	560,000	580,833
President and Fellows of Harvard College
10/15/2050	2.517%	1,975,000	2,062,139
07/15/2056	3.300%	1,071,000	1,297,779
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	951,636
University of Southern California
10/01/2120	3.226%	690,000	720,150
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yale University
04/15/2025	0.873%	1,342,000	1,349,526
04/15/2030	1.482%	1,150,000	1,162,697
Total			10,896,902
Other REIT 0.1%
American Campus Communities Operating Partnership LP
02/01/2030	2.850%	1,955,000	1,885,786
Digital Realty Trust LP
08/15/2027	3.700%	231,000	263,286
Duke Realty LP
06/30/2026	3.250%	203,000	222,311
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	964,883
Life Storage LP
06/15/2029	4.000%	820,000	896,403
Prologis LP
10/01/2026	3.250%	279,000	312,446
04/15/2050	3.000%	1,600,000	1,689,013
WP Carey, Inc.
10/01/2026	4.250%	345,000	368,235
Total			6,602,363
Other Utility 0.1%
American Water Capital Corp.
10/15/2037	6.593%	300,000	445,742
12/01/2046	4.000%	431,000	515,588
05/01/2050	3.450%	1,198,000	1,353,433
Total			2,314,763
Paper 0.2%
Georgia-Pacific LLC(a)
09/30/2025	1.750%	2,536,000	2,614,969
04/30/2027	2.100%	1,224,000	1,266,389
04/30/2030	2.300%	2,010,000	2,094,401
International Paper Co.
08/15/2047	4.400%	755,000	887,359
Packaging Corp. of America
12/15/2049	4.050%	785,000	925,708
WRKCo, Inc.
03/15/2025	3.750%	350,000	382,250
06/01/2028	3.900%	170,000	187,967
Total			8,359,043
Pharmaceuticals 1.8%
AbbVie, Inc.
11/06/2022	2.900%	2,404,000	2,520,877
11/14/2023	3.750%	201,000	219,610
11/14/2028	4.250%	565,000	666,526
11/06/2042	4.400%	280,000	337,237

The accompanying Notes to Financial Statements are an integral part of this statement.
126	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/14/2046	4.450%	1,155,000	1,411,098
AbbVie, Inc.(a)
11/21/2022	2.300%	4,370,000	4,520,779
11/21/2024	2.600%	1,870,000	1,984,142
03/15/2025	3.800%	3,125,000	3,463,795
11/21/2026	2.950%	751,000	816,386
11/21/2029	3.200%	5,094,000	5,591,620
03/15/2035	4.550%	1,000,000	1,212,122
11/21/2039	4.050%	3,652,000	4,269,805
11/21/2049	4.250%	1,447,000	1,751,496
Amgen, Inc.
02/21/2027	2.200%	665,000	698,967
02/25/2031	2.300%	1,200,000	1,248,639
02/21/2040	3.150%	823,000	882,644
02/21/2050	3.375%	748,000	826,954
AstraZeneca PLC
09/15/2037	6.450%	290,000	435,899
09/18/2042	4.000%	1,000,000	1,223,261
Biogen, Inc.
05/01/2030	2.250%	790,000	798,656
05/01/2050	3.150%	1,103,000	1,064,004
Bristol-Myers Squibb Co.(a)
08/15/2025	3.875%	836,000	951,617
06/15/2026	3.200%	2,226,000	2,496,224
11/15/2027	3.450%	1,084,000	1,247,103
02/20/2028	3.900%	2,062,000	2,422,649
07/26/2029	3.400%	2,541,000	2,933,957
06/15/2039	4.125%	476,000	605,059
08/15/2045	5.000%	605,000	851,353
11/15/2047	4.350%	351,000	461,922
02/20/2048	4.550%	400,000	539,462
10/26/2049	4.250%	610,000	804,183
Eli Lilly and Co.
05/15/2050	2.250%	1,759,000	1,683,822
Gilead Sciences, Inc.
03/01/2046	4.750%	383,000	516,610
03/01/2047	4.150%	1,000,000	1,276,015
Merck & Co., Inc.
06/24/2030	1.450%	1,570,000	1,570,261
06/24/2040	2.350%	546,000	555,700
02/10/2045	3.700%	524,000	633,752
06/24/2050	2.450%	1,546,000	1,553,219
Mylan NV
06/15/2026	3.950%	200,000	223,443
Novartis Capital Corp.
02/14/2027	2.000%	1,315,000	1,397,296
08/14/2030	2.200%	1,297,000	1,370,976
Perrigo Finance Unlimited Co.
06/15/2030	3.150%	1,980,000	2,001,317
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pfizer, Inc.
03/11/2022	2.800%	722,000	751,348
03/15/2039	3.900%	900,000	1,108,421
05/28/2040	2.550%	1,140,000	1,179,331
05/28/2050	2.700%	1,214,000	1,253,251
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	2,174,000	2,303,818
09/23/2026	3.200%	1,480,000	1,643,893
Takeda Pharmaceutical Co., Ltd.
11/26/2023	4.400%	1,377,000	1,533,035
11/26/2028	5.000%	1,000,000	1,233,031
Takeda Pharmaceutical Co., Ltd.(i)
03/31/2030	2.050%	2,800,000	2,798,837
07/09/2040	3.025%	835,000	841,667
07/09/2050	3.175%	2,073,000	2,075,082
07/09/2060	3.375%	1,085,000	1,082,696
Upjohn, Inc.(a)
06/22/2030	2.700%	933,000	958,852
06/22/2040	3.850%	1,297,000	1,393,530
06/22/2050	4.000%	684,000	732,065
Zoetis, Inc.
05/15/2030	2.000%	890,000	914,920
05/15/2050	3.000%	350,000	369,238
Total			84,213,472
Property & Casualty 0.3%
American Financial Group, Inc.
08/15/2026	3.500%	555,000	592,111
04/02/2030	5.250%	1,935,000	2,290,723
Arch Capital Group Ltd.
06/30/2050	3.635%	993,000	1,039,464
Assurant, Inc.
09/27/2023	4.200%	545,000	583,743
Chubb INA Holdings, Inc.
05/15/2024	3.350%	750,000	825,281
Cincinnati Financial Corp.
11/01/2034	6.125%	1,000,000	1,400,128
CNA Financial Corp.
08/15/2027	3.450%	500,000	536,012
Fidelity National Financial, Inc.
06/15/2030	3.400%	1,244,000	1,297,236
Hartford Financial Services Group, Inc. (The)
10/01/2041	6.100%	265,000	366,007
04/15/2043	4.300%	430,000	495,546
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	700,000	739,077
Markel Corp.
11/01/2027	3.500%	306,000	327,162

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	127

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationwide Mutual Insurance Co.(a)
Subordinated
04/30/2050	4.350%	1,025,000	1,083,295
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	600,000	622,178
Progressive Corp. (The)(h)
12/31/2049	5.375%	320,000	317,327
Travelers Property Casualty Corp.
04/15/2026	7.750%	605,000	812,988
Total			13,328,278
Railroads 0.3%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	750,622
05/01/2040	5.750%	790,000	1,107,825
02/15/2050	3.550%	206,000	240,564
02/15/2051	3.050%	538,000	582,764
CSX Corp.
10/01/2036	6.000%	450,000	619,692
03/01/2048	4.300%	94,000	117,367
11/15/2048	4.750%	936,000	1,241,756
09/15/2049	3.350%	80,000	88,777
Norfolk Southern Corp.
08/15/2052	4.050%	600,000	713,883
Union Pacific Corp.
03/01/2022	2.950%	1,332,000	1,385,976
03/01/2024	3.150%	637,000	690,373
02/05/2027	2.150%	1,189,000	1,259,764
02/05/2030	2.400%	1,472,000	1,571,340
03/01/2049	4.300%	192,000	245,103
02/05/2050	3.250%	1,890,000	2,072,231
09/15/2067	4.100%	200,000	239,289
02/05/2070	3.750%	233,000	264,957
Total			13,192,283
Refining 0.1%
Marathon Petroleum Corp.
12/15/2023	4.750%	601,000	659,681
09/15/2024	3.625%	1,981,000	2,108,691
05/01/2025	4.700%	1,405,000	1,572,871
04/01/2048	4.500%	193,000	198,337
Phillips 66
11/15/2044	4.875%	40,000	49,490
Valero Energy Corp.
04/15/2023	2.700%	1,270,000	1,318,003
04/15/2032	7.500%	181,000	251,811
Total			6,158,884
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.2%
McDonald’s Corp.
09/01/2025	1.450%	1,503,000	1,542,212
09/01/2029	2.625%	432,000	462,577
03/01/2030	2.125%	207,000	212,509
12/09/2035	4.700%	283,000	358,932
10/15/2037	6.300%	268,000	389,282
Starbucks Corp.
05/07/2022	1.300%	956,000	968,747
11/15/2030	2.550%	1,728,000	1,814,422
03/12/2050	3.350%	376,000	383,911
11/15/2050	3.500%	954,000	1,004,962
Total			7,137,554
Retail REIT 0.4%
Brixmor Operating Partnership LP
02/01/2025	3.850%	1,000,000	1,033,612
DDR Corp.
02/01/2025	3.625%	482,000	485,908
06/01/2027	4.700%	200,000	205,184
Federal Realty Investment Trust
01/15/2024	3.950%	1,193,000	1,271,277
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	791,464
12/15/2026	3.600%	618,000	654,393
Realty Income Corp.
07/15/2024	3.875%	642,000	701,015
04/15/2025	3.875%	255,000	278,753
01/15/2031	3.250%	1,718,000	1,864,411
Regency Centers LP
09/15/2029	2.950%	2,292,000	2,315,282
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,083,585
Scentre Group Trust 1/Trust 2(a)
01/28/2026	3.625%	1,189,000	1,246,132
Spirit Realty LP
09/15/2026	4.450%	93,000	96,397
07/15/2029	4.000%	439,000	430,949
01/15/2030	3.400%	907,000	855,189
STORE Capital Corp.
03/15/2028	4.500%	2,833,000	2,859,543
03/15/2029	4.625%	960,000	992,690
VEREIT Operating Partnership LP
01/15/2028	3.400%	798,000	803,999
Total			17,969,783
Retailers 0.9%
Advance Auto Parts, Inc.(a)
04/15/2030	3.900%	2,428,000	2,596,410

The accompanying Notes to Financial Statements are an integral part of this statement.
128	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	440,000	452,975
01/25/2050	3.800%	1,270,000	1,313,616
AutoNation, Inc.
06/01/2030	4.750%	1,204,000	1,307,110
Costco Wholesale Corp.
04/20/2030	1.600%	4,533,000	4,591,669
04/20/2032	1.750%	2,768,000	2,805,072
Dollar General Corp.
05/01/2028	4.125%	365,000	426,837
04/03/2030	3.500%	907,000	1,019,920
04/03/2050	4.125%	173,000	207,083
Home Depot Inc (The)
04/15/2027	2.500%	929,000	1,017,125
06/15/2029	2.950%	428,000	480,400
04/15/2030	2.700%	934,000	1,026,751
04/15/2050	3.350%	1,149,000	1,323,322
Home Depot, Inc. (The)
12/15/2049	3.125%	3,360,000	3,680,074
Lowe’s Companies, Inc.
04/15/2025	4.000%	815,000	928,961
04/05/2029	3.650%	1,213,000	1,389,143
04/15/2040	5.000%	918,000	1,190,943
04/05/2049	4.550%	717,000	907,172
04/15/2050	5.125%	262,000	360,681
NIKE, Inc.
03/27/2025	2.400%	1,110,000	1,197,369
03/27/2027	2.750%	740,000	813,854
03/27/2030	2.850%	731,000	813,749
03/27/2050	3.375%	905,000	1,042,079
O’Reilly Automotive, Inc.
03/15/2026	3.550%	480,000	539,729
09/01/2027	3.600%	432,000	484,393
04/01/2030	4.200%	1,546,000	1,824,191
Ralph Lauren Corp.
06/15/2022	1.700%	1,303,000	1,324,428
06/15/2030	2.950%	1,600,000	1,642,932
TJX Companies, Inc. (The)
04/15/2030	3.875%	560,000	658,329
Walmart, Inc.
06/26/2025	3.550%	1,561,000	1,767,966
07/08/2026	3.050%	706,000	796,558
06/26/2028	3.700%	1,968,000	2,325,365
06/29/2048	4.050%	14,000	18,373
Total			42,274,579
Supermarkets 0.1%
Kroger Co. (The)
05/01/2030	2.200%	2,000,000	2,078,184
01/15/2050	3.950%	700,000	803,795
Total			2,881,979
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supranational 0.2%
Asian Development Bank
04/07/2022	0.625%	6,711,000	6,753,927
Inter-American Development Bank
04/03/2025	0.875%	2,967,000	3,023,514
Total			9,777,441
Technology 2.2%
Adobe, Inc.
02/01/2030	2.300%	2,670,000	2,879,574
Analog Devices, Inc.
12/05/2023	3.125%	244,000	262,259
12/05/2036	4.500%	198,000	234,334
Apple, Inc.
05/13/2025	3.200%	552,000	616,020
09/11/2026	2.050%	2,411,000	2,573,106
02/09/2027	3.350%	1,619,000	1,838,409
05/11/2027	3.200%	571,000	646,739
06/20/2027	3.000%	562,000	629,416
09/12/2027	2.900%	1,244,000	1,391,405
08/04/2046	3.850%	672,000	835,305
02/09/2047	4.250%	657,000	855,814
11/13/2047	3.750%	495,000	606,334
09/11/2049	2.950%	1,460,000	1,596,083
05/11/2050	2.650%	1,068,000	1,120,539
Arrow Electronics, Inc.
09/08/2024	3.250%	219,000	231,263
01/12/2028	3.875%	376,000	394,247
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	1,821,000	1,966,789
Broadcom, Inc.(a)
04/15/2025	4.700%	1,894,000	2,135,505
11/15/2025	3.150%	4,207,000	4,478,310
04/15/2026	4.250%	1,289,000	1,432,910
09/15/2028	4.110%	1,775,000	1,940,618
04/15/2029	4.750%	1,265,000	1,435,677
04/15/2030	5.000%	1,007,000	1,155,871
11/15/2030	4.150%	2,532,000	2,753,571
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	1,068,000	1,221,848
DXC Technology Co.
04/15/2024	4.250%	302,000	327,557
Equinix, Inc.
11/18/2024	2.625%	1,014,000	1,079,434
11/18/2026	2.900%	2,116,000	2,280,373
Fiserv, Inc.
07/01/2026	3.200%	1,649,000	1,822,682
10/01/2028	4.200%	124,000	145,551
07/01/2029	3.500%	1,380,000	1,550,570
07/01/2049	4.400%	345,000	417,974

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	129

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HP, Inc.
06/17/2025	2.200%	2,408,000	2,486,467
06/17/2027	3.000%	785,000	822,923
Intel Corp.
11/15/2029	2.450%	887,000	957,492
03/25/2040	4.600%	764,000	1,013,853
02/15/2060	3.100%	700,000	774,697
International Business Machines Corp.
05/15/2026	3.300%	1,879,000	2,112,151
05/15/2027	1.700%	2,985,000	3,048,560
05/15/2039	4.150%	554,000	670,487
KLA Corp.
03/01/2050	3.300%	1,023,000	1,056,862
Lam Research Corp.
06/15/2030	1.900%	1,372,000	1,398,927
06/15/2050	2.875%	1,354,000	1,385,133
Micron Technology, Inc.
04/24/2023	2.497%	2,373,000	2,466,225
Microsoft Corp.
02/06/2024	2.875%	445,000	480,199
02/12/2035	3.500%	300,000	365,143
11/03/2035	4.200%	462,000	605,611
02/06/2037	4.100%	759,000	980,383
06/01/2050	2.525%	436,000	454,699
08/08/2056	3.950%	314,000	404,411
06/01/2060	2.675%	1,660,000	1,731,453
NetApp, Inc.
06/22/2025	1.875%	1,690,000	1,713,894
NVIDIA Corp.
04/01/2040	3.500%	775,000	903,416
04/01/2050	3.500%	1,935,000	2,216,705
NXP BV/Funding LLC /USA, Inc.(a)
05/01/2027	3.150%	1,296,000	1,370,401
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2025	2.700%	762,000	797,920
06/18/2026	3.875%	2,665,000	2,974,372
06/18/2029	4.300%	1,007,000	1,145,729
05/01/2030	3.400%	1,640,000	1,765,082
Oracle Corp.
02/15/2023	2.625%	996,000	1,047,379
11/15/2024	2.950%	519,000	564,330
04/01/2027	2.800%	2,296,000	2,506,614
07/08/2034	4.300%	164,000	203,952
05/15/2035	3.900%	735,000	889,729
07/15/2036	3.850%	835,000	978,677
11/15/2037	3.800%	529,000	612,501
04/01/2040	3.600%	2,700,000	3,051,805
11/15/2047	4.000%	1,157,000	1,363,828
04/01/2060	3.850%	1,267,000	1,482,517
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PayPal Holdings, Inc.
06/01/2023	1.350%	2,075,000	2,114,557
06/01/2025	1.650%	2,904,000	3,004,428
QUALCOMM, Inc.
05/20/2030	2.150%	2,375,000	2,478,465
Texas Instruments, Inc.
03/12/2025	1.375%	952,000	979,856
Total			100,237,920
Tobacco 0.2%
Altria Group, Inc.
05/06/2025	2.350%	1,229,000	1,291,587
05/06/2030	3.400%	988,000	1,063,437
09/16/2046	3.875%	411,000	409,525
05/06/2050	4.450%	1,008,000	1,101,943
BAT Capital Corp.
04/02/2027	4.700%	1,608,000	1,844,113
08/15/2027	3.557%	1,499,000	1,614,091
08/15/2037	4.390%	109,000	118,887
08/15/2047	4.540%	425,000	460,673
Reynolds American, Inc.
08/15/2045	5.850%	822,000	1,005,706
Total			8,909,962
Transportation Services 0.1%
Brambles U.S.A., Inc.(a)
10/23/2025	4.125%	300,000	328,929
Element Fleet Management Corp.(a)
06/15/2025	3.850%	1,541,000	1,579,094
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	399,076
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	495,000	565,303
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	358,510
Ryder System, Inc.
09/01/2021	2.250%	700,000	709,366
Total			3,940,278
Wireless 0.9%
America Movil SAB de CV
04/22/2029	3.625%	795,000	882,165
04/22/2049	4.375%	662,000	807,041
American Tower Corp.
10/15/2026	3.375%	425,000	471,026
08/15/2029	3.800%	1,500,000	1,699,748
06/15/2030	2.100%	750,000	752,503
10/15/2049	3.700%	800,000	872,623

The accompanying Notes to Financial Statements are an integral part of this statement.
130	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Crown Castle International Corp.
03/01/2027	4.000%	611,000	694,729
07/01/2030	3.300%	2,158,000	2,373,641
01/15/2031	2.250%	1,470,000	1,483,059
Rogers Communications, Inc.
05/01/2049	4.350%	550,000	672,307
T-Mobile U.S.A., Inc.(a)
04/15/2025	3.500%	4,816,000	5,248,627
04/15/2027	3.750%	4,962,000	5,500,955
04/15/2030	3.875%	6,234,000	6,938,739
T-Mobile USA, Inc.(a)
02/15/2026	1.500%	3,646,000	3,647,195
02/15/2028	2.050%	4,484,000	4,491,660
02/15/2031	2.550%	3,554,000	3,578,751
Vodafone Group PLC
05/30/2048	5.250%	400,000	518,810
06/19/2049	4.875%	1,070,000	1,358,534
09/17/2050	4.250%	1,427,000	1,662,905
Total			43,655,018
Wirelines 1.1%
AT&T, Inc.
02/15/2022	3.000%	1,155,000	1,202,658
06/30/2022	3.000%	1,852,000	1,935,395
02/17/2023	3.600%	1,390,000	1,490,913
03/11/2024	3.900%	829,000	911,394
01/15/2025	3.950%	843,000	940,279
05/15/2025	3.400%	2,909,000	3,192,504
06/01/2027	2.300%	5,203,000	5,388,356
02/15/2030	4.300%	2,284,000	2,674,802
06/01/2031	2.750%	2,413,000	2,513,241
05/15/2035	4.500%	695,000	819,730
03/01/2037	5.250%	434,000	537,927
03/01/2039	4.850%	731,000	882,921
08/15/2040	6.000%	875,000	1,172,151
06/01/2041	3.500%	1,889,000	1,979,510
10/15/2041	5.375%	581,000	728,177
12/15/2043	5.350%	353,000	445,496
03/09/2048	4.500%	1,403,000	1,634,428
02/15/2050	5.150%	697,000	889,062
06/01/2051	3.650%	764,000	801,621
06/01/2060	3.850%	804,000	857,330
Deutsche Telekom AG(a)
01/21/2050	3.625%	792,000	877,695
Deutsche Telekom International Finance BV(a)
01/19/2027	3.600%	402,000	449,827
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,120,578
Telefonica Emisiones SAU
02/16/2021	5.462%	120,000	123,426
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
11/01/2024	3.500%	1,754,000	1,939,221
08/15/2026	2.625%	75,000	81,596
03/22/2027	3.000%	755,000	836,952
02/08/2029	3.875%	235,000	277,052
12/03/2029	4.016%	1,086,000	1,298,384
03/22/2030	3.150%	2,395,000	2,697,780
11/01/2034	4.400%	5,075,000	6,292,173
01/15/2036	4.272%	1,114,000	1,374,132
03/16/2037	5.250%	457,000	620,906
08/21/2046	4.862%	1,087,000	1,473,744
09/15/2048	4.522%	979,000	1,294,043
03/15/2055	4.672%	575,000	782,809
Total			52,538,213
Total Corporate Bonds & Notes (Cost $1,342,523,086)			1,427,547,753

Foreign Government Obligations(k) 1.4%

Canada 0.0%
Hydro-Quebec
02/01/2021	9.400%	750,000	788,927
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	867,636
Total			1,656,563
Colombia 0.2%
Colombia Government International Bond
02/26/2024	4.000%	893,000	939,290
04/15/2031	3.125%	2,678,000	2,659,633
09/18/2037	7.375%	150,000	205,219
05/15/2049	5.200%	200,000	234,443
05/15/2051	4.125%	870,000	874,706
Ecopetrol SA
01/16/2025	4.125%	300,000	300,648
06/26/2026	5.375%	580,000	609,692
04/29/2030	6.875%	1,257,000	1,439,756
05/28/2045	5.875%	800,000	840,599
Total			8,103,986
Germany 0.1%
Landwirtschaftliche Rentenbank
05/27/2025	0.500%	4,606,000	4,611,818
Indonesia 0.1%
Indonesia Government International Bond
04/15/2070	4.450%	1,477,000	1,698,497
PT Hutama Karya Persero(a)
05/11/2030	3.750%	903,000	950,460
Total			2,648,957

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	131

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Israel 0.0%
Israel Government International Bond
04/03/2120	4.500%	763,000	989,620
State of Israel
01/15/2050	3.375%	821,000	903,521
Total			1,893,141
Japan 0.1%
Japan Bank for International Cooperation
10/17/2024	1.750%	2,034,000	2,128,683
Mexico 0.4%
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	176,286
Mexico Government International Bond
01/30/2025	3.600%	757,000	802,166
04/27/2025	3.900%	1,960,000	2,097,676
01/21/2026	4.125%	1,673,000	1,807,011
04/22/2029	4.500%	4,312,000	4,683,559
04/16/2030	3.250%	2,896,000	2,871,979
03/08/2044	4.750%	2,090,000	2,191,898
01/15/2047	4.350%	479,000	479,697
02/10/2048	4.600%	722,000	747,403
04/27/2051	5.000%	1,043,000	1,126,050
10/12/2110	5.750%	458,000	508,209
Total			17,491,934
Netherlands 0.0%
MDGH - GMTN BV(a)
11/07/2029	2.875%	1,403,000	1,472,316
Norway 0.1%
Equinor ASA
01/22/2026	1.750%	1,151,000	1,179,654
09/23/2027	7.250%	400,000	538,566
05/22/2030	2.375%	768,000	799,166
11/18/2049	3.250%	552,000	588,361
Total			3,105,747
Panama 0.0%
Panama Government International Bond
04/16/2050	4.500%	275,000	336,358
Paraguay 0.1%
Paraguay Government International Bond(a)
04/28/2031	4.950%	1,350,000	1,505,250
03/30/2050	5.400%	2,073,000	2,360,236
Total			3,865,486
Foreign Government Obligations(k) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.0%
Peruvian Government International Bond
01/23/2026	2.392%	909,000	945,421
01/23/2031	2.783%	529,000	564,131
11/18/2050	5.625%	98,000	154,772
Total			1,664,324
Qatar 0.1%
Qatar Government International Bond(a)
04/16/2025	3.400%	2,936,000	3,195,654
04/16/2030	3.750%	2,185,000	2,492,716
Total			5,688,370
Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	402,825
10/10/2024	3.500%	310,000	321,836
Total			724,661
Sweden 0.1%
Svensk Exportkredit AB
04/06/2023	0.750%	4,037,000	4,072,500
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2025	2.500%	4,321,000	4,545,699
Total Foreign Government Obligations (Cost $60,750,983)			64,010,543

Inflation-Indexed Bonds 0.0%

United States 0.0%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,132,790	1,148,190
01/15/2029	2.500%	1,194,170	1,531,022
Total			2,679,212
Total Inflation-Indexed Bonds (Cost $2,474,517)			2,679,212

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	561,805

The accompanying Notes to Financial Statements are an integral part of this statement.
132	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08/01/2049	6.750%	1,455,000	2,570,359
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	3,067,201
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	674,424
Total			6,311,984
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	1,409,545
Joint Power Authority 0.1%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	2,053,728
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	2,455,930
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,191,729
Total			3,647,659
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	591,304
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	493,193
Series 2010
11/01/2040	7.600%	260,000	477,300
Total			970,493
Turnpike / Bridge / Toll Road 0.1%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	2,053,436
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014-A
10/01/2114	4.814%	411,000	589,386
Total Municipal Bonds (Cost $14,012,457)			18,189,340

Residential Mortgage-Backed Securities - Agency 28.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	1,198,862	1,365,181
05/01/2031- 05/01/2050	2.500%	4,108,937	4,290,740
12/01/2032- 11/01/2049	4.000%	64,589,174	70,676,530
03/01/2033- 02/01/2050	3.000%	1,565,546	1,667,065
06/01/2035- 04/01/2036	5.500%	100,684	113,552
09/01/2037	6.000%	867,800	1,013,466
02/01/2048- 11/01/2049	3.500%	10,156,607	10,860,420
05/01/2048- 12/01/2048	5.000%	8,211,084	9,118,204
06/01/2048- 08/01/2049	4.500%	46,806,071	51,723,849
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	4,661,307	4,950,080
CMO Series 2127 Class PG
02/15/2029	6.250%	191,676	210,602
CMO Series 2165 Class PE
06/15/2029	6.000%	71,031	80,892

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	133

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2326 Class ZQ
06/15/2031	6.500%	369,123	419,037
CMO Series 2399 Class TH
01/15/2032	6.500%	180,314	212,532
CMO Series 2517 Class Z
10/15/2032	5.500%	158,148	175,444
CMO Series 2557 Class HL
01/15/2033	5.300%	326,300	377,619
CMO Series 262 Class 35
07/15/2042	3.500%	4,480,186	5,018,851
CMO Series 2752 Class EZ
02/15/2034	5.500%	863,337	989,686
CMO Series 2764 Class ZG
03/15/2034	5.500%	572,990	660,513
CMO Series 2953 Class PG
03/15/2035	5.500%	3,039,133	3,535,102
CMO Series 2986 Class CH
06/15/2025	5.000%	295,595	314,223
CMO Series 2989 Class TG
06/15/2025	5.000%	238,110	252,885
CMO Series 299 Class 300
01/15/2043	3.000%	733,957	777,511
CMO Series 2990 Class UZ
06/15/2035	5.750%	1,003,717	1,163,411
CMO Series 3101 Class UZ
01/15/2036	6.000%	303,061	364,076
CMO Series 3123 Class AZ
03/15/2036	6.000%	373,047	433,803
CMO Series 3143 Class BC
02/15/2036	5.500%	376,169	431,091
CMO Series 3164 Class MG
06/15/2036	6.000%	112,507	122,782
CMO Series 3195 Class PD
07/15/2036	6.500%	265,684	308,264
CMO Series 3200 Class AY
08/15/2036	5.500%	259,380	303,475
CMO Series 3213 Class JE
09/15/2036	6.000%	422,602	496,685
CMO Series 3229 Class HE
10/15/2026	5.000%	579,433	619,275
CMO Series 3402 Class NC
12/15/2022	5.000%	68,696	71,044
CMO Series 3423 Class PB
03/15/2038	5.500%	827,231	964,316
CMO Series 3453 Class B
05/15/2038	5.500%	30,730	34,989
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3461 Class Z
06/15/2038	6.000%	1,570,010	1,814,576
CMO Series 3501 Class CB
01/15/2039	5.500%	358,738	417,646
CMO Series 3684 Class CY
06/15/2025	4.500%	1,299,297	1,379,219
CMO Series 3704 Class CT
12/15/2036	7.000%	545,708	665,740
CMO Series 3704 Class DT
11/15/2036	7.500%	519,874	638,786
CMO Series 3704 Class ET
12/15/2036	7.500%	376,197	468,312
CMO Series 3707 Class B
08/15/2025	4.500%	1,285,517	1,365,866
CMO Series 3819 Class ZQ
04/15/2036	6.000%	588,260	700,986
CMO Series 3827 Class BM
08/15/2039	5.500%	100,080	102,142
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,246,861
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	2,214,603
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	1,059,562
CMO Series 4205 Class PA
05/15/2043	1.750%	4,071,639	4,195,825
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,336,086
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	2,235,272
CMO Series 4426 Class QC
07/15/2037	1.750%	1,841,898	1,902,263
CMO Series 4705 Class A
09/15/2042	4.500%	1,293,004	1,328,563
CMO Series 4763 Class CA
09/15/2038	3.000%	438,667	473,016
CMO Series 4767 Class KA
03/15/2048	3.000%	455,396	493,270
CMO Series 4786 Class DP
07/15/2042	4.500%	561,081	567,934
CMO Series 4838 Class KZ
09/15/2048	4.000%	5,344,103	5,799,069
CMO Series 4880 Class DA
05/15/2050	3.000%	2,414,032	2,589,391
CMO Series 4988 Class AF
08/15/2040	0.540%	7,477,000	7,465,317

The accompanying Notes to Financial Statements are an integral part of this statement.
134	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series R006 Class ZA
04/15/2036	6.000%	447,399	536,586
CMO Series R007 Class ZA
05/15/2036	6.000%	857,457	1,019,759
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	549,026	593,898
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.188% 07/01/2036	3.853%	63,863	66,895
12-month USD LIBOR + 1.849% Cap 9.066% 07/01/2040	4.071%	194,946	203,795
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR + 14.483% Cap 14.483% 01/15/2033	14.145%	121,716	168,902
CMO Series 343 Class F4
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 9,999.000% 10/15/2037	0.720%	1,494,054	1,487,719
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	414,323	465,110
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2040	0.685%	551,212	552,255
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	0.770%	683,517	682,098
CMO Series 4087 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 05/15/2039	0.635%	365,801	366,169
CMO Series 4846 Class PF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 12/15/2048	0.535%	507,220	506,857
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	2.889%	596,483	602,465
Federal Home Loan Mortgage Corp.(l)
CMO Series 3077 Class TO
04/15/2035	0.000%	108,121	105,226
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3100 Class
01/15/2036	0.000%	159,201	150,414
CMO Series 3117 Class OG
02/15/2036	0.000%	81,709	77,752
CMO Series 3181 Class OH
07/15/2036	0.000%	346,377	324,831
CMO Series 3316 Class JO
05/15/2037	0.000%	14,342	13,657
CMO Series 3607 Class TO
10/15/2039	0.000%	267,654	250,111
CMO STRIPS Series 197 Class
04/01/2028	0.000%	136,142	132,172
CMO STRIPS Series 310 Class
09/15/2043	0.000%	1,717,616	1,584,651
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR + 6.370% Cap 6.370% 10/15/2037	6.185%	2,209,184	515,244
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 11/15/2037	5.815%	46,029	7,084
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2038	5.865%	101,892	16,082
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/15/2039	5.915%	61,910	9,606
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 12/15/2039	6.065%	282,749	56,282
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	5.815%	489,470	92,655
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	5.815%	585,962	107,580

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	135

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR + 7.700% Cap 7.700% 08/15/2036	7.515%	338,164	84,705
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class CU
11/15/2021	6.959%	14,400	14,600
CMO Series 3688 Class GT
11/15/2046	7.385%	369,605	438,979
CMO Series 4272 Class W
04/15/2040	5.657%	1,999,591	2,286,766
Federal Home Loan Mortgage Corp.(g)
CMO Series 3714 Class IP
08/15/2040	5.000%	525,538	60,637
CMO Series 3800 Class AI
11/15/2029	4.000%	224,897	3,045
Federal Home Loan Mortgage Corp.(c),(g)
CMO Series 3802 Class LS
01/15/2040	3.203%	620,188	33,688
Federal National Mortgage Association
05/01/2022	7.500%	7,437	7,494
01/01/2023- 11/01/2048	6.000%	767,922	862,658
02/01/2024- 10/01/2038	6.500%	2,218,429	2,595,725
11/01/2028- 08/01/2031	2.500%	2,752,789	2,887,375
05/01/2033- 02/01/2050	3.500%	29,159,530	31,344,033
07/01/2033- 01/01/2059	4.000%	122,098,895	134,397,985
11/01/2033- 06/01/2049	5.500%	7,333,350	8,314,111
05/01/2034- 01/01/2059	4.500%	67,927,003	76,084,128
12/01/2034- 05/01/2050	3.000%	31,740,203	33,660,432
01/01/2036- 11/01/2049	5.000%	64,209,870	73,087,151
11/01/2037- 01/01/2039	7.000%	589,599	701,321
CMO Series 1999-7 Class AB
03/25/2029	6.000%	147,501	167,662
CMO Series 2001-60 Class PX
11/25/2031	6.000%	213,577	248,436
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	708,885	806,199
CMO Series 2002-78 Class Z
12/25/2032	5.500%	252,022	292,855
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	2,756,912	3,165,337
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	1,068,885	1,223,251
CMO Series 2004-65 Class LT
08/25/2024	4.500%	129,326	135,521
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	2,192,362	2,519,602
CMO Series 2005-121 Class DX
01/25/2026	5.500%	308,280	329,713
CMO Series 2006-105 Class ME
11/25/2036	5.500%	677,462	790,765
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	800,435	926,078
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	208,750	237,763
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	196,050	225,271
CMO Series 2007-116 Class PB
08/25/2035	5.500%	211,672	248,356
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	294,564	333,567
CMO Series 2007-42 Class B
05/25/2037	6.000%	209,438	244,748
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	482,855	564,949
CMO Series 2008-80 Class GP
09/25/2038	6.250%	31,053	36,096
CMO Series 2009-59 Class HB
08/25/2039	5.000%	448,618	511,758
CMO Series 2009-60 Class HT
08/25/2039	6.000%	442,976	525,433
CMO Series 2009-79 Class UA
03/25/2038	7.000%	40,005	46,247
CMO Series 2009-W1 Class A
12/25/2049	6.000%	950,630	1,101,065
CMO Series 2010-111 Class AM
10/25/2040	5.500%	1,764,915	2,107,478
CMO Series 2010-148 Class MA
02/25/2039	4.000%	41,374	41,561
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,200,000	1,459,910
CMO Series 2010-83 Class DN
12/25/2020	4.500%	40,847	40,950
CMO Series 2011-118 Class MT
11/25/2041	7.000%	676,554	823,507

The accompanying Notes to Financial Statements are an integral part of this statement.
136	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-118 Class NT
11/25/2041	7.000%	767,681	916,566
CMO Series 2011-31 Class DB
04/25/2031	3.500%	3,143,929	3,397,417
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	321,345	374,139
CMO Series 2011-44 Class EB
05/25/2026	3.000%	1,799,510	1,872,533
CMO Series 2011-46 Class B
05/25/2026	3.000%	3,892,636	4,056,055
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	1,575,282	1,855,085
CMO Series 2012-151 Class NX
01/25/2043	1.500%	1,485,768	1,532,989
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	3,361,322
CMO Series 2013-100 Class WB
10/25/2033	3.000%	3,000,000	3,302,742
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	3,281,104
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,575,000	2,852,126
CMO Series 2013-30 Class CA
04/25/2043	1.500%	443,764	452,999
CMO Series 2013-43 Class BP
05/25/2043	1.750%	5,459,415	5,672,910
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	1,063,173
CMO Series 2013-81 Class TA
02/25/2043	3.000%	2,500,000	2,584,344
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,749,026
CMO Series 2014-73 Class MA
11/25/2044	2.500%	1,198,021	1,276,646
CMO Series 2015-84 Class PA
08/25/2033	1.700%	4,548,047	4,699,820
CMO Series 2016-48 Class MA
06/25/2038	2.000%	5,989,187	6,201,989
CMO Series 2016-57 Class PC
06/25/2046	1.750%	8,762,496	9,046,395
CMO Series 2017-13 Class PA
08/25/2046	3.000%	62,753	67,137
CMO Series 2017-42 Class H
11/25/2043	3.000%	1,164,804	1,205,313
CMO Series 2018-14 Class KC
03/25/2048	3.000%	131,644	141,829
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-15 Class AB
03/25/2048	3.000%	71,071	76,531
CMO Series 2018-8 Class KL
03/25/2047	2.500%	1,818,363	1,905,582
CMO Series 2019-25 Class PA
05/25/2048	3.000%	3,306,281	3,552,331
CMO Series 2019-35 Class A
07/25/2049	3.000%	1,372,021	1,444,785
CMO Series 2019-35 Class MB
07/25/2049	3.000%	1,998,812	2,145,423
CMO Series 2019-8 Class GA
03/25/2049	3.000%	8,452,000	8,874,150
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	5,600,000	6,012,493
CMO Series G94-8 Class K
07/17/2024	8.000%	97,786	107,682
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	311,644	332,255
Series 2012-M5 Class A2
02/25/2022	2.715%	1,170,009	1,197,580
Series 2013-M9 Class A2
01/25/2023	2.389%	1,434,861	1,484,066
Federal National Mortgage Association(m)
09/01/2032	3.500%	2,979,336	3,133,211
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% Floor 2.500%, Cap 11.256% 03/01/2036	4.032%	260,186	275,952
12-month USD LIBOR + 1.579% Floor 1.579%, Cap 7.755% 06/01/2045	2.755%	1,393,887	1,446,221
12-month USD LIBOR + 1.585% Floor 1.585%, Cap 7.662% 01/01/2046	2.662%	4,965,063	5,153,943
CMO Series 2003-130 Class CS
-2.0 x 1-month USD LIBOR + 14.100% Cap 14.100% 12/25/2033	13.731%	5,777	5,965
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	0.585%	176,661	176,125
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR + 24.200% Cap 24.200% 09/25/2035	23.462%	59,168	97,065

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	137

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	0.405%	370,254	368,827
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% Floor 0.250% 06/27/2036	0.435%	223,015	216,311
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR + 11.588% Cap 11.588% 04/25/2040	11.172%	61,969	79,275
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR + 17.667% Cap 17.667% 04/25/2040	17.052%	397,434	560,976
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR + 12.660% Cap 12.660% 03/25/2040	12.291%	322,593	408,012
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 6.500% 08/25/2041	0.735%	179,136	179,810
Federal National Mortgage Association(b),(g)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR + 8.500% Cap 8.500% 02/25/2024	8.316%	38,367	4,353
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2036	6.466%	162,923	35,204
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 06/25/2036	6.416%	871,375	206,829
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR + 6.520% Cap 6.520% 07/25/2036	6.336%	336,212	61,107
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	6.516%	911,579	222,346
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/25/2026	6.466%	395,787	43,923
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 12/25/2037	6.166%	459,444	97,063
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 07/25/2037	6.436%	152,871	25,385
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 07/25/2037	6.216%	819,031	168,692
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 07/25/2037	6.346%	286,661	47,272
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 01/25/2040	6.066%	272,577	59,550
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 03/25/2039	6.466%	82,623	11,879
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2039	5.816%	507,299	87,202
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR + 6.750% Cap 6.750% 09/25/2039	6.566%	386,085	73,370

The accompanying Notes to Financial Statements are an integral part of this statement.
138	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR + 4.440% Cap 4.440% 11/25/2040	4.256%	1,219,615	157,393
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 01/25/2041	6.346%	1,636,435	389,704
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR + 6.420% Cap 6.420% 04/25/2040	6.236%	171,138	27,712
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 05/25/2040	6.216%	136,173	28,280
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 07/25/2040	4.816%	913,072	131,750
Federal National Mortgage Association(c)
CMO Series 2003-W16 Class AF5
11/25/2033	4.560%	500,836	558,972
CMO Series 2010-61 Class WA
06/25/2040	6.014%	124,789	145,396
CMO Series 2011-2 Class WA
02/25/2051	5.849%	134,896	154,995
CMO Series 2011-43 Class WA
05/25/2051	5.894%	201,295	234,886
Federal National Mortgage Association(l)
CMO Series 2006-113 Class
07/25/2036	0.000%	13,388	13,343
CMO Series 2006-15 Class OP
03/25/2036	0.000%	153,215	145,194
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	248,613	227,754
CMO Series 2009-86 Class BO
03/25/2037	0.000%	72,086	68,629
CMO Series 2013-101 Class DO
10/25/2043	0.000%	1,918,586	1,737,717
CMO Series 2013-128 Class
12/25/2043	0.000%	1,349,947	1,191,222
CMO Series 2013-92 Class
09/25/2043	0.000%	1,375,591	1,274,562
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	83,978	82,785
Federal National Mortgage Association(g)
CMO Series 2009-71 Class BI
08/25/2024	4.500%	5,167	20
CMO Series 2009-86 Class IP
10/25/2039	5.500%	117,363	21,139
CMO Series 2010-155 Class KI
01/25/2021	3.000%	41,762	202
Federal National Mortgage Association(c),(g)
CMO Series 2011-30 Class LS
04/25/2041	2.880%	495,839	31,977
Government National Mortgage Association
09/20/2038	7.000%	77,345	92,940
08/20/2039	6.000%	314,639	358,733
05/20/2045- 04/20/2050	4.000%	33,898,310	36,654,856
08/15/2047- 04/20/2050	4.500%	30,939,201	33,944,618
01/20/2048- 03/20/2050	3.500%	40,003,151	43,035,535
03/20/2048- 03/20/2049	5.000%	35,233,255	38,574,907
02/20/2050- 03/20/2050	3.000%	9,427,522	10,030,358
04/20/2063	4.349%	681,648	690,821
05/20/2063	4.315%	655,028	663,067
05/20/2063	4.327%	811,662	823,867
06/20/2063	4.237%	1,623,127	1,645,615
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	565,725	652,819
CMO Series 2005-26 Class XY
03/20/2035	5.500%	530,739	612,527
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	652,915	739,990
CMO Series 2006-17 Class JN
04/20/2036	6.000%	243,574	282,890
CMO Series 2006-33 Class NA
01/20/2036	5.000%	51,067	51,518
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	811,657	938,160
CMO Series 2006-69 Class MB
12/20/2036	5.500%	918,015	1,058,943
CMO Series 2008-23 Class PH
03/20/2038	5.000%	782,305	868,600
CMO Series 2009-104 Class AB
08/16/2039	7.000%	757,382	854,247
CMO Series 2010-130 Class CP
10/16/2040	7.000%	429,337	521,213

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	139

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	571,461	572,475
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	266,914	267,378
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	434,918	435,700
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	1,173,839	1,177,659
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	1,739,709	1,802,037
CMO Series 2019-132 Class NA
09/20/2049	3.500%	2,775,631	2,862,913
CMO Series 2019-31 Class JC
03/20/2049	3.500%	1,677,915	1,771,138
Government National Mortgage Association(c)
03/20/2048	4.761%	5,917,723	6,721,986
CMO Series 2010-H17 Class XQ
07/20/2060	5.300%	94,418	99,425
CMO Series 2011-137 Class WA
07/20/2040	5.569%	837,912	990,948
CMO Series 2012-141 Class WC
01/20/2042	3.687%	623,752	693,628
CMO Series 2013-54 Class WA
11/20/2042	4.788%	1,418,334	1,619,228
CMO Series 2013-75 Class WA
06/20/2040	5.155%	429,130	494,338
Government National Mortgage Association(b),(g)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2035	5.910%	731,791	144,770
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR + 6.680% Cap 6.680% 07/20/2037	6.490%	517,476	112,132
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2038	5.960%	477,242	76,220
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/20/2038	5.710%	586,178	111,156
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR + 7.300% Cap 7.300% 12/20/2038	7.110%	498,637	105,873
CMO Series 2009-102 Class SM
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 06/16/2039	6.205%	36,712	502
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2038	5.810%	826,198	153,051
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/16/2039	5.905%	360,301	55,183
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/16/2039	5.855%	235,754	36,859
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/16/2039	6.055%	610,865	125,255
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR + 6.090% Cap 6.090% 09/20/2039	5.900%	790,513	165,530
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 06/20/2037	6.510%	945,129	212,391
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 05/20/2041	6.410%	479,988	90,316
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR + 23.275% Cap 23.275% 04/20/2037	22.610%	84,976	128,582

The accompanying Notes to Financial Statements are an integral part of this statement.
140	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.500% 12/20/2061	0.853%	1,322,517	1,323,009
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	1.716%	27,003	27,084
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	0.953%	24,094	24,145
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% Floor 0.550% 07/20/2062	0.853%	20,820	20,824
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% Floor 0.580% 09/20/2062	0.883%	51,044	51,066
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% Floor 0.515%, Cap 11.500% 10/20/2062	0.818%	1,241,950	1,241,497
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 01/20/2063	0.803%	22,692	22,682
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	1.416%	110,867	110,693
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 10.500% 03/20/2063	0.773%	1,418,606	1,416,547
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% Floor 0.410%, Cap 11.000% 03/20/2063	0.713%	1,040,406	1,037,347
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 04/20/2063	0.783%	1,800,274	1,798,365
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 04/20/2063	0.803%	2,241,993	2,239,378
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% Floor 0.750% 09/20/2063	1.053%	3,480,201	3,495,034
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% Floor 0.700% 09/20/2063	1.003%	3,344,880	3,356,725
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 09/20/2065	0.823%	1,446,684	1,445,868
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 10/20/2065	1.536%	747,461	747,020
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 11/20/2065	0.903%	6,013,488	6,028,777
CMO Series 2020-H05 Class FK
1-month USD LIBOR + 0.610% Floor 0.610% 03/20/2070	0.800%	5,526,291	5,547,141
Government National Mortgage Association(l)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	86,421	81,733
CMO Series 2010-14 Class AO
12/20/2032	0.000%	19,497	19,451
CMO Series 2010-157 Class OP
12/20/2040	0.000%	566,762	541,590
Government National Mortgage Association(g)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	633,874	144,426
Government National Mortgage Association TBA(i)
09/21/2046	2.500%	15,400,000	16,145,336
09/19/2049	3.000%	16,700,000	17,626,980
08/20/2050	2.000%	4,100,000	4,244,461
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	3,497,928	4,261,763
Uniform Mortgage-Backed Security TBA(i)
07/18/2028- 09/14/2050	2.000%	102,795,000	105,849,195
07/16/2035- 08/13/2050	2.500%	200,100,000	208,187,778
07/14/2050	3.000%	11,300,000	11,901,195
Total Residential Mortgage-Backed Securities - Agency (Cost $1,273,971,050)			1,312,318,310

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	141

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 2.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	4,280,289	4,307,670
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	732,450	748,185
Asset-Backed Funding Certificates Trust(c)
CMO Series 2005-AG1 Class A4
01/25/2034	5.010%	129,290	131,311
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	61,876	65,330
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	3.175%	44,886	44,449
CMO Series 2003-7 Class 6A
10/25/2033	3.937%	185,963	181,916
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class 1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 07/25/2034	0.825%	64,666	64,707
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% Floor 0.900%, Cap 11.000% 12/25/2033	1.085%	257,186	228,726
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-1 Class A1
10/26/2048	3.613%	1,025,541	1,054,870
CMO Series 2019-2 Class A1
07/25/2049	2.880%	1,617,450	1,656,412
CMO Series 2019-3 Class A1
11/25/2059	2.724%	1,884,923	1,926,620
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	3.988%	338,151	329,678
CMO Series 2007-A1 Class 2A1
02/25/2037	3.512%	111,172	108,456
CMO Series 2007-A1 Class 7A1
02/25/2037	3.657%	72,961	70,627
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	73,291	73,732
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	164,311	170,331
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	4.275%	197,226	189,586
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A1
03/25/2049	3.705%	602,428	619,523
CMO Series 2019-2 Class A1
05/25/2049	3.337%	1,128,464	1,151,151
CMO Series 2020-2 Class A1
03/25/2065	1.853%	1,972,611	1,983,010
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	189,418	197,000
CMO Series 2004-3 Class A26
04/25/2034	5.500%	102,677	106,788
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	213,568	218,275
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	73,440	75,836
CMO Series 2004-5 Class 3A1
09/25/2034	5.250%	27,288	25,015
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	117,697	121,045
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	128,511	132,431
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	167,256	172,148
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2010-17R Class 1A1
06/26/2036	3.799%	4,761	4,752
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	2,896,728
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	2,428,841	2,290,025
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	585,736	610,210
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.000% 09/25/2035	0.535%	635,415	535,006
GSMPS Mortgage Loan Trust(a),(c),(g)
CMO Series 2005-RP3 Class 1AS
09/25/2035	3.954%	492,182	71,567
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	189,628	196,343

The accompanying Notes to Financial Statements are an integral part of this statement.
142	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 5.500% 06/25/2035	0.685%	11,774	10,913
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	4.092%	717,248	716,656
Headlands Residential(a)
CMO Series 2018-RPL1 Class A
06/25/2023	4.250%	3,125,000	3,175,007
Headlands Residential LLC(a),(c)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	2,690,000	2,660,319
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	3,600,000	3,565,017
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 10.250% 05/25/2035	0.785%	187,705	170,033
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	4.879%	99,869	102,516
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 05/25/2036	0.535%	102,670	94,573
CMO Series 2006-2 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 08/25/2036	0.535%	82,558	81,501
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	4.098%	230,224	228,155
CMO Series 2007-A1 Class 5A5
07/25/2035	3.968%	185,362	179,355
LHOME Mortgage Trust(a)
CMO Series 2019-RTL3 Class A1
07/25/2024	3.868%	3,640,000	3,648,963
CMO Series 2020-RTL1 Class A1
10/25/2024	3.228%	5,550,000	5,498,718
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	4.331%	128,038	125,861
CMO Series 2004-13 Class 3A7
11/21/2034	4.088%	232,968	232,655
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	34,886	35,127
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	144,325	148,157
CMO Series 2004-2 Class A2
08/25/2032	6.500%	227,312	235,019
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% Floor 0.780%, Cap 11.750% 03/25/2028	0.965%	88,373	83,784
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% Floor 0.620%, Cap 11.750% 10/25/2028	0.805%	319,990	311,423
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% Floor 0.460%, Cap 11.750% 04/25/2029	0.645%	266,985	251,309
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.750% 01/25/2030	2.524%	74,994	71,084
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	3.413%	189,662	184,444
CMO Series 2004-A4 Class A2
08/25/2034	3.834%	227,312	227,637
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.621%	214,817	230,795
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	132,044	129,693
NCUA Guaranteed Notes(b)
CMO Series 2010-R3 Class 1A
1-month USD LIBOR + 0.560% Floor 0.560%, Cap 8.000% 12/08/2020	0.734%	437,140	436,347
NCUA Guaranteed Notes
CMO Series 2010-R3 Class 3A
12/08/2020	2.400%	12,992	13,019
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM2 Class A1
04/25/2049	3.600%	783,752	802,374
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	1,280,680	1,279,156

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	143

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oportun Funding VII LLC(a)
CMO Series 2017-B Class A
10/10/2023	3.220%	736,000	731,069
PRPM LLC(a),(c)
CMO Series 2020-1A Class A1
02/25/2025	2.981%	4,153,386	4,114,027
RALI Trust
CMO Series 2004-QS3 Class CB
03/25/2020	5.000%	1,030	975
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	157,781	161,768
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	235,512	246,570
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	4.009%	291,267	285,528
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,764,210
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	3,095,569	3,405,134
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	5,397,759	5,722,798
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% Floor 0.760%, Cap 12.500% 04/20/2033	0.950%	562,922	541,868
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 01/20/2034	0.830%	499,471	481,640
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.500% 12/20/2034	0.790%	505,940	482,623
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% Floor 0.320%, Cap 11.500% 01/20/2035	0.745%	208,404	187,723
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class A1
09/25/2059	2.703%	1,312,151	1,308,228
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A1
08/25/2049	2.610%	1,411,556	1,431,019
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class A1
02/25/2050	2.275%	2,963,914	2,983,051
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	3.798%	100,386	97,130
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.660%, Cap 11.000% 10/19/2034	0.854%	336,381	324,690
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 11.000% 07/19/2035	0.694%	168,556	159,264
Structured Asset Securities Corp.(c)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	337,278	353,185
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	3.743%	323,466	316,466
CMO Series 2003-40A Class 3A2
01/25/2034	3.520%	173,691	171,438
CMO Series 2004-6XS Class A5A
03/25/2034	6.030%	139,141	141,490
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	6.050%	166,969	169,785
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	3.470%	141,454	137,608
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	2,494,000	2,491,632
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	4,600,000	4,538,136
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	189,162	220,965
Vericrest Opportunity Loan Transferee LXIV LLC(a)
Series 2017-NP11 Class A1
10/25/2047	3.375%	1,119,586	1,118,912
Vericrest Opportunity Loan Transferee LXXXIII LLC(a),(c)
CMO Series 2019-NPL9 Class A1A
11/26/2049	3.327%	2,626,443	2,621,815
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(c)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	2,389,898	2,374,728

The accompanying Notes to Financial Statements are an integral part of this statement.
144	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(c)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	3,054,274	3,024,433
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(c)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	3,832,750	3,779,132
Vericrest Opportunity Loan Trust(a),(c)
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	2,413,875	2,411,146
CMO Series 2020-NPL2 Class A1A
02/25/2050	2.981%	5,547,794	5,494,355
Verus Securitization(a),(h)
CMO Series 2020-INV1 Class A1
04/25/2060	1.977%	2,927,812	2,932,311
Verus Securitization Trust(a),(c)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	605,742	617,471
CMO Series 2019-2 Class A1
04/25/2059	3.211%	1,907,387	1,944,166
CMO Series 2019-3 Class A1
07/25/2059	2.784%	2,696,913	2,750,086
CMO Series 2019-4 Class A1
11/25/2059	2.642%	3,857,629	3,891,067
CMO Series 2019-INV1 Class A1
12/25/2059	3.402%	1,115,238	1,141,311
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	1,427,715	1,454,498
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	897,486	909,263
CMO Series 2020-1 Class A1
01/25/2060	2.417%	3,974,224	3,998,868
CMO Series 2020-2 Class A1
05/25/2060	2.226%	4,187,490	4,192,058
Visio Trust(a),(c)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	736,099	758,465
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	4.134%	328,350	312,710
CMO Series 2003-AR5 Class A7
06/25/2033	3.740%	114,553	110,906
CMO Series 2003-AR6 Class A1
06/25/2033	3.101%	139,359	137,065
CMO Series 2003-AR7 Class A7
08/25/2033	4.124%	166,938	161,180
CMO Series 2004-AR3 Class A2
06/25/2034	3.665%	102,411	98,723
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	38,366	38,847
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	4.326%	275,988	274,332
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $126,582,583)			127,206,937

U.S. Government & Agency Obligations 1.0%

Federal Home Loan Banks
10/24/2029	4.000%	1,600,000	2,002,392
Federal National Mortgage Association(j)
STRIPS
05/15/2030	0.000%	3,750,000	3,295,834
Israel Government AID Bond(j)
11/01/2024	0.000%	10,385,000	9,886,711
Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,493,827
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,567,145
Residual Funding Corp.(j)
STRIPS
10/15/2020	0.000%	7,500,000	7,477,443
Resolution Funding Corp.(j)
10/15/2027	0.000%	470,000	423,278
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	7,576,340
09/15/2060	4.625%	835,000	1,301,575
09/15/2065	4.250%	1,423,000	2,133,371
Tennessee Valley Authority(j)
STRIPS
11/01/2025	0.000%	8,500,000	8,116,893
06/15/2035	0.000%	750,000	571,926
Total U.S. Government & Agency Obligations (Cost $40,421,699)			45,846,735

U.S. Treasury Obligations 22.3%

U.S. Treasury
08/31/2020	1.375%	20,000,000	20,039,063
10/31/2020	2.875%	1,000,000	1,008,906
11/15/2020	2.625%	2,900,000	2,926,621
01/31/2021	1.375%	36,959,000	37,217,424
02/15/2021	3.625%	6,600,000	6,741,797
02/28/2021	1.125%	2,500,000	2,515,625
04/30/2021	2.250%	11,226,000	11,419,824
05/15/2021	2.625%	3,975,100	4,060,037
05/15/2021	3.125%	17,466,000	17,913,566
05/31/2021	1.375%	42,751,000	43,220,259
05/31/2021	2.000%	2,000,000	2,033,359

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	145

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
09/30/2021	1.125%	5,620,000	5,686,738
10/31/2021	1.250%	7,000,000	7,100,352
10/31/2021	2.000%	1,500,000	1,536,445
11/30/2021	1.875%	4,500,000	4,608,281
01/15/2022	2.500%	1,000,000	1,035,820
02/28/2022	1.750%	11,000,000	11,288,320
03/15/2022	2.375%	8,490,000	8,809,038
05/15/2022	2.125%	1,017,000	1,054,144
05/31/2022	0.125%	7,391,000	7,385,803
06/30/2022	0.125%	93,253,000	93,198,359
07/15/2022	1.750%	46,000,000	47,480,625
08/31/2022	1.625%	6,000,000	6,188,906
09/30/2022	1.750%	5,000,000	5,177,734
05/15/2023	1.750%	5,474,000	5,721,185
06/15/2023	0.250%	21,034,000	21,080,012
06/30/2023	1.375%	4,000,000	4,143,125
08/15/2023	2.500%	7,350,000	7,881,152
10/31/2023	1.625%	8,000,000	8,381,250
02/29/2024	2.125%	5,136,000	5,495,119
05/15/2024	2.500%	640,000	696,150
06/30/2024	2.000%	565,000	604,771
08/31/2024	1.875%	742,000	792,317
11/15/2024	2.250%	837,000	909,584
12/31/2024	1.750%	57,042,700	60,839,605
04/30/2025	2.875%	525,000	590,174
05/31/2025	2.875%	20,336,000	22,897,065
06/30/2025	0.250%	10,342,000	10,322,609
11/15/2025	2.250%	1,283,000	1,413,505
02/28/2026	2.500%	7,646,000	8,559,936
05/15/2026	1.625%	395,000	423,236
08/15/2026	1.500%	284,000	302,593
11/15/2026	2.000%	1,085,000	1,191,296
12/31/2026	1.750%	3,697,800	4,005,180
02/15/2027	2.250%	502,000	560,671
05/31/2027	0.500%	11,022,000	11,032,333
06/30/2027	0.500%	386,000	386,241
08/15/2029	1.625%	60,000	65,466
05/15/2030	0.625%	6,855,000	6,836,791
05/15/2040	1.125%	21,171,000	20,975,830
11/15/2041	3.125%	4,640,000	6,281,400
11/15/2042	2.750%	56,522,000	72,401,149
02/15/2043	3.125%	2,000,000	2,711,250
05/15/2043	2.875%	7,938,000	10,366,532
11/15/2043	3.750%	7,932,000	11,806,286
02/15/2044	3.625%	16,518,000	24,180,803
05/15/2044	3.375%	5,000,000	7,071,875
08/15/2044	3.125%	4,620,000	6,300,525
11/15/2044	3.000%	25,624,000	34,308,134
02/15/2045	2.500%	11,825,000	14,583,551
08/15/2045	2.875%	13,210,000	17,404,175
08/15/2046	2.250%	12,755,000	15,124,640
08/15/2049	2.250%	3,970,000	4,773,925
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2049	2.375%	15,705,000	19,395,675
02/15/2050	2.000%	21,612,000	24,752,494
05/15/2050	1.250%	16,573,000	15,925,617
U.S. Treasury(j)
STRIPS
02/15/2021	0.000%	30,520,000	30,499,733
05/15/2021	0.000%	18,630,000	18,603,802
08/15/2021	0.000%	11,045,000	11,030,331
11/15/2021	0.000%	6,245,000	6,232,315
02/15/2022	0.000%	6,565,000	6,546,792
05/15/2022	0.000%	9,005,000	8,977,563
08/15/2022	0.000%	1,700,000	1,693,625
11/15/2022	0.000%	5,975,000	5,947,692
02/15/2023	0.000%	20,665,000	20,558,446
05/15/2023	0.000%	8,680,000	8,627,106
08/15/2023	0.000%	7,320,000	7,267,673
11/15/2023	0.000%	5,449,000	5,403,024
02/15/2024	0.000%	2,201,000	2,179,162
08/15/2024	0.000%	1,000,000	986,797
11/15/2024	0.000%	4,500,000	4,433,731
02/15/2025	0.000%	1,000,000	983,945
05/15/2025	0.000%	2,500,000	2,453,418
02/15/2026	0.000%	5,500,000	5,357,129
02/15/2031	0.000%	4,185,000	3,815,870
11/15/2031	0.000%	6,640,000	5,998,825
02/15/2032	0.000%	6,875,000	6,179,981
08/15/2032	0.000%	1,500,000	1,336,758
08/15/2033	0.000%	4,000,000	3,506,563
11/15/2033	0.000%	7,400,000	6,449,852
02/15/2034	0.000%	4,400,000	3,827,141
05/15/2034	0.000%	2,400,000	2,076,188
11/15/2034	0.000%	1,850,000	1,587,893
02/15/2035	0.000%	4,210,000	3,597,906
11/15/2041	0.000%	13,100,000	9,684,277
Total U.S. Treasury Obligations (Cost $975,133,344)			1,038,985,811

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(n),(o)	148,199,638	148,199,638
Total Money Market Funds (Cost $148,205,555)		148,199,638
Total Investments in Securities (Cost: $4,783,438,200)		5,011,639,502
Other Assets & Liabilities, Net		(346,606,640)
Net Assets		4,665,032,862

At June 30, 2020, securities and/or cash totaling $750,000 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
146	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $766,385,427, which represents 16.43% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2020, the total value of these securities amounted to $23,447,187, which represents 0.50% of total net assets.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2020, the total value of these securities amounted to $1,139,840, which represents 0.02% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2020.
(i)	Represents a security purchased on a when-issued basis.
(j)	Zero coupon bond.
(k)	Principal and interest may not be guaranteed by a governmental entity.
(l)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(m)	Represents a security purchased on a forward commitment basis.
(n)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(o)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	122,305,518	2,070,653,970	(2,044,756,295)	(3,555)	148,199,638	71,069	1,093,572	148,199,638
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	147

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	1,399,324	—	1,399,324
Asset-Backed Securities — Non-Agency	—	367,473,971	18,574,552	386,048,523
Commercial Mortgage-Backed Securities - Agency	—	303,039,553	—	303,039,553
Commercial Mortgage-Backed Securities - Non-Agency	—	123,540,518	12,627,305	136,167,823
Corporate Bonds & Notes	—	1,427,547,753	—	1,427,547,753
Foreign Government Obligations	—	64,010,543	—	64,010,543
Inflation-Indexed Bonds	—	2,679,212	—	2,679,212
Municipal Bonds	—	18,189,340	—	18,189,340
Residential Mortgage-Backed Securities - Agency	—	1,312,318,310	—	1,312,318,310
Residential Mortgage-Backed Securities - Non-Agency	—	127,206,937	—	127,206,937
U.S. Government & Agency Obligations	—	45,846,735	—	45,846,735
U.S. Treasury Obligations	843,142,273	195,843,538	—	1,038,985,811
Money Market Funds	148,199,638	—	—	148,199,638
Total Investments in Securities	991,341,911	3,989,095,734	31,201,857	5,011,639,502
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
148	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2019 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2020 ($)
Asset-Backed Securities — Non-Agency	19,685,474	(10,033)	—	(912,597)	4,285,531	(4,473,823)	—	—	18,574,552
Commercial Mortgage-Backed Securities — Non-Agency	12,772,895	(58,339)	15	(49,026)	—	(38,240)	—	—	12,627,305
Residential Mortgage-Backed Securities — Agency	7,521,722	—	—	—	(7,521,722)	—	—	—	—
Residential Mortgage-Backed Securities — Non-Agency	6,994,402	1,566	—	(240)	(6,701,222)	(294,506)	—	—	—
Total	46,974,493	(66,806)	15	(961,863)	(9,937,413)	(4,806,569)	—	—	31,201,857
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2020 was $(959,964), which is comprised of Asset-Backed Securities — Non-Agency of $(910,938) and Commercial Mortgage-Backed Securities — Non-Agency of $(49,026).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain commercial and asset-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	149

Portfolio of Investments
Variable Portfolio – Partners International Core Equity Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Argentina 1.1%
MercadoLibre, Inc.(a)	29,750	29,326,657
Australia 3.9%
Aurizon Holdings Ltd.	2,802,997	9,538,254
BHP Group Ltd.	356,010	8,863,902
BlueScope Steel Ltd.	1,748,583	14,404,568
Brambles Ltd.	166,816	1,264,865
Caltex Australia Ltd.	38,354	781,515
CIMIC Group Ltd.	225,467	3,788,886
Coles Group Ltd.	604,951	7,191,276
CSL Ltd.	18,135	3,606,853
Dexus Property Group	174,549	1,120,312
Fortescue Metals Group Ltd.	1,805,378	17,551,303
Goodman Group	233,344	2,407,698
GPT Group (The)	167,171	485,651
LendLease Group	179,716	1,553,330
Mirvac Group	5,853,941	8,842,985
Origin Energy Ltd.	178,064	724,586
Rio Tinto Ltd.	38,359	2,626,579
South32 Ltd.	9,850,991	13,946,297
Stockland	200,439	464,779
Vicinity Centres	673,095	674,647
Woolworths Group Ltd.	17,357	447,408
Total		100,285,694
Austria 0.6%
Erste Group Bank AG(a)	652,032	15,399,521
Belgium 0.8%
Ageas SA/NV	77,429	2,744,063
Colruyt SA	19,897	1,093,528
Galapagos NV(a)	23,864	4,710,222
KBC Group NV	46,342	2,662,405
Proximus SADP	95,382	1,943,608
Solvay SA	36,877	2,958,488
UCB SA	32,276	3,745,515
Total		19,857,829
Common Stocks (continued)
Issuer	Shares	Value ($)
China 1.8%
Alibaba Group Holding Ltd., ADR(a)	101,730	21,943,161
Tencent Holdings Ltd.	383,600	24,580,287
Total		46,523,448
Denmark 2.3%
Danske Bank A/S(a)	70,043	936,366
H Lundbeck A/S	32,106	1,213,107
Novo Nordisk A/S, Class B	344,553	22,446,847
Pandora A/S	228,465	12,477,500
Vestas Wind Systems A/S	219,627	22,490,422
Total		59,564,242
Finland 0.8%
KONE OYJ, Class B	56,982	3,930,015
Nokia OYJ	1,931,644	8,441,026
Orion Oyj, Class B	92,466	4,484,080
UPM-Kymmene OYJ	84,825	2,456,930
Wartsila OYJ	215,846	1,790,457
Total		21,102,508
France 6.6%
Alstom SA	22,385	1,043,162
AtoS(a)	218,544	18,736,460
BNP Paribas SA(a)	122,464	4,892,926
Bouygues SA(a)	105,055	3,598,605
Capgemini SE	69,025	7,965,587
Carrefour SA	55,994	868,358
Cie de Saint-Gobain(a)	336,551	12,143,083
CNP Assurances(a)	49,996	579,875
Credit Agricole SA(a)	190,766	1,811,454
Dassault Aviation SA(a)	1,494	1,370,741
Eiffage SA(a)	4,762	436,516
Electricite de France SA	155,500	1,445,695
Engie SA(a)	134,066	1,662,677
Gecina SA	7,424	916,917
Hermes International	911	764,883
Ingenico Group SA(a)	14,204	2,282,218
Ipsen SA	52,569	4,459,510
The accompanying Notes to Financial Statements are an integral part of this statement.
150	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
L’Oreal SA	16,091	5,193,316
Peugeot SA(a)	1,126,843	18,479,247
Publicis Groupe SA(a)	121,995	3,963,009
Sanofi	284,954	29,060,935
Schneider Electric SE	86,848	9,660,685
Schneider Electric SE	265,877	29,403,205
Societe Generale SA(a)	84,390	1,410,975
STMicroelectronics NV	320,342	8,731,974
Total		170,882,013
Germany 12.2%
Adidas AG(a)	87,121	22,969,602
Allianz SE, Registered Shares	100,054	20,445,275
Bayer AG, Registered Shares	337,165	24,991,862
Bayerische Motoren Werke AG	340,391	21,730,791
Brenntag AG	81,545	4,323,523
Continental AG(a)	153,190	15,060,308
Delivery Hero SE(a),(b)	20,203	2,076,207
Deutsche Boerse AG	20,724	3,750,561
Deutsche Wohnen SE	550,649	24,743,745
Fresenius Medical Care AG & Co. KGaA(a)	227,806	19,598,115
Fresenius SE & Co. KGaA(a)	70,575	3,507,780
GEA Group AG	784,468	24,897,651
HeidelbergCement AG	33,285	1,781,804
Hochtief AG	108,037	9,613,063
Infineon Technologies AG	1,123,943	26,336,437
KION Group AG(a)	121,916	7,506,351
Knorr-Bremse AG(a)	233,708	23,718,027
Nemetschek SE	15,035	1,033,089
SAP SE	343,577	48,028,445
Siemens Healthineers AG	59,118	2,841,691
Uniper SE	33,650	1,085,855
Vonovia SE(a)	55,420	3,387,439
Total		313,427,621
Hong Kong 4.6%
AIA Group Ltd.	3,550,600	33,225,113
ASM Pacific Technology Ltd.	91,200	963,801
CK Asset Holdings Ltd.	2,771,500	16,620,116
CK Hutchison Holdings Ltd.	2,244,500	14,534,455
CLP Holdings Ltd.	210,500	2,067,371
Common Stocks (continued)
Issuer	Shares	Value ($)
Henderson Land Development Co., Ltd.	614,900	2,345,045
Hong Kong Exchanges and Clearing Ltd.	630,500	26,854,087
Kerry Properties Ltd.	2,031,000	5,275,791
New World Development Co., Ltd.	130,500	619,625
WH Group Ltd.	17,622,000	15,228,834
Total		117,734,238
India 0.8%
HDFC Bank Ltd., ADR	452,304	20,561,740
Isle of Man 0.1%
GVC Holdings PLC	254,602	2,333,658
Italy 0.8%
Assicurazioni Generali SpA	27,973	424,917
DiaSorin SpA	22,587	4,337,733
Fiat Chrysler Automobiles NV(a)	253,304	2,562,957
Intesa Sanpaolo SpA(a)	1,878,953	3,610,765
Poste Italiane SpA	457,784	3,998,853
Prysmian SpA	40,692	943,986
UniCredit SpA(a)	389,719	3,596,801
Total		19,476,012
Japan 16.7%
Alfresa Holdings Corp.	248,100	5,200,513
Amada Holdings Co., Ltd.	234,800	1,922,511
Astellas Pharma, Inc.	525,400	8,773,950
Brother Industries Ltd.	589,600	10,652,361
Calbee, Inc.	132,300	3,656,725
Dainippon Sumitomo Pharma Co., Ltd.	49,900	691,495
Daiwa House Industry Co., Ltd.	96,000	2,267,030
Electric Power Development Co., Ltd.	39,300	744,990
FUJIFILM Holdings Corp.	66,700	2,854,874
Fujitsu Ltd.	135,100	15,817,961
Fukuoka Financial Group, Inc.	35,300	558,125
Hirose Electric Co., Ltd.	5,200	571,003
Hitachi Ltd.	432,500	13,746,939
ITOCHU Corp.	118,000	2,553,263
Japan Post Insurance Co., Ltd.	209,300	2,757,817
JGC Holdings Corp.	187,600	1,978,229
Kajima Corp.	102,600	1,226,774
Kamigumi Co., Ltd.	368,200	7,241,203

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	151

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
KDDI Corp.	74,300	2,216,900
Keikyu Corp.	42,000	642,689
Keyence Corp.	1,500	628,592
Koito Manufacturing Co., Ltd.	141,100	5,708,850
Konami Holdings Corp.	20,900	697,409
Kyushu Railway Co.	16,100	418,338
Lion Corp.	138,000	3,319,125
Marubeni Corp.	971,700	4,413,850
Mazda Motor Corp.	244,300	1,476,034
Mebuki Financial Group, Inc.	842,500	1,962,567
Medipal Holdings Corp.	50,600	976,611
Mitsubishi Corp.	46,500	982,625
Mitsubishi Estate Co., Ltd.	210,500	3,136,833
Mitsubishi Gas Chemical Co., Inc.	204,600	3,111,852
Mitsui Fudosan Co., Ltd.	150,500	2,673,592
MS&AD Insurance Group Holdings, Inc.	299,800	8,256,104
Nagoya Railroad Co., Ltd.	51,000	1,437,454
Nexon Co., Ltd.	181,600	4,096,248
NGK Spark Plug Co., Ltd.	34,900	501,614
Nikon Corp.	686,300	5,763,770
Nintendo Co., Ltd.	51,000	22,800,512
Nippon Prologis REIT, Inc.	602	1,829,258
Nitto Denko Corp.	58,800	3,333,381
NTT DoCoMo, Inc.	168,400	4,470,687
Obayashi Corp.	1,174,400	11,041,079
Olympus Corp.	77,400	1,490,143
Ono Pharmaceutical Co., Ltd.	42,400	1,237,509
ORIX Corp.	911,600	11,319,570
Otsuka Corp.	135,100	7,135,397
Panasonic Corp.	282,300	2,475,502
Pola Orbis Holdings, Inc.	296,700	5,179,953
Recruit Holdings Co., Ltd.	435,300	14,970,054
Resona Holdings, Inc.	4,386,800	15,011,162
Ricoh Co., Ltd.	60,400	433,405
Rohm Co., Ltd.	197,200	13,112,103
Ryohin Keikaku Co., Ltd.	30,300	430,973
Sekisui Chemical Co., Ltd.	30,300	434,130
Sekisui House Ltd.	425,500	8,123,716
Shimamura Co., Ltd.	84,100	5,696,268
Common Stocks (continued)
Issuer	Shares	Value ($)
Shimizu Corp.	1,380,800	11,375,154
Shinsei Bank Ltd.	896,100	10,838,517
Shionogi & Co., Ltd.	297,700	18,675,728
SMC Corp.	40,600	20,865,194
Sony Corp.	355,000	24,505,714
Square Enix Holdings Co., Ltd.	51,100	2,588,937
Sumco Corp.	442,300	6,799,982
Sumitomo Corp.	194,700	2,239,330
Sumitomo Electric Industries Ltd.	270,000	3,114,640
Sumitomo Heavy Industries Ltd.	249,800	5,463,392
Sumitomo Mitsui Trust Holdings, Inc.	79,800	2,248,793
Sumitomo Realty & Development Co., Ltd.	59,500	1,642,360
Sundrug Co., Ltd.	61,700	2,042,007
Suzuken Co., Ltd.	131,100	4,897,859
Taiheiyo Cement Corp.	72,200	1,677,506
Taisei Corp.	204,700	7,460,518
Taisho Pharmaceutical Holdings Co., Ltd.	17,000	1,043,240
Takeda Pharmaceutical Co., Ltd.	590,900	21,229,836
Teijin Ltd.	214,200	3,410,415
Tokyo Electric Power Co. Holdings, Inc.(a)	161,100	495,574
Tokyo Electron Ltd.	24,800	6,119,246
Toshiba Corp.	60,600	1,944,034
Tosoh Corp.	124,000	1,703,377
Toyoda Gosei Co., Ltd.	33,400	697,845
Toyota Tsusho Corp.	27,800	708,937
Yamaha Motor Co., Ltd.	50,300	792,223
Total		430,741,980
Netherlands 6.1%
ASML Holding NV	165,065	60,382,932
ING Groep NV	425,250	2,964,378
Koninklijke Ahold Delhaize NV	763,380	20,805,203
Koninklijke Philips NV	663,348	30,943,660
Randstad NV	59,681	2,668,637
Royal Dutch Shell PLC, Class A	1,607,789	26,318,483
Wolters Kluwer NV	153,271	11,971,337
Total		156,054,630
New Zealand 0.7%
Xero Ltd.(a)	300,721	18,889,839

The accompanying Notes to Financial Statements are an integral part of this statement.
152	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Norway 1.4%
DNB ASA(a)	1,422,063	18,980,988
Equinor ASA	1,238,414	17,840,184
Total		36,821,172
Singapore 1.4%
Ascendas Real Estate Investment Trust	668,600	1,534,044
Genting Singapore Ltd.	1,914,900	1,053,526
Oversea-Chinese Banking Corp., Ltd.	2,499,700	16,292,525
Venture Corp., Ltd.	269,500	3,149,567
Yangzijiang Shipbuilding Holdings Ltd.	20,204,300	13,601,411
Total		35,631,073
South Korea 1.2%
Samsung Electronics Co., Ltd. GDR	28,894	31,587,350
Spain 3.3%
Banco Bilbao Vizcaya Argentaria SA	4,117,868	14,177,678
Enagas SA	514,369	12,583,289
Endesa SA	497,982	12,353,061
Iberdrola SA	2,116,189	24,705,833
Naturgy Energy Group SA	476,999	8,905,055
Red Electrica Corp. SA	461,523	8,634,883
Repsol SA	432,946	3,825,501
Total		85,185,300
Sweden 2.2%
Atlas Copco AB, Class B	44,131	1,639,822
Essity AB, Class B(a)	188,269	6,103,945
Evolution Gaming Group AB	69,825	4,147,300
Investor AB, Class B	48,809	2,589,215
Lundin Energy AB	39,752	970,173
Sandvik AB(a)	125,765	2,367,621
SKF AB, Class B	114,381	2,138,184
Swedbank AB, Class A(a)	526,632	6,762,418
Swedish Match AB	162,157	11,441,093
Telefonaktiebolaget LM Ericsson, Class B	1,992,505	18,469,638
Total		56,629,409
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 13.0%
Adecco Group AG, Registered Shares	287,213	13,537,956
Alcon, Inc.(a)	292,713	16,819,063
Chocoladefabriken Lindt & Spruengli AG	1,576	13,016,725
Cie Financiere Richemont SA, Class A, Registered Shares	305,920	19,731,939
Coca-Cola HBC AG	269,681	6,750,954
Credit Suisse Group AG, Registered Shares(a)	480,028	4,994,629
LafargeHolcim Ltd., Registered Shares(a)	199,508	8,789,533
Logitech International SA	78,815	5,164,700
Lonza Group AG, Registered Shares(a)	36,774	19,479,104
Nestlé SA, Registered Shares	561,430	62,246,095
Novartis AG, Registered Shares	428,498	37,331,203
Roche Holding AG, Genusschein Shares	236,559	81,955,756
Schindler Holding AG	65,448	15,488,848
Sika AG	59,563	11,482,106
Sonova Holding AG(a)	71,670	14,346,563
Swatch Group AG (The)	16,493	3,310,340
Total		334,445,514
Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	641,214	36,401,719
United Kingdom 12.5%
3i Group PLC	110,213	1,134,863
Anglo American PLC	525,558	12,115,805
Associated British Foods PLC	75,977	1,796,415
Aviva PLC	5,606,033	19,000,962
BAE Systems PLC	1,231,824	7,365,648
Barclays Bank PLC	2,182,883	3,079,609
Barratt Developments PLC	103,903	638,602
Berkeley Group Holdings PLC	58,486	3,012,043
BHP Group PLC	1,384,984	28,341,032
BP PLC	1,514,157	5,800,804
British American Tobacco PLC	349,681	13,411,256
BT Group PLC	13,158,359	18,609,224
Bunzl PLC	846,242	22,698,844
Burberry Group PLC	856,097	16,916,572
Centrica PLC	1,785,132	848,206
Compass Group PLC	236,978	3,260,453
Diageo PLC	750,879	24,957,241

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	153

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Evraz PLC	1,280,558	4,537,126
GlaxoSmithKline PLC	1,477,463	29,844,311
Kingfisher PLC	3,300,685	9,080,807
London Stock Exchange Group PLC	34,147	3,551,126
M&G PLC	3,695,676	7,673,873
Marks & Spencer Group PLC	1,210,445	1,484,331
Micro Focus International PLC	157,595	840,778
National Grid PLC	1,340,046	16,349,099
NMC Health PLC(a),(c),(d)	293,698	0
Ocado Group PLC(a)	436,960	10,980,966
Persimmon PLC(a)	138,440	3,918,069
Rio Tinto PLC	423,290	23,821,312
Royal Dutch Shell PLC, Class A	282,010	4,515,338
Royal Dutch Shell PLC, Class B	411,948	6,245,255
Sage Group PLC (The)	1,212,387	10,063,949
Smith & Nephew PLC	90,106	1,679,003
Standard Chartered PLC	241,926	1,311,432
Taylor Wimpey PLC	997,278	1,760,205
Total		320,644,559
United States 0.6%
Booking Holdings, Inc.(a)	9,872	15,719,580
Total Common Stocks (Cost $2,451,094,484)		2,495,227,306
Preferred Stocks 0.3%
Issuer	Shares	Value ($)
Germany 0.3%
Porsche Automobil Holding SE(a)	25,531	1,478,723
Volkswagen AG	50,130	7,619,764
Total		9,098,487
Total Preferred Stocks (Cost $10,625,732)		9,098,487

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(e),(f)	51,817,041	51,817,041
Total Money Market Funds (Cost $51,817,147)		51,817,041
Total Investments in Securities (Cost $2,513,537,363)		2,556,142,834
Other Assets & Liabilities, Net		19,781,347
Net Assets		$2,575,924,181

At June 30, 2020, securities and/or cash totaling $3,242,800 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	332	09/2020	USD	29,521,440	291,111	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $2,076,207, which represents 0.08% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
154	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	75,234,641	453,282,296	(476,704,080)	4,184	51,817,041	19,258	334,599	51,817,041
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	155

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Core Equity Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	29,326,657	—	—	29,326,657
Australia	—	100,285,694	—	100,285,694
Austria	—	15,399,521	—	15,399,521
Belgium	—	19,857,829	—	19,857,829
China	21,943,161	24,580,287	—	46,523,448
Denmark	—	59,564,242	—	59,564,242
Finland	—	21,102,508	—	21,102,508
France	—	170,882,013	—	170,882,013
Germany	—	313,427,621	—	313,427,621
Hong Kong	—	117,734,238	—	117,734,238
India	20,561,740	—	—	20,561,740
Isle of Man	—	2,333,658	—	2,333,658
Italy	—	19,476,012	—	19,476,012
Japan	—	430,741,980	—	430,741,980
Netherlands	—	156,054,630	—	156,054,630
New Zealand	—	18,889,839	—	18,889,839
Norway	—	36,821,172	—	36,821,172
Singapore	—	35,631,073	—	35,631,073
South Korea	—	31,587,350	—	31,587,350
Spain	—	85,185,300	—	85,185,300
Sweden	—	56,629,409	—	56,629,409
Switzerland	—	334,445,514	—	334,445,514
Taiwan	36,401,719	—	—	36,401,719
United Kingdom	—	320,644,559	0*	320,644,559
United States	15,719,580	—	—	15,719,580
Total Common Stocks	123,952,857	2,371,274,449	0*	2,495,227,306
Preferred Stocks
Germany	—	9,098,487	—	9,098,487
Total Preferred Stocks	—	9,098,487	—	9,098,487
Money Market Funds	51,817,041	—	—	51,817,041
Total Investments in Securities	175,769,898	2,380,372,936	0*	2,556,142,834
Investments in Derivatives
Asset
Futures Contracts	291,111	—	—	291,111
Total	176,061,009	2,380,372,936	0*	2,556,433,945

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
156	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments
Variable Portfolio – Partners International Growth Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Argentina 1.1%
MercadoLibre, Inc.(a)	11,505	11,341,284
Australia 2.8%
Aristocrat Leisure Ltd.	398,043	7,127,562
Cochlear Ltd.	21,100	2,770,199
CSL Ltd.	92,741	18,445,168
Total		28,342,929
Canada 3.8%
Alimentation Couche-Tard, Inc., Class B	179,500	5,628,547
Brookfield Asset Management, Inc., Class A	337,265	11,096,019
Canadian National Railway Co.	166,497	14,730,373
Dollarama, Inc.	232,739	7,741,966
Total		39,196,905
China 9.9%
Alibaba Group Holding Ltd.(a)	990,320	26,722,599
China Merchants Bank Co., Ltd., Class H	2,465,500	11,425,481
CNOOC Ltd.	3,284,000	3,685,726
NetEase, Inc., ADR	33,809	14,516,908
TAL Education Group, ADR(a)	249,653	17,071,272
Tencent Holdings Ltd.	427,200	27,374,084
Total		100,796,070
Denmark 7.4%
Chr. Hansen Holding A/S	92,180	9,507,949
Coloplast A/S, Class B	124,750	19,444,531
DSV PANALPINA A/S	65,282	8,018,913
Novo Nordisk A/S, Class B	318,237	20,732,419
Novozymes AS, Class B	100,000	5,797,591
Ørsted A/S	104,616	12,072,836
Total		75,574,239
Finland 1.4%
KONE OYJ, Class B	83,000	5,724,460
Neste OYJ	217,855	8,556,490
Total		14,280,950
Common Stocks (continued)
Issuer	Shares	Value ($)
France 10.0%
Air Liquide SA	41,400	5,985,893
Airbus Group SE(a)	120,035	8,600,964
Capgemini SE	105,081	12,126,502
Dassault Systemes	33,900	5,884,799
L’Oreal SA	57,208	18,463,690
LVMH Moet Hennessy Louis Vuitton SE	64,113	28,305,577
Safran SA(a)	113,663	11,433,507
Teleperformance SA(a)	28,066	7,147,902
Total SA	111,000	4,279,984
Total		102,228,818
Germany 5.5%
Adidas AG(a)	23,000	6,063,990
Infineon Technologies AG	679,433	15,920,598
Rational AG	14,341	8,036,523
SAP SE	161,216	22,536,298
TeamViewer AG(a)	73,116	3,992,285
Total		56,549,694
Hong Kong 3.9%
AIA Group Ltd.	2,255,600	21,107,014
CLP Holdings Ltd.	499,500	4,905,710
Hang Lung Properties Ltd.	2,365,000	5,622,261
Hong Kong & China Gas Co., Ltd.	2,295,500	3,567,594
Jardine Matheson Holdings Ltd.	115,700	4,837,514
Total		40,040,093
India 2.1%
Housing Development Finance Corp., Ltd.	352,187	8,189,095
Reliance Industries Ltd.	581,588	13,229,045
Reliance Industries Ltd.(a)	43,273	457,124
Total		21,875,264
Ireland 1.4%
Kingspan Group PLC	227,659	14,696,823
Japan 13.5%
Asahi Intecc Co., Ltd.	199,900	5,705,217
Daikin Industries Ltd.	134,100	21,697,382
Daito Trust Construction Co., Ltd.	39,200	3,612,728
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	157

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
FANUC Corp.	31,300	5,611,151
Hoya Corp.	128,800	12,333,759
Kao Corp.	62,100	4,928,120
Keyence Corp.	66,940	28,051,980
Makita Corp.	121,400	4,414,645
MISUMI Group, Inc.	104,000	2,611,273
Murata Manufacturing Co., Ltd.	92,600	5,458,631
Shimano, Inc.	14,300	2,749,730
Shin-Etsu Chemical Co., Ltd.	46,500	5,457,311
Shiseido Co., Ltd.	166,600	10,615,857
SMC Corp.	38,400	19,734,568
Sysmex Corp.	68,900	5,288,880
Total		138,271,232
Luxembourg 0.3%
Tenaris SA	402,352	2,614,732
Netherlands 2.8%
Adyen NV(a)	10,974	15,972,588
ASML Holding NV	34,037	12,451,179
Total		28,423,767
Portugal 0.4%
Galp Energia SGPS SA	348,700	4,044,917
Singapore 0.4%
Ascendas Real Estate Investment Trust	1,833,100	4,205,887
Spain 1.4%
Amadeus IT Group SA, Class A	170,605	8,957,128
Industria de Diseno Textil SA	207,400	5,503,038
Total		14,460,166
Sweden 3.3%
Atlas Copco AB, Class A	400,114	17,039,033
Hexagon AB, Class B(a)	280,036	16,445,276
Total		33,484,309
Switzerland 10.1%
Givaudan SA	1,490	5,569,576
Kuehne & Nagel International AG(a)	37,100	6,179,694
Lonza Group AG, Registered Shares(a)	33,509	17,749,641
Nestlé SA, Registered Shares	47,650	5,282,985
Novartis AG, Registered Shares	60,400	5,262,113
Partners Group Holding AG	13,823	12,588,506
Common Stocks (continued)
Issuer	Shares	Value ($)
Roche Holding AG, Genusschein Shares	17,600	6,097,512
SGS SA, Registered Shares	1,795	4,397,113
Sika AG	60,079	11,581,577
Straumann Holding AG, Registered Shares	14,775	12,772,793
Temenos AG	81,317	12,638,608
VAT Group AG	15,900	2,920,400
Total		103,040,518
Taiwan 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,791,000	19,127,021
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	128,600	7,300,622
Total		26,427,643
United Kingdom 14.3%
Abcam PLC	194,686	3,215,670
Ashtead Group PLC	289,551	9,767,443
Atlassian Corp. PLC, Class A(a)	36,380	6,558,223
Compass Group PLC	777,070	10,691,288
Diageo PLC	441,170	14,663,329
Experian PLC	659,004	23,130,296
Halma PLC	273,068	7,779,767
Intertek Group PLC	69,500	4,680,900
London Stock Exchange Group PLC	136,171	14,161,137
Reckitt Benckiser Group PLC	59,300	5,455,509
RELX PLC	566,962	13,122,775
Rentokil Initial PLC	1,447,925	9,155,479
Segro PLC	975,876	10,793,174
Smith & Nephew PLC	266,400	4,964,003
Spirax-Sarco Engineering PLC	65,781	8,098,297
Total		146,237,290
United States 1.0%
lululemon athletica, Inc.(a)	33,420	10,427,374
Total Common Stocks (Cost $911,528,426)		1,016,560,904

The accompanying Notes to Financial Statements are an integral part of this statement.
158	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, June 30, 2020 (Unaudited)
Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	4,901,514	4,901,514
Total Money Market Funds (Cost $4,901,514)		4,901,514
Total Investments in Securities (Cost $916,429,940)		1,021,462,418
Other Assets & Liabilities, Net		1,486,764
Net Assets		$1,022,949,182
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	23,668,741	241,263,371	(260,030,598)	—	4,901,514	3,249	97,638	4,901,514
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	159

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Growth Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Argentina	11,341,284	—	—	11,341,284
Australia	—	28,342,929	—	28,342,929
Canada	39,196,905	—	—	39,196,905
China	31,588,180	69,207,890	—	100,796,070
Denmark	—	75,574,239	—	75,574,239
Finland	—	14,280,950	—	14,280,950
France	—	102,228,818	—	102,228,818
Germany	—	56,549,694	—	56,549,694
Hong Kong	—	40,040,093	—	40,040,093
India	—	21,875,264	—	21,875,264
Ireland	—	14,696,823	—	14,696,823
Japan	—	138,271,232	—	138,271,232
Luxembourg	—	2,614,732	—	2,614,732
Netherlands	—	28,423,767	—	28,423,767
Portugal	—	4,044,917	—	4,044,917
Singapore	—	4,205,887	—	4,205,887
Spain	—	14,460,166	—	14,460,166
Sweden	—	33,484,309	—	33,484,309
Switzerland	—	103,040,518	—	103,040,518
Taiwan	7,300,622	19,127,021	—	26,427,643
United Kingdom	6,558,223	139,679,067	—	146,237,290
United States	10,427,374	—	—	10,427,374
Total Common Stocks	106,412,588	910,148,316	—	1,016,560,904
Money Market Funds	4,901,514	—	—	4,901,514
Total Investments in Securities	111,314,102	910,148,316	—	1,021,462,418
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The accompanying Notes to Financial Statements are an integral part of this statement.
160	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments
Variable Portfolio – Partners International Value Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Australia 4.4%
AMP Ltd.(a)	247,119	319,754
Aurizon Holdings Ltd.	64,744	220,316
Australia & New Zealand Banking Group Ltd.	391,139	5,075,087
Bank of Queensland Ltd.	70,643	303,550
Bendigo & Adelaide Bank Ltd.	74,897	365,772
BlueScope Steel Ltd.	132,090	1,088,138
Boral Ltd.	177,752	472,572
Challenger Ltd.	635,500	1,967,995
Cleanaway Waste Management Ltd.	314,194	482,406
Crown Resorts Ltd.	31,489	212,125
Downer EDI Ltd.	73,812	225,937
Fortescue Metals Group Ltd.	218,469	2,123,885
Harvey Norman Holdings Ltd.	144,797	355,952
Incitec Pivot Ltd.	377,247	491,786
LendLease Group	485,961	4,200,281
Macquarie Group Ltd.	65,800	5,460,884
National Australia Bank Ltd.	213,271	2,702,649
Newcrest Mining Ltd.	25,286	560,694
Oil Search Ltd.	590,230	1,308,045
Origin Energy Ltd.	183,341	746,060
QBE Insurance Group Ltd.	86,998	536,874
Qube Holdings Ltd.	94,323	191,346
Santos Ltd.	1,076,829	4,002,116
South32 Ltd.	912,298	1,291,563
Star Entertainment Group Ltd. (The)	124,401	247,176
Suncorp Group Ltd.	124,230	798,290
Tabcorp Holdings Ltd	197,785	466,507
Westpac Banking Corp.	463,714	5,811,910
Woodside Petroleum Ltd.	106,705	1,612,597
Worley Ltd.	39,240	240,103
Total		43,882,370
Austria 0.0%
Raiffeisen Bank International AG(a)	21,750	388,744
Common Stocks (continued)
Issuer	Shares	Value ($)
Belgium 1.3%
Ageas SA/NV	20,098	712,268
Groupe Bruxelles Lambert SA	50,000	4,188,004
KBC Group NV	115,488	6,634,928
Solvay SA	16,013	1,284,656
UCB SA	3,668	425,658
Total		13,245,514
China 0.6%
Baidu, Inc., ADR(a)	15,000	1,798,350
China Mobile Ltd.	658,000	4,442,856
Total		6,241,206
Denmark 1.5%
AP Moller - Maersk A/S, Class A	214	234,000
AP Moller - Maersk A/S, Class B	4,088	4,791,166
Carlsberg A/S, Class B	12,199	1,617,687
Danske Bank A/S(a)	35,892	479,820
Demant A/S(a)	8,210	217,574
Drilling Co. of 1972 A/S (The)(a)	41,500	879,940
DSV PANALPINA A/S	15,851	1,947,057
Genmab A/S(a)	1,071	361,134
H Lundbeck A/S	14,919	563,706
ISS A/S(a)	14,509	230,381
Novozymes AS, Class B	3,346	193,987
Rockwool International A/S, Class B	1,023	278,414
Tryg AS	7,192	208,959
Vestas Wind Systems A/S	27,955	2,862,671
Total		14,866,496
Finland 0.2%
Fortum OYJ	32,037	611,206
Nordea Bank(a)	151,420	1,047,247
Stora Enso OYJ, Class R	41,120	492,179
Total		2,150,632
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	161

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
France 10.2%
Airbus Group SE(a)	11,600	831,184
Amundi SA(a),(b)	4,056	318,856
Arkema SA	72,736	6,991,671
AtoS(a)	26,742	2,292,675
AXA SA(a)	93,971	1,977,425
BNP Paribas SA(a)	90,706	3,624,067
Bollore SA	98,517	310,857
Bouygues SA(a)	63,932	2,189,958
Carrefour SA	167,520	2,597,909
Cie de Saint-Gobain(a)	120,546	4,349,415
Cie Generale des Etablissements Michelin CSA(a)	41,805	4,357,463
CNP Assurances(a)	22,168	257,114
Credit Agricole SA(a)	64,549	612,937
Dassault Aviation SA(a)	2,100	1,926,745
Electricite de France SA	132,766	1,234,335
Engie SA(a)	832,224	10,321,185
EssilorLuxottica SA(a)	1,042	134,010
Faurecia SE(a)	15,015	589,918
Iliad SA(a)	269	52,512
Natixis SA(a)	81,427	214,767
Orange SA	291,524	3,486,034
Peugeot SA(a)	160,129	2,625,977
Publicis Groupe SA(a)	10,599	344,309
Renault SA(a)	58,804	1,505,007
Rexel SA	217,400	2,491,653
Sanofi	104,096	10,616,194
SCOR SE(a)	14,477	399,830
SES SA FDR	20,760	141,851
Societe Generale SA(a)	147,324	2,463,212
Total SA	464,071	17,893,841
Ubisoft Entertainment SA(a)	24,900	2,061,981
Valeo SA	19,689	519,304
Veolia Environnement SA	289,200	6,530,472
Vivendi SA	191,700	4,953,469
Total		101,218,137
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 10.0%
Allianz SE, Registered Shares	40,431	8,261,768
BASF SE	27,972	1,571,168
Bayer AG, Registered Shares	130,442	9,668,822
Bayerische Motoren Werke AG	87,900	5,611,595
Commerzbank AG(a)	159,182	709,452
Continental AG(a)	9,981	981,245
Covestro AG(a)	19,575	745,577
Daimler AG, Registered Shares(a)	205,632	8,365,903
Deutsche Bank AG, Registered Shares(a)	222,232	2,120,115
Deutsche Bank AG, Registered Shares(a)	48,636	463,015
Deutsche Boerse AG	28,900	5,230,227
Deutsche Lufthansa AG, Registered Shares(a)	87,665	879,500
Evonik Industries AG	25,685	654,197
Fraport AG Frankfurt Airport Services Worldwide(a)	4,741	207,679
Fresenius SE & Co. KGaA(a)	169,700	8,434,578
Hapag-Lloyd AG(b)	4,428	259,229
HeidelbergCement AG	137,732	7,373,034
Infineon Technologies AG	332,900	7,800,573
Metro AG	21,106	200,300
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,761	718,951
RWE AG	75,756	2,651,996
SAP SE	74,100	10,358,399
Siemens AG, Registered Shares	80,300	9,470,355
Talanx AG	65,347	2,428,577
Telefonica Deutschland Holding AG	286,273	844,273
Uniper SE	40,764	1,315,418
Volkswagen AG(a)	9,711	1,567,915
Total		98,893,861
Hong Kong 2.5%
Bank of East Asia Ltd. (The)	51,800	118,741
BOC Aviation Ltd.(b)	46,800	301,277
BOC Hong Kong Holdings Ltd.	37,500	120,071
Cathay Pacific Airways Ltd.	301,000	291,018
CK Asset Holdings Ltd.	816,500	4,896,383
CK Hutchison Holdings Ltd.	1,361,268	8,815,010
CK Infrastructure Holdings Ltd.	53,500	276,555
Guoco Group Ltd.	2,000	28,705

The accompanying Notes to Financial Statements are an integral part of this statement.
162	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hang Lung Properties Ltd.	186,000	442,174
Henderson Land Development Co., Ltd.	129,748	494,819
Kerry Properties Ltd.	156,500	406,529
MTR Corp.	141,342	735,084
New World Development Co., Ltd.	279,159	1,325,472
NWS Holdings Ltd.	226,296	196,843
Sino Land Co., Ltd.	308,266	390,018
SJM Holdings Ltd.	471,000	528,055
Sun Hung Kai Properties Ltd.	166,976	2,133,158
Swire Pacific Ltd., Class A	90,500	480,987
Swire Pacific Ltd., Class B	217,500	208,191
WH Group Ltd.	1,096,500	947,589
Wharf Holdings Ltd. (The)	135,000	276,233
Wheelock & Co., Ltd.(c),(d)	99,000	827,203
Yue Yuen Industrial Holdings Ltd.	77,000	117,369
Total		24,357,484
Ireland 1.7%
AIB Group PLC(a)	1,843,749	2,327,994
Bank of Ireland Group PLC(a)	49,246	101,473
CRH PLC	39,134	1,347,002
CRH PLC, ADR	31,669	1,086,563
Flutter Entertainment PLC(a)	3,822	504,597
Linde PLC	16,400	3,478,604
Ryanair Holdings PLC, ADR(a)	19,400	1,286,996
Smurfit Kappa Group PLC	194,000	6,519,510
Total		16,652,739
Isle of Man 0.3%
GVC Holdings PLC	295,400	2,707,609
Israel 0.5%
Bank Hapoalim BM	97,747	584,347
Check Point Software Technologies Ltd.(a)	28,800	3,093,984
Teva Pharmaceutical Industries Ltd., ADR(a)	71,699	884,049
Total		4,562,380
Italy 2.1%
ENI SpA	115,006	1,102,449
Fiat Chrysler Automobiles NV(a)	404,715	4,094,949
Fiat Chrysler Automobiles NV(a)	3,688	37,765
Intesa Sanpaolo SpA(a)	511,784	983,490
Common Stocks (continued)
Issuer	Shares	Value ($)
Mediobanca Banca di Credito Finanziario SpA	448,693	3,240,144
Prysmian SpA	157,000	3,642,137
Telecom Italia SpA	3,712,318	1,463,901
Telecom Italia SpA, Savings Shares	388,078	151,041
UniCredit SpA(a)	660,176	6,092,906
Total		20,808,782
Japan 25.8%
Aeon Credit Service Co., Ltd.	21,400	234,712
AGC, Inc.	53,000	1,519,485
Air Water, Inc.	17,100	241,605
Aisin Seiki Co., Ltd.	34,700	1,017,124
Alfresa Holdings Corp.	19,900	417,131
Alps Electric Co., Ltd.	7,700	99,247
Amada Holdings Co., Ltd.	53,800	440,507
Aozora Bank Ltd.	10,800	188,321
Asahi Kasei Corp.	140,800	1,152,559
Astellas Pharma, Inc.	473,900	7,913,922
Bank of Kyoto Ltd. (The)	6,200	220,285
Bridgestone Corp.	10,000	322,755
Brother Industries Ltd.	10,100	182,478
Canon Marketing Japan, Inc.	9,100	186,082
Chiba Bank Ltd. (The)	61,900	292,648
Chugoku Bank Ltd. (The)	24,000	222,679
Citizen Watch Co., Ltd.	12,000	39,118
Coca-Cola Bottlers Japan Holdings, Inc.	14,125	256,178
Concordia Financial Group Ltd.	123,500	397,060
Credit Saison Co., Ltd.	26,900	309,085
Dai Nippon Printing Co., Ltd.	30,300	696,608
Daicel Corp.	51,300	397,594
Dai-ichi Life Holdings, Inc.	65,500	784,035
Daio Paper Corp.	12,800	171,019
Daiwa Securities Group, Inc.	1,010,500	4,245,013
DeNA Co., Ltd.	12,000	149,824
Denka Co., Ltd.	114,300	2,801,470
Denso Corp.	55,000	2,156,938
Dentsu Group, Inc.	29,500	699,788
DIC Corp.	11,500	289,463
Dowa Holdings	11,400	346,020
Ebara Corp.	17,200	405,870

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	163

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ENEOS Holdings, Inc.	1,421,800	5,068,100
FANUC Corp.	34,700	6,220,669
Fuji Media Holdings, Inc.	11,100	107,304
FUJIFILM Holdings Corp.	3,100	132,685
Fujitsu Ltd.	42,600	4,987,751
Fukuoka Financial Group, Inc.	22,400	354,165
Fukuyama Transporting Co., Ltd.	4,900	171,700
Fuyo General Lease Co., Ltd.	2,600	144,870
Glory Ltd.	5,300	120,895
Hachijuni Bank Ltd. (The)	60,700	231,041
Hankyu Hanshin Holdings, Inc.	17,700	597,875
Haseko Corp.	30,000	378,788
Heiwa Corp.	8,600	143,837
Hino Motors Ltd.	70,000	474,922
Hitachi Capital Corp.	13,200	292,203
Hitachi Ltd.	285,400	9,071,390
Hitachi Metals Ltd.	22,000	263,688
Honda Motor Co., Ltd.	350,200	8,962,903
Ibiden Co., Ltd.	9,500	278,064
Idemitsu Kosan Co., Ltd.	32,100	685,080
IHI Corp.	29,400	426,557
Iida Group Holdings Co., Ltd.	22,500	345,788
Inpex Corp.	175,400	1,095,243
Isetan Mitsukoshi Holdings Ltd.	45,100	259,551
Isuzu Motors Ltd.	140,300	1,274,954
ITOCHU Corp.	30,400	657,790
Itoham Yonekyu Holdings, Inc.	20,000	120,534
Iyo Bank Ltd. (The)	37,500	229,543
J. Front Retailing Co., Ltd.	49,300	329,826
Japan Airlines Co., Ltd.	178,000	3,212,105
Japan Post Holdings Co., Ltd.	77,700	554,520
JFE Holdings, Inc.	119,900	866,819
JGC Holdings Corp.	22,100	233,043
JSR Corp.	17,200	333,678
JTEKT Corp.	59,800	466,930
Kajima Corp.	88,100	1,053,399
Kamigumi Co., Ltd.	16,100	316,631
Kandenko Co., Ltd.	21,400	181,895
Kaneka Corp.	13,400	348,750
Common Stocks (continued)
Issuer	Shares	Value ($)
Kawasaki Heavy Industries Ltd.	30,200	436,199
Kinden Corp.	18,600	307,401
Kirin Holdings Co., Ltd.	179,900	3,792,249
Kobe Steel Ltd.(a)	39,000	135,134
Kokuyo Co., Ltd.	6,100	73,960
Konica Minolta, Inc.	166,300	578,329
K’s Holdings Corp.	27,800	379,751
Kuraray Co., Ltd.	88,600	927,175
Kyocera Corp.	100,900	5,507,584
Kyushu Financial Group, Inc.	52,800	223,600
LIXIL Group Corp.	30,800	432,564
Mabuchi Motor Co., Ltd.	3,500	111,691
Maeda Corp.	10,000	76,537
Maeda Road Construction Co., Ltd.	4,700	88,637
Marubeni Corp.	154,100	699,984
Maruichi Steel Tube Ltd.	8,000	199,403
Matsumotokiyoshi Holdings Co., Ltd.	62,200	2,260,262
Mazda Motor Corp.	156,900	947,973
Mebuki Financial Group, Inc.	71,250	165,974
Medipal Holdings Corp.	16,200	312,670
Mitsubishi Chemical Holdings Corp.	188,100	1,096,937
Mitsubishi Corp.	108,400	2,290,679
Mitsubishi Gas Chemical Co., Inc.	25,300	384,799
Mitsubishi Heavy Industries Ltd.	47,500	1,121,480
Mitsubishi Logistics Corp.	8,200	211,634
Mitsubishi Materials Corp.	31,400	663,026
Mitsubishi Motors Corp.	142,200	352,432
Mitsubishi UFJ Financial Group, Inc.	589,600	2,320,386
Mitsubishi UFJ Lease & Finance Co., Ltd.	170,700	814,555
Mitsui & Co., Ltd.	80,700	1,195,701
Mitsui Chemicals, Inc.	44,700	934,950
Mitsui Fudosan Co., Ltd.	80,800	1,435,390
Mitsui OSK Lines Ltd.	23,700	421,701
Mizuho Financial Group, Inc.	1,145,400	1,408,893
MS&AD Insurance Group Holdings, Inc.	46,900	1,291,565
Nagase & Co., Ltd.	16,100	201,397
NEC Corp.	16,600	797,558
NGK Insulators Ltd.	47,000	651,213
NGK Spark Plug Co., Ltd.	23,200	333,451

The accompanying Notes to Financial Statements are an integral part of this statement.
164	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NH Foods Ltd.	11,100	446,670
NHK Spring Co., Ltd.	58,700	381,765
Nikkon Holdings Co., Ltd.	4,000	79,526
Nikon Corp.	78,300	657,589
Nintendo Co., Ltd.	18,400	8,226,067
Nippo Corp.	16,300	411,704
Nippon Electric Glass Co., Ltd.	12,400	194,783
Nippon Express Co., Ltd.	18,800	974,846
Nippon Kayaku Co., Ltd.	16,400	171,566
Nippon Paper Industries Co., Ltd.	42,900	601,704
Nippon Shokubai Co., Ltd.	7,400	387,889
Nippon Steel Corp.	72,800	687,920
Nippon Yusen KK	43,700	618,492
Nipro Corp.	14,800	164,023
Nissan Motor Co., Ltd.	412,200	1,528,622
NOK Corp.	19,000	236,652
Nomura Holdings, Inc.	164,600	739,644
Nomura Real Estate Holdings, Inc.	30,700	571,554
NSK Ltd.	87,300	651,488
Obayashi Corp.	150,800	1,417,741
Oji Holdings Corp.	209,800	978,794
Olympus Corp.	415,600	8,001,337
ORIX Corp.	747,700	9,284,382
Panasonic Corp.	59,000	517,374
Rakuten, Inc.	711,800	6,287,331
Rengo Co., Ltd.	33,200	270,640
Resona Holdings, Inc.	170,250	582,577
Ricoh Co., Ltd.	161,600	1,159,574
Rohm Co., Ltd.	6,800	452,141
Sankyo Co., Ltd.	5,000	121,027
Sega Sammy Holdings, Inc.	214,100	2,566,464
Seiko Epson Corp.	19,500	223,386
Seino Holdings Corp.	21,600	281,566
Sekisui House Ltd.	41,800	798,052
Seven & I Holdings Co., Ltd.	274,100	8,966,776
Shimamura Co., Ltd.	3,600	243,835
Shimizu Corp.	138,600	1,141,799
Shinsei Bank Ltd.	19,800	239,485
Shizuoka Bank Ltd. (The)	47,400	304,925
Common Stocks (continued)
Issuer	Shares	Value ($)
Showa Denko KK	23,800	537,200
SoftBank Group Corp.	45,600	2,299,502
Sojitz Corp.	164,700	359,982
Sompo Holdings, Inc.	21,600	743,588
Sony Corp.	193,700	13,371,146
Square Enix Holdings Co., Ltd.	91,700	4,645,901
Subaru Corp.	22,600	473,237
Sumitomo Chemical Co., Ltd.	362,200	1,089,787
Sumitomo Corp.	117,200	1,347,968
Sumitomo Electric Industries Ltd.	155,900	1,798,416
Sumitomo Forestry Co., Ltd.	27,900	351,011
Sumitomo Heavy Industries Ltd.	19,800	433,047
Sumitomo Metal Mining Co., Ltd.	19,800	557,762
Sumitomo Mitsui Financial Group, Inc.	412,500	11,641,494
Sumitomo Mitsui Trust Holdings, Inc.	29,600	834,139
Sumitomo Osaka Cement Co., Ltd.	4,600	162,081
Sumitomo Realty & Development Co., Ltd.	10,700	295,349
Sumitomo Rubber Industries Ltd.	54,800	542,767
Suzuken Co., Ltd.	8,500	317,558
Suzuki Motor Corp.	15,800	539,509
T&D Holdings, Inc.	75,100	645,050
Taiheiyo Cement Corp.	25,000	580,854
Taisho Pharmaceutical Holdings Co., Ltd.	4,000	245,468
Takashimaya Co., Ltd.	23,500	196,777
Takeda Pharmaceutical Co., Ltd.	4,727	169,831
Teijin Ltd.	40,200	640,050
THK Co., Ltd.	7,700	191,712
Toda Corp.	32,000	207,008
Toho Holdings Co., Ltd.	4,500	84,103
Tokai Carbon Co., Ltd.	30,000	283,499
Tokio Marine Holdings, Inc.	3,900	170,715
Tokyo Broadcasting System Holdings, Inc.	6,900	110,375
Tokyo Tatemono Co., Ltd.	27,100	311,919
Tokyu Fudosan Holdings Corp	147,200	692,499
Toppan Printing Co., Ltd.	29,900	499,896
Toray Industries, Inc.	129,300	610,300
Toshiba Corp.	242,700	7,785,762
Tosoh Corp.	63,400	870,920
Toyo Seikan Group Holdings Ltd.	20,300	228,928

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	165

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Toyo Tire Corp.	16,400	221,322
Toyoda Gosei Co., Ltd.	17,600	367,726
Toyota Boshoku Corp.	15,000	202,275
Toyota Industries Corp.	157,200	8,355,601
Toyota Motor Corp.	133,174	8,374,526
Toyota Tsusho Corp.	25,900	660,484
TS Tech Co., Ltd.	7,900	217,770
Tsumura & Co.	3,600	94,286
Ube Industries Ltd.	20,800	358,479
Universal Entertainment Corp.(a)	2,800	54,666
Yamada Denki Co., Ltd.	102,200	506,954
Yamaguchi Financial Group, Inc.	8,900	54,692
Yamaha Motor Co., Ltd.	44,000	692,998
Yokohama Rubber Co., Ltd. (The)	33,100	468,035
Zeon Corp.	26,300	242,881
Total		254,688,448
Netherlands 5.4%
ABN AMRO Bank NV	38,373	330,225
Aegon NV	203,560	601,717
Akzo Nobel NV	2,657	238,706
ArcelorMittal SA(a)	469,771	4,975,750
ASML Holding NV	16,900	6,182,241
EXOR NV	31,300	1,796,534
Heineken Holding NV	78,900	6,457,724
ING Groep NV	290,474	2,024,867
Koninklijke Ahold Delhaize NV	266,410	7,260,754
Koninklijke DSM NV	37,862	5,255,925
Koninklijke Philips NV	237,880	11,096,555
Koninklijke Vopak NV	3,799	200,946
NN Group NV	23,797	799,764
NXP Semiconductors NV	44,800	5,108,992
Randstad NV	25,671	1,147,879
Total		53,478,579
New Zealand 0.1%
Air New Zealand Ltd.	132,134	113,322
Auckland International Airport Ltd.	105,892	450,333
Chorus Ltd.	5,341	25,872
EBOS Group Ltd.	13,818	193,485
Fletcher Building Ltd.	167,813	403,831
Common Stocks (continued)
Issuer	Shares	Value ($)
Fonterra Co-operative Group Ltd.(a)	28,970	69,905
Ryman Healthcare Ltd.	12,292	104,285
Total		1,361,033
Norway 0.9%
DNB ASA(a)	104,412	1,393,639
Equinor ASA	15,256	219,773
Mowi ASA	235,600	4,490,929
Norsk Hydro ASA(a)	232,826	649,558
SpareBank 1 SR-Bank ASA(a)	22,923	167,704
Storebrand ASA(a)	70,516	367,476
Subsea 7 SA(a)	37,719	240,531
Yara International ASA	29,463	1,027,148
Total		8,556,758
Portugal 0.1%
Banco Espirito Santo SA, Registered Shares(a),(c),(d)	533,756	1
EDP Renovaveis SA	52,877	730,710
Total		730,711
Singapore 1.2%
CapitaLand Ltd.(a)	405,600	856,889
City Developments Ltd.	101,000	617,219
DBS Group Holdings Ltd.	376,600	5,666,637
Frasers Property Ltd.	88,900	80,864
Hongkong Land Holdings Ltd.	142,300	591,900
Jardine Cycle & Carriage Ltd.	4,200	61,293
Keppel Corp., Ltd.	323,100	1,391,568
Olam International Ltd.	146,000	146,749
Oversea-Chinese Banking Corp., Ltd.	43,900	286,131
Singapore Airlines Ltd.	657,550	1,774,874
UOL Group Ltd.	65,389	321,498
Yangzijiang Shipbuilding Holdings Ltd.	170,700	114,914
Total		11,910,536
Spain 1.2%
Banco Bilbao Vizcaya Argentaria SA	70,413	242,430
Banco Bilbao Vizcaya Argentaria SA, ADR	132,595	450,823
Banco de Sabadell SA	619,091	217,513
Banco Santander SA	2,120,308	5,187,250
Bankia SA	137,224	146,710
Repsol SA	35,175	310,805

The accompanying Notes to Financial Statements are an integral part of this statement.
166	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Siemens Gamesa Renewable Energy SA(a)	290,500	5,172,338
Total		11,727,869
Sweden 2.5%
Billerudkorsnas AB	36,604	525,373
Boliden AB	71,925	1,649,704
Dometic Group AB(a),(b)	39,580	357,682
Getinge AB, Series CPO	40,135	747,891
Holmen AB, Class B(a)	12,881	413,714
ICA Gruppen AB	7,624	362,403
Intrum Justitia AB	12,516	230,404
Investor AB, Class B	83,600	4,434,805
Millicom International Cellular SA, SDR(a)	8,970	236,138
Pandox AB(a)	8,462	98,223
Peab AB, Class B(a)	27,086	223,893
Saab AB, Class B(a)	12,858	323,177
Skandinaviska Enskilda Banken AB, Class A(a)	178,975	1,553,601
SKF AB, Class B	47,399	886,054
SSAB AB, Class A(a)	55,958	154,971
SSAB AB, Class B(a)	93,035	248,317
Svenska Cellulosa AB SCA, Class A(a)	12,348	144,525
Svenska Cellulosa AB, Class B(a)	67,964	812,929
Svenska Handelsbanken AB, Class A(a)	77,906	739,743
Svenska Handelsbanken AB, Class B(a)	4,569	45,641
Swedbank AB, Class A(a)	66,249	850,695
Telia Co. AB	506,969	1,896,673
Trelleborg AB, Class B(a)	34,782	510,313
Volvo AB(a)	17,596	271,767
Volvo AB, B Shares(a)	418,396	6,583,416
Total		24,302,052
Switzerland 10.1%
ABB Ltd.	670,335	15,205,166
Adecco Group AG, Registered Shares	45,576	2,148,252
Alcon, Inc.(a)	85,189	4,894,894
Baloise Holding AG, Registered Shares	5,930	893,358
Banque Cantonale Vaudoise, Registered Shares	2,050	199,634
Cie Financiere Richemont SA, Class A, Registered Shares	65,886	4,249,668
Clariant AG, Registered Shares(a)	9,546	187,874
Credit Suisse Group AG, Registered Shares(a)	118,622	1,234,247
Common Stocks (continued)
Issuer	Shares	Value ($)
Helvetia Holding AG, Registered Shares, ADR	2,272	212,818
Julius Baer Group Ltd.(a)	35,685	1,498,684
LafargeHolcim Ltd., Registered Shares(a)	50,271	2,214,741
Lonza Group AG, Registered Shares(a)	10,976	5,813,962
Nestlé SA, Registered Shares	127,900	14,180,353
Novartis AG, ADR	3,967	346,478
Novartis AG, Registered Shares	145,716	12,694,933
Roche Holding AG, Genusschein Shares	15,800	5,473,903
Swatch Group AG (The)	4,292	861,455
Swatch Group AG (The), Registered Shares	9,574	376,503
Swiss Life Holding AG, Registered Shares	4,894	1,820,660
Swiss Prime Site AG(a)	5,634	522,640
Swiss Re AG	14,172	1,098,819
Swisscom AG	6,499	3,408,083
UBS AG	1,016,651	11,741,368
UBS Group AG, Registered Shares	37,077	427,869
Vifor Pharma AG	6,606	999,402
Zurich Insurance Group AG	20,428	7,238,264
Total		99,944,028
United Kingdom 14.3%
3i Group PLC	2,894	29,799
Anglo American PLC	111,975	2,581,385
Antofagasta PLC	51,374	594,621
Ashtead Group PLC	144,000	4,857,562
Aviva PLC	2,780,649	9,424,669
Barclays Bank PLC	943,222	1,330,697
Barclays Bank PLC, ADR	40,465	229,032
Barratt Developments PLC	363,376	2,233,360
BHP Group PLC, ADR	48,900	2,012,235
BP PLC	918,647	3,519,378
BP PLC, ADR	260,061	6,064,623
British American Tobacco PLC	124,004	4,755,904
British American Tobacco, ADR	5,312	206,212
British Land Co. PLC (The)	717,500	3,432,137
Bunzl PLC	94,500	2,534,784
Carnival PLC	19,076	233,346
DCC PLC	76,300	6,366,757
Glencore PLC(a)	1,550,603	3,303,104
HSBC Holdings PLC, ADR	249,440	5,819,435

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	167

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IG Group Holdings PLC	160,400	1,619,736
Imperial Brands PLC	185,600	3,533,203
Inchcape PLC	622,800	3,784,885
Informa PLC	394,600	2,281,476
Investec PLC	163,201	327,476
J. Sainsbury PLC	613,588	1,587,941
Kingfisher PLC	607,325	1,670,866
Lloyds Banking Group PLC	10,643,437	4,105,818
Melrose Industries PLC	173,342	244,333
Ninety One PLC(a)	104,646	268,779
Pearson PLC, ADR	71,052	513,706
Persimmon PLC(a)	151,600	4,290,517
Phoenix Group Holdings PLC	51,123	408,521
Royal Bank of Scotland Group PLC	312,959	469,828
Royal Bank of Scotland Group PLC, ADR	149,591	456,253
Royal Dutch Shell PLC, ADR, Class A	6,997	228,732
Royal Dutch Shell PLC, ADR, Class B	282,991	8,617,076
Royal Dutch Shell PLC, Class B	241,675	3,663,865
Savills PLC	89,200	909,751
Smith & Nephew PLC	228,200	4,252,198
Standard Chartered PLC	326,854	1,771,809
Standard Life Aberdeen PLC	233,430	773,517
Tesco PLC	2,974,600	8,366,554
Unilever PLC	194,900	10,513,119
Vodafone Group PLC	10,022,183	15,932,876
WPP PLC	113,682	886,301
WPP PLC, ADR	5,288	206,919
Total		141,215,095
Total Common Stocks (Cost $1,078,910,790)		957,891,063
Preferred Stocks 0.8%
Issuer	Shares	Value ($)
Germany 0.8%
BMW AG	11,454	556,402
Porsche Automobil Holding SE(a)	22,025	1,275,660
Volkswagen AG	42,448	6,452,099
Total		8,284,161
Total Preferred Stocks (Cost $11,108,037)		8,284,161

Rights 0.0%
Issuer	Shares	Value ($)
Spain 0.0%
REPSOL SA(a)	35,175	17,124
Total Rights (Cost $19,484)		17,124

Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(e),(f)	17,055,013	17,055,013
Total Money Market Funds (Cost $17,055,013)		17,055,013
Total Investments in Securities (Cost $1,107,093,324)		983,247,361
Other Assets & Liabilities, Net		5,659,218
Net Assets		$988,906,579

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $1,237,044, which represents 0.13% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2020, the total value of these securities amounted to $827,204, which represents 0.08% of total net assets.
(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at June 30, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
168	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	4,382,395	286,701,808	(274,029,190)	—	17,055,013	2,405	19,722	17,055,013
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	169

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	43,882,370	—	43,882,370
Austria	—	388,744	—	388,744
Belgium	—	13,245,514	—	13,245,514
China	1,798,350	4,442,856	—	6,241,206
Denmark	—	14,866,496	—	14,866,496
Finland	—	2,150,632	—	2,150,632
France	—	101,218,137	—	101,218,137
Germany	463,015	98,430,846	—	98,893,861
Hong Kong	—	23,530,281	827,203	24,357,484
Ireland	5,852,163	10,800,576	—	16,652,739
Isle of Man	—	2,707,609	—	2,707,609
Israel	3,978,033	584,347	—	4,562,380
Italy	37,765	20,771,017	—	20,808,782
Japan	—	254,688,448	—	254,688,448
Netherlands	5,108,992	48,369,587	—	53,478,579
New Zealand	—	1,361,033	—	1,361,033
Norway	—	8,556,758	—	8,556,758
Portugal	—	730,710	1	730,711
Singapore	—	11,910,536	—	11,910,536
Spain	450,823	11,277,046	—	11,727,869
Sweden	—	24,302,052	—	24,302,052
Switzerland	774,347	99,169,681	—	99,944,028
United Kingdom	24,354,223	116,860,872	—	141,215,095
Total Common Stocks	42,817,711	914,246,148	827,204	957,891,063
Preferred Stocks
Germany	—	8,284,161	—	8,284,161
Total Preferred Stocks	—	8,284,161	—	8,284,161
Rights
Spain	—	17,124	—	17,124
Total Rights	—	17,124	—	17,124
Money Market Funds	17,055,013	—	—	17,055,013
Total Investments in Securities	59,872,724	922,547,433	827,204	983,247,361
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
170	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 0.8%
Diversified Telecommunication Services 0.3%
Cogent Communications Holdings, Inc.	23,729	1,835,675
Media 0.5%
Cardlytics, Inc.(a)	20,500	1,434,590
TechTarget, Inc.(a)	55,932	1,679,638
Total		3,114,228
Total Communication Services		4,949,903
Consumer Discretionary 11.4%
Auto Components 0.4%
Fox Factory Holding Corp.(a)	10,880	898,797
Stoneridge, Inc.(a)	73,452	1,517,518
Total		2,416,315
Automobiles 0.6%
Thor Industries, Inc.	31,816	3,389,359
Diversified Consumer Services 0.5%
Chegg, Inc.(a)	9,980	671,255
K12, Inc.(a)	75,652	2,060,760
Total		2,732,015
Hotels, Restaurants & Leisure 2.2%
Cheesecake Factory, Inc. (The)	42,338	970,387
Cracker Barrel Old Country Store, Inc.	14,133	1,567,491
GAN Ltd.(a)	60,693	1,544,637
Lindblad Expeditions Holdings, Inc.(a)	105,917	817,679
Papa John’s International, Inc.	22,200	1,762,902
Wingstop, Inc.	46,342	6,440,148
Total		13,103,244
Household Durables 2.5%
Installed Building Products, Inc.(a)	43,438	2,987,665
iRobot Corp.(a)	22,761	1,909,648
LGI Homes, Inc.(a)	34,756	3,059,571
Purple Innovation, Inc.(a)	78,700	1,416,600
Skyline Champion Corp.(a)	72,579	1,766,573
Sonos, Inc.(a)	152,150	2,225,954
Universal Electronics, Inc.(a)	32,979	1,544,077
Total		14,910,088
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 1.2%
1-800-Flowers.com, Inc., Class A(a)	83,178	1,665,224
Fiverr International Ltd.(a)	33,100	2,443,442
PetMed Express, Inc.	44,021	1,568,908
Shutterstock, Inc.	41,413	1,448,213
Total		7,125,787
Leisure Products 0.4%
YETI Holdings, Inc.(a)	62,332	2,663,446
Multiline Retail 0.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	8,420	822,213
Specialty Retail 1.7%
Boot Barn Holdings, Inc.(a)	114,560	2,469,914
Five Below, Inc.(a)	3,506	374,826
Lithia Motors, Inc., Class A	15,870	2,401,607
Monro, Inc.	54,366	2,986,868
Sleep Number Corp.(a)	46,770	1,947,503
Vroom, Inc.(a)	3,000	156,420
Total		10,337,138
Textiles, Apparel & Luxury Goods 1.8%
Crocs, Inc.(a)	129,710	4,775,922
Deckers Outdoor Corp.(a)	19,960	3,919,944
G-III Apparel Group Ltd.(a)	55,626	739,270
Steven Madden Ltd.	52,927	1,306,768
Total		10,741,904
Total Consumer Discretionary		68,241,509
Consumer Staples 3.6%
Beverages 0.2%
Boston Beer Co., Inc. (The), Class A(a)	1,690	906,939
Food & Staples Retailing 1.6%
Grocery Outlet Holding Corp.(a)	37,630	1,535,304
Performance Food Group Co.(a)	147,836	4,307,941
Sprouts Farmers Market, Inc.(a)	88,821	2,272,929
The Chefs’ Warehouse(a)	102,530	1,392,358
Total		9,508,532
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	171

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.3%
Freshpet, Inc.(a)	75,030	6,277,010
Hostess Brands, Inc.(a)	118,859	1,452,457
Total		7,729,467
Household Products 0.3%
Central Garden & Pet Co., Class A(a)	58,675	1,982,628
Personal Products 0.2%
Inter Parfums, Inc.	24,030	1,157,044
Total Consumer Staples		21,284,610
Energy 0.1%
Energy Equipment & Services 0.1%
Core Laboratories NV	27,000	548,640
Total Energy		548,640
Financials 6.7%
Banks 0.2%
Hilltop Holdings, Inc.	76,028	1,402,716
Capital Markets 1.9%
Assetmark Financial Holdings, Inc.(a)	60,864	1,660,979
Blucora, Inc.(a)	73,201	835,955
Cohen & Steers, Inc.	63,409	4,314,982
Evercore, Inc., Class A	29,751	1,752,929
Stifel Financial Corp.	62,600	2,969,118
Total		11,533,963
Consumer Finance 1.8%
Green Dot Corp., Class A(a)	35,289	1,731,984
LendingTree, Inc.(a)	25,476	7,376,066
PRA Group, Inc.(a)	47,952	1,853,825
Total		10,961,875
Insurance 2.5%
AMERISAFE, Inc.	25,139	1,537,501
CNO Financial Group, Inc.	90,227	1,404,834
eHealth, Inc.(a)	25,100	2,465,824
Goosehead Insurance, Inc., Class A(a)	18,143	1,363,628
Kinsale Capital Group, Inc.	41,119	6,382,080
Primerica, Inc.	14,056	1,638,930
Selectquote, Inc.(a)	7,069	179,058
Total		14,971,855
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 0.3%
Axos Financial, Inc.(a)	69,612	1,537,033
Total Financials		40,407,442
Health Care 31.3%
Biotechnology 10.2%
ACADIA Pharmaceuticals, Inc.(a)	44,883	2,175,479
Akebia Therapeutics, Inc.(a)	119,919	1,628,500
Arcutis Biotherapeutics, Inc.(a)	81,982	2,479,136
Arena Pharmaceuticals, Inc.(a)	29,900	1,882,205
Biohaven Pharmaceutical Holding Co., Ltd.(a)	27,600	2,017,836
BioSpecifics Technologies Corp.(a)	17,904	1,097,157
CareDx, Inc.(a)	27,549	976,061
Castle Biosciences, Inc.(a)	83,038	3,129,702
Coherus Biosciences, Inc.(a)	88,642	1,583,146
Deciphera Pharmaceuticals, Inc.(a)	24,426	1,458,721
Dicerna Pharmaceuticals, Inc.(a)	77,921	1,979,193
Eagle Pharmaceuticals, Inc.(a)	32,427	1,555,847
Emergent Biosolutions, Inc.(a)	12,600	996,408
Fate Therapeutics, Inc.(a)	40,600	1,392,986
Fusion Pharmaceuticals, Inc.(a)	2,382	41,614
Halozyme Therapeutics, Inc.(a)	258,169	6,921,511
Insmed, Inc.(a)	88,993	2,450,867
Invitae Corp.(a)	90,560	2,743,062
Krystal Biotech, Inc.(a)	28,701	1,188,795
Natera, Inc.(a)	109,649	5,467,099
ORIC Pharmaceuticals, Inc.(a)	10,998	370,963
PTC Therapeutics, Inc.(a)	57,655	2,925,415
Puma Biotechnology, Inc.(a)	145,611	1,518,723
Radius Health, Inc.(a)	86,031	1,172,603
REGENXBIO, Inc.(a)	25,192	927,821
Retrophin, Inc.(a)	84,685	1,728,421
Vanda Pharmaceuticals, Inc.(a)	81,611	933,630
Veracyte, Inc.(a)	66,964	1,734,368
Vericel Corp.(a)	274,086	3,787,868
Voyager Therapeutics, Inc.(a)	117,784	1,486,434
Xencor, Inc.(a)	46,322	1,500,370
Total		61,251,941

The accompanying Notes to Financial Statements are an integral part of this statement.
172	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 8.1%
AtriCure, Inc.(a)	43,410	1,951,280
AxoGen, Inc.(a)	148,397	1,371,188
Cantel Medical Corp.	30,840	1,364,053
Cardiovascular Systems, Inc.(a)	41,942	1,323,270
CONMED Corp.	25,159	1,811,196
Glaukos Corp.(a)	16,238	623,864
Globus Medical, Inc., Class A(a)	26,421	1,260,546
Haemonetics Corp.(a)	17,116	1,532,909
ICU Medical, Inc.(a)	17,950	3,308,365
Integer Holdings Corp.(a)	32,209	2,352,867
iRhythm Technologies, Inc.(a)	37,291	4,321,654
Mesa Laboratories, Inc.	1,900	411,920
Novocure Ltd.(a)	22,655	1,343,442
Orthofix Medical, Inc.(a)	40,794	1,305,408
OrthoPediatrics Corp.(a)	54,920	2,403,299
Progenity, Inc.(a)	66,801	601,209
Quidel Corp.(a)	24,444	5,469,101
Shockwave Medical, Inc.(a)	55,081	2,609,187
SI-BONE, Inc.(a)	88,590	1,412,125
Silk Road Medical, Inc.(a)	21,790	912,783
Tactile Systems Technology, Inc.(a)	36,417	1,508,756
Tandem Diabetes Care, Inc.(a)	46,784	4,627,873
Vapotherm, Inc.(a)	84,600	3,467,754
Varex Imaging Corp.(a)	64,322	974,478
Total		48,268,527
Health Care Providers & Services 4.8%
Addus HomeCare Corp.(a)	34,100	3,156,296
Amedisys, Inc.(a)	17,439	3,462,339
AMN Healthcare Services, Inc.(a)	62,248	2,816,099
BioTelemetry, Inc.(a)	69,066	3,121,092
Fulgent Genetics, Inc.(a)	97,935	1,566,960
HealthEquity, Inc.(a)	56,200	3,297,254
LHC Group, Inc.(a)	30,821	5,372,717
R1 RCM, Inc.(a)	163,718	1,825,456
Select Medical Holdings Corp.(a)	85,646	1,261,566
U.S. Physical Therapy, Inc.	34,600	2,803,292
Total		28,683,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 2.5%
Health Catalyst, Inc.(a)	69,809	2,036,328
HMS Holdings Corp.(a)	121,999	3,951,548
Inspire Medical Systems, Inc.(a)	22,000	1,914,440
Omnicell, Inc.(a)	77,971	5,506,312
Phreesia, Inc.(a)	64,370	1,820,384
Total		15,229,012
Life Sciences Tools & Services 4.4%
Adaptive Biotechnologies Corp.(a)	23,170	1,120,965
Bruker Corp.	87,478	3,558,605
Codexis, Inc.(a)	256,046	2,918,924
Medpace Holdings, Inc.(a)	59,855	5,567,712
NeoGenomics, Inc.(a)	225,215	6,977,161
Pra Health Sciences, Inc.(a)	33,328	3,242,481
Repligen Corp.(a)	22,203	2,744,513
Total		26,130,361
Pharmaceuticals 1.3%
Amphastar Pharmaceuticals, Inc.(a)	73,764	1,656,739
Collegium Pharmaceutical, Inc.(a)	83,391	1,459,343
MyoKardia, Inc.(a)	13,310	1,286,012
Pacira Pharmaceuticals, Inc.(a)	25,100	1,316,997
Supernus Pharmaceuticals, Inc.(a)	87,950	2,088,812
Total		7,807,903
Total Health Care		187,370,815
Industrials 14.9%
Aerospace & Defense 1.7%
Astronics Corp.(a)	79,000	834,240
Kratos Defense & Security Solutions, Inc.(a)	283,460	4,430,480
Mercury Systems, Inc.(a)	58,239	4,581,079
Total		9,845,799
Air Freight & Logistics 0.9%
Echo Global Logistics, Inc.(a)	52,399	1,132,866
Forward Air Corp.	33,727	1,680,279
HUB Group, Inc., Class A(a)	37,432	1,791,496
Radiant Logistics, Inc.(a)	181,304	712,525
Total		5,317,166

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	173

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 0.8%
AZEK Co., Inc. (The)(a)	6,700	213,462
Builders FirstSource, Inc.(a)	104,504	2,163,233
CSW Industrials, Inc.	20,690	1,429,886
Gibraltar Industries, Inc.(a)	23,993	1,151,904
Total		4,958,485
Commercial Services & Supplies 2.0%
Casella Waste Systems, Inc., Class A(a)	140,710	7,333,805
Healthcare Services Group, Inc.	78,062	1,909,397
Herman Miller, Inc.	47,304	1,116,847
Steelcase, Inc., Class A	130,400	1,572,624
Total		11,932,673
Construction & Engineering 0.9%
Dycom Industries, Inc.(a)	42,059	1,719,792
EMCOR Group, Inc.	23,688	1,566,724
MasTec, Inc.(a)	47,110	2,113,826
Total		5,400,342
Electrical Equipment 0.7%
Atkore International Group, Inc.(a)	55,856	1,527,662
TPI Composites, Inc.(a)	109,141	2,550,625
Total		4,078,287
Machinery 3.8%
Albany International Corp., Class A	38,623	2,267,556
Astec Industries, Inc.	30,047	1,391,477
Chart Industries, Inc.(a)	55,662	2,699,051
Mueller Industries, Inc.	54,703	1,454,006
Mueller Water Products, Inc., Class A	166,310	1,568,303
Proto Labs, Inc.(a)	33,705	3,790,801
Rexnord Corp.	194,220	5,661,513
Tennant Co.	30,313	1,970,648
Watts Water Technologies, Inc., Class A	21,982	1,780,542
Total		22,583,897
Professional Services 2.2%
ASGN, Inc.(a)	102,670	6,846,036
Huron Consulting Group, Inc.(a)	42,506	1,880,891
Insperity, Inc.	47,603	3,081,342
Korn/Ferry International	51,139	1,571,501
Total		13,379,770
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.6%
Marten Transport Ltd.	74,200	1,866,872
Saia, Inc.(a)	16,100	1,789,998
Total		3,656,870
Trading Companies & Distributors 1.3%
Applied Industrial Technologies, Inc.	37,001	2,308,493
Foundation Building Materials, Inc.(a)	98,641	1,539,786
SiteOne Landscape Supply, Inc.(a)	18,740	2,135,798
Systemax, Inc.	91,734	1,884,216
Total		7,868,293
Total Industrials		89,021,582
Information Technology 26.1%
Communications Equipment 0.5%
Netscout Systems, Inc.(a)	61,404	1,569,486
Viavi Solutions, Inc.(a)	114,697	1,461,240
Total		3,030,726
Electronic Equipment, Instruments & Components 3.7%
Benchmark Electronics, Inc.	64,486	1,392,898
ePlus, Inc.(a)	47,265	3,340,690
Fabrinet(a)	40,082	2,501,919
II-VI, Inc.(a)	74,942	3,538,761
Itron, Inc.(a)	23,713	1,570,986
Novanta, Inc.(a)	51,390	5,486,910
Plexus Corp.(a)	59,875	4,224,780
Total		22,056,944
IT Services 2.6%
Endava PLC, ADR(a)	47,278	2,283,528
Evo Payments, Inc., Class A(a)	109,000	2,488,470
ExlService Holdings, Inc.(a)	24,378	1,545,565
Fastly, Inc.(a)	18,100	1,540,853
LiveRamp Holdings, Inc.(a)	63,461	2,695,189
TTEC Holdings, Inc.	38,379	1,786,926
Virtusa Corp.(a)	95,971	3,116,178
Total		15,456,709

The accompanying Notes to Financial Statements are an integral part of this statement.
174	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.3%
Advanced Energy Industries, Inc.(a)	25,116	1,702,614
Ambarella, Inc.(a)	39,191	1,794,948
Brooks Automation, Inc.	39,206	1,734,473
Diodes, Inc.(a)	47,870	2,427,009
Entegris, Inc.	54,150	3,197,558
Formfactor, Inc.(a)	77,456	2,271,784
Impinj, Inc.(a)	48,118	1,321,801
Inphi Corp.(a)	27,599	3,242,883
Photronics, Inc.(a)	144,872	1,612,425
Power Integrations, Inc.	23,194	2,739,907
Semtech Corp.(a)	133,293	6,960,560
Silicon Laboratories, Inc.(a)	27,666	2,774,070
Total		31,780,032
Software 14.0%
Blackline, Inc.(a)	38,867	3,222,463
Bottomline Technologies de, Inc.(a)	35,945	1,824,928
Box, Inc., Class A(a)	92,795	1,926,424
CommVault Systems, Inc.(a)	44,741	1,731,477
Cornerstone OnDemand, Inc.(a)	34,192	1,318,444
Descartes Systems Group, Inc. (The)(a)	66,770	3,532,133
Envestnet, Inc.(a)	145,632	10,709,777
Everbridge, Inc.(a)	20,040	2,772,734
Five9, Inc.(a)	21,035	2,327,943
Globant SA(a)	9,170	1,374,125
j2 Global, Inc.(a)	40,261	2,544,898
Mimecast Ltd.(a)	49,540	2,063,836
New Relic, Inc.(a)	23,400	1,612,260
OneSpan, Inc.(a)	80,939	2,260,626
Pegasystems, Inc.	51,073	5,167,055
PROS Holdings, Inc.(a)	31,400	1,395,102
Q2 Holdings, Inc.(a)	78,068	6,697,454
Qualys, Inc.(a)	26,743	2,781,807
Rapid7, Inc.(a)	107,110	5,464,752
Sprout Social, Inc., Class A(a)	81,592	2,202,984
SPS Commerce, Inc.(a)	94,888	7,127,987
Talend SA, ADR(a)	114,775	3,978,102
Tenable Holdings, Inc.(a)	57,987	1,728,593
Upland Software, Inc.(a)	51,694	1,796,883
Common Stocks (continued)
Issuer	Shares	Value ($)
Verint Systems, Inc.(a)	71,863	3,246,770
Workiva, Inc.(a)	36,486	1,951,636
Zuora, Inc., Class A(a)	118,124	1,506,081
Total		84,267,274
Total Information Technology		156,591,685
Materials 1.7%
Chemicals 0.9%
Balchem Corp.	30,845	2,925,957
Innospec, Inc.	21,399	1,653,073
PQ Group Holdings, Inc.(a)	41,590	550,651
Total		5,129,681
Construction Materials 0.3%
Summit Materials, Inc., Class A(a)	115,864	1,863,093
Metals & Mining 0.5%
Carpenter Technology Corp.	20,513	498,056
Materion Corp.	42,547	2,616,215
Total		3,114,271
Total Materials		10,107,045
Real Estate 1.8%
Equity Real Estate Investment Trusts (REITS) 1.8%
CareTrust REIT, Inc.	79,724	1,368,064
Community Healthcare Trust, Inc.	16,200	662,580
EastGroup Properties, Inc.	15,741	1,867,040
QTS Realty Trust Inc., Class A	106,761	6,842,312
Total		10,739,996
Total Real Estate		10,739,996
Utilities 0.4%
Electric Utilities 0.2%
PNM Resources, Inc.	30,714	1,180,646
Independent Power and Renewable Electricity Producers 0.2%
Ormat Technologies, Inc.	22,260	1,413,288
Total Utilities		2,593,934
Total Common Stocks (Cost $530,693,857)		591,857,161

The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	175

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2020 (Unaudited)
Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	7,201,271	7,201,271
Total Money Market Funds (Cost $7,201,498)		7,201,271
Total Investments in Securities (Cost: $537,895,355)		599,058,432
Other Assets & Liabilities, Net		170,851
Net Assets		599,229,283
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	7,334,418	46,254,878	(46,388,000)	(25)	7,201,271	1,744	41,468	7,201,271
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
176	Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Growth Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	4,949,903	—	—	4,949,903
Consumer Discretionary	68,241,509	—	—	68,241,509
Consumer Staples	21,284,610	—	—	21,284,610
Energy	548,640	—	—	548,640
Financials	40,407,442	—	—	40,407,442
Health Care	187,370,815	—	—	187,370,815
Industrials	89,021,582	—	—	89,021,582
Information Technology	156,591,685	—	—	156,591,685
Materials	10,107,045	—	—	10,107,045
Real Estate	10,739,996	—	—	10,739,996
Utilities	2,593,934	—	—	2,593,934
Total Common Stocks	591,857,161	—	—	591,857,161
Money Market Funds	7,201,271	—	—	7,201,271
Total Investments in Securities	599,058,432	—	—	599,058,432
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	177

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
	CTIVP® – American Century Diversified Bond Fund	CTIVP® – CenterSquare Real Estate Fund	CTIVP® – Los Angeles Capital Large Cap Growth Fund	CTIVP® – MFS® Value Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,162,745,233, $229,145,352, $1,168,844,857, $919,066,453, respectively)	$3,271,271,310	$221,205,824	$1,609,146,854	$1,133,067,300
Affiliated issuers (cost $35,271,765, $1,066,422, $7,267,768, $11,062,995, respectively)	35,271,765	1,066,422	7,267,768	11,062,995
Cash	185,771	—	—	—
Foreign currency (cost $3, $—, $—, $26,171, respectively)	3	—	—	26,171
Unrealized appreciation on forward foreign currency exchange contracts	827,449	—	—	—
Receivable for:
Investments sold	16,063,723	576,016	—	839,459
Investments sold on a delayed delivery basis	130,265,393	—	—	—
Capital shares sold	150,208	158	16,730	—
Dividends	8,532	837,858	531,968	1,417,464
Interest	16,779,556	—	—	—
Foreign tax reclaims	45,772	2,911	555	73,712
Variation margin for futures contracts	300,657	—	—	—
Total assets	3,471,170,139	223,689,189	1,616,963,875	1,146,487,101
Liabilities
Due to custodian	—	—	555	29,566
Unrealized depreciation on forward foreign currency exchange contracts	600,999	—	—	—
Payable for:
Investments purchased	20,911,350	888,664	—	688,528
Investments purchased on a delayed delivery basis	378,585,441	—	—	—
Capital shares purchased	3,403,212	120,974	1,795,407	3,445,703
Variation margin for futures contracts	77,899	—	—	—
Variation margin for swap contracts	945,589	—	—	—
Management services fees	40,146	4,516	29,783	21,697
Distribution and/or service fees	128	166	107	377
Service fees	1,093	315	515	1,929
Compensation of board members	158,545	43,841	92,756	108,739
Compensation of chief compliance officer	238	47	192	190
Other expenses	33,794	24,099	29,268	36,135
Total liabilities	404,758,434	1,082,622	1,948,583	4,332,864
Net assets applicable to outstanding capital stock	$3,066,411,705	$222,606,567	$1,615,015,292	$1,142,154,237
Represented by
Paid in capital	2,857,675,607	174,968,921	—	—
Total distributable earnings (loss)	208,736,098	47,637,646	—	—
Trust capital	$—	$—	$1,615,015,292	$1,142,154,237
Total - representing net assets applicable to outstanding capital stock	$3,066,411,705	$222,606,567	$1,615,015,292	$1,142,154,237
Class 1
Net assets	$3,047,680,971	$198,118,138	$1,598,962,334	$1,086,304,175
Shares outstanding	265,329,575	23,809,039	42,044,149	42,848,418
Net asset value per share	$11.49	$8.32	$38.03	$25.35
Class 2
Net assets	$18,730,734	$24,488,429	$16,052,958	$55,850,062
Shares outstanding	1,639,503	2,965,252	433,176	2,258,280
Net asset value per share	$11.42	$8.26	$37.06	$24.73
The accompanying Notes to Financial Statements are an integral part of this statement.
178	Variable Portfolio Funds | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
June 30, 2020 (Unaudited)
	CTIVP® – Morgan Stanley Advantage Fund	CTIVP® – T. Rowe Price Large Cap Value Fund	CTIVP® – TCW Core Plus Bond Fund	CTIVP® – Wells Fargo Short Duration Government Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,376,841,442, $1,385,267,241, $3,052,463,218, $1,526,545,490, respectively)	$2,043,781,910	$1,344,068,931	$3,138,291,094	$1,552,006,960
Affiliated issuers (cost $41,527,369, $4,694,217, $385,161,977, $56,721,174, respectively)	41,527,369	4,694,217	385,142,032	56,720,856
Cash	—	—	278,339	—
Foreign currency (cost $1,420, $—, $—, $—, respectively)	1,385	—	—	—
Margin deposits on:
Futures contracts	—	—	120,000	2,042,000
Receivable for:
Investments sold	11,933,359	7,743,686	—	782,590
Investments sold on a delayed delivery basis	—	—	345,054,380	66,074,167
Capital shares sold	8,391	77	207,689	346,392
Dividends	300,409	2,671,579	90,487	9,821
Interest	—	—	12,500,480	3,963,298
Interfund lending	5,900,000	—	—	—
Foreign tax reclaims	—	158,405	41,583	—
Variation margin for futures contracts	—	—	19,250	135,477
Prepaid expenses	1	—	—	—
Total assets	2,103,452,824	1,359,336,895	3,881,745,334	1,682,081,561
Liabilities
Due to custodian	—	—	—	130,000
Payable for:
Investments purchased	—	562,306	—	129,833
Investments purchased on a delayed delivery basis	—	—	701,235,121	116,307,383
Capital shares purchased	5,341,328	3,355,527	3,561,306	678,916
Variation margin for futures contracts	—	—	61,375	—
Management services fees	37,513	25,433	41,503	18,088
Distribution and/or service fees	181	156	114	355
Service fees	752	767	552	586
Compensation of board members	97,321	110,411	118,927	103,579
Compensation of chief compliance officer	247	223	337	230
Other expenses	27,738	29,540	40,548	29,526
Total liabilities	5,505,080	4,084,363	705,059,783	117,398,496
Net assets applicable to outstanding capital stock	$2,097,947,744	$1,355,252,532	$3,176,685,551	$1,564,683,065
Represented by
Paid in capital	—	—	2,818,141,764	1,463,029,288
Total distributable earnings (loss)	—	—	358,543,787	101,653,777
Trust capital	$2,097,947,744	$1,355,252,532	$—	$—
Total - representing net assets applicable to outstanding capital stock	$2,097,947,744	$1,355,252,532	$3,176,685,551	$1,564,683,065
Class 1
Net assets	$2,071,002,311	$1,332,096,055	$3,160,069,659	$1,512,351,446
Shares outstanding	43,928,971	62,372,951	270,415,186	142,709,646
Net asset value per share	$47.14	$21.36	$11.69	$10.60
Class 2
Net assets	$26,945,433	$23,156,477	$16,615,892	$52,331,619
Shares outstanding	586,211	1,112,081	1,429,291	4,965,664
Net asset value per share	$45.97	$20.82	$11.63	$10.54
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	179

Statement of Assets and Liabilities  (continued)
June 30, 2020 (Unaudited)
	CTIVP® – Westfield Mid Cap Growth Fund	Variable Portfolio – Partners Core Bond Fund	Variable Portfolio – Partners International Core Equity Fund	Variable Portfolio – Partners International Growth Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $432,173,767, $4,635,232,645, $2,461,720,216, $911,528,426, respectively)	$546,344,620	$4,863,439,864	$2,504,325,793	$1,016,560,904
Affiliated issuers (cost $1,481,614, $148,205,555, $51,817,147, $4,901,514, respectively)	1,481,614	148,199,638	51,817,041	4,901,514
Foreign currency (cost $—, $—, $21,426,406, $188,200, respectively)	—	—	5,658,720	216,254
Cash collateral held at broker for:
TBA	—	750,000	—	—
Margin deposits on:
Futures contracts	—	—	3,242,800	—
Receivable for:
Investments sold	—	42,566,633	77,612,786	—
Investments sold on a delayed delivery basis	—	362,962,230	—	—
Capital shares sold	—	228,797	122	—
Dividends	104,533	65,702	3,245,592	689,337
Interest	—	18,859,319	—	—
Foreign tax reclaims	—	110,713	9,734,011	2,786,492
Expense reimbursement due from Investment Manager	—	—	—	289
Total assets	547,930,767	5,437,182,896	2,655,636,865	1,025,154,790
Liabilities
Due to custodian	—	945,251	647	64,988
Payable for:
Investments purchased	—	30,074,170	78,756,015	352,998
Investments purchased on a delayed delivery basis	—	736,937,770	—	—
Capital shares purchased	379,997	3,911,652	636,020	1,621,925
Variation margin for futures contracts	—	—	57,339	—
Management services fees	11,899	59,589	54,465	24,666
Distribution and/or service fees	163	105	50	233
Service fees	1,206	677	332	2,062
Compensation of board members	58,610	154,802	106,259	102,097
Compensation of chief compliance officer	73	449	346	103
Other expenses	23,696	65,569	95,612	36,536
Other liabilities	—	—	5,599	—
Total liabilities	475,644	772,150,034	79,712,684	2,205,608
Net assets applicable to outstanding capital stock	$547,455,123	$4,665,032,862	$2,575,924,181	$1,022,949,182
Represented by
Paid in capital	—	4,175,536,119	2,704,384,374	889,541,135
Total distributable earnings (loss)	—	489,496,743	(128,460,193)	133,408,047
Trust capital	$547,455,123	$—	$—	$—
Total - representing net assets applicable to outstanding capital stock	$547,455,123	$4,665,032,862	$2,575,924,181	$1,022,949,182
Class 1
Net assets	$523,189,861	$4,649,805,939	$2,568,524,834	$988,364,056
Shares outstanding	16,347,469	393,329,657	261,479,708	89,528,458
Net asset value per share	$32.00	$11.82	$9.82	$11.04
Class 2
Net assets	$24,265,262	$15,226,923	$7,399,347	$34,585,126
Shares outstanding	778,562	1,295,857	758,797	3,150,149
Net asset value per share	$31.17	$11.75	$9.75	$10.98
The accompanying Notes to Financial Statements are an integral part of this statement.
180	Variable Portfolio Funds | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
June 30, 2020 (Unaudited)
	Variable Portfolio – Partners International Value Fund	Variable Portfolio – Partners Small Cap Growth Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,090,038,311, $530,693,857, respectively)	$966,192,348	$591,857,161
Affiliated issuers (cost $17,055,013, $7,201,498, respectively)	17,055,013	7,201,271
Foreign currency (cost $1,187,741, $—, respectively)	1,185,042	—
Receivable for:
Investments sold	—	807,688
Capital shares sold	14,949	—
Dividends	1,570,987	130,481
Foreign tax reclaims	4,545,929	—
Expense reimbursement due from Investment Manager	963	143
Total assets	990,565,231	599,996,744
Liabilities
Payable for:
Investments purchased	—	548,397
Capital shares purchased	1,518,729	128,287
Management services fees	22,830	13,855
Distribution and/or service fees	119	79
Service fees	1,447	546
Compensation of board members	87,976	51,835
Compensation of chief compliance officer	98	80
Other expenses	23,255	24,382
Other liabilities	4,198	—
Total liabilities	1,658,652	767,461
Net assets applicable to outstanding capital stock	$988,906,579	$599,229,283
Represented by
Paid in capital	1,232,688,047	—
Total distributable earnings (loss)	(243,781,468)	—
Trust capital	$—	$599,229,283
Total - representing net assets applicable to outstanding capital stock	$988,906,579	$599,229,283
Class 1
Net assets	$971,371,952	$587,488,978
Shares outstanding	129,102,402	23,329,930
Net asset value per share	$7.52	$25.18
Class 2
Net assets	$17,534,627	$11,740,305
Shares outstanding	2,338,519	478,278
Net asset value per share	$7.50	$24.55
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	181

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
	CTIVP® – American Century Diversified Bond Fund	CTIVP® – CenterSquare Real Estate Fund	CTIVP® – Los Angeles Capital Large Cap Growth Fund	CTIVP® – MFS® Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$261,060	$4,484,685	$8,764,973	$15,882,643
Dividends — affiliated issuers	489,106	17,070	74,171	46,836
Interest	38,653,351	—	—	—
Interfund lending	1,921	—	—	—
Foreign taxes withheld	—	(239)	—	(366,377)
Total income	39,405,438	4,501,516	8,839,144	15,563,102
Expenses:
Management services fees	7,335,265	1,016,592	5,400,334	4,349,811
Distribution and/or service fees
Class 2	23,278	32,858	17,896	70,965
Service fees	5,789	7,001	4,071	16,572
Compensation of board members	18,643	5,622	12,294	9,652
Custodian fees	16,882	5,898	6,849	13,265
Printing and postage fees	4,029	6,136	3,615	12,338
Audit fees	14,669	14,669	14,669	14,669
Legal fees	18,995	5,434	11,838	10,361
Line of credit interest	—	—	—	224
Interest on collateral	804	—	—	—
Interest on interfund lending	—	—	14	1,307
Compensation of chief compliance officer	365	47	206	149
Other	17,521	5,155	14,151	12,574
Total expenses	7,456,240	1,099,412	5,485,937	4,511,887
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	—	—	(7,947)
Total net expenses	7,456,240	1,099,412	5,485,937	4,503,940
Net investment income	31,949,198	3,402,104	3,353,207	11,059,162
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	38,205,483	18,091,775	157,637,547	75,342,639
Investments — affiliated issuers	3,771	993	3,012	3,493
Foreign currency translations	—	26	—	(21,582)
Forward foreign currency exchange contracts	1,736,052	—	—	—
Futures contracts	8,170,137	—	—	—
Swap contracts	6,404,190	—	—	—
Net realized gain	54,519,633	18,092,794	157,640,559	75,324,550
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	48,045,130	(56,210,291)	(4,389,633)	(279,959,929)
Investments — affiliated issuers	—	32	603	281
Foreign currency translations	—	(54)	—	(176)
Forward foreign currency exchange contracts	24,535	—	—	—
Futures contracts	(999,475)	—	—	—
Swap contracts	(4,039,744)	—	—	—
Net change in unrealized appreciation (depreciation)	43,030,446	(56,210,313)	(4,389,030)	(279,959,824)
Net realized and unrealized gain (loss)	97,550,079	(38,117,519)	153,251,529	(204,635,274)
Net increase (decrease) in net assets resulting from operations	$129,499,277	$(34,715,415)	$156,604,736	$(193,576,112)
The accompanying Notes to Financial Statements are an integral part of this statement.
182	Variable Portfolio Funds | Semiannual Report 2020

Statement of Operations  (continued)
Six Months Ended June 30, 2020 (Unaudited)
	CTIVP® – Morgan Stanley Advantage Fund	CTIVP® – T. Rowe Price Large Cap Value Fund	CTIVP® – TCW Core Plus Bond Fund	CTIVP® – Wells Fargo Short Duration Government Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$2,353,003	$23,916,065	$—	$—
Dividends — affiliated issuers	212,562	110,554	1,528,689	169,362
Interest	—	—	35,966,323	16,201,887
Foreign taxes withheld	(28,953)	(623,471)	(4,449)	—
Total income	2,536,612	23,403,148	37,490,563	16,371,249
Expenses:
Management services fees	6,385,109	5,096,483	7,435,989	3,262,005
Distribution and/or service fees
Class 2	25,255	29,079	17,539	48,651
Service fees	5,695	6,754	4,077	10,096
Compensation of board members	14,129	11,432	20,551	11,776
Custodian fees	9,221	9,066	19,592	7,662
Printing and postage fees	4,148	5,379	3,049	6,419
Audit fees	15,365	14,669	20,053	14,669
Legal fees	13,285	11,687	19,044	11,659
Interest on interfund lending	1,398	—	—	—
Compensation of chief compliance officer	233	193	309	139
Other	17,059	33,425	20,449	14,257
Total expenses	6,490,897	5,218,167	7,560,652	3,387,333
Net investment income (loss)	(3,954,285)	18,184,981	29,929,911	12,983,916
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	318,084,732	8,544,974	90,126,048	9,681,222
Investments — affiliated issuers	1,971	8,618	(138,128)	4,317
Foreign currency translations	(17,699)	2,301	253	—
Forward foreign currency exchange contracts	—	—	802,104	—
Futures contracts	—	—	26,732,176	4,422,123
Net realized gain	318,069,004	8,555,893	117,522,453	14,107,662
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	277,170,663	(342,372,172)	36,447,687	20,471,807
Investments — affiliated issuers	563	2,081	(18,542)	(318)
Foreign currency translations	(917)	(15)	—	—
Forward foreign currency exchange contracts	—	—	(453,691)	—
Futures contracts	—	—	2,184,417	(480,314)
Net change in unrealized appreciation (depreciation)	277,170,309	(342,370,106)	38,159,871	19,991,175
Net realized and unrealized gain (loss)	595,239,313	(333,814,213)	155,682,324	34,098,837
Net increase (decrease) in net assets resulting from operations	$591,285,028	$(315,629,232)	$185,612,235	$47,082,753
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	183

Statement of Operations  (continued)
Six Months Ended June 30, 2020 (Unaudited)
	CTIVP® – Westfield Mid Cap Growth Fund	Variable Portfolio – Partners Core Bond Fund	Variable Portfolio – Partners International Core Equity Fund	Variable Portfolio – Partners International Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$1,583,371	$—	$45,756,245	$7,127,249
Dividends — affiliated issuers	38,614	1,093,572	334,599	97,638
Interest	—	55,729,475	15,925	—
Interfund lending	20	724	42	—
Foreign taxes withheld	(13,865)	(11,950)	(4,743,852)	(753,430)
Total income	1,608,140	56,811,821	41,362,959	6,471,457
Expenses:
Management services fees	2,146,398	10,321,421	9,871,831	4,337,574
Distribution and/or service fees
Class 2	29,287	17,029	8,981	40,196
Service fees	7,092	4,047	2,188	9,745
Compensation of board members	6,223	23,913	18,387	7,317
Custodian fees	5,575	37,396	156,044	58,096
Printing and postage fees	5,430	4,910	4,123	7,770
Audit fees	14,669	32,077	53,316	54,051
Legal fees	6,405	24,787	16,732	8,601
Interest on collateral	—	14	—	—
Interest on interfund lending	7	—	—	—
Compensation of chief compliance officer	57	424	297	122
Other	5,960	26,039	21,595	18,225
Total expenses	2,227,103	10,492,057	10,153,494	4,541,697
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	—	—	(36,338)
Total net expenses	2,227,103	10,492,057	10,153,494	4,505,359
Net investment income (loss)	(618,963)	46,319,764	31,209,465	1,966,098
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,176,094	92,081,468	(176,275,227)	27,935,090
Investments — affiliated issuers	7,516	71,069	19,258	3,249
Foreign currency translations	—	—	(1,882,697)	(317,342)
Futures contracts	—	—	(4,681,658)	—
Net realized gain (loss)	6,183,610	92,152,537	(182,820,324)	27,620,997
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(7,488,827)	117,031,282	(146,382,239)	(59,225,231)
Investments — affiliated issuers	—	(3,555)	4,184	—
Foreign currency translations	—	—	33,229	46,737
Futures contracts	—	—	427,986	—
Net change in unrealized appreciation (depreciation)	(7,488,827)	117,027,727	(145,916,840)	(59,178,494)
Net realized and unrealized gain (loss)	(1,305,217)	209,180,264	(328,737,164)	(31,557,497)
Net increase (decrease) in net assets resulting from operations	$(1,924,180)	$255,500,028	$(297,527,699)	$(29,591,399)
The accompanying Notes to Financial Statements are an integral part of this statement.
184	Variable Portfolio Funds | Semiannual Report 2020

Statement of Operations  (continued)
Six Months Ended June 30, 2020 (Unaudited)
	Variable Portfolio – Partners International Value Fund	Variable Portfolio – Partners Small Cap Growth Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$14,801,857	$1,108,205
Dividends — affiliated issuers	19,722	41,468
Interfund lending	63	—
Foreign taxes withheld	(1,469,189)	(1,009)
Total income	13,352,453	1,148,664
Expenses:
Management services fees	3,636,541	2,337,297
Distribution and/or service fees
Class 2	23,143	12,913
Service fees	5,901	3,067
Compensation of board members	7,209	6,530
Custodian fees	48,725	8,617
Printing and postage fees	3,838	4,202
Audit fees	44,982	14,669
Legal fees	8,079	6,411
Compensation of chief compliance officer	113	55
Other	12,507	8,695
Total expenses	3,791,038	2,402,456
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(95,362)	(20,604)
Total net expenses	3,695,676	2,381,852
Net investment income (loss)	9,656,777	(1,233,188)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(123,992,934)	13,572,089
Investments — affiliated issuers	2,405	1,744
Foreign currency translations	(36,217)	—
Net realized gain (loss)	(124,026,746)	13,573,833
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(111,114,965)	(12,395,845)
Investments — affiliated issuers	—	(25)
Foreign currency translations	66,065	—
Net change in unrealized appreciation (depreciation)	(111,048,900)	(12,395,870)
Net realized and unrealized gain (loss)	(235,075,646)	1,177,963
Net decrease in net assets resulting from operations	$(225,418,869)	$(55,225)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	185

Statement of Changes in Net Assets
	CTIVP® – American Century Diversified Bond Fund		CTIVP® – CenterSquare Real Estate Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$31,949,198	$61,945,269	$3,402,104	$10,372,607
Net realized gain	54,519,633	24,314,151	18,092,794	32,779,377
Net change in unrealized appreciation (depreciation)	43,030,446	104,075,182	(56,210,313)	69,340,489
Net increase (decrease) in net assets resulting from operations	129,499,277	190,334,602	(34,715,415)	112,492,473
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(115,409,086)	—	(8,795,167)
Class 2	—	(878,027)	—	(452,916)
Total distributions to shareholders	—	(116,287,113)	—	(9,248,083)
Increase (decrease) in net assets from capital stock activity	17,536,511	839,918,857	(281,842,970)	9,402,580
Total increase (decrease) in net assets	147,035,788	913,966,346	(316,558,385)	112,646,970
Net assets at beginning of period	2,919,375,917	2,005,409,571	539,164,952	426,517,982
Net assets at end of period	$3,066,411,705	$2,919,375,917	$222,606,567	$539,164,952

	CTIVP® – American Century Diversified Bond Fund				CTIVP® – CenterSquare Real Estate Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	28,990,290	322,993,476	97,039,092	1,062,030,439	16,677	144,377	24,062	231,848
Distributions reinvested	—	—	10,725,752	115,409,086	—	—	960,171	8,795,167
Redemptions	(27,203,816)	(304,701,522)	(31,217,452)	(342,673,000)	(27,883,998)	(280,929,196)	(1,927)	(18,282)
Net increase (decrease)	1,786,474	18,291,954	76,547,392	834,766,525	(27,867,321)	(280,784,819)	982,306	9,008,733
Class 2
Subscriptions	114,716	1,281,788	519,107	5,672,160	108,345	875,316	282,522	2,688,188
Distributions reinvested	—	—	81,829	878,027	—	—	49,662	452,916
Redemptions	(182,360)	(2,037,231)	(128,195)	(1,397,855)	(238,762)	(1,933,467)	(298,192)	(2,747,257)
Net increase (decrease)	(67,644)	(755,443)	472,741	5,152,332	(130,417)	(1,058,151)	33,992	393,847
Total net increase (decrease)	1,718,830	17,536,511	77,020,133	839,918,857	(27,997,738)	(281,842,970)	1,016,298	9,402,580
The accompanying Notes to Financial Statements are an integral part of this statement.
186	Variable Portfolio Funds | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	CTIVP® – Los Angeles Capital Large Cap Growth Fund		CTIVP® – MFS® Value Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$3,353,207	$8,445,789	$11,059,162	$25,964,043
Net realized gain	157,640,559	122,386,458	75,324,550	182,631,264
Net change in unrealized appreciation (depreciation)	(4,389,030)	377,748,339	(279,959,824)	217,733,215
Net increase (decrease) in net assets resulting from operations	156,604,736	508,580,586	(193,576,112)	426,328,522
Decrease in net assets from capital stock activity	(571,055,753)	(59,644,246)	(221,844,990)	(502,000,293)
Total increase (decrease) in net assets	(414,451,017)	448,936,340	(415,421,102)	(75,671,771)
Net assets at beginning of period	2,029,466,309	1,580,529,969	1,557,575,339	1,633,247,110
Net assets at end of period	$1,615,015,292	$2,029,466,309	$1,142,154,237	$1,557,575,339

	CTIVP® – Los Angeles Capital Large Cap Growth Fund				CTIVP® – MFS® Value Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	246,855	7,655,286	367,160	11,380,219	11,593,100	338,445,417	238,495	6,302,198
Redemptions	(16,008,973)	(578,844,251)	(2,266,904)	(70,741,772)	(19,960,128)	(560,565,723)	(19,731,939)	(513,539,610)
Net decrease	(15,762,118)	(571,188,965)	(1,899,744)	(59,361,553)	(8,367,028)	(222,120,306)	(19,493,444)	(507,237,412)
Class 2
Subscriptions	25,693	851,344	37,214	1,122,836	147,763	3,604,790	326,349	8,502,301
Redemptions	(24,394)	(718,132)	(46,086)	(1,405,529)	(135,505)	(3,329,474)	(127,957)	(3,265,182)
Net increase (decrease)	1,299	133,212	(8,872)	(282,693)	12,258	275,316	198,392	5,237,119
Total net decrease	(15,760,819)	(571,055,753)	(1,908,616)	(59,644,246)	(8,354,770)	(221,844,990)	(19,295,052)	(502,000,293)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	187

Statement of Changes in Net Assets   (continued)
	CTIVP® – Morgan Stanley Advantage Fund		CTIVP® – T. Rowe Price Large Cap Value Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$(3,954,285)	$(1,266,065)	$18,184,981	$43,349,140
Net realized gain	318,069,004	282,297,583	8,555,893	113,613,420
Net change in unrealized appreciation (depreciation)	277,170,309	234,645,356	(342,370,106)	317,456,413
Net increase (decrease) in net assets resulting from operations	591,285,028	515,676,874	(315,629,232)	474,418,973
Decrease in net assets from capital stock activity	(857,724,437)	(58,339,863)	(344,356,127)	(419,205,872)
Total increase (decrease) in net assets	(266,439,409)	457,337,011	(659,985,359)	55,213,101
Net assets at beginning of period	2,364,387,153	1,907,050,142	2,015,237,891	1,960,024,790
Net assets at end of period	$2,097,947,744	$2,364,387,153	$1,355,252,532	$2,015,237,891

	CTIVP® – Morgan Stanley Advantage Fund				CTIVP® – T. Rowe Price Large Cap Value Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	594,910	19,224,294	2,551,930	87,028,483	5,425,520	113,156,138	4,033,809	94,788,787
Redemptions	(22,607,235)	(878,563,077)	(4,321,445)	(147,525,817)	(18,961,392)	(458,350,554)	(21,894,664)	(515,929,463)
Net decrease	(22,012,325)	(859,338,783)	(1,769,515)	(60,497,334)	(13,535,872)	(345,194,416)	(17,860,855)	(421,140,676)
Class 2
Subscriptions	90,775	3,589,968	158,829	5,227,126	109,438	2,329,475	193,911	4,511,698
Redemptions	(56,132)	(1,975,622)	(91,493)	(3,069,655)	(71,120)	(1,491,186)	(112,132)	(2,576,894)
Net increase	34,643	1,614,346	67,336	2,157,471	38,318	838,289	81,779	1,934,804
Total net decrease	(21,977,682)	(857,724,437)	(1,702,179)	(58,339,863)	(13,497,554)	(344,356,127)	(17,779,076)	(419,205,872)
The accompanying Notes to Financial Statements are an integral part of this statement.
188	Variable Portfolio Funds | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	CTIVP® – TCW Core Plus Bond Fund		CTIVP® – Wells Fargo Short Duration Government Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$29,929,911	$73,258,477	$12,983,916	$45,141,524
Net realized gain	117,522,453	98,236,894	14,107,662	19,775,460
Net change in unrealized appreciation (depreciation)	38,159,871	64,674,065	19,991,175	4,223,327
Net increase in net assets resulting from operations	185,612,235	236,169,436	47,082,753	69,140,311
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(74,637,337)	—	(20,494,923)
Class 2	—	(232,202)	—	(226,890)
Total distributions to shareholders	—	(74,869,539)	—	(20,721,813)
Increase (decrease) in net assets from capital stock activity	170,184,374	(63,281,170)	(16,812,572)	(483,703,277)
Total increase (decrease) in net assets	355,796,609	98,018,727	30,270,181	(435,284,779)
Net assets at beginning of period	2,820,888,942	2,722,870,215	1,534,412,884	1,969,697,663
Net assets at end of period	$3,176,685,551	$2,820,888,942	$1,564,683,065	$1,534,412,884

	CTIVP® – TCW Core Plus Bond Fund				CTIVP® – Wells Fargo Short Duration Government Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	34,767,137	388,371,511	14,400,724	156,536,197	682,942	7,135,785	2,240,976	22,814,492
Distributions reinvested	—	—	6,949,472	74,637,337	—	—	2,015,233	20,494,923
Redemptions	(19,522,557)	(221,835,771)	(27,617,067)	(298,097,553)	(4,357,573)	(45,562,529)	(51,749,834)	(530,609,050)
Net increase (decrease)	15,244,580	166,535,740	(6,266,871)	(66,924,019)	(3,674,631)	(38,426,744)	(47,493,625)	(487,299,635)
Class 2
Subscriptions	385,916	4,355,597	393,355	4,259,003	2,401,352	25,052,129	917,755	9,297,102
Distributions reinvested	—	—	21,681	232,202	—	—	22,376	226,890
Redemptions	(62,538)	(706,963)	(78,593)	(848,356)	(330,904)	(3,437,957)	(584,391)	(5,927,634)
Net increase	323,378	3,648,634	336,443	3,642,849	2,070,448	21,614,172	355,740	3,596,358
Total net increase (decrease)	15,567,958	170,184,374	(5,930,428)	(63,281,170)	(1,604,183)	(16,812,572)	(47,137,885)	(483,703,277)
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	189

Statement of Changes in Net Assets   (continued)
	CTIVP® – Westfield Mid Cap Growth Fund		Variable Portfolio – Partners Core Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$(618,963)	$1,428,599	$46,319,764	$97,378,623
Net realized gain	6,183,610	85,890,797	92,152,537	87,186,762
Net change in unrealized appreciation (depreciation)	(7,488,827)	113,670,885	117,027,727	113,220,278
Net increase (decrease) in net assets resulting from operations	(1,924,180)	200,990,281	255,500,028	297,785,663
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	—	—	(87,417,075)
Class 2	—	—	—	(218,895)
Total distributions to shareholders	—	—	—	(87,635,970)
Increase (decrease) in net assets from capital stock activity	(32,487,242)	(129,185,647)	638,188,464	16,601,795
Total increase (decrease) in net assets	(34,411,422)	71,804,634	893,688,492	226,751,488
Net assets at beginning of period	581,866,545	510,061,911	3,771,344,370	3,544,592,882
Net assets at end of period	$547,455,123	$581,866,545	$4,665,032,862	$3,771,344,370

	CTIVP® – Westfield Mid Cap Growth Fund				Variable Portfolio – Partners Core Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	178,110	4,676,322	67,451	1,920,149	78,086,477	887,721,244	22,532,382	249,021,037
Distributions reinvested	—	—	—	—	—	—	8,027,279	87,417,075
Redemptions	(1,100,154)	(35,746,270)	(4,524,809)	(131,362,216)	(21,905,821)	(252,260,038)	(29,429,770)	(321,681,520)
Net increase (decrease)	(922,044)	(31,069,948)	(4,457,358)	(129,442,067)	56,180,656	635,461,206	1,129,891	14,756,592
Class 2
Subscriptions	25,543	728,059	84,358	2,341,547	357,996	4,091,086	241,827	2,654,205
Distributions reinvested	—	—	—	—	—	—	20,175	218,895
Redemptions	(77,002)	(2,145,353)	(75,897)	(2,085,127)	(118,227)	(1,363,828)	(94,160)	(1,027,897)
Net increase (decrease)	(51,459)	(1,417,294)	8,461	256,420	239,769	2,727,258	167,842	1,845,203
Total net increase (decrease)	(973,503)	(32,487,242)	(4,448,897)	(129,185,647)	56,420,425	638,188,464	1,297,733	16,601,795
The accompanying Notes to Financial Statements are an integral part of this statement.
190	Variable Portfolio Funds | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Partners International Core Equity Fund		Variable Portfolio – Partners International Growth Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$31,209,465	$82,261,716	$1,966,098	$7,832,994
Net realized gain (loss)	(182,820,324)	4,899,844	27,620,997	14,809,456
Net change in unrealized appreciation (depreciation)	(145,916,840)	419,847,523	(59,178,494)	185,443,297
Net increase (decrease) in net assets resulting from operations	(297,527,699)	507,009,083	(29,591,399)	208,085,747
Distributions to shareholders
Net investment income and net realized gains
Class 1	(14,014,160)	(131,224,072)	(13,141,970)	(36,558,331)
Class 2	(40,703)	(316,961)	(418,968)	(1,423,605)
Total distributions to shareholders	(14,054,863)	(131,541,033)	(13,560,938)	(37,981,936)
Increase (decrease) in net assets from capital stock activity	(14,627,045)	(247,041,245)	(27,120,748)	99,811,028
Total increase (decrease) in net assets	(326,209,607)	128,426,805	(70,273,085)	269,914,839
Net assets at beginning of period	2,902,133,788	2,773,706,983	1,093,222,267	823,307,428
Net assets at end of period	$2,575,924,181	$2,902,133,788	$1,022,949,182	$1,093,222,267

	Variable Portfolio – Partners International Core Equity Fund				Variable Portfolio – Partners International Growth Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	11,146,607	107,232,349	2,298,808	23,828,550	11,968,756	130,971,007	23,141,178	255,960,862
Distributions reinvested	1,520,718	14,014,160	12,465,920	131,224,072	1,228,639	13,141,970	3,502,691	36,558,331
Redemptions	(13,578,347)	(135,884,087)	(37,595,492)	(402,477,631)	(15,943,439)	(171,758,205)	(18,245,663)	(192,110,566)
Net increase (decrease)	(911,022)	(14,637,578)	(22,830,764)	(247,425,009)	(2,746,044)	(27,645,228)	8,398,206	100,408,627
Class 2
Subscriptions	62,799	557,086	113,775	1,184,063	248,021	2,486,320	218,143	2,265,279
Distributions reinvested	4,449	40,703	30,286	316,961	38,819	418,968	136,919	1,423,605
Redemptions	(63,646)	(587,256)	(107,299)	(1,117,260)	(233,605)	(2,380,808)	(411,469)	(4,286,483)
Net increase (decrease)	3,602	10,533	36,762	383,764	53,235	524,480	(56,407)	(597,599)
Total net increase (decrease)	(907,420)	(14,627,045)	(22,794,002)	(247,041,245)	(2,692,809)	(27,120,748)	8,341,799	99,811,028
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	191

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Partners International Value Fund		Variable Portfolio – Partners Small Cap Growth Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$9,656,777	$26,861,216	$(1,233,188)	$(2,398,928)
Net realized gain (loss)	(124,026,746)	(599,189)	13,573,833	29,612,990
Net change in unrealized appreciation (depreciation)	(111,048,900)	83,600,969	(12,395,870)	90,219,073
Net increase (decrease) in net assets resulting from operations	(225,418,869)	109,862,996	(55,225)	117,433,135
Distributions to shareholders
Net investment income and net realized gains
Class 1	(5,850,749)	(57,034,764)	—	—
Class 2	(136,870)	(1,437,725)	—	—
Total distributions to shareholders	(5,987,619)	(58,472,489)	—	—
Increase (decrease) in net assets from capital stock activity	168,507,133	159,159,980	13,500,391	(119,412,576)
Total increase (decrease) in net assets	(62,899,355)	210,550,487	13,445,166	(1,979,441)
Net assets at beginning of period	1,051,805,934	841,255,447	585,784,117	587,763,558
Net assets at end of period	$988,906,579	$1,051,805,934	$599,229,283	$585,784,117

	Variable Portfolio – Partners International Value Fund				Variable Portfolio – Partners Small Cap Growth Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	32,102,257	238,094,079	27,322,528	261,667,235	891,747	17,676,894	979,564	23,356,226
Distributions reinvested	877,174	5,850,749	6,053,916	57,034,764	—	—	—	—
Redemptions	(9,749,998)	(74,589,992)	(17,097,348)	(162,424,783)	(196,145)	(4,577,617)	(6,021,481)	(143,855,339)
Net increase (decrease)	23,229,433	169,354,836	16,279,096	156,277,216	695,602	13,099,277	(5,041,917)	(120,499,113)
Class 2
Subscriptions	129,558	948,653	404,643	3,800,109	73,038	1,545,980	78,530	1,836,824
Distributions reinvested	20,582	136,870	152,938	1,437,725	—	—	—	—
Redemptions	(253,834)	(1,933,226)	(251,063)	(2,355,070)	(49,967)	(1,144,866)	(32,190)	(750,287)
Net increase (decrease)	(103,694)	(847,703)	306,518	2,882,764	23,071	401,114	46,340	1,086,537
Total net increase (decrease)	23,125,739	168,507,133	16,585,614	159,159,980	718,673	13,500,391	(4,995,577)	(119,412,576)
The accompanying Notes to Financial Statements are an integral part of this statement.
192	Variable Portfolio Funds | Semiannual Report 2020

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Variable Portfolio Funds | Semiannual Report 2020	193

Financial Highlights
CTIVP® – American Century Diversified Bond Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$11.01	0.12	0.36	0.48	—	—	—
Year Ended 12/31/2019	$10.65	0.31	0.71	1.02	(0.66)	—	(0.66)
Year Ended 12/31/2018	$11.15	0.37	(0.49)	(0.12)	(0.31)	(0.07)	(0.38)
Year Ended 12/31/2017	$10.95	0.30	0.23	0.53	(0.26)	(0.07)	(0.33)
Year Ended 12/31/2016	$10.76	0.27	0.13	0.40	(0.20)	(0.01)	(0.21)
Year Ended 12/31/2015	$11.05	0.23	(0.23)	0.00(e)	(0.24)	(0.05)	(0.29)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$10.96	0.10	0.36	0.46	—	—	—
Year Ended 12/31/2019	$10.61	0.28	0.70	0.98	(0.63)	—	(0.63)
Year Ended 12/31/2018	$11.11	0.34	(0.49)	(0.15)	(0.28)	(0.07)	(0.35)
Year Ended 12/31/2017	$10.91	0.27	0.23	0.50	(0.23)	(0.07)	(0.30)
Year Ended 12/31/2016	$10.72	0.24	0.13	0.37	(0.17)	(0.01)	(0.18)
Year Ended 12/31/2015	$11.01	0.20	(0.22)	(0.02)	(0.22)	(0.05)	(0.27)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
194	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
CTIVP® – American Century Diversified Bond Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$11.49	4.36%	0.48%(c),(d)	0.48%(c),(d)	2.08%(c)	104%	$3,047,681
Year Ended 12/31/2019	$11.01	9.73%	0.50%(d)	0.50%(d)	2.84%	94%	$2,900,664
Year Ended 12/31/2018	$10.65	(1.05%)	0.48%(d)	0.48%(d)	3.42%	136%	$1,992,309
Year Ended 12/31/2017	$11.15	4.89%	0.52%	0.52%	2.74%	142%	$3,933,591
Year Ended 12/31/2016	$10.95	3.66%	0.55%	0.55%	2.42%	170%	$4,086,952
Year Ended 12/31/2015	$10.76	0.05%	0.55%	0.55%	2.07%	223%	$4,256,477
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$11.42	4.20%	0.73%(c),(d)	0.73%(c),(d)	1.84%(c)	104%	$18,731
Year Ended 12/31/2019	$10.96	9.40%	0.75%(d)	0.75%(d)	2.58%	94%	$18,712
Year Ended 12/31/2018	$10.61	(1.31%)	0.73%(d)	0.73%(d)	3.17%	136%	$13,100
Year Ended 12/31/2017	$11.11	4.65%	0.77%	0.77%	2.50%	142%	$11,701
Year Ended 12/31/2016	$10.91	3.42%	0.80%	0.80%	2.18%	170%	$10,346
Year Ended 12/31/2015	$10.72	(0.20%)	0.80%	0.80%	1.83%	223%	$7,924
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	195

Financial Highlights
CTIVP® – CenterSquare Real Estate Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$9.85	0.11	(1.64)	(1.53)	—	—	—
Year Ended 12/31/2019	$7.94	0.19	1.89	2.08	(0.17)	—	(0.17)
Year Ended 12/31/2018	$8.64	0.17	(0.64)	(0.47)	(0.16)	(0.07)	(0.23)
Year Ended 12/31/2017	$8.59	0.17	0.33	0.50	(0.19)	(0.26)	(0.45)
Year Ended 12/31/2016	$8.83	0.19	0.28(d)	0.47	(0.17)	(0.54)	(0.71)
Year Ended 12/31/2015	$11.26	0.17	(0.31)	(0.14)	(0.76)	(1.53)	(2.29)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$9.79	0.11	(1.64)	(1.53)	—	—	—
Year Ended 12/31/2019	$7.89	0.17	1.88	2.05	(0.15)	—	(0.15)
Year Ended 12/31/2018	$8.59	0.15	(0.64)	(0.49)	(0.14)	(0.07)	(0.21)
Year Ended 12/31/2017	$8.54	0.15	0.32	0.47	(0.16)	(0.26)	(0.42)
Year Ended 12/31/2016	$8.78	0.16	0.29(d)	0.45	(0.15)	(0.54)	(0.69)
Year Ended 12/31/2015	$11.20	0.15	(0.31)	(0.16)	(0.73)	(1.53)	(2.26)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
196	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
CTIVP® – CenterSquare Real Estate Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$8.32	(15.53%)	0.79%(c)	0.79%(c)	2.50%(c)	58%	$198,118
Year Ended 12/31/2019	$9.85	26.41%	0.77%	0.77%	2.05%	70%	$508,863
Year Ended 12/31/2018	$7.94	(5.58%)	0.77%	0.77%	2.03%	51%	$402,354
Year Ended 12/31/2017	$8.64	6.01%	0.81%	0.81%	2.00%	72%	$426,287
Year Ended 12/31/2016	$8.59	5.02%	0.89%	0.88%	2.16%	83%	$402,023
Year Ended 12/31/2015	$8.83	(0.99%)	1.07%	1.01%	1.72%	27%	$188,580
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$8.26	(15.63%)	1.04%(c)	1.04%(c)	2.63%(c)	58%	$24,488
Year Ended 12/31/2019	$9.79	26.16%	1.02%	1.02%	1.81%	70%	$30,302
Year Ended 12/31/2018	$7.89	(5.85%)	1.02%	1.02%	1.76%	51%	$24,164
Year Ended 12/31/2017	$8.59	5.74%	1.06%	1.06%	1.76%	72%	$27,353
Year Ended 12/31/2016	$8.54	4.76%	1.17%	1.15%	1.82%	83%	$25,298
Year Ended 12/31/2015	$8.78	(1.21%)	1.32%	1.26%	1.53%	27%	$22,032
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	197

Financial Highlights
CTIVP® – Los Angeles Capital Large Cap Growth Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$34.85	0.07	3.11	3.18
Year Ended 12/31/2019	$26.28	0.14	8.43	8.57
Year Ended 12/31/2018	$26.55	0.10	(0.37)	(0.27)
Year Ended 12/31/2017	$20.25	0.11	6.19	6.30
Year Ended 12/31/2016	$20.75	0.02	(0.52)	(0.50)
Year Ended 12/31/2015	$19.54	(0.00)(e)	1.21	1.21
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$34.01	0.03	3.02	3.05
Year Ended 12/31/2019	$25.71	0.06	8.24	8.30
Year Ended 12/31/2018	$26.04	0.03	(0.36)	(0.33)
Year Ended 12/31/2017	$19.91	0.04	6.09	6.13
Year Ended 12/31/2016	$20.44	(0.03)	(0.50)	(0.53)
Year Ended 12/31/2015	$19.31	(0.05)	1.18	1.13

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
198	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
CTIVP® – Los Angeles Capital Large Cap Growth Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$38.03	9.12%	0.69%(c),(d)	0.69%(c),(d)	0.43%(c)	17%	$1,598,962
Year Ended 12/31/2019	$34.85	32.61%	0.69%	0.69%	0.46%	72%	$2,014,780
Year Ended 12/31/2018	$26.28	(1.02%)	0.69%	0.69%	0.36%	95%	$1,569,200
Year Ended 12/31/2017	$26.55	31.11%	0.73%	0.73%	0.44%	145%	$1,593,067
Year Ended 12/31/2016	$20.25	(2.41%)	0.77%	0.77%	0.10%	91%	$972,895
Year Ended 12/31/2015	$20.75	6.19%	0.76%	0.76%	(0.01%)	64%	$1,453,564
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$37.06	8.97%	0.95%(c),(d)	0.95%(c),(d)	0.18%(c)	17%	$16,053
Year Ended 12/31/2019	$34.01	32.28%	0.94%	0.94%	0.21%	72%	$14,686
Year Ended 12/31/2018	$25.71	(1.27%)	0.94%	0.94%	0.12%	95%	$11,330
Year Ended 12/31/2017	$26.04	30.79%	0.98%	0.98%	0.17%	145%	$9,829
Year Ended 12/31/2016	$19.91	(2.59%)	1.02%	1.02%	(0.15%)	91%	$7,076
Year Ended 12/31/2015	$20.44	5.85%	1.01%	1.01%	(0.26%)	64%	$6,258
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	199

Financial Highlights
CTIVP® – MFS® Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$29.16	0.23	(4.04)	(3.81)
Year Ended 12/31/2019	$22.46	0.42	6.28	6.70
Year Ended 12/31/2018	$24.96	0.50	(3.00)	(2.50)
Year Ended 12/31/2017	$21.22	0.42	3.32	3.74
Year Ended 12/31/2016	$18.61	0.37	2.24	2.61
Year Ended 12/31/2015	$18.75	0.59(f)	(0.73)	(0.14)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$28.48	0.19	(3.94)	(3.75)
Year Ended 12/31/2019	$21.99	0.35	6.14	6.49
Year Ended 12/31/2018	$24.50	0.44	(2.95)	(2.51)
Year Ended 12/31/2017	$20.88	0.35	3.27	3.62
Year Ended 12/31/2016	$18.36	0.33	2.19	2.52
Year Ended 12/31/2015	$18.54	0.59(g)	(0.77)	(0.18)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.28 per share.
(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.33 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
200	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
CTIVP® – MFS® Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$25.35	(13.06%)	0.71%(c),(d),(e)	0.71%(c),(d),(e)	1.78%(c)	10%	$1,086,304
Year Ended 12/31/2019	$29.16	29.83%	0.70%(d)	0.70%(d)	1.62%	12%	$1,493,599
Year Ended 12/31/2018	$22.46	(10.02%)	0.69%(d)	0.69%(d)	2.00%	8%	$1,588,214
Year Ended 12/31/2017	$24.96	17.62%	0.71%	0.71%	1.84%	13%	$2,203,985
Year Ended 12/31/2016	$21.22	14.03%	0.74%	0.74%	1.89%	23%	$1,995,300
Year Ended 12/31/2015	$18.61	(0.75%)	0.73%	0.73%	3.14%	16%	$1,925,986
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$24.73	(13.17%)	0.96%(c),(d),(e)	0.96%(c),(d),(e)	1.55%(c)	10%	$55,850
Year Ended 12/31/2019	$28.48	29.51%	0.95%(d)	0.95%(d)	1.36%	12%	$63,976
Year Ended 12/31/2018	$21.99	(10.25%)	0.94%(d)	0.94%(d)	1.80%	8%	$45,033
Year Ended 12/31/2017	$24.50	17.34%	0.96%	0.96%	1.57%	13%	$49,410
Year Ended 12/31/2016	$20.88	13.73%	1.00%	1.00%	1.71%	23%	$33,917
Year Ended 12/31/2015	$18.36	(0.97%)	0.99%	0.99%	3.15%	16%	$19,747
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	201

Financial Highlights
CTIVP® – Morgan Stanley Advantage Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$35.57	(0.08)	11.65	11.57
Year Ended 12/31/2019	$27.97	(0.02)	7.62	7.60
Year Ended 12/31/2018	$27.18	0.02	0.77	0.79
Year Ended 12/31/2017	$20.50	(0.01)	6.69	6.68
Year Ended 12/31/2016	$19.85	0.08	0.57	0.65
Year Ended 12/31/2015	$18.60	0.71(e)	0.54	1.25
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$34.72	(0.12)	11.37	11.25
Year Ended 12/31/2019	$27.37	(0.10)	7.45	7.35
Year Ended 12/31/2018	$26.67	(0.06)	0.76	0.70
Year Ended 12/31/2017	$20.17	(0.06)	6.56	6.50
Year Ended 12/31/2016	$19.57	0.03	0.57	0.60
Year Ended 12/31/2015	$18.39	0.59(f)	0.59	1.18

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.64 per share.
(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.57 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
202	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
CTIVP® – Morgan Stanley Advantage Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$47.14	32.53%	0.67%(c),(d)	0.67%(c),(d)	(0.41%)	37%	$2,071,002
Year Ended 12/31/2019	$35.57	27.17%	0.66%	0.66%	(0.05%)	80%	$2,345,237
Year Ended 12/31/2018	$27.97	2.91%	0.67%	0.67%	0.07%	71%	$1,893,796
Year Ended 12/31/2017	$27.18	32.58%	0.72%	0.72%	(0.03%)	68%	$1,804,566
Year Ended 12/31/2016	$20.50	3.27%	0.78%	0.78%	0.42%	130%	$1,063,778
Year Ended 12/31/2015	$19.85	6.72%	0.76%	0.76%	3.63%	27%	$1,209,405
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$45.97	32.40%	0.93%(c),(d)	0.93%(c),(d)	(0.66%)	37%	$26,945
Year Ended 12/31/2019	$34.72	26.85%	0.91%	0.91%	(0.30%)	80%	$19,150
Year Ended 12/31/2018	$27.37	2.62%	0.92%	0.92%	(0.19%)	71%	$13,254
Year Ended 12/31/2017	$26.67	32.23%	0.97%	0.97%	(0.28%)	68%	$9,269
Year Ended 12/31/2016	$20.17	3.07%	1.03%	1.03%	0.16%	130%	$6,769
Year Ended 12/31/2015	$19.57	6.42%	1.01%	1.01%	3.08%	27%	$7,758
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	203

Financial Highlights
CTIVP® – T. Rowe Price Large Cap Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$26.19	0.27	(5.10)	(4.83)
Year Ended 12/31/2019	$20.69	0.52	4.98	5.50
Year Ended 12/31/2018	$22.81	0.44	(2.56)	(2.12)
Year Ended 12/31/2017	$19.62	0.37	2.82	3.19
Year Ended 12/31/2016	$17.16	0.41	2.05	2.46
Year Ended 12/31/2015	$18.69	0.42	(1.95)	(1.53)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$25.56	0.24	(4.98)	(4.74)
Year Ended 12/31/2019	$20.25	0.45	4.86	5.31
Year Ended 12/31/2018	$22.38	0.38	(2.51)	(2.13)
Year Ended 12/31/2017	$19.30	0.31	2.77	3.08
Year Ended 12/31/2016	$16.92	0.36	2.02	2.38
Year Ended 12/31/2015	$18.48	0.37	(1.93)	(1.56)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
204	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
CTIVP® – T. Rowe Price Large Cap Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$21.36	(18.44%)	0.70%(c)	0.70%(c)	2.46%(c)	16%	$1,332,096
Year Ended 12/31/2019	$26.19	26.58%	0.69%	0.69%	2.17%	28%	$1,987,789
Year Ended 12/31/2018	$20.69	(9.30%)	0.67%	0.67%	1.91%	20%	$1,939,941
Year Ended 12/31/2017	$22.81	16.26%	0.70%	0.70%	1.75%	32%	$2,481,560
Year Ended 12/31/2016	$19.62	14.34%	0.75%	0.75%	2.30%	108%	$2,168,289
Year Ended 12/31/2015	$17.16	(8.19%)	0.75%	0.75%	2.32%	59%	$1,894,441
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$20.82	(18.54%)	0.95%(c)	0.95%(c)	2.26%(c)	16%	$23,156
Year Ended 12/31/2019	$25.56	26.22%	0.94%	0.94%	1.94%	28%	$27,449
Year Ended 12/31/2018	$20.25	(9.52%)	0.92%	0.92%	1.70%	20%	$20,084
Year Ended 12/31/2017	$22.38	15.96%	0.94%	0.94%	1.52%	32%	$17,050
Year Ended 12/31/2016	$19.30	14.07%	1.00%	1.00%	2.05%	108%	$10,555
Year Ended 12/31/2015	$16.92	(8.44%)	1.00%	1.00%	2.06%	59%	$8,459
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	205

Financial Highlights
CTIVP® – TCW Core Plus Bond Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$11.01	0.11	0.57	0.68	—	—	—
Year Ended 12/31/2019	$10.38	0.29	0.64	0.93	(0.30)	—	(0.30)
Year Ended 12/31/2018	$10.62	0.27	(0.27)	0.00	(0.22)	(0.02)	(0.24)
Year Ended 12/31/2017	$10.48	0.21	0.14	0.35	(0.17)	(0.04)	(0.21)
Year Ended 12/31/2016	$10.40	0.17	0.08	0.25	(0.13)	(0.04)	(0.17)
Year Ended 12/31/2015	$10.47	0.14	(0.12)	0.02	(0.09)	(0.00)(d)	(0.09)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$10.96	0.09	0.58	0.67	—	—	—
Year Ended 12/31/2019	$10.35	0.25	0.63	0.88	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.58	0.25	(0.26)	(0.01)	(0.20)	(0.02)	(0.22)
Year Ended 12/31/2017	$10.44	0.18	0.15	0.33	(0.15)	(0.04)	(0.19)
Year Ended 12/31/2016	$10.36	0.15	0.08	0.23	(0.11)	(0.04)	(0.15)
Year Ended 12/31/2015	$10.43	0.12	(0.13)	(0.01)	(0.06)	(0.00)(d)	(0.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
206	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
CTIVP® – TCW Core Plus Bond Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$11.69	6.18%	0.48%(c)	0.48%(c)	1.92%(c)	190%	$3,160,070
Year Ended 12/31/2019	$11.01	9.01%	0.49%	0.49%	2.65%	209%	$2,808,764
Year Ended 12/31/2018	$10.38	0.06%	0.49%	0.49%	2.61%	178%	$2,714,909
Year Ended 12/31/2017	$10.62	3.40%	0.52%	0.52%	1.97%	281%	$2,979,922
Year Ended 12/31/2016	$10.48	2.41%	0.56%	0.55%	1.61%	276%	$3,079,179
Year Ended 12/31/2015	$10.40	0.19%	0.58%	0.56%	1.35%	351%	$3,154,641
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$11.63	6.11%	0.74%(c)	0.74%(c)	1.65%(c)	190%	$16,616
Year Ended 12/31/2019	$10.96	8.58%	0.74%	0.74%	2.37%	209%	$12,125
Year Ended 12/31/2018	$10.35	(0.10%)	0.74%	0.74%	2.38%	178%	$7,961
Year Ended 12/31/2017	$10.58	3.15%	0.77%	0.77%	1.73%	281%	$7,071
Year Ended 12/31/2016	$10.44	2.17%	0.81%	0.80%	1.38%	276%	$6,052
Year Ended 12/31/2015	$10.36	(0.06%)	0.83%	0.81%	1.10%	351%	$4,137
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	207

Financial Highlights
CTIVP® – Wells Fargo Short Duration Government Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$10.28	0.09	0.23	0.32	—	—	—
Year Ended 12/31/2019	$10.03	0.24	0.12	0.36	(0.11)	—	(0.11)
Year Ended 12/31/2018	$10.06	0.20	(0.10)	0.10	(0.13)	—	(0.13)
Year Ended 12/31/2017	$10.08	0.12	(0.04)	0.08	(0.10)	(0.00)(d)	(0.10)
Year Ended 12/31/2016	$10.11	0.09	0.02	0.11	(0.10)	(0.04)	(0.14)
Year Ended 12/31/2015	$10.18	0.07	(0.04)	0.03	(0.10)	—	(0.10)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$10.24	0.07	0.23	0.30	—	—	—
Year Ended 12/31/2019	$9.99	0.21	0.12	0.33	(0.08)	—	(0.08)
Year Ended 12/31/2018	$10.01	0.17	(0.09)	0.08	(0.10)	—	(0.10)
Year Ended 12/31/2017	$10.04	0.09	(0.05)	0.04	(0.07)	(0.00)(d)	(0.07)
Year Ended 12/31/2016	$10.07	0.06	0.02	0.08	(0.07)	(0.04)	(0.11)
Year Ended 12/31/2015	$10.14	0.04	(0.03)	0.01	(0.08)	—	(0.08)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
208	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
CTIVP® – Wells Fargo Short Duration Government Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$10.60	3.11%	0.43%(c)	0.43%(c)	1.69%(c)	187%	$1,512,351
Year Ended 12/31/2019	$10.28	3.57%	0.43%	0.43%	2.31%	632%	$1,504,778
Year Ended 12/31/2018	$10.03	0.96%	0.44%	0.44%	1.97%	414%	$1,944,337
Year Ended 12/31/2017	$10.06	0.80%	0.47%	0.47%	1.15%	290%	$956,370
Year Ended 12/31/2016	$10.08	1.03%	0.56%	0.55%	0.86%	343%	$1,056,643
Year Ended 12/31/2015	$10.11	0.32%	0.60%	0.60%	0.64%	375%	$1,197,705
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$10.54	2.93%	0.69%(c)	0.69%(c)	1.39%(c)	187%	$52,332
Year Ended 12/31/2019	$10.24	3.33%	0.68%	0.68%	2.04%	632%	$29,635
Year Ended 12/31/2018	$9.99	0.81%	0.69%	0.69%	1.68%	414%	$25,361
Year Ended 12/31/2017	$10.01	0.45%	0.72%	0.72%	0.91%	290%	$22,203
Year Ended 12/31/2016	$10.04	0.78%	0.80%	0.80%	0.63%	343%	$22,083
Year Ended 12/31/2015	$10.07	0.07%	0.86%	0.85%	0.40%	375%	$13,574
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	209

Financial Highlights
CTIVP® – Westfield Mid Cap Growth Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$32.18	(0.03)	(0.15)	(0.18)
Year Ended 12/31/2019	$22.64	0.07	9.47	9.54
Year Ended 12/31/2018	$23.43	0.01	(0.80)	(0.79)
Year Ended 12/31/2017	$19.06	0.01	4.36	4.37
Year Ended 12/31/2016	$18.38	(0.02)	0.70	0.68
Year Ended 12/31/2015	$18.90	(0.04)	(0.48)(e)	(0.52)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$31.38	(0.07)	(0.14)	(0.21)
Year Ended 12/31/2019	$22.13	0.01	9.24	9.25
Year Ended 12/31/2018	$22.96	(0.05)	(0.78)	(0.83)
Year Ended 12/31/2017	$18.72	(0.04)	4.28	4.24
Year Ended 12/31/2016	$18.10	(0.07)	0.69	0.62
Year Ended 12/31/2015	$18.66	(0.08)	(0.48)(e)	(0.56)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
210	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
CTIVP® – Westfield Mid Cap Growth Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$32.00	(0.56%)	0.83%(c),(d)	0.83%(c),(d)	(0.22%)(c)	42%	$523,190
Year Ended 12/31/2019	$32.18	42.14%	0.83%	0.83%	0.25%	70%	$555,819
Year Ended 12/31/2018	$22.64	(3.37%)	0.84%	0.84%	0.05%	72%	$491,881
Year Ended 12/31/2017	$23.43	22.93%	0.87%	0.87%	0.04%	121%	$515,408
Year Ended 12/31/2016	$19.06	3.70%	0.90%	0.88%	(0.11%)	36%	$411,066
Year Ended 12/31/2015	$18.38	(2.75%)	0.89%	0.88%	(0.20%)	34%	$217,012
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$31.17	(0.67%)	1.08%(c),(d)	1.08%(c),(d)	(0.47%)(c)	42%	$24,265
Year Ended 12/31/2019	$31.38	41.80%	1.08%	1.08%	0.02%	70%	$26,048
Year Ended 12/31/2018	$22.13	(3.61%)	1.09%	1.09%	(0.20%)	72%	$18,181
Year Ended 12/31/2017	$22.96	22.65%	1.12%	1.12%	(0.21%)	121%	$19,303
Year Ended 12/31/2016	$18.72	3.43%	1.15%	1.13%	(0.38%)	36%	$13,635
Year Ended 12/31/2015	$18.10	(3.00%)	1.15%	1.13%	(0.42%)	34%	$12,750
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	211

Financial Highlights
Variable Portfolio – Partners Core Bond Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$11.15	0.12	0.55	0.67	—	—	—
Year Ended 12/31/2019	$10.52	0.29	0.61	0.90	(0.27)	—	(0.27)
Year Ended 12/31/2018	$10.94	0.29	(0.31)	(0.02)	(0.27)	(0.13)	(0.40)
Year Ended 12/31/2017	$10.82	0.26	0.12	0.38	(0.25)	(0.01)	(0.26)
Year Ended 12/31/2016	$10.80	0.25	0.02	0.27	(0.23)	(0.02)	(0.25)
Year Ended 12/31/2015	$10.94	0.24	(0.14)	0.10	(0.21)	(0.03)	(0.24)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$11.10	0.10	0.55	0.65	—	—	—
Year Ended 12/31/2019	$10.47	0.26	0.61	0.87	(0.24)	—	(0.24)
Year Ended 12/31/2018	$10.89	0.26	(0.30)	(0.04)	(0.25)	(0.13)	(0.38)
Year Ended 12/31/2017	$10.77	0.23	0.13	0.36	(0.23)	(0.01)	(0.24)
Year Ended 12/31/2016	$10.75	0.22	0.03	0.25	(0.21)	(0.02)	(0.23)
Year Ended 12/31/2015	$10.90	0.21	(0.15)	0.06	(0.18)	(0.03)	(0.21)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
212	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
Variable Portfolio – Partners Core Bond Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$11.82	6.01%	0.48%(c),(d)	0.48%(c),(d)	2.10%(c)	181%	$4,649,806
Year Ended 12/31/2019	$11.15	8.61%	0.48%	0.48%	2.69%	321%	$3,759,623
Year Ended 12/31/2018	$10.52	(0.09%)	0.49%	0.49%	2.75%	309%	$3,535,290
Year Ended 12/31/2017	$10.94	3.58%	0.52%	0.52%	2.39%	240%	$3,284,310
Year Ended 12/31/2016	$10.82	2.48%	0.56%	0.56%	2.27%	17%	$3,343,966
Year Ended 12/31/2015	$10.80	0.88%	0.57%	0.56%	2.18%	20%	$3,363,421
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$11.75	5.86%	0.73%(c),(d)	0.73%(c),(d)	1.85%(c)	181%	$15,227
Year Ended 12/31/2019	$11.10	8.39%	0.73%	0.73%	2.43%	321%	$11,721
Year Ended 12/31/2018	$10.47	(0.35%)	0.74%	0.74%	2.50%	309%	$9,303
Year Ended 12/31/2017	$10.89	3.34%	0.77%	0.77%	2.15%	240%	$10,669
Year Ended 12/31/2016	$10.77	2.23%	0.82%	0.81%	2.03%	17%	$10,146
Year Ended 12/31/2015	$10.75	0.54%	0.82%	0.81%	1.94%	20%	$6,999
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	213

Financial Highlights
Variable Portfolio – Partners International Core Equity Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$11.03	0.12	(1.28)	(1.16)	(0.02)	(0.03)	(0.05)
Year Ended 12/31/2019	$9.70	0.29	1.50	1.79	(0.30)	(0.16)	(0.46)
Year Ended 12/31/2018	$11.92	0.25	(2.18)	(1.93)	(0.26)	(0.03)	(0.29)
Year Ended 12/31/2017	$9.91	0.20	2.02	2.22	(0.21)	—	(0.21)
Year Ended 12/31/2016	$10.48	0.20	(0.54)	(0.34)	(0.23)	—	(0.23)
Year Ended 12/31/2015	$10.99	0.15	(0.16)	(0.01)	(0.16)	(0.34)	(0.50)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$10.96	0.11	(1.27)	(1.16)	(0.02)	(0.03)	(0.05)
Year Ended 12/31/2019	$9.64	0.25	1.50	1.75	(0.27)	(0.16)	(0.43)
Year Ended 12/31/2018	$11.84	0.22	(2.16)	(1.94)	(0.23)	(0.03)	(0.26)
Year Ended 12/31/2017	$9.86	0.17	2.00	2.17	(0.19)	—	(0.19)
Year Ended 12/31/2016	$10.43	0.18	(0.54)	(0.36)	(0.21)	—	(0.21)
Year Ended 12/31/2015	$10.94	0.13	(0.16)	(0.03)	(0.14)	(0.34)	(0.48)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
214	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
Variable Portfolio – Partners International Core Equity Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$9.82	(10.45%)	0.80%(c)	0.80%(c)	2.46%(c)	167%	$2,568,525
Year Ended 12/31/2019	$11.03	18.76%	0.79%	0.79%	2.74%	94%	$2,893,855
Year Ended 12/31/2018	$9.70	(16.53%)	0.83%	0.83%	2.23%	105%	$2,766,782
Year Ended 12/31/2017	$11.92	22.56%	0.92%	0.92%	1.79%	68%	$2,606,365
Year Ended 12/31/2016	$9.91	(3.24%)	0.97%	0.96%	2.04%	50%	$2,317,135
Year Ended 12/31/2015	$10.48	(0.41%)	0.97%	0.97%	1.37%	52%	$2,317,553
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$9.75	(10.52%)	1.05%(c)	1.05%(c)	2.22%(c)	167%	$7,399
Year Ended 12/31/2019	$10.96	18.41%	1.04%	1.04%	2.45%	94%	$8,279
Year Ended 12/31/2018	$9.64	(16.69%)	1.08%	1.08%	1.99%	105%	$6,925
Year Ended 12/31/2017	$11.84	22.14%	1.17%	1.17%	1.50%	68%	$8,554
Year Ended 12/31/2016	$9.86	(3.44%)	1.22%	1.21%	1.85%	50%	$6,722
Year Ended 12/31/2015	$10.43	(0.60%)	1.22%	1.22%	1.13%	52%	$7,749
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	215

Financial Highlights
Variable Portfolio – Partners International Growth Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$11.46	0.02	(0.29)	(0.27)	(0.03)	(0.12)	(0.15)
Year Ended 12/31/2019	$9.46	0.10	2.38	2.48	(0.12)	(0.36)	(0.48)
Year Ended 12/31/2018	$12.29	0.11	(2.35)	(2.24)	(0.12)	(0.47)	(0.59)
Year Ended 12/31/2017	$10.70	0.11	2.65	2.76	(0.09)	(1.08)	(1.17)
Year Ended 12/31/2016	$11.36	0.15	(0.54)	(0.39)	(0.15)	(0.12)	(0.27)
Year Ended 12/31/2015	$12.46	0.17	(0.41)	(0.24)	(0.17)	(0.69)	(0.86)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$11.40	0.01	(0.30)	(0.29)	(0.01)	(0.12)	(0.13)
Year Ended 12/31/2019	$9.42	0.07	2.37	2.44	(0.10)	(0.36)	(0.46)
Year Ended 12/31/2018	$12.24	0.07	(2.32)	(2.25)	(0.10)	(0.47)	(0.57)
Year Ended 12/31/2017	$10.66	0.08	2.64	2.72	(0.06)	(1.08)	(1.14)
Year Ended 12/31/2016	$11.32	0.12	(0.53)	(0.41)	(0.13)	(0.12)	(0.25)
Year Ended 12/31/2015	$12.42	0.13	(0.40)	(0.27)	(0.14)	(0.69)	(0.83)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
216	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
Variable Portfolio – Partners International Growth Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$11.04	(2.33%)	0.93%(c)	0.92%(c)	0.41%(c)	91%	$988,364
Year Ended 12/31/2019	$11.46	26.70%	0.93%	0.92%	0.92%	113%	$1,057,916
Year Ended 12/31/2018	$9.46	(18.95%)	0.91%	0.91%	0.92%	19%	$793,614
Year Ended 12/31/2017	$12.29	26.87%	0.95%	0.95%	0.93%	22%	$1,682,196
Year Ended 12/31/2016	$10.70	(3.47%)	0.96%	0.96%	1.37%	94%	$2,270,612
Year Ended 12/31/2015	$11.36	(2.27%)	0.97%	0.97%	1.38%	19%	$2,299,811
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$10.98	(2.48%)	1.18%(c)	1.17%(c)	0.17%(c)	91%	$34,585
Year Ended 12/31/2019	$11.40	26.36%	1.18%	1.17%	0.67%	113%	$35,306
Year Ended 12/31/2018	$9.42	(19.10%)	1.17%	1.17%	0.64%	19%	$29,694
Year Ended 12/31/2017	$12.24	26.56%	1.20%	1.20%	0.67%	22%	$33,356
Year Ended 12/31/2016	$10.66	(3.66%)	1.21%	1.21%	1.11%	94%	$21,570
Year Ended 12/31/2015	$11.32	(2.54%)	1.22%	1.22%	1.09%	19%	$20,973
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	217

Financial Highlights
Variable Portfolio – Partners International Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$9.71	0.09	(2.22)	(2.13)	(0.06)	—	(0.06)
Year Ended 12/31/2019	$9.17	0.30	0.91	1.21	(0.38)	(0.29)	(0.67)
Year Ended 12/31/2018	$11.47	0.29	(2.23)	(1.94)	(0.31)	(0.05)	(0.36)
Year Ended 12/31/2017	$9.34	0.26	2.09	2.35	(0.22)	—	(0.22)
Year Ended 12/31/2016	$8.91	0.25	0.46	0.71	(0.24)	(0.04)	(0.28)
Year Ended 12/31/2015	$10.03	0.22	(0.92)	(0.70)	(0.21)	(0.21)	(0.42)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$9.69	0.08	(2.21)	(2.13)	(0.06)	—	(0.06)
Year Ended 12/31/2019	$9.15	0.28	0.90	1.18	(0.35)	(0.29)	(0.64)
Year Ended 12/31/2018	$11.44	0.26	(2.22)	(1.96)	(0.28)	(0.05)	(0.33)
Year Ended 12/31/2017	$9.33	0.23	2.08	2.31	(0.20)	—	(0.20)
Year Ended 12/31/2016	$8.90	0.22	0.47	0.69	(0.22)	(0.04)	(0.26)
Year Ended 12/31/2015	$10.01	0.20	(0.92)	(0.72)	(0.18)	(0.21)	(0.39)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
218	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
Variable Portfolio – Partners International Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$7.52	(21.89%)	0.88%(c)	0.86%(c)	2.26%(c)	102%	$971,372
Year Ended 12/31/2019	$9.71	13.53%	0.88%(d)	0.88%(d)	3.17%	22%	$1,028,139
Year Ended 12/31/2018	$9.17	(17.30%)	0.83%	0.83%	2.70%	16%	$821,718
Year Ended 12/31/2017	$11.47	25.44%	0.86%	0.86%	2.48%	9%	$1,759,557
Year Ended 12/31/2016	$9.34	8.33%	0.91%(e)	0.91%(e)	2.89%	17%	$2,000,961
Year Ended 12/31/2015	$8.91	(7.40%)	0.98%	0.98%	2.25%	12%	$1,987,543
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$7.50	(21.94%)	1.13%(c)	1.11%(c)	2.05%(c)	102%	$17,535
Year Ended 12/31/2019	$9.69	13.20%	1.13%(d)	1.13%(d)	2.93%	22%	$23,667
Year Ended 12/31/2018	$9.15	(17.48%)	1.09%	1.09%	2.41%	16%	$19,537
Year Ended 12/31/2017	$11.44	25.02%	1.11%	1.11%	2.18%	9%	$20,666
Year Ended 12/31/2016	$9.33	8.08%	1.16%(e)	1.16%(e)	2.52%	17%	$12,345
Year Ended 12/31/2015	$8.90	(7.56%)	1.23%	1.23%	2.06%	12%	$10,494
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	219

Financial Highlights
Variable Portfolio – Partners Small Cap Growth Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$25.38	(0.05)	(0.15)(c)	(0.20)
Year Ended 12/31/2019	$20.93	(0.09)	4.54	4.45
Year Ended 12/31/2018	$21.95	(0.11)	(0.91)	(1.02)
Year Ended 12/31/2017	$18.48	(0.08)	3.55	3.47
Year Ended 12/31/2016	$17.33	(0.04)	1.19	1.15
Year Ended 12/31/2015	$18.25	(0.04)	(0.88)	(0.92)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$24.77	(0.08)	(0.14)(c)	(0.22)
Year Ended 12/31/2019	$20.48	(0.14)	4.43	4.29
Year Ended 12/31/2018	$21.53	(0.17)	(0.88)	(1.05)
Year Ended 12/31/2017	$18.17	(0.13)	3.49	3.36
Year Ended 12/31/2016	$17.08	(0.08)	1.17	1.09
Year Ended 12/31/2015	$18.04	(0.08)	(0.88)	(0.96)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Annualized.
The accompanying Notes to Financial Statements are an integral part of this statement.
220	Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
Variable Portfolio – Partners Small Cap Growth Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$25.18	(0.79%)	0.88%(d)	0.88%(d)	(0.45%)(d)	29%	$587,489
Year Ended 12/31/2019	$25.38	21.26%	0.88%	0.87%	(0.38%)	90%	$574,507
Year Ended 12/31/2018	$20.93	(4.65%)	0.87%	0.86%	(0.46%)	113%	$579,389
Year Ended 12/31/2017	$21.95	18.78%	0.91%	0.91%	(0.42%)	114%	$644,746
Year Ended 12/31/2016	$18.48	6.64%	0.98%	0.94%	(0.25%)	90%	$611,339
Year Ended 12/31/2015	$17.33	(5.04%)	1.02%	0.96%	(0.20%)	63%	$609,772
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$24.55	(0.89%)	1.13%(d)	1.13%(d)	(0.70%)(d)	29%	$11,740
Year Ended 12/31/2019	$24.77	20.95%	1.13%	1.12%	(0.62%)	90%	$11,277
Year Ended 12/31/2018	$20.48	(4.88%)	1.12%	1.11%	(0.70%)	113%	$8,375
Year Ended 12/31/2017	$21.53	18.49%	1.16%	1.16%	(0.67%)	114%	$7,101
Year Ended 12/31/2016	$18.17	6.38%	1.23%	1.19%	(0.50%)	90%	$5,031
Year Ended 12/31/2015	$17.08	(5.32%)	1.27%	1.21%	(0.46%)	63%	$4,734
The accompanying Notes to Financial Statements are an integral part of this statement.
Variable Portfolio Funds | Semiannual Report 2020	221

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): CTIVP® – American Century Diversified Bond Fund; CTIVP® – Centersquare Real Estate Fund; CTIVP® – Los Angeles Capital Large Cap Growth Fund; CTIVP® – MFS® Value Fund; CTIVP® – Morgan Stanley Advantage Fund; CTIVP® – T. Rowe Price Large Cap Value Fund; CTIVP® – TCW Core Plus Bond Fund; CTIVP® – Wells Fargo Short Duration Government Fund; CTIVP® – Westfield Mid Cap Growth Fund; Variable Portfolio – Partners Core Bond Fund; Variable Portfolio – Partners International Core Equity Fund; Variable Portfolio – Partners International Growth Fund; Variable Portfolio – Partners International Value Fund; and Variable Portfolio – Partners Small Cap Growth Fund.
Effective May 1, 2020, the following Funds were renamed:
Current Fund names	Prior Fund names
Variable Portfolio — Partners International Core Equity Fund	CTIVP® — AQR International Core Equity Fund
Variable Portfolio — Partners International Growth Fund	CTIVP® — William Blair International Leaders Fund
Variable Portfolio — Partners International Value Fund	CTIVP® — DFA International Value Fund
Each Fund currently operates as a diversified fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
222	Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Variable Portfolio Funds | Semiannual Report 2020	223

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
224	Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts as detailed below:
Forward foreign currency exchange contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities	CTIVP® — American Century Diversified Bond Fund and CTIVP® — TCW Core Plus Bond Fund
To shift foreign currency exposure back to U.S. dollars	CTIVP® — American Century Diversified Bond Fund and CTIVP® — TCW Core Plus Bond Fund
To shift investment exposure from one currency to another	CTIVP® — American Century Diversified Bond Fund
To generate total return through long and short currency positions versus the U.S. dollar	CTIVP® — American Century Diversified Bond Fund
To generate interest rate differential yield	CTIVP® — American Century Diversified Bond Fund
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Variable Portfolio Funds | Semiannual Report 2020	225

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Futures contracts
Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:
Futures contracts	Funds
To produce incremental earnings	CTIVP® — TCW Core Plus Bond Fund
To manage the duration and yield curve exposure of the Fund versus the benchmark	CTIVP® — American Century Diversified Bond Fund, CTIVP® — TCW Core Plus Bond Fund and CTIVP® — Wells Fargo Short Duration Government Fund
To maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions	Variable Portfolio — Partners International Core Equity Fund
To manage exposure to movements in interest rates	CTIVP® — American Century Diversified Bond Fund, CTIVP® — TCW Core Plus Bond Fund and CTIVP® — Wells Fargo Short Duration Government Fund
Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into futures contracts, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
226	Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
Credit default swap contracts	Funds
To manage credit risk exposure	CTIVP® — American Century Diversified Bond Fund
To increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer or seller to reduce or increase overall credit exposure	CTIVP® — American Century Diversified Bond Fund
To increase or decrease its credit exposure to a credit sector	CTIVP® — American Century Diversified Bond Fund
These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Variable Portfolio Funds | Semiannual Report 2020	227

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
CTIVP® – American Century Diversified Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	827,449
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	264,752*
Total		1,092,201

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	4,039,744*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	600,999
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,015,980*
Total		6,656,723

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
228	Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	6,404,190	6,404,190
Foreign exchange risk	1,736,052	—	—	1,736,052
Interest rate risk	—	8,170,137	—	8,170,137
Total	1,736,052	8,170,137	6,404,190	16,310,379

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(4,039,744)	(4,039,744)
Foreign exchange risk	24,535	—	—	24,535
Interest rate risk	—	(999,475)	—	(999,475)
Total	24,535	(999,475)	(4,039,744)	(5,014,684)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	216,029,943
Futures contracts — short	132,496,586
Credit default swap contracts — buy protection	168,430,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,762,519	(1,814,545)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
CTIVP® – TCW Core Plus Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	601,346*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	98,427*

Variable Portfolio Funds | Semiannual Report 2020	229

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	802,104	—	802,104
Interest rate risk	—	26,732,176	26,732,176
Total	802,104	26,732,176	27,534,280

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Total ($)
Foreign exchange risk	(453,691)	—	(453,691)
Interest rate risk	—	2,184,417	2,184,417
Total	(453,691)	2,184,417	1,730,726
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	318,162,391
Futures contracts — short	34,161,957

Derivative instrument	Average unrealized appreciation ($)**	Average unrealized depreciation ($)**
Forward foreign currency exchange contracts	37,351	—

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2020.
CTIVP® – Wells Fargo Short Duration Government Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	148,093*

230	Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	489,272*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	4,422,123

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(480,314)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	608,690,098
Futures contracts — short	143,438,512

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Variable Portfolio – Partners International Core Equity Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	291,111*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Variable Portfolio Funds | Semiannual Report 2020	231

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(4,681,658)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	427,986
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	44,933,175

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Investments in senior loans
Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
232	Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Variable Portfolio Funds | Semiannual Report 2020	233

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2020:
CTIVP® – American Century Diversified Bond Fund
	Goldman Sachs ($)(a)	Goldman Sachs ($)(a)	JPMorgan ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	407,937	-	108,829	310,683	827,449
Total assets	407,937	-	108,829	310,683	827,449
Liabilities
Centrally cleared credit default swap contracts (b)	-	945,589	-	-	945,589
Forward foreign currency exchange contracts	433,745	-	117,630	49,624	600,999
Total liabilities	433,745	945,589	117,630	49,624	1,546,588
Total financial and derivative net assets	(25,808)	(945,589)	(8,801)	261,059	(719,139)
Total collateral received (pledged) (c)	-	(945,589)	-	-	(945,589)
Net amount (d)	(25,808)	-	(8,801)	261,059	226,450

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. Certain Funds classify gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a
234	Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Certain Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity.
CTIVP® – Los Angeles Capital Large Cap Growth Fund, CTIVP® – MFS® Value Fund, CTIVP® – Morgan Stanley Advantage Fund, CTIVP® – T. Rowe Price Large Cap Value Fund, CTIVP® – Westfield Mid Cap Growth Fund and Variable Portfolio – Partners Small Cap Growth Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
CTIVP® – American Century Diversified Bond Fund, CTIVP® – CenterSquare Real Estate Fund, CTIVP® – TCW Core Plus Bond Fund, CTIVP® – Wells Fargo Short Duration Government Fund, Variable Portfolio – Partners Core Bond Fund, Variable Portfolio – Partners International Core Equity Fund, Variable Portfolio – Partners International Growth Fund and Variable Portfolio – Partners International Value Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, because the Funds meet the exception under Internal Revenue Code Section 4982(f), the Funds expect not to be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Variable Portfolio Funds | Semiannual Report 2020	235

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Variable Portfolio – Partners International Core Equity Fund, Variable Portfolio – Partners International Growth Fund and Variable Portfolio – Partners International Value Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for CTIVP® – American Century Diversified Bond Fund, CTIVP® – CenterSquare Real Estate Fund, CTIVP® – TCW Core Plus Bond Fund, CTIVP® – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of each Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides each Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by each Fund. Each Fund, as described below, has entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers (see Subadvisory agreements note below). The management services fee is an annual fee that is equal to a percentage of each Fund’s daily net assets that declines as each Fund’s net assets increase.
The fee rate range and annualized effective management services fee rate for each Fund, as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2020, were as follows:
	High (%)	Low (%)	Effective management services fee rate (%)
CTIVP® – American Century Diversified Bond Fund	0.50	0.34	0.48
CTIVP® – CenterSquare Real Estate Fund	0.75	0.66	0.75
CTIVP® – Los Angeles Capital Large Cap Growth Fund	0.71	0.53	0.69
CTIVP® – MFS® Value Fund	0.71	0.53	0.70
CTIVP® – Morgan Stanley Advantage Fund	0.71	0.53	0.67
CTIVP® – T. Rowe Price Large Cap Value Fund	0.71	0.53	0.69
CTIVP® – TCW Core Plus Bond Fund	0.50	0.34	0.48
CTIVP® – Wells Fargo Short Duration Government Fund	0.43	0.28	0.42
CTIVP® – Westfield Mid Cap Growth Fund	0.81	0.68	0.81
Variable Portfolio – Partners Core Bond Fund	0.50	0.34	0.47
Variable Portfolio – Partners International Core Equity Fund	0.87	0.67	0.78
Variable Portfolio – Partners International Growth Fund	0.92	0.75	0.89
Variable Portfolio – Partners International Value Fund	0.87	0.67	0.85
Variable Portfolio – Partners Small Cap Growth Fund	0.87	0.75	0.86
236	Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Subadvisory agreements
The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:
Fund	Subadviser(s)
CTIVP® — American Century Diversified Bond Fund	American Century Investment Management, Inc.
CTIVP® — CenterSquare Real Estate Fund	CenterSquare Investment Management LLC
CTIVP® — Los Angeles Capital Large Cap Growth Fund	Los Angeles Capital Management and Equity Research, Inc.
CTIVP® — MFS® Value Fund	Massachusetts Financial Services Company
CTIVP® — Morgan Stanley Advantage Fund	Morgan Stanley Investment Management Inc.
CTIVP® — T. Rowe Price Large Cap Value Fund	T. Rowe Price Associates, Inc.
CTIVP® — TCW Core Plus Bond Fund	TCW Investment Management Company LLC
CTIVP® — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated
CTIVP® — Westfield Mid Cap Growth Fund	Westfield Capital Management Company, L.P.
Variable Portfolio — Partners Core Bond Fund	J.P. Morgan Investment Management Inc. Wells Capital Management Incorporated
Variable Portfolio — Partners International Core Equity Fund	AQR Capital Management, LLC Schroder Investment Management North America Inc.(a) Schroder Investment Management North America Limited(a)
Variable Portfolio — Partners International Growth Fund	Walter Scott & Partners Limited (b) William Blair Investment Management, LLC
Variable Portfolio — Partners International Value Fund	Dimensional Fund Advisors LP Thompson, Siegel & Walmsley LLC(c)
Variable Portfolio — Partners Small Cap Growth Fund	BMO Asset Management Corp. Scout Investments, Inc. Wells Capital Management Incorporated
(a)	Effective May 12, 2020, the Investment Manager entered into a Subadvisory Agreement with Schroder Investment Management North America Inc. (SIMNA Inc.) to serve as a subadviser to the Fund. Schroder Investment Management North America Limited (SIMNA Ltd.), an affiliate of SIMNA Inc., assists in providing day-to-day portfolio management of the Fund pursuant to a Sub-Subadvisory Agreement between SIMNA Inc. and SIMNA Ltd.
(b)	Effective May 15, 2020, the Investment Manager entered into a Subadvisory Agreement with Walter Scott & Partners Limited to serve as a subadviser to the Fund.
(c)	Effective May 18, 2020, the Investment Manager entered into a Subadvisory Agreement with Thompson, Siegel and Walmsley LLC to serve as a subadvisor to the Fund.
For Variable Portfolio — Partners Core Bond Fund, Variable Portfolio — Partners International Core Equity Fund, Variable Portfolio — Partners International Growth Fund, Variable Portfolio — Partners International Value Fund and Variable Portfolio — Partners Small Cap Growth Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board of Trustees, of the allocation that is in the best interest of the Fund’s shareholders. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Variable Portfolio Funds | Semiannual Report 2020	237

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2020, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
CTIVP® – American Century Diversified Bond Fund	0.00
CTIVP® – CenterSquare Real Estate Fund	0.01
CTIVP® – Los Angeles Capital Large Cap Growth Fund	0.00
CTIVP® – MFS® Value Fund	0.00
CTIVP® – Morgan Stanley Advantage Fund	0.00
CTIVP® – T. Rowe Price Large Cap Value Fund	0.00
CTIVP® – TCW Core Plus Bond Fund	0.00
CTIVP® – Wells Fargo Short Duration Government Fund	0.00
CTIVP® – Westfield Mid Cap Growth Fund	0.00
Variable Portfolio – Partners Core Bond Fund	0.00
Variable Portfolio – Partners International Core Equity Fund	0.00
Variable Portfolio – Partners International Growth Fund	0.00
Variable Portfolio – Partners International Value Fund	0.00
Variable Portfolio – Partners Small Cap Growth Fund	0.00
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 shares. The Funds pay no distribution and service fees for Class 1 shares.
238	Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap May 1, 2020 through April 30, 2021		Contractual expense cap prior to May 1, 2020
	Class 1 (%)	Class 2 (%)	Class 1 (%)	Class 2 (%)
CTIVP® – CenterSquare Real Estate Fund	0.89	1.14	0.91	1.16
CTIVP® – Los Angeles Capital Large Cap Growth Fund	0.73	0.98	0.73	0.98
CTIVP® – MFS® Value Fund	0.72	0.97	0.73	0.98
CTIVP® – Morgan Stanley Advantage Fund	0.74	0.99	0.78	1.03
CTIVP® – T. Rowe Price Large Cap Value Fund	0.71	0.96	0.71	0.96
CTIVP® – TCW Core Plus Bond Fund	0.54	0.79	0.56	0.81
CTIVP® – Wells Fargo Short Duration Government Fund	0.46	0.71	0.46	0.71
CTIVP® – Westfield Mid Cap Growth Fund	0.85	1.10	0.84	1.09
Variable Portfolio – Partners International Core Equity Fund	0.88	1.13	0.88	1.13
Variable Portfolio – Partners International Growth Fund	0.92	1.17	0.92	1.17
Variable Portfolio – Partners International Value Fund	0.84	1.09	0.88	1.13
Variable Portfolio – Partners Small Cap Growth Fund	0.87	1.12	0.88	1.13

	Contractual expense cap July 1, 2020 through April 30, 2021		Voluntary expense cap May 1, 2020 through June 30, 2020		Contractual expense cap prior to May 1, 2020
	Class 1 (%)	Class 2 (%)	Class 1 (%)	Class 2 (%)	Class 1 (%)	Class 2 (%)
CTIVP® – American Century Diversified Bond Fund	0.56	0.81	0.56	0.81	0.56	0.81
Variable Portfolio – Partners Core Bond Fund	0.56	0.81	0.56	0.81	0.56	0.81
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
CTIVP® – American Century Diversified Bond Fund	3,198,017,000	130,376,000	(27,414,000)	102,962,000
CTIVP® – CenterSquare Real Estate Fund	230,212,000	18,072,000	(26,012,000)	(7,940,000)
CTIVP® – TCW Core Plus Bond Fund	3,437,625,000	118,483,000	(32,172,000)	86,311,000
CTIVP® – Wells Fargo Short Duration Government Fund	1,583,267,000	28,454,000	(3,334,000)	25,120,000
Variable Portfolio – Partners Core Bond Fund	4,783,438,000	244,528,000	(16,326,000)	228,202,000
Variable Portfolio – Partners International Core Equity Fund	2,513,537,000	188,314,000	(145,417,000)	42,897,000
Variable Portfolio – Partners International Growth Fund	916,430,000	140,962,000	(35,930,000)	105,032,000
Variable Portfolio – Partners International Value Fund	1,107,093,000	43,471,000	(167,317,000)	(123,846,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2019, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
CTIVP® – American Century Diversified Bond Fund	—	—	(38,307,572)	(38,307,572)
Variable Portfolio – Partners International Value Fund	—	—	(2,016,658)	(2,016,658)
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
240	Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 5. Portfolio information
For the six months ended June 30, 2020, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)	Purchases of U.S. Government securities ($)	Proceeds from sales of U.S. Government securities ($)
CTIVP® – American Century Diversified Bond Fund	3,339,487,649	3,225,084,888	1,832,098,546	1,884,254,946
CTIVP® – CenterSquare Real Estate Fund	156,253,676	431,268,586	—	—
CTIVP® – Los Angeles Capital Large Cap Growth Fund	268,305,433	825,460,194	—	—
CTIVP® – MFS® Value Fund	128,631,167	333,260,810	—	—
CTIVP® – Morgan Stanley Advantage Fund	707,924,872	1,569,609,568	—	—
CTIVP® – T. Rowe Price Large Cap Value Fund	237,368,467	535,902,772	—	—
CTIVP® – TCW Core Plus Bond Fund	5,707,805,587	5,642,668,603	5,058,115,317	5,309,704,527
CTIVP® – Wells Fargo Short Duration Government Fund	2,879,777,795	2,872,624,060	2,721,325,848	2,713,148,962
CTIVP® – Westfield Mid Cap Growth Fund	222,289,235	251,252,882	—	—
Variable Portfolio – Partners Core Bond Fund	8,880,950,008	7,941,749,157	7,187,213,594	6,769,837,385
Variable Portfolio – Partners International Core Equity Fund	4,160,340,806	4,141,931,476	—	—
Variable Portfolio – Partners International Growth Fund	879,046,241	898,059,304	—	—
Variable Portfolio – Partners International Value Fund	1,038,098,094	879,702,538	—	—
Variable Portfolio – Partners Small Cap Growth Fund	169,488,819	156,920,400	—	—
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Funds’ activity in the Interfund Program during the six months ended June 30, 2020 was as follows:
Fund	Borrower or Lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
CTIVP® – American Century Diversified Bond Fund	Lender	14,500,000	1.59	3
CTIVP® – Los Angeles Capital Large Cap Growth Fund	Borrower	800,000	0.61	1
CTIVP® – MFS® Value Fund	Borrower	7,466,667	2.09	3
CTIVP® – Morgan Stanley Advantage Fund	Borrower	6,866,667	0.61	12
CTIVP® – Morgan Stanley Advantage Fund	Lender	5,900,000	0.62	1
CTIVP® – Westfield Mid Cap Growth Fund	Borrower	400,000	0.62	1
CTIVP® – Westfield Mid Cap Growth Fund	Lender	1,200,000	0.61	1
Variable Portfolio – Partners Core Bond Fund	Lender	3,022,222	1.26	9
Variable Portfolio – Partners International Core Equity Fund	Lender	500,000	1.00	3
Variable Portfolio – Partners International Value Fund	Lender	3,700,000	0.61	1
Interest income earned and interest expense incurred, if any, are recorded as interfund lending on the Statement of Operations. CTIVP® – Morgan Stanley Advantage Fund had an outstanding interfund lending receivable amount at June 30, 2020 as shown on the Statement of Assets and Liabilities. The loans are unsecured. The remaining funds had no outstanding interfund loans at June 30, 2020.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
During the six months ended June 30, 2020, the following fund had borrowings:
Fund	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
CTIVP® – MFS® Value Fund	1,050,000	1.89	4
Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations. CTIVP® – MFS® Value Fund had no outstanding borrowings at June 30, 2020. The remaining funds had no borrowings during the six months ended June 30, 2020.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by CTIVP® – American Century Diversified Bond Fund, CTIVP® – TCW Core Plus Bond Fund, CTIVP® – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund may present increased credit risk as compared to higher-rated debt instruments.
242	Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Derivatives risk
CTIVP® – TCW Core Plus Bond Fund may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Financial sector risk
CTIVP® – MFS® Value Fund, CTIVP® – T. Rowe Price Large Cap Value Fund and Variable Portfolio – Partners International Value Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics), occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Variable Portfolio – Partners International Core Equity Fund, Variable Portfolio – Partners International Growth Fund and Variable Portfolio – Partners International Value Fund concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Variable Portfolio – Partners International Core Equity Fund, Variable Portfolio – Partners International Growth Fund and Variable Portfolio – Partners International Value Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invests. The Funds’ NAV may be more volatile than the NAV of a more geographically diversified fund.
Asia Pacific Region. Variable Portfolio – Partners International Core Equity Fund, Variable Portfolio – Partners International Growth Fund and Variable Portfolio – Partners International Value Fund are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Europe. Variable Portfolio – Partners International Core Equity Fund, Variable Portfolio – Partners International Growth Fund and Variable Portfolio – Partners International Value Fund are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Funds’ NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Funds to underperform other funds that do not focus their investments in this region of the world. At a referendum in June 2016, the UK voted to leave the EU (commonly known as “Brexit”). After several extensions of the period for withdrawal negotiations, the UK and EU agreed on the terms of a withdrawal agreement, which was approved by the UK Parliament on January 22, 2020. The UK formally exited the EU on January 31, 2020. Under the withdrawal agreement, a “transition period” runs through December 31, 2020 that is intended to allow for negotiation and implementation of new trade and other cooperative agreements. The UK will remain in the EU’s single market and customs union during the transition period. There is a significant degree of uncertainty as to the outcome of these negotiations and the future and full impact of Brexit remain uncertain and could have additional adverse effects on economies, financial markets, currencies and asset valuations around the world. During this period and beyond, the impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Funds.
Japan. Variable Portfolio – Partners International Value Fund is highly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Health care sector risk
CTIVP® – Westfield Mid Cap Growth Fund and Variable Portfolio – Partners Small Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
244	Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Industrial sector risk
Variable Portfolio – Partners International Growth Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
Information technology sector risk
CTIVP® – Los Angeles Capital Large Cap Growth Fund, CTIVP® – Morgan Stanley Advantage Fund, CTIVP® – Westfield Mid Cap Growth Fund and Variable Portfolio – Partners Small Cap Growth Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Changes in interest rates may also affect the liquidity of each Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact each Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by CTIVP® – American Century Diversified Bond Fund, CTIVP® – TCW Core Plus Bond Fund, CTIVP® – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. Certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of CTIVP® – American Century Diversified Bond Fund, CTIVP® – TCW Core Plus Bond Fund, CTIVP® – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally,
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell investments in a down market.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Funds performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority,
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in the mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including CTIVP® – American Century Diversified Bond Fund, CTIVP® – TCW Core Plus Bond Fund, CTIVP® – Wells Fargo Short Duration Government Fund and Variable Portfolio – Partners Core Bond Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Real estate sector risk
CTIVP® – CenterSquare Real Estate Fund may be more susceptible to the particular risks of real estate related investments including risks of investing in REITs.
The risks associated with investments in real estate investment trusts (REITs) and other companies principally engaged in the real estate industry subject the Fund to risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of such investments may be affected by, among other factors, changes in the value of the underlying properties owned by the issuer, changes in the prospect for earnings and/or cash flow growth of the investment, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.
REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Shareholder concentration risk
At June 30, 2020, the affiliated shareholder accounts, including affiliated fund-of-funds and separate accounts of affiliated insurance companies, owned 100% of Class 1 and Class 2 shares of each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
CTIVP® – CenterSquare Real Estate Fund, CTIVP® – Westfield Mid Cap Growth Fund and Variable Portfolio – Partners Small Cap Growth Fund investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
248	Variable Portfolio Funds | Semiannual Report 2020

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Variable Portfolio Funds | Semiannual Report 2020	249

Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to each of the below named Columbia Variable Portfolio and CTIVP® Funds (each, a VP Fund, and collectively, the VP Funds). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, for each of the VP Funds listed below, Columbia Threadneedle has engaged each of the subadvisers listed below (each, a Subadviser, and collectively, the Subadvisers) under the subadvisory agreements (the Subadvisory Agreements) to perform portfolio management and related services for the corresponding VP Fund.
Fund	Subadviser(s)
CTIVP® — American Century Diversified Bond Fund	American Century Investment Management, Inc.
CTIVP® — CenterSquare Real Estate Fund	CenterSquare Investment Management LLC
CTIVP® — Los Angeles Capital Large Cap Growth Fund	Los Angeles Capital Management and Equity Research, Inc.
CTIVP® — MFS® Value Fund	Massachusetts Financial Services Company
CTIVP® — Morgan Stanley Advantage Fund	Morgan Stanley Investment Management Inc.
CTIVP® — T. Rowe Price Large Cap Value Fund	T. Rowe Price Associates, Inc.
CTIVP® — TCW Core Plus Bond Fund	TCW Investment Management Company LLC
CTIVP® — Wells Fargo Short Duration Government Fund	Wells Capital Management Incorporated
CTIVP® — Westfield Mid Cap Growth Fund	Westfield Capital Management Company, L.P.
Variable Portfolio — Partners Core Bond Fund	J.P. Morgan Investment Management Inc. Wells Capital Management Incorporated
Variable Portfolio - Partners International Core Equity Fund	AQR Capital Management, LLC Schroder Investment Management North America Inc.* Schroder Investment Management North America Limited*
Variable Portfolio - Partners International Growth Fund	William Blair Investment Management, LLC Walter Scott & Partners Limited*
Variable Portfolio - Partners International Value Fund	Dimensional Fund Advisors LP Thompson Siegel & Walmsley LLC*
Variable Portfolio — Partners Small Cap Growth Fund	BMO Asset Management Corp. Scout Investments, Inc.* Wells Capital Management Incorporated
*	The Subadvisory Agreements with Schroder Investment Management North America Inc., Walter Scott & Partners Limited and Thompson Siegel & Walmsley LLC, and the Sub-Subadvisory Agreement with Schroder Investment Management North America Limited were approved by the applicable Fund’s Board of Trustees at their meetings held on March 16-17, 2020 and are reflected in the Board Considerations and Approvals of Subadvisory Agreements that follow this discussion. Therefore, the renewals of the Subadvisory Agreements with Schroder Investment Management North America Inc., Walter Scott & Partners Limited and Thompson Siegel & Walmsley LLC, and the Sub-Subadvisory Agreement with Schroder Investment Management North America, Limited were not considered and are not reflected in this discussion.
On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and VP Fund performance. The Board also
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Approval of Management and Subadvisory
Agreements  (continued)
accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each VP Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the VP Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to each VP Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of each VP Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and each VP Fund’s other service agreements with affiliates of Ameriprise Financial.
In addition, the Board discussed the acceptability of the terms of the Management Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring each Subadviser), noting that no material changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the VP Funds under the Fund Management Agreements. It was observed that the services being performed under the Management Agreements were of a reasonable quality.
With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor the code and the program, and that no concerns material to any VP Fund have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements. The
Variable Portfolio Funds | Semiannual Report 2020	251

Approval of Management and Subadvisory
Agreements  (continued)
Board took into account Columbia Threadneedle’s representation that each Subadviser was in a position to provide quality services to the corresponding VP Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that each Subadviser is in a position to continue to provide quality services to the corresponding VP Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): (i) the performance of each VP Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of each VP Fund among its comparison group, (iv) the product score of each VP Fund (taking into account performance relative to peers and benchmarks) and (v) the net assets of each VP Fund.
The Board observed investment performance met expectations for CTIVP® - American Century Diversified Bond Fund, CTIVP® - MFS® Value Fund, CTIVP® - Wells Fargo Short Duration Government Fund and CTIVP® - Westfield Mid Cap Growth Fund.
The Board observed that investment performance was understandable in light of the particular management styles involved and the particular market environment for CTIVP® - CenterSquare Real Estate Fund, CTIVP® - Los Angeles Capital Large Cap Growth Fund, CTIVP® - Morgan Stanley Advantage Fund, CTIVP® - T. Rowe Price Large Cap Value Fund, Variable Portfolio - Partners Core Bond Fund, and CTIVP® - TCW Core Plus Bond Fund.
The Board observed periods of underperformance for Variable Portfolio - Partners Small Cap Growth Fund, Variable Portfolio - Partners International Core Equity Fund, Variable Portfolio - Partners International Value Fund and Variable Portfolio - Partners International Growth Fund, noting that appropriate steps (such as the addition of a subadviser or subadvisers) had been taken to help improve the Fund’s performance.
Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Threadneedle’s process for monitoring each Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that Columbia Threadneedle’s profitability is not a key factor in their recommendation to select, renew or terminate the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadvisers from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe).
The Board took into account that all VP Funds’ total expense ratios (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
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Approval of Management and Subadvisory
Agreements  (continued)
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by each VP Fund. Based on its reviews, including JDL’s conclusions/analyses, the Board concluded that each VP Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that each VP Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each VP Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each VP Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the VP Funds as their net asset level grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as VP Fund assets exceed various breakpoints, all of which have not been surpassed by any VP Fund. The Board concluded that the breakpoints in the management fee rate schedules satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as VP Fund assets grow.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
APPROVAL OF SUBADVISORY AGREEMENT WITH WALTER SCOTT & PARTNERS LIMITED FOR VARIABLE PORTFOLIO - PARTNERS INTERNATIONAL GROWTH FUND
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners International Growth Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Walter Scott & Partners Limited (the Subadviser) that became effective May 15, 2020, the Subadviser has provided portfolio management and related services for the Fund.
At a meeting of the Fund’s Board of Trustees (the Board) held on March 16-17, 2020 (the March 2020 Meeting), the Board, including a majority of Board members who are not interested persons of the Fund within the meaning of the Investment Company Act of 1940, as amended (the Independent Trustees), unanimously approved, in accordance with the recommendations of the Investment Manager, the Subadvisory Agreement between the Investment Manager and the Subadviser.
At the March 2020 Meeting, independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board in connection with its evaluation of the Subadviser’s proposed services. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the proposed Subadvisory Agreement.
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Approval of Management and Subadvisory
Agreements  (continued)
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by the Subadviser as subadviser for the Fund, as well as the history, expertise, resources and capabilities, and the qualifications of the personnel of the Subadviser.
The Board observed that the Subadviser’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined to be reasonably designed to prevent violation of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of the Subadviser and its ability to carry out its responsibilities under the proposed subadvisory agreement. The Board also recalled the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of the Subadviser. The Board also noted the presentation by the Subadviser to the Board.
The Board also discussed the acceptability of the terms of the proposed subadvisory agreement. Independent legal counsel noted that the proposed subadvisory agreement was generally similar in scope and form to subadvisory agreements applicable to other subadvised Funds. The Board recalled management’s representation that the Subadviser has experience subadvising registered mutual funds.
Investment performance
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under advisory and subadvisory agreements. The Board considered the Subadviser’s solid investment performance, noting the proposed strategy’s performance results versus the Fund’s benchmark and peers over the one-, three-, five- and ten-year periods.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that the Subadviser was in a position to provide a high quality and level of service to the Fund.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed the proposed level of subadvisory fees under the proposed subadvisory services agreement, noting that the proposed subadvisory fees payable to the Subadviser would be paid by Columbia Threadneedle and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fees for the Subadviser are within a reasonable range of subadvisory fees paid by Columbia Threadneedle to the subadviser of another Fund with a similar strategy. As part of its review, the Board also considered the management fees charged by another fund using the Subadviser for a comparable strategy to that proposed to be employed for the Fund. The Trustees observed that management fees, which are not proposed to change, remain within the range of other peers and that the Fund’s expense ratio approximates the peer universe expense ratio median. The Board also considered the expected slight decrease in total profitability of Columbia Threadneedle and its affiliates in connection with the hiring of the Subadviser, and concluded that overall Columbia Threadneedle profitability levels remained within the reasonable ranges of profitability levels previously reported.
Economies of scale to be realized
The Board also considered the economies of scale that may be realized by Columbia Threadneedle and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Trustees considered, in this regard, the expected slight decrease in profitability to Columbia Threadneedle from its management agreement with the Fund as a result of the proposed retention of the Subadviser. The Board observed that the Fund’s investment management service agreement with Columbia Threadneedle continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that the proposed subadvisory agreement with the Subadviser provides for lower fees as assets increase at pre-established breakpoints. The Board took into account, in this regard, the significant oversight services provided by Columbia Threadneedle to the Fund, which services are, in fact, proposed to increase somewhat due to the conversion to a multi-manager Fund that requires greater oversight by Columbia Threadneedle. The Board concluded that the Fund’s investment management service agreement continues to provide adequately for sharing of economies of scale.
254	Variable Portfolio Funds | Semiannual Report 2020

Approval of Management and Subadvisory
Agreements  (continued)
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the proposed subadvisory agreement were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On March 17, 2020, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement.
APPROVAL OF SUBADVISORY AGREEMENT WITH THOMPSON SIEGEL & WALMSLEY LLC FOR VARIABLE PORTFOLIO - PARTNERS INTERNATIONAL VALUE FUND
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners International Value Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Thompson Siegel & Walmsley LLC (the Subadviser) that became effective May 18, 2020, the Subadviser has provided portfolio management and related services for the Fund.
At a meeting of the Fund’s Board of Trustees (the Board) held on March 16-17, 2020 (the March 2020 Meeting), the Board, including a majority of Board members who are not interested persons of the Fund within the meaning of the Investment Company Act of 1940, as amended (the Independent Trustees), unanimously approved, in accordance with the recommendations of the Investment Manager, the Subadvisory Agreement between the Investment Manager and the Subadviser.
At the March 2020 Meeting, independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board in connection with its evaluation of the Subadviser’s proposed services. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the proposed Subadvisory Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by the Subadviser as subadviser for the Fund, as well as the history, expertise, resources and capabilities, and the qualifications of the personnel of the Subadviser.
The Board observed that the Subadviser’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined to be reasonably designed to prevent violation of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of the Subadviser and its ability to carry out its responsibilities under the proposed subadvisory agreement. The Board also recalled the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of the Subadviser. The Board also noted the presentation by the Subadviser to the Board.
The Board also discussed the acceptability of the terms of the proposed subadvisory agreement. Independent legal counsel noted that the proposed subadvisory agreement was generally similar in scope and form to subadvisory agreements applicable to other subadvised Funds. The Board recalled management’s representation that the Subadviser has experience subadvising registered mutual funds.
Investment performance
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under advisory and subadvisory agreements. The Board considered the Subadviser’s relatively strong investment performance, noting the proposed strategy’s performance results versus the Fund’s benchmark over the one-, three-, five- and ten-year periods and versus peers.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that the Subadviser was in a position to provide a high quality and level of service to the Fund.
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Approval of Management and Subadvisory
Agreements  (continued)
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed the proposed level of subadvisory fees under the proposed subadvisory services agreement, noting that the proposed subadvisory fees payable to the Subadviser would be paid by Columbia Threadneedle and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fees for the Subadviser are within a reasonable range of subadvisory fees paid by Columbia Threadneedle to the subadviser of another Fund with a similar strategy. As part of its review, the Board also considered the management fees charged by another fund using the Subadviser for a comparable strategy to that proposed to be employed for the Fund. The Trustees observed that management fees, which are not proposed to change, remain within the range of other peers and that the Fund’s expense ratio approximates the peer universe expense ratio median. The Board also considered the expected slight decrease in total profitability of Columbia Threadneedle and its affiliates in connection with the hiring of the Subadviser, and concluded that overall Columbia Threadneedle profitability levels remained within the reasonable ranges of profitability levels previously reported.
Economies of scale to be realized
The Board also considered the economies of scale that may be realized by Columbia Threadneedle and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Trustees considered, in this regard, the expected slight decrease in profitability to Columbia Threadneedle from its management agreement with the Fund as a result of the proposed retention of the Subadviser. The Board observed that the Fund’s investment management service agreement with Columbia Threadneedle continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that the proposed subadvisory agreement with the Subadviser provides for lower fees as assets increase at pre-established breakpoints. The Board took into account, in this regard, the significant oversight services provided by Columbia Threadneedle to the Fund, which services are, in fact, proposed to increase somewhat due to the conversion to a multi-manager Fund that requires greater oversight by Columbia Threadneedle. The Board concluded that the Fund’s investment management service agreement continues to provide adequately for sharing of economies of scale.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the proposed subadvisory agreement were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On March 17, 2020, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement.
APPROVAL OF SUBADVISORY AGREEMENTS WITH SCHRODERS INVESTMENT MANAGEMENT NORTH AMERICA INC. FOR VARIABLE PORTFOLIO - PARTNERS INTERNATIONAL CORE EQUITY FUND
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio - Partners International Core Equity Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Threadneedle and Schroders Investment Management North America Inc. (Schroders) and a Sub-Subadvisory Agreement between Schroders and Schroders Investment Management North America Limited (Schroders Ltd., and together with Schroders, the Subadviser) that became effective May 12, 2020, the Subadviser has provided portfolio management and related services for the Fund.
At a meeting of the Fund’s Board of Trustees (the Board) held on March 16-17, 2020 (the March 2020 Meeting), the Board, including a majority of Board members who are not interested persons of the Fund within the meaning of the Investment Company Act of 1940, as amended (the Independent Trustees), unanimously approved, in accordance with the recommendations of the Investment Manager, the Subadvisory Agreement between the Investment Manager and the Subadviser.
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Approval of Management and Subadvisory
Agreements  (continued)
At the March 2020 Meeting, independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements and referred to the various written materials and oral presentations received by the Board in connection with its evaluation of the Subadviser’s proposed services. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the proposed Subadvisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadviser
The Board considered its analysis of the reports and presentations received by it, detailing the services proposed to be performed by the Subadviser as subadviser for the Fund, as well as the history, expertise, resources and capabilities, and the qualifications of the personnel of the Subadviser.
The Board observed that the Subadviser’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined to be reasonably designed to prevent violation of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of the Subadviser and its ability to carry out its responsibilities under the proposed subadvisory agreement. The Board also recalled the information provided by management regarding the personnel, risk controls, philosophy, and investment processes of the Subadviser. The Board also noted the presentation by the Subadviser to the Board.
The Board also discussed the acceptability of the terms of the proposed subadvisory agreement. Independent legal counsel noted that the proposed subadvisory agreement was generally similar in scope and form to subadvisory agreements applicable to other subadvised Funds. The Board recalled management’s representation that the Subadviser has experience advising and subadvising registered mutual funds.
Investment performance
The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under advisory and subadvisory agreements. The Board considered the Subadviser’s relatively strong investment performance, noting the proposed strategy’s performance results versus the Fund’s benchmark and peers over the one-, three-, five- and ten-year periods.
Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that the Subadviser was in a position to provide a high quality and level of service to the Fund.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadviser from their relationships with the Fund
The Board reviewed the proposed level of subadvisory fees under the proposed subadvisory services agreement, noting that the proposed subadvisory fees payable to the Subadviser would be paid by Columbia Threadneedle (and sub-subadvisory fees payable to Schroders Ltd. would be paid by Schroders) and would not impact the fees paid by the Fund. The Board observed that the proposed subadvisory fees for the Subadviser are within a reasonable range of subadvisory fees paid by Columbia Threadneedle to the subadviser of another Fund with a similar strategy. As part of its review, the Board also considered the management fees charged by another fund using the Subadviser for a comparable strategy to that proposed to be employed for the Fund. The Trustees observed that management fees, which are not proposed to change, remain within the range of other peers and that the Fund’s expense ratio approximates the peer universe expense ratio median. The Board also considered the expected slight decrease in total profitability of Columbia Threadneedle and its affiliates in connection with the hiring of the Subadviser, and concluded that overall Columbia Threadneedle profitability levels remained within the reasonable ranges of profitability levels previously reported.
Economies of scale to be realized
The Board also considered the economies of scale that may be realized by Columbia Threadneedle and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Trustees considered, in this regard, the expected slight decrease in profitability to Columbia Threadneedle from its management agreement with the Fund as a result of the proposed retention of the Subadviser. The Board observed that the Fund’s investment
Variable Portfolio Funds | Semiannual Report 2020	257

Approval of Management and Subadvisory
Agreements  (continued)
management service agreement with Columbia Threadneedle continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that the proposed subadvisory agreement with the Subadviser provides for lower fees as assets increase at pre-established breakpoints. The Board took into account, in this regard, the significant oversight services provided by Columbia Threadneedle to the Fund, which services are, in fact, proposed to increase somewhat due to the conversion to a multi-manager Fund that requires greater oversight by Columbia Threadneedle. The Board concluded that the Fund’s investment management service agreement continues to provide adequately for sharing of economies of scale.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the proposed subadvisory agreement were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On March 17, 2020, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement.
258	Variable Portfolio Funds | Semiannual Report 2020

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. Each Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Variable Portfolio Funds | Semiannual Report 2020	259

Variable Portfolio Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6547 AP (8/20)

SemiAnnual Report
June 30, 2020
Columbia Variable Portfolio Funds
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Columbia Variable Portfolio – Global Strategic Income Fund
Columbia Variable Portfolio – Intermediate Bond Fund
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
CTIVP® – Victory Sycamore Established Value Fund
Variable Portfolio – Partners Core Equity Fund
Variable Portfolio – Partners Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of a Fund directly. Each Fund is available through variable annuity contracts or variable life insurance policies (collectively, Contracts) offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans (Qualified Plans). Please contact your financial advisor or insurance representative for more information.
This semiannual report may contain information on a Fund not available under your Contract or Qualified Plan. Please refer to your Contract prospectus or Qualified Plan disclosure document for information regarding the investment options available to you.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio Funds  |  Semiannual Report 2020

Fund at a Glance
Columbia Variable Portfolio – Global Strategic Income Fund (Unaudited)
Investment objective
Columbia Variable Portfolio – Global Strategic Income Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2014
Tim Jagger
Portfolio Manager
Managed Fund since 2018
Ryan Staszewski, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-2.53	0.56	0.19	1.20
Class 2	05/03/10	-2.62	0.41	-0.02	0.96
Class 3	05/01/96	-2.57	0.54	0.10	1.08
Bloomberg Barclays Global Aggregate Hedged USD Index		3.90	6.07	4.44	4.07
Bloomberg Barclays Global Credit Hedged USD Index		3.43	6.90	5.18	4.96
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays Global Aggregate Hedged USD Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt, and global Treasury, and it is hedged back to the US dollar.
The Bloomberg Barclays Global Credit Hedged USD Index measures the global investment grade local currency corporate and government-related bond markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio Funds | Semiannual Report 2020	3

Fund at a Glance  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (Unaudited)
Quality breakdown (%) (at June 30, 2020)
AAA rating	2.0
AA rating	4.9
A rating	7.8
BBB rating	42.0
BB rating	16.9
B rating	12.5
CCC rating	2.9
Not rated	11.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
4	Columbia Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund (Unaudited)
Country breakdown (%) (at June 30, 2020)
Angola	0.2
Australia	1.1
Belarus	0.2
Bermuda	0.9
Brazil	1.0
Canada	0.6
Cayman Islands	0.3
Chile	0.2
China	0.6
Colombia	0.7
Costa Rica	0.2
Dominican Republic	0.8
Egypt	0.7
El Salvador	0.4
France	1.1
Germany	0.9
Ghana	0.2
Guatemala	0.5
Honduras	0.2
India	1.0
Indonesia	2.7
Ireland	1.0
Italy	0.8
Ivory Coast	0.3
Jersey	0.3
Kazakhstan	0.3
Luxembourg	1.1
Malaysia	0.2
Mauritius	0.6
Mexico	1.2
Netherlands	2.9
Norway	0.3
Panama	0.2
Paraguay	0.5
Peru	0.5
Qatar	1.0
Romania	0.6
Russian Federation	0.3
Saudi Arabia	1.0
Senegal	0.4
Spain	0.4
Sri Lanka	0.1
Sweden	0.9
Turkey	0.9
Ukraine	0.3
United Arab Emirates	1.5
United Kingdom	7.6
United States(a)	59.6
Virgin Islands	0.7
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2020, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2020)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	1.9	(67.2)	(65.3)
Foreign Currency Derivative Contracts		(34.7)	(34.7)
Total Notional Market Value of Derivative Contracts	1.9	(101.9)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

Columbia Variable Portfolio Funds | Semiannual Report 2020	5

Fund at a Glance
Columbia Variable Portfolio – Intermediate Bond Fund (Unaudited)
Investment objective
Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	6.57	8.81	4.93	4.51
Class 2	05/03/10	6.40	8.55	4.68	4.26
Class 3	10/13/81	6.47	8.60	4.80	4.37
Bloomberg Barclays U.S. Aggregate Bond Index		6.14	8.74	4.30	3.82
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
6	Columbia Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Asset-Backed Securities — Agency	0.0(a)
Asset-Backed Securities — Non-Agency	12.7
Commercial Mortgage-Backed Securities - Agency	1.4
Commercial Mortgage-Backed Securities - Non-Agency	6.4
Corporate Bonds & Notes	22.5
Foreign Government Obligations	2.7
Money Market Funds	2.1
Municipal Bonds	0.0(a)
Options Purchased Puts	0.1
Residential Mortgage-Backed Securities - Agency	29.0
Residential Mortgage-Backed Securities - Non-Agency	22.3
Senior Loans	0.0(a)
U.S. Treasury Obligations	0.8
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at June 30, 2020)
AAA rating	27.6
AA rating	14.7
A rating	9.2
BBB rating	22.5
BB rating	6.4
B rating	2.6
CCC rating	0.9
Not rated	16.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

Columbia Variable Portfolio Funds | Semiannual Report 2020	7

Fund at a Glance
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Unaudited)
Investment objective
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Portfolio management
BlackRock Financial Management, Inc. (subadviser)
Akiva Dickstein
Emanuella Enenajor
BlackRock International Limited (sub-subadviser)
Christopher Allen, CFA
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	5.65	6.98	4.53	4.28
Class 2	05/03/10	5.43	6.58	4.26	4.02
Class 3	09/13/04	5.51	6.83	4.39	4.15
Bloomberg Barclays World Government Inflation-Linked Bond Index USD Hedged		6.53	7.95	5.44	4.84
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to October 2012 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Bloomberg Barclays World Government Inflation-Linked Bond Index USD Hedged is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
8	Columbia Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Unaudited)
Quality breakdown (%) (at June 30, 2020)
AAA rating	50.1
AA rating	32.7
A rating	7.6
BBB rating	9.4
B rating	0.0(a)
Not rated	0.2
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Country breakdown (%) (at June 30, 2020)
Australia	1.3
Canada	2.0
Colombia	0.2
Denmark	0.3
France	7.8
Germany	2.5
Greece	0.0(a)
Hungary	0.0(a)
Indonesia	0.1
Italy	6.4
Japan	6.9
Mexico	0.3
New Zealand	1.2
Spain	3.1
Sweden	0.9
United Kingdom	23.4
United States(b)	43.5
Uruguay	0.1
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At June 30, 2020, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

Columbia Variable Portfolio Funds | Semiannual Report 2020	9

Fund at a Glance  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at June 30, 2020)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	75.4	(133.8)	(58.4)
Foreign Currency Derivative Contracts	31.5	(73.1)	(41.6)
Total Notional Market Value of Derivative Contracts	106.9	(206.9)	(100.0)
(a) The Fund has market exposure (long and/or short) to fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.
10	Columbia Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
CTIVP® – Victory Sycamore Established Value Fund (Unaudited)
Investment objective
CTIVP® – Victory Sycamore Established Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Victory Capital Management Inc.
Gary Miller
Jeffrey Graff, CFA
Gregory Conners
James Albers, CFA
Michael Rodarte, CFA
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-14.77	-7.95	6.02	11.50
Class 2	05/03/10	-14.86	-8.16	5.76	11.23
Class 3	02/04/04	-14.81	-8.06	5.89	11.36
Russell Midcap Value Index		-18.09	-11.81	3.32	10.29
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to November 2012 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio Funds | Semiannual Report 2020	11

Fund at a Glance  (continued)
CTIVP® – Victory Sycamore Established Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	98.7
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	2.1
Consumer Discretionary	9.2
Consumer Staples	8.0
Energy	3.5
Financials	18.1
Health Care	6.8
Industrials	15.3
Information Technology	15.0
Materials	11.1
Real Estate	8.1
Utilities	2.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

12	Columbia Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
Variable Portfolio – Partners Core Equity Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Core Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Jacobs Levy Equity Management, Inc.
Bruce Jacobs, Ph.D.
Kenneth Levy, CFA
T. Rowe Price Associates, Inc.
Jeffrey Rottinghaus, CPA
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-4.53	3.97	7.97	10.67
Class 2	05/03/10	-4.63	3.69	7.69	10.39
Class 3	05/01/06	-4.62	3.79	7.82	10.53
S&P 500 Index		-3.08	7.51	10.73	13.99
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2019 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio Funds | Semiannual Report 2020	13

Fund at a Glance  (continued)
Variable Portfolio – Partners Core Equity Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	97.8
Money Market Funds	2.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	8.1
Consumer Discretionary	10.3
Consumer Staples	5.6
Energy	2.4
Financials	12.0
Health Care	17.4
Industrials	6.7
Information Technology	27.7
Materials	3.3
Real Estate	2.3
Utilities	4.2
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

14	Columbia Variable Portfolio Funds | Semiannual Report 2020

Fund at a Glance
Variable Portfolio – Partners Small Cap Value Fund (Unaudited)
Investment objective
Variable Portfolio – Partners Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Portfolio management
Jacobs Levy Equity Management, Inc.
Bruce Jacobs, Ph.D.
Kenneth Levy, CFA
Nuveen Asset Management, LLC
Karen Bowie, CFA
Segall Bryant & Hamill, LLC
Mark Dickherber, CFA, CPA
Shaun Nicholson
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1	05/03/10	-22.83	-19.50	-0.57	6.32
Class 2	05/03/10	-22.90	-19.67	-0.81	6.06
Class 3	08/14/01	-22.88	-19.60	-0.69	6.19
Russell 2000 Value Index		-23.50	-17.48	1.26	7.82
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Variable Portfolio Funds | Semiannual Report 2020	15

Fund at a Glance  (continued)
Variable Portfolio – Partners Small Cap Value Fund (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Common Stocks	96.1
Exchange-Traded Equity Funds	0.3
Money Market Funds	3.6
Rights	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2020)
Communication Services	1.4
Consumer Discretionary	10.0
Consumer Staples	3.8
Energy	4.4
Financials	23.6
Health Care	8.6
Industrials	16.3
Information Technology	14.3
Materials	5.9
Real Estate	7.9
Utilities	3.8
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

16	Columbia Variable Portfolio Funds | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Variable Portfolio – Global Strategic Income Fund
Class 1	1,000.00	1,000.00	974.70	1,021.93	2.90	2.97	0.59
Class 2	1,000.00	1,000.00	973.80	1,020.69	4.12	4.22	0.84
Class 3	1,000.00	1,000.00	974.30	1,021.33	3.49	3.57	0.71
Columbia Variable Portfolio – Intermediate Bond Fund
Class 1	1,000.00	1,000.00	1,065.70	1,022.43	2.52	2.46	0.49
Class 2	1,000.00	1,000.00	1,064.00	1,021.18	3.80	3.72	0.74
Class 3	1,000.00	1,000.00	1,064.70	1,021.83	3.13	3.07	0.61
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Class 1	1,000.00	1,000.00	1,056.50	1,021.83	3.12	3.07	0.61
Class 2	1,000.00	1,000.00	1,054.30	1,020.54	4.44	4.37	0.87
Class 3	1,000.00	1,000.00	1,055.10	1,021.18	3.78	3.72	0.74
Columbia Variable Portfolio Funds | Semiannual Report 2020	17

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
CTIVP® – Victory Sycamore Established Value Fund
Class 1	1,000.00	1,000.00	852.30	1,020.93	3.64	3.97	0.79
Class 2	1,000.00	1,000.00	851.40	1,019.69	4.79	5.22	1.04
Class 3	1,000.00	1,000.00	851.90	1,020.29	4.24	4.62	0.92
Variable Portfolio – Partners Core Equity Fund
Class 1	1,000.00	1,000.00	954.70	1,021.48	3.30	3.42	0.68
Class 2	1,000.00	1,000.00	953.70	1,020.24	4.52	4.67	0.93
Class 3	1,000.00	1,000.00	953.80	1,020.84	3.93	4.07	0.81
Variable Portfolio – Partners Small Cap Value Fund
Class 1	1,000.00	1,000.00	771.70	1,020.49	3.88	4.42	0.88
Class 2	1,000.00	1,000.00	771.00	1,019.24	4.98	5.67	1.13
Class 3	1,000.00	1,000.00	771.20	1,019.84	4.45	5.07	1.01
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and nonaffiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for Columbia Variable Portfolio – Global Strategic Income Fund, CTIVP® – BlackRock Global Inflation-Protected Securities Fund and Variable Portfolio – Partners Small Cap Value Fund, account value at the end of the period would have been reduced.
18	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 2.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cayman Islands 0.3%
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	2.309%		250,000	244,134
United States 2.0%
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%		1,000,000	924,102
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A2
3-month USD LIBOR + 1.470% 04/16/2031	2.646%		500,000	473,959
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class B
04/15/2025	4.030%		700,000	686,493
Total				2,084,554
Total Asset-Backed Securities — Non-Agency (Cost $2,444,485)				2,328,688

Commercial Mortgage-Backed Securities - Non-Agency(c) 5.3%

United Kingdom 0.4%
Tesco Property Finance 3 PLC(a)
04/13/2040	5.744%	GBP	284,315	471,036
United States 4.9%
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.885%		500,000	447,423
CALI Mortgage Trust(a),(d)
Series 2019-101C Class F
03/10/2039	4.469%		300,000	254,920
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class A
1-month USD LIBOR + 0.931% Floor 0.931% 11/15/2036	1.115%		1,000,000	966,719
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%		750,000	564,097
Subordinated Series 2014-USA Class F
09/15/2037	4.373%		260,000	190,379
Commercial Mortgage-Backed Securities - Non-Agency(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CSMC Trust(a),(d)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.393%		300,000	213,957
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%		550,000	473,080
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Subordinated Series 2015-UES Class E
09/05/2032	3.742%		1,150,000	1,132,487
Progress Residential Trust(a)
Series 2019-SFR1 Class E
08/17/2035	4.466%		500,000	515,236
Series 2020-SFR1 Class F
04/17/2037	3.431%		100,000	95,991
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%		200,000	206,191
Total				5,060,480
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $5,790,632)				5,531,516

Corporate Bonds & Notes(c) 55.2%

Australia 1.1%
Aurizon Network Pty Ltd.(a)
06/01/2026	3.125%	EUR	450,000	557,422
Ausgrid Finance Pty Ltd.(a)
07/30/2025	1.250%	EUR	470,000	543,118
Total				1,100,540
Bermuda 0.9%
Bacardi Ltd.(a)
07/03/2023	2.750%	EUR	450,000	517,662
05/15/2048	5.300%		345,000	427,818
Total				945,480
Brazil 0.5%
Braskem America Finance Co.(a)
07/22/2041	7.125%		200,000	204,690
Vale Overseas Ltd.
11/21/2036	6.875%		200,000	261,243
Total				465,933
Canada 0.5%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%		24,000	25,222
01/15/2028	3.875%		16,000	15,521
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	19

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	4,000	4,148
04/15/2025	6.125%	45,000	45,594
11/01/2025	5.500%	37,000	37,914
01/15/2028	7.000%	6,000	6,188
01/30/2028	5.000%	19,000	17,903
02/15/2029	6.250%	36,000	36,201
01/30/2030	5.250%	20,000	18,952
Bombardier, Inc.(a)
12/01/2024	7.500%	18,000	11,694
03/15/2025	7.500%	14,000	9,122
04/15/2027	7.875%	23,000	14,992
Canadian Natural Resources Ltd.
06/01/2047	4.950%	25,000	27,424
Clarios Global LP(a)
05/15/2025	6.750%	12,000	12,490
GFL Environmental, Inc.(a)
06/01/2025	4.250%	15,000	15,116
12/15/2026	5.125%	17,000	17,550
05/01/2027	8.500%	18,000	19,576
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	23,000	22,676
01/15/2025	7.625%	92,000	87,926
Hulk Finance Corp.(a)
06/01/2026	7.000%	16,000	16,679
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	39,000	39,247
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	14,000	14,392
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	41,000	37,687
Total			554,214
Cayman Islands 0.0%
Global Aircraft Leasing Co., Ltd.(a),(e)
09/15/2024	6.500%	49,000	34,597
China 0.6%
JD.com, Inc.
01/14/2030	3.375%	400,000	427,032
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	200,000	200,676
Total			627,708
France 1.1%
Altice France SA(a)
05/01/2026	7.375%	106,000	110,363
02/01/2027	8.125%	28,000	30,684
01/15/2028	5.500%	41,000	41,434
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Banijay Group SAS(a)
03/01/2026	6.500%	EUR	100,000	100,645
Casino Guichard Perrachon SA(a),(f)
01/25/2023	4.561%	EUR	100,000	107,596
Credit Mutuel Arkea SA(a)
01/17/2025	1.375%	EUR	500,000	587,061
Elis SA(a)
04/11/2024	1.750%	EUR	100,000	107,872
SPCM SA(a)
09/15/2025	4.875%		29,000	29,333
Total				1,114,988
Germany 0.9%
Grand City Properties SA(a)
08/03/2026	1.375%	EUR	500,000	577,897
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%		12,000	11,816
05/15/2029	6.375%		15,000	15,250
Techem Verwaltungsgesellschaft 674 mbH(a)
07/30/2026	6.000%	EUR	100,000	114,724
Vier Gas Transport GmbH(a)
09/10/2034	0.500%	EUR	200,000	213,406
Total				933,093
India 0.6%
Adani Ports & Special Economic Zone Ltd.(a)
07/30/2027	4.000%		400,000	388,241
GMR Hyderabad International Airport Ltd.(a)
10/27/2027	4.250%		300,000	265,107
Total				653,348
Ireland 0.9%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%		13,000	13,311
08/15/2027	5.250%		58,000	56,947
eircom Finance DAC(a)
05/15/2026	3.500%	EUR	100,000	112,912
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%		27,000	28,558
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%		745,000	754,460
Total				966,188
Italy 0.8%
Assicurazioni Generali SpA(a),(f)
Subordinated
06/08/2048	5.000%	EUR	380,000	476,832

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Autostrade per l’Italia SpA(a)
09/26/2029	1.875%	EUR	200,000	201,237
Enel SpA(a),(f)
05/24/2080	3.500%	EUR	100,000	116,364
Telecom Italia Capital SA
09/30/2034	6.000%		14,000	15,229
Total				809,662
Jersey 0.3%
Heathrow Funding Ltd.(a)
03/14/2034	1.875%	EUR	200,000	226,955
LHC3 PLC(a),(e)
08/15/2024	4.125%	EUR	100,000	112,538
Total				339,493
Luxembourg 1.1%
Altice France Holding SA(a)
05/15/2027	8.000%	EUR	100,000	118,545
02/15/2028	6.000%		76,000	71,846
ARD Finance SA(a),(e)
06/30/2027	6.500%		13,000	12,871
Bevco Lux Sarl(a)
02/09/2023	1.750%	EUR	550,000	620,801
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%		44,000	42,200
Garfunkelux Holdco 3 SA(a)
08/01/2022	7.500%	EUR	100,000	105,977
INEOS Group Holdings SA(a)
08/01/2024	5.625%		27,000	26,150
SIG Combibloc PurchaseCo Sarl(a)
06/18/2025	2.125%	EUR	100,000	114,406
Total				1,112,796
Mauritius 0.6%
Network i2i Ltd.(a),(f)
12/31/2049	5.650%		650,000	628,231
Mexico 0.4%
Cemex SAB de CV(a)
04/16/2026	7.750%		400,000	409,053
Netherlands 2.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%		4,000	4,103
05/15/2028	6.125%		21,000	21,657
Alpha 2 BV(a),(e)
06/01/2023	8.750%		37,000	36,952
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%		40,000	39,596
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%		200,000	173,920
Constellium NV(a)
03/01/2025	6.625%		29,000	29,433
02/15/2026	5.875%		80,000	80,169
Constellium SE(a)
06/15/2028	5.625%		15,000	14,721
Darling Global Finance BV(a)
05/15/2026	3.625%	EUR	100,000	113,093
Innogy Finance BV(a)
06/03/2030	6.250%	GBP	315,000	551,857
LKQ European Holdings BV(a)
04/01/2026	3.625%	EUR	100,000	114,036
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%		30,000	32,288
PPF Telecom Group BV(a)
03/27/2026	3.125%	EUR	100,000	111,792
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%		66,000	67,821
Telefonica Europe BV(a),(f)
12/31/2049	3.875%	EUR	100,000	112,364
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		25,000	25,398
08/15/2027	8.500%		23,000	24,579
United Group BV(a)
07/01/2024	4.875%	EUR	100,000	111,534
Volkswagen International Finance NV(a)
11/16/2038	4.125%	EUR	200,000	275,291
Ziggo Bond Co. BV(a)
02/28/2030	5.125%		12,000	11,897
Ziggo Bond Finance BV(a)
01/15/2027	6.000%		62,000	62,753
Ziggo BV(a)
01/15/2027	5.500%		103,000	104,188
Total				2,119,442
Norway 0.3%
DNB Bank ASA(a)
04/09/2024	0.250%	EUR	300,000	339,285
Spain 0.4%
Grifols SA(a)
11/15/2027	2.250%	EUR	100,000	110,848
NorteGas Energia Distribucion SAU(a)
09/28/2027	2.065%	EUR	235,000	279,614
Total				390,462

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	21

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Sweden 0.9%
Akelius Residential Property AB(a)
02/07/2025	1.750%	EUR	380,000	431,923
Akelius Residential Property AB(a),(f)
10/05/2078	3.875%	EUR	100,000	112,848
Sagax AB(a)
01/17/2024	2.000%	EUR	365,000	409,493
Total				954,264
United Kingdom 7.0%
BAT International Finance PLC(a)
03/25/2025	2.750%	EUR	305,000	370,511
BP Capital Markets PLC(a)
11/08/2027	0.831%	EUR	250,000	276,708
British Telecommunications PLC(a)
06/23/2027	1.500%	EUR	440,000	514,083
BUPA Finance PLC(a)
Subordinated
12/08/2026	5.000%	GBP	200,000	272,616
Cadent Finance PLC(a)
09/22/2024	0.625%	EUR	330,000	374,357
Credit Agricole SA(a)
05/03/2027	1.375%	EUR	500,000	606,450
DS Smith PLC(a)
09/12/2026	0.875%	EUR	470,000	509,805
G4S International Finance PLC(a)
05/24/2025	1.875%	EUR	280,000	306,406
GKN Holdings Ltd.(a)
09/19/2022	5.375%	GBP	275,000	355,246
HBOS PLC(f)
Subordinated
03/18/2030	4.500%	EUR	255,000	310,289
Imperial Brands Finance PLC(a)
02/26/2026	3.375%	EUR	425,000	525,365
International Game Technology PLC(a)
07/15/2024	3.500%	EUR	100,000	108,980
01/15/2029	5.250%		21,000	20,504
NGG Finance PLC(a),(f)
09/05/2082	2.125%	EUR	250,000	275,822
Rolls-Royce PLC(a)
05/09/2024	0.875%	EUR	285,000	289,830
Royal Bank of Scotland Group PLC(a),(f)
03/02/2026	1.750%	EUR	335,000	385,276
Sky PLC(a)
09/16/2024	3.750%		1,125,000	1,251,872
Virgin Media Finance PLC(a)
07/15/2030	5.000%		35,000	34,104
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%		31,000	31,776
05/15/2029	5.500%		33,000	34,569
Vodafone Group PLC(a),(f)
10/03/2078	4.200%	EUR	100,000	121,889
Western Power Distribution PLC(a)
10/16/2026	3.500%	GBP	205,000	274,707
Total				7,251,165
United States 34.0%
AbbVie, Inc.(a)
06/15/2044	4.850%		70,000	87,025
11/21/2049	4.250%		175,000	211,826
Acadia Healthcare Co., Inc.
07/01/2022	5.125%		29,000	29,006
02/15/2023	5.625%		4,000	4,000
03/01/2024	6.500%		32,000	32,533
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%		6,000	6,046
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%		12,000	11,937
AES Corp. (The)
05/15/2026	6.000%		28,000	29,139
09/01/2027	5.125%		15,000	15,569
AG Issuer LLC(a)
03/01/2028	6.250%		10,000	9,474
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%		22,000	22,471
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%		17,000	18,416
02/15/2028	5.875%		19,000	19,600
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%		31,000	30,998
02/15/2030	4.875%		16,000	16,429
Alliance Data Systems Corp.(a)
12/15/2024	4.750%		7,000	6,292
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%		49,000	48,651
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%		35,000	35,069
01/15/2028	4.000%		64,000	62,139
Amgen, Inc.
02/21/2050	3.375%		110,000	121,611
Angus Chemical Co.(a)
02/15/2023	8.750%		61,000	61,597
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		805,000	976,160

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Apergy Corp.
05/01/2026	6.375%		23,000	21,356
Appalachian Power Co.
05/15/2044	4.400%		800,000	941,838
APX Group, Inc.
12/01/2022	7.875%		45,000	44,755
09/01/2023	7.625%		47,000	43,304
11/01/2024	8.500%		53,000	51,909
Aramark International Finance Sarl(a)
04/01/2025	3.125%	EUR	100,000	106,844
Aramark Services, Inc.(a)
05/01/2025	6.375%		11,000	11,358
02/01/2028	5.000%		16,000	15,197
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%		26,000	23,941
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%		3,000	2,911
Ascend Learning LLC(a)
08/01/2025	6.875%		25,000	25,340
08/01/2025	6.875%		24,000	24,152
ASGN, Inc.(a)
05/15/2028	4.625%		31,000	30,257
AT&T, Inc.
05/19/2032	2.050%	EUR	100,000	116,894
06/15/2045	4.350%		700,000	783,464
Avantor, Inc.(a)
10/01/2024	4.750%	EUR	100,000	115,720
10/01/2025	9.000%		59,000	63,387
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%		14,000	14,074
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%		8,000	8,059
Bausch Health Companies, Inc.(a)
04/01/2026	9.250%		35,000	37,942
01/31/2027	8.500%		55,000	58,647
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%		37,000	33,094
11/15/2026	4.500%		21,000	20,515
Becton Dickinson and Co.
12/15/2026	1.900%	EUR	365,000	424,739
06/06/2027	3.700%		333,000	371,753
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		22,000	22,211
Berry Global, Inc.
10/15/2022	6.000%		13,000	13,045
07/15/2023	5.125%		63,000	63,375
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%		46,000	42,959
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%		9,000	9,436
03/01/2026	9.125%		6,000	6,194
Boyd Gaming Corp.(a)
06/01/2025	8.625%		10,000	10,455
12/01/2027	4.750%		42,000	36,122
Boyd Gaming Corp.
04/01/2026	6.375%		18,000	17,106
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%		150,000	162,009
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%		5,000	5,212
BWAY Holding Co.(a)
04/15/2024	5.500%		44,000	43,258
BWX Technologies, Inc.(a)
06/30/2028	4.125%		25,000	24,935
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%		21,000	18,274
Callon Petroleum Co.
10/01/2024	6.125%		14,000	5,243
07/01/2026	6.375%		95,000	31,516
Calpine Corp.(a)
06/01/2026	5.250%		22,000	22,218
02/15/2028	4.500%		31,000	30,442
03/15/2028	5.125%		39,000	38,176
Camelot Finance SA(a)
11/01/2026	4.500%		21,000	21,000
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%		4,000	1,522
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%		26,000	26,513
07/15/2027	5.000%		8,000	8,310
03/01/2028	2.375%	EUR	100,000	106,732
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%		49,000	50,797
05/01/2026	5.500%		2,000	2,071
05/01/2027	5.125%		86,000	88,969
03/01/2030	4.750%		111,000	113,642
08/15/2030	4.500%		36,000	36,716
CD&R Smokey Buyer, Inc.(a),(g)
07/15/2025	6.750%		20,000	20,824
CDK Global, Inc.
06/01/2027	4.875%		21,000	21,539
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%		27,000	27,111
Centene Corp.(a)
08/15/2026	5.375%		34,000	35,376

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	23

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centene Corp.
12/15/2029	4.625%	72,000	75,967
02/15/2030	3.375%	44,000	44,394
Centennial Resource Production LLC(a)
01/15/2026	5.375%	26,000	13,240
04/01/2027	6.875%	32,000	16,298
CenturyLink, Inc.
03/15/2022	5.800%	78,000	80,146
04/01/2024	7.500%	24,000	26,397
04/01/2025	5.625%	73,000	75,503
CenturyLink, Inc.(a)
12/15/2026	5.125%	26,000	25,964
02/15/2027	4.000%	16,000	15,535
CF Industries, Inc.
03/15/2034	5.150%	12,000	12,845
03/15/2044	5.375%	5,000	5,412
CFX Escrow Corp.(a)
02/15/2024	6.000%	9,000	9,283
02/15/2026	6.375%	11,000	11,495
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	57,000	56,276
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	14,000	14,648
05/01/2028	4.250%	10,000	9,994
Charter Communications Operating LLC/Capital
07/01/2049	5.125%	100,000	115,944
03/01/2050	4.800%	210,000	237,147
04/01/2051	3.700%	165,000	162,287
Chemours Co. (The)
05/15/2023	6.625%	24,000	22,972
05/15/2027	5.375%	8,000	7,249
Cheniere Energy Partners LP
10/01/2026	5.625%	39,000	38,707
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	8,000	7,779
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	36,000	33,883
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	33,000	31,469
Cinemark USA, Inc.(a)
05/01/2025	8.750%	26,000	27,244
Citigroup, Inc.(f)
06/03/2031	2.572%	225,000	232,532
Clean Harbors, Inc.(a)
07/15/2027	4.875%	11,000	11,301
07/15/2029	5.125%	8,000	8,291
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	40,000	37,107
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	45,000	43,218
Clearway Energy Operating LLC
10/15/2025	5.750%	65,000	67,419
09/15/2026	5.000%	31,000	31,710
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	21,000	21,392
CMS Energy Corp.
11/15/2025	3.600%	682,000	729,909
Colt Merger Sub, Inc.(a),(g)
07/01/2025	5.750%	11,000	11,058
07/01/2025	6.250%	44,000	43,849
07/01/2027	8.125%	22,000	21,265
CommScope Technologies LLC(a)
06/15/2025	6.000%	35,000	33,766
Core & Main LP(a)
08/15/2025	6.125%	63,000	62,719
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	73,000	65,462
CSC Holdings LLC(a)
10/15/2025	10.875%	81,000	87,090
02/01/2028	5.375%	66,000	68,550
02/01/2029	6.500%	128,000	140,136
01/15/2030	5.750%	23,000	23,934
12/01/2030	4.625%	41,000	39,844
CSX Corp.
09/15/2049	3.350%	195,000	216,395
CVS Health Corp.
03/25/2048	5.050%	455,000	594,776
DCP Midstream Operating LP
07/15/2027	5.625%	21,000	21,131
05/15/2029	5.125%	28,000	26,802
04/01/2044	5.600%	102,000	82,037
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	32,000	29,263
Delta Air Lines, Inc.
01/15/2026	7.375%	29,000	28,048
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	25,000	18,070
08/15/2027	6.625%	22,000	11,775
Discovery Communications LLC
05/15/2049	5.300%	20,000	23,985
DISH DBS Corp.
03/15/2023	5.000%	35,000	34,961
11/15/2024	5.875%	25,000	24,876
07/01/2026	7.750%	88,000	93,260
DISH DBS Corp.(a),(g)
07/01/2028	7.375%	35,000	35,043

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
DTE Energy Co.
06/01/2024	3.500%		750,000	808,673
10/01/2026	2.850%		490,000	520,379
Duke Energy Corp.
09/01/2046	3.750%		345,000	390,395
06/15/2049	4.200%		190,000	232,378
Eldorado Resorts, Inc.
04/01/2025	6.000%		39,000	40,771
09/15/2026	6.000%		24,000	26,527
Emera U.S. Finance LP
06/15/2046	4.750%		620,000	737,216
Encompass Health Corp.
02/01/2028	4.500%		13,000	12,473
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%		11,000	11,085
01/30/2026	5.500%		14,000	13,437
01/30/2028	5.750%		23,000	22,162
Energizer Holdings, Inc.(a)
07/15/2026	6.375%		36,000	37,260
01/15/2027	7.750%		29,000	30,981
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%		10,000	10,103
Enterprise Products Operating LLC
01/31/2060	3.950%		120,000	124,909
EQM Midstream Partners LP(a)
07/01/2025	6.000%		23,000	23,294
07/01/2027	6.500%		21,000	21,508
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%		170,000	164,323
Expedia Group, Inc.(a)
05/01/2025	6.250%		5,000	5,312
05/01/2025	7.000%		3,000	3,142
FedEx Corp.
04/01/2046	4.550%		350,000	377,375
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	271,000	314,531
Fiserv, Inc.
07/01/2027	1.125%	EUR	450,000	511,113
Five Corners Funding Trust(a)
11/15/2023	4.419%		1,200,000	1,336,704
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%		31,000	30,039
Ford Motor Co.
04/21/2023	8.500%		11,000	11,630
04/22/2025	9.000%		11,000	11,892
04/22/2030	9.625%		4,000	4,741
Ford Motor Credit Co. LLC
09/08/2024	3.664%		91,000	85,766
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
09/01/2029	5.250%	36,000	36,829
03/15/2043	5.450%	99,000	97,315
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	44,000	41,843
03/01/2028	6.125%	62,000	60,267
frontdoor, Inc.(a)
08/15/2026	6.750%	12,000	12,766
Gartner, Inc.(a)
04/01/2025	5.125%	52,000	53,236
07/01/2028	4.500%	28,000	28,283
Gates Global LLC/Co.(a)
01/15/2026	6.250%	53,000	52,328
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	4,000	3,436
02/01/2028	7.750%	18,000	15,840
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	33,000	34,238
Georgia Power Co.
01/30/2050	3.700%	50,000	56,128
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	150,000	157,281
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	275,000	349,656
H&E Equipment Services, Inc.
09/01/2025	5.625%	21,000	21,266
HCA, Inc.
02/01/2025	5.375%	48,000	51,372
09/01/2028	5.625%	20,000	22,305
02/01/2029	5.875%	23,000	26,003
09/01/2030	3.500%	27,000	25,882
Herc Holdings, Inc.(a)
07/15/2027	5.500%	33,000	33,162
Hertz Corp. (The)(a),(h)
06/01/2022	0.000%	25,000	18,852
10/15/2024	0.000%	102,000	31,741
08/01/2026	0.000%	63,000	19,664
01/15/2028	0.000%	169,000	52,766
Hertz Corp. (The)
10/15/2022	6.250%	12,000	3,735
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	33,000	27,435
11/01/2028	6.250%	30,000	23,836
Hillenbrand, Inc.
06/15/2025	5.750%	7,000	7,245
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	25,000	25,850

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	25

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%		14,000	13,941
05/01/2028	5.750%		15,000	15,201
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%		42,000	41,812
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%		36,000	34,294
Hologic, Inc.(a)
10/15/2025	4.375%		38,000	38,435
02/01/2028	4.625%		12,000	12,527
Honeywell International, Inc.
03/10/2032	0.750%	EUR	100,000	109,948
HUB International Ltd.(a)
05/01/2026	7.000%		50,000	49,859
IAA Spinco, Inc.(a)
06/15/2027	5.500%		22,000	22,744
iHeartCommunications, Inc.
05/01/2026	6.375%		17,082	17,019
05/01/2027	8.375%		90,385	82,752
iHeartCommunications, Inc.(a)
08/15/2027	5.250%		12,000	11,496
01/15/2028	4.750%		25,000	23,098
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%		4,000	4,170
Innophos Holdings, Inc.(a)
02/15/2028	9.375%		28,000	27,530
International Game Technology PLC(a)
02/15/2022	6.250%		45,000	45,448
02/15/2025	6.500%		27,000	27,583
IQVIA, Inc.(a)
01/15/2028	2.250%	EUR	100,000	108,167
IRB Holding Corp.(a)
06/15/2025	7.000%		48,000	49,432
02/15/2026	6.750%		92,000	87,918
Iron Mountain, Inc.
08/15/2024	5.750%		60,000	60,575
Iron Mountain, Inc.(a)
01/15/2025	3.000%	EUR	100,000	110,209
07/15/2028	5.000%		20,000	19,596
07/15/2030	5.250%		50,000	49,250
Jagged Peak Energy LLC
05/01/2026	5.875%		28,000	27,277
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%		14,000	14,235
06/15/2028	5.000%		13,000	13,306
KAR Auction Services, Inc.(a)
06/01/2025	5.125%		45,000	44,281
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
03/01/2043	5.000%		105,000	116,398
Kinder Morgan, Inc.
02/15/2046	5.050%		485,000	556,406
Kraft Heinz Foods Co. (The)(a)
05/25/2028	2.250%	EUR	400,000	443,225
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%		505,000	495,477
Kroger Co. (The)
01/15/2048	4.650%		210,000	261,904
L Brands Inc.
03/01/2033	6.950%		16,000	11,246
L Brands, Inc.(a)
07/01/2025	6.875%		10,000	10,332
07/01/2025	9.375%		7,000	7,009
L Brands, Inc.
06/15/2029	7.500%		9,000	7,910
11/01/2035	6.875%		34,000	28,349
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%		41,000	35,309
Lamar Media Corp.(a)
02/15/2028	3.750%		14,000	13,265
01/15/2029	4.875%		14,000	14,151
02/15/2030	4.000%		5,000	4,800
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%		17,000	17,634
11/01/2026	4.875%		25,000	25,909
05/15/2028	4.875%		13,000	13,765
Lennar Corp.
11/15/2024	5.875%		34,000	37,147
06/01/2026	5.250%		21,000	22,763
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%		30,000	30,905
10/15/2027	4.750%		15,000	12,945
Matador Resources Co.
09/15/2026	5.875%		85,000	63,053
Match Group, Inc.(a)
12/15/2027	5.000%		2,000	2,082
06/01/2028	4.625%		20,000	20,259
02/15/2029	5.625%		6,000	6,339
Mattel, Inc.(a)
12/15/2027	5.875%		28,000	28,856
Mattel, Inc.
11/01/2041	5.450%		27,000	22,374
Meritage Homes Corp.
04/01/2022	7.000%		26,000	27,527
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%		18,000	17,659

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%		20,000	19,698
02/01/2027	5.750%		18,000	18,621
01/15/2028	4.500%		18,000	17,463
Microchip Technology, Inc.(a)
09/01/2025	4.250%		27,000	27,126
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a),(g)
06/20/2027	6.500%		58,580	58,640
Minerals Technologies, Inc.(a)
07/01/2028	5.000%		19,000	19,285
Moog, Inc.(a)
12/15/2027	4.250%		18,000	17,556
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%		29,000	26,967
MTS Systems Corp.(a)
08/15/2027	5.750%		8,000	7,379
Nabors Industries Ltd.(a)
01/15/2026	7.250%		28,000	17,482
01/15/2028	7.500%		13,000	8,029
Nabors Industries, Inc.
09/15/2023	5.100%		17,000	8,059
Navient Corp.
03/25/2021	5.875%		41,000	40,291
06/15/2022	6.500%		40,000	39,290
01/25/2023	5.500%		19,000	18,247
03/25/2024	6.125%		37,000	35,221
03/15/2027	5.000%		18,000	15,329
NCR Corp.
12/15/2023	6.375%		49,000	49,852
NCR Corp.(a)
04/15/2025	8.125%		20,000	21,206
09/01/2027	5.750%		21,000	20,973
Netflix, Inc.
04/15/2028	4.875%		50,000	53,352
11/15/2028	5.875%		17,000	19,344
05/15/2029	6.375%		3,000	3,495
Netflix, Inc.(a)
05/15/2029	4.625%	EUR	100,000	124,708
11/15/2029	5.375%		24,000	26,290
06/15/2030	4.875%		32,000	34,306
Newell Brands, Inc.
06/01/2025	4.875%		11,000	11,509
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%		21,000	21,135
09/15/2027	4.500%		65,000	67,992
NFP Corp.(a)
05/15/2025	7.000%		11,000	11,550
07/15/2025	6.875%		51,000	50,296
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NiSource, Inc.
05/15/2047	4.375%	425,000	517,960
Noble Energy, Inc.
11/15/2043	5.250%	150,000	138,309
Novelis Corp.(a)
09/30/2026	5.875%	93,000	92,870
01/30/2030	4.750%	43,000	41,079
Novolex(a)
01/15/2025	6.875%	15,000	14,423
NRG Energy, Inc.
01/15/2027	6.625%	61,000	63,894
NRG Energy, Inc.(a)
06/15/2029	5.250%	32,000	33,692
NuStar Logistics LP
02/01/2022	4.750%	14,000	13,693
06/01/2026	6.000%	17,000	16,345
04/28/2027	5.625%	46,000	44,455
Occidental Petroleum Corp.
08/15/2024	2.900%	61,000	52,131
08/15/2029	3.500%	37,000	27,079
05/01/2031	7.500%	13,000	12,089
Occidental Petroleum Corp.(g)
07/15/2025	8.000%	48,000	48,184
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	7,000	7,124
02/01/2028	7.250%	27,000	27,415
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	11,000	9,929
03/15/2030	4.625%	37,000	33,807
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	35,000	35,901
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	48,000	47,291
02/15/2028	4.125%	27,000	24,458
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	43,000	43,240
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	1,100,000	1,200,127
Performance Food Group, Inc.(a)
05/01/2025	6.875%	7,000	7,303
10/15/2027	5.500%	34,000	32,811
PetSmart, Inc.(a)
03/15/2023	7.125%	77,000	75,909
06/01/2025	5.875%	54,000	54,190
PG&E Corp.
07/01/2028	5.000%	25,000	24,991
07/01/2030	5.250%	17,000	17,095

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	27

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%		5,000	4,985
09/30/2027	5.875%		29,000	29,017
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%		975,000	876,567
Plantronics, Inc.(a)
05/31/2023	5.500%		46,000	40,281
Platform Specialty Products Corp.(a)
12/01/2025	5.875%		77,000	77,846
Post Holdings, Inc.(a)
08/15/2026	5.000%		70,000	70,332
03/01/2027	5.750%		41,000	42,287
01/15/2028	5.625%		12,000	12,392
04/15/2030	4.625%		67,000	65,692
PPL Capital Funding, Inc.
06/01/2023	3.400%		1,287,000	1,364,289
PQ Corp.(a)
11/15/2022	6.750%		101,000	102,873
12/15/2025	5.750%		38,000	38,395
Prestige Brands, Inc.(a)
03/01/2024	6.375%		52,000	53,484
01/15/2028	5.125%		14,000	14,054
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%		57,000	53,868
PTC, Inc.(a)
02/15/2025	3.625%		7,000	6,941
02/15/2028	4.000%		11,000	10,922
QEP Resources, Inc.
03/01/2026	5.625%		30,000	18,970
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%		59,000	60,478
Quicken Loans, Inc.(a)
05/01/2025	5.750%		49,000	50,121
01/15/2028	5.250%		50,000	51,538
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%		10,000	10,151
02/15/2025	6.625%		35,000	35,036
Refinitiv US Holdings, Inc.(a)
05/15/2026	4.500%	EUR	100,000	117,192
05/15/2026	6.250%		85,000	90,085
11/15/2026	8.250%		48,000	51,956
Resideo Funding, Inc.(a)
11/01/2026	6.125%		41,000	40,047
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%		65,000	65,285
Sabre GLBL, Inc.(a)
04/15/2025	9.250%		5,000	5,264
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
SBA Communications Corp.
09/01/2024	4.875%		91,000	93,159
Scientific Games International, Inc.(a),(g)
07/01/2025	8.625%		21,000	19,637
Scientific Games International, Inc.(a)
10/15/2025	5.000%		51,000	47,291
03/15/2026	8.250%		47,000	42,141
05/15/2028	7.000%		13,000	10,379
11/15/2029	7.250%		14,000	11,233
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%		7,000	7,203
Scripps Escrow, Inc.(a)
07/15/2027	5.875%		12,000	11,371
Select Medical Corp.(a)
08/15/2026	6.250%		39,000	39,425
Sempra Energy
06/15/2024	3.550%		465,000	504,263
06/15/2027	3.250%		260,000	285,411
SESI LLC
09/15/2024	7.750%		14,000	4,990
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%		38,000	35,951
Silgan Holdings, Inc.(a)
06/01/2028	2.250%	EUR	100,000	108,118
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%		17,000	17,423
07/15/2026	5.375%		46,000	47,629
07/01/2030	4.125%		49,000	48,450
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%		13,000	13,495
SM Energy Co.
06/01/2025	5.625%		14,000	7,421
09/15/2026	6.750%		43,000	21,800
01/15/2027	6.625%		37,000	18,274
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%		19,000	19,330
Southern Co. (The)
07/01/2046	4.400%		405,000	483,431
Spectrum Brands, Inc.
07/15/2025	5.750%		48,000	49,254
Spectrum Brands, Inc.(a)
10/01/2026	4.000%	EUR	100,000	109,936
Springleaf Finance Corp.
03/15/2023	5.625%		21,000	21,233
10/01/2023	8.250%		33,000	34,756
03/15/2024	6.125%		27,000	27,406
06/01/2025	8.875%		12,000	12,824

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sprint Capital Corp.
11/15/2028	6.875%	81,000	98,790
03/15/2032	8.750%	16,000	22,885
Sprint Corp.
03/01/2026	7.625%	49,000	57,874
SPX FLOW, Inc.(a)
08/15/2024	5.625%	9,000	9,196
Staples, Inc.(a)
04/15/2026	7.500%	10,000	7,876
04/15/2027	10.750%	7,000	4,153
Sunoco LP/Finance Corp.
01/15/2023	4.875%	13,000	12,949
02/15/2026	5.500%	37,000	35,937
Surgery Center Holdings, Inc.(a)
04/15/2027	10.000%	15,000	15,162
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	26,000	23,140
01/15/2028	5.500%	21,000	17,956
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	21,000	20,260
01/15/2028	5.000%	64,000	60,158
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	62,000	59,684
Taylor Morrison Communities, Inc.(a)
01/31/2025	5.875%	26,000	26,357
01/15/2028	5.750%	21,000	21,759
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	700,000	896,275
TEGNA, Inc.(a)
09/15/2029	5.000%	31,000	29,030
Teleflex, Inc.
06/01/2026	4.875%	11,000	11,329
11/15/2027	4.625%	25,000	26,286
Teleflex, Inc.(a)
06/01/2028	4.250%	10,000	10,266
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	15,000	15,418
06/01/2025	6.750%	8,000	8,114
Tenet Healthcare Corp.
06/15/2023	6.750%	43,000	42,669
08/01/2025	7.000%	26,000	25,337
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	28,000	29,771
02/01/2027	6.250%	54,000	53,559
11/01/2027	5.125%	74,000	73,205
06/15/2028	4.625%	10,000	9,746
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(a)
01/31/2028	5.000%		22,000	23,120
01/15/2030	4.750%		28,000	28,535
Thermo Fisher Scientific, Inc.
10/01/2049	1.875%	EUR	150,000	160,610
T-Mobile U.S.A., Inc.
01/15/2026	6.500%		96,000	100,437
02/01/2026	4.500%		23,000	23,272
02/01/2028	4.750%		43,000	45,422
TransDigm, Inc.
05/15/2025	6.500%		42,000	39,322
06/15/2026	6.375%		16,000	14,598
Subordinated
11/15/2027	5.500%		61,000	53,229
TransDigm, Inc.(a)
12/15/2025	8.000%		30,000	31,512
03/15/2026	6.250%		132,000	131,612
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%		41,000	39,598
Transocean Guardian Ltd.(a)
01/15/2024	5.875%		17,535	15,233
Transocean Sentry Ltd.(a)
05/15/2023	5.375%		27,000	22,815
Transocean, Inc.(a)
02/01/2027	8.000%		15,000	8,285
TRI Pointe Group, Inc.
06/15/2028	5.700%		14,000	14,310
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%		15,000	15,485
TriMas Corp.(a)
10/15/2025	4.875%		5,000	5,014
Twitter, Inc.(a)
12/15/2027	3.875%		21,000	21,005
Uber Technologies, Inc.(a)
11/01/2023	7.500%		25,000	25,147
05/15/2025	7.500%		31,000	31,246
Union Pacific Corp.
08/15/2059	3.950%		200,000	235,160
United Rentals North America, Inc.
09/15/2026	5.875%		40,000	41,911
12/15/2026	6.500%		39,000	40,958
07/15/2030	4.000%		13,000	12,587
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%		20,000	19,070
USI, Inc.(a)
05/01/2025	6.875%		15,000	15,120
Vail Resorts, Inc.(a)
05/15/2025	6.250%		6,000	6,276

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	29

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Valvoline, Inc.(a)
08/15/2025	4.375%		25,000	25,148
02/15/2030	4.250%		22,000	21,570
Valvoline, Inc.
08/15/2025	4.375%		33,000	33,253
Verizon Communications, Inc.
10/27/2026	1.375%	EUR	340,000	399,564
Verscend Escrow Corp.(a)
08/15/2026	9.750%		47,000	50,638
Viasat, Inc.(a)
04/15/2027	5.625%		13,000	13,335
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%		23,000	22,098
08/15/2030	4.125%		43,000	40,996
Viking Cruises Ltd.(a)
05/15/2025	13.000%		2,000	2,100
09/15/2027	5.875%		51,000	30,425
Vistra Operations Co. LLC(a)
09/01/2026	5.500%		14,000	14,329
02/15/2027	5.625%		48,000	49,252
07/31/2027	5.000%		29,000	29,302
VOC Escrow Ltd.(a)
02/15/2028	5.000%		8,000	6,024
Welbilt, Inc.
02/15/2024	9.500%		16,000	15,272
Wells Fargo & Co.
10/23/2026	3.000%		160,000	174,791
WESCO Distribution, Inc.
06/15/2024	5.375%		18,000	18,005
WESCO Distribution, Inc.(a)
06/15/2025	7.125%		32,000	33,736
06/15/2028	7.250%		26,000	27,557
Williams Companies, Inc. (The)
09/15/2045	5.100%		365,000	398,948
WPX Energy, Inc.
09/15/2024	5.250%		50,000	49,418
01/15/2030	4.500%		96,000	84,470
WR Grace & Co-Conn(a)
06/15/2027	4.875%		29,000	29,375
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%		30,000	27,565
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%		7,000	7,052
XPO Logistics, Inc.(a)
06/15/2022	6.500%		20,000	20,025
Corporate Bonds & Notes(c) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Yum! Brands, Inc.(a)
04/01/2025	7.750%	5,000	5,392
01/15/2030	4.750%	16,000	16,350
Total			35,311,665
Virgin Islands 0.2%
Gold Fields Orogen Holdings BVI Ltd.(a)
05/15/2024	5.125%	200,000	214,701
Total Corporate Bonds & Notes (Cost $55,442,101)			57,276,308

Foreign Government Obligations(c),(i) 17.8%

Angola 0.2%
Angolan Government International Bond(a)
11/26/2049	9.125%	200,000	163,395
Belarus 0.2%
Republic of Belarus International Bond(a)
06/29/2027	7.625%	200,000	206,185
Brazil 0.5%
Brazilian Government International Bond
01/27/2045	5.000%	250,000	240,550
Petrobras Global Finance BV
05/20/2023	4.375%	250,000	254,007
Total			494,557
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	6,000	5,601
06/01/2027	5.250%	32,000	28,154
Total			33,755
Chile 0.2%
Chile Government International Bond
01/25/2050	3.500%	200,000	225,723
Colombia 0.7%
Colombia Government International Bond
01/30/2030	3.000%	400,000	396,096
04/15/2031	3.125%	200,000	198,628
Ecopetrol SA
04/29/2030	6.875%	135,000	154,628
Total			749,352
Costa Rica 0.2%
Costa Rica Government International Bond(a)
01/26/2023	4.250%	200,000	189,114

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.8%
Dominican Republic International Bond(a)
04/20/2027	8.625%	642,000	716,535
01/30/2030	4.500%	150,000	136,248
Total			852,783
Egypt 0.7%
Egypt Government International Bond(a)
01/15/2032	7.053%	200,000	189,896
03/01/2049	8.700%	355,000	348,242
03/01/2049	8.700%	200,000	196,192
Total			734,330
El Salvador 0.4%
El Salvador Government International Bond(a)
02/28/2029	8.625%	250,000	240,035
04/10/2032	8.250%	200,000	183,867
Total			423,902
Ghana 0.2%
Ghana Government International Bond(a)
02/11/2027	6.375%	200,000	187,132
Guatemala 0.4%
Guatemala Government Bond(a)
04/24/2032	5.375%	200,000	221,171
06/01/2050	6.125%	200,000	231,599
Total			452,770
Honduras 0.2%
Honduras Government International Bond(a)
06/24/2030	5.625%	200,000	203,607
India 0.4%
Export-Import Bank of India(a)
01/15/2030	3.250%	200,000	197,141
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%	200,000	197,997
Total			395,138
Indonesia 2.7%
Indonesia Government International Bond(a)
05/05/2021	4.875%	364,000	374,971
01/08/2027	4.350%	400,000	444,309
01/15/2045	5.125%	200,000	245,185
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%	200,000	200,314
PT Indonesia Asahan Aluminium Persero(a)
05/15/2030	5.450%	200,000	222,151
11/15/2048	6.757%	200,000	245,027
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Pertamina Persero(a)
01/21/2030	3.100%		400,000	402,873
PT Perusahaan Perseroan Persero/Listrik Negara(a)
06/30/2050	4.000%		200,000	195,573
Saka Energi Indonesia PT(a)
05/05/2024	4.450%		500,000	458,653
Total				2,789,056
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		250,000	255,828
Kazakhstan 0.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		300,000	339,967
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%		200,000	221,558
Mexico 0.8%
Petroleos Mexicanos(a)
01/23/2030	6.840%		250,000	219,390
01/28/2031	5.950%		400,000	329,480
01/23/2050	7.690%		273,000	226,600
Total				775,470
Netherlands 0.8%
Stedin Holding NV(a),(f)
12/31/2049	3.250%	EUR	270,000	307,315
Syngenta Finance NV(a)
04/24/2028	5.182%		500,000	533,852
Total				841,167
Panama 0.2%
Panama Government International Bond
01/23/2030	3.160%		200,000	215,514
Paraguay 0.5%
Paraguay Government International Bond(a)
08/11/2044	6.100%		250,000	305,731
03/30/2050	5.400%		200,000	227,712
Total				533,443
Peru 0.5%
Peruvian Government International Bond
06/20/2030	2.844%		500,000	535,459

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	31

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Qatar 1.0%
Qatar Government International Bond(a)
03/14/2029	4.000%		400,000	460,321
04/16/2030	3.750%		200,000	228,166
04/23/2048	5.103%		250,000	341,577
Total				1,030,064
Romania 0.6%
Romanian Government International Bond(a)
01/22/2024	4.875%		232,000	252,643
04/03/2049	4.625%	EUR	300,000	386,231
Total				638,874
Russian Federation 0.2%
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%		245,000	243,951
Saudi Arabia 0.9%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		300,000	324,624
Saudi Government International Bond(a)
01/21/2055	3.750%		625,000	639,448
Total				964,072
Senegal 0.4%
Senegal Government International Bond(a)
07/30/2024	6.250%		400,000	420,999
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
03/14/2029	7.850%		200,000	132,214
Turkey 0.9%
Turkey Government International Bond
03/25/2027	6.000%		250,000	244,096
02/17/2028	5.125%		500,000	460,624
01/14/2041	6.000%		200,000	172,920
Total				877,640
Ukraine 0.3%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%		200,000	194,552
Ukraine Government International Bond(a)
09/01/2026	7.750%		100,000	104,277
Total				298,829
United Arab Emirates 1.5%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%		850,000	887,534
04/16/2050	3.875%		200,000	237,009
Foreign Government Obligations(c),(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DP World Crescent Ltd.(a)
07/18/2029	3.875%	200,000	196,421
DP World PLC(a)
07/02/2037	6.850%	200,000	243,754
Total			1,564,718
Virgin Islands 0.5%
Sinopec Group Overseas Development 2016 Ltd.(a)
09/29/2026	2.750%	250,000	265,270
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	200,000	220,730
Total			486,000
Total Foreign Government Obligations (Cost $18,324,892)			18,476,566

Residential Mortgage-Backed Securities - Agency 0.4%

United States 0.4%
Federal National Mortgage Association(b),(j)
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.866%	293,794	62,482
Government National Mortgage Association(b),(j)
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	6.010%	196,147	47,095
CMO Series 2018-155 Class ES
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/20/2048	5.910%	176,788	31,078
CMO Series 2019-23 Class LS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.860%	645,903	134,827
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.860%	753,133	153,069
Total			428,551
Total Residential Mortgage-Backed Securities - Agency (Cost $342,486)			428,551

Residential Mortgage-Backed Securities - Non-Agency 13.9%

United States 13.9%
Angel Oak Mortgage Trust I LLC(a),(d)
CMO Series 2019-1 Class M1
11/25/2048	4.500%	1,000,000	1,006,675

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayview Koitere Fund Trust(a),(d),(k),(l)
CMO Series 2020-LT1 Class A1
06/28/2035	4.213%	750,000	750,000
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.935%	1,000,000	923,246
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.785%	200,000	189,087
COLT Mortgage Loan Trust(a),(d)
CMO Series 2019-1 Class M1
03/25/2049	4.518%	1,000,000	999,008
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.985%	421,095	417,615
Eagle RE Ltd.(a),(b)
Subordinated CMO Series 2020-1 Class M1C
1-month USD LIBOR + 1.800% 01/25/2030	1.985%	797,000	692,280
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	440,000	439,672
GCAT LLC(a),(d)
CMO Series 2020-1 Class A1
01/26/2060	2.981%	501,671	495,104
Homeward Opportunities Fund I Trust(a),(d)
CMO Series 2019-1 Class B1
01/25/2059	4.800%	700,000	680,658
CMO Series 2019-2 Class A3
09/25/2059	3.007%	214,009	212,246
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	761,545	739,798
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class G
05/25/2023	5.670%	591,223	557,929
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.184%	316,242	288,063
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.835%	1,000,000	954,642
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a),(d)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	764,282	770,633
RCO V Mortgage LLC(a),(d)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	181,594	181,235
SG Residential Mortgage Trust(a),(d)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	380,022
Toorak Mortgage Corp., Ltd.(a),(d)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	500,000	500,378
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	500,404
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(d)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	469,888	465,297
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(d)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	238,355	235,021
Vericrest Opportunity Loan Trust(a),(d)
CMO Series 2020-NPL5 Class A1B
03/25/2050	3.475%	812,500	781,257
Verus Securitization Trust(a),(d)
CMO Series 2019-1 Class A1
02/25/2059	3.836%	365,773	372,856
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	371,999
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	500,000	506,207
Total			14,411,332
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $14,717,069)			14,411,332

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(m),(n)	3,352,051	3,352,051
Total Money Market Funds (Cost $3,352,221)		3,352,051
Total Investments in Securities (Cost $100,413,886)		101,805,012
Other Assets & Liabilities, Net		2,007,560
Net Assets		$103,812,572

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	33

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
At June 30, 2020, securities and/or cash totaling $687,716 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
16,322,000 EUR	18,278,894 USD	UBS	07/27/2020	—	(69,484)
1,470,000 GBP	1,816,848 USD	UBS	07/27/2020	—	(4,948)
Total				—	(74,432)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	8	09/2020	USD	1,113,375	2,985	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(23)	09/2020	USD	(4,106,938)	—	(11,550)
U.S. Treasury 10-Year Note	(126)	09/2020	USD	(17,535,656)	—	(47,521)
U.S. Ultra Treasury Bond	(21)	09/2020	USD	(4,581,281)	17,179	—
Total					17,179	(59,071)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Barclays	12/20/2024	1.000	Quarterly	USD	171,429	(2,738)	(43)	—	(3,358)	576	—
Deutsche Bank AG	Citi	12/20/2024	1.000	Quarterly	EUR	600,000	62,081	(169)	66,416	—	—	(4,504)
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Citi	12/20/2024	1.000	Quarterly	USD	2,783,000	(44,451)	(696)	—	(53,735)	8,588	—
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Citi	12/20/2024	1.000	Quarterly	USD	500,000	(7,986)	(126)	—	(9,793)	1,682	—
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Citi	12/20/2024	1.000	Quarterly	USD	171,428	(2,738)	(43)	—	(3,192)	411	—
Markit iTraxx Asia ex-Japan Investment Grade Index, Series 32	Goldman Sachs International	12/20/2024	1.000	Quarterly	USD	257,143	(4,107)	(64)	—	(4,787)	616	—
Total							61	(1,141)	66,416	(74,865)	11,873	(4,504)

The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	USD	1,658,000	(18,620)	—	—	—	(18,620)
Markit iTraxx Europe Main Index, Series 33	Morgan Stanley	06/20/2025	1.000	Quarterly	EUR	5,787,000	(65,789)	—	—	—	(65,789)
Total							(84,409)	—	—	—	(84,409)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $71,244,814, which represents 68.63% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2020.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2020.
(g)	Represents a security purchased on a when-issued basis.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2020, the total value of these securities amounted to $123,023, which represents 0.12% of total net assets.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(k)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2020, the total value of these securities amounted to $750,000, which represents 0.72% of total net assets.
(l)	Valuation based on significant unobservable inputs.
(m)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	4,043,270	41,192,723	(41,883,866)	(76)	3,352,051	1,064	18,392	3,352,051
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	35

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Global Strategic Income Fund, June 30, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	2,328,688	—	2,328,688
Commercial Mortgage-Backed Securities - Non-Agency	—	5,531,516	—	5,531,516
Corporate Bonds & Notes	—	57,276,308	—	57,276,308
Foreign Government Obligations	—	18,476,566	—	18,476,566
Residential Mortgage-Backed Securities - Agency	—	428,551	—	428,551
Residential Mortgage-Backed Securities - Non-Agency	—	13,661,332	750,000	14,411,332
Money Market Funds	3,352,051	—	—	3,352,051
Total Investments in Securities	3,352,051	97,702,961	750,000	101,805,012
Investments in Derivatives
Asset
Futures Contracts	20,164	—	—	20,164
Swap Contracts	—	11,873	—	11,873
Liability
Forward Foreign Currency Exchange Contracts	—	(74,432)	—	(74,432)
Futures Contracts	(59,071)	—	—	(59,071)
Swap Contracts	—	(88,913)	—	(88,913)
Total	3,313,144	97,551,489	750,000	101,614,633
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	252,498	270,301
Total Asset-Backed Securities — Agency (Cost $256,863)			270,301

Asset-Backed Securities — Non-Agency 16.0%

American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class D
12/12/2025	2.970%	9,600,000	9,623,025
Apidos CLO XXXIII(a),(b),(c)
Series 2020-33A Class C
3-month USD LIBOR + 2.700% Floor 2.850% 07/24/2031	2.000%	5,250,000	5,249,995
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	2.569%	18,020,000	17,328,915
Avant Loans Funding Trust(a)
Series 2019-A Class A
07/15/2022	3.480%	4,124,531	4,130,875
Series 2019-B Class A
10/15/2026	2.720%	15,594,625	15,623,076
Series 2020-REV1 Class A
05/15/2029	2.170%	19,483,000	19,211,686
Subordinated Series 2018-A Class B
12/15/2022	3.950%	153,616	153,599
Subordinated Series 2018-B Class B
07/15/2022	4.110%	5,574,340	5,619,725
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	2.443%	22,300,000	20,813,281
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.220% 08/14/2030	1.644%	5,946,835	5,814,000
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	2.535%	12,000,000	11,222,808
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	2.360%	21,000,000	19,874,421
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CLUB Credit Trust(a)
Subordinated Series 2017-P2 Class B
01/15/2024	3.560%	1,629,903	1,622,607
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	1,218,046	1,206,993
Series 2019-B Class A
06/17/2024	2.660%	8,379,039	8,191,098
Series 2019-B Class B
06/17/2024	3.620%	11,000,000	10,165,119
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	7,738,031	7,676,270
Series 2019-A Class B
04/15/2026	4.010%	6,720,000	6,596,982
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Series 2019-P2 Class A
10/15/2026	2.470%	6,044,944	6,056,612
Series 2020-P1 Class A
03/15/2028	2.260%	6,175,632	6,180,366
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P1 Class A
07/15/2025	3.390%	2,735,544	2,713,443
Series 2018-P2 Class A
10/15/2025	3.470%	3,596,641	3,607,954
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	1.742%	14,617,500	13,957,403
DT Auto Owner Trust(a)
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	11,675,000	12,040,812
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	10,000,000	9,914,161
ENVA LLC(a)
Series 2019-A Class A
06/22/2026	3.960%	3,073,665	3,082,789
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	9,600,000	9,564,230
Series 2020-2A Class C
05/15/2025	3.280%	8,540,000	8,776,632
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	10,700,000	9,645,345
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	37

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Receivables Issuer Trust(a)
Series 2020-1A Class B
11/15/2024	2.430%	13,000,000	13,061,871
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	4,225,000	4,260,257
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	2.485%	10,000,000	9,634,240
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	11,891,665	11,807,076
Series 2019-2 Class A
08/15/2025	4.000%	14,415,778	14,314,282
Series 2019-3 Class A
10/15/2025	3.750%	15,549,408	15,442,447
Series 2019-7 Class A
01/15/2027	3.750%	14,850,989	14,808,607
Series 2020-1 Class A
01/16/2046	3.500%	19,722,031	19,594,670
Series 2020-2 Class A
02/15/2046	3.600%	10,059,340	10,023,764
Series 2020-T1 Class A
02/15/2046	3.500%	19,141,468	19,072,913
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	2.885%	20,000,000	19,410,700
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	2.485%	27,300,000	25,842,207
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	3.998%	14,000,000	13,746,572
Marlette Funding Trust(a)
Series 2019-1A Class B
04/16/2029	3.940%	11,039,000	10,592,474
Subordinated Series 2018-4A Class B
12/15/2028	4.210%	8,700,000	8,363,565
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	2.455%	7,000,000	6,874,973
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	2.535%	20,375,000	19,437,546
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	2.548%	45,625,000	44,138,811
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	23,470,000	23,405,507
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	8.348%	2,007,405	1,511,578
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	2.285%	31,700,000	30,879,699
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	2.585%	20,000,000	18,948,180
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class A
06/15/2026	3.690%	11,330,011	10,933,460
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	6,407,415	6,361,364
Series 2019-3 Class A
11/16/2026	3.821%	17,271,331	17,060,389
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class C
06/17/2024	4.870%	8,546,499	8,508,676
Series 2019-1A Class A
04/15/2025	3.540%	1,440,976	1,433,523
Series 2019-2A Class A
09/15/2025	3.200%	1,033,574	1,030,864
Series 2019-3A Class B
07/15/2025	3.590%	5,000,000	4,908,788
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	1,032,706	1,018,853
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	2,788,826	2,737,776
Prosper Pass-Through Trust(a),(d),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	11,716,288	11,247,636

The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	2.619%	28,000,000	27,138,608
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	2,227,628	2,232,333
Series 2017-5 Class A2
09/25/2026	2.780%	1,845,342	1,863,761
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	5,119,215	5,161,352
Series 2019-2 Class A
04/25/2028	3.010%	2,671,656	2,706,106
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	2.589%	11,171,429	10,746,758
Upgrade Receivables Trust(a)
Series 2019-1A Class A
03/15/2025	3.480%	740,701	739,847
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	15,300,000	15,328,352
Total Asset-Backed Securities — Non-Agency (Cost $758,502,530)			741,994,607

Commercial Mortgage-Backed Securities - Agency 1.8%

Federal National Mortgage Association(f)
Series 2017-M15 Class ATS2
11/25/2027	3.196%	52,500,000	57,461,266
FRESB Mortgage Trust(f)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	12,149,342	13,174,405
Government National Mortgage Association(f),(g)
Series 2019-147 Class IO
06/16/2061	0.681%	194,372,465	13,676,435
Total Commercial Mortgage-Backed Securities - Agency (Cost $78,782,989)			84,312,106

Commercial Mortgage-Backed Securities - Non-Agency 8.0%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,260,600	2,425,262
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.435%	10,581,000	8,021,098
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.135%	3,950,000	2,692,891
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.725%	6,800,000	5,739,632
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.985%	6,950,000	5,861,981
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.585%	6,310,000	4,944,996
Series 2018-PRME Class F
1-month USD LIBOR + 2.900% Floor 2.900% 06/15/2035	3.085%	2,000,000	1,437,862
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.605%	13,450,000	11,568,627
Series 2018-GW Class G
1-month USD LIBOR + 2.920% Floor 2.920% 05/15/2035	3.105%	1,500,000	1,230,226
CALI Mortgage Trust(a),(f)
Series 2019-101C Class E
03/10/2039	4.469%	6,500,000	6,531,132
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.685%	18,000,000	16,651,294
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.185%	20,800,000	18,721,901

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	39

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CLNY Trust(a),(b)
Series 2019-IKPR Class A
1-month USD LIBOR + 1.129% Floor 1.129% 11/15/2038	1.314%	11,400,000	10,260,674
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.906%	14,900,000	12,219,572
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class E
02/10/2037	3.754%	10,950,000	9,065,884
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	3.926%	3,800,000	3,400,484
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	4,200,000	3,242,431
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	19,065,000	14,339,332
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	17,500,000	12,813,993
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	8,400,000	8,198,239
Hilton U.S.A. Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.333%	4,500,000	3,645,158
Hilton U.S.A. Trust(a)
Series 2016-SFP Class A
11/05/2035	2.828%	5,400,000	5,229,148
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	10,160,652
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	10,375,000	10,593,255
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR1 Class E
1-month USD LIBOR + 2.000% 03/17/2037	2.185%	9,133,752	8,840,995
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.194%	12,850,000	12,215,368
Morgan Stanley Capital I Trust(a)
Series 2019-MEAD Class E
11/10/2036	3.177%	13,400,000	10,630,907
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	10,316,541	10,474,653
Series 2018-SF3 Class A
10/17/2035	3.880%	20,361,199	20,999,692
Series 2018-SFR1 Class A
03/17/2035	3.255%	18,941,949	19,182,254
Series 2018-SFR2 Class A
08/17/2035	3.712%	13,515,000	13,852,159
Series 2019-SFR3 Class F
09/17/2036	3.867%	2,775,000	2,720,366
Series 2020-SFR1 Class E
04/17/2037	3.032%	19,775,000	19,099,041
Subordinated Series 2019-SFR2 Class F
05/17/2036	4.837%	12,185,000	12,209,435
Subordinated Series 2019-SRF4 Class F
10/17/2036	3.684%	1,735,000	1,680,734
Subordinated Series 2020-SFR2 Class E
06/18/2037	5.115%	5,900,000	6,225,987
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.285%	16,200,000	14,167,185
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	1.435%	10,469,000	9,878,502
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	3.085%	16,259,000	13,423,360
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.200% Floor 1.200% 12/15/2034	1.385%	9,000,000	7,749,893
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $395,055,043)			372,346,255

Corporate Bonds & Notes 28.3%

Aerospace & Defense 0.9%
Bombardier, Inc.(a)
12/01/2024	7.500%	739,000	480,118
04/15/2027	7.875%	91,000	59,315
Moog, Inc.(a)
12/15/2027	4.250%	158,000	154,106

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Corp.
01/15/2025	2.930%	11,960,000	12,923,767
01/15/2028	3.250%	14,895,000	16,614,968
05/01/2050	5.250%	6,727,000	9,695,026
TransDigm, Inc.(a)
12/15/2025	8.000%	876,000	920,142
03/15/2026	6.250%	1,135,000	1,131,664
TransDigm, Inc.
06/15/2026	6.375%	1,208,000	1,102,131
03/15/2027	7.500%	168,000	161,419
Subordinated
11/15/2027	5.500%	658,000	574,179
Total			43,816,835
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	441,000	426,522
Automotive 0.1%
Allison Transmission, Inc.(a)
10/01/2024	5.000%	323,000	324,360
Clarios Global LP(a)
05/15/2025	6.750%	80,000	83,265
Delphi Technologies PLC(a)
10/01/2025	5.000%	167,000	179,323
Ford Motor Co.
04/21/2023	8.500%	112,000	118,419
04/22/2025	9.000%	112,000	121,078
04/22/2030	9.625%	33,000	39,117
Ford Motor Credit Co. LLC
03/18/2021	3.336%	1,063,000	1,052,332
09/08/2024	3.664%	1,131,000	1,065,949
06/16/2025	5.125%	419,000	419,111
01/09/2027	4.271%	799,000	745,400
IAA Spinco, Inc.(a)
06/15/2027	5.500%	504,000	521,035
IHO Verwaltungs GmbH(a),(h)
09/15/2026	4.750%	285,000	280,642
05/15/2029	6.375%	2,000	2,033
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	681,000	670,119
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	125,000	128,877
05/15/2027	8.500%	532,000	535,363
Total			6,286,423
Banking 2.1%
Ally Financial, Inc.
11/01/2031	8.000%	156,000	201,458
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of America Corp.(i)
04/29/2031	2.592%	24,250,000	25,700,730
03/20/2051	4.083%	1,665,000	2,059,370
BBVA Bancomer SA(a),(i)
Subordinated
11/12/2029	5.350%	2,910,000	2,845,694
Citigroup, Inc.(i)
06/03/2031	2.572%	6,120,000	6,324,861
Goldman Sachs Group, Inc. (The)
02/07/2030	2.600%	8,375,000	8,781,527
JPMorgan Chase & Co.(i)
10/15/2030	2.739%	33,235,000	35,618,160
Morgan Stanley(i)
01/22/2031	2.699%	7,550,000	8,013,630
Wells Fargo & Co.
10/23/2026	3.000%	9,035,000	9,870,214
Total			99,415,644
Brokerage/Asset Managers/Exchanges 0.0%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	102,000	101,463
AG Issuer LLC(a)
03/01/2028	6.250%	100,000	94,744
NFP Corp.(a)
05/15/2025	7.000%	94,000	98,700
07/15/2025	6.875%	513,000	505,922
Total			800,829
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	825,000	826,622
01/15/2028	4.000%	417,000	404,877
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	606,000	542,030
11/15/2026	4.500%	432,000	422,025
Cemex SAB de CV(a)
11/19/2029	5.450%	19,663,000	18,185,473
Core & Main LP(a)
08/15/2025	6.125%	973,000	968,667
James Hardie International Finance DAC(a)
01/15/2025	4.750%	732,000	744,763
Total			22,094,457
Cable and Satellite 1.0%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	1,025,000	1,060,385
05/01/2027	5.875%	901,000	939,600
03/01/2030	4.750%	1,837,000	1,880,717
08/15/2030	4.500%	725,000	739,417

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	41

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	8,585,000	9,694,807
04/01/2051	3.700%	6,820,000	6,707,864
Comcast Corp.
01/15/2051	2.800%	13,165,000	13,463,931
CSC Holdings LLC(a)
10/15/2025	6.625%	663,000	688,692
05/15/2026	5.500%	1,078,000	1,109,436
02/01/2028	5.375%	726,000	754,052
02/01/2029	6.500%	809,000	885,705
01/15/2030	5.750%	1,311,000	1,364,240
12/01/2030	4.125%	422,000	418,265
12/01/2030	4.625%	210,000	204,079
DISH DBS Corp.
11/15/2024	5.875%	427,000	424,885
07/01/2026	7.750%	1,213,000	1,285,507
DISH DBS Corp.(a),(c)
07/01/2028	7.375%	561,000	561,689
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	325,000	329,922
02/15/2025	6.625%	382,000	382,388
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	157,000	160,908
04/15/2025	5.375%	679,000	697,673
07/01/2030	4.125%	758,000	749,494
Viasat, Inc.(a)
04/15/2027	5.625%	126,000	129,245
Virgin Media Finance PLC(a)
07/15/2030	5.000%	907,000	883,778
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	36,000	36,901
05/15/2029	5.500%	576,000	603,383
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	303,000	300,408
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	740,000	748,990
Ziggo BV(a)
01/15/2027	5.500%	522,000	528,022
Total			47,734,383
Chemicals 0.3%
Alpha 2 BV(a),(h)
06/01/2023	8.750%	409,000	408,470
Angus Chemical Co.(a)
02/15/2023	8.750%	340,000	343,329
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	407,000	402,885
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	405,000	409,949
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	454,000	456,409
CF Industries, Inc.
03/15/2034	5.150%	96,000	102,760
03/15/2044	5.375%	44,000	47,629
Chemours Co. (The)
05/15/2023	6.625%	157,000	150,275
05/15/2025	7.000%	30,000	28,668
05/15/2027	5.375%	68,000	61,618
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	66,000	68,807
INEOS Group Holdings SA(a)
08/01/2024	5.625%	732,000	708,955
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	427,000	419,825
LYB International Finance III LLC
05/01/2050	4.200%	2,960,000	3,185,758
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	314,000	318,705
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	705,000	723,646
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	1,003,000	1,014,018
PQ Corp.(a)
11/15/2022	6.750%	680,000	692,612
12/15/2025	5.750%	684,000	691,113
SPCM SA(a)
09/15/2025	4.875%	185,000	187,128
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	1,019,000	1,047,117
WR Grace & Co-Conn(a)
06/15/2027	4.875%	457,000	462,911
Total			11,932,587
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	226,000	228,863
Herc Holdings, Inc.(a)
07/15/2027	5.500%	295,000	296,447
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	406,000	417,370
United Rentals North America, Inc.
09/15/2026	5.875%	584,000	611,900
12/15/2026	6.500%	245,000	257,299
05/15/2027	5.500%	411,000	425,464
07/15/2030	4.000%	127,000	122,965
Total			2,360,308

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2022	7.875%	441,000	438,596
09/01/2023	7.625%	336,000	309,578
11/01/2024	8.500%	511,000	500,477
ASGN, Inc.(a)
05/15/2028	4.625%	278,000	271,336
Expedia Group, Inc.(a)
05/01/2025	6.250%	60,000	63,744
05/01/2025	7.000%	30,000	31,420
frontdoor, Inc.(a)
08/15/2026	6.750%	578,000	614,887
Match Group, Inc.(a)
12/15/2027	5.000%	17,000	17,693
06/01/2028	4.625%	219,000	221,833
02/15/2029	5.625%	157,000	165,864
Staples, Inc.(a)
04/15/2026	7.500%	238,000	187,452
04/15/2027	10.750%	63,000	37,381
Uber Technologies, Inc.(a)
11/01/2023	7.500%	204,000	205,202
05/15/2025	7.500%	412,000	415,272
Total			3,480,735
Consumer Products 0.1%
CD&R Smokey Buyer, Inc.(a),(c)
07/15/2025	6.750%	326,000	339,433
Energizer Holdings, Inc.(a)
06/15/2025	5.500%	241,000	248,376
07/15/2026	6.375%	482,000	498,869
01/15/2027	7.750%	254,000	271,351
Mattel, Inc.(a)
12/31/2025	6.750%	514,000	533,121
12/15/2027	5.875%	279,000	287,530
Mattel, Inc.
11/01/2041	5.450%	61,000	50,549
Newell Brands, Inc.
06/01/2025	4.875%	406,000	424,782
Prestige Brands, Inc.(a)
03/01/2024	6.375%	464,000	477,245
01/15/2028	5.125%	121,000	121,463
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	116,000	120,965
10/15/2029	4.500%	69,000	71,004
Spectrum Brands, Inc.
07/15/2025	5.750%	462,000	474,070
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Valvoline, Inc.(a)
08/15/2025	4.375%	413,000	415,452
02/15/2030	4.250%	212,000	207,855
Total			4,542,065
Diversified Manufacturing 0.4%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	403,000	417,070
06/30/2028	4.125%	384,000	382,996
Carrier Global Corp.(a)
04/05/2040	3.377%	10,720,000	10,436,300
04/05/2050	3.577%	5,360,000	5,233,156
CFX Escrow Corp.(a)
02/15/2024	6.000%	86,000	88,706
02/15/2026	6.375%	104,000	108,680
Gates Global LLC/Co.(a)
01/15/2026	6.250%	649,000	640,776
MTS Systems Corp.(a)
08/15/2027	5.750%	65,000	59,958
Resideo Funding, Inc.(a)
11/01/2026	6.125%	333,000	325,257
SPX FLOW, Inc.(a)
08/15/2024	5.625%	232,000	237,044
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	144,000	150,780
WESCO Distribution, Inc.
06/15/2024	5.375%	362,000	362,110
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	509,000	536,618
06/15/2028	7.250%	395,000	418,647
Total			19,398,098
Electric 4.4%
AEP Texas, Inc.
01/15/2050	3.450%	6,785,000	7,315,194
AES Corp. (The)
09/01/2027	5.125%	73,000	75,769
Appalachian Power Co.
05/15/2044	4.400%	10,365,000	12,202,690
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	1,690,000	2,123,084
Calpine Corp.(a)
06/01/2026	5.250%	443,000	447,380
02/15/2028	4.500%	471,000	462,529
03/15/2028	5.125%	295,000	288,767
Clearway Energy Operating LLC
10/15/2025	5.750%	323,000	335,021
09/15/2026	5.000%	712,000	728,304

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	43

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	179,000	182,342
CMS Energy Corp.
03/01/2024	3.875%	4,145,000	4,482,044
11/15/2025	3.600%	585,000	626,095
02/15/2027	2.950%	619,000	645,622
03/31/2043	4.700%	640,000	787,257
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	9,180,000	10,607,264
DTE Energy Co.
10/01/2026	2.850%	18,977,000	20,153,530
Duke Energy Corp.
06/01/2030	2.450%	6,945,000	7,306,049
09/01/2046	3.750%	19,180,000	21,703,704
06/15/2049	4.200%	1,585,000	1,938,521
Duke Energy Indiana LLC
04/01/2050	2.750%	2,595,000	2,626,858
Emera U.S. Finance LP
06/15/2046	4.750%	17,116,000	20,351,910
Eversource Energy
01/15/2028	3.300%	3,850,000	4,229,433
Georgia Power Co.
01/30/2050	3.700%	1,885,000	2,116,041
Indiana Michigan Power Co.
07/01/2047	3.750%	1,322,000	1,516,566
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	187,000	188,204
09/15/2027	4.500%	598,000	625,524
NRG Energy, Inc.
01/15/2027	6.625%	504,000	527,909
01/15/2028	5.750%	43,000	45,460
NRG Energy, Inc.(a)
06/15/2029	5.250%	181,000	190,570
PacifiCorp.
02/15/2050	4.150%	3,475,000	4,369,377
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	410,000	412,286
PG&E Corp.
07/01/2028	5.000%	175,000	174,936
07/01/2030	5.250%	132,000	132,734
San Diego Gas & Electric Co.
04/15/2050	3.320%	4,235,000	4,647,555
Southern Co. (The)
07/01/2036	4.250%	2,260,000	2,568,960
07/01/2046	4.400%	15,525,000	18,531,517
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	249,000	261,671
01/15/2030	4.750%	232,000	236,436
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	153,000	156,600
02/15/2027	5.625%	475,000	487,391
07/31/2027	5.000%	242,000	244,516
WEC Energy Group, Inc.
06/15/2025	3.550%	3,420,000	3,814,802
Xcel Energy, Inc.
06/01/2025	3.300%	6,610,000	7,251,247
06/15/2028	4.000%	10,550,000	12,342,429
06/01/2030	3.400%	20,370,000	23,215,855
Total			203,677,953
Environmental 0.0%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	103,000	105,817
07/15/2029	5.125%	72,000	74,621
GFL Environmental, Inc.(a)
06/01/2025	4.250%	584,000	588,513
12/15/2026	5.125%	145,000	149,688
05/01/2027	8.500%	244,000	265,366
Hulk Finance Corp.(a)
06/01/2026	7.000%	427,000	445,109
Total			1,629,114
Finance Companies 1.5%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	60,000	53,928
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	32,380,000	32,584,396
11/15/2035	4.418%	30,980,000	31,373,389
Global Aircraft Leasing Co., Ltd.(a),(h)
09/15/2024	6.500%	455,000	321,256
Navient Corp.
06/15/2022	6.500%	1,347,000	1,323,099
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	647,000	611,449
Quicken Loans, Inc.(a)
05/01/2025	5.750%	1,034,000	1,057,652
Springleaf Finance Corp.
03/15/2023	5.625%	148,000	149,641
03/15/2024	6.125%	241,000	244,619
03/15/2025	6.875%	876,000	900,033
06/01/2025	8.875%	129,000	137,863
Total			68,757,325
Food and Beverage 2.4%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	31,231,000	37,871,389

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bacardi Ltd.(a)
05/15/2048	5.300%	15,640,000	19,394,437
Conagra Brands, Inc.
11/01/2048	5.400%	8,300,000	11,458,628
Cott Holdings, Inc.(a)
04/01/2025	5.500%	519,000	522,608
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	659,000	632,035
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	2,256,000	2,426,521
JBS USA LUX SA/Food Co./Finance, Inc.(a)
01/15/2030	5.500%	496,000	507,967
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	25,418,000	24,938,666
Lamb Weston Holdings, Inc.(a)
05/15/2028	4.875%	129,000	136,594
Mondelez International, Inc.
04/13/2030	2.750%	1,885,000	2,033,782
Performance Food Group, Inc.(a)
05/01/2025	6.875%	77,000	80,329
10/15/2027	5.500%	118,000	113,873
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	515,000	513,440
09/30/2027	5.875%	328,000	328,197
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,238,000	1,276,848
01/15/2028	5.625%	176,000	181,751
04/15/2030	4.625%	1,673,000	1,640,341
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	0.824%	5,245,000	5,245,380
Total			109,302,786
Gaming 0.2%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	107,000	111,864
12/01/2027	4.750%	247,000	212,434
Boyd Gaming Corp.
04/01/2026	6.375%	25,000	23,759
08/15/2026	6.000%	388,000	364,550
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	246,000	214,071
Colt Merger Sub, Inc.(a),(c)
07/01/2025	5.750%	171,000	171,908
07/01/2025	6.250%	713,000	710,552
07/01/2027	8.125%	357,000	345,072
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eldorado Resorts, Inc.
04/01/2025	6.000%	386,000	403,524
09/15/2026	6.000%	239,000	264,163
International Game Technology PLC(a)
02/15/2022	6.250%	266,000	268,648
02/15/2025	6.500%	364,000	371,863
01/15/2029	5.250%	323,000	315,373
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	280,000	274,694
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	505,000	497,367
02/01/2027	5.750%	496,000	513,110
Scientific Games International, Inc.(a),(c)
07/01/2025	8.625%	203,000	189,823
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,151,000	1,067,304
03/15/2026	8.250%	472,000	423,200
05/15/2028	7.000%	119,000	95,010
11/15/2029	7.250%	120,000	96,285
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	177,000	186,698
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	203,000	195,037
02/15/2027	3.750%	242,000	227,164
12/01/2029	4.625%	162,000	158,819
08/15/2030	4.125%	189,000	180,191
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	311,000	285,760
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	71,000	71,522
Total			8,239,765
Health Care 1.7%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	618,000	628,296
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	431,000	434,275
Avantor, Inc.(a)
10/01/2024	6.000%	1,040,000	1,084,093
10/01/2025	9.000%	600,000	644,614
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.348%	10,234,000	10,234,911
Becton Dickinson and Co.
06/06/2024	3.363%	4,750,000	5,112,431
05/20/2030	2.823%	9,750,000	10,307,885
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	1,039,000	1,025,809

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	45

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	216,000	225,998
05/01/2028	4.250%	91,000	90,946
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	543,000	511,071
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	327,000	311,829
Cigna Corp.
12/15/2048	4.900%	5,645,000	7,440,752
CVS Health Corp.
03/25/2048	5.050%	14,535,000	19,000,145
DaVita, Inc.
05/01/2025	5.000%	68,000	69,523
Encompass Health Corp.
02/01/2028	4.500%	231,000	221,629
02/01/2030	4.750%	120,000	115,088
HCA, Inc.
02/01/2025	5.375%	189,000	202,278
09/01/2028	5.625%	501,000	558,737
02/01/2029	5.875%	214,000	241,942
09/01/2030	3.500%	120,000	115,030
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	707,000	731,042
IQVIA, Inc.(a)
05/15/2027	5.000%	246,000	250,890
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	12,885,000	16,394,176
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	244,000	226,896
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	111,000	112,966
02/01/2028	7.250%	88,000	89,354
Select Medical Corp.(a)
08/15/2026	6.250%	792,000	800,623
Teleflex, Inc.(a)
06/01/2028	4.250%	103,000	105,741
Tenet Healthcare Corp.
04/01/2022	8.125%	140,000	146,689
07/15/2024	4.625%	482,000	472,115
05/01/2025	5.125%	257,000	248,338
08/01/2025	7.000%	499,000	486,267
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	290,000	308,344
01/01/2026	4.875%	495,000	485,047
02/01/2027	6.250%	301,000	298,539
11/01/2027	5.125%	750,000	741,943
06/15/2028	4.625%	153,000	149,112
Total			80,625,364
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.3%
Centene Corp.
01/15/2025	4.750%	212,000	216,806
01/15/2025	4.750%	133,000	136,122
12/15/2027	4.250%	480,000	495,120
12/15/2029	4.625%	622,000	656,273
02/15/2030	3.375%	430,000	433,853
Centene Corp.(a)
04/01/2025	5.250%	496,000	510,437
06/01/2026	5.375%	745,000	775,342
08/15/2026	5.375%	358,000	372,485
UnitedHealth Group, Inc.
05/15/2040	2.750%	4,420,000	4,731,647
10/15/2047	3.750%	3,220,000	3,838,023
Total			12,166,108
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	356,000	388,947
06/01/2026	5.250%	104,000	112,733
Meritage Homes Corp.
04/01/2022	7.000%	439,000	464,789
06/01/2025	6.000%	408,000	435,531
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	159,000	150,428
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	191,000	197,906
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	387,000	398,373
TRI Pointe Group, Inc.
06/15/2028	5.700%	324,000	331,173
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	142,000	146,595
Total			2,626,475
Independent Energy 0.5%
Callon Petroleum Co.
10/01/2024	6.125%	130,000	48,686
07/01/2026	6.375%	1,050,000	348,332
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,485,000	4,795,624
06/30/2033	6.450%	1,795,000	2,166,527
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	33,000	12,554
Centennial Resource Production LLC(a)
01/15/2026	5.375%	229,000	116,611
04/01/2027	6.875%	279,000	142,098
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	762,000	683,318

The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	169,000	170,310
01/30/2026	5.500%	85,000	81,585
01/30/2028	5.750%	313,000	301,590
Energuate Trust(a)
05/03/2027	5.875%	3,755,000	3,699,809
EQT Corp.
10/01/2027	3.900%	599,000	487,045
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	722,000	600,253
11/01/2028	6.250%	247,000	196,248
Jagged Peak Energy LLC
05/01/2026	5.875%	860,000	837,782
Matador Resources Co.
09/15/2026	5.875%	980,000	726,968
Occidental Petroleum Corp.
02/15/2022	3.125%	338,000	325,662
08/15/2022	2.700%	593,000	552,099
08/15/2024	2.900%	1,035,000	884,512
03/15/2046	6.600%	573,000	499,123
Occidental Petroleum Corp.(c)
07/15/2025	8.000%	494,000	495,891
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	411,000	404,925
02/15/2028	4.125%	264,000	239,144
PDC Energy, Inc.
09/15/2024	6.125%	27,000	25,415
05/15/2026	5.750%	120,000	109,122
QEP Resources, Inc.
03/01/2026	5.625%	278,000	175,785
SM Energy Co.
09/15/2026	6.750%	550,000	278,841
01/15/2027	6.625%	351,000	173,360
WPX Energy, Inc.
09/15/2024	5.250%	350,000	345,928
06/15/2028	5.875%	230,000	220,987
01/15/2030	4.500%	941,000	827,983
Total			20,974,117
Integrated Energy 0.1%
Cenovus Energy, Inc.
11/15/2039	6.750%	495,000	485,764
Lukoil International Finance BV(a)
04/24/2023	4.563%	2,256,000	2,393,167
Total			2,878,931
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	412,000	413,687
Cinemark USA, Inc.(a)
05/01/2025	8.750%	306,000	320,646
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	92,000	82,854
03/15/2026	5.625%	206,000	195,236
05/15/2027	6.500%	306,000	315,234
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	138,000	143,252
Vail Resorts, Inc.(a)
05/15/2025	6.250%	499,000	521,930
Viking Cruises Ltd.(a)
09/15/2027	5.875%	504,000	300,675
VOC Escrow Ltd.(a)
02/15/2028	5.000%	77,000	57,979
Total			2,351,493
Life Insurance 0.7%
Brighthouse Financial, Inc.
06/22/2047	4.700%	85,000	77,244
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	2,810,000	2,886,769
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,984,000	5,437,667
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	992,000	1,270,150
05/15/2047	4.270%	6,800,000	8,118,339
05/15/2050	3.300%	3,705,000	3,856,847
Voya Financial, Inc.
06/15/2026	3.650%	6,161,000	6,808,527
06/15/2046	4.800%	4,816,000	5,712,981
Total			34,168,524
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	138,000	137,423
05/01/2028	5.750%	152,000	154,035
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	282,000	280,736
Total			572,194
Media and Entertainment 0.4%
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	581,000	538,978

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	47

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	426,000	409,128
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	265,000	191,541
08/15/2027	6.625%	193,000	103,299
Discovery Communications LLC
05/15/2049	5.300%	8,547,000	10,250,028
iHeartCommunications, Inc.
05/01/2026	6.375%	142,350	141,826
05/01/2027	8.375%	673,774	616,873
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	274,000	262,493
01/15/2028	4.750%	213,000	196,794
Lamar Media Corp.(a)
02/15/2028	3.750%	138,000	130,756
01/15/2029	4.875%	146,000	147,570
02/15/2030	4.000%	53,000	50,880
Netflix, Inc.
04/15/2028	4.875%	1,215,000	1,296,445
11/15/2028	5.875%	311,000	353,890
05/15/2029	6.375%	32,000	37,284
Netflix, Inc.(a)
11/15/2029	5.375%	379,000	415,162
06/15/2030	4.875%	276,000	295,889
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	94,000	84,845
03/15/2030	4.625%	321,000	293,296
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	105,000	99,492
TEGNA, Inc.(a)
09/15/2029	5.000%	279,000	261,270
Twitter, Inc.(a)
12/15/2027	3.875%	179,000	179,040
Total			16,356,779
Metals and Mining 0.2%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	336,000	344,660
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	703,000	656,532
Constellium NV(a)
05/15/2024	5.750%	290,000	288,734
03/01/2025	6.625%	157,000	159,344
02/15/2026	5.875%	1,622,000	1,625,432
Constellium SE(a)
06/15/2028	5.625%	215,000	210,994
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freeport-McMoRan, Inc.
11/14/2024	4.550%	514,000	522,718
09/01/2029	5.250%	316,000	323,276
03/15/2043	5.450%	1,285,000	1,263,127
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	356,000	350,984
01/15/2025	7.625%	992,000	948,075
Novelis Corp.(a)
09/30/2026	5.875%	773,000	771,922
01/30/2030	4.750%	1,401,000	1,338,414
Total			8,804,212
Midstream 2.0%
Cheniere Energy Partners LP
10/01/2026	5.625%	408,000	404,938
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	83,000	80,711
DCP Midstream Operating LP
03/15/2023	3.875%	105,000	101,835
05/15/2029	5.125%	599,000	573,378
04/01/2044	5.600%	290,000	233,241
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	297,000	271,597
Enterprise Products Operating LLC
01/31/2060	3.950%	2,320,000	2,414,905
EQM Midstream Partners LP(a)
07/01/2025	6.000%	354,000	358,528
07/01/2027	6.500%	336,000	344,121
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	41,000	35,215
02/01/2028	7.750%	397,000	349,360
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	350,000	333,412
Kinder Morgan, Inc.
02/15/2046	5.050%	23,450,000	26,902,496
MPLX LP
04/15/2048	4.700%	6,430,000	6,549,324
NuStar Logistics LP
06/01/2026	6.000%	170,000	163,448
04/28/2027	5.625%	345,000	333,414
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	28,370,000	25,505,841
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	418,000	384,226
Sunoco LP/Finance Corp.
01/15/2023	4.875%	644,000	641,474
02/15/2026	5.500%	361,000	350,632

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	228,000	202,922
01/15/2028	5.500%	241,000	206,066
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	839,000	809,452
01/15/2028	5.000%	75,000	70,498
01/15/2029	6.875%	208,000	217,921
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	844,000	812,468
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	610,000	589,139
Western Gas Partners LP
08/15/2048	5.500%	8,000,000	6,523,356
Williams Companies, Inc. (The)
09/15/2045	5.100%	16,620,000	18,165,798
Total			93,929,716
Natural Gas 1.1%
NiSource, Inc.
02/15/2023	3.850%	4,755,000	5,084,947
05/01/2030	3.600%	5,900,000	6,759,928
02/15/2043	5.250%	990,000	1,282,158
05/15/2047	4.375%	14,315,000	17,446,094
Sempra Energy
11/15/2020	2.850%	10,845,000	10,899,066
11/15/2025	3.750%	7,365,000	8,096,219
06/15/2027	3.250%	637,000	699,256
Total			50,267,668
Oil Field Services 0.0%
Apergy Corp.
05/01/2026	6.375%	233,000	216,346
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	227,000	209,023
Nabors Industries Ltd.(a)
01/15/2026	7.250%	367,000	229,137
01/15/2028	7.500%	152,000	93,874
SESI LLC
09/15/2024	7.750%	124,000	44,198
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	156,145	135,648
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	88,510	81,192
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	121,000	106,825
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	168,000	141,960
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean, Inc.(a)
01/15/2026	7.500%	85,000	46,328
02/01/2027	8.000%	145,000	80,088
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	233,000	226,234
Total			1,610,853
Other Industry 0.0%
Hillenbrand, Inc.
06/15/2025	5.750%	103,000	106,600
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	623,000	536,525
Packaging 0.1%
ARD Finance SA(a),(h)
06/30/2027	6.500%	84,000	83,169
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	698,000	714,725
08/15/2026	4.125%	851,000	836,932
08/15/2027	5.250%	483,000	473,956
08/15/2027	5.250%	279,000	273,935
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	144,000	145,384
Berry Global, Inc.
05/15/2022	5.500%	78,000	78,097
Berry Global, Inc.(a)
02/15/2026	4.500%	79,000	77,867
BWAY Holding Co.(a)
04/15/2024	5.500%	440,000	432,584
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	411,000	398,255
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	409,000	411,021
07/15/2024	7.000%	320,000	321,401
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	360,000	365,737
08/15/2027	8.500%	221,000	236,175
Total			4,849,238
Pharmaceuticals 1.2%
AbbVie, Inc.(a)
06/15/2044	4.850%	7,435,000	9,243,283
11/21/2049	4.250%	14,605,000	17,678,370
Amgen, Inc.
02/21/2050	3.375%	12,605,000	13,935,508

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	49

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	166,000	172,144
04/15/2025	6.125%	952,000	964,561
11/01/2025	5.500%	436,000	446,774
04/01/2026	9.250%	484,000	524,686
01/31/2027	8.500%	883,000	941,554
08/15/2027	5.750%	484,000	512,793
01/30/2028	5.000%	156,000	146,997
02/15/2029	6.250%	365,000	367,033
01/30/2030	5.250%	155,000	146,881
Bristol-Myers Squibb Co.(a)
02/20/2048	4.550%	1,900,000	2,562,445
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	649,000	661,798
07/15/2027	5.000%	57,000	59,206
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	185,000	195,674
06/30/2028	6.000%	257,000	165,765
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	142,000	144,384
06/15/2028	5.000%	368,000	376,661
Johnson & Johnson
12/05/2033	4.375%	4,343,000	5,714,189
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	595,000	610,323
Total			55,571,029
Property & Casualty 0.0%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	719,000	713,874
HUB International Ltd.(a)
05/01/2026	7.000%	618,000	616,252
USI, Inc.(a)
05/01/2025	6.875%	146,000	147,167
Total			1,477,293
Railroads 0.5%
CSX Corp.
09/15/2049	3.350%	2,254,000	2,501,304
11/01/2066	4.250%	6,465,000	7,816,208
Norfolk Southern Corp.
05/15/2050	3.050%	1,485,000	1,548,393
Union Pacific Corp.
03/20/2060	3.839%	2,715,000	3,169,027
02/05/2070	3.750%	6,110,000	6,948,027
Total			21,982,959
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	1,234,000	1,234,898
04/15/2025	5.750%	101,000	106,144
10/15/2025	5.000%	165,000	164,054
01/15/2028	3.875%	139,000	134,841
IRB Holding Corp.(a)
06/15/2025	7.000%	509,000	524,186
02/15/2026	6.750%	906,000	865,799
Yum! Brands, Inc.(a)
04/01/2025	7.750%	470,000	506,881
Total			3,536,803
Retailers 0.2%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	28,000	27,166
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	51,000	53,163
L Brands, Inc.(a)
07/01/2025	6.875%	410,000	423,601
07/01/2025	9.375%	105,000	105,139
L Brands, Inc.
06/15/2029	7.500%	130,000	114,257
11/01/2035	6.875%	303,000	252,642
Lowe’s Companies, Inc.
05/03/2047	4.050%	7,035,000	8,266,634
Penske Automotive Group, Inc.
08/15/2020	3.750%	600,000	598,703
12/01/2024	5.375%	211,000	211,327
PetSmart, Inc.(a)
03/15/2023	7.125%	851,000	838,938
06/01/2025	5.875%	610,000	612,146
Total			11,503,716
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	212,000	216,536
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	171,000	185,248
02/15/2028	5.875%	316,000	325,972
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	829,000	828,954
02/15/2030	4.875%	159,000	163,265
Kroger Co. (The)
04/15/2042	5.000%	3,154,000	3,943,370
02/01/2047	4.450%	5,000	6,118
01/15/2048	4.650%	6,386,000	7,964,390
Total			13,633,853

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 1.7%
Ascend Learning LLC(a)
08/01/2025	6.875%	688,000	692,364
08/01/2025	6.875%	242,000	245,287
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	66,000	66,486
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	103,000	107,990
03/01/2026	9.125%	62,000	64,009
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	21,230,000	22,929,676
Broadcom, Inc.(a)
11/15/2030	4.150%	3,715,000	4,040,093
Camelot Finance SA(a)
11/01/2026	4.500%	424,000	424,000
CDK Global, Inc.
06/01/2027	4.875%	205,000	210,257
CommScope Technologies LLC(a)
06/15/2025	6.000%	525,000	506,483
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	100,000	101,026
Gartner, Inc.(a)
04/01/2025	5.125%	820,000	839,496
07/01/2028	4.500%	458,000	462,635
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	474,000	491,781
Intel Corp.
02/15/2060	3.100%	8,140,000	9,008,620
International Business Machines Corp.
05/15/2040	2.850%	6,270,000	6,529,833
Iron Mountain, Inc.(a)
07/15/2028	5.000%	312,000	305,697
09/15/2029	4.875%	139,000	135,084
07/15/2030	5.250%	797,000	785,047
Microchip Technology, Inc.(a)
09/01/2025	4.250%	633,000	635,945
Microsoft Corp.
08/08/2046	3.700%	1,890,000	2,363,151
NCR Corp.
07/15/2022	5.000%	233,000	232,529
12/15/2023	6.375%	485,000	493,436
NCR Corp.(a)
04/15/2025	8.125%	395,000	418,828
09/01/2027	5.750%	211,000	210,726
09/01/2029	6.125%	261,000	260,560
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	2,090,000	2,249,404
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oracle Corp.
04/01/2060	3.850%	11,880,000	13,900,793
Plantronics, Inc.(a)
05/31/2023	5.500%	768,000	672,511
PTC, Inc.(a)
02/15/2025	3.625%	73,000	72,384
02/15/2028	4.000%	105,000	104,254
QUALCOMM, Inc.
05/20/2050	3.250%	3,550,000	3,900,046
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	1,044,000	1,070,160
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	39,000	41,333
11/15/2026	8.250%	525,000	568,273
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	196,000	206,362
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	171,000	173,974
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	305,000	313,494
06/01/2025	6.750%	76,000	77,084
VeriSign, Inc.
05/01/2023	4.625%	475,000	478,797
Verscend Escrow Corp.(a)
08/15/2026	9.750%	579,000	623,816
Total			77,013,724
Transportation Services 0.8%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	18,000	14,807
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	31,000	24,097
07/15/2027	5.750%	234,000	178,779
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	7,985,000	8,092,803
11/01/2046	4.200%	3,105,000	3,001,303
FedEx Corp.
04/01/2046	4.550%	18,390,000	19,828,353
Hertz Corp. (The)(a),(j)
06/01/2022	0.000%	264,000	199,076
10/15/2024	0.000%	4,958,000	1,542,870
08/01/2026	0.000%	1,515,000	472,880
01/15/2028	0.000%	5,882,000	1,836,515
Hertz Corp. (The)
10/15/2022	6.250%	651,000	202,650
XPO Logistics, Inc.(a)
06/15/2022	6.500%	212,000	212,264
Total			35,606,397

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	51

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.6%
Altice France Holding SA(a)
05/15/2027	10.500%	404,000	446,535
02/15/2028	6.000%	624,000	589,889
Altice France SA(a)
05/01/2026	7.375%	873,000	908,930
02/01/2027	8.125%	290,000	317,801
01/15/2028	5.500%	797,000	805,436
American Tower Corp.
08/15/2029	3.800%	10,590,000	12,000,222
SBA Communications Corp.
09/01/2024	4.875%	931,000	953,089
SBA Communications Corp.(a)
02/15/2027	3.875%	362,000	360,845
Sprint Capital Corp.
03/15/2032	8.750%	159,000	227,419
Sprint Corp.
02/15/2025	7.625%	1,682,000	1,940,389
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	1,084,000	1,134,101
02/01/2026	4.500%	361,000	365,267
04/15/2027	5.375%	350,000	370,227
02/01/2028	4.750%	553,000	584,148
T-Mobile U.S.A., Inc.(a)
04/15/2040	4.375%	5,195,000	6,014,346
Total			27,018,644
Wirelines 1.7%
AT&T, Inc.
03/01/2029	4.350%	28,403,000	33,089,068
06/15/2045	4.350%	18,655,000	20,879,313
CenturyLink, Inc.
03/15/2022	5.800%	960,000	986,412
12/01/2023	6.750%	552,000	593,883
CenturyLink, Inc.(a)
12/15/2026	5.125%	740,000	738,974
02/15/2027	4.000%	156,000	151,470
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	432,000	410,818
03/01/2028	6.125%	738,000	717,371
Telecom Italia Capital SA
09/30/2034	6.000%	119,000	129,451
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Verizon Communications, Inc.
09/21/2028	4.329%		3,565,000	4,298,301
08/10/2033	4.500%		11,250,000	14,082,248
03/22/2050	4.000%		3,780,000	4,816,521
Total				80,893,830
Total Corporate Bonds & Notes (Cost $1,218,937,994)				1,314,958,874

Foreign Government Obligations(k),(l) 3.5%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%		1,365,000	1,366,117
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%		167,000	155,887
06/01/2027	5.250%		319,000	280,663
Total				436,550
Colombia 0.3%
Colombia Government International Bond
05/15/2049	5.200%		5,983,000	7,013,368
Ecopetrol SA
04/29/2030	6.875%		4,800,000	5,497,873
Total				12,511,241
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%		1,630,000	1,641,336
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%		2,105,000	2,058,523
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%		3,545,000	3,829,242
03/15/2024	7.500%		2,256,000	2,436,889
Total				6,266,131
Indonesia 0.2%
Pertamina Persero PT(a)
01/21/2050	4.175%		7,086,000	7,013,346
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		5,205,000	5,326,329
10/17/2031	5.875%	EUR	10,000,000	10,559,618
Total				15,885,947

The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.4%
Petroleos Mexicanos
09/21/2047	6.750%		39,229,000	30,199,011
02/12/2048	6.350%		17,045,000	12,653,771
Petroleos Mexicanos(a)
01/28/2060	6.950%		27,920,000	21,450,322
Total				64,303,104
Netherlands 0.1%
Equate Petrochemical BV(a)
03/03/2022	3.000%		2,256,000	2,281,648
Oman 0.1%
Oman Government International Bond(a)
06/15/2021	3.625%		2,256,000	2,237,588
06/15/2026	4.750%		2,500,000	2,310,454
Total				4,548,042
Romania 0.2%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	9,400,000	10,997,296
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		2,740,000	3,080,078
Saudi Arabia 0.2%
Saudi Government International Bond(a)
01/21/2055	3.750%		7,800,000	7,980,313
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%		1,775,000	1,808,205
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%		5,000,000	4,737,023
Turkey 0.1%
Turkey Government International Bond
02/17/2028	5.125%		4,000,000	3,684,990
Ukraine 0.0%
Ukraine Government International Bond(a)
09/25/2032	7.375%		1,800,000	1,813,104
United Arab Emirates 0.2%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%		5,300,000	5,534,034
Foreign Government Obligations(k),(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%	2,256,000	2,371,021
Total			7,905,055
Total Foreign Government Obligations (Cost $166,498,991)			160,318,049

Municipal Bonds 0.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.0%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	1,510,000	2,159,511
Total Municipal Bonds (Cost $1,911,268)			2,159,511

Residential Mortgage-Backed Securities - Agency 36.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
08/01/2045	3.500%	24,948,620	27,530,019
10/01/2045	4.000%	15,823,052	17,086,673
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	5.715%	926,145	147,157
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	5.865%	2,441,320	461,863
CMO Series 4831 Class SD
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/15/2048	6.015%	16,273,695	3,574,704
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	5.866%	48,653,993	10,494,880
CMO Series 4979 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 06/25/2048	5.866%	24,114,081	5,236,978

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	53

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	5.865%	5,691,902	1,046,367
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.785%	2,234,855	439,182
Federal Home Loan Mortgage Corp.(g)
CMO Series 4176 Class BI
03/15/2043	3.500%	2,435,396	354,728
CMO Series 4182 Class DI
05/15/2039	3.500%	4,497,568	127,499
Federal Home Loan Mortgage Corp.(f),(g)
CMO Series 4620 Class AS
11/15/2042	3.202%	2,316,375	137,840
Federal National Mortgage Association
02/01/2027- 08/01/2029	3.000%	13,539,241	14,252,469
08/01/2034	5.500%	730,337	838,242
08/01/2040- 08/01/2041	4.500%	4,804,492	5,339,290
08/01/2043- 06/01/2045	3.500%	10,382,464	11,247,016
05/01/2044- 05/01/2048	4.000%	45,194,449	49,040,688
CMO Series 2017-72 Class B
09/25/2047	3.000%	27,142,581	29,027,376
Federal National Mortgage Association(m)
10/01/2040- 06/01/2044	4.500%	11,018,585	12,257,239
Federal National Mortgage Association(g)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	4,162,607	257,337
Federal National Mortgage Association(b),(g)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.716%	3,782,896	859,747
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	5.966%	4,727,782	854,192
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	5.816%	2,979,673	605,998
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.816%	15,798,233	3,564,786
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.816%	40,404,270	9,228,198
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	5.966%	17,583,155	4,132,335
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	5.916%	18,656,790	3,981,820
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.966%	13,990,181	3,072,876
CMO Series 2017-54 Class SN
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.966%	31,700,788	6,401,400
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.016%	19,974,781	3,945,117
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	6.016%	18,621,929	3,217,253
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	5.966%	29,266,865	6,608,265
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.866%	71,205,958	15,143,485

The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-60 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.866%	45,642,694	11,035,340
CMO Series 2019-67 Class SE
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 11/25/2049	5.866%	36,442,504	8,086,985
Government National Mortgage Association(m)
04/20/2048	4.500%	34,985,162	37,774,086
Government National Mortgage Association(g)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	5,235,602	509,392
Government National Mortgage Association(b),(g)
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.010%	19,749,672	5,003,455
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	6.010%	27,749,588	6,792,289
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.010%	15,047,702	2,826,466
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	5.960%	18,102,530	3,867,368
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.010%	20,722,750	3,453,368
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.010%	20,999,586	4,656,505
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	6.060%	24,104,977	4,864,341
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	6.010%	19,862,517	4,042,580
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	5.960%	17,746,015	3,399,001
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.010%	46,663,574	10,135,328
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.960%	39,439,935	7,618,005
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	6.010%	20,896,854	4,338,007
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.010%	23,212,475	4,304,424
CMO Series 2018-97 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.010%	26,411,092	4,494,368
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	5.810%	33,778,992	7,471,626
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	5.960%	25,478,648	5,306,048
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	5.960%	27,785,931	5,688,908

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	55

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	5.860%	28,127,011	5,305,027
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	5.960%	25,906,661	4,756,634
CMO Series 2020-21 Class VS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2050	5.860%	25,229,839	3,241,060
CMO Series 2020-62 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2050	5.960%	26,922,851	5,024,030
Government National Mortgage Association TBA(c)
07/21/2050	3.500%	149,000,000	157,224,101
Uniform Mortgage-Backed Security TBA(c)
07/16/2035- 07/14/2050	2.500%	498,500,000	519,871,055
07/16/2035- 07/14/2050	3.000%	340,000,000	357,949,843
07/16/2035- 07/14/2050	3.500%	97,000,000	102,011,757
07/14/2050	4.000%	83,000,000	87,955,683
07/14/2050	4.500%	50,000,000	53,722,656
Total Residential Mortgage-Backed Securities - Agency (Cost $1,639,038,034)			1,693,242,755

Residential Mortgage-Backed Securities - Non-Agency 28.0%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	15,166,606	14,355,713
Angel Oak Mortgage Trust I LLC(a),(f)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	10,544,000	10,705,777
CMO Series 2019-2 Class A2
03/25/2049	3.782%	5,616,039	5,755,216
CMO Series 2019-2 Class A3
03/25/2049	3.833%	4,670,180	4,773,985
Angel Oak Mortgage Trust LLC(a),(f)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	2,740,430	2,739,005
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	4,415,348	4,489,757
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arroyo Mortgage Trust(a),(f)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	8,006,230	8,124,581
ASG Resecuritization Trust(a),(f)
CMO Series 2009-2 Class G75
05/24/2036	3.287%	1,888,415	1,890,425
Bayview Opportunity Master Fund IIIb Trust(a),(f)
Series 2019-LT2 Class A1
10/28/2034	3.376%	2,432,731	2,425,341
Bayview Opportunity Master Fund Trust(a),(f)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	5,541,788	5,508,283
BCAP LLC Trust(a),(f)
CMO Series 2010-RR11 Class 8A1
05/27/2037	3.960%	304,789	305,127
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	3.535%	6,981,487	6,601,772
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	1.535%	7,730,756	7,603,898
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.785%	18,740,000	17,637,921
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.485%	888,045	884,366
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.285%	1,693,363	1,680,484
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.785%	29,000,000	27,417,554
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.685%	3,774,500	3,367,385
Series 2019-4A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 10/25/2029	1.585%	2,493,861	2,473,374
Bellemeade Re Ltd.(a),(b),(d),(e)
CMO Series 2020-1A Class M1A
1-month USD LIBOR + 2.650% 06/25/2030	2.845%	18,116,000	18,116,000

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1A Class M1B
1-month USD LIBOR + 3.400% 06/25/2030	3.595%	3,850,000	3,850,000
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM2 Class A1
11/25/2059	2.748%	6,496,623	6,483,630
CMO Series 2019-NQM2 Class A3
11/25/2059	3.108%	2,915,443	2,858,578
CMO Series 2019-NQM2 Class M1
11/25/2059	3.451%	3,750,000	3,330,741
Bunker Hill Loan Depositary Trust(a),(f)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	10,512,044	10,620,680
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.935%	14,900,000	14,357,624
CIM Trust(a),(f)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	18,536,330	19,045,149
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	1.247%	1,787,085	1,745,238
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2013-11 Class 3A3
09/25/2034	4.072%	43,272	43,179
CMO Series 2014-12 Class 3A1
10/25/2035	3.701%	2,103,719	2,113,586
CMO Series 2014-C Class A
02/25/2054	3.250%	257,348	257,691
CMO Series 2015-A Class A4
06/25/2058	4.250%	1,237,996	1,318,285
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	7,823,363	8,063,297
CMO Series 2019-IMC1 Class A3
07/25/2049	3.030%	7,502,948	7,470,692
Citigroup Mortgage Loan Trust, Inc.(a),(g)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	3,597,989	43,366
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class A
01/25/2053	4.250%	3,833,028	4,112,325
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	3,394,808	3,551,420
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	6,000,000	6,049,352
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	3,906,000	3,986,563
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.335%	13,941,144	12,931,313
Credit Suisse Mortgage Capital Certificates(a),(f)
CMO Series 2011-12R Class 3A1
07/27/2036	3.901%	601,126	596,729
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	5,108,949	5,178,880
CSMC Trust(a)
CMO Series 2018-RPL7 Class A1
08/26/2058	4.000%	19,702,953	19,863,575
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.552%	9,964,482	9,991,726
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	502,930
CMO Series 2018-4A Class M1
10/25/2058	4.735%	11,655,000	11,542,696
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	846,000	838,889
CMO Series 2018-1A Class M1
12/25/2057	3.939%	5,900,000	5,860,445
Eagle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% 01/25/2030	1.635%	34,600,000	32,099,731
Ellington Financial Mortgage Trust(a),(f)
CMO Series 2018-1 Class A2
10/25/2058	4.293%	3,571,979	3,646,713
CMO Series 2018-1 Class A3
10/25/2058	4.394%	4,119,165	4,196,835
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,403,485
FMC GMSR Issuer Trust(a),(f)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	39,500,000	38,716,257
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(c)
CMO Series 2020-DNA3 Class M2
1-month USD LIBOR + 3.000% 06/25/2050	3.171%	12,300,000	12,300,000

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	57

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a),(f)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	5,147,317	5,015,369
CMO Series 2020-1 Class A1
01/26/2060	2.981%	11,466,760	11,295,022
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	10,780,831	11,023,060
GCAT Trust(a),(f)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	5,259,715	5,347,594
CMO Series 2019-NQM3 Class A3
11/25/2059	3.043%	7,322,922	7,356,337
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.085%	16,100,000	15,689,052
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	29,989,853	29,151,852
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	25,265,000	25,019,487
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	189,428	190,170
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	6.500%	8,840,497	8,784,672
CMO Series 2017-GS1 Class A2
01/25/2057	6.500%	3,031,499	2,887,595
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	9,214,688	8,951,557
LVII Resecuritization Trust(a),(f)
Subordinated CMO Series 2009-3 Class B3
11/27/2037	5.110%	12,074,562	12,127,174
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	6,303,008	5,922,596
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	13,361,649	12,823,731
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	5,616,622	5,414,300
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	9,702,892	10,146,668
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	18,240,764	18,342,166
Series 2018-PLS1 Class C
01/25/2023	3.981%	11,946,416	11,813,116
Subordinated CMO Series 2018-PLS1 Class B
01/25/2023	3.588%	4,110,595	4,120,675
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	8,002,627	8,084,130
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	10,598,074	10,705,608
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	1.735%	798,781	795,802
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	1.585%	257,839	257,839
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.135%	14,000,000	13,574,896
Oaktown Re Ltd.(a),(b)
Subordinated CMO Series 2017-1A Class M2
1-month USD LIBOR + 4.000% 04/25/2027	4.947%	1,218,181	1,205,162
OMSR(a),(d),(e)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	10,417,991	8,360,438
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.184%	19,765,129	18,003,940
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.934%	17,529,525	16,499,681
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.035%	54,900,000	53,805,991
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.835%	73,650,000	70,309,383

The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2018-1A Class A1
04/25/2023	3.750%	10,994,305	11,031,112
CMO Series 2019-1A Class A1
01/25/2024	4.500%	22,233,663	22,418,398
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2019-2A Class A1
04/25/2024	3.967%	6,048,038	6,094,181
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	10,053,000	9,724,868
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2020-NPL2 Class A1
02/27/2060	3.721%	9,100,000	9,105,924
PRPM LLC(a),(f)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	31,919,514	31,894,415
CMO Series 2020-1A Class A1
02/25/2025	2.981%	58,940,743	58,382,203
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.618%	17,350,000	15,387,319
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.935%	10,000,000	9,872,912
RBSSP Resecuritization Trust(a),(f)
CMO Series 2010-1 Class 3A2
08/26/2035	4.576%	1,150,915	1,117,954
RCO Trust(a),(f)
CMO Series 2018-VFS1 Class A2
12/26/2053	4.472%	6,011,830	6,183,671
RCO V Mortgage LLC(a),(f)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	17,610,833	17,610,814
CMO Series 2019-2 Class A1
11/25/2024	3.475%	26,921,230	26,868,112
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	12,662,529	12,657,769
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	3,320,042	3,275,354
SG Residential Mortgage Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,315,427
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	26,200,000	26,219,786
Toorak Mortgage Corp., Ltd.(f)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	12,200,000	12,188,415
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	1.185%	7,291,795	7,257,552
Vericrest Opportunity Loan Transferee LXXXV LLC(a),(f)
CMO Series 2020-NPL1 Class A1A
01/25/2050	3.228%	4,128,423	4,102,217
Vericrest Opportunity Loan Transferee LXXXVII LLC(a),(f)
CMO Series 2020-NPL3 Class A1A
02/25/2050	2.981%	21,004,009	20,798,794
CMO Series 2020-NPL3 Class A1B
02/25/2050	3.672%	14,600,000	14,165,482
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(f)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	14,301,306	14,101,239
Vericrest Opportunity Loan Trust(a),(f)
CMO Series 2019-NPL5 Class A1A
09/25/2049	3.352%	15,468,193	15,401,580
CMO Series 2019-NPL5 Class A1B
09/25/2049	4.250%	5,950,000	5,728,884
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	5,311,899	5,260,784
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	15,523,572	15,506,026
CMO Series 2020-NPL5 Class A1A
03/25/2050	2.982%	12,039,769	11,945,085
Vericrest Opportunity Loan Trust(a),(c),(f)
CMO Series 2020-NPL6 Class A1B
12/31/2049	4.949%	12,000,000	12,000,000
Verus Securitization Trust(a),(f)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	5,991,143	6,032,310
CMO Series 2019-1 Class A1
02/25/2059	3.836%	3,563,513	3,632,517
CMO Series 2019-3 Class A3
07/25/2059	3.040%	7,632,969	7,581,021
CMO Series 2019-4 Class A3
11/25/2059	3.000%	4,488,497	4,480,277
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	8,619,721	8,473,769
CMO Series 2020-1 Class A3
01/25/2060	2.724%	16,146,610	16,036,374

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	59

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Visio Trust(a),(f)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	9,542,022	9,831,956
CMO Series 2019-2 Class A3
11/25/2054	3.076%	7,578,216	7,430,359
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,296,636,929)			1,299,967,487

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/01/2025	3.685%	273,089	264,271
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	7.935%	76,349	72,595
Total			336,866
Finance Companies 0.0%
Ellie Mae, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	4.058%	358,293	346,290
Food and Beverage 0.0%
BellRing Brands LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	219,375	217,868
Froneri International Ltd.(b),(n)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.928%	57,000	54,008
Total			271,876
Metals and Mining 0.0%
Big River Steel LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.000%	325,594	305,244
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.0%
Ascend Learning LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	132,129	125,440
Informatica LLC(n),(o)
2nd Lien Term Loan
02/25/2025	7.125%	327,000	326,591
Project Alpha Intermediate Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	223,199	214,830
Ultimate Software Group, Inc. (The)(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.928%	164,755	159,344
Total			826,205
Total Senior Loans (Cost $2,144,683)			2,086,481

U.S. Treasury Obligations 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	30,048,500	33,743,527
08/15/2048	3.000%	7,560,000	10,396,181
Total U.S. Treasury Obligations (Cost $37,272,716)			44,139,708

Options Purchased Puts 0.1%
Value ($)
(Cost $3,103,110)	2,634,272

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(p),(q)	123,187,664	123,187,664
Total Money Market Funds (Cost $123,187,913)		123,187,664
Total Investments in Securities (Cost: $5,721,329,063)		5,841,618,070
Other Assets & Liabilities, Net		(1,195,418,156)
Net Assets		4,646,199,914

At June 30, 2020, securities and/or cash totaling $76,505,375 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
19,256,000 EUR	21,564,660 USD	UBS	07/27/2020	—	(81,974)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	371	09/2020	EUR	53,379,480	1,742,307	—
Euro-OAT	279	09/2020	EUR	46,774,350	821,594	—
Long Gilt	1,524	09/2020	GBP	209,763,360	1,128,334	—
U.S. Treasury 2-Year Note	1,781	09/2020	USD	393,294,892	46,591	—
U.S. Treasury 5-Year Note	2,399	09/2020	USD	301,655,509	724,133	—
U.S. Ultra Bond 10-Year Note	169	09/2020	USD	26,614,859	108,260	—
U.S. Ultra Treasury Bond	683	09/2020	USD	149,000,719	113,461	—
Total					4,684,680	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bund	(1,279)	09/2020	EUR	(225,769,080)	—	(1,899,645)
U.S. Treasury 10-Year Note	(1,796)	09/2020	USD	(249,952,688)	—	(2,034,246)
Total					—	(3,933,891)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	383,100,000	383,100,000	1.00	12/29/2020	3,103,110	2,634,272

Interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.172%	Receives at Maturity, Pays at Maturity	Citi	03/17/2030	USD	66,961,000	1,963,715	—	—	—	1,963,715	—
U.S. CPI Urban Consumers NSA	Fixed rate of 1.185%	Receives at Maturity, Pays at Maturity	Citi	04/22/2030	USD	46,000,000	1,291,626	—	—	—	1,291,626	—
Total							3,255,341	—	—	—	3,255,341	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	61

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	3,472,420	(8,500)	739,030	—	2,724,890	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	756,798	(1,850)	135,590	—	619,358	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	817,040	(2,000)	248,747	—	566,293	—
Total							5,046,258	(12,350)	1,123,367	—	3,910,541	—

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	6.577	USD	9,790,000	(2,002,446)	4,895	—	(2,727,518)	729,967	—
Markit CMBX North America Index, Series 12 AAA	Citi	08/17/2061	0.500	Monthly	0.554	USD	19,850,000	(83,826)	1,654	—	(1,235,824)	1,153,652	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	7.039	USD	19,200,000	(3,921,793)	9,600	—	(3,794,539)	—	(117,654)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	7.039	USD	10,000,000	(2,042,600)	5,000	—	(2,088,006)	50,406	—
Total								(8,050,665)	21,149	—	(9,845,887)	1,934,025	(117,654)

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 34	Morgan Stanley	06/20/2025	5.000	Quarterly	5.169	USD	362,586,500	21,606,168	—	—	21,606,168	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	0.646%
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $2,774,892,235, which represents 59.72% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of June 30, 2020.
(c)	Represents a security purchased on a when-issued basis.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2020, the total value of these securities amounted to $41,574,074, which represents 0.89% of total net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of June 30, 2020.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of June 30, 2020.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At June 30, 2020, the total value of these securities amounted to $4,051,341, which represents 0.09% of total net assets.
(k)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(l)	Principal and interest may not be guaranteed by a governmental entity.
(m)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(n)	The stated interest rate represents the weighted average interest rate at June 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	Represents a security purchased on a forward commitment basis.
(p)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(q)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	151,565,631	1,078,575,585	(1,106,957,170)	3,618	123,187,664	32,443	795,090	123,187,664
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	63

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	270,301	—	270,301
Asset-Backed Securities — Non-Agency	—	719,813,511	22,181,096	741,994,607
Commercial Mortgage-Backed Securities - Agency	—	84,312,106	—	84,312,106
Commercial Mortgage-Backed Securities - Non-Agency	—	372,346,255	—	372,346,255
Corporate Bonds & Notes	—	1,314,958,874	—	1,314,958,874
Foreign Government Obligations	—	160,318,049	—	160,318,049
Municipal Bonds	—	2,159,511	—	2,159,511
Residential Mortgage-Backed Securities - Agency	—	1,693,242,755	—	1,693,242,755
Residential Mortgage-Backed Securities - Non-Agency	—	1,269,641,049	30,326,438	1,299,967,487
Senior Loans	—	2,086,481	—	2,086,481
U.S. Treasury Obligations	44,139,708	—	—	44,139,708
Options Purchased Puts	—	2,634,272	—	2,634,272
Money Market Funds	123,187,664	—	—	123,187,664
Total Investments in Securities	167,327,372	5,621,783,164	52,507,534	5,841,618,070
Investments in Derivatives
Asset
Futures Contracts	4,684,680	—	—	4,684,680
Swap Contracts	—	30,706,075	—	30,706,075
Liability
Forward Foreign Currency Exchange Contracts	—	(81,974)	—	(81,974)
Futures Contracts	(3,933,891)	—	—	(3,933,891)
Swap Contracts	—	(117,654)	—	(117,654)
Total	168,078,161	5,652,289,611	52,507,534	5,872,875,306
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Intermediate Bond Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 12/31/2019 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 06/30/2020 ($)
Asset-Backed Securities — Non-Agency	36,278,926	—	(9,532,437)	6,380,999	—	(10,946,392)	—	—	22,181,096
Residential Mortgage-Backed Securities — Non-Agency	15,329,942	154,752	—	(40,774)	30,789,566	(577,106)	—	(15,329,942)	30,326,438
Total	51,608,868	154,752	(9,532,437)	6,340,225	30,789,566	(11,523,498)	—	(15,329,942)	52,507,534
(a) Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2020 was $(988,210), which is comprised of Asset-Backed Securities — Non-Agency of $(947,436) and Residential Mortgage-Backed Securities — Non-Agency of $(40,774).
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) valuation measurement.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	65

Portfolio of Investments
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Foreign Government Obligations(a),(b) 2.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Colombia 0.2%
Colombia Government International Bond
01/30/2030	3.000%		245,000	242,609
Greece 0.0%
Hellenic Republic Government Bond(c)
10/15/2042	0.000%	EUR	12,871,600	41,938
Hungary 0.0%
Hungary Government International Bond(d)
04/28/2032	1.625%	EUR	45,000	50,719
Indonesia 0.1%
Indonesia Government International Bond
02/14/2030	2.850%		60,000	61,297
Mexico 0.3%
Mexico Government International Bond
04/22/2029	4.500%		65,000	70,601
04/16/2030	3.250%		195,000	193,382
Total				263,983
Spain 1.4%
Spain Government Bond(d)
04/30/2030	0.500%	EUR	1,285,000	1,457,899
Uruguay 0.1%
Uruguay Government International Bond
01/23/2031	4.375%		60,000	70,236
Total Foreign Government Obligations (Cost $2,671,279)				2,188,681

Inflation-Indexed Bonds(a) 97.5%

Australia 1.3%
Australia Government Bond(d)
02/21/2022	1.250%	AUD	454,838	319,329
09/20/2030	2.500%	AUD	360,843	315,662
08/21/2035	2.000%	AUD	198,742	177,185
08/21/2040	1.250%	AUD	125,313	103,777
Australia Government Index-Linked Bond(d)
09/20/2025	3.000%	AUD	545,449	438,240
Total				1,354,193
Canada 2.0%
Canadian Government Real Return Bond
12/01/2021	4.250%	CAD	269,514	209,667
12/01/2026	4.250%	CAD	224,041	214,575
12/01/2031	4.000%	CAD	304,419	336,513
12/01/2036	3.000%	CAD	256,928	284,958
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
12/01/2041	2.000%	CAD	262,326	276,639
12/01/2044	1.500%	CAD	363,903	367,696
12/01/2047	1.250%	CAD	258,652	259,334
12/01/2050	0.500%	CAD	83,529	72,486
Total				2,021,868
Denmark 0.3%
Denmark Government Bond
11/15/2023	0.100%	DKK	1,685,787	265,745
France 7.8%
France Government Bond OAT(d)
07/25/2023	2.100%	EUR	997,815	1,221,695
03/01/2025	0.100%	EUR	389,786	456,814
07/25/2027	1.850%	EUR	33,628	45,586
07/25/2029	3.400%	EUR	338,003	534,996
07/25/2030	0.700%	EUR	720,277	949,974
07/25/2032	3.150%	EUR	453,747	771,461
07/25/2047	0.100%	EUR	444,775	613,692
French Republic Government Bond OAT(d)
07/25/2022	1.100%	EUR	1,473,011	1,720,245
07/25/2024	0.250%	EUR	186,407	219,989
03/01/2028	0.100%	EUR	363,195	437,935
07/25/2036	0.100%	EUR	206,268	266,895
07/25/2040	1.800%	EUR	463,549	802,277
Total				8,041,559
Germany 2.4%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond(d)
04/15/2030	0.500%	EUR	497,984	655,760
Deutsche Bundesrepublik Inflation-Linked Bond(d)
04/15/2023	0.100%	EUR	591,728	677,555
04/15/2026	0.100%	EUR	597,058	717,442
04/15/2046	0.100%	EUR	298,111	458,107
Total				2,508,864
Italy 6.4%
Italy Buoni Poliennali Del Tesoro(d)
09/15/2021	2.100%	EUR	318,091	365,572
05/15/2022	0.100%	EUR	322,400	359,278
05/22/2023	0.450%	EUR	170,892	191,795
09/15/2023	2.600%	EUR	1,326,431	1,603,352
09/15/2026	3.100%	EUR	428,128	555,933
05/15/2028	1.300%	EUR	1,226,248	1,433,134
09/15/2032	1.250%	EUR	707,022	824,564
09/15/2035	2.350%	EUR	488,869	656,337
09/15/2041	2.550%	EUR	427,223	601,578
Total				6,591,543
The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Japan 6.9%
Japanese Government CPI-Linked Bond
09/10/2023	0.100%	JPY	735,000	6,807
03/10/2024	0.100%	JPY	104,300	968
09/10/2024	0.100%	JPY	43,239,000	399,653
03/10/2025	0.100%	JPY	119,192,400	1,098,926
03/10/2026	0.100%	JPY	94,292,224	869,352
03/10/2027	0.100%	JPY	96,401,184	888,792
03/10/2028	0.100%	JPY	110,385,349	1,018,745
03/10/2029	0.100%	JPY	306,404,280	2,833,427
Total				7,116,670
New Zealand 1.2%
New Zealand Government Inflation-Linked Bond(d)
09/20/2030	3.000%	NZD	617,195	513,849
09/20/2035	2.500%	NZD	582,986	498,869
New Zealand Government Inflation-Linked Bond
09/20/2040	2.500%	NZD	300,695	270,679
Total				1,283,397
Spain 1.7%
Spain Government Inflation-Linked Bond
11/30/2023	0.150%	EUR	200,799	231,799
Spain Government Inflation-Linked Bond(d)
11/30/2024	1.800%	EUR	293,997	366,217
11/30/2027	0.650%	EUR	329,207	402,056
11/30/2030	1.000%	EUR	230,364	296,140
11/30/2033	0.700%	EUR	385,123	487,380
Total				1,783,592
Sweden 0.9%
Sweden Inflation-Linked Bond
12/01/2020	4.000%	SEK	13,584	1,494
06/01/2022	0.250%	SEK	2,663,212	294,947
06/01/2025	1.000%	SEK	3,178,869	385,441
12/01/2028	3.500%	SEK	1,630,881	254,598
Total				936,480
United Kingdom 23.5%
United Kingdom Gilt Inflation-Linked Bond(d)
03/22/2024	0.125%	GBP	434,520	595,342
03/22/2026	0.125%	GBP	33,991	49,683
11/22/2027	1.250%	GBP	22,616	37,547
08/10/2028	0.125%	GBP	330,079	520,773
11/22/2032	1.250%	GBP	175,184	349,759
03/22/2034	0.750%	GBP	453,586	890,690
01/26/2035	2.000%	GBP	570,105	1,288,019
11/22/2036	0.125%	GBP	405,108	787,856
11/22/2037	1.125%	GBP	593,180	1,352,065
03/22/2040	0.625%	GBP	581,085	1,300,051
08/10/2041	0.125%	GBP	224,632	480,192
11/22/2042	0.625%	GBP	585,297	1,397,241
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
03/22/2044	0.125%	GBP	651,769	1,461,169
03/22/2046	0.125%	GBP	435,852	1,014,774
11/22/2047	0.750%	GBP	505,710	1,376,123
08/10/2048	0.125%	GBP	367,356	898,461
03/22/2050	0.500%	GBP	537,956	1,464,806
03/22/2052	0.250%	GBP	453,315	1,224,495
11/22/2055	1.250%	GBP	482,591	1,743,576
11/22/2056	0.125%	GBP	206,347	600,014
03/22/2058	0.125%	GBP	402,501	1,197,305
03/22/2062	0.375%	GBP	496,292	1,697,927
11/22/2065	0.125%	GBP	228,073	797,786
03/22/2068	0.125%	GBP	451,938	1,683,861
Total				24,209,515
United States 43.1%
U.S. Treasury Inflation-Indexed Bond
04/15/2022	0.125%		2,698,880	2,737,956
07/15/2022	0.125%		2,079,307	2,128,278
01/15/2023	0.125%		858,617	879,548
04/15/2023	0.625%		2,452,094	2,549,607
07/15/2023	0.375%		285,456	297,276
07/15/2024	0.125%		124,175	129,731
10/15/2024	0.125%		229,841	240,824
01/15/2025	0.250%		1,266,502	1,332,951
04/15/2025	0.125%		69,482	72,900
07/15/2025	0.375%		2,319,067	2,476,887
01/15/2026	0.625%		2,433,213	2,634,867
01/15/2026	2.000%		1,233,650	1,433,011
07/15/2026	0.125%		1,348,791	1,432,745
01/15/2027	0.375%		680,776	734,019
01/15/2027	2.375%		1,125,154	1,366,106
07/15/2027	0.375%		1,163,413	1,264,377
01/15/2028	0.500%		1,183,795	1,298,316
01/15/2028	1.750%		685,345	817,753
04/15/2028	3.625%		64,993	87,457
07/15/2028	0.750%		1,285,943	1,450,430
01/15/2029	2.500%		659,779	845,890
07/15/2029	0.250%		706,643	773,546
01/15/2030	0.125%		2,541,126	2,747,507
04/15/2032	3.375%		174,778	259,871
02/15/2040	2.125%		827,982	1,220,391
02/15/2041	2.125%		1,100,524	1,642,759
02/15/2042	0.750%		1,020,059	1,219,664
02/15/2043	0.625%		925,591	1,088,643
02/15/2044	1.375%		302,527	412,784
02/15/2045	0.750%		930,915	1,137,768
02/15/2046	1.000%		10,821	14,022
02/15/2047	0.875%		605,408	772,328
02/15/2048	1.000%		972,129	1,285,673
02/15/2049	1.000%		499,256	666,592
02/15/2050	0.250%		488,652	548,466

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	67

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Inflation-Indexed Bonds(a) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury Inflation-Indexed Bond(e)
01/15/2029	0.875%	3,795,629	4,329,693
Total			44,330,636
Total Inflation-Indexed Bonds (Cost $92,843,222)			100,444,062

Options Purchased Calls 0.6%
Value ($)
(Cost $185,228)	567,360

Options Purchased Puts 0.1%

(Cost $272,597)	77,797
Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(f),(g)	63,936	63,936
Total Money Market Funds (Cost $63,936)		63,936
Total Investments in Securities (Cost $96,036,262)		103,341,836
Other Assets & Liabilities, Net		(362,831)
Net Assets		$102,979,005

At June 30, 2020, securities and/or cash totaling $1,679,124 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,025,952 AUD	1,365,940 USD	Citi	07/06/2020	—	(32,205)
1,747,000 DKK	260,601 USD	Citi	07/06/2020	—	(2,821)
133,876 GBP	165,968 USD	Citi	07/06/2020	78	—
2,626,000 GBP	3,252,733 USD	Citi	07/06/2020	—	(1,236)
789,917,000 JPY	7,334,352 USD	Citi	07/06/2020	18,224	—
8,726,000 SEK	926,748 USD	Citi	07/06/2020	—	(9,748)
169,106 USD	151,361 EUR	Citi	07/06/2020	964	—
546,954 USD	484,000 EUR	Citi	07/06/2020	—	(3,130)
376,237 USD	297,000 GBP	Citi	07/06/2020	—	(8,214)
209,452 CAD	155,000 USD	Citi	07/08/2020	716	—
860,297 CAD	620,000 USD	Citi	07/08/2020	—	(13,701)
630,000 USD	877,418 CAD	Citi	07/08/2020	16,312	—
155,000 USD	210,077 CAD	Citi	07/08/2020	—	(256)
200,000 EUR	185,056 GBP	Citi	08/05/2020	4,480	—
340,000 EUR	306,636 GBP	Citi	08/05/2020	—	(2,249)
185,000 EUR	168,023 GBP	Citi	11/02/2020	—	(101)
2,854,000 CAD	2,081,929 USD	Deutsche Bank	07/06/2020	—	(20,335)
438,484 EUR	497,959 USD	Deutsche Bank	07/06/2020	5,277	—
18,192,576 EUR	19,987,517 USD	Deutsche Bank	07/06/2020	—	(453,728)
330,335 GBP	411,813 USD	Deutsche Bank	07/06/2020	2,483	—
17,076,227 GBP	21,081,943 USD	Deutsche Bank	07/06/2020	—	(77,810)
9,288,012 JPY	86,943 USD	Deutsche Bank	07/06/2020	918	—
2,009,000 NZD	1,252,234 USD	Deutsche Bank	07/06/2020	—	(44,187)
132,422 USD	180,100 CAD	Deutsche Bank	07/06/2020	240	—
19,425,737 USD	17,274,800 EUR	Deutsche Bank	07/06/2020	—	(15,709)
19,840,005 USD	16,188,879 GBP	Deutsche Bank	07/06/2020	220,204	—
200,486 USD	161,400 GBP	Deutsche Bank	07/06/2020	—	(489)
223,235 USD	24,072,000 JPY	Deutsche Bank	07/06/2020	—	(282)
630,000 USD	882,937 CAD	Deutsche Bank	07/08/2020	20,378	—
107,642 CAD	79,038 USD	Deutsche Bank	08/05/2020	—	(258)
17,274,800 EUR	19,438,037 USD	Deutsche Bank	08/05/2020	14,617	—
307,341 EUR	345,441 USD	Deutsche Bank	08/05/2020	—	(127)
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
512,518 GBP	550,000 EUR	Deutsche Bank	08/05/2020	—	(16,798)
16,394,533 GBP	20,097,626 USD	Deutsche Bank	08/05/2020	—	(221,520)
Total				304,891	(924,904)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Government 10-Year Bond	11	09/2020	CAD	1,692,020	1,104	—
Eurodollar 90-Day	3	06/2022	USD	748,500	10,308	—
Long Gilt	21	09/2020	GBP	2,890,440	8,017	—
Short Term Euro-BTP	9	09/2020	EUR	1,006,920	7,022	—
U.S. Long Bond	1	09/2020	USD	178,563	908	—
U.S. Treasury 2-Year Note	29	09/2020	USD	6,404,016	1,609	—
U.S. Treasury 5-Year Note	31	09/2020	USD	3,898,008	8,680	—
U.S. Ultra Treasury Bond	3	09/2020	USD	654,469	8,935	—
Total					46,583	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-BTP	(3)	09/2020	EUR	(431,640)	—	(14,497)
Euro-Bund	(9)	09/2020	EUR	(1,588,680)	—	(20,990)
Japanese 10-Year Government Bond	(2)	09/2020	JPY	(303,900,000)	1,633	—
U.S. Treasury 10-Year Note	(3)	09/2020	USD	(417,516)	141	—
U.S. Treasury 10-Year Note	(12)	09/2020	USD	(1,670,063)	—	(3,563)
U.S. Treasury Ultra 10-Year Note	(4)	09/2020	USD	(629,938)	247	—
U.S. Treasury Ultra 10-Year Note	(56)	09/2020	USD	(8,819,125)	—	(33,842)
Total					2,021	(72,892)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	400,000	400,000	1.46	08/16/2021	14,315	31,057
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	351,500	351,500	2.98	03/07/2024	16,113	70,214
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	68,915
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	220,000	220,000	1.49	02/25/2025	11,555	17,461
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	19,406
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	19,327
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	19,649
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	75,041
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	95,000	95,000	2.87	02/22/2039	4,719	17,825
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	130,000	130,000	0.89	04/30/2025	7,014	6,184
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	95,000	95,000	1.28	06/04/2025	5,140	6,409
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	69

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Call option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	95,000	95,000	1.42	06/05/2025	5,092	7,189
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	1,200,000	1,200,000	0.39	05/22/2023	3,660	3,998
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	2,110,000	2,110,000	1.77	11/05/2024	12,438	26,510
20-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month JPY LIBOR BBA	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	11,288
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	2,630,000	2,630,000	1.25	08/10/2020	14,897	54,383
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	3,890,000	3,890,000	1.20	09/23/2020	14,540	76,936
30-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Barclays	USD	100,000	100,000	0.83	11/23/2020	6,920	4,093
90-Day Euro$ Future	UBS	USD	10,978,000	44	99.75	12/13/2021	7,772	19,250
EUR Call/GBP Put	Citi	EUR	465,000	465,000	0.90	11/02/2020	7,439	12,225
Total							185,228	567,360

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	785,000	785,000	2.35	07/13/2020	2,939	—
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	400,000	400,000	1.46	08/16/2021	14,315	2,578
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	390,000	390,000	2.25	08/02/2022	10,530	1,842
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	390,000	390,000	2.25	08/08/2022	9,227	1,867
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	351,500	351,500	2.98	03/07/2024	16,093	1,836
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	350,000	350,000	2.95	03/12/2024	15,697	1,902
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/13/2024	16,763	3,866
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	380,000	380,000	2.50	06/20/2024	15,708	3,896
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	220,000	220,000	1.49	02/25/2025	11,555	7,772
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.05	01/10/2029	5,675	1,753
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.04	01/11/2029	5,700	1,769
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000	100,000	3.08	01/29/2029	5,688	1,726
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	370,000	370,000	3.08	12/06/2038	17,228	10,658
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	95,000	95,000	2.87	02/22/2039	4,606	3,057
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	130,000	130,000	0.89	04/30/2025	7,013	8,087
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	95,000	95,000	1.28	06/04/2025	5,140	4,274
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Put option contracts purchased (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	95,000	95,000	1.42	06/05/2025	5,092	3,764
10-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	197,935,000	197,935,000	1.10	06/29/2022	26,925	353
1-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	2,110,000	2,110,000	1.77	11/05/2024	10,492	2,677
20-Year OTC interest rate swap with Deutsche Bank to receive 6-Month JPY LIBOR BBA and pay exercise rate	Deutsche Bank	JPY	11,600,000	11,600,000	0.78	04/16/2021	3,626	118
30-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	470,000	470,000	2.85	05/09/2022	27,754	3,121
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	90,000	90,000	1.35	09/04/2020	3,645	561
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Barclays	USD	100,000	100,000	0.83	11/23/2020	6,920	6,933
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	UBS	USD	390,000	390,000	3.80	06/07/2021	14,896	59
U.S. Long Bond	UBS	USD	535,688	3	175.00	08/21/2020	9,370	3,328
Total							272,597	77,797

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(500,000)	(500,000)	1.20	8/17/2020	(9,350)	(27,517)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(400,000)	(400,000)	1.42	8/17/2020	(10,400)	(30,625)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(240,000)	(240,000)	1.63	11/02/2020	(5,856)	(22,846)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(527,000)	(527,000)	2.78	3/08/2021	(16,199)	(108,360)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(212,500)	(212,500)	0.71	4/01/2021	(6,056)	(4,850)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(320,000)	(320,000)	0.74	4/01/2021	(8,960)	(7,749)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(87,500)	(87,500)	0.85	4/07/2021	(2,275)	(2,695)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(100,000)	(100,000)	0.88	4/14/2021	(2,750)	(3,262)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(100,000)	(100,000)	0.77	4/15/2021	(2,740)	(2,616)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(120,000)	(120,000)	0.79	4/15/2021	(3,247)	(3,302)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(280,000)	(280,000)	3.05	3/12/2029	(14,854)	(54,251)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(110,000)	(110,000)	0.69	4/06/2021	(2,989)	(2,418)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(120,000)	(120,000)	0.74	4/06/2021	(3,120)	(2,950)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(210,000)	(210,000)	0.87	4/09/2021	(5,691)	(6,774)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	71

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(100,000)	(100,000)	0.72	4/16/2021	(2,760)	(2,371)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(320,000)	(320,000)	0.74	4/19/2021	(8,888)	(7,926)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(200,000)	(200,000)	0.69	5/13/2021	(5,092)	(4,593)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(410,000)	(410,000)	0.75	6/02/2021	(10,281)	(10,795)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(205,000)	(205,000)	0.74	6/25/2021	(5,397)	(5,471)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(205,000)	(205,000)	0.72	6/29/2021	(5,356)	(5,208)
10-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(210,000)	(210,000)	0.74	5/02/2022	(7,266)	(6,635)
1-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(2,110,000)	(2,110,000)	1.58	11/05/2020	(5,664)	(28,632)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(2,110,000)	(2,110,000)	0.37	3/17/2021	(3,640)	(4,491)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(700,000)	(700,000)	0.61	4/06/2023	(2,608)	(3,227)
1-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,200,000)	(1,200,000)	0.69	4/11/2023	(4,605)	(6,177)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(5,250,000)	(5,250,000)	0.75	8/10/2020	(12,220)	(56,070)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,107,500)	(1,107,500)	1.53	12/11/2020	(5,385)	(29,307)
2-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(1,110,000)	(1,110,000)	1.53	12/14/2020	(5,328)	(29,374)
2-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(7,780,000)	(7,780,000)	0.70	9/23/2020	(11,540)	(75,986)
30-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(470,000)	(470,000)	1.39	8/21/2020	(15,040)	(61,263)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	(247,500)	(247,500)	(0.12)	9/12/2022	(3,683)	(4,452)
5-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	EUR	(250,000)	(250,000)	(0.04)	9/13/2022	(3,974)	(5,241)
5-Year OTC interest rate swap with Citi to receive 6-Month EURIBOR and pay exercise rate	Citi	EUR	(530,000)	(530,000)	(0.02)	4/07/2022	(6,597)	(11,205)
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(230,000)	(230,000)	0.20	9/22/2020	(322)	(327)
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(230,000)	(230,000)	0.20	9/24/2020	(276)	(339)
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Call option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(1,845,000)	(1,845,000)	0.25	6/29/2021	(11,623)	(10,828)
5-Year OTC interest rate swap with Deutsche Bank to receive 3-Month USD LIBOR BBA and pay exercise rate	Deutsche Bank	USD	(570,000)	(570,000)	0.61	6/15/2022	(8,593)	(9,207)
5-Year OTC interest rate swap with Deutsche Bank to receive 6-Month EURIBOR and pay exercise rate	Deutsche Bank	EUR	(460,000)	(460,000)	(0.12)	4/04/2022	(5,818)	(7,973)
90-Day Euro$ Future	UBS	USD	(5,489,000)	(22)	99.38	12/13/2021	(9,589)	(26,125)
Total							(256,032)	(693,438)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(270,000)	(270,000)	2.35	07/10/2020	(2,862)	—
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	1.95	07/13/2020	(4,184)	—
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	2.30	07/24/2020	(4,826)	—
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(210,000)	(210,000)	2.00	08/03/2020	(3,190)	—
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(190,000)	(190,000)	1.75	08/07/2020	(3,000)	(1)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(500,000)	(500,000)	1.60	08/17/2020	(9,350)	(12)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(400,000)	(400,000)	1.42	08/17/2020	(10,400)	(29)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(240,000)	(240,000)	1.61	09/14/2020	(5,964)	(22)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(480,000)	(480,000)	1.76	09/16/2020	(12,072)	(23)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(240,000)	(240,000)	1.64	11/02/2020	(5,790)	(75)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(240,000)	(240,000)	1.63	11/02/2020	(5,856)	(80)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(527,000)	(527,000)	2.78	03/08/2021	(16,357)	(27)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(212,500)	(212,500)	0.71	04/01/2021	(6,056)	(4,702)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(320,000)	(320,000)	0.74	04/01/2021	(8,960)	(6,658)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(87,500)	(87,500)	0.85	04/07/2021	(2,275)	(1,410)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(100,000)	(100,000)	0.88	04/14/2021	(2,750)	(1,545)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(100,000)	(100,000)	0.77	04/15/2021	(2,740)	(2,011)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(120,000)	(120,000)	0.79	04/15/2021	(3,247)	(2,282)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(350,000)	(350,000)	2.10	01/06/2022	(7,750)	(1,119)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(350,000)	(350,000)	2.15	01/10/2022	(8,000)	(1,035)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(360,000)	(360,000)	1.95	01/28/2022	(8,415)	(1,613)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	73

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(260,000)	(260,000)	1.85	02/22/2022	(4,000)	(1,485)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(260,000)	(260,000)	1.85	02/22/2022	(4,446)	(1,485)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,020,000)	(1,020,000)	2.75	05/09/2022	(30,054)	(1,787)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	3.25	08/02/2022	(2,574)	(459)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	2.75	08/02/2022	(5,343)	(898)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	3.25	08/08/2022	(2,309)	(465)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(390,000)	(390,000)	2.75	08/08/2022	(4,719)	(911)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/13/2024	(6,286)	(1,289)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/13/2024	(10,477)	(2,223)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.50	06/20/2024	(5,680)	(1,303)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(380,000)	(380,000)	3.00	06/20/2024	(9,428)	(2,244)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(400,000)	(400,000)	2.25	08/20/2024	(12,000)	(5,711)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(280,000)	(280,000)	3.05	03/12/2029	(14,854)	(5,016)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(270,000)	(270,000)	2.35	07/10/2020	(2,687)	—
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	EUR	(1,040,000)	(1,040,000)	0.18	07/16/2020	(14,189)	(104)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(120,000)	(120,000)	0.74	04/06/2021	(3,120)	(2,484)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(110,000)	(110,000)	0.69	04/06/2021	(2,989)	(2,555)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(210,000)	(210,000)	0.87	04/09/2021	(5,691)	(3,239)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(100,000)	(100,000)	0.72	04/16/2021	(2,760)	(2,241)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(320,000)	(320,000)	0.74	04/19/2021	(8,888)	(6,885)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(200,000)	(200,000)	0.69	05/13/2021	(5,092)	(5,036)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(870,000)	(870,000)	1.00	06/01/2021	(13,115)	(11,738)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(410,000)	(410,000)	0.75	06/02/2021	(10,281)	(9,569)
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	UBS	USD	(820,000)	(820,000)	3.87	06/07/2021	(15,878)	(17)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(200,000)	(200,000)	1.05	06/11/2021	(2,840)	(2,504)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(205,000)	(205,000)	0.74	06/25/2021	(5,397)	(5,072)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(205,000)	(205,000)	0.72	06/29/2021	(5,356)	(5,367)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(240,000)	(240,000)	1.60	02/28/2022	(4,380)	(2,128)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(240,000)	(240,000)	1.60	03/03/2022	(4,272)	(2,152)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(237,000)	(237,000)	1.60	03/04/2022	(3,910)	(2,131)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(380,000)	(380,000)	1.60	03/04/2022	(6,384)	(3,417)
10-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(210,000)	(210,000)	0.74	05/02/2022	(7,266)	(7,988)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(2,110,000)	(2,110,000)	1.58	11/05/2020	(4,566)	—
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(4,450,000)	(4,450,000)	2.35	05/17/2021	(8,822)	(7)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(6,070,000)	(6,070,000)	2.15	05/27/2021	(16,996)	(14)
1-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(7,510,000)	(7,510,000)	2.40	06/01/2021	(13,518)	(15)
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(2,110,000)	(2,110,000)	0.37	03/17/2021	(3,640)	(636)
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,650,000)	(1,650,000)	0.55	04/21/2022	(2,896)	(1,410)
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(700,000)	(700,000)	0.61	04/06/2023	(2,608)	(1,379)
1-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,200,000)	(1,200,000)	0.69	04/11/2023	(4,605)	(2,097)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,020,000)	(1,020,000)	1.05	10/02/2020	(1,795)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(2,270,000)	(2,270,000)	2.00	11/27/2020	(2,850)	—
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,107,500)	(1,107,500)	1.53	12/11/2020	(5,385)	(2)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,110,000)	(1,110,000)	1.53	12/14/2020	(5,328)	(2)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(1,490,000)	(1,490,000)	3.25	12/29/2020	(5,438)	(1)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	75

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(2,790,000)	(2,790,000)	0.12	04/08/2021	(10,607)	(508)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,400,000)	(1,400,000)	0.16	04/12/2021	(4,785)	(235)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(908,800)	(908,800)	0.11	05/28/2021	(2,588)	(229)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(940,000)	(940,000)	0.05	06/10/2021	(2,420)	(299)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(420,000)	(420,000)	0.00	06/14/2021	(1,155)	(158)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(420,000)	(420,000)	0.00	06/18/2021	(987)	(162)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(610,000)	(610,000)	0.08	06/28/2021	(1,793)	(167)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(490,000)	(490,000)	0.00	07/01/2021	(996)	(201)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(500,000)	(500,000)	0.00	07/19/2021	(915)	(223)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(640,000)	(640,000)	(0.15)	08/09/2021	(896)	(527)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(1,140,000)	(1,140,000)	(0.15)	08/09/2021	(1,686)	(939)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(2,060,000)	(2,060,000)	(0.25)	09/03/2021	(3,502)	(2,767)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,810,000)	(1,810,000)	0.10	03/29/2021	(6,703)	(329)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,400,000)	(1,400,000)	0.10	04/12/2021	(4,670)	(274)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(1,380,000)	(1,380,000)	0.15	04/19/2021	(5,021)	(249)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(410,000)	(410,000)	0.00	06/14/2021	(1,134)	(154)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(500,000)	(500,000)	0.00	06/21/2021	(1,218)	(194)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(460,000)	(460,000)	0.00	06/25/2021	(1,082)	(183)
2-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(480,000)	(480,000)	(0.05)	07/02/2021	(1,002)	(233)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,870,000)	(1,870,000)	0.60	09/24/2020	(2,174)	(11)
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(1,020,000)	(1,020,000)	1.05	10/02/2020	(1,326)	—
2-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(945,000)	(945,000)	1.00	10/05/2020	(992)	—
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(247,500)	(247,500)	(0.12)	09/12/2022	(3,683)	(2,795)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	EUR	(250,000)	(250,000)	(0.04)	09/13/2022	(3,974)	(2,417)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(700,000)	(700,000)	0.00	07/27/2020	(2,262)	(54)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay 6-Month EURIBOR	Citi	EUR	(530,000)	(530,000)	(0.02)	04/07/2022	(6,597)	(3,651)
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(230,000)	(230,000)	0.50	09/22/2020	(437)	(303)
The accompanying Notes to Financial Statements are an integral part of this statement.
76	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Put option contracts written (continued)
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(230,000)	(230,000)	0.50	09/24/2020	(546)	(321)
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 3-Month USD LIBOR BBA	Deutsche Bank	USD	(570,000)	(570,000)	0.61	06/15/2022	(8,593)	(7,833)
5-Year OTC interest rate swap with Deutsche Bank to receive exercise rate and pay 6-Month EURIBOR	Deutsche Bank	EUR	(460,000)	(460,000)	(0.12)	04/04/2022	(5,818)	(3,907)
Total							(538,718)	(157,433)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 1.528%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/22/2020	USD	1,120,000	6,850	—	—	6,850	—
3-Month USD LIBOR	Fixed rate of 1.560%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/27/2021	USD	2,120,000	(28,714)	—	—	—	(28,714)
3-Month USD LIBOR	Fixed rate of 1.560%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/30/2021	USD	450,000	(6,063)	—	—	—	(6,063)
3-Month USD LIBOR	Fixed rate of 1.770%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/15/2021	USD	610,000	(9,165)	—	—	—	(9,165)
Fixed rate of 2.014%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/02/2021	USD	245,000	5,856	—	—	5,856	—
6-Month EURIBOR	Fixed rate of -0.450%	Receives SemiAnnually, Pays Annually	Goldman Sachs	12/16/2021	EUR	495,000	1,609	—	—	1,609	—
Fixed rate of -0.298%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	01/16/2022	EUR	980,000	1,607	—	—	1,607	—
Fixed rate of 2.526%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/07/2022	USD	6,090,000	282,224	—	—	282,224	—
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/26/2022	USD	5,810,000	(240,401)	—	—	—	(240,401)
Fixed rate of -0.479%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/05/2022	EUR	500,000	(813)	—	—	—	(813)
Fixed rate of 0.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/06/2022	EUR	300,000	(484)	—	—	—	(484)
Fixed rate of 0.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/09/2022	EUR	360,000	(673)	—	—	—	(673)
6-Month EURIBOR	Fixed rate of -0.354%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/20/2022	EUR	240,000	(224)	—	—	—	(224)
6-Month EURIBOR	Fixed rate of -0.335%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/20/2022	EUR	230,000	(314)	—	—	—	(314)
6-Month EURIBOR	Fixed rate of -0.298%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/23/2022	EUR	1,100,000	(2,318)	—	—	—	(2,318)
3-Month USD LIBOR	Fixed rate of 1.870%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/02/2022	USD	2,330,000	(39,273)	—	—	—	(39,273)
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/03/2022	USD	2,817,500	(39,287)	—	—	—	(39,287)
3-Month USD LIBOR	Fixed rate of 0.248%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/15/2022	USD	650,000	(434)	—	—	—	(434)
Fixed rate of 1.744%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/16/2022	USD	750,000	22,736	—	—	22,736	—
6-Month EURIBOR	Fixed rate of -0.376%	Receives SemiAnnually, Pays Annually	Goldman Sachs	06/19/2022	EUR	640,000	175	—	—	175	—
Fixed rate of -0.250%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/24/2022	EUR	222,000	623	—	—	623	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	77

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of -0.290%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/25/2022	EUR	83,000	162	—	—	162	—
Fixed rate of -0.280%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/26/2022	EUR	83,000	185	—	—	185	—
Fixed rate of -0.275%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/30/2022	EUR	84,000	200	—	—	200	—
Fixed rate of 1.713%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/13/2022	USD	3,750,000	57,229	—	—	57,229	—
Fixed rate of -0.296%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	07/16/2022	EUR	330,000	710	—	—	710	—
Fixed rate of -0.300%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	07/20/2022	EUR	560,000	1,156	—	—	1,156	—
Fixed rate of -0.303%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	07/20/2022	EUR	480,000	959	—	—	959	—
Fixed rate of 0.297%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/30/2022	USD	320,000	503	—	—	503	—
Fixed rate of 0.295%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/10/2022	USD	100,000	156	—	—	156	—
Fixed rate of 0.730%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/04/2022	USD	1,140,000	11,782	—	—	11,782	—
Fixed rate of 0.733%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/04/2022	USD	430,000	4,474	—	—	4,474	—
Fixed rate of 0.692%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2022	USD	285,000	2,724	—	—	2,724	—
Fixed rate of 0.668%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2022	USD	125,000	1,135	—	—	1,135	—
Fixed rate of 0.508%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/11/2022	USD	290,000	1,705	—	—	1,705	—
6-Month EURIBOR	Fixed rate of -0.257%	Receives SemiAnnually, Pays Annually	Goldman Sachs	09/22/2022	EUR	450,000	(1,538)	—	—	—	(1,538)
Fixed rate of 0.383%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/28/2022	USD	210,000	714	—	—	714	—
Fixed rate of 0.345%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/29/2022	USD	1,030,000	2,720	—	—	2,720	—
Fixed rate of 0.370%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/29/2022	USD	420,000	1,323	—	—	1,323	—
Fixed rate of 0.428%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/29/2022	USD	240,000	1,035	—	—	1,035	—
Fixed rate of -0.316%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/29/2022	EUR	500,000	1,026	—	—	1,026	—
Fixed rate of 0.356%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/29/2022	USD	260,000	744	—	—	744	—
Fixed rate of 0.353%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	10/02/2022	USD	530,000	1,490	—	—	1,490	—
Fixed rate of -0.329%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	10/02/2022	EUR	450,000	798	—	—	798	—
Fixed rate of -0.342%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	10/02/2022	EUR	510,000	748	—	—	748	—
Fixed rate of -0.346%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	11/02/2022	EUR	330,000	463	—	—	463	—
Fixed rate of -0.310%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	02/01/2023	EUR	530,000	1,207	—	—	1,207	—
Fixed rate of -0.333%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	02/12/2023	EUR	270,000	475	—	—	475	—
Fixed rate of 1.095%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/01/2023	USD	1,160,000	20,706	—	—	20,706	—
The accompanying Notes to Financial Statements are an integral part of this statement.
78	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.878%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	580,000	7,837	—	—	7,837	—
Fixed rate of 0.882%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	575,000	7,809	—	—	7,809	—
Fixed rate of 0.873%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	420,000	5,629	—	—	5,629	—
Fixed rate of 1.058%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2023	USD	140,000	2,396	—	—	2,396	—
Fixed rate of -0.414%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/02/2023	EUR	620,000	(42)	—	—	—	(42)
Fixed rate of -0.474%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	03/04/2023	EUR	250,000	(359)	—	—	—	(359)
6-Month EURIBOR	Fixed rate of -0.180%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/24/2023	EUR	1,000,000	(5,274)	—	—	—	(5,274)
6-Month EURIBOR	Fixed rate of -0.175%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/24/2023	EUR	1,005,000	(5,415)	—	—	—	(5,415)
6-Month EURIBOR	Fixed rate of -0.169%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/24/2023	EUR	1,005,000	(5,557)	—	—	—	(5,557)
6-Month EURIBOR	Fixed rate of 0.098%	Receives SemiAnnually, Pays Annually	Goldman Sachs	04/12/2023	EUR	1,310,000	(15,177)	—	—	—	(15,177)
Fixed rate of -0.307%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	04/29/2023	EUR	460,000	1,074	—	—	1,074	—
Fixed rate of -0.342%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	05/03/2023	EUR	330,000	504	—	—	504	—
Fixed rate of -0.382%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	05/04/2023	EUR	310,000	194	—	—	194	—
Fixed rate of 0.297%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/05/2023	USD	430,000	782	—	—	782	—
Fixed rate of -0.368%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	05/06/2023	EUR	220,000	208	—	—	208	—
Fixed rate of 0.307%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/14/2023	USD	450,000	868	—	—	868	—
Fixed rate of 0.294%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/14/2023	USD	450,000	751	—	—	751	—
Fixed rate of -0.415%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/24/2023	EUR	230,000	(47)	—	—	—	(47)
Fixed rate of -0.395%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/25/2023	EUR	230,000	67	—	—	67	—
Fixed rate of -0.419%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	07/02/2023	EUR	260,000	(11)	—	—	—	(11)
3-Month USD LIBOR	Fixed rate of 1.771%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/12/2023	USD	3,810,000	(58,295)	—	—	—	(58,295)
6-Month EURIBOR	Fixed rate of -0.300%	Receives SemiAnnually, Pays Annually	Goldman Sachs	07/25/2023	EUR	1,340,000	(3,253)	—	—	—	(3,253)
Fixed rate of -0.454%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/11/2023	EUR	160,000	(181)	—	—	—	(181)
Fixed rate of -0.577%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	08/17/2023	EUR	160,000	(631)	—	—	—	(631)
Fixed rate of -0.433%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/14/2023	EUR	130,000	(92)	—	—	—	(92)
Fixed rate of -0.450%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	09/28/2023	EUR	280,000	(314)	—	—	—	(314)
Fixed rate of -0.436%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	10/06/2023	EUR	130,000	(106)	—	—	—	(106)
6-Month EURIBOR	Fixed rate of -0.167%	Receives SemiAnnually, Pays Annually	Goldman Sachs	12/13/2023	EUR	460,000	(2,404)	—	—	—	(2,404)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	79

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of -0.115%	Receives SemiAnnually, Pays Annually	Goldman Sachs	12/27/2023	EUR	380,000	(2,421)	—	—	—	(2,421)
6-Month EURIBOR	Fixed rate of -0.056%	Receives SemiAnnually, Pays Annually	Goldman Sachs	01/03/2024	EUR	240,000	(1,848)	—	—	—	(1,848)
6-Month EURIBOR	Fixed rate of -0.050%	Receives SemiAnnually, Pays Annually	Goldman Sachs	01/03/2024	EUR	240,000	(1,884)	—	—	—	(1,884)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.852%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/01/2024	USD	2,210,000	(78,958)	—	—	—	(78,958)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.706%	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/12/2024	USD	1,000,000	(27,526)	—	—	—	(27,526)
Fixed rate of 3.208%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	10/29/2024	USD	1,025,000	122,707	—	—	122,707	—
6-Month EURIBOR	Fixed rate of -0.173%	Receives SemiAnnually, Pays Annually	Goldman Sachs	11/11/2024	EUR	100,000	(804)	—	—	—	(804)
6-Month EURIBOR	Fixed rate of -0.216%	Receives SemiAnnually, Pays Annually	Goldman Sachs	11/21/2024	EUR	160,000	(910)	—	—	—	(910)
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	11/29/2024	USD	2,000,000	228,767	—	—	228,767	—
3-Month USD LIBOR	Fixed rate of 2.572%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/07/2025	USD	1,720,000	(197,307)	—	—	—	(197,307)
Fixed rate of 2.521%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/28/2025	USD	560,000	56,648	—	—	56,648	—
6-Month EURIBOR	Fixed rate of -0.175%	Receives SemiAnnually, Pays Annually	Goldman Sachs	03/18/2025	EUR	25,000	(282)	—	—	—	(282)
3-Month USD LIBOR	Fixed rate of 0.626%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/14/2025	USD	330,000	(4,334)	—	—	—	(4,334)
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/02/2025	USD	320,000	559	—	—	559	—
Fixed rate of 0.760%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2025	USD	113,000	2,367	—	—	2,367	—
3-Month USD LIBOR	Fixed rate of 0.820%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/08/2025	USD	220,000	(5,275)	—	—	—	(5,275)
3-Month USD LIBOR	Fixed rate of 0.652%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	04/20/2027	USD	60,000	(355)	—	—	—	(355)
Fixed rate of 0.680%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/20/2027	USD	325,000	1,958	—	—	1,958	—
Fixed rate of 0.652%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/20/2027	USD	325,000	1,513	—	—	1,513	—
Fixed rate of 3.505%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2028	GBP	705,000	48,407	—	—	48,407	—
Fixed rate of 3.490%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	GBP	640,000	31,399	—	—	31,399	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.290%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2029	EUR	900,000	(59,627)	—	—	—	(59,627)
Fixed rate of 1.750%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	08/22/2029	USD	555,000	16,337	—	—	16,337	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.750%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	345,000	(31,422)	—	—	—	(31,422)
The accompanying Notes to Financial Statements are an integral part of this statement.
80	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
UK Retail Price Index All Items Monthly	Fixed rate of 3.715%	Receives at Maturity, Pays at Maturity	Goldman Sachs	09/15/2029	GBP	400,000	(34,040)	—	—	—	(34,040)
UK Retail Price Index All Items Monthly	Fixed rate of 3.456%	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/15/2029	GBP	165,000	(6,064)	—	—	—	(6,064)
Fixed rate of 1.857%	U.S. CPI Urban Consumers NSA	Receives at Maturity, Pays at Maturity	Goldman Sachs	11/25/2029	USD	530,000	21,241	—	—	21,241	—
UK Retail Price Index All Items Monthly	Fixed rate of 3.463%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/15/2029	GBP	320,000	(10,285)	—	—	—	(10,285)
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/16/2029	USD	392,000	42,729	—	—	42,729	—
Fixed rate of 1.797%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/07/2030	USD	120,000	14,022	—	—	14,022	—
Fixed rate of 1.726%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/08/2030	USD	120,000	13,181	—	—	13,181	—
6-Month EURIBOR	Fixed rate of 0.185%	Receives SemiAnnually, Pays Annually	Goldman Sachs	01/16/2030	EUR	200,000	(8,856)	—	—	—	(8,856)
Fixed rate of 1.750%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/23/2030	USD	130,000	14,658	—	—	14,658	—
Fixed rate of 1.694%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/28/2030	USD	120,000	12,899	—	—	12,899	—
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/29/2030	USD	120,000	11,567	—	—	11,567	—
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	01/30/2030	USD	120,000	11,881	—	—	11,881	—
3-Month USD LIBOR	Fixed rate of 1.631%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/10/2030	USD	120,000	(12,244)	—	—	—	(12,244)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.850%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/10/2030	USD	1,080,000	(46,038)	—	—	—	(46,038)
Fixed rate of 0.682%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/15/2030	USD	290,000	1,526	—	—	1,526	—
Eurostat Eurozone HICP ex-Tobacco NSA	Fixed rate of 1.147%	Receives at Maturity, Pays at Maturity	Goldman Sachs	02/15/2030	EUR	540,000	(23,957)	—	—	—	(23,957)
Fixed rate of 1.432%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/25/2030	USD	120,000	9,866	—	—	9,866	—
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/26/2030	USD	120,000	8,521	—	—	8,521	—
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/26/2030	USD	100,000	7,041	—	—	7,041	—
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	02/27/2030	USD	240,000	(16,886)	—	—	—	(16,886)
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/02/2030	USD	120,000	7,566	—	—	7,566	—
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	03/11/2030	USD	60,000	(354)	—	—	—	(354)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.235%	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/13/2030	USD	1,030,000	23,299	—	—	23,299	—
Fixed rate of 3.298%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	03/15/2030	GBP	645,000	920	—	—	920	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	81

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.706%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/25/2030	USD	160,000	1,575	—	—	1,575	—
Fixed rate of 0.639%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/07/2030	USD	170,000	(97)	—	—	—	(97)
Fixed rate of 0.820%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/14/2030	USD	170,000	2,952	—	—	2,952	—
Fixed rate of 1.570%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/29/2030	USD	130,000	12,031	—	—	12,031	—
Fixed rate of 0.661%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	04/29/2030	USD	50,000	127	—	—	127	—
Fixed rate of 0.592%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/01/2030	USD	110,000	(434)	—	—	—	(434)
Fixed rate of 0.619%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/04/2030	USD	150,000	(153)	—	—	—	(153)
Fixed rate of 0.642%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/05/2030	USD	110,000	137	—	—	137	—
Fixed rate of 0.599%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/18/2030	USD	110,000	(317)	—	—	—	(317)
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/02/2030	USD	170,000	(309)	—	—	—	(309)
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/03/2030	USD	150,000	519	—	—	519	—
Fixed rate of 0.703%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/16/2030	USD	150,000	1,042	—	—	1,042	—
Fixed rate of 0.664%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/17/2030	USD	40,000	125	—	—	125	—
Fixed rate of -0.147%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Goldman Sachs	06/23/2030	EUR	475,000	1,298	—	—	1,298	—
Fixed rate of 0.702%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/23/2030	USD	80,000	540	—	—	540	—
Fixed rate of 0.659%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/29/2030	USD	20,000	48	—	—	48	—
Fixed rate of 0.662%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/30/2030	USD	30,000	79	—	—	79	—
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/01/2030	USD	30,000	3	—	—	3	—
Fixed rate of 0.639%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	07/02/2030	USD	110,000	(2)	—	—	—	(2)
3-Month USD LIBOR	Fixed rate of 1.760%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/09/2030	USD	125,000	(13,878)	—	—	—	(13,878)
3-Month USD LIBOR	Fixed rate of 0.670%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/17/2030	USD	130,000	(410)	—	—	—	(410)
3-Month USD LIBOR	Fixed rate of 0.700%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/22/2030	USD	240,000	(1,441)	—	—	—	(1,441)
3-Month USD LIBOR	Fixed rate of 1.315%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/27/2030	USD	390,000	(25,717)	—	—	—	(25,717)
Fixed rate of 1.020%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2030	USD	160,000	5,835	—	—	5,835	—
3-Month USD LIBOR	Fixed rate of 0.680%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/16/2030	USD	250,000	(687)	—	—	—	(687)
3-Month NZD LIBOR	Fixed rate of 1.080%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	09/16/2030	NZD	1,510,000	(30,828)	—	—	—	(30,828)
3-Month USD LIBOR	Fixed rate of 0.652%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/04/2030	USD	250,000	(5)	—	—	—	(5)
Fixed rate of 2.447%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/18/2031	USD	80,000	13,665	—	—	13,665	—
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
3-Month USD LIBOR	Fixed rate of 0.761%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/03/2031	USD	294,000	(1,322)	—	—	—	(1,322)
Fixed rate of 2.102%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	06/22/2031	USD	40,000	5,435	—	—	5,435	—
3-Month USD LIBOR	Fixed rate of 0.760%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/03/2032	USD	310,000	1,375	—	—	1,375	—
3-Month USD LIBOR	Fixed rate of 0.765%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/04/2032	USD	320,000	1,268	—	—	1,268	—
3-Month USD LIBOR	Fixed rate of 0.770%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/06/2032	USD	210,000	740	—	—	740	—
6-Month JPY BBA LIBOR	Fixed rate of 0.336%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	02/08/2034	JPY	3,070,000	(847)	—	—	—	(847)
3-Month USD LIBOR	Fixed rate of 1.645%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/22/2034	USD	120,000	(7,448)	—	—	—	(7,448)
UK Retail Price Index All Items Monthly	Fixed rate of 3.420%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2034	GBP	815,000	(49,815)	—	—	—	(49,815)
3-Month USD LIBOR	Fixed rate of 1.907%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/21/2034	USD	150,000	(12,933)	—	—	—	(12,933)
3-Month USD LIBOR	Fixed rate of 1.933%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/22/2034	USD	120,000	(10,642)	—	—	—	(10,642)
3-Month USD LIBOR	Fixed rate of 1.976%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/23/2034	USD	60,000	(5,567)	—	—	—	(5,567)
3-Month USD LIBOR	Fixed rate of 1.982%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/23/2034	USD	60,000	(5,599)	—	—	—	(5,599)
3-Month USD LIBOR	Fixed rate of 1.998%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/07/2034	USD	130,000	(12,300)	—	—	—	(12,300)
3-Month USD LIBOR	Fixed rate of 2.111%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/12/2034	USD	130,000	(13,698)	—	—	—	(13,698)
UK Retail Price Index All Items Monthly	Fixed rate of 3.360%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	300,000	(8,608)	—	—	—	(8,608)
UK Retail Price Index All Items Monthly	Fixed rate of 3.390%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2035	GBP	300,000	(11,203)	—	—	—	(11,203)
Fixed rate of 0.921%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/16/2035	USD	110,000	(1,307)	—	—	—	(1,307)
6-Month JPY BBA LIBOR	Fixed rate of 0.295%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	06/17/2039	JPY	2,550,000	(327)	—	—	—	(327)
6-Month JPY BBA LIBOR	Fixed rate of 0.167%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	08/08/2039	JPY	1,860,000	178	—	—	178	—
Fixed rate of 3.360%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2039	GBP	815,000	65,699	—	—	65,699	—
3-Month USD LIBOR	Fixed rate of 2.098%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	10/23/2039	USD	70,000	(6,082)	—	—	—	(6,082)
Fixed rate of 3.341%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2040	GBP	300,000	17,030	—	—	17,030	—
Fixed rate of 3.310%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2040	GBP	300,000	12,924	—	—	12,924	—
6-Month JPY BBA LIBOR	Fixed rate of 0.715%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	03/21/2044	JPY	1,800,000	(1,256)	—	—	—	(1,256)
6-Month JPY BBA LIBOR	Fixed rate of 0.201%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	08/28/2044	JPY	930,000	244	—	—	244	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	83

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.270%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2044	GBP	630,000	71,048	—	—	71,048	—
3-Month USD LIBOR	Fixed rate of 2.110%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/15/2044	USD	160,000	(14,191)	—	—	—	(14,191)
Fixed rate of 3.220%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2045	GBP	300,000	21,192	—	—	21,192	—
Fixed rate of 3.239%	UK Retail Price Index All Items Monthly	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2045	GBP	200,000	16,508	—	—	16,508	—
6-Month JPY BBA LIBOR	Fixed rate of 0.371%	Receives SemiAnnually, Pays SemiAnnually	Goldman Sachs	01/30/2045	JPY	1,450,000	(43)	—	—	—	(43)
3-Month USD LIBOR	Fixed rate of 0.920%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	11/15/2045	USD	190,000	26	—	—	26	—
3-Month USD LIBOR	Fixed rate of 2.378%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	07/05/2049	USD	60,000	(6,866)	—	—	—	(6,866)
3-Month USD LIBOR	Fixed rate of 1.709%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/16/2049	USD	50,000	(2,897)	—	—	—	(2,897)
3-Month USD LIBOR	Fixed rate of 1.667%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	08/17/2049	USD	40,000	(2,174)	—	—	—	(2,174)
UK Retail Price Index All Items Monthly	Fixed rate of 3.160%	Receives at Maturity, Pays at Maturity	Goldman Sachs	10/15/2049	GBP	630,000	(90,062)	—	—	—	(90,062)
U.S. CPI Urban Consumers NSA	Fixed rate of 1.960%	Receives at Maturity, Pays at Maturity	Goldman Sachs	12/12/2049	USD	385,000	(40,766)	—	—	—	(40,766)
UK Retail Price Index All Items Monthly	Fixed rate of 3.133%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2050	GBP	200,000	(23,369)	—	—	—	(23,369)
UK Retail Price Index All Items Monthly	Fixed rate of 3.111%	Receives at Maturity, Pays at Maturity	Goldman Sachs	01/15/2050	GBP	300,000	(29,595)	—	—	—	(29,595)
Fixed rate of 1.828%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	02/10/2050	USD	50,000	12,588	—	—	12,588	—
Fixed rate of 0.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	03/11/2050	USD	20,000	(1,210)	—	—	—	(1,210)
Fixed rate of 1.820%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	05/07/2050	USD	85,000	20,987	—	—	20,987	—
3-Month USD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	05/18/2050	USD	40,000	1,235	—	—	1,235	—
3-Month USD LIBOR	Fixed rate of 2.350%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/15/2050	USD	150,000	(58,778)	—	—	—	(58,778)
6-Month EURIBOR	Fixed rate of 0.055%	Receives SemiAnnually, Pays Annually	Goldman Sachs	06/23/2050	EUR	155,000	(1,073)	—	—	—	(1,073)
Fixed rate of 1.103%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	08/21/2050	USD	75,000	3,693	—	—	3,693	—
Fixed rate of 1.250%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	09/08/2050	USD	37,000	3,273	—	—	3,273	—
3-Month USD LIBOR	Fixed rate of 1.090%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/20/2052	USD	60,000	(1,894)	—	—	—	(1,894)
3-Month USD LIBOR	Fixed rate of 1.136%	Receives Quarterly, Pays SemiAnnually	Goldman Sachs	06/20/2052	USD	60,000	(2,640)	—	—	—	(2,640)
Fixed rate of 1.929%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Goldman Sachs	12/01/2056	USD	10,000	2,353	—	—	2,353	—
Total							(61,647)	—	—	1,475,679	(1,537,326)

The accompanying Notes to Financial Statements are an integral part of this statement.
84	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Reference index and values for swap contracts as of period end
Reference index		Reference rate
3-Month NZD LIBOR	London Interbank Offered Rate	0.255%
3-Month USD LIBOR	London Interbank Offered Rate	0.344%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.308%)
6-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.017%)
Eurostat Eurozone HICP ex-Tobacco NSA	Harmonised Index of Consumer Price Index Excluding Tobacco	0.300%
U.S. CPI Urban Consumers NSA	United States Consumer Price All Urban Non-Seasonally Adjusted Index	0.646%
UK Retail Price Index All Items Monthly	United Kingdom Retail Price Index All Items	0.600%
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Principal and interest may not be guaranteed by a governmental entity.
(c)	Zero coupon bond.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2020, the total value of these securities amounted to $46,778,803, which represents 45.43% of total net assets.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	1,082,616	22,811,812	(23,830,492)	—	63,936	955	11,899	63,936
Abbreviation Legend
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	85

Portfolio of Investments   (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Foreign Government Obligations	—	2,188,681	—	2,188,681
Inflation-Indexed Bonds	—	100,444,062	—	100,444,062
Options Purchased Calls	19,250	548,110	—	567,360
Options Purchased Puts	3,328	74,469	—	77,797
Money Market Funds	63,936	—	—	63,936
Total Investments in Securities	86,514	103,255,322	—	103,341,836
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	304,891	—	304,891
Futures Contracts	48,604	—	—	48,604
Swap Contracts	—	1,475,679	—	1,475,679
Liability
Forward Foreign Currency Exchange Contracts	—	(924,904)	—	(924,904)
Futures Contracts	(72,892)	—	—	(72,892)
Options Contracts Written	(26,125)	(824,746)	—	(850,871)
Swap Contracts	—	(1,537,326)	—	(1,537,326)
Total	36,101	101,748,916	—	101,785,017
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
86	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 2.0%
Media 2.0%
Interpublic Group of Companies, Inc. (The)	420,000	7,207,200
ViacomCBS, Inc., Class B	182,000	4,244,240
Total		11,451,440
Total Communication Services		11,451,440
Consumer Discretionary 9.1%
Auto Components 2.7%
Aptiv PLC	49,000	3,818,080
BorgWarner, Inc.	330,000	11,649,000
Total		15,467,080
Hotels, Restaurants & Leisure 5.4%
Darden Restaurants, Inc.	141,250	10,702,513
Las Vegas Sands Corp.	88,200	4,016,628
Marriott International, Inc., Class A	71,700	6,146,841
Yum! Brands, Inc.	106,500	9,255,915
Total		30,121,897
Household Durables 1.0%
Mohawk Industries, Inc.(a)	55,800	5,678,208
Total Consumer Discretionary		51,267,185
Consumer Staples 7.9%
Food & Staples Retailing 3.1%
Kroger Co. (The)	251,775	8,522,584
Sysco Corp.	165,200	9,029,832
Total		17,552,416
Food Products 4.8%
Archer-Daniels-Midland Co.	358,925	14,321,107
Hormel Foods Corp.	96,400	4,653,228
Tyson Foods, Inc., Class A	134,000	8,001,140
Total		26,975,475
Total Consumer Staples		44,527,891
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Cimarex Energy Co.	168,400	4,629,316
Devon Energy Corp.	370,800	4,204,872
Parsley Energy, Inc., Class A	367,600	3,925,968
Valero Energy Corp.	115,300	6,781,946
Total		19,542,102
Total Energy		19,542,102
Financials 17.9%
Banks 4.4%
Prosperity Bancshares, Inc.	155,800	9,251,404
TCF Financial Corp.	222,500	6,545,950
Zions Bancorp	254,200	8,642,800
Total		24,440,154
Capital Markets 1.5%
E*TRADE Financial Corp.	171,400	8,523,722
Insurance 12.0%
Aflac, Inc.	209,500	7,548,285
Alleghany Corp.	23,270	11,382,288
Allstate Corp. (The)	98,175	9,521,993
American Financial Group, Inc.	139,000	8,820,940
Arthur J Gallagher & Co.	76,600	7,467,734
Everest Re Group Ltd.	44,500	9,175,900
Old Republic International Corp.	338,000	5,512,780
WR Berkley Corp.	142,000	8,135,180
Total		67,565,100
Total Financials		100,528,976
Health Care 6.7%
Health Care Equipment & Supplies 1.6%
Hill-Rom Holdings, Inc.	83,800	9,199,564
Health Care Providers & Services 4.1%
AmerisourceBergen Corp.	57,650	5,809,391
Molina Healthcare, Inc.(a)	36,600	6,514,068
Quest Diagnostics, Inc.	94,100	10,723,636
Total		23,047,095
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	87

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.0%
QIAGEN NV(a)	132,900	5,689,449
Total Health Care		37,936,108
Industrials 15.1%
Aerospace & Defense 1.7%
Textron, Inc.	291,800	9,603,138
Airlines 0.4%
Alaska Air Group, Inc.	55,800	2,023,308
Building Products 1.7%
Owens Corning	171,600	9,568,416
Commercial Services & Supplies 0.9%
Republic Services, Inc.	62,300	5,111,715
Electrical Equipment 1.3%
Hubbell, Inc.	59,300	7,433,848
Machinery 4.0%
AGCO Corp.	170,600	9,461,476
Parker-Hannifin Corp.	51,100	9,365,097
Xylem, Inc.	57,000	3,702,720
Total		22,529,293
Professional Services 1.3%
ManpowerGroup, Inc.	108,100	7,431,875
Road & Rail 3.8%
JB Hunt Transport Services, Inc.	80,600	9,699,404
Landstar System, Inc.	103,300	11,601,623
Total		21,301,027
Total Industrials		85,002,620
Information Technology 14.8%
Communications Equipment 1.1%
Motorola Solutions, Inc.	42,750	5,990,558
Electronic Equipment, Instruments & Components 4.2%
Amphenol Corp., Class A	38,800	3,717,428
Coherent, Inc.(a)	62,925	8,241,916
Flex Ltd.(a)	887,000	9,091,750
Zebra Technologies Corp., Class A(a)	11,400	2,917,830
Total		23,968,924
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.1%
DXC Technology Co.	200,400	3,306,600
Genpact Ltd.	244,500	8,929,140
Leidos Holdings, Inc.	77,400	7,250,058
MAXIMUS, Inc.	129,100	9,095,095
Total		28,580,893
Semiconductors & Semiconductor Equipment 1.9%
KLA Corp.	18,900	3,675,672
Skyworks Solutions, Inc.	54,300	6,942,798
Total		10,618,470
Software 1.6%
Nuance Communications, Inc.(a)	362,500	9,173,062
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.	502,000	4,884,460
Total Information Technology		83,216,367
Materials 11.0%
Chemicals 3.2%
Eastman Chemical Co.	144,450	10,059,498
Westlake Chemical Corp.	154,700	8,299,655
Total		18,359,153
Containers & Packaging 4.7%
AptarGroup, Inc.	68,700	7,693,026
Avery Dennison Corp.	101,500	11,580,135
Packaging Corp. of America	71,100	7,095,780
Total		26,368,941
Metals & Mining 3.1%
Reliance Steel & Aluminum Co.	99,097	9,407,278
Steel Dynamics, Inc.	301,400	7,863,526
Total		17,270,804
Total Materials		61,998,898
Real Estate 8.0%
Equity Real Estate Investment Trusts (REITS) 8.0%
American Homes 4 Rent, Class A	199,000	5,353,100
Healthcare Trust of America, Inc., Class A	260,300	6,903,156
Highwoods Properties, Inc.	249,500	9,313,835
Lamar Advertising Co., Class A	145,500	9,713,580

The accompanying Notes to Financial Statements are an integral part of this statement.
88	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
National Retail Properties, Inc.	195,000	6,918,600
Public Storage	34,700	6,658,583
Total		44,860,854
Total Real Estate		44,860,854
Utilities 2.8%
Electric Utilities 2.8%
Alliant Energy Corp.	162,000	7,750,080
Xcel Energy, Inc.	129,000	8,062,500
Total		15,812,580
Total Utilities		15,812,580
Total Common Stocks (Cost $591,894,190)		556,145,021

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	7,068,884	7,068,884
Total Money Market Funds (Cost $7,069,328)		7,068,884
Total Investments in Securities (Cost: $598,963,518)		563,213,905
Other Assets & Liabilities, Net		(454,597)
Net Assets		562,759,308

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	22,714,277	38,442,448	(54,087,935)	94	7,068,884	3,422	71,403	7,068,884
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	89

Portfolio of Investments   (continued)
CTIVP® – Victory Sycamore Established Value Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	11,451,440	—	—	11,451,440
Consumer Discretionary	51,267,185	—	—	51,267,185
Consumer Staples	44,527,891	—	—	44,527,891
Energy	19,542,102	—	—	19,542,102
Financials	100,528,976	—	—	100,528,976
Health Care	37,936,108	—	—	37,936,108
Industrials	85,002,620	—	—	85,002,620
Information Technology	83,216,367	—	—	83,216,367
Materials	61,998,898	—	—	61,998,898
Real Estate	44,860,854	—	—	44,860,854
Utilities	15,812,580	—	—	15,812,580
Total Common Stocks	556,145,021	—	—	556,145,021
Money Market Funds	7,068,884	—	—	7,068,884
Total Investments in Securities	563,213,905	—	—	563,213,905
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
90	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments
Variable Portfolio – Partners Core Equity Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 7.9%
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	547,485	30,182,848
Entertainment 1.0%
Electronic Arts, Inc.(a)	120,211	15,873,863
Madison Square Garden Sports Corp., Class A(a)	48,076	7,061,884
Take-Two Interactive Software, Inc.(a)	45,127	6,298,375
Total		29,234,122
Interactive Media & Services 5.3%
Alphabet, Inc., Class C(a)	89,260	126,178,829
Facebook, Inc., Class A(a)	143,589	32,604,754
Total		158,783,583
Media 0.6%
Altice U.S.A., Inc., Class A(a)	139,481	3,143,901
Cable One, Inc.	2,060	3,656,191
Omnicom Group, Inc.	189,568	10,350,413
Total		17,150,505
Total Communication Services		235,351,058
Consumer Discretionary 10.1%
Automobiles 1.4%
Ford Motor Co.	3,326,486	20,225,035
General Motors Co.	871,109	22,039,058
Total		42,264,093
Diversified Consumer Services 0.1%
Graham Holdings Co., Class B	8,406	2,880,484
Hotels, Restaurants & Leisure 2.8%
Domino’s Pizza, Inc.	5,094	1,881,927
Hilton Worldwide Holdings, Inc.	118,843	8,729,018
Las Vegas Sands Corp.	121,026	5,511,524
Marriott International, Inc., Class A	101,523	8,703,567
McDonald’s Corp.	97,901	18,059,798
Starbucks Corp.	334,744	24,633,811
Yum! Brands, Inc.	158,546	13,779,233
Total		81,298,878
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet & Direct Marketing Retail 4.6%
Amazon.com, Inc.(a)	47,537	131,146,026
Expedia Group, Inc.	71,205	5,853,051
Total		136,999,077
Multiline Retail 0.4%
Dollar Tree, Inc.(a)	133,490	12,371,853
Specialty Retail 0.8%
AutoZone, Inc.(a)	11,974	13,508,109
Best Buy Co., Inc.	9,469	826,359
Home Depot, Inc. (The)	5,464	1,368,787
TJX Companies, Inc. (The)	148,300	7,498,048
Total		23,201,303
Total Consumer Discretionary		299,015,688
Consumer Staples 5.4%
Beverages 1.5%
Coca-Cola Co. (The)	459,000	20,508,120
PepsiCo, Inc.	180,387	23,857,985
Total		44,366,105
Food & Staples Retailing 0.6%
Costco Wholesale Corp.	15,700	4,760,397
Kroger Co. (The)	202,334	6,849,006
Sprouts Farmers Market, Inc.(a)	75,469	1,931,252
Walgreens Boots Alliance, Inc.	138,004	5,849,989
Total		19,390,644
Food Products 1.7%
Archer-Daniels-Midland Co.	243,013	9,696,219
Hershey Co. (The)	100,856	13,072,955
Kellogg Co.	95,144	6,285,212
Mondelez International, Inc., Class A	400,055	20,454,812
Pilgrim’s Pride Corp.(a)	69,734	1,177,807
Total		50,687,005
Household Products 1.2%
Colgate-Palmolive Co.	266,005	19,487,526
Kimberly-Clark Corp.	107,204	15,153,286
Total		34,640,812
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	91

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 0.4%
Philip Morris International, Inc.	168,911	11,833,905
Total Consumer Staples		160,918,471
Energy 2.4%
Energy Equipment & Services 0.1%
TechnipFMC PLC	536,090	3,666,855
Oil, Gas & Consumable Fuels 2.3%
ConocoPhillips Co.	265,500	11,156,310
EOG Resources, Inc.	509,779	25,825,404
HollyFrontier Corp.	50,261	1,467,621
Marathon Oil Corp.	437,263	2,676,050
Phillips 66	189,307	13,611,173
Pioneer Natural Resources Co.	117,554	11,485,026
Targa Resources Corp.	13,498	270,905
Total		66,492,489
Total Energy		70,159,344
Financials 11.8%
Banks 1.4%
JPMorgan Chase & Co.	121,399	11,418,790
M&T Bank Corp.	60,569	6,297,359
PNC Financial Services Group, Inc. (The)	220,584	23,207,643
Total		40,923,792
Capital Markets 4.2%
Bank of New York Mellon Corp. (The)	415,513	16,059,577
Charles Schwab Corp. (The)	491,306	16,576,664
CME Group, Inc.	66,027	10,732,028
Intercontinental Exchange, Inc.	390,311	35,752,488
Morgan Stanley	504,562	24,370,345
Northern Trust Corp.	113,511	9,005,963
Raymond James Financial, Inc.	53,667	3,693,900
State Street Corp.	150,453	9,561,288
Total		125,752,253
Consumer Finance 0.9%
Capital One Financial Corp.	205,447	12,858,928
SLM Corp.	347,294	2,441,477
Synchrony Financial	443,614	9,830,486
Total		25,130,891
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.3%
Allstate Corp. (The)	148,449	14,398,068
American International Group, Inc.	414,488	12,923,736
Assurant, Inc.	65,416	6,756,819
Brighthouse Financial, Inc.(a)	170,190	4,734,686
Chubb Ltd.	176,858	22,393,760
Everest Re Group Ltd.	27,813	5,735,041
Marsh & McLennan Companies, Inc.	217,502	23,353,190
Mercury General Corp.	89,696	3,655,112
MetLife, Inc.	403,227	14,725,850
Reinsurance Group of America, Inc.	26,535	2,081,405
Travelers Companies, Inc. (The)	180,890	20,630,504
Unum Group	309,717	5,138,205
Willis Towers Watson PLC	101,899	20,069,008
Total		156,595,384
Total Financials		348,402,320
Health Care 17.0%
Biotechnology 3.5%
AbbVie, Inc.	513,104	50,376,551
Biogen, Inc.(a)	2,452	656,033
bluebird bio, Inc.(a)	19,346	1,180,880
Gilead Sciences, Inc.	330,816	25,452,983
Sage Therapeutics, Inc.(a)	21,536	895,467
United Therapeutics Corp.(a)	68,332	8,268,172
Vertex Pharmaceuticals, Inc.(a)	56,318	16,349,678
Total		103,179,764
Health Care Equipment & Supplies 3.9%
ABIOMED, Inc.(a)	32,513	7,853,840
Align Technology, Inc.(a)	45,768	12,560,570
Becton Dickinson and Co.	89,218	21,347,191
Boston Scientific Corp.(a)	455,475	15,991,727
Danaher Corp.	148,479	26,255,541
Edwards Lifesciences Corp.(a)	98,763	6,825,511
ICU Medical, Inc.(a)	21,886	4,033,809
Medtronic PLC	216,794	19,880,010
Total		114,748,199

The accompanying Notes to Financial Statements are an integral part of this statement.
92	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.5%
AmerisourceBergen Corp.	127,397	12,837,796
Anthem, Inc.	95,658	25,156,141
Cardinal Health, Inc.	139,518	7,281,444
Cigna Corp.	115,046	21,588,382
HCA Healthcare, Inc.	35,800	3,474,748
Humana, Inc.	52,089	20,197,510
McKesson Corp.	117,309	17,997,547
Molina Healthcare, Inc.(a)	18,534	3,298,681
UnitedHealth Group, Inc.	69,933	20,626,738
Total		132,458,987
Health Care Technology 0.2%
Cerner Corp.	92,466	6,338,544
Pharmaceuticals 4.9%
Eli Lilly and Co.	278,606	45,741,533
Johnson & Johnson	261,874	36,827,341
Merck & Co., Inc.	370,373	28,640,944
Mylan NV(a)	815,170	13,107,934
Pfizer, Inc.	684,708	22,389,951
Total		146,707,703
Total Health Care		503,433,197
Industrials 6.6%
Aerospace & Defense 0.3%
Howmet Aerospace, Inc.	269,173	4,266,392
Textron, Inc.	180,064	5,925,906
Total		10,192,298
Air Freight & Logistics 1.1%
CH Robinson Worldwide, Inc.	126,241	9,980,614
Expeditors International of Washington, Inc.	129,227	9,826,421
United Parcel Service, Inc., Class B	115,800	12,874,644
Total		32,681,679
Commercial Services & Supplies 0.7%
Waste Connections, Inc.	215,455	20,207,524
Electrical Equipment 0.3%
Rockwell Automation, Inc.	36,069	7,682,697
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.4%
General Electric Co.	2,979,389	20,349,227
Honeywell International, Inc.	144,800	20,936,632
Total		41,285,859
Machinery 2.0%
AGCO Corp.	110,701	6,139,477
Deere & Co.	92,006	14,458,743
PACCAR, Inc.	248,327	18,587,276
Parker-Hannifin Corp.	48,681	8,921,767
Stanley Black & Decker, Inc.	73,900	10,300,182
Total		58,407,445
Road & Rail 0.8%
Landstar System, Inc.	37,000	4,155,470
Union Pacific Corp.	120,966	20,451,722
Total		24,607,192
Total Industrials		195,064,694
Information Technology 27.1%
Communications Equipment 0.9%
Arista Networks, Inc.(a)	30,572	6,421,037
CommScope Holding Co., Inc.(a)	428,361	3,568,247
F5 Networks, Inc.(a)	59,006	8,230,157
Juniper Networks, Inc.	313,434	7,165,101
Total		25,384,542
Electronic Equipment, Instruments & Components 0.8%
Amphenol Corp., Class A	166,691	15,970,665
Arrow Electronics, Inc.(a)	100,253	6,886,379
Avnet, Inc.	78,196	2,180,495
Total		25,037,539
IT Services 4.9%
Accenture PLC, Class A	73,155	15,707,842
DXC Technology Co.	190,200	3,138,300
Fidelity National Information Services, Inc.	145,459	19,504,597
Fiserv, Inc.(a)	247,299	24,141,328
MasterCard, Inc., Class A	123,135	36,411,019
VeriSign, Inc.(a)	90,361	18,689,366
Visa, Inc., Class A	134,906	26,059,792
Total		143,652,244

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	93

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.6%
Applied Materials, Inc.	189,300	11,443,185
Cirrus Logic, Inc.(a)	52,244	3,227,634
Micron Technology, Inc.(a)	447,321	23,045,978
NVIDIA Corp.	25,500	9,687,705
QUALCOMM, Inc.	496,437	45,280,019
Texas Instruments, Inc.	118,261	15,015,599
Total		107,700,120
Software 9.5%
Autodesk, Inc.(a)	37,831	9,048,797
Citrix Systems, Inc.	110,963	16,412,537
Dropbox, Inc., Class A(a)	339,878	7,399,144
FireEye, Inc.(a)	249,824	3,041,607
Fortinet, Inc.(a)	87,415	11,999,457
Microsoft Corp.	992,857	202,056,328
New Relic, Inc.(a)	18,274	1,259,079
NortonLifeLock, Inc.	173,416	3,438,839
Nutanix, Inc., Class A(a)	27,700	656,629
Salesforce.com, Inc.(a)	121,877	22,831,218
Teradata Corp.(a)	206,561	4,296,469
Total		282,440,104
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	395,378	144,233,895
Dell Technologies, Inc.(a)	129,150	7,095,501
Hewlett Packard Enterprise Co.	1,156,718	11,254,866
HP, Inc.	982,942	17,132,679
NetApp, Inc.	234,238	10,393,140
Pure Storage, Inc., Class A(a)	179,258	3,106,541
Seagate Technology PLC	146,467	7,090,468
Western Digital Corp.	319,774	14,118,022
Xerox Holdings Corp.	258,049	3,945,569
Total		218,370,681
Total Information Technology		802,585,230
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.3%
Chemicals 3.3%
Air Products & Chemicals, Inc.	64,350	15,537,951
Celanese Corp., Class A	57,683	4,980,350
Corteva, Inc.	528,554	14,159,962
Element Solutions, Inc.(a)	171,483	1,860,591
FMC Corp.	56,703	5,648,753
Linde PLC	136,029	28,853,111
LyondellBasell Industries NV, Class A	115,553	7,594,143
Mosaic Co. (The)	312,648	3,911,226
PPG Industries, Inc.	129,195	13,702,422
Total		96,248,509
Total Materials		96,248,509
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 1.9%
American Tower Corp.	87,570	22,640,348
Boston Properties, Inc.	41,181	3,721,939
Essex Property Trust, Inc.	19,601	4,491,961
Gaming and Leisure Properties, Inc.	189,435	6,554,451
Invitation Homes, Inc.	115,925	3,191,415
Mid-America Apartment Communities, Inc.	51,089	5,858,375
Public Storage	46,539	8,930,369
Spirit Realty Capital, Inc.	8,685	302,759
Total		55,691,617
Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A(a)	219,081	9,906,843
Total Real Estate		65,598,460
Utilities 4.0%
Electric Utilities 3.0%
American Electric Power Co., Inc.	190,578	15,177,632
Entergy Corp.	151,326	14,195,892
Exelon Corp.	228,311	8,285,406
FirstEnergy Corp.	225,211	8,733,683
NextEra Energy, Inc.	129,166	31,021,798
NRG Energy, Inc.	132,460	4,312,898
Pinnacle West Capital Corp.	99,411	7,285,832
Portland General Electric Co.	47,296	1,977,446
Total		90,990,587

The accompanying Notes to Financial Statements are an integral part of this statement.
94	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.0%
Sempra Energy	156,187	18,309,802
WEC Energy Group, Inc.	119,888	10,508,183
Total		28,817,985
Total Utilities		119,808,572
Total Common Stocks (Cost $2,709,168,033)		2,896,585,543

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(b),(c)	65,458,955	65,458,955
Total Money Market Funds (Cost $65,462,076)		65,458,955
Total Investments in Securities (Cost: $2,774,630,109)		2,962,044,498
Other Assets & Liabilities, Net		(1,188,753)
Net Assets		2,960,855,745

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	46,266,272	1,150,661,750	(1,131,467,289)	(1,778)	65,458,955	20,308	399,569	65,458,955
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	95

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Equity Fund, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	235,351,058	—	—	235,351,058
Consumer Discretionary	299,015,688	—	—	299,015,688
Consumer Staples	160,918,471	—	—	160,918,471
Energy	70,159,344	—	—	70,159,344
Financials	348,402,320	—	—	348,402,320
Health Care	503,433,197	—	—	503,433,197
Industrials	195,064,694	—	—	195,064,694
Information Technology	802,585,230	—	—	802,585,230
Materials	96,248,509	—	—	96,248,509
Real Estate	65,598,460	—	—	65,598,460
Utilities	119,808,572	—	—	119,808,572
Total Common Stocks	2,896,585,543	—	—	2,896,585,543
Money Market Funds	65,458,955	—	—	65,458,955
Total Investments in Securities	2,962,044,498	—	—	2,962,044,498
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
96	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.2%
Issuer	Shares	Value ($)
Communication Services 1.3%
Diversified Telecommunication Services 0.4%
Liberty Latin America Ltd., Class C(a)	18,856	178,001
ORBCOMM, Inc.(a)	75,431	290,409
Vonage Holdings Corp.(a)	193,520	1,946,811
Total		2,415,221
Entertainment 0.1%
Madison Square Garden Entertainment Corp.(a)	1,216	91,200
Madison Square Garden Sports Corp., Class A(a)	1,716	252,063
Total		343,263
Interactive Media & Services 0.3%
TrueCar, Inc.(a)	150,353	387,911
Yelp, Inc.(a)	64,608	1,494,383
Total		1,882,294
Media 0.5%
comScore, Inc.(a)	131,251	406,878
Marchex, Inc.(a)	13,192	20,843
Scholastic Corp.	26,441	791,644
TEGNA, Inc.	94,392	1,051,527
Tribune Publishing Co.	20,390	203,696
Total		2,474,588
Wireless Telecommunication Services 0.0%
Gogo(a)	34,909	110,313
Total Communication Services		7,225,679
Consumer Discretionary 9.6%
Auto Components 2.1%
Adient PLC(a)	52,479	861,705
American Axle & Manufacturing Holdings, Inc.(a)	253,738	1,928,409
Cooper Tire & Rubber Co.	88,197	2,435,119
Cooper-Standard Holding, Inc.(a)	52,113	690,497
Dana, Inc.	199,435	2,431,113
Garrett Motion, Inc.(a)	94,477	523,403
Goodyear Tire & Rubber Co. (The)	113,232	1,012,860
Modine Manufacturing Co.(a)	103,028	568,714
Tenneco, Inc.(a)	141,685	1,071,139
Total		11,522,959
Common Stocks (continued)
Issuer	Shares	Value ($)
Distributors 0.3%
Core-Mark Holding Co., Inc.	68,818	1,717,353
Diversified Consumer Services 0.5%
American Public Education, Inc.(a)	33,222	983,371
Houghton Mifflin Harcourt Co.(a)	9,525	17,240
K12, Inc.(a)	47,773	1,301,337
Universal Technical Institute, Inc.(a)	40,318	280,210
Total		2,582,158
Hotels, Restaurants & Leisure 1.4%
Del Taco Restaurants, Inc.(a)	56,591	335,585
International Game Technology PLC	83,409	742,340
Jack in the Box, Inc.	52,099	3,860,015
Papa John’s International, Inc.	27,982	2,222,051
PlayAGS, Inc.(a)	79,233	267,807
Red Lion Hotels Corp.(a)	26,678	62,160
Total		7,489,958
Household Durables 1.4%
GoPro, Inc., Class A(a)	244,774	1,165,124
Hooker Furniture Corp.	22,388	435,447
La-Z-Boy, Inc.	100,609	2,722,480
M/I Homes, Inc.(a)	79,858	2,750,309
Tupperware Brands Corp.	19,355	91,936
Universal Electronics, Inc.(a)	4,386	205,353
Zagg, Inc.(a)	54,439	170,938
Total		7,541,587
Internet & Direct Marketing Retail 0.3%
Quotient Technology, Inc.(a)	235,991	1,727,454
Leisure Products 1.3%
Brunswick Corp.	40,283	2,578,515
Sturm Ruger & Co., Inc.	28,587	2,172,612
Vista Outdoor, Inc.(a)	162,986	2,355,147
Total		7,106,274
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	97

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 1.3%
Aaron’s, Inc.	56,677	2,573,136
GameStop Corp., Class A(a)	92,489	401,402
Group 1 Automotive, Inc.	29,111	1,920,453
Hibbett Sports, Inc.(a)	41,123	861,116
Office Depot, Inc.	457,493	1,075,108
Total		6,831,215
Textiles, Apparel & Luxury Goods 1.0%
Fossil Group, Inc.(a)	105,054	488,501
G-III Apparel Group Ltd.(a)	52,933	703,480
Gildan Activewear, Inc.	64,471	998,656
Rocky Brands, Inc.	6,755	138,883
Under Armour, Inc., Class A(a)	179,894	1,752,167
Unifi, Inc.(a)	28,242	363,757
Vera Bradley, Inc.(a)	44,265	196,537
Wolverine World Wide, Inc.	29,036	691,347
Total		5,333,328
Total Consumer Discretionary		51,852,286
Consumer Staples 3.7%
Food & Staples Retailing 0.5%
Rite Aid Corp.(a)	54,310	926,528
SpartanNash Co.	82,363	1,750,214
Total		2,676,742
Food Products 3.1%
Farmer Brothers Co.(a)	18,564	136,260
Hain Celestial Group, Inc. (The)(a)	276,601	8,715,698
Hostess Brands, Inc.(a)	205,015	2,505,283
Pilgrim’s Pride Corp.(a)	68,396	1,155,208
Post Holdings, Inc.(a)	1,687	147,815
TreeHouse Foods, Inc.(a)	95,039	4,162,708
Total		16,822,972
Household Products 0.1%
Central Garden & Pet Co., Class A(a)	4,721	159,523
Total Consumer Staples		19,659,237
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.2%
Energy Equipment & Services 0.5%
Exterran Corp.(a)	38,321	206,550
Helmerich & Payne, Inc.	59,395	1,158,797
Matrix Service Co.(a)	50,671	492,522
Nabors Industries Ltd.	10,953	405,480
NexTier Oilfield Solutions, Inc.(a)	205,260	502,887
ProPetro Holding Corp.(a)	16,401	84,301
Total		2,850,537
Oil, Gas & Consumable Fuels 3.7%
Arch Resources, Inc.	33,848	961,622
Bonanza Creek Energy, Inc.(a)	51,037	756,368
Brigham Minerals, Inc., Class A	127,819	1,578,564
CONSOL Energy, Inc.(a)	16,858	85,470
Delek U.S. Holdings, Inc.	72,085	1,255,000
Dorian LPG Ltd.(a)	127,602	987,639
Green Plains, Inc.(a)	99,392	1,015,289
International Seaways, Inc.	69,314	1,132,591
Magnolia Oil & Gas Corp., Class A(a)	287,162	1,740,202
Par Pacific Holdings, Inc.(a)	60,604	544,830
Parsley Energy, Inc., Class A	192,928	2,060,471
PDC Energy, Inc.(a)	117,522	1,461,973
REX American Resources Corp.(a)	9,956	690,648
SFL Corp Ltd.	39,875	370,439
World Fuel Services Corp.	114,830	2,958,021
WPX Energy, Inc.(a)	342,173	2,183,064
Total		19,782,191
Total Energy		22,632,728
Financials 22.7%
Banks 14.1%
1st Source Corp.	1,420	50,524
Altabancorp	4,806	107,991
Amalgamated Bank, Class A	15,821	199,977
American National Bankshares, Inc.	1,443	36,133
Atlantic Capital Bancshares, Inc.(a)	15,895	193,283
BancFirst Corp.	15,418	625,508
Bancorp, Inc. (The)(a)	85,187	834,833
Bank of Commerce Holdings	4,393	33,299

The accompanying Notes to Financial Statements are an integral part of this statement.
98	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Bank of Marin Bancorp	5,273	175,749
Bank of Princeton (The)	1,636	32,851
BankFinancial Corp.	5,583	46,897
BankUnited, Inc.	39,110	791,978
Bankwell Financial Group, Inc.	1,067	16,965
Banner Corp.	99,843	3,794,034
Baycom Corp.(a)	3,846	49,652
Boston Private Financial Holdings, Inc.	24,046	165,436
Bryn Mawr Bank Corp.	8,010	221,557
Cadence BanCorp	247,821	2,195,694
Cambridge Bancorp	2,250	133,290
Camden National Corp.	524	18,099
Capital City Bank Group, Inc.	9,298	194,793
Capstar Financial Holdings, Inc.	9,955	119,460
Carter Bank & Trust	10,265	82,839
Cathay General Bancorp	101,162	2,660,561
CBTX, Inc.	15,314	321,594
Central Pacific Financial Corp.	40,767	653,495
Central Valley Community Bancorp	6,884	105,945
Chemung Financial Corp.	1,513	41,305
Coastal Financial Corp.(a)	1,797	26,092
Community Bank System, Inc.	38,852	2,215,341
Community Trust Bancorp, Inc.	14,148	463,488
Cullen/Frost Bankers, Inc.	2,370	177,063
Eagle Bancorp, Inc.	44,741	1,465,268
Enterprise Financial Services Corp.	86,834	2,702,274
Equity Bancshares, Inc., Class A(a)	1,089	18,992
Esquire Financial Holdings, Inc.(a)	4,700	79,430
Evans Bancorp, Inc.	2,305	53,614
FB Financial Corp.	27,396	678,599
Financial Institutions, Inc.	10,745	199,964
First BanCorp	175,623	981,733
First BanCorp	16,716	419,237
First Busey Corp.	212,608	3,965,139
First Business Financial Services, Inc.	4,892	80,473
First Commonwealth Financial Corp.	65,153	539,467
First Financial Corp.	7,955	293,062
First Internet Bancorp	1,858	30,880
First Interstate Bancsystem, Inc.	33,356	1,032,702
Common Stocks (continued)
Issuer	Shares	Value ($)
First Merchants Corp.	14,908	411,014
Glacier Bancorp, Inc.	26,255	926,539
Great Southern Bancorp, Inc.	7,337	296,121
Guaranty Bancshares, Inc.	4,163	107,697
Hanmi Financial Corp.	42,384	411,549
HBT Financial, Inc.	10,394	138,552
Heartland Financial U.S.A., Inc.	83,382	2,788,294
Heritage Commerce Corp.	53,323	400,189
Heritage Financial Corp.	17,733	354,660
Hilltop Holdings, Inc.	17,060	314,757
HomeTrust Bancshares, Inc.	11,200	179,200
Iberiabank Corp.	12,091	550,624
Independent Bank Corp.	13,378	198,663
Investors Bancorp, Inc.	498,289	4,235,456
Lakeland Bancorp, Inc.	20,330	232,372
Lakeland Financial Corp.	64,452	3,002,819
Live Oak Bancshares, Inc.	38,048	552,076
Macatawa Bank Corp.	5,661	44,269
Metropolitan Bank Holding Corp.(a)	4,564	146,413
Midland States Bancorp, Inc.	8,100	121,095
MidWestOne Financial Group, Inc.	3,337	66,740
National Bank Holdings Corp., Class A	116,427	3,143,529
National Bankshares, Inc.	300	8,580
Nicolet Bankshares, Inc.(a)	7,700	421,960
Northeast Bank	5,237	91,909
Northrim BanCorp, Inc.	4,990	125,449
OFG Bancorp	66,523	889,413
Old Second Bancorp, Inc.	3,066	23,853
Origin Bancorp, Inc.	3,727	81,994
Park National Corp.	1,730	121,757
Peapack-Gladstone Financial Corp.	10,316	193,219
Peoples Bancorp, Inc.	5,777	122,935
Pinnacle Financial Partners, Inc.	68,486	2,875,727
Preferred Bank	72,548	3,108,682
Professional Holding Corp., Class A(a)	3,940	54,687
QCR Holdings, Inc.	11,375	354,673
RBB Bancorp	15,260	208,299
Renasant Corp.	169,345	4,216,691
Republic First Bancorp, Inc.(a)	34,628	84,492

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	99

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seacoast Banking Corp. of Florida(a)	140,749	2,871,280
Select Bancorp, Inc.(a)	3,402	27,692
Shore Bancshares, Inc.	6,927	76,820
Sierra Bancorp	3,689	69,648
SmartFinancial, Inc.	7,670	124,101
South Plains Financial, Inc.	3,538	50,381
Southern First Bancshares, Inc.(a)	4,241	117,518
Spirit of Texas Bancshares, Inc.(a)	7,980	98,234
UMB Financial Corp.	20,890	1,076,880
Umpqua Holdings Corp.	246,165	2,619,196
United Community Banks, Inc.	127,303	2,561,336
Univest Corporation of Pennsylvania	8,500	137,190
WesBanco, Inc.	72,356	1,469,550
Western Alliance Bancorp	54,444	2,061,794
Wintrust Financial Corp.	42,160	1,839,019
Total		76,134,147
Capital Markets 1.4%
Cowen, Inc.	25,833	418,753
Donnelley Financial Solutions, Inc.(a)	49,064	412,138
Evercore, Inc., Class A	40,000	2,356,800
Piper Sandler Companies	43,294	2,561,273
Waddell & Reed Financial, Inc., Class A	122,739	1,903,682
Total		7,652,646
Consumer Finance 0.9%
Elevate Credit, Inc.(a)	17,085	25,286
Green Dot Corp., Class A(a)	45,010	2,209,091
LendingClub Corp.(a)	128,691	585,544
OneMain Holdings, Inc.	49,330	1,210,558
SLM Corp.	131,205	922,371
Total		4,952,850
Diversified Financial Services 0.1%
Marlin Business Services Corp.	10,750	90,945
Voya Financial, Inc.	9,965	464,867
Total		555,812
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.8%
American Equity Investment Life Holding Co.	40,384	997,889
AMERISAFE, Inc.	26,130	1,598,111
Argo Group International Holdings Ltd.	38,927	1,355,827
Assurant, Inc.	13,039	1,346,798
Brighthouse Financial, Inc.(a)	50,523	1,405,550
BRP Group, Inc., Class A(a)	100,272	1,731,697
CNO Financial Group, Inc.	139,531	2,172,498
Donegal Group, Inc., Class A	9,321	132,545
Employers Holdings, Inc.	51,691	1,558,484
Enstar Group Ltd.(a)	500	76,385
FedNat Holding Co.	8,788	97,283
Hallmark Financial Services, Inc.(a)	17,106	59,700
HCI Group, Inc.	10,207	471,359
Heritage Insurance Holdings, Inc.	17,910	234,442
Horace Mann Educators Corp.	45,878	1,685,099
James River Group Holdings Ltd.	18,400	828,000
National General Holdings Corp.	49,593	1,071,705
ProSight Global, Inc.(a)	4,919	43,779
Protective Insurance Corp., Class B	4,676	70,467
Reinsurance Group of America, Inc.	11,759	922,376
Selective Insurance Group, Inc.	12,843	677,340
Stewart Information Services Corp.	36,322	1,180,828
Third Point Reinsurance Ltd.(a)	36,503	274,137
United Insurance Holdings Corp.	15,835	123,830
Universal Insurance Holdings, Inc.	31,572	560,403
Total		20,676,532
Mortgage Real Estate Investment Trusts (REITS) 0.4%
Ladder Capital Corp., Class A	236,585	1,916,339
Thrifts & Mortgage Finance 2.0%
Bridgewater Bancshares, Inc.(a)	10,377	106,364
Flagstar Bancorp, Inc.	89,097	2,622,125
Home Bancorp, Inc.	3,207	85,787
HomeStreet, Inc.	33,418	822,417
Merchants Bancorp	9,142	169,036
Meridian Bancorp, Inc.	16,350	189,660
OP Bancorp	6,132	42,311
PCSB Financial Corp.	10,479	132,874

The accompanying Notes to Financial Statements are an integral part of this statement.
100	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Radian Group, Inc.	163,065	2,529,138
Riverview Bancorp, Inc.	4,320	24,408
Southern Missouri Bancorp, Inc.	681	16,548
TrustCo Bank Corp.	108,835	688,925
Washington Federal, Inc.	52,464	1,408,134
WSFS Financial Corp.	56,313	1,616,183
Total		10,453,910
Total Financials		122,342,236
Health Care 8.3%
Biotechnology 1.6%
Aduro Biotech, Inc.(a)	22,751	52,555
Aldeyra Therapeutics, Inc.(a)	18,101	75,481
Alkermes PLC(a)	52,024	1,009,526
AnaptysBio, Inc.(a)	5,054	112,906
Applied Genetic Technologies Corp.(a)	8,528	47,245
Aptinyx, Inc.(a)	11,671	48,668
BeyondSpring, Inc.(a)	8,069	121,681
Calithera Biosciences, Inc.(a)	13,841	73,081
Catalyst Biosciences, Inc.(a)	11,337	66,548
Chimerix, Inc.(a)	103,130	319,703
Concert Pharmaceuticals, Inc.(a)	33,818	336,489
Cyclerion Therapeutics, Inc.(a)	7,200	42,552
Enanta Pharmaceuticals, Inc.(a)	13,624	684,061
Five Prime Therapeutics, Inc.(a)	49,983	304,896
GlycoMimetics, Inc.(a)	20,669	77,715
Gossamer Bio, Inc.(a)	18,694	243,022
Harpoon Therapeutics, Inc.(a)	5,368	89,109
Immunogen, Inc.(a)	18,160	83,536
Jounce Therapeutics, Inc.(a)	6,721	46,375
Prothena Corp., PLC(a)	45,509	476,024
Rubius Therapeutics, Inc.(a)	13,985	83,630
Savara, Inc.(a)	12,246	30,493
Spectrum Pharmaceuticals, Inc.(a)	75,924	256,623
Spero Therapeutics, Inc.(a)	19,134	258,883
Sutro Biopharma, Inc.(a)	5,467	42,424
United Therapeutics Corp.(a)	29,384	3,555,464
Total		8,538,690
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.1%
Angiodynamics, Inc.(a)	56,374	573,323
Chembio Diagnostics, Inc.(a)	91,909	298,704
ICU Medical, Inc.(a)	19,916	3,670,718
Invacare Corp.	14,000	89,180
LivaNova PLC(a)	26,043	1,253,450
Natus Medical, Inc.(a)	69,375	1,513,762
Orthofix Medical, Inc.(a)	266,600	8,531,200
Varex Imaging Corp.(a)	51,031	773,120
Total		16,703,457
Health Care Providers & Services 2.6%
AMN Healthcare Services, Inc.(a)	35,258	1,595,072
Cross Country Healthcare, Inc.(a)	45,790	282,066
Magellan Health, Inc.(a)	95,377	6,960,613
Mednax, Inc.(a)	218,690	3,739,599
Molina Healthcare, Inc.(a)	2,511	446,908
Owens & Minor, Inc.	77,909	593,667
Triple-S Management Corp., Class B(a)	1,185	22,539
Total		13,640,464
Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.(a)	252,861	1,711,869
Computer Programs & Systems, Inc.	17,634	401,879
Total		2,113,748
Life Sciences Tools & Services 0.0%
Harvard Bioscience, Inc.(a)	23,000	71,300
Pacific Biosciences of California, Inc.(a)	9,244	31,892
Total		103,192
Pharmaceuticals 0.6%
AMAG Pharmaceuticals, Inc.(a)	69,340	530,451
Assertio Holdings, Inc.(a)	1,248	1,069
Cymabay Therapeutics, Inc.(a)	15,341	53,540
Endo International PLC(a)	110,992	380,703
Lannett Co., Inc.(a)	28,885	209,705
Menlo Therapeutics, Inc.(a)	2,840	4,913
Prestige Consumer Healthcare, Inc.(a)	52,369	1,966,980
Strongbridge Biopharma PLC(a)	53,044	200,506
Total		3,347,867
Total Health Care		44,447,418

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	101

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 15.7%
Aerospace & Defense 0.9%
AAR Corp.	20,716	428,200
Astronics Corp.(a)	64,025	676,104
Parsons Corp.(a)	47,277	1,713,318
Triumph Group, Inc.	127,842	1,151,856
Vectrus, Inc.(a)	20,953	1,029,421
Total		4,998,899
Air Freight & Logistics 0.7%
Air Transport Services Group, Inc.(a)	133,027	2,962,511
Echo Global Logistics, Inc.(a)	44,189	955,366
Total		3,917,877
Airlines 0.0%
American Airlines Group, Inc.	8,011	104,704
Building Products 1.3%
Apogee Enterprises, Inc.	46,808	1,078,456
Armstrong Flooring, Inc.(a)	2,150	6,429
Gibraltar Industries, Inc.(a)	64,691	3,105,815
Quanex Building Products Corp.	153,302	2,127,832
Resideo Technologies, Inc.(a)	63,178	740,446
Total		7,058,978
Commercial Services & Supplies 0.9%
Brink’s Co. (The)	24,398	1,110,353
Interface, Inc.	61,325	499,186
Pitney Bowes, Inc.	430,132	1,118,343
SP Plus Corp.(a)	100,116	2,073,402
Total		4,801,284
Construction & Engineering 2.3%
AECOM(a)	15,578	585,421
Aegion Corp.(a)	113,360	1,799,023
Arcosa, Inc.	39,139	1,651,666
EMCOR Group, Inc.	63,229	4,181,966
Orion Group Holdings, Inc.(a)	7,328	23,010
Primoris Services Corp.	39,944	709,406
Sterling Construction Co., Inc.(a)	193,713	2,028,175
Tutor Perini Corp.(a)	124,450	1,515,801
Total		12,494,468
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.9%
AZZ, Inc.	55,891	1,918,179
EnerSys	35,231	2,268,172
LSI Industries, Inc.	18,393	119,003
Powell Industries, Inc.	14,035	384,418
Regal Beloit Corp.	122,465	10,693,644
Total		15,383,416
Machinery 4.1%
AGCO Corp.	13,715	760,634
Astec Industries, Inc.	79,513	3,682,247
Briggs & Stratton Corp.	140,637	184,234
CIRCOR International, Inc.(a)	78,189	1,992,256
Columbus McKinnon Corp.	79,075	2,645,059
Commercial Vehicle Group, Inc.(a)	57,590	166,435
Graham Corp.	2,900	36,946
Hyster-Yale Materials Handling, Inc.	10,955	423,520
Kennametal, Inc.	86,459	2,482,238
LB Foster Co., Class A(a)	4,971	63,480
Lydall, Inc.(a)	28,114	381,226
Manitowoc Co., Inc. (The)(a)	210,888	2,294,461
Meritor, Inc.(a)	1,600	31,680
Park-Ohio Holdings Corp.	9,884	163,975
REV Group, Inc.	49,337	300,956
SPX Corp.(a)	120,860	4,973,389
Terex Corp.	69,066	1,296,369
Wabash National Corp.	659	6,999
Total		21,886,104
Professional Services 1.5%
CBIZ, Inc.(a)	102,270	2,451,412
GP Strategies Corp.(a)	1,296	11,120
Huron Consulting Group, Inc.(a)	23,980	1,061,115
Kelly Services, Inc., Class A	11,975	189,385
Korn/Ferry International	72,310	2,222,086
ManpowerGroup, Inc.	7,700	529,375
Resources Connection, Inc.	11,735	140,468
TrueBlue, Inc.(a)	80,765	1,233,281
Total		7,838,242

The accompanying Notes to Financial Statements are an integral part of this statement.
102	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.4%
ArcBest Corp.	36,327	963,029
TFI International, Inc.	35,219	1,248,513
Total		2,211,542
Trading Companies & Distributors 0.7%
BMC Stock Holdings, Inc.(a)	23,993	603,184
CAI International, Inc.(a)	1,686	28,089
DXP Enterprises, Inc.(a)	1,382	27,516
Foundation Building Materials, Inc.(a)	14,825	231,418
Herc Holdings Inc(a)	25,896	795,784
MRC Global, Inc.(a)	157,923	933,325
Veritiv Corp.(a)	28,284	479,697
WESCO International, Inc.(a)	23,923	839,936
Total		3,938,949
Total Industrials		84,634,463
Information Technology 13.8%
Communications Equipment 2.1%
ADTRAN, Inc.	57,454	627,972
Casa Systems, Inc.(a)	24,264	100,938
CommScope Holding Co., Inc.(a)	51,393	428,104
DASAN Zhone Solutions, Inc.(a)	14,859	132,691
EMCORE Corp.(a)	12,184	38,745
Infinera Corp.(a)	184,333	1,091,252
KVH Industries, Inc.(a)	4,500	40,185
NETGEAR, Inc.(a)	98,970	2,562,333
Netscout Systems, Inc.(a)	44,930	1,148,411
PCTEL, Inc.(a)	4,737	31,643
Plantronics, Inc.	35,767	525,060
Radware Ltd.(a)	127,388	3,005,083
Ribbon Communications, Inc.(a)	85,810	337,233
Sierra Wireless, Inc.(a)	144,784	1,300,160
Total		11,369,810
Electronic Equipment, Instruments & Components 3.6%
Arlo Technologies, Inc.(a)	127,955	330,124
Arrow Electronics, Inc.(a)	9,198	631,811
Avnet, Inc.	133,695	3,728,085
Bel Fuse, Inc., Class B	12,854	137,923
Belden, Inc.	52,368	1,704,578
Common Stocks (continued)
Issuer	Shares	Value ($)
Benchmark Electronics, Inc.	56,148	1,212,797
Daktronics, Inc.	40,821	177,571
FARO Technologies, Inc.(a)	117,528	6,299,501
FLIR Systems, Inc.	46,712	1,895,106
Scansource, Inc.(a)	9,307	224,206
SYNNEX Corp.	12,972	1,553,656
TTM Technologies, Inc.(a)	112,870	1,338,638
Total		19,233,996
IT Services 0.7%
Conduent, Inc.(a)	670,608	1,602,753
CSG Systems International, Inc.	39,431	1,632,049
KBR, Inc.	29,992	676,320
Total		3,911,122
Semiconductors & Semiconductor Equipment 2.1%
Alpha & Omega Semiconductor Ltd.(a)	31,512	342,851
Ambarella, Inc.(a)	10,895	498,991
Cirrus Logic, Inc.(a)	33,350	2,060,363
Diodes, Inc.(a)	31,621	1,603,185
MKS Instruments, Inc.	3,620	409,929
NeoPhotonics Corp.(a)	81,917	727,423
Semtech Corp.(a)	22,078	1,152,913
Synaptics, Inc.(a)	57,301	3,444,936
Veeco Instruments, Inc.(a)	52,415	707,078
Total		10,947,669
Software 3.5%
Alarm.com Holdings, Inc.(a)	15,028	973,965
Asure Software, Inc.(a)	10,223	65,734
Avaya Holdings Corp.(a)	86,084	1,063,998
CommVault Systems, Inc.(a)	55,557	2,150,056
FireEye, Inc.(a)	172,759	2,103,341
j2 Global, Inc.(a)	33,784	2,135,487
Progress Software Corp.	195,988	7,594,535
Rosetta Stone, Inc.(a)	53,092	895,131
SeaChange International, Inc.(a)	60,337	91,109
Synchronoss Technologies, Inc.(a)	81,691	288,369
Telenav, Inc.(a)	37,025	203,267
Xperi Holding Corp.	79,670	1,175,929
Total		18,740,921

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	103

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.8%
Diebold, Inc.(a)	23,380	141,683
NCR Corp.(a)	541,837	9,384,617
Super Micro Computer, Inc.(a)	10,020	284,467
Total		9,810,767
Total Information Technology		74,014,285
Materials 5.7%
Chemicals 1.7%
AdvanSix, Inc.(a)	47,838	561,618
Ashland Global Holdings, Inc.	12,229	845,024
Element Solutions, Inc.(a)	23,349	253,337
Ferro Corp.(a)	144,027	1,719,682
Intrepid Potash, Inc.(a)	8,619	8,533
Kraton Performance Polymers, Inc.(a)	44,229	764,277
Minerals Technologies, Inc.	50,946	2,390,896
Rayonier Advanced Materials, Inc.(a)	75,753	212,866
Stepan Co.	6,228	604,739
Trinseo SA	67,201	1,489,174
Total		8,850,146
Construction Materials 0.4%
Summit Materials, Inc., Class A(a)	119,387	1,919,743
Containers & Packaging 0.5%
O-I Glass, Inc.	17,519	157,321
Silgan Holdings, Inc.	81,933	2,653,810
Total		2,811,131
Metals & Mining 2.0%
Allegheny Technologies, Inc.(a)	77,992	794,738
Coeur Mining, Inc.(a)	99,274	504,312
Compass Minerals International, Inc.	104,628	5,100,615
Olympic Steel, Inc.	14,750	173,313
Ryerson Holding Corp.(a)	21,100	118,793
Schnitzer Steel Industries, Inc., Class A	157,787	2,783,363
SunCoke Energy, Inc.	334,963	991,490
TimkenSteel Corp.(a)	67,899	264,127
Total		10,730,751
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.1%
Boise Cascade Co.	51,062	1,920,442
PH Glatfelter Co.	252,582	4,053,941
Verso Corp., Class A	8,136	97,306
Total		6,071,689
Total Materials		30,383,460
Real Estate 7.6%
Equity Real Estate Investment Trusts (REITS) 7.6%
Armada Hoffler Properties, Inc.	19,244	191,478
Brandywine Realty Trust	188,654	2,054,442
Camden Property Trust	2,200	200,684
Columbia Property Trust, Inc.	39,512	519,188
CorEnergy Infrastructure Trust, Inc.	28,679	262,413
CorePoint Lodging, Inc.	63,920	269,103
Cousins Properties, Inc.	30,332	904,803
Empire State Realty Trust, Inc., Class A	150,513	1,053,591
Equity Commonwealth	292,165	9,407,713
Franklin Street Properties Corp.	34,316	174,668
Front Yard Residential Corp.	129,133	1,123,457
Gaming and Leisure Properties, Inc.	41,972	1,452,231
Investors Real Estate Trust	18,114	1,276,856
Kite Realty Group Trust	55,929	645,421
Lexington Realty Trust	256,252	2,703,459
National Health Investors, Inc.	6,016	365,292
New Senior Investment Group, Inc.	43,915	158,972
Physicians Realty Trust	122,195	2,140,856
Piedmont Office Realty Trust, Inc.	56,953	945,989
Preferred Apartment Communities, Inc., Class A	138,972	1,056,187
Retail Opportunity Investments Corp.	280,665	3,179,935
Retail Value, Inc.	21,234	262,452
RLJ Lodging Trust	139,532	1,317,182
SITE Centers Corp.	46,934	380,165
Spirit Realty Capital, Inc.	47,308	1,649,157
STAG Industrial, Inc.	85,431	2,504,837
Summit Hotel Properties, Inc.	268,845	1,594,251
Sunstone Hotel Investors, Inc.	166,247	1,354,913
Washington Real Estate Investment Trust	76,158	1,690,708
Total		40,840,403

The accompanying Notes to Financial Statements are an integral part of this statement.
104	Columbia Variable Portfolio Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 0.0%
CTO Realty Growth, Inc.	4,366	172,457
Total Real Estate		41,012,860
Utilities 3.6%
Electric Utilities 1.2%
Allete, Inc.	38,927	2,125,803
PNM Resources, Inc.	70,852	2,723,551
Portland General Electric Co.	44,612	1,865,228
Total		6,714,582
Gas Utilities 1.3%
New Jersey Resources Corp.	55,770	1,820,891
ONE Gas, Inc.	21,529	1,658,809
Southwest Gas Holdings, Inc.	17,158	1,184,760
Spire, Inc.	31,759	2,086,884
Total		6,751,344
Multi-Utilities 0.5%
Avista Corp.	4,015	146,106
Black Hills Corp.	43,464	2,462,670
Total		2,608,776
Water Utilities 0.6%
California Water Service Group	71,170	3,394,809
Total Utilities		19,469,511
Total Common Stocks (Cost $578,321,940)		517,674,163

Exchange-Traded Equity Funds 0.3%
	Shares	Value ($)
U.S. Small Cap 0.3%
iShares S&P Small-Cap 600 Value ETF	14,627	1,760,652
Total Exchange-Traded Equity Funds (Cost $1,507,703)		1,760,652

Rights —%
Issuer	Shares	Value ($)
Industrials —%
Airlines —%
American Airlines Escrow(a),(b),(c)	185,100	0
Total Industrials		0
Total Rights (Cost $—)		0

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(d),(e)	19,537,191	19,537,191
Total Money Market Funds (Cost $19,538,642)		19,537,191
Total Investments in Securities (Cost: $599,368,285)		538,972,006
Other Assets & Liabilities, Net		(509,831)
Net Assets		538,462,175

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2020, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2020.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	30,294,374	95,004,067	(105,759,975)	(1,275)	19,537,191	11,590	128,094	19,537,191
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	105

Portfolio of Investments   (continued)
Variable Portfolio – Partners Small Cap Value Fund, June 30, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	7,225,679	—	—	7,225,679
Consumer Discretionary	51,852,286	—	—	51,852,286
Consumer Staples	19,659,237	—	—	19,659,237
Energy	22,632,728	—	—	22,632,728
Financials	122,342,236	—	—	122,342,236
Health Care	44,447,418	—	—	44,447,418
Industrials	84,634,463	—	—	84,634,463
Information Technology	74,014,285	—	—	74,014,285
Materials	30,383,460	—	—	30,383,460
Real Estate	41,012,860	—	—	41,012,860
Utilities	19,469,511	—	—	19,469,511
Total Common Stocks	517,674,163	—	—	517,674,163
Exchange-Traded Equity Funds	1,760,652	—	—	1,760,652
Rights
Industrials	—	—	0*	0*
Total Rights	—	—	0*	0*
Money Market Funds	19,537,191	—	—	19,537,191
Total Investments in Securities	538,972,006	—	0*	538,972,006

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
106	Columbia Variable Portfolio Funds | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
	Columbia Variable Portfolio – Global Strategic Income Fund	Columbia Variable Portfolio – Intermediate Bond Fund	CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $97,061,665, $5,595,038,040, $95,514,501, respectively)	$98,452,961	$5,715,796,134	$102,632,743
Affiliated issuers (cost $3,352,221, $123,187,913, $63,936, respectively)	3,352,051	123,187,664	63,936
Options purchased (cost $—, $3,103,110, $457,825, respectively)	—	2,634,272	645,157
Cash	2	—	—
Foreign currency (cost $866,407, $303,158, $95,649, respectively)	885,728	303,593	95,824
Cash collateral held at broker for:
Swap contracts	—	1,743,000	—
TBA	—	255,000	—
Margin deposits on:
Futures contracts	565,400	—	323,701
Swap contracts	122,316	50,222,482	457,590
Unrealized appreciation on forward foreign currency exchange contracts	—	—	304,891
Unrealized appreciation on swap contracts	11,873	9,099,907	—
Upfront payments on swap contracts	66,416	1,123,367	—
Receivable for:
Investments sold	213,552	38,036,833	180,322
Investments sold on a delayed delivery basis	—	3,904,651	—
Capital shares sold	—	379,229	37,298
Dividends	1,086	29,600	79
Interest	914,480	24,584,985	269,347
Foreign tax reclaims	4,734	83,152	6,503
Variation margin for futures contracts	52,125	848,254	23,637
Variation margin for swap contracts	—	2,938,495	61,020
Expense reimbursement due from Investment Manager	681	—	164
Prepaid expenses	—	—	58
Total assets	104,643,405	5,975,170,618	105,102,270
Liabilities
Option contracts written, at value (premiums received $—, $—, $794,750, respectively)	—	—	850,871
Due to custodian	—	477,394	—
Unrealized depreciation on forward foreign currency exchange contracts	74,432	81,974	924,904
Unrealized depreciation on swap contracts	4,504	117,654	—
Upfront receipts on swap contracts	74,865	9,845,887	—
Payable for:
Investments purchased	134,381	2,346,731	24,209
Investments purchased on a delayed delivery basis	259,573	1,309,244,920	—
Capital shares purchased	131,062	5,177,768	69,722
Variation margin for futures contracts	1,250	1,176,373	12,344
Variation margin for swap contracts	14,340	—	46,515
Management services fees	1,845	59,512	1,439
Distribution and/or service fees	389	2,330	418
Service fees	5,121	27,694	5,033
Compensation of board members	94,895	318,406	134,991
Compensation of chief compliance officer	13	534	14
Other expenses	34,163	93,527	52,805
Total liabilities	830,833	1,328,970,704	2,123,265
Net assets applicable to outstanding capital stock	$103,812,572	$4,646,199,914	$102,979,005
Represented by
Paid in capital	109,110,500	4,054,919,279	94,711,741
Total distributable earnings (loss)	(5,297,928)	591,280,635	8,267,264
Total - representing net assets applicable to outstanding capital stock	$103,812,572	$4,646,199,914	$102,979,005
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	107

Statement of Assets and Liabilities  (continued)
June 30, 2020 (Unaudited)
	Columbia Variable Portfolio – Global Strategic Income Fund	Columbia Variable Portfolio – Intermediate Bond Fund	CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Class 1
Net assets	$9,912	$4,026,239,850	$37,482
Shares outstanding	1,182	354,425,321	6,272
Net asset value per share	$8.38(a)	$11.36	$5.98
Class 2
Net assets	$9,916,482	$62,832,800	$19,127,924
Shares outstanding	1,202,324	5,561,107	3,279,719
Net asset value per share	$8.25	$11.30	$5.83
Class 3
Net assets	$93,886,178	$557,127,264	$83,813,599
Shares outstanding	11,276,469	49,024,136	14,114,715
Net asset value per share	$8.33	$11.36	$5.94

(a)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
108	Columbia Variable Portfolio Funds | Semiannual Report 2020

Statement of Assets and Liabilities  (continued)
June 30, 2020 (Unaudited)
	CTIVP® – Victory Sycamore Established Value Fund	Variable Portfolio – Partners Core Equity Fund	Variable Portfolio – Partners Small Cap Value Fund
Assets
Investments in securities, at value
Unaffiliated issuers (cost $591,894,190, $2,709,168,033, $579,829,643, respectively)	$556,145,021	$2,896,585,543	$519,434,815
Affiliated issuers (cost $7,069,328, $65,462,076, $19,538,642, respectively)	7,068,884	65,458,955	19,537,191
Receivable for:
Investments sold	2,036,866	9,385,120	2,378,003
Capital shares sold	13	—	—
Dividends	572,743	2,832,394	452,020
Foreign tax reclaims	—	72,559	913
Expense reimbursement due from Investment Manager	—	—	394
Total assets	565,823,527	2,974,334,571	541,803,336
Liabilities
Payable for:
Investments purchased	2,751,249	11,167,173	2,982,855
Capital shares purchased	207,534	2,086,102	195,020
Management services fees	11,640	53,544	12,595
Distribution and/or service fees	482	163	289
Service fees	5,309	3,081	4,371
Compensation of board members	59,758	135,519	105,100
Compensation of chief compliance officer	71	275	88
Other expenses	28,176	32,969	40,843
Total liabilities	3,064,219	13,478,826	3,341,161
Net assets applicable to outstanding capital stock	$562,759,308	$2,960,855,745	$538,462,175
Represented by
Trust capital	$562,759,308	$2,960,855,745	$538,462,175
Total - representing net assets applicable to outstanding capital stock	$562,759,308	$2,960,855,745	$538,462,175
Class 1
Net assets	$464,739,823	$2,922,490,011	$459,254,765
Shares outstanding	17,984,583	128,359,921	20,491,534
Net asset value per share	$25.84	$22.77	$22.41
Class 2
Net assets	$44,350,833	$9,836,745	$6,190,824
Shares outstanding	1,759,446	442,516	283,394
Net asset value per share	$25.21	$22.23	$21.85
Class 3
Net assets	$53,668,652	$28,528,989	$73,016,586
Shares outstanding	2,101,655	1,268,821	3,302,161
Net asset value per share	$25.54	$22.48	$22.11
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	109

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
	Columbia Variable Portfolio – Global Strategic Income Fund	Columbia Variable Portfolio – Intermediate Bond Fund	CTIVP® – BlackRock Global Inflation-Protected Securities Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$1,242,985	$—
Dividends — affiliated issuers	18,392	795,090	11,899
Interest	1,949,150	79,848,977	(64,832)(a)
Foreign taxes withheld	(2,484)	(72,223)	(331)
Total income	1,965,058	81,814,829	(53,264)
Expenses:
Management services fees	344,181	10,777,273	270,117
Distribution and/or service fees
Class 2	12,763	71,370	24,309
Class 3	59,801	333,733	54,034
Service fees	31,759	175,148	31,747
Compensation of board members	1,676	22,306	(42)
Custodian fees	26,513	31,529	28,047
Printing and postage fees	10,737	52,368	10,380
Audit fees	19,642	24,615	24,615
Legal fees	4,336	27,131	4,333
Interest on collateral	—	27,729	—
Compensation of chief compliance officer	12	490	11
Other	2,779	32,388	2,771
Total expenses	514,199	11,576,080	450,322
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(129,327)	—	(45,531)
Total net expenses	384,872	11,576,080	404,791
Net investment income (loss)	1,580,186	70,238,749	(458,055)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	24,078	61,903,668	1,050,505
Investments — affiliated issuers	1,064	32,443	955
Foreign currency translations	99,600	95,229	39,335
Forward foreign currency exchange contracts	301,159	489,720	1,445,790
Futures contracts	(2,703,500)	75,979,202	(151,224)
Options purchased	—	24,067,305	(9,140)
Options contracts written	—	(25,962,342)	103,376
Swap contracts	747,163	24,319,369	(537,945)
Net realized gain (loss)	(1,530,436)	160,924,594	1,941,652
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(3,113,186)	6,069,347	3,508,952
Investments — affiliated issuers	(76)	3,618	—
Foreign currency translations	(57,953)	(7,837)	(46,722)
Forward foreign currency exchange contracts	188,277	380,403	608,715
Futures contracts	(353,074)	6,958,894	6,392
Options purchased	—	(468,838)	269,333
Options contracts written	—	167,366	(138,538)
Swap contracts	76,628	44,201,077	(230,266)
Net change in unrealized appreciation (depreciation)	(3,259,384)	57,304,030	3,977,866
Net realized and unrealized gain (loss)	(4,789,820)	218,228,624	5,919,518
Net increase (decrease) in net assets resulting from operations	$(3,209,634)	$288,467,373	$5,461,463

(a)	Includes amortization of bond premiums and deflationary adjustments for U.S. Treasury and Foreign Government Inflation Bonds which exceeded the aggregate of interest accrued to income for the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
110	Columbia Variable Portfolio Funds | Semiannual Report 2020

Statement of Operations  (continued)
Six Months Ended June 30, 2020 (Unaudited)
	CTIVP® – Victory Sycamore Established Value Fund	Variable Portfolio – Partners Core Equity Fund	Variable Portfolio – Partners Small Cap Value Fund
Net investment income
Income:
Dividends — unaffiliated issuers	$6,692,880	$25,929,452	$4,675,517
Dividends — affiliated issuers	71,403	399,569	128,094
Interfund lending	—	1,104	313
Foreign taxes withheld	—	(12,653)	(14,750)
Total income	6,764,283	26,317,472	4,789,174
Expenses:
Management services fees	2,142,968	9,301,471	2,341,323
Distribution and/or service fees
Class 2	57,005	12,093	8,066
Class 3	34,949	18,040	46,603
Service fees	30,995	12,664	24,370
Compensation of board members	6,498	16,276	4,435
Custodian fees	8,459	21,885	32,928
Printing and postage fees	9,844	5,154	9,371
Audit fees	14,669	14,669	14,669
Legal fees	6,644	16,596	6,564
Compensation of chief compliance officer	69	286	61
Other	6,151	16,325	6,728
Total expenses	2,318,251	9,435,459	2,495,118
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	—	(57,197)
Total net expenses	2,318,251	9,435,459	2,437,921
Net investment income	4,446,032	16,882,013	2,351,253
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,099,788	(100,235,179)	(63,455,479)
Investments — affiliated issuers	3,422	20,308	11,590
Foreign currency translations	—	—	(77)
Net realized gain (loss)	10,103,210	(100,214,871)	(63,443,966)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(110,331,764)	(63,866,937)	(87,952,655)
Investments — affiliated issuers	94	(1,778)	(1,275)
Foreign currency translations	—	—	25
Net change in unrealized appreciation (depreciation)	(110,331,670)	(63,868,715)	(87,953,905)
Net realized and unrealized loss	(100,228,460)	(164,083,586)	(151,397,871)
Net decrease in net assets resulting from operations	$(95,782,428)	$(147,201,573)	$(149,046,618)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	111

Statement of Changes in Net Assets
	Columbia Variable Portfolio – Global Strategic Income Fund		Columbia Variable Portfolio – Intermediate Bond Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$1,580,186	$3,566,730	$70,238,749	$158,269,740
Net realized gain (loss)	(1,530,436)	277,152	160,924,594	78,457,519
Net change in unrealized appreciation (depreciation)	(3,259,384)	7,961,184	57,304,030	166,878,552
Net increase (decrease) in net assets resulting from operations	(3,209,634)	11,805,066	288,467,373	403,605,811
Distributions to shareholders
Net investment income and net realized gains
Class 1	(512)	—	—	(129,529,414)
Class 2	(522,982)	—	—	(1,341,354)
Class 3	(4,964,649)	—	—	(16,363,714)
Total distributions to shareholders	(5,488,143)	—	—	(147,234,482)
Decrease in net assets from capital stock activity	(918,595)	(12,152,728)	(302,309,805)	(72,368,867)
Total increase (decrease) in net assets	(9,616,372)	(347,662)	(13,842,432)	184,002,462
Net assets at beginning of period	113,428,944	113,776,606	4,660,042,346	4,476,039,884
Net assets at end of period	$103,812,572	$113,428,944	$4,646,199,914	$4,660,042,346

	Columbia Variable Portfolio – Global Strategic Income Fund				Columbia Variable Portfolio – Intermediate Bond Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	—	—	—	—	7,607,413	81,753,106	16,675,735	175,143,003
Distributions reinvested	66	512	—	—	—	—	12,407,032	129,529,414
Redemptions	—	—	—	—	(35,332,037)	(381,352,076)	(35,693,824)	(374,529,744)
Net increase (decrease)	66	512	—	—	(27,724,624)	(299,598,970)	(6,611,057)	(69,857,327)
Class 2
Subscriptions	111,673	937,743	167,892	1,453,562	831,840	9,101,555	1,386,392	14,561,853
Distributions reinvested	68,904	522,982	—	—	—	—	128,852	1,341,354
Redemptions	(178,190)	(1,439,192)	(144,045)	(1,239,293)	(263,301)	(2,812,473)	(251,956)	(2,636,071)
Net increase	2,387	21,533	23,847	214,269	568,539	6,289,082	1,263,288	13,267,136
Class 3
Subscriptions	158,175	1,397,350	283,910	2,483,622	1,271,703	13,901,335	943,494	9,998,241
Distributions reinvested	648,126	4,964,649	—	—	—	—	1,565,906	16,363,714
Redemptions	(879,777)	(7,302,639)	(1,717,109)	(14,850,619)	(2,134,034)	(22,901,252)	(4,034,379)	(42,140,631)
Net decrease	(73,476)	(940,640)	(1,433,199)	(12,366,997)	(862,331)	(8,999,917)	(1,524,979)	(15,778,676)
Total net decrease	(71,023)	(918,595)	(1,409,352)	(12,152,728)	(28,018,416)	(302,309,805)	(6,872,748)	(72,368,867)
The accompanying Notes to Financial Statements are an integral part of this statement.
112	Columbia Variable Portfolio Funds | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	CTIVP® – BlackRock Global Inflation-Protected Securities Fund		CTIVP® – Victory Sycamore Established Value Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$(458,055)	$538,685	$4,446,032	$7,522,925
Net realized gain	1,941,652	1,686,244	10,103,210	61,584,508
Net change in unrealized appreciation (depreciation)	3,977,866	6,425,326	(110,331,670)	80,514,291
Net increase (decrease) in net assets resulting from operations	5,461,463	8,650,255	(95,782,428)	149,621,724
Distributions to shareholders
Net investment income and net realized gains
Class 1	—	(424)	—	—
Class 2	—	(568,883)	—	—
Class 3	—	(2,986,617)	—	—
Total distributions to shareholders	—	(3,555,924)	—	—
Increase (decrease) in net assets from capital stock activity	(11,300,961)	(10,218,119)	1,941,025	(30,020,638)
Total increase (decrease) in net assets	(5,839,498)	(5,123,788)	(93,841,403)	119,601,086
Net assets at beginning of period	108,818,503	113,942,291	656,600,711	536,999,625
Net assets at end of period	$102,979,005	$108,818,503	$562,759,308	$656,600,711

	CTIVP® – BlackRock Global Inflation-Protected Securities Fund				CTIVP® – Victory Sycamore Established Value Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	4,690	27,638	2,754	15,665	408,523	9,167,592	385,399	10,953,755
Distributions reinvested	—	—	75	424	—	—	—	—
Redemptions	(3,287)	(19,036)	(32)	(186)	(67,694)	(1,942,154)	(1,469,945)	(42,232,511)
Net increase (decrease)	1,403	8,602	2,797	15,903	340,829	7,225,438	(1,084,546)	(31,278,756)
Class 2
Subscriptions	166,113	943,929	610,685	3,377,740	61,780	1,522,243	214,966	5,875,384
Distributions reinvested	—	—	103,811	568,883	—	—	—	—
Redemptions	(439,167)	(2,471,211)	(420,142)	(2,319,724)	(131,187)	(3,173,299)	(134,545)	(3,580,034)
Net increase (decrease)	(273,054)	(1,527,282)	294,354	1,626,899	(69,407)	(1,651,056)	80,421	2,295,350
Class 3
Subscriptions	309,054	1,765,879	521,418	2,924,918	28,679	774,632	148,859	4,074,904
Distributions reinvested	—	—	536,197	2,986,617	—	—	—	—
Redemptions	(2,020,760)	(11,548,160)	(3,162,954)	(17,772,456)	(177,894)	(4,407,989)	(186,287)	(5,112,136)
Net decrease	(1,711,706)	(9,782,281)	(2,105,339)	(11,860,921)	(149,215)	(3,633,357)	(37,428)	(1,037,232)
Total net increase (decrease)	(1,983,357)	(11,300,961)	(1,808,188)	(10,218,119)	122,207	1,941,025	(1,041,553)	(30,020,638)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	113

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Partners Core Equity Fund		Variable Portfolio – Partners Small Cap Value Fund
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income	$16,882,013	$26,084,952	$2,351,253	$7,210,557
Net realized gain (loss)	(100,214,871)	277,901,298	(63,443,966)	4,632,342
Net change in unrealized appreciation (depreciation)	(63,868,715)	178,416,930	(87,953,905)	114,910,197
Net increase (decrease) in net assets resulting from operations	(147,201,573)	482,403,180	(149,046,618)	126,753,096
Increase (decrease) in net assets from capital stock activity	826,724,038	(17,343,111)	18,297,250	(127,843,282)
Total increase (decrease) in net assets	679,522,465	465,060,069	(130,749,368)	(1,090,186)
Net assets at beginning of period	2,281,333,280	1,816,273,211	669,211,543	670,301,729
Net assets at end of period	$2,960,855,745	$2,281,333,280	$538,462,175	$669,211,543

	Variable Portfolio – Partners Core Equity Fund				Variable Portfolio – Partners Small Cap Value Fund
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	40,914,337	973,220,097	8,809,618	189,907,794	1,144,331	22,819,591	758,779	20,858,210
Redemptions	(6,382,676)	(143,292,062)	(9,215,834)	(200,379,741)	(167,965)	(3,804,615)	(4,935,650)	(136,973,809)
Net increase (decrease)	34,531,661	829,928,035	(406,216)	(10,471,947)	976,366	19,014,976	(4,176,871)	(116,115,599)
Class 2
Subscriptions	12,381	254,517	27,500	567,406	18,624	397,287	39,350	1,051,309
Redemptions	(31,391)	(679,994)	(67,129)	(1,433,920)	(27,289)	(615,588)	(28,677)	(765,258)
Net increase (decrease)	(19,010)	(425,477)	(39,629)	(866,514)	(8,665)	(218,301)	10,673	286,051
Class 3
Subscriptions	13,637	284,468	28,333	581,034	220,256	4,365,467	50,562	1,359,130
Redemptions	(139,106)	(3,062,988)	(307,199)	(6,585,684)	(207,134)	(4,864,892)	(492,003)	(13,372,864)
Net increase (decrease)	(125,469)	(2,778,520)	(278,866)	(6,004,650)	13,122	(499,425)	(441,441)	(12,013,734)
Total net increase (decrease)	34,387,182	826,724,038	(724,711)	(17,343,111)	980,823	18,297,250	(4,607,639)	(127,843,282)
The accompanying Notes to Financial Statements are an integral part of this statement.
114	Columbia Variable Portfolio Funds | Semiannual Report 2020

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Columbia Variable Portfolio Funds | Semiannual Report 2020	115

Financial Highlights
Columbia Variable Portfolio – Global Strategic Income Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$9.11	0.13	(0.40)	—	(0.27)	(0.46)	—	(0.46)
Year Ended 12/31/2019	$8.21	0.29	0.61	0.00(d)	0.90	—	—	—
Year Ended 12/31/2018	$9.03	0.29	(0.74)	—	(0.45)	(0.37)	—	(0.37)
Year Ended 12/31/2017	$8.53	0.29	0.21	—	0.50	—	—	—
Year Ended 12/31/2016	$8.85	0.29	(0.36)	—	(0.07)	—	(0.25)	(0.25)
Year Ended 12/31/2015	$10.26	0.30	(0.87)	—	(0.57)	—	(0.84)	(0.84)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$8.96	0.12	(0.39)	—	(0.27)	(0.44)	—	(0.44)
Year Ended 12/31/2019	$8.09	0.26	0.61	0.00(d)	0.87	—	—	—
Year Ended 12/31/2018	$8.91	0.26	(0.73)	—	(0.47)	(0.35)	—	(0.35)
Year Ended 12/31/2017	$8.43	0.27	0.21	—	0.48	—	—	—
Year Ended 12/31/2016	$8.78	0.26	(0.36)	—	(0.10)	—	(0.25)	(0.25)
Year Ended 12/31/2015	$10.20	0.32	(0.90)	—	(0.58)	—	(0.84)	(0.84)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$9.05	0.13	(0.40)	—	(0.27)	(0.45)	—	(0.45)
Year Ended 12/31/2019	$8.16	0.27	0.62	0.00(d)	0.89	—	—	—
Year Ended 12/31/2018	$8.98	0.28	(0.74)	—	(0.46)	(0.36)	—	(0.36)
Year Ended 12/31/2017	$8.49	0.28	0.21	—	0.49	—	—	—
Year Ended 12/31/2016	$8.83	0.27	(0.36)	—	(0.09)	—	(0.25)	(0.25)
Year Ended 12/31/2015	$10.25	0.33	(0.91)	—	(0.58)	—	(0.84)	(0.84)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
(f)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
116	Columbia Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Variable Portfolio – Global Strategic Income Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$8.38	(2.53%)	0.84%(c)	0.59%(c)	3.12%(c)	33%	$10
Year Ended 12/31/2019	$9.11	10.96%(e)	0.87%	0.59%	3.27%	57%	$10
Year Ended 12/31/2018	$8.21	(5.20%)	0.86%(f)	0.64%(f)	3.34%	86%	$9
Year Ended 12/31/2017	$9.03	5.86%	0.85%	0.68%	3.33%	37%	$10
Year Ended 12/31/2016	$8.53	(1.00%)	0.79%	0.70%	3.17%	162%	$9
Year Ended 12/31/2015	$8.85	(6.08%)	0.75%	0.75%	2.88%	109%	$9
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$8.25	(2.62%)	1.08%(c)	0.84%(c)	2.87%(c)	33%	$9,916
Year Ended 12/31/2019	$8.96	10.75%(e)	1.12%	0.84%	3.01%	57%	$10,750
Year Ended 12/31/2018	$8.09	(5.51%)	1.10%(f)	0.89%(f)	3.08%	86%	$9,512
Year Ended 12/31/2017	$8.91	5.69%	1.10%	0.93%	3.07%	37%	$9,719
Year Ended 12/31/2016	$8.43	(1.35%)	1.05%	0.95%	2.92%	162%	$8,812
Year Ended 12/31/2015	$8.78	(6.22%)	1.04%	0.98%	3.30%	109%	$9,004
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$8.33	(2.57%)	0.96%(c)	0.71%(c)	3.00%(c)	33%	$93,886
Year Ended 12/31/2019	$9.05	10.91%(e)	1.00%	0.72%	3.14%	57%	$102,668
Year Ended 12/31/2018	$8.16	(5.34%)	0.97%(f)	0.76%(f)	3.25%	86%	$104,256
Year Ended 12/31/2017	$8.98	5.77%	0.98%	0.80%	3.18%	37%	$131,599
Year Ended 12/31/2016	$8.49	(1.23%)	0.92%	0.83%	3.03%	162%	$146,851
Year Ended 12/31/2015	$8.83	(6.17%)	0.91%	0.86%	3.42%	109%	$179,329
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	117

Financial Highlights
Columbia Variable Portfolio – Intermediate Bond Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$10.66	0.17	0.53	0.70	—	—	—
Year Ended 12/31/2019	$10.08	0.36	0.57	0.93	(0.35)	—	(0.35)
Year Ended 12/31/2018	$10.36	0.33	(0.29)	0.04	(0.25)	(0.07)	(0.32)
Year Ended 12/31/2017	$10.35	0.28	0.12	0.40	(0.30)	(0.09)	(0.39)
Year Ended 12/31/2016	$10.07	0.30	0.17	0.47	(0.18)	(0.01)	(0.19)
Year Ended 12/31/2015	$10.22	0.25	(0.22)	0.03	(0.15)	(0.03)	(0.18)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$10.62	0.15	0.53	0.68	—	—	—
Year Ended 12/31/2019	$10.04	0.33	0.57	0.90	(0.32)	—	(0.32)
Year Ended 12/31/2018	$10.32	0.30	(0.29)	0.01	(0.22)	(0.07)	(0.29)
Year Ended 12/31/2017	$10.31	0.25	0.12	0.37	(0.27)	(0.09)	(0.36)
Year Ended 12/31/2016	$10.03	0.27	0.18	0.45	(0.16)	(0.01)	(0.17)
Year Ended 12/31/2015	$10.19	0.22	(0.23)	(0.01)	(0.12)	(0.03)	(0.15)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$10.67	0.16	0.53	0.69	—	—	—
Year Ended 12/31/2019	$10.09	0.35	0.56	0.91	(0.33)	—	(0.33)
Year Ended 12/31/2018	$10.37	0.31	(0.29)	0.02	(0.23)	(0.07)	(0.30)
Year Ended 12/31/2017	$10.36	0.27	0.11	0.38	(0.28)	(0.09)	(0.37)
Year Ended 12/31/2016	$10.08	0.28	0.18	0.46	(0.17)	(0.01)	(0.18)
Year Ended 12/31/2015	$10.23	0.24	(0.22)	0.02	(0.14)	(0.03)	(0.17)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
118	Columbia Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
Columbia Variable Portfolio – Intermediate Bond Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$11.36	6.57%	0.49%(c),(d)	0.49%(c),(d)	3.07%(c)	143%	$4,026,240
Year Ended 12/31/2019	$10.66	9.25%	0.49%(d)	0.49%(d)	3.46%	256%	$4,074,589
Year Ended 12/31/2018	$10.08	0.40%	0.49%(d)	0.49%(d)	3.21%	222%	$3,919,654
Year Ended 12/31/2017	$10.36	3.86%	0.51%	0.51%	2.69%	396%	$4,242,173
Year Ended 12/31/2016	$10.35	4.68%	0.54%	0.54%	2.86%	400%	$4,384,210
Year Ended 12/31/2015	$10.07	0.30%	0.54%	0.54%	2.42%	477%	$4,413,919
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$11.30	6.40%	0.74%(c),(d)	0.74%(c),(d)	2.83%(c)	143%	$62,833
Year Ended 12/31/2019	$10.62	9.03%	0.74%(d)	0.74%(d)	3.19%	256%	$53,012
Year Ended 12/31/2018	$10.04	0.14%	0.74%(d)	0.74%(d)	2.96%	222%	$37,454
Year Ended 12/31/2017	$10.32	3.61%	0.76%	0.76%	2.44%	396%	$37,866
Year Ended 12/31/2016	$10.31	4.43%	0.79%	0.79%	2.60%	400%	$34,167
Year Ended 12/31/2015	$10.03	(0.05%)	0.80%	0.80%	2.18%	477%	$24,967
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$11.36	6.47%	0.61%(c),(d)	0.61%(c),(d)	2.95%(c)	143%	$557,127
Year Ended 12/31/2019	$10.67	9.12%	0.61%(d)	0.61%(d)	3.33%	256%	$532,441
Year Ended 12/31/2018	$10.09	0.27%	0.61%(d)	0.61%(d)	3.07%	222%	$518,931
Year Ended 12/31/2017	$10.37	3.73%	0.64%	0.64%	2.56%	396%	$617,144
Year Ended 12/31/2016	$10.36	4.54%	0.66%	0.66%	2.74%	400%	$688,625
Year Ended 12/31/2015	$10.08	0.17%	0.67%	0.67%	2.30%	477%	$750,722
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	119

Financial Highlights
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$5.66	(0.02)	0.34	0.32	—	—	—
Year Ended 12/31/2019	$5.42	0.03	0.40	0.43	(0.19)	—	(0.19)
Year Ended 12/31/2018	$5.47	0.08	(0.10)	(0.02)	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.51	0.06	0.08	0.14	(0.13)	(0.05)	(0.18)
Year Ended 12/31/2016	$5.07	0.01	0.43	0.44	—	—	—
Year Ended 12/31/2015	$9.49	(0.07)	(0.01)(e)	(0.08)	(3.51)	(0.83)	(4.34)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$5.53	(0.03)	0.33	0.30	—	—	—
Year Ended 12/31/2019	$5.30	0.02	0.38	0.40	(0.17)	—	(0.17)
Year Ended 12/31/2018	$5.37	0.06	(0.10)	(0.04)	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.41	0.05	0.08	0.13	(0.12)	(0.05)	(0.17)
Year Ended 12/31/2016	$4.99	0.00(f)	0.42	0.42	—	—	—
Year Ended 12/31/2015	$9.41	(0.02)	(0.08)(e)	(0.10)	(3.49)	(0.83)	(4.32)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$5.63	(0.02)	0.33	0.31	—	—	—
Year Ended 12/31/2019	$5.39	0.03	0.39	0.42	(0.18)	—	(0.18)
Year Ended 12/31/2018	$5.45	0.07	(0.10)	(0.03)	—	(0.03)	(0.03)
Year Ended 12/31/2017	$5.49	0.05	0.08	0.13	(0.12)	(0.05)	(0.17)
Year Ended 12/31/2016	$5.06	0.00(f)	0.43	0.43	—	—	—
Year Ended 12/31/2015	$9.48	(0.02)	(0.07)(e)	(0.09)	(3.50)	(0.83)	(4.33)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
120	Columbia Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$5.98	5.65%	0.71%(c)	0.61%(c)	(0.76%)(c)	32%	$37
Year Ended 12/31/2019	$5.66	7.90%	0.71%(d)	0.61%(d)	0.57%	62%	$28
Year Ended 12/31/2018	$5.42	(0.33%)	0.71%(d)	0.61%(d)	1.41%	118%	$11
Year Ended 12/31/2017	$5.47	2.66%	0.71%	0.62%	1.09%	99%	$11
Year Ended 12/31/2016	$5.51	8.68%	0.68%	0.64%	0.18%	72%	$11
Year Ended 12/31/2015	$5.07	(1.38%)	0.58%	0.58%	(0.77%)	89%	$11
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$5.83	5.43%	0.95%(c)	0.87%(c)	(0.97%)(c)	32%	$19,128
Year Ended 12/31/2019	$5.53	7.63%	0.96%(d)	0.86%(d)	0.38%	62%	$19,663
Year Ended 12/31/2018	$5.30	(0.71%)	0.95%(d)	0.86%(d)	1.14%	118%	$17,272
Year Ended 12/31/2017	$5.37	2.46%	0.97%	0.87%	0.86%	99%	$13,986
Year Ended 12/31/2016	$5.41	8.42%	0.93%	0.89%	(0.07%)	72%	$10,801
Year Ended 12/31/2015	$4.99	(1.64%)	0.89%	0.86%	(0.28%)	89%	$7,898
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$5.94	5.51%	0.83%(c)	0.74%(c)	(0.84%)(c)	32%	$83,814
Year Ended 12/31/2019	$5.63	7.81%	0.83%(d)	0.73%(d)	0.49%	62%	$89,128
Year Ended 12/31/2018	$5.39	(0.51%)	0.82%(d)	0.74%(d)	1.28%	118%	$96,659
Year Ended 12/31/2017	$5.45	2.54%	0.84%	0.75%	0.97%	99%	$111,829
Year Ended 12/31/2016	$5.49	8.50%	0.80%	0.77%	0.05%	72%	$123,299
Year Ended 12/31/2015	$5.06	(1.49%)	0.76%	0.74%	(0.23%)	89%	$135,276
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	121

Financial Highlights
CTIVP® – Victory Sycamore Established Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$30.32	0.21	(4.69)	(4.48)
Year Ended 12/31/2019	$23.65	0.34	6.33	6.67
Year Ended 12/31/2018	$26.27	0.27	(2.89)	(2.62)
Year Ended 12/31/2017	$22.68	0.17	3.42	3.59
Year Ended 12/31/2016	$18.78	0.15	3.75	3.90
Year Ended 12/31/2015	$18.73	0.14	(0.09)(d)	0.05
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$29.61	0.17	(4.57)	(4.40)
Year Ended 12/31/2019	$23.16	0.27	6.18	6.45
Year Ended 12/31/2018	$25.79	0.20	(2.83)	(2.63)
Year Ended 12/31/2017	$22.32	0.11	3.36	3.47
Year Ended 12/31/2016	$18.52	0.10	3.70	3.80
Year Ended 12/31/2015	$18.52	0.12	(0.12)(d)	0.00(e)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$29.98	0.19	(4.63)	(4.44)
Year Ended 12/31/2019	$23.42	0.31	6.25	6.56
Year Ended 12/31/2018	$26.05	0.23	(2.86)	(2.63)
Year Ended 12/31/2017	$22.51	0.14	3.40	3.54
Year Ended 12/31/2016	$18.66	0.12	3.73	3.85
Year Ended 12/31/2015	$18.63	0.14	(0.11)(d)	0.03

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
122	Columbia Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
CTIVP® – Victory Sycamore Established Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$25.84	(14.77%)	0.79%(c)	0.79%(c)	1.62%(c)	22%	$464,740
Year Ended 12/31/2019	$30.32	28.20%	0.79%	0.79%	1.25%	39%	$534,959
Year Ended 12/31/2018	$23.65	(9.97%)	0.79%	0.79%	1.00%	36%	$442,931
Year Ended 12/31/2017	$26.27	15.83%	0.82%	0.82%	0.69%	41%	$487,245
Year Ended 12/31/2016	$22.68	20.77%	0.88%	0.86%	0.71%	46%	$409,756
Year Ended 12/31/2015	$18.78	0.27%	0.91%	0.89%	0.71%	53%	$176,428
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$25.21	(14.86%)	1.04%(c)	1.04%(c)	1.36%(c)	22%	$44,351
Year Ended 12/31/2019	$29.61	27.85%	1.04%	1.04%	1.00%	39%	$54,158
Year Ended 12/31/2018	$23.16	(10.20%)	1.04%	1.04%	0.76%	36%	$40,488
Year Ended 12/31/2017	$25.79	15.55%	1.07%	1.07%	0.46%	41%	$40,477
Year Ended 12/31/2016	$22.32	20.52%	1.14%	1.11%	0.49%	46%	$26,182
Year Ended 12/31/2015	$18.52	0.00%(e)	1.18%	1.14%	0.63%	53%	$14,431
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$25.54	(14.81%)	0.92%(c)	0.92%(c)	1.49%(c)	22%	$53,669
Year Ended 12/31/2019	$29.98	28.01%	0.91%	0.91%	1.12%	39%	$67,484
Year Ended 12/31/2018	$23.42	(10.10%)	0.92%	0.92%	0.88%	36%	$53,581
Year Ended 12/31/2017	$26.05	15.73%	0.95%	0.95%	0.57%	41%	$57,946
Year Ended 12/31/2016	$22.51	20.63%	1.01%	0.99%	0.61%	46%	$44,076
Year Ended 12/31/2015	$18.66	0.16%	1.05%	1.02%	0.73%	53%	$27,637
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	123

Financial Highlights
Variable Portfolio – Partners Core Equity Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$23.85	0.13	(1.21)	(1.08)
Year Ended 12/31/2019	$18.84	0.27	4.74	5.01
Year Ended 12/31/2018	$20.48	0.24	(1.88)	(1.64)
Year Ended 12/31/2017	$17.00	0.20	3.28	3.48
Year Ended 12/31/2016	$15.49	0.22	1.29	1.51
Year Ended 12/31/2015	$15.40	0.64(d)	(0.55)	0.09
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$23.31	0.10	(1.18)	(1.08)
Year Ended 12/31/2019	$18.47	0.21	4.63	4.84
Year Ended 12/31/2018	$20.12	0.18	(1.83)	(1.65)
Year Ended 12/31/2017	$16.75	0.15	3.22	3.37
Year Ended 12/31/2016	$15.29	0.18	1.28	1.46
Year Ended 12/31/2015	$15.24	0.65(e)	(0.60)	0.05
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$23.57	0.12	(1.21)	(1.09)
Year Ended 12/31/2019	$18.65	0.24	4.68	4.92
Year Ended 12/31/2018	$20.29	0.21	(1.85)	(1.64)
Year Ended 12/31/2017	$16.87	0.18	3.24	3.42
Year Ended 12/31/2016	$15.38	0.20	1.29	1.49
Year Ended 12/31/2015	$15.31	0.62(d)	(0.55)	0.07

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.39 per share.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.43 per share.
The accompanying Notes to Financial Statements are an integral part of this statement.
124	Columbia Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
Variable Portfolio – Partners Core Equity Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$22.77	(4.53%)	0.68%(c)	0.68%(c)	1.23%(c)	50%	$2,922,490
Year Ended 12/31/2019	$23.85	26.59%	0.70%	0.69%	1.25%	129%	$2,237,714
Year Ended 12/31/2018	$18.84	(8.01%)	0.70%	0.69%	1.13%	55%	$1,775,821
Year Ended 12/31/2017	$20.48	20.47%	0.74%	0.74%	1.08%	51%	$1,934,400
Year Ended 12/31/2016	$17.00	9.75%	0.79%	0.77%	1.39%	115%	$1,670,305
Year Ended 12/31/2015	$15.49	0.58%	0.82%	0.77%	4.14%	67%	$1,691,555
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$22.23	(4.63%)	0.93%(c)	0.93%(c)	0.95%(c)	50%	$9,837
Year Ended 12/31/2019	$23.31	26.21%	0.95%	0.94%	1.00%	129%	$10,760
Year Ended 12/31/2018	$18.47	(8.20%)	0.95%	0.94%	0.88%	55%	$9,255
Year Ended 12/31/2017	$20.12	20.12%	0.99%	0.99%	0.83%	51%	$10,507
Year Ended 12/31/2016	$16.75	9.55%	1.04%	1.02%	1.13%	115%	$8,549
Year Ended 12/31/2015	$15.29	0.33%	1.07%	1.02%	4.22%	67%	$8,239
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$22.48	(4.62%)	0.81%(c)	0.81%(c)	1.07%(c)	50%	$28,529
Year Ended 12/31/2019	$23.57	26.38%	0.83%	0.81%	1.13%	129%	$32,859
Year Ended 12/31/2018	$18.65	(8.08%)	0.83%	0.82%	1.00%	55%	$31,196
Year Ended 12/31/2017	$20.29	20.27%	0.87%	0.87%	0.96%	51%	$42,254
Year Ended 12/31/2016	$16.87	9.69%	0.92%	0.90%	1.27%	115%	$42,830
Year Ended 12/31/2015	$15.38	0.46%	0.95%	0.89%	4.04%	67%	$46,975
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	125

Financial Highlights
Variable Portfolio – Partners Small Cap Value Fund
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Increase from payment by affiliate	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$29.04	0.10	(6.73)	—	(6.63)
Year Ended 12/31/2019	$24.24	0.28	4.52	—	4.80
Year Ended 12/31/2018	$28.01	0.25	(4.02)	—	(3.77)
Year Ended 12/31/2017	$26.14	0.19	1.68	—	1.87
Year Ended 12/31/2016	$20.81	0.09	5.24	0.00(d)	5.33
Year Ended 12/31/2015	$22.92	0.19	(2.30)	—	(2.11)
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$28.34	0.07	(6.56)	—	(6.49)
Year Ended 12/31/2019	$23.71	0.22	4.41	—	4.63
Year Ended 12/31/2018	$27.48	0.18	(3.95)	—	(3.77)
Year Ended 12/31/2017	$25.71	0.13	1.64	—	1.77
Year Ended 12/31/2016	$20.51	0.04	5.16	0.00(d)	5.20
Year Ended 12/31/2015	$22.65	0.14	(2.28)	—	(2.14)
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$28.67	0.09	(6.65)	—	(6.56)
Year Ended 12/31/2019	$23.96	0.25	4.46	—	4.71
Year Ended 12/31/2018	$27.73	0.21	(3.98)	—	(3.77)
Year Ended 12/31/2017	$25.91	0.15	1.67	—	1.82
Year Ended 12/31/2016	$20.64	0.06	5.21	0.00(d)	5.27
Year Ended 12/31/2015	$22.77	0.17	(2.30)	—	(2.13)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Rounds to zero.
(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
126	Columbia Variable Portfolio Funds | Semiannual Report 2020

Financial Highlights  (continued)
Variable Portfolio – Partners Small Cap Value Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$22.41	(22.83%)	0.90%(c)	0.88%(c)	0.89%(c)	61%	$459,255
Year Ended 12/31/2019	$29.04	19.80%	0.89%	0.88%	1.02%	75%	$566,653
Year Ended 12/31/2018	$24.24	(13.46%)	0.88%	0.88%	0.88%	60%	$574,250
Year Ended 12/31/2017	$28.01	7.16%	0.91%	0.91%	0.72%	115%	$686,191
Year Ended 12/31/2016	$26.14	25.61%(e)	1.02%	0.93%	0.40%	60%	$712,682
Year Ended 12/31/2015	$20.81	(9.21%)	1.07%	0.93%	0.84%	48%	$985,530
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$21.85	(22.90%)	1.15%(c)	1.13%(c)	0.63%(c)	61%	$6,191
Year Ended 12/31/2019	$28.34	19.53%	1.14%	1.13%	0.81%	75%	$8,276
Year Ended 12/31/2018	$23.71	(13.72%)	1.13%	1.13%	0.65%	60%	$6,673
Year Ended 12/31/2017	$27.48	6.88%	1.16%	1.16%	0.49%	115%	$6,814
Year Ended 12/31/2016	$25.71	25.35%(e)	1.25%	1.18%	0.17%	60%	$5,749
Year Ended 12/31/2015	$20.51	(9.45%)	1.32%	1.18%	0.65%	48%	$4,017
Class 3
Six Months Ended 6/30/2020 (Unaudited)	$22.11	(22.88%)	1.03%(c)	1.01%(c)	0.76%(c)	61%	$73,017
Year Ended 12/31/2019	$28.67	19.66%	1.01%	1.00%	0.92%	75%	$94,282
Year Ended 12/31/2018	$23.96	(13.60%)	1.01%	1.00%	0.74%	60%	$89,379
Year Ended 12/31/2017	$27.73	7.02%	1.04%	1.04%	0.59%	115%	$120,392
Year Ended 12/31/2016	$25.91	25.53%(e)	1.13%	1.05%	0.29%	60%	$134,434
Year Ended 12/31/2015	$20.64	(9.36%)	1.19%	1.05%	0.77%	48%	$129,360
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio Funds | Semiannual Report 2020	127

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Variable Portfolio – Global Strategic Income Fund; Columbia Variable Portfolio – Intermediate Bond Fund; CTIVP® – BlackRock Global Inflation-Protected Securities Fund; CTIVP® – Victory Sycamore Established Value Fund; Variable Portfolio – Partners Core Equity Fund and Variable Portfolio – Partners Small Cap Value Fund.
Each Fund, other than CTIVP® – BlackRock Global Inflation-Protected Securities Fund, is currently classified as a diversified fund. CTIVP® – BlackRock Global Inflation-Protected Securities Fund is currently classified as a non-diversified fund.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to one or more Funds. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
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Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than ETFs), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
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Notes to Financial Statements  (continued)
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Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded
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under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Certain Funds utilized forward foreign currency exchange contracts as detailed below:
Forward foreign currency exchange contracts	Funds
To hedge the currency exposure associated with some or all of the Fund’s securities	Columbia Variable Portfolio — Global Strategic Income Fund, Columbia Variable Portfolio — Intermediate Bond Fund and CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To shift foreign currency exposure back to U.S. dollars	Columbia Variable Portfolio — Intermediate Bond Fund and CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To generate total return through long and short currency positions versus the U.S. dollar	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
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Futures contracts
Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Certain Funds bought and sold futures contracts as detailed below:
Futures contracts	Funds
To manage the duration and yield curve exposure of the Fund versus the benchmark	Columbia Variable Portfolio — Global Strategic Income Fund, Columbia Variable Portfolio — Intermediate Bond Fund and CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To manage exposure to movements in interest rates	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To produce incremental earnings	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To attain desired breakeven inflation exposure	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into futures contracts, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. Certain Funds purchased and/or wrote options contracts as detailed below:
Options contracts	Funds
To manage convexity risk	Columbia Variable Portfolio — Intermediate Bond Fund
To manage exposure to fluctuations in interest rates	Columbia Variable Portfolio — Intermediate Bond Fund and CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To protect gains	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To produce incremental earnings	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by a Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
Credit default swap contracts	Funds
To increase or decrease its credit exposure to an index	Columbia Variable Portfolio — Global Strategic Income Fund and Columbia Variable Portfolio — Intermediate Bond Fund
To increase or decrease its credit exposure to a single issuer of debt securities	Columbia Variable Portfolio — Global Strategic Income Fund
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
Certain Funds entered into interest rate swap contracts as detailed below:
Interest rate swap contracts	Funds
To gain exposure or to protect itself from market rate change	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To attain desired breakeven inflation exposure	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To hedge the portfolio risk associated with some or all of the Fund’s securities	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To produce incremental earnings	CTIVP® — BlackRock Global Inflation-Protected Securities Fund
To manage interest rate market risk exposure to produce incremental earnings	Columbia Variable Portfolio — Intermediate Bond Fund and CTIVP® — BlackRock Global Inflation-Protected Securities Fund
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These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Variable Portfolio – Global Strategic Income Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	11,873*
Credit risk	Upfront payments on swap contracts	66,416
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	20,164*
Total		98,453

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	88,913*
Credit risk	Upfront receipts on swap contracts	74,865
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	74,432
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	59,071*
Total		297,281

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	747,163	747,163
Foreign exchange risk	301,159	—	—	301,159
Interest rate risk	—	(2,703,500)	—	(2,703,500)
Total	301,159	(2,703,500)	747,163	(1,655,178)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	76,628	76,628
Foreign exchange risk	188,277	—	—	188,277
Interest rate risk	—	(353,074)	—	(353,074)
Total	188,277	(353,074)	76,628	(88,169)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,111,438
Futures contracts — short	29,427,969
Credit default swap contracts — buy protection	14,758,640

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	467,993	(37,216)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Columbia Variable Portfolio – Intermediate Bond Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	27,450,734*
Credit risk	Upfront payments on swap contracts	1,123,367
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	4,684,680*
Interest rate risk	Investments, at value — Options purchased	2,634,272
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	3,255,341*
Total		39,148,394

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Notes to Financial Statements  (continued)
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	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	117,654*
Credit risk	Upfront receipts on swap contracts	9,845,887
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	81,974
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,933,891*
Total		13,979,406

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	24,319,369	24,319,369
Foreign exchange risk	489,720	—	—	—	—	489,720
Interest rate risk	—	75,979,202	(25,962,342)	24,067,305	—	74,084,165
Total	489,720	75,979,202	(25,962,342)	24,067,305	24,319,369	98,893,254

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	40,945,736	40,945,736
Foreign exchange risk	380,403	—	—	—	—	380,403
Interest rate risk	—	6,958,894	167,366	(468,838)	3,255,341	9,912,763
Total	380,403	6,958,894	167,366	(468,838)	44,201,077	51,238,902
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	1,243,987,168
Futures contracts — short	251,802,075
Credit default swap contracts — buy protection	29,950,000
Credit default swap contracts — sell protection	454,606,250

Derivative instrument	Average value ($)*
Options contracts — purchased	16,099,182
Options contracts — written	(14,605,687)

Columbia Variable Portfolio Funds | Semiannual Report 2020	137

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	602,167	(40,987)
Interest rate swap contracts	1,627,671	(248,504)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	304,891
Foreign exchange risk	Investments, at value — Options purchased	12,225
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	48,604*
Interest rate risk	Investments, at value — Options purchased	632,932
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	1,475,679*
Total		2,474,331

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	924,904
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	72,892*
Interest rate risk	Options contracts written, at value	850,871
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	1,537,326*
Total		3,385,993

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
138	Columbia Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	1,445,790	—	10,977	41,385	—	1,498,152
Interest rate risk	—	(151,224)	92,399	(50,525)	(537,945)	(647,295)
Total	1,445,790	(151,224)	103,376	(9,140)	(537,945)	850,857

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Foreign exchange risk	608,715	—	2,139	10,683	—	621,537
Interest rate risk	—	6,392	(140,677)	258,650	(230,266)	(105,901)
Total	608,715	6,392	(138,538)	269,333	(230,266)	515,636
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	18,150,278
Futures contracts — short	14,264,358

Derivative instrument	Average value ($)*
Options contracts — purchased	664,142
Options contracts — written	(1,049,987)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	916,800	(723,383)
Interest rate swap contracts	1,712,929	(1,876,168)

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Investments in senior loans
Certain Funds may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Variable Portfolio Funds | Semiannual Report 2020	139

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
Certain Funds may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
Certain Funds may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
Certain Funds may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward sale commitments
Certain Funds may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
Certain Funds may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar
140	Columbia Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Treasury inflation protected securities
Certain Funds may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Interest only and principal only securities
Certain Funds may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2020:
Columbia Variable Portfolio – Global Strategic Income Fund
	Barclays ($)	Citi ($)	Goldman Sachs International ($)	Morgan Stanley ($)	UBS ($)	Total ($)
Assets
OTC credit default swap contracts (a)	-	61,912	-	-	-	61,912
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	14,340	-	14,340
Forward foreign currency exchange contracts	-	-	-	-	74,432	74,432
OTC credit default swap contracts (a)	2,781	56,040	4,171	-	-	62,992
Total liabilities	2,781	56,040	4,171	14,340	74,432	151,764
Total financial and derivative net assets	(2,781)	5,872	(4,171)	(14,340)	(74,432)	(89,852)
Total collateral received (pledged) (c)	-	-	-	(14,340)	-	(14,340)
Net amount (d)	(2,781)	5,872	(4,171)	-	(74,432)	(75,512)

Columbia Variable Portfolio Funds | Semiannual Report 2020	141

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
(a)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2020:
Columbia Variable Portfolio – Intermediate Bond Fund
	Citi ($)(a)	Citi ($)(a)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	2,938,495	-	2,938,495
Options purchased puts	-	-	-	2,634,272	-	-	2,634,272
OTC credit default swap contracts (c)	-	-	4,218,868	815,040	-	-	5,033,908
OTC interest rate swap contracts (c)	3,255,341		-	-	-	-	3,255,341
Total assets	3,255,341	-	4,218,868	3,449,312	2,938,495	-	13,862,016
Liabilities
Forward foreign currency exchange contracts	-	-	-	-	-	81,974	81,974
OTC credit default swap contracts (c)		2,079,723	3,912,193	2,037,600	-	-	8,029,516
Total liabilities	-	2,079,723	3,912,193	2,037,600	-	81,974	8,111,490
Total financial and derivative net assets	3,255,341	(2,079,723)	306,675	1,411,712	2,938,495	(81,974)	5,750,526
Total collateral received (pledged) (d)	2,993,000	(1,743,000)	306,675	790,000	-	-	2,346,675
Net amount (e)	262,341	(336,723)	-	621,712	2,938,495	(81,974)	3,403,851

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
142	Columbia Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of June 30, 2020:
CTIVP® – BlackRock Global Inflation-Protected Securities Fund
	Barclays ($)	Citi ($)	Deutsche Bank ($)	Goldman Sachs ($)	UBS ($)	Total ($)
Assets
Centrally cleared interest rate swap contracts (a)	-	-	-	61,020	-	61,020
Forward foreign currency exchange contracts	-	40,774	264,117	-	-	304,891
Options purchased calls	4,093	436,011	108,006	-	19,250	567,360
Options purchased puts	6,933	50,320	17,157	-	3,387	77,797
Total assets	11,026	527,105	389,280	61,020	22,637	1,011,068
Liabilities
Centrally cleared interest rate swap contracts (a)	-	-	-	46,515	-	46,515
Forward foreign currency exchange contracts	-	73,661	851,243	-	-	924,904
Options contracts written	-	497,263	327,466	-	26,142	850,871
Total liabilities	-	570,924	1,178,709	46,515	26,142	1,822,290
Total financial and derivative net assets	11,026	(43,819)	(789,429)	14,505	(3,505)	(811,222)
Total collateral received (pledged) (b)	-	(43,819)	(789,429)	-	-	(833,248)
Net amount (c)	11,026	-	-	14,505	(3,505)	22,026

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. Certain Funds classify gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
Certain Funds may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
Columbia Variable Portfolio Funds | Semiannual Report 2020	143

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
Certain Funds may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity.
CTIVP® – Victory Sycamore Established Value Fund, Variable Portfolio – Partners Core Equity Fund and Variable Portfolio – Partners Small Cap Value Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there are no provisions for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund’s income and loss. The components of each Fund’s net assets are reported at the partner level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Global Strategic Income Fund, Columbia Variable Portfolio – Intermediate Bond Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund intend to qualify each year as separate “regulated investment companies” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, and as such will not be subject to federal income taxes. In addition, because the Funds meet the exception under Internal Revenue Code Section 4982(f), the Funds expect not to be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
144	Columbia Variable Portfolio Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed quarterly, when available, for Columbia Variable Portfolio – Global Strategic Income Fund. Dividends from net investment income, if any, are declared and distributed annually, when available, for Columbia Variable Portfolio – Intermediate Bond Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of each Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2020-04 Reference Rate Reform
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04 Reference Rate Reform – Facilitation of the Effects of Reference Rate Reform on Financial Statements. This standard provides exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The standard is elective and effective on March 12, 2020 through December 31, 2022. The Funds expect that the adoption of the guidance will not have a material impact on their financial statements.
Note 3.  Fees and other transactions with affiliates
Management services fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides each Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by each Fund. Certain Funds, as described below, have entered into Subadvisory Agreements such that day-to-day portfolio management of the Funds is provided by the Funds’ subadvisers (see Subadvisory agreements note below). The management services fee is an annual fee that is equal to a percentage of each Fund’s daily net assets that declines as each Fund’s net assets increase.
The fee rate range and annualized effective management services fee rate for each Fund, as a percentage of each Fund’s average daily net assets for the six months ended June 30, 2020, were as follows:
	High (%)	Low (%)	Effective management services fee rate (%)
Columbia Variable Portfolio – Global Strategic Income Fund	0.65	0.52	0.65
Columbia Variable Portfolio – Intermediate Bond Fund	0.50	0.34	0.47
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	0.51	0.29	0.51
CTIVP® – Victory Sycamore Established Value Fund	0.77	0.57	0.76
Variable Portfolio – Partners Core Equity Fund	0.77	0.57	0.67
Variable Portfolio – Partners Small Cap Value Fund	0.87	0.75	0.86
Columbia Variable Portfolio Funds | Semiannual Report 2020	145

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Subadvisory agreements
The Investment Manager may contract with and compensate subadvisers to manage the investment of each Fund’s assets. The Investment Manager has entered into Subadvisory Agreements with the following subadvisers:
Fund	Subadviser(s)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc. (BlackRock) BlackRock International Limited (BIL)(a)
CTIVP® – Victory Sycamore Established Value Fund	Victory Capital Management Inc. (Victory Capital)
Variable Portfolio – Partners Core Equity Fund	Jacobs Levy Equity Management, Inc. (Jacobs Levy) T. Rowe Price Associates, Inc. (T. Rowe Price)
Variable Portfolio – Partners Small Cap Value Fund	Jacobs Levy Equity Management, Inc. (Jacobs Levy) Nuveen Asset Management, LLC (Nuveen Asset Management) Segall Bryant & Hamill, LLC (SBH)
(a)	BIL, an affiliate of BlackRock, assists in providing day-to-day portfolio management of the Fund pursuant to a Sub-Subadvisory Agreement between BlackRock and BIL.
For Variable Portfolio – Partners Core Equity Fund and Variable Portfolio - Partners Small Cap Value Fund, each subadviser manages a portion of the assets of the Fund. New investments, net of any redemptions, are allocated to each subadviser in accordance with the Investment Manager’s determination, subject to the oversight of the Board of Trustees, of the allocation that is in the best interest of the Fund’s shareholders. Each subadviser’s proportionate share of the investments in the Fund will vary due to market fluctuations.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund pays no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered, as appropriate, with respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to Columbia Variable Portfolio – Global Strategic Income Fund on behalf of the Investment Manager.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2020, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
Columbia Variable Portfolio – Global Strategic Income Fund	0.06
Columbia Variable Portfolio – Intermediate Bond Fund	0.01
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	0.06
CTIVP® – Victory Sycamore Established Value Fund	0.01
Variable Portfolio – Partners Core Equity Fund	0.00
Variable Portfolio – Partners Small Cap Value Fund	0.01
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of each Fund’s average daily net assets attributable to Class 3 shares. The Funds pay no distribution and service fees for Class 1 shares.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	May 1, 2020 through April 30, 2021			Prior to May 1, 2020
	Class 1 (%)	Class 2 (%)	Class 3 (%)	Class 1 (%)	Class 2 (%)	Class 3 (%)
Columbia Variable Portfolio – Global Strategic Income Fund	0.61	0.86	0.735	0.58	0.83	0.705
Columbia Variable Portfolio – Intermediate Bond Fund	0.55	0.80	0.675	0.52	0.77	0.645
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	0.65	0.90	0.775	0.60	0.85	0.725
CTIVP® – Victory Sycamore Established Value Fund	0.85	1.10	0.975	0.85	1.10	0.975
Variable Portfolio – Partners Core Equity Fund	0.69	0.94	0.815	0.69	0.94	0.815
Variable Portfolio – Partners Small Cap Value Fund	0.88	1.13	1.005	0.88	1.13	1.005
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2020, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Variable Portfolio – Global Strategic Income Fund	100,480,000	3,882,000	(2,681,000)	1,201,000
Columbia Variable Portfolio – Intermediate Bond Fund	5,722,452,000	252,601,000	(101,055,000)	151,546,000
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	95,242,000	10,818,000	(4,275,000)	6,543,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2019, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Fund	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Variable Portfolio – Global Strategic Income Fund	—	(1,832,667)	(4,013,534)	(5,846,201)
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended June 30, 2020, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)	Purchases of U.S. Government securities ($)	Proceeds from sales of U.S. Government securities ($)
Columbia Variable Portfolio – Global Strategic Income Fund	31,766,584	31,897,525	—	—
Columbia Variable Portfolio – Intermediate Bond Fund	8,081,629,448	7,789,366,496	6,605,969,078	6,542,311,552
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	33,584,459	40,644,514	27,453,209	36,173,414
CTIVP® – Victory Sycamore Established Value Fund	140,800,210	122,652,475	—	—
Variable Portfolio – Partners Core Equity Fund	2,199,199,262	1,374,658,102	—	—
Variable Portfolio – Partners Small Cap Value Fund	349,168,972	321,270,373	—	—
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds’ activity in the Interfund Program during the six months ended June 30, 2020 was as follows:
Fund	Borrower or Lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Variable Portfolio – Partners Core Equity Fund	Lender	18,900,000	2.10	1
Variable Portfolio – Partners Small Cap Value Fund	Lender	6,100,000	0.62	3
Interest income earned and interest expense incurred, if any, are recorded as interfund lending on the Statement of Operations. The Funds had no outstanding interfund loans at June 30, 2020.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
No Fund had borrowings during the six months ended June 30, 2020.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by Columbia Variable Portfolio – Global Strategic Income Fund, Columbia Variable Portfolio – Intermediate Bond Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Columbia Variable Portfolio – Global Strategic Income Fund, Columbia Variable Portfolio – Intermediate Bond Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Financial sector risk
Variable Portfolio – Partners Small Cap Value Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations, war, terrorism, natural disasters and disease pandemics), occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Variable Portfolio – Global Strategic Income Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
CTIVP®– BlackRock Global Inflation-Protected Securities Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
Europe. CTIVP®– BlackRock Global Inflation-Protected Securities Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. At a referendum in June 2016, the UK voted to leave the EU (commonly known as “Brexit”). After several extensions of the period for withdrawal negotiations, the UK and EU agreed on the terms of a withdrawal agreement, which was approved by the UK Parliament on January 22, 2020. The UK formally exited the EU on January 31, 2020. Under the withdrawal agreement, a “transition period” runs through December 31, 2020 that is intended to allow for negotiation and implementation of new trade and other cooperative agreements. The UK will remain in the EU’s single market and customs union during the transition period. There is a significant degree of uncertainty as to the outcome of these negotiations and the future and full impact of Brexit remain uncertain and could have additional adverse effects on economies, financial markets, currencies and asset valuations around the world. During this period and beyond, the impact of Brexit on the UK and European economies and the broader global economy could be significant, resulting in negative impacts on currency and financial markets generally, such as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which may adversely affect the value of your investment in the Fund.
High-yield investments risk
Securities and other debt instruments held by Columbia Variable Portfolio – Global Strategic Income Fund and Columbia Variable Portfolio – Intermediate Bond Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Inflation-protected securities risk
CTIVP® – BlackRock Global Inflation-Protected Securities Fund’s inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Information technology sector risk
Variable Portfolio – Partners Core Equity Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Changes in interest rates may also affect the liquidity of each Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact each Fund’s performance. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by Columbia Variable Portfolio – Global Strategic Income Fund, Columbia Variable Portfolio – Intermediate Bond Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
Columbia Variable Portfolio – Intermediate Bond Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund may be more susceptible to London Inter-Bank Offered Rate (LIBOR) replacement risk. The elimination of LIBOR, among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR have been established or are in development in most major currencies including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. Questions remain around the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, which pose risks for the Funds. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. Certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of Columbia Variable Portfolio – Global Strategic Income Fund, Columbia Variable Portfolio – Intermediate Bond Fund and CTIVP® – BlackRock Global Inflation-Protected Securities Fund investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell investments in a down market.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Funds performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in the mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including Columbia Variable Portfolio – Global Strategic Income Fund and Columbia Variable Portfolio – Intermediate Bond Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Non-diversification risk
CTIVP® – BlackRock Global Inflation-Protected Securities Fund is a non-diversified fund. A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At June 30, 2020, the Investment Manager and/or affiliates owned 100% of Class 1, Class 2 and Class 3 shares of each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
CTIVP® - Victory Sycamore Established Value Fund and Variable Portfolio – Partners Small Cap Value Fund investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Variable Portfolio Funds | Semiannual Report 2020	155

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
156	Columbia Variable Portfolio Funds | Semiannual Report 2020

Approval of Management and Subadvisory
Agreements
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio – Global Strategic Income Fund, Columbia Variable Portfolio – Intermediate Bond Fund, CTIVP® – BlackRock Global Inflation-Protected Securities Fund, CTIVP® – Victory Sycamore Established Value Fund, Variable Portfolio – Partners Core Equity Fund and Variable Portfolio – Partners Small Cap Value Fund (each, a VP Fund, and collectively, the VP Funds). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to each VP Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, for each of the VP Funds listed below, Columbia Threadneedle has engaged each of the subadvisers listed below (each, a Subadviser, and collectively, the Subadvisers) under the subadvisory agreements (the Subadvisory Agreements) to perform portfolio management and related services for the corresponding VP Fund.
VP Fund	Subadviser(s)
CTIVP® – BlackRock Global Inflation-Protected Securities Fund	BlackRock Financial Management, Inc. (BlackRock) BlackRock International Limited (BIL)
CTIVP® – Victory Sycamore Established Value Fund	Victory Capital Management Inc. (Victory Capital)
Variable Portfolio – Partners Core Equity Fund	Jacobs Levy Equity Management, Inc. (Jacobs Levy) T. Rowe Price Associates, Inc. (T. Rowe Price)
Variable Portfolio – Partners Small Cap Value Fund	Jacobs Levy Nuveen Asset Management, LLC (Nuveen Asset Management) Segall Bryant & Hamill, LLC (SBH)
On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreements and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and VP Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of each of the Advisory Agreements for additional one-year terms. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
Nature, extent and quality of services provided by Columbia Threadneedle and the Subadvisers
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle and the Subadvisers, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated Subadvisers and the enhancements made to the Subadviser investment oversight program. With respect to Columbia Threadneedle, the Board also noted the organization and depth of the equity and credit research
Columbia Variable Portfolio Funds | Semiannual Report 2020	157

Approval of Management and Subadvisory
Agreements  (continued)
departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each VP Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the VP Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to each VP Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of each VP Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and each VP Fund’s other service agreements with affiliates of Ameriprise Financial.
In addition, the Board discussed the acceptability of the terms of the Management Agreements (including the relatively broad scope of services required to be performed by Columbia Threadneedle in addition to monitoring each Subadviser), noting that no material changes are proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the VP Funds under the Fund Management Agreements. It was observed that the services being performed under the Management Agreements were of a reasonable quality.
With respect to the Subadvisers, the Board observed that it had previously approved each Subadviser’s code of ethics and compliance program, that the Chief Compliance Officer of the VP Funds continues to monitor the code and the program, and that no concerns material to any VP Fund have been reported. The Board also considered each Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered each Subadviser’s capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreements, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreements are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreements. The Board took into account Columbia Threadneedle’s representation that each Subadviser was in a position to provide quality services to the corresponding VP Fund. In this regard, the Board further observed the various services provided by the subadvisory oversight team and their significant resources added in recent years to help improve performance.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that each Subadviser is in a position to continue to provide quality services to the corresponding VP Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): (i) the performance of the VP Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the VP Fund among its comparison group, (iv) the product score of the VP Fund (taking into account performance relative to peers and benchmarks) and (v) the net assets of the VP Fund. The Board observed that the Columbia Variable Portfolio – Global Strategic Income Fund’s and the Columbia Variable Portfolio – Intermediate Bond Fund’s investment performance met expectations. The Board additionally observed that the performance of CTIVP® – BlackRock Global Inflation-Protected Securities Fund, CTIVP® – Victory Sycamore Established Value Fund, Variable Portfolio – Partners Core Equity Fund and Variable Portfolio – Partners Small Cap Value Fund were understandable in light of the particular management styles involved and the particular market environment.
158	Columbia Variable Portfolio Funds | Semiannual Report 2020

Approval of Management and Subadvisory
Agreements  (continued)
Additionally, the Board reviewed the performance of each of the Subadvisers and Columbia Threadneedle’s process for monitoring each Subadviser. The Board considered, in particular, management’s rationale for recommending the continued retention of each Subadviser and management’s representations that Columbia Threadneedle’s profitability is not a key factor in their recommendation to select, renew or terminate the Subadviser.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle, its affiliates and the Subadvisers from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the total expense ratios of Columbia Variable Portfolio – Global Strategic Income Fund, Columbia Variable Portfolio – Intermediate Bond Fund, CTIVP® – Victory Sycamore Established Value Fund, Variable Portfolio – Partners Core Equity Fund and Variable Portfolio – Partners Small Cap Value Fund (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. The Board additionally took into account that CTIVP® – BlackRock Global Inflation-Protected Securities Fund’s total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe.
Additionally, the Board reviewed the level of subadvisory fees paid to each Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by each VP Fund. Based on its reviews, including JDL’s conclusions/analyses, the Board concluded that each VP Fund’s investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that each VP Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each VP Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each VP Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by the VP Funds as their net asset level grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as VP Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedules satisfactorily provide for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as VP Fund assets grow.
Columbia Variable Portfolio Funds | Semiannual Report 2020	159

Approval of Management and Subadvisory
Agreements  (continued)
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.
160	Columbia Variable Portfolio Funds | Semiannual Report 2020

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. Each Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Variable Portfolio Funds | Semiannual Report 2020	161

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Columbia Variable Portfolio Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6462 AP (8/20)

SemiAnnual Report
June 30, 2020
Portfolio Navigator Funds
References to “Fund” throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:
Variable Portfolio — Conservative Portfolio
Variable Portfolio — Moderately Conservative Portfolio
Variable Portfolio — Moderate Portfolio
Variable Portfolio — Moderately Aggressive Portfolio
Variable Portfolio — Aggressive Portfolio
Please remember that you may not buy (nor will you own) shares of the Fund directly. Each Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies. Please contact your financial advisor or insurance representative for more information.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Portfolio Navigator Funds  |  Semiannual Report 2020

Fund at a Glance
Variable Portfolio – Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio — Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	2.40	5.36	4.00	4.51
Class 2	05/07/10	2.34	5.09	3.93	4.47
Class 4	05/07/10	2.28	5.09	3.92	4.48
Blended Benchmark		3.96	7.96	5.16	5.46
Bloomberg Barclays U.S. Aggregate Bond Index		6.14	8.74	4.30	3.82
Russell 3000 Index		-3.48	6.53	10.03	13.72
MSCI EAFE Index (Net)		-11.34	-5.13	2.05	5.73
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 80% Bloomberg Barclays U.S. Aggregate Bond Index, 14% Russell 3000 Index, and 6% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio Navigator Funds | Semiannual Report 2020	3

Fund at a Glance   (continued)
Variable Portfolio – Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Alternative Strategies Funds	0.1
Equity Funds	23.7
Fixed Income Funds	70.4
Money Market Funds	5.8
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Portfolio Navigator Funds | Semiannual Report 2020

Fund at a Glance
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderately Conservative Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	1.32	5.17	4.52	5.61
Class 2	05/07/10	1.20	4.92	4.45	5.57
Class 4	05/07/10	1.20	4.92	4.45	5.58
Blended Benchmark		2.21	7.19	5.70	6.61
Bloomberg Barclays U.S. Aggregate Bond Index		6.14	8.74	4.30	3.82
Russell 3000 Index		-3.48	6.53	10.03	13.72
MSCI EAFE Index (Net)		-11.34	-5.13	2.05	5.73
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 24% Russell 3000 Index, and 11% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio Navigator Funds | Semiannual Report 2020	5

Fund at a Glance   (continued)
Variable Portfolio – Moderately Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Alternative Strategies Funds	0.2
Equity Funds	33.8
Fixed Income Funds	59.4
Money Market Funds	6.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Portfolio Navigator Funds | Semiannual Report 2020

Fund at a Glance
Variable Portfolio – Moderate Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderate Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderate level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	0.11	4.75	5.02	6.74
Class 2	05/07/10	0.00	4.46	4.95	6.70
Class 4	05/07/10	0.00	4.51	4.95	6.71
Blended Benchmark		0.48	6.43	6.26	7.80
Bloomberg Barclays U.S. Aggregate Bond Index		6.14	8.74	4.30	3.82
Russell 3000 Index		-3.48	6.53	10.03	13.72
MSCI EAFE Index (Net)		-11.34	-5.13	2.05	5.73
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 50% Bloomberg Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index, and 15% MSCI EAFE Index (Net).
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio Navigator Funds | Semiannual Report 2020	7

Fund at a Glance   (continued)
Variable Portfolio – Moderate Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Alternative Strategies Funds	0.3
Equity Funds	48.3
Fixed Income Funds	47.5
Money Market Funds	3.9
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Portfolio Navigator Funds | Semiannual Report 2020

Fund at a Glance
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio — Moderately Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with a moderately aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	-1.48	3.96	5.35	7.67
Class 2	05/07/10	-1.58	3.70	5.28	7.64
Class 4	05/07/10	-1.58	3.69	5.29	7.66
Blended Benchmark		-1.31	5.57	6.78	8.95
Russell 3000 Index		-3.48	6.53	10.03	13.72
Bloomberg Barclays U.S. Aggregate Bond Index		6.14	8.74	4.30	3.82
MSCI EAFE Index (Net)		-11.34	-5.13	2.05	5.73
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 46% Russell 3000 Index, 35% Bloomberg Barclays U.S. Aggregate Bond Index and 19% MSCI EAFE Index (Net).
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio Navigator Funds | Semiannual Report 2020	9

Fund at a Glance   (continued)
Variable Portfolio – Moderately Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Alternative Strategies Funds	0.3
Equity Funds	62.9
Fixed Income Funds	29.7
Money Market Funds	7.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Portfolio Navigator Funds | Semiannual Report 2020

Fund at a Glance
Variable Portfolio – Aggressive Portfolio (Unaudited)
Investment objective
Variable Portfolio – Aggressive Portfolio (the Fund) seeks to provide a high level of total return that is consistent with an aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Brian Virginia
Portfolio Manager
Managed Fund since 2015
David Weiss, CFA
Portfolio Manager
Managed Fund since 2016
Joshua Kutin, CFA
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2020)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class 1*	02/20/19	-3.27	3.00	5.64	8.62
Class 2	05/07/10	-3.41	2.75	5.57	8.58
Class 4	05/07/10	-3.44	2.75	5.56	8.59
Blended Benchmark		-3.25	4.49	7.16	9.98
Russell 3000 Index		-3.48	6.53	10.03	13.72
MSCI EAFE Index (Net)		-11.34	-5.13	2.05	5.73
Bloomberg Barclays U.S. Aggregate Bond Index		6.14	8.74	4.30	3.82
Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.
Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class 2 shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/variable-products/appended-performance for more information.
The Blended Benchmark consists of 56% Russell 3000 Index, 24% MSCI EAFE Index (Net) and 20% Bloomberg Barclays U.S. Aggregate Bond Index.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio Navigator Funds | Semiannual Report 2020	11

Fund at a Glance   (continued)
Variable Portfolio – Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at June 30, 2020)
Alternative Strategies Funds	0.4
Equity Funds	79.1
Fixed Income Funds	15.9
Money Market Funds	4.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Portfolio Navigator Funds | Semiannual Report 2020

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the "Effective expenses paid during the period" column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Conservative Portfolio
Class 1	1,000.00	1,000.00	1,024.00	1,024.27	0.60	0.60	0.12	3.27	3.27	0.65
Class 2	1,000.00	1,000.00	1,023.40	1,023.02	1.86	1.86	0.37	4.53	4.53	0.90
Class 4	1,000.00	1,000.00	1,022.80	1,023.02	1.86	1.86	0.37	4.53	4.53	0.90
Variable Portfolio – Moderately Conservative Portfolio
Class 1	1,000.00	1,000.00	1,013.20	1,024.32	0.55	0.55	0.11	3.35	3.37	0.67
Class 2	1,000.00	1,000.00	1,012.00	1,023.07	1.80	1.81	0.36	4.60	4.63	0.92
Class 4	1,000.00	1,000.00	1,012.00	1,023.07	1.80	1.81	0.36	4.60	4.63	0.92
Portfolio Navigator Funds | Semiannual Report 2020	13

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2020 — June 30, 2020
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Variable Portfolio – Moderate Portfolio
Class 1	1,000.00	1,000.00	1,001.10	1,024.32	0.55	0.55	0.11	3.58	3.62	0.72
Class 2	1,000.00	1,000.00	1,000.00	1,023.07	1.79	1.81	0.36	4.82	4.88	0.97
Class 4	1,000.00	1,000.00	1,000.00	1,023.07	1.79	1.81	0.36	4.82	4.88	0.97
Variable Portfolio – Moderately Aggressive Portfolio
Class 1	1,000.00	1,000.00	985.20	1,024.22	0.64	0.65	0.13	3.80	3.88	0.77
Class 2	1,000.00	1,000.00	984.20	1,022.97	1.87	1.91	0.38	5.03	5.13	1.02
Class 4	1,000.00	1,000.00	984.20	1,022.97	1.87	1.91	0.38	5.03	5.13	1.02
Variable Portfolio – Aggressive Portfolio
Class 1	1,000.00	1,000.00	967.30	1,024.27	0.59	0.60	0.12	3.96	4.08	0.81
Class 2	1,000.00	1,000.00	965.90	1,023.07	1.76	1.81	0.36	5.13	5.28	1.05
Class 4	1,000.00	1,000.00	965.60	1,023.07	1.76	1.81	0.36	5.13	5.28	1.05
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses for Varibale Portfolio - Moderately Conservative Portfolio account value at the end of the period would have been reduced.
14	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments
Variable Portfolio – Conservative Portfolio, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.1%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a),(b)	292,599	1,340,103
Total Alternative Strategies Funds (Cost $1,591,738)		1,340,103

Equity Funds 23.6%

Global Real Estate 0.2%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a),(b)	306,682	2,551,594
International 7.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	601,999	9,457,407
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	1,793,107	21,051,076
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	1,733,734	16,782,545
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(a)	2,405,040	23,617,496
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(a)	1,115,986	12,320,482
Variable Portfolio - Partners International Value Fund, Class 1 Shares(a)	1,605,502	12,073,373
Total		95,302,379
U.S. Large Cap 13.5%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	447,772	11,807,740
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	280,870	15,981,482
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	143,275	3,685,040
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	596,905	14,433,158
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,056,004	12,534,761
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	463,624	10,927,616
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	372,243	15,355,038
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	404,512	15,383,608
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	536,625	13,603,437
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	371,921	17,532,370
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	612,455	13,082,041
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	981,539	22,349,643
Total		166,675,934
U.S. Mid Cap 1.2%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	275,364	7,115,409
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	235,794	7,545,418
Total		14,660,827
U.S. Small Cap 0.9%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	144,550	1,795,308
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	125,293	2,685,038
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	143,327	3,608,978
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	127,398	2,854,997
Total		10,944,321
Total Equity Funds (Cost $254,332,998)		290,135,055

Fixed Income Funds 69.9%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	809,820	7,442,250
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	698,238	5,118,082
Investment Grade 68.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a),(b)	16,433,922	186,689,348
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a),(b)	1,208,857	12,173,192
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a),(b)	3,034,826	37,996,015
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a),(b)	4,808,744	52,655,746
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a),(b)	4,790,943	55,047,939
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	15

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a),(b)	11,155,782	130,411,093
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a),(b)	3,701,561	39,236,548
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a),(b)	27,856,884	329,268,371
Total		843,478,252
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	1,198,352	5,057,045
Total Fixed Income Funds (Cost $799,453,461)		861,095,629

Money Market Funds 5.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(a),(c)	55,202,529	55,202,529
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%(a),(c)	16,001,444	16,001,444
Total Money Market Funds (Cost $71,208,284)		71,203,973
Total Investments in Securities (Cost: $1,126,586,481)		1,223,774,760
Other Assets & Liabilities, Net		7,882,821
Net Assets		1,231,657,581

At June 30, 2020, securities and/or cash totaling $8,582,438 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	129	09/2020	USD	17,953,172	48,137	—
U.S. Ultra Treasury Bond	106	09/2020	USD	23,124,563	—	(87,398)
Total					48,137	(87,398)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(754)	09/2020	EUR	(24,301,420)	—	(889,214)
MSCI Emerging Markets Index	(250)	09/2020	USD	(12,321,250)	—	(327,888)
Russell 2000 Index E-mini	(73)	09/2020	USD	(5,247,240)	—	(212,064)
S&P 500 Index E-mini	(186)	09/2020	USD	(28,738,860)	—	(618,911)
TOPIX Index	(23)	09/2020	JPY	(358,455,000)	145,618	—
Total					145,618	(2,048,077)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	45,513,393	65,213,280	(55,520,316)	(3,828)	55,202,529	—	2,959	234,452	55,202,529
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	11,032,227	—	(9,745,316)	53,192	1,340,103	—	(1,508,316)	—	292,599
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	8,064,101	4,331,620	(727,026)	139,045	11,807,740	—	384,682	—	447,772
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	18,715,304	3,959,620	(4,225,021)	(2,468,421)	15,981,482	—	2,957,687	—	280,870
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	12,983,477	—	(14,135,856)	1,152,379	—	—	(1,381,533)	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	1,169,309	3,060,000	—	(544,269)	3,685,040	—	—	—	143,275
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	5,002,070	2,838,411	—	(398,231)	7,442,250	—	—	119,411	809,820
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	1,941,458	7,597,853	—	(81,904)	9,457,407	1,211,988	—	50,474	601,999
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%
	15,952,799	48,645	—	—	16,001,444	6,557	—	41,537	16,001,444
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	5,334,536	—	—	(216,454)	5,118,082	—	—	—	698,238
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	213,728,226	15,838,477	(52,390,511)	9,513,156	186,689,348	—	1,919,155	—	16,433,922
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	3,204,539	9,762,697	—	1,465,922	14,433,158	—	—	—	596,905
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	14,006,700	—	(2,324,214)	490,706	12,173,192	—	(100,798)	—	1,208,857
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	26,721,635	7,919,239	(732,823)	4,087,964	37,996,015	—	156,544	—	3,034,826
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	14,302,832	8,375,557	—	(1,627,313)	21,051,076	263,253	—	186,304	1,793,107
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	11,195,560	1,398,000	—	(58,799)	12,534,761	—	—	—	1,056,004
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	4,561,214	7,052,696	—	(686,294)	10,927,616	—	—	—	463,624
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	2,265,095	—	—	(469,787)	1,795,308	—	—	—	144,550
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	2,232,729	—	—	452,309	2,685,038	—	—	—	125,293
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	5,116,962	—	—	(59,917)	5,057,045	—	—	—	1,198,352
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	39,870,041	15,838,478	(4,321,227)	1,268,454	52,655,746	—	125,606	—	4,808,744
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	73,908,438	31,141,479	(51,753,277)	1,751,299	55,047,939	—	1,237,974	—	4,790,943
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	7,323,086	336,140	(10,887,448)	3,228,222	—	—	(3,317,083)	336,141	—
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	7,555,241	—	(4,834,431)	(169,216)	2,551,594	—	(196,430)	—	306,682
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	18,611,281	6,561,100	(7,585,746)	(804,090)	16,782,545	—	(1,019,038)	35,708	1,733,734
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	17

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	14,383,685	3,167,695	(2,446,912)	250,570	15,355,038	—	1,564,088	—	372,243
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	14,110,342	3,167,695	(1,990,600)	96,171	15,383,608	—	1,769,400	—	404,512
CTIVP® – MFS® Value Fund, Class 1 Shares
	23,788,035	3,167,696	(8,258,803)	(5,093,491)	13,603,437	—	3,905,906	—	536,625
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	20,176,600	3,167,695	(5,089,507)	(722,418)	17,532,370	—	5,871,493	—	371,921
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	2,926,397	12,982,695	(790,548)	(2,036,503)	13,082,041	—	98,819	—	612,455
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	115,532,698	15,838,479	(7,856,812)	6,896,728	130,411,093	—	592,171	—	11,155,782
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	4,082,605	3,167,696	—	(134,892)	7,115,409	—	—	—	275,364
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	40,240,618	—	(2,199,214)	1,195,144	39,236,548	—	24,203	—	3,701,561
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	3,709,998	3,167,694	—	667,726	7,545,418	—	—	—	235,794
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	1,145,404	16,564	(1,749,679)	587,711	—	—	(936,949)	16,563	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	211,735,300	107,575,479	(5,155,794)	15,113,386	329,268,371	—	180,407	—	27,856,884
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	19,512,578	3,233,696	—	(396,631)	22,349,643	—	—	—	981,539
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	18,813,343	6,460,773	(517,776)	(1,138,844)	23,617,496	77,308	38,223	48,075	2,405,040
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	6,839,767	6,498,532	(1,928,768)	910,951	12,320,482	137,286	(74,768)	25,854	1,115,986
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	6,737,543	6,413,418	(311,402)	(766,186)	12,073,373	—	(60,403)	78,028	1,605,502
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	3,637,643	—	—	(28,665)	3,608,978	—	—	—	143,327
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	3,699,648	—	—	(844,651)	2,854,997	—	—	—	127,398
Total	1,081,384,457			30,570,231	1,223,774,760	1,696,392	12,233,999	1,172,547

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Conservative Portfolio, June 30, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	1,340,103	1,340,103
Equity Funds	—	—	—	290,135,055	290,135,055
Fixed Income Funds	—	—	—	861,095,629	861,095,629
Money Market Funds	71,203,973	—	—	—	71,203,973
Total Investments in Securities	71,203,973	—	—	1,152,570,787	1,223,774,760
Investments in Derivatives
Asset
Futures Contracts	193,755	—	—	—	193,755
Liability
Futures Contracts	(2,135,475)	—	—	—	(2,135,475)
Total	69,262,253	—	—	1,152,570,787	1,221,833,040
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	19

Portfolio of Investments
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.2%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a),(b)	1,409,906	6,457,370
Total Alternative Strategies Funds (Cost $7,669,889)		6,457,370

Equity Funds 33.6%

Global Real Estate 0.4%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a),(b)	1,458,287	12,132,949
International 9.8%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	584,862	9,188,188
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	5,612,081	65,885,827
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	5,374,667	52,026,780
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(a)	9,115,719	89,516,360
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(a)	3,240,615	35,776,383
Variable Portfolio - Partners International Value Fund, Class 1 Shares(a)	4,681,022	35,201,284
Total		287,594,822
U.S. Large Cap 20.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	1,345,650	35,484,795
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	916,060	52,123,835
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares(a),(b)	578,658	14,883,077
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	2,128,542	51,468,146
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	5,044,812	59,881,912
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	1,481,343	34,915,262
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	1,341,282	55,327,894
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	1,457,669	55,435,158
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	1,950,091	49,434,802
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	1,325,139	62,467,052
Equity Funds (continued)
	Shares	Value ($)
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	2,129,889	45,494,424
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	3,752,617	85,447,089
Total		602,363,446
U.S. Mid Cap 0.9%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	490,276	12,668,719
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	462,754	14,808,142
Total		27,476,861
U.S. Small Cap 1.9%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	710,291	8,821,816
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	615,669	13,193,787
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	726,753	18,299,649
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	664,493	14,891,279
Total		55,206,531
Total Equity Funds (Cost $780,048,986)		984,774,609

Fixed Income Funds 59.0%

Emerging Markets 0.7%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	2,056,710	18,901,167
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	1,687,052	12,366,095
Investment Grade 57.5%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a),(b)	24,511,774	278,453,754
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a),(b)	4,970,376	50,051,689
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a),(b)	6,287,419	78,718,490
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a),(b)	3,165,286	34,659,876
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a),(b)	22,183,433	254,887,648
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a),(b)	23,919,081	279,614,061
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a),(b)	10,486,338	111,155,180
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a),(b)	50,753,513	599,906,518
Total		1,687,447,216
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	2,939,769	12,405,824
Total Fixed Income Funds (Cost $1,607,376,573)		1,731,120,302

Money Market Funds 6.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(a),(c)	178,739,261	178,739,261
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%(a),(c)	15,031,608	15,031,608
Total Money Market Funds (Cost $193,778,703)		193,770,869
Total Investments in Securities (Cost: $2,588,874,151)		2,916,123,150
Other Assets & Liabilities, Net		16,473,701
Net Assets		2,932,596,851

At June 30, 2020, securities and/or cash totaling $16,597,964 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	844	09/2020	EUR	27,202,120	982,811	—
S&P 500 Index E-mini	101	09/2020	USD	15,605,510	335,573	—
SPI 200 Index	92	09/2020	AUD	13,551,600	101,492	—
U.S. Ultra Treasury Bond	145	09/2020	USD	31,632,656	—	(119,554)
Total					1,419,876	(119,554)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(585)	09/2020	USD	(28,831,725)	—	(767,257)
Russell 2000 Index E-mini	(378)	09/2020	USD	(27,170,640)	—	(1,098,082)
TOPIX Index	(79)	09/2020	JPY	(1,231,215,000)	500,166	—
U.S. Treasury 10-Year Note	(194)	09/2020	USD	(26,999,344)	—	(73,167)
U.S. Treasury 2-Year Note	(85)	09/2020	USD	(18,770,391)	—	(4,801)
Total					500,166	(1,943,307)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.762	USD	105,005,000	2,901,997	—	—	2,901,997	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	21

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	112,213,107	160,596,747	(94,063,394)	(7,199)	178,739,261	—	9,432	588,084	178,739,261
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	33,029,614	—	(26,408,043)	(164,201)	6,457,370	—	(4,317,043)	—	1,409,906
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	32,394,239	8,456,099	(2,358,465)	(3,007,078)	35,484,795	—	1,960,434	—	1,345,650
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	66,891,792	695,123	(9,005,534)	(6,457,546)	52,123,835	—	4,464,634	—	916,060
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	31,047,388	—	(33,266,319)	2,218,931	—	—	(2,766,907)	—	—
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	26,951,487	—	(5,318,093)	(6,750,317)	14,883,077	—	4,078,174	—	578,658
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	12,014,764	7,914,269	—	(1,027,866)	18,901,167	—	—	303,269	2,056,710
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	9,003,230	1,783,946	—	(1,598,988)	9,188,188	1,166,867	—	60,979	584,862
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%
	14,985,911	45,697	—	—	15,031,608	6,160	—	39,020	15,031,608
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	12,604,102	278,049	—	(516,056)	12,366,095	—	—	—	1,687,052
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	362,423,829	1,112,197	(98,846,468)	13,764,196	278,453,754	—	3,325,400	—	24,511,774
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	43,136,858	3,579,050	—	4,752,238	51,468,146	—	—	—	2,128,542
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	54,902,821	834,148	(7,796,751)	2,111,471	50,051,689	—	(598,583)	—	4,970,376
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	74,473,945	—	(4,749,158)	8,993,703	78,718,490	—	1,009,375	—	6,287,419
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	73,235,605	2,742,953	(1,134,860)	(8,957,871)	65,885,827	823,930	(140,861)	740,023	5,612,081
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	47,197,932	13,139,000	—	(455,020)	59,881,912	—	—	—	5,044,812
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	166,885	40,296,000	—	(5,547,623)	34,915,262	—	—	—	1,481,343
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	11,130,262	—	—	(2,308,446)	8,821,816	—	—	—	710,291
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	10,971,222	—	—	2,222,565	13,193,787	—	—	—	615,669
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	12,271,944	278,049	—	(144,169)	12,405,824	—	—	—	2,939,769
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	40,730,745	—	(6,773,713)	702,844	34,659,876	—	424,455	—	3,165,286
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	268,754,681	36,961,197	(61,599,351)	10,771,121	254,887,648	—	460,518	—	22,183,433
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	21,608,170	991,848	(30,771,909)	8,171,891	—	—	(8,434,091)	991,848	—
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	33,436,470	—	(19,553,297)	(1,750,224)	12,132,949	—	(45,297)	—	1,458,287
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	94,990,414	973,630	(32,716,822)	(11,220,442)	52,026,780	—	(458,556)	139,482	5,374,667
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	61,312,865	278,049	(5,292,607)	(970,413)	55,327,894	—	6,241,392	—	1,341,282
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	74,829,875	417,074	(9,271,207)	(10,540,584)	55,435,158	—	16,096,794	—	1,457,669
CTIVP® – MFS® Value Fund, Class 1 Shares
	125,582,446	417,074	(27,897,839)	(48,666,879)	49,434,802	—	41,214,061	—	1,950,091
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	94,986,291	—	(15,440,723)	(17,078,516)	62,467,052	—	35,356,278	—	1,325,139
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	84,503,896	—	(11,363,672)	(27,645,800)	45,494,424	—	16,422,228	—	2,129,889
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	181,853,075	96,803,197	(13,146,578)	14,104,367	279,614,061	—	1,249,754	—	23,919,081
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	14,865,153	—	—	(2,196,434)	12,668,719	—	—	—	490,276
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	114,889,690	—	(7,124,030)	3,389,520	111,155,180	—	74,136	—	10,486,338
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	14,891,438	—	—	(83,296)	14,808,142	—	—	—	462,754
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	6,074,066	87,836	(9,095,022)	2,933,120	—	—	(4,785,125)	87,836	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	461,789,533	125,034,197	(16,783,714)	29,866,502	599,906,518	—	491,887	—	50,753,513
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	81,931,113	12,497,074	(2,074,423)	(6,906,675)	85,447,089	—	2,244,477	—	3,752,617
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	95,518,910	4,461,009	—	(10,463,559)	89,516,360	292,611	—	186,251	9,115,719
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	33,129,635	11,579,200	(7,589,082)	(1,343,370)	35,776,383	397,957	(390,914)	61,095	3,240,615
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	32,637,715	17,042,056	(9,137,210)	(5,341,277)	35,201,284	—	(1,939,044)	169,858	4,681,022
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	18,009,941	417,073	—	(127,365)	18,299,649	—	—	—	726,753
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	18,791,575	417,073	—	(4,317,369)	14,891,279	—	—	—	664,493
Total	3,016,164,634			(81,592,114)	2,916,123,150	2,687,525	111,247,008	3,367,745

The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	23

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Currency Legend
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	6,457,370	6,457,370
Equity Funds	—	—	—	984,774,609	984,774,609
Fixed Income Funds	—	—	—	1,731,120,302	1,731,120,302
Money Market Funds	193,770,869	—	—	—	193,770,869
Total Investments in Securities	193,770,869	—	—	2,722,352,281	2,916,123,150
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Conservative Portfolio, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	1,920,042	—	—	—	1,920,042
Swap Contracts	—	2,901,997	—	—	2,901,997
Liability
Futures Contracts	(2,062,861)	—	—	—	(2,062,861)
Total	193,628,050	2,901,997	—	2,722,352,281	2,918,882,328
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	25

Portfolio of Investments
Variable Portfolio – Moderate Portfolio, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a),(b)	10,192,734	46,682,722
Total Alternative Strategies Funds (Cost $55,448,474)		46,682,722

Equity Funds 47.9%

Global Real Estate 0.6%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a),(b)	12,025,106	100,048,885
International 13.4%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	4,234,443	66,523,096
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	42,897,239	503,613,583
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	40,759,596	394,552,887
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(a)	69,618,634	683,654,989
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(a)	24,477,959	270,236,663
Variable Portfolio - Partners International Value Fund, Class 1 Shares(a)	35,252,409	265,098,120
Total		2,183,679,338
U.S. Large Cap 29.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	10,703,384	282,248,224
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	7,853,894	446,886,597
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	17,625,237	426,178,222
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	42,042,671	499,046,502
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	17,306,356	407,910,805
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	11,157,163	460,232,963
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	12,050,334	458,274,188
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	13,979,393	354,377,622
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	10,743,411	506,444,398
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	15,311,566	327,055,056
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	30,435,403	693,014,138
Total		4,861,668,715
U.S. Mid Cap 1.4%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	3,996,779	103,276,777
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	3,822,074	122,306,372
Total		225,583,149
U.S. Small Cap 2.6%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	5,760,122	71,540,714
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	4,992,782	106,995,312
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	5,510,050	138,743,071
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	4,963,794	111,238,616
Total		428,517,713
Total Equity Funds (Cost $6,082,318,635)		7,799,497,800

Fixed Income Funds 47.2%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	11,617,935	106,768,823
High Yield 0.4%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	8,068,172	59,139,700
Investment Grade 45.8%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a),(b)	132,790,191	1,508,496,567
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a),(b)	14,214,712	143,142,148
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a),(b)	60,242,388	754,234,702
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a),(b)	26,469,238	289,838,151
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a),(b)	109,128,464	1,253,886,048
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a),(b)	95,423,426	1,115,499,855
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a),(b)	94,142,786	997,913,531
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a),(b)	117,856,067	1,393,058,712
Total		7,456,069,714
Multisector 0.4%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	14,333,231	60,486,234
Total Fixed Income Funds (Cost $7,073,511,111)		7,682,464,471

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(a),(c)	606,839,834	606,839,834
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%(a),(c)	29,908,129	29,908,129
Total Money Market Funds (Cost $636,806,320)		636,747,963
Total Investments in Securities (Cost: $13,848,084,540)		16,165,392,956
Other Assets & Liabilities, Net		121,868,851
Net Assets		16,287,261,807

At June 30, 2020, securities and/or cash totaling $118,835,891 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	8,709	09/2020	EUR	280,691,070	7,758,190	—
FTSE 100 Index	1,045	09/2020	GBP	64,241,375	1,571,695	—
Russell 2000 Index E-mini	733	09/2020	USD	52,688,040	174,880	—
S&P 500 Index E-mini	1,106	09/2020	USD	170,888,060	3,674,707	—
SPI 200 Index	670	09/2020	AUD	98,691,000	739,128	—
U.S. Ultra Treasury Bond	226	09/2020	USD	49,303,313	—	(186,340)
Total					13,918,600	(186,340)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(4,863)	09/2020	USD	(239,672,955)	—	(6,378,069)
U.S. Treasury 10-Year Note	(1,936)	09/2020	USD	(269,436,750)	—	(730,162)
Total					—	(7,108,231)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.762	USD	710,859,000	19,645,836	—	—	19,645,836	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	27

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	303,607,262	980,750,470	(677,462,258)	(55,640)	606,839,834	—	42,601	1,584,425	606,839,834
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	196,307,358	—	(147,757,012)	(1,867,624)	46,682,722	—	(25,192,012)	—	10,192,734
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	345,912,549	—	(30,526,420)	(33,137,905)	282,248,224	—	25,644,155	—	10,703,384
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	805,048,172	—	(219,911,909)	(138,249,666)	446,886,597	—	128,188,665	—	7,853,894
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	144,289,156	—	(157,761,226)	13,472,070	—	—	(16,018,725)	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	67,466,544	45,118,103	—	(5,815,824)	106,768,823	—	—	1,713,104	11,617,935
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	69,442,246	8,978,269	—	(11,897,419)	66,523,096	8,525,085	—	453,185	4,234,443
Columbia Variable Portfolio – Government Money Market Fund, Class 1 Shares, 0.010%
	29,817,207	90,922	—	—	29,908,129	12,256	—	77,637	29,908,129
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	61,640,833	—	—	(2,501,133)	59,139,700	—	—	—	8,068,172
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	1,502,031,667	—	(83,648,564)	90,113,464	1,508,496,567	—	4,192,586	—	132,790,191
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	406,056,276	—	(7,772,673)	27,894,619	426,178,222	—	13,515,327	—	17,625,237
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	156,286,262	—	(18,683,557)	5,539,443	143,142,148	—	(1,115,327)	—	14,214,712
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	678,437,984	—	(14,467,048)	90,263,766	754,234,702	—	3,101,182	—	60,242,388
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	472,968,005	86,422,863	—	(55,777,285)	503,613,583	6,297,899	—	5,177,964	42,897,239
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	483,184,015	17,166,000	—	(1,303,513)	499,046,502	—	—	—	42,042,671
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	51,215,413	453,613,999	(11,580,005)	(85,338,602)	407,910,805	—	14,772,340	—	17,306,356
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	90,261,110	—	—	(18,720,396)	71,540,714	—	—	—	5,760,122
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	88,971,370	—	—	18,023,942	106,995,312	—	—	—	4,992,782
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	61,202,895	—	—	(716,661)	60,486,234	—	—	—	14,333,231
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	298,416,075	—	(16,890,944)	8,313,020	289,838,151	—	677,287	—	26,469,238
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	1,066,219,151	224,485,000	(87,660,992)	50,842,889	1,253,886,048	—	180,157	—	109,128,464
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	127,266,870	5,841,744	(180,659,671)	47,551,057	—	—	(49,095,354)	5,841,744	—
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	253,917,827	—	(139,678,399)	(14,190,543)	100,048,885	—	(1,113,400)	—	12,025,106
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	785,619,235	1,151,023	(308,967,044)	(83,250,327)	394,552,887	—	(16,843,814)	1,151,023	40,759,596
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	711,571,234	—	(132,251,843)	(119,086,428)	460,232,963	—	168,599,157	—	11,157,163
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	689,466,082	—	(91,652,087)	(139,539,807)	458,274,188	—	188,095,913	—	12,050,334
CTIVP® – MFS® Value Fund, Class 1 Shares
	816,411,859	—	(136,426,538)	(325,607,699)	354,377,622	—	261,582,612	—	13,979,393
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	752,502,447	—	(101,894,407)	(144,163,642)	506,444,398	—	291,008,707	—	10,743,411
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	674,150,745	—	(100,003,528)	(247,092,161)	327,055,056	—	153,899,622	—	15,311,566
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	896,158,780	243,066,000	(80,072,491)	56,347,566	1,115,499,855	—	7,768,659	—	95,423,426
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	121,182,348	—	—	(17,905,571)	103,276,777	—	—	—	3,996,779
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	993,717,352	—	(26,055,628)	30,251,807	997,913,531	—	296,717	—	94,142,786
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	122,994,345	—	—	(687,973)	122,306,372	—	—	—	3,822,074
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	43,186,973	624,519	(64,144,329)	20,332,837	—	—	(33,500,703)	624,519	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	985,993,199	419,249,000	(84,633,434)	72,449,947	1,393,058,712	—	3,207,716	—	117,856,067
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	224,165,786	559,650,999	(19,272,604)	(71,530,043)	693,014,138	—	24,647,971	—	30,435,403
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	736,202,398	28,772,515	—	(81,319,924)	683,654,989	2,237,829	—	1,427,685	69,618,634
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	258,536,664	68,445,729	(49,922,293)	(6,823,437)	270,236,663	3,026,824	(6,001,718)	477,905	24,477,959
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	254,659,637	110,878,010	(58,789,082)	(41,650,445)	265,098,120	—	(14,868,508)	1,318,010	35,252,409
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	139,845,081	—	—	(1,102,010)	138,743,071	—	—	—	5,510,050
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	144,148,568	—	—	(32,909,952)	111,238,616	—	—	—	4,963,794
Total	17,110,478,980			(1,150,845,203)	16,165,392,956	20,099,893	1,125,671,813	19,847,201

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	29

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	46,682,722	46,682,722
Equity Funds	—	—	—	7,799,497,800	7,799,497,800
Fixed Income Funds	—	—	—	7,682,464,471	7,682,464,471
Money Market Funds	636,747,963	—	—	—	636,747,963
Total Investments in Securities	636,747,963	—	—	15,528,644,993	16,165,392,956
Investments in Derivatives
Asset
Futures Contracts	13,918,600	—	—	—	13,918,600
Swap Contracts	—	19,645,836	—	—	19,645,836
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderate Portfolio, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Liability
Futures Contracts	(7,294,571)	—	—	—	(7,294,571)
Total	643,371,992	19,645,836	—	15,528,644,993	16,191,662,821
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	31

Portfolio of Investments
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.3%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a),(b)	4,741,806	21,717,469
Total Alternative Strategies Funds (Cost $25,780,066)		21,717,469

Equity Funds 62.3%

Global Real Estate 0.8%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a),(b)	7,160,710	59,577,106
International 16.7%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	1,614,697	25,366,888
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	23,512,286	276,034,241
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	22,138,391	214,299,622
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(a)	38,747,145	380,496,964
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(a)	13,392,296	147,850,950
Variable Portfolio - Partners International Value Fund, Class 1 Shares(a)	19,612,605	147,486,791
Total		1,191,535,456
U.S. Large Cap 39.9%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	5,862,171	154,585,441
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	4,438,760	252,565,442
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	10,439,199	252,419,832
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	25,006,131	296,822,777
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	9,831,566	231,730,002
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	6,617,578	272,975,110
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	7,137,830	271,451,665
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	7,983,953	202,393,210
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,487,439	305,817,873
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	8,865,483	189,366,720
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	18,446,193	420,019,807
Total		2,850,147,879
U.S. Mid Cap 1.9%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	2,423,369	62,619,858
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,289,744	73,271,816
Total		135,891,674
U.S. Small Cap 3.0%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	3,107,998	38,601,335
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	2,949,296	63,203,408
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	2,540,108	63,959,923
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	2,308,723	51,738,494
Total		217,503,160
Total Equity Funds (Cost $3,495,208,633)		4,454,655,275

Fixed Income Funds 29.5%

Emerging Markets 0.6%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	4,480,813	41,178,673
High Yield 0.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	2,634,844	19,313,403
Investment Grade 28.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a),(b)	45,258,357	514,134,933
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a),(b)	5,699,866	57,397,656
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a),(b)	9,326,955	116,773,474
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a),(b)	9,621,386	105,354,172
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a),(b)	32,335,170	371,531,100
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a),(b)	18,220,210	212,994,261
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares(a),(b)	9,883,143	104,761,320
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a),(b)	46,408,882	548,552,985
Total		2,031,499,901
Multisector 0.2%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	3,108,367	13,117,310
Total Fixed Income Funds (Cost $1,949,823,622)		2,105,109,287

Money Market Funds 7.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.253%(a),(c)	502,136,921	502,136,921
Total Money Market Funds (Cost $502,141,644)		502,136,921
Total Investments in Securities (Cost: $5,972,953,965)		7,083,618,952
Other Assets & Liabilities, Net		61,081,924
Net Assets		7,144,700,876

At June 30, 2020, securities and/or cash totaling $59,928,163 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	4,825	09/2020	EUR	155,509,750	3,530,242	—
FTSE 100 Index	669	09/2020	GBP	41,126,775	1,006,185	—
Russell 2000 Index E-mini	747	09/2020	USD	53,694,360	178,221	—
S&P 500 Index E-mini	356	09/2020	USD	55,005,560	847,878	—
SPI 200 Index	370	09/2020	AUD	54,501,000	408,175	—
U.S. Ultra Treasury Bond	471	09/2020	USD	102,751,594	—	(388,346)
Total					5,970,701	(388,346)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(1,499)	09/2020	USD	(73,878,215)	—	(1,966,014)
U.S. Treasury 10-Year Note	(436)	09/2020	USD	(60,678,938)	—	(164,437)
U.S. Treasury 2-Year Note	(201)	09/2020	USD	(44,386,453)	—	(11,354)
Total					—	(2,141,805)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.762	USD	340,775,000	9,417,915	—	—	9,417,915	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	33

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	301,359,290	491,149,482	(290,368,453)	(3,398)	502,136,921	—	19,075	1,558,667	502,136,921
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	119,793,415	361,961	(99,731,828)	1,293,921	21,717,469	—	(20,222,827)	—	4,741,806
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	153,079,130	47,243,353	(21,637,941)	(24,099,101)	154,585,441	—	17,926,500	—	5,862,171
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	444,202,685	434,353	(117,689,097)	(74,382,499)	252,565,442	—	67,234,342	—	4,438,760
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	56,485,533	361,961	(62,490,238)	5,642,744	—	—	(6,654,017)	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	23,296,150	20,190,710	—	(2,308,187)	41,178,673	—	—	660,711	4,480,813
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	37,230,078	3,858,977	(9,217,773)	(6,504,394)	25,366,888	3,291,014	673,338	206,002	1,614,697
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	20,130,204	—	—	(816,801)	19,313,403	—	—	—	2,634,844
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	520,718,601	579,137	(37,557,723)	30,394,918	514,134,933	—	2,006,716	—	45,258,357
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	209,353,044	19,873,391	—	23,193,397	252,419,832	—	—	—	10,439,199
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	60,485,544	72,392	(5,237,013)	2,076,733	57,397,656	—	(291,457)	—	5,699,866
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	106,967,482	144,784	(4,204,036)	13,865,244	116,773,474	—	741,519	—	9,326,955
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	269,045,289	48,611,838	(10,654,176)	(30,968,710)	276,034,241	3,455,840	(763,066)	2,860,214	23,512,286
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	304,727,794	—	(6,227,834)	(1,677,183)	296,822,777	—	1,382,166	—	25,006,131
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	251,378,290	49,447,569	(19,717,557)	(49,378,300)	231,730,002	—	5,010,218	—	9,831,566
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	53,318,316	—	(4,350,870)	(10,366,111)	38,601,335	—	(865,678)	—	3,107,998
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	52,556,451	—	—	10,646,957	63,203,408	—	—	—	2,949,296
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	13,272,728	—	—	(155,418)	13,117,310	—	—	—	3,108,367
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	39,228,456	144,784	(31,191,140)	(8,182,100)	—	—	(2,956,782)	—	—
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	102,107,398	72,392	—	3,174,382	105,354,172	—	—	—	9,621,386
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	389,529,168	506,745	(34,263,062)	15,758,249	371,531,100	—	355,823	—	32,335,170
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	64,543,388	2,962,640	(91,273,398)	23,767,370	—	—	(24,550,561)	2,962,640	—
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	155,534,358	—	(88,398,546)	(7,558,706)	59,577,106	—	(1,455,546)	—	7,160,710
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	446,825,215	1,004,120	(193,357,554)	(40,172,159)	214,299,622	—	(16,865,780)	642,160	22,138,391
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	376,724,788	289,569	(37,012,086)	(67,027,161)	272,975,110	—	95,107,913	—	6,617,578
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	376,454,295	—	(43,221,944)	(61,780,686)	271,451,665	—	89,329,056	—	7,137,830
CTIVP® – MFS® Value Fund, Class 1 Shares
	57,423,176	245,132,569	(37,380,507)	(62,782,028)	202,393,210	—	21,966,153	—	7,983,953
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	405,364,732	—	(53,002,796)	(46,544,063)	305,817,873	—	132,353,203	—	6,487,439
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	380,381,013	434,353	(55,976,338)	(135,472,308)	189,366,720	—	80,722,322	—	8,865,483
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	219,538,097	289,569	(18,007,119)	11,173,714	212,994,261	—	1,775,101	—	18,220,210
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	73,476,552	—	—	(10,856,694)	62,619,858	—	—	—	2,423,369
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	101,526,864	72,392	—	3,162,064	104,761,320	—	—	—	9,883,143
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	73,683,970	—	—	(412,154)	73,271,816	—	—	—	2,289,744
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	28,043,247	405,528	(40,862,919)	12,414,144	—	—	(20,964,631)	405,528	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	356,468,517	187,576,961	(22,830,867)	27,338,374	548,552,985	—	1,896,908	—	46,408,882
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	245,520,164	219,682,176	(7,779,812)	(37,402,721)	420,019,807	—	12,002,408	—	18,446,193
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	417,211,171	35,281,003	(27,605,010)	(44,390,200)	380,496,964	1,248,057	(2,877,234)	779,985	38,747,145
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	147,050,290	32,392,784	(28,287,558)	(3,304,566)	147,850,950	1,656,219	(3,559,783)	274,605	13,392,296
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	146,550,778	47,645,469	(20,904,288)	(25,805,168)	147,486,791	—	(6,067,624)	806,292	19,612,605
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	67,208,463	—	(1,186,694)	(2,061,846)	63,959,923	—	1,286,083	—	2,540,108
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	70,200,192	—	(1,650,922)	(16,810,776)	51,738,494	—	821,855	—	2,308,723
Total	7,737,994,316			(587,321,227)	7,083,618,952	9,651,130	424,515,713	11,156,804

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	35

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2020 (Unaudited)
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	21,717,469	21,717,469
Equity Funds	—	—	—	4,454,655,275	4,454,655,275
Fixed Income Funds	—	—	—	2,105,109,287	2,105,109,287
Money Market Funds	502,136,921	—	—	—	502,136,921
Total Investments in Securities	502,136,921	—	—	6,581,482,031	7,083,618,952
Investments in Derivatives
Asset
Futures Contracts	5,970,701	—	—	—	5,970,701
Swap Contracts	—	9,417,915	—	—	9,417,915
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Moderately Aggressive Portfolio, June 30, 2020 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Liability
Futures Contracts	(2,530,151)	—	—	—	(2,530,151)
Total	505,577,471	9,417,915	—	6,581,482,031	7,096,477,417
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	37

Portfolio of Investments
Variable Portfolio – Aggressive Portfolio, June 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 0.4%
	Shares	Value ($)
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares(a),(b)	1,973,898	9,040,452
Total Alternative Strategies Funds (Cost $10,738,004)		9,040,452

Equity Funds 78.4%

Global Real Estate 1.0%
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares(a),(b)	2,820,086	23,463,115
International 21.6%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares(a)	991,347	15,574,063
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	9,781,929	114,839,843
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	9,218,631	89,236,351
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares(a)	15,715,804	154,329,193
Variable Portfolio - Partners International Growth Fund, Class 1 Shares(a)	5,613,330	61,971,170
Variable Portfolio - Partners International Value Fund, Class 1 Shares(a)	8,131,393	61,148,074
Total		497,098,694
U.S. Large Cap 49.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	2,570,675	67,788,705
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	2,064,248	117,455,695
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	4,228,399	102,242,678
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares(a),(b)	10,939,952	129,857,228
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	4,209,600	99,220,268
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	2,620,859	108,110,432
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	2,814,256	107,026,159
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	3,331,261	84,447,479
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	2,522,803	118,924,927
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	3,211,636	68,600,548
Equity Funds (continued)
	Shares	Value ($)
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares(a),(b)	6,259,138	142,520,572
Total		1,146,194,691
U.S. Mid Cap 2.3%
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	935,275	24,167,508
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	888,166	28,421,325
Total		52,588,833
U.S. Small Cap 3.8%
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares(a)	1,248,063	15,500,947
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares(a),(b)	1,156,619	24,786,347
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	1,016,567	25,597,147
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	920,125	20,619,991
Total		86,504,432
Total Equity Funds (Cost $1,453,352,482)		1,805,849,765

Fixed Income Funds 15.8%

Emerging Markets 0.5%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares(a)	1,193,338	10,966,780
High Yield 0.0%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares(a)	6,602	48,390
Investment Grade 15.2%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a),(b)	7,948,887	90,299,355
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a),(b)	3,778,613	47,308,230
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a),(b)	7,076,694	81,311,216
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a),(b)	5,277,946	61,699,191
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares(a),(b)	5,878,633	69,485,438
Total		350,103,430
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2020 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
Multisector 0.1%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares(a)	679,799	2,868,753
Total Fixed Income Funds (Cost $335,021,231)		363,987,353

Money Market Funds 4.5%

Columbia Short-Term Cash Fund, 0.253%(a),(c)	105,158,545	105,158,545
Total Money Market Funds (Cost $105,163,145)		105,158,545
Total Investments in Securities (Cost: $1,904,274,862)		2,284,036,115
Other Assets & Liabilities, Net		20,056,178
Net Assets		2,304,092,293
At June 30, 2020, securities and/or cash totaling $19,809,509 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	1,814	09/2020	EUR	58,465,220	1,103,717	—
FTSE 100 Index	257	09/2020	GBP	15,799,075	386,531	—
Russell 2000 Index E-mini	302	09/2020	USD	21,707,760	72,052	—
SPI 200 Index	162	09/2020	AUD	23,862,600	178,715	—
Total					1,741,015	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(708)	09/2020	USD	(34,893,780)	—	(928,578)
S&P 500 Index E-mini	(44)	09/2020	USD	(6,798,440)	—	(146,409)
U.S. Ultra Treasury Bond	(13)	09/2020	USD	(2,836,031)	10,638	—
Total					10,638	(1,074,987)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.762	USD	83,555,000	2,309,189	—	—	2,309,189	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	39

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.253%
	60,455,523	123,883,398	(79,176,043)	(4,333)	105,158,545	—	6,294	310,915	105,158,545
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1 Shares
	43,123,694	—	(34,522,613)	439,371	9,040,452	—	(7,400,612)	—	1,973,898
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	70,938,338	8,179,484	(5,227,529)	(6,101,588)	67,788,705	—	4,472,820	—	2,570,675
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	166,160,674	672,553	(26,419,702)	(22,957,830)	117,455,695	—	19,796,411	—	2,064,248
Columbia Variable Portfolio – Diversified Absolute Return Fund, Class 1 Shares
	11,555,241	835,963	(13,433,939)	1,042,735	—	—	(1,248,544)	—	—
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 Shares
	5,083,339	6,524,961	—	(641,520)	10,966,780	—	—	175,962	1,193,338
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 Shares
	16,049,121	2,268,936	—	(2,743,994)	15,574,063	1,995,851	—	104,946	991,347
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 Shares
	50,437	—	—	(2,047)	48,390	—	—	—	6,602
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	64,708,748	27,135,000	(6,571,316)	5,026,923	90,299,355	—	357,504	—	7,948,887
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	154,065,344	504,415	(24,575,727)	(27,751,354)	102,242,678	—	40,153,273	—	4,228,399
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	41,526,953	—	—	5,781,277	47,308,230	—	—	—	3,778,613
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	109,892,581	20,628,182	(2,934,976)	(12,745,944)	114,839,843	1,437,307	(163,448)	1,183,318	9,781,929
Columbia Variable Portfolio - Select Large Cap Equity Fund, Class 1 Shares
	105,830,137	24,917,364	—	(890,273)	129,857,228	—	—	—	10,939,952
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	142,407,718	588,484	(16,140,953)	(27,634,981)	99,220,268	—	8,102,688	—	4,209,600
Columbia Variable Portfolio - Small Cap Value Fund, Class 1 Shares
	20,908,894	946	(1,275,247)	(4,133,646)	15,500,947	—	(255,560)	—	1,248,063
Columbia Variable Portfolio - Small Company Growth Fund, Class 1 Shares
	20,610,127	946	—	4,175,274	24,786,347	—	—	—	1,156,619
Columbia Variable Portfolio – Strategic Income Fund, Class 1 Shares
	2,902,743	—	—	(33,990)	2,868,753	—	—	—	679,799
Columbia Variable Portfolio – U.S. Equities Fund, Class 1 Shares
	16,323,421	167,193	(13,388,247)	(3,102,367)	—	—	(1,620,743)	—	—
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	99,264,749	—	(21,053,925)	3,100,392	81,311,216	—	600,895	—	7,076,694
CTIVP® – AQR Managed Futures Strategy Fund, Class 1 Shares
	13,360,404	613,263	(18,703,365)	4,729,698	—	—	(4,891,817)	613,263	—
CTIVP® – CenterSquare Real Estate Fund, Class 1 Shares
	58,345,605	—	(32,705,291)	(2,177,199)	23,463,115	—	(1,439,291)	—	2,820,086
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Portfolio Navigator Funds | Semiannual Report 2020

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	182,233,719	850,926	(76,745,524)	(17,102,770)	89,236,351	—	(5,971,175)	262,442	9,218,631
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	131,049,588	504,415	(17,533,038)	(5,910,533)	108,110,432	—	16,566,963	—	2,620,859
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	128,157,765	168,138	(10,912,109)	(10,387,635)	107,026,159	—	20,498,890	—	2,814,256
CTIVP® – MFS® Value Fund, Class 1 Shares
	35,592,771	83,931,346	(12,412,208)	(22,664,430)	84,447,479	—	6,988,491	—	3,331,261
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	94,299,867	336,276	(1,720,594)	26,009,378	118,924,927	—	3,492,406	—	2,522,803
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	111,413,153	588,484	(10,700,969)	(32,700,120)	68,600,548	—	13,926,729	—	3,211,636
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	59,456,587	—	(1,262,020)	3,504,624	61,699,191	—	123,743	—	5,277,946
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	28,302,874	42,035	—	(4,177,401)	24,167,508	—	—	—	935,275
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	28,531,743	42,034	—	(152,452)	28,421,325	—	—	—	888,166
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 Shares
	10,124,336	146,406	(14,460,132)	4,189,390	—	—	(7,276,336)	146,406	—
Variable Portfolio - Partners Core Bond Fund, Class 1 Shares
	56,578,032	10,458,000	(1,297,619)	3,747,025	69,485,438	—	88,145	—	5,878,633
Variable Portfolio - Partners Core Equity Fund, Class 1 Shares
	78,978,727	78,998,346	(3,808,426)	(11,648,075)	142,520,572	—	3,120,394	—	6,259,138
Variable Portfolio - Partners International Core Equity Fund, Class 1 Shares
	170,147,504	12,866,557	(11,515,693)	(17,169,175)	154,329,193	506,259	(1,815,344)	318,815	15,715,804
Variable Portfolio - Partners International Growth Fund, Class 1 Shares
	60,289,821	12,521,110	(9,097,074)	(1,742,687)	61,971,170	693,714	(782,489)	114,981	5,613,330
Variable Portfolio - Partners International Value Fund, Class 1 Shares
	59,609,366	21,320,735	(9,590,396)	(10,191,631)	61,148,074	—	(2,661,576)	325,390	8,131,393
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	26,499,117	42,035	(483,640)	(460,365)	25,597,147	—	209,242	—	1,016,567
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	27,522,435	42,035	(470,704)	(6,473,775)	20,619,991	—	222,178	—	920,125
Total	2,512,351,196			(189,956,028)	2,284,036,115	4,633,131	103,200,131	3,556,438

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2020.
Currency Legend
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	41

Portfolio of Investments   (continued)
Variable Portfolio – Aggressive Portfolio, June 30, 2020 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Variable Portfolios serve as investment vehicles for variable annuity contracts and variable life insurance policies. Principle investment strategies within these Variable Portfolios vary based on the Portfolios investment objective. Investments in the Variable Portfolios may be redeemed on a daily basis without restriction.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2020:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Assets at NAV ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	—	—	—	9,040,452	9,040,452
Equity Funds	—	—	—	1,805,849,765	1,805,849,765
Fixed Income Funds	—	—	—	363,987,353	363,987,353
Money Market Funds	105,158,545	—	—	—	105,158,545
Total Investments in Securities	105,158,545	—	—	2,178,877,570	2,284,036,115
Investments in Derivatives
Asset
Futures Contracts	1,751,653	—	—	—	1,751,653
Swap Contracts	—	2,309,189	—	—	2,309,189
Liability
Futures Contracts	(1,074,987)	—	—	—	(1,074,987)
Total	105,835,211	2,309,189	—	2,178,877,570	2,287,021,970
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Portfolio Navigator Funds | Semiannual Report 2020

Statement of Assets and Liabilities
June 30, 2020 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,126,586,481, $2,588,874,151, $13,848,084,540, respectively)	$1,223,774,760	$2,916,123,150	$16,165,392,956
Margin deposits on:
Futures contracts	8,582,438	12,643,379	92,064,282
Swap contracts	—	3,954,585	26,771,609
Receivable for:
Investments sold	623,268	1,237,497	18,390,844
Capital shares sold	320,093	1,017,452	—
Dividends	12,430	40,198	136,714
Variation margin for futures contracts	52,500	512,184	5,423,686
Variation margin for swap contracts	—	146,069	988,853
Expense reimbursement due from Investment Manager	—	1,880	—
Total assets	1,233,365,489	2,935,676,394	16,309,168,944
Liabilities
Payable for:
Capital shares purchased	943,361	2,254,949	18,390,844
Variation margin for futures contracts	599,596	470,577	1,809,235
Management services fees	1,918	5,371	22,738
Distribution and/or service fees	8,396	19,931	110,684
Service fees	60,277	143,716	800,362
Compensation of board members	70,272	139,583	580,086
Compensation of chief compliance officer	120	347	2,004
Other expenses	23,968	45,069	191,184
Total liabilities	1,707,908	3,079,543	21,907,137
Net assets applicable to outstanding capital stock	$1,231,657,581	$2,932,596,851	$16,287,261,807
Represented by
Trust capital	$1,231,657,581	$2,932,596,851	$16,287,261,807
Total - representing net assets applicable to outstanding capital stock	$1,231,657,581	$2,932,596,851	$16,287,261,807
Class 1
Net assets	$120,166	$747,689	$5,914,237
Shares outstanding	7,832	44,302	318,967
Net asset value per share	$15.34	$16.88	$18.54
Class 2
Net assets	$632,106,411	$1,448,058,350	$7,884,822,803
Shares outstanding	41,350,849	86,057,657	426,119,978
Net asset value per share	$15.29	$16.83	$18.50
Class 4
Net assets	$599,431,004	$1,483,790,812	$8,396,524,767
Shares outstanding	39,226,791	88,015,386	453,183,629
Net asset value per share	$15.28	$16.86	$18.53
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	43

Statement of Assets and Liabilities  (continued)
June 30, 2020 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $5,972,953,965, $1,904,274,862, respectively)	$7,083,618,952	$2,284,036,115
Margin deposits on:
Futures contracts	47,094,261	16,662,750
Swap contracts	12,833,902	3,146,759
Receivable for:
Investments sold	9,020,842	2,587,640
Capital shares sold	16,901	14,330
Dividends	112,601	23,678
Variation margin for futures contracts	2,330,789	815,754
Variation margin for swap contracts	474,041	116,231
Total assets	7,155,502,289	2,307,403,257
Liabilities
Payable for:
Capital shares purchased	9,037,743	2,601,970
Variation margin for futures contracts	944,787	426,492
Management services fees	14,697	3,723
Distribution and/or service fees	48,379	15,564
Service fees	351,776	113,245
Compensation of board members	305,851	109,929
Compensation of chief compliance officer	933	298
Other expenses	97,247	39,743
Total liabilities	10,801,413	3,310,964
Net assets applicable to outstanding capital stock	$7,144,700,876	$2,304,092,293
Represented by
Trust capital	$7,144,700,876	$2,304,092,293
Total - representing net assets applicable to outstanding capital stock	$7,144,700,876	$2,304,092,293
Class 1
Net assets	$19,203,438	$7,529,987
Shares outstanding	962,098	353,582
Net asset value per share	$19.96	$21.30
Class 2
Net assets	$3,932,616,498	$1,299,427,824
Shares outstanding	197,452,138	61,098,874
Net asset value per share	$19.92	$21.27
Class 4
Net assets	$3,192,880,940	$997,134,482
Shares outstanding	160,061,447	46,810,853
Net asset value per share	$19.95	$21.30
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Portfolio Navigator Funds | Semiannual Report 2020

Statement of Operations
Six Months Ended June 30, 2020 (Unaudited)
	Variable Portfolio – Conservative Portfolio	Variable Portfolio – Moderately Conservative Portfolio	Variable Portfolio – Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$1,172,547	$3,367,745	$19,847,201
Other income	1,795	9,087	14,828
Total income	1,174,342	3,376,832	19,862,029
Expenses:
Management services fees	309,489	817,404	3,306,153
Distribution and/or service fees
Class 2	703,869	1,763,120	9,616,880
Class 4	712,494	1,840,137	10,450,463
Service fees	340,507	864,486	4,813,827
Compensation of board members	9,705	19,148	90,963
Custodian fees	9,488	9,723	10,128
Printing and postage fees	8,621	21,622	114,776
Audit fees	5,470	5,470	5,470
Legal fees	9,229	18,298	84,509
Compensation of chief compliance officer	115	315	1,775
Other	8,259	18,978	96,692
Total expenses	2,117,246	5,378,701	28,591,636
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(189,772)	—
Total net expenses	2,117,246	5,188,929	28,591,636
Net investment loss	(942,904)	(1,812,097)	(8,729,607)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	12,233,999	111,247,008	1,125,671,813
Capital gain distributions from underlying affiliated funds	1,696,392	2,687,525	20,099,893
Foreign currency translations	9,774	268,809	2,397,623
Futures contracts	(9,136,635)	(5,387,931)	(69,480,099)
Swap contracts	(634,336)	(2,700,380)	(18,280,936)
Net realized gain	4,169,194	106,115,031	1,060,408,294
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	30,570,231	(81,592,114)	(1,150,845,203)
Foreign currency translations	53,202	88,446	408,788
Futures contracts	(972,021)	5,992,054	43,857,073
Swap contracts	(156,626)	2,164,280	14,651,667
Net change in unrealized appreciation (depreciation)	29,494,786	(73,347,334)	(1,091,927,675)
Net realized and unrealized gain (loss)	33,663,980	32,767,697	(31,519,381)
Net increase (decrease) in net assets resulting from operations	$32,721,076	$30,955,600	$(40,248,988)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	45

Statement of Operations  (continued)
Six Months Ended June 30, 2020 (Unaudited)
	Variable Portfolio – Moderately Aggressive Portfolio	Variable Portfolio – Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$11,156,804	$3,556,438
Other income	(6,456)	(3,563)
Total income	11,150,348	3,552,875
Expenses:
Management services fees	2,163,767	541,661
Distribution and/or service fees
Class 2	4,842,202	1,591,821
Class 4	4,004,246	1,239,316
Service fees	2,124,951	680,269
Compensation of board members	41,421	16,180
Custodian fees	11,076	9,928
Printing and postage fees	54,109	18,120
Audit fees	5,470	5,470
Legal fees	39,520	15,184
Compensation of chief compliance officer	784	257
Other	45,518	16,228
Total expenses	13,333,064	4,134,434
Net investment loss	(2,182,716)	(581,559)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	424,515,713	103,200,131
Capital gain distributions from underlying affiliated funds	9,651,130	4,633,131
Foreign currency translations	1,018,937	403,201
Futures contracts	(4,394,027)	(10,286,381)
Swap contracts	(8,763,601)	(2,148,756)
Net realized gain	422,028,152	95,801,326
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(587,321,227)	(189,956,028)
Foreign currency translations	430,745	120,125
Futures contracts	16,321,816	3,601,245
Swap contracts	7,023,785	1,722,169
Net change in unrealized appreciation (depreciation)	(563,544,881)	(184,512,489)
Net realized and unrealized loss	(141,516,729)	(88,711,163)
Net decrease in net assets resulting from operations	$(143,699,445)	$(89,292,722)
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Portfolio Navigator Funds | Semiannual Report 2020

Statement of Changes in Net Assets
	Variable Portfolio – Conservative Portfolio		Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$(942,904)	$20,186,362	$(1,812,097)	$46,121,408
Net realized gain	4,169,194	12,195,227	106,115,031	65,617,289
Net change in unrealized appreciation (depreciation)	29,494,786	74,141,904	(73,347,334)	264,799,042
Net increase in net assets resulting from operations	32,721,076	106,523,493	30,955,600	376,537,739
Increase (decrease) in net assets from capital stock activity	115,556,995	(44,184,461)	(125,189,481)	(239,794,040)
Total increase (decrease) in net assets	148,278,071	62,339,032	(94,233,881)	136,743,699
Net assets at beginning of period	1,083,379,510	1,021,040,478	3,026,830,732	2,890,087,033
Net assets at end of period	$1,231,657,581	$1,083,379,510	$2,932,596,851	$3,026,830,732

	Variable Portfolio – Conservative Portfolio				Variable Portfolio – Moderately Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	17,421	261,971	11,645	172,115	38,937	657,054	9,727	158,681
Redemptions	(21,132)	(319,836)	(102)	(1,467)	(3,993)	(64,182)	(369)	(5,968)
Net increase (decrease)	(3,711)	(57,865)	11,543	170,648	34,944	592,872	9,358	152,713
Class 2
Subscriptions	8,236,187	120,494,026	5,071,785	73,533,204	2,259,519	37,299,270	4,557,665	72,994,838
Redemptions	(1,727,564)	(25,820,686)	(3,615,856)	(51,744,812)	(4,240,195)	(68,673,522)	(6,053,368)	(95,467,719)
Net increase (decrease)	6,508,623	94,673,340	1,455,929	21,788,392	(1,980,676)	(31,374,252)	(1,495,703)	(22,472,881)
Class 4
Subscriptions	4,106,403	58,936,973	2,039,641	29,588,105	717,615	11,583,357	707,934	11,329,146
Redemptions	(2,544,316)	(37,995,453)	(6,681,070)	(95,731,606)	(6,509,830)	(105,991,458)	(14,444,813)	(228,803,018)
Net increase (decrease)	1,562,087	20,941,520	(4,641,429)	(66,143,501)	(5,792,215)	(94,408,101)	(13,736,879)	(217,473,872)
Total net increase (decrease)	8,066,999	115,556,995	(3,173,957)	(44,184,461)	(7,737,947)	(125,189,481)	(15,223,224)	(239,794,040)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	47

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Moderate Portfolio		Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$(8,729,607)	$210,275,773	$(2,182,716)	$76,281,640
Net realized gain	1,060,408,294	561,036,589	422,028,152	471,336,977
Net change in unrealized appreciation (depreciation)	(1,091,927,675)	1,771,253,395	(563,544,881)	798,917,724
Net increase (decrease) in net assets resulting from operations	(40,248,988)	2,542,565,757	(143,699,445)	1,346,536,341
Decrease in net assets from capital stock activity	(855,892,556)	(1,685,092,034)	(476,562,624)	(1,223,596,112)
Total increase (decrease) in net assets	(896,141,544)	857,473,723	(620,262,069)	122,940,229
Net assets at beginning of period	17,183,403,351	16,325,929,628	7,764,962,945	7,642,022,716
Net assets at end of period	$16,287,261,807	$17,183,403,351	$7,144,700,876	$7,764,962,945

	Variable Portfolio – Moderate Portfolio				Variable Portfolio – Moderately Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019		June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	153,060	2,731,305	207,338	3,698,450	493,078	9,572,008	531,073	10,217,090
Redemptions	(18,336)	(334,080)	(23,095)	(420,402)	(21,235)	(416,504)	(40,818)	(780,699)
Net increase	134,724	2,397,225	184,243	3,278,048	471,843	9,155,504	490,255	9,436,391
Class 2
Subscriptions	1,422,994	25,627,889	4,800,221	84,481,065	1,117,205	22,289,743	658,167	12,654,981
Redemptions	(15,427,446)	(272,626,482)	(22,575,202)	(394,588,333)	(11,594,701)	(222,975,981)	(28,331,168)	(536,531,795)
Net decrease	(14,004,452)	(246,998,593)	(17,774,981)	(310,107,268)	(10,477,496)	(200,686,238)	(27,673,001)	(523,876,814)
Class 4
Subscriptions	322,456	5,901,747	191,644	3,297,703	64,820	1,253,220	128,269	2,411,563
Redemptions	(34,787,281)	(617,192,935)	(78,918,045)	(1,381,560,517)	(14,961,997)	(286,285,110)	(37,551,062)	(711,567,252)
Net decrease	(34,464,825)	(611,291,188)	(78,726,401)	(1,378,262,814)	(14,897,177)	(285,031,890)	(37,422,793)	(709,155,689)
Total net decrease	(48,334,553)	(855,892,556)	(96,317,139)	(1,685,092,034)	(24,902,830)	(476,562,624)	(64,605,539)	(1,223,596,112)
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Portfolio Navigator Funds | Semiannual Report 2020

Statement of Changes in Net Assets   (continued)
	Variable Portfolio – Aggressive Portfolio
	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Operations
Net investment income (loss)	$(581,559)	$16,136,464
Net realized gain	95,801,326	198,371,072
Net change in unrealized appreciation (depreciation)	(184,512,489)	273,568,522
Net increase (decrease) in net assets resulting from operations	(89,292,722)	488,076,058
Decrease in net assets from capital stock activity	(127,200,619)	(348,718,015)
Total increase (decrease) in net assets	(216,493,341)	139,358,043
Net assets at beginning of period	2,520,585,634	2,381,227,591
Net assets at end of period	$2,304,092,293	$2,520,585,634

	Variable Portfolio – Aggressive Portfolio
	Six Months Ended		Year Ended
	June 30, 2020 (Unaudited)		December 31, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Subscriptions	178,069	3,622,729	199,413	4,143,568
Redemptions	(9,901)	(209,764)	(13,999)	(292,813)
Net increase	168,168	3,412,965	185,414	3,850,755
Class 2
Subscriptions	699,980	13,700,306	644,563	13,134,931
Redemptions	(3,343,985)	(68,142,660)	(8,806,463)	(179,890,637)
Net decrease	(2,644,005)	(54,442,354)	(8,161,900)	(166,755,706)
Class 4
Subscriptions	187,693	3,533,090	144,611	2,958,408
Redemptions	(3,832,976)	(79,704,320)	(9,203,891)	(188,771,472)
Net decrease	(3,645,283)	(76,171,230)	(9,059,280)	(185,813,064)
Total net decrease	(6,121,120)	(127,200,619)	(17,035,766)	(348,718,015)
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	49

Financial Highlights
Variable Portfolio – Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$14.98	0.00(c)	0.36	0.36
Year Ended 12/31/2019(e)	$13.95	0.13	0.90	1.03
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$14.94	(0.01)	0.36	0.35
Year Ended 12/31/2019	$13.49	0.27	1.18	1.45
Year Ended 12/31/2018	$13.90	0.22	(0.63)	(0.41)
Year Ended 12/31/2017	$12.94	0.22	0.74	0.96
Year Ended 12/31/2016	$12.51	0.17	0.26	0.43
Year Ended 12/31/2015	$12.53	0.17	(0.19)	(0.02)
Class 4
Six Months Ended 6/30/2020 (Unaudited)	$14.94	(0.01)	0.35	0.34
Year Ended 12/31/2019	$13.49	0.28	1.17	1.45
Year Ended 12/31/2018	$13.89	0.22	(0.62)	(0.40)
Year Ended 12/31/2017	$12.94	0.21	0.74	0.95
Year Ended 12/31/2016	$12.51	0.17	0.26	0.43
Year Ended 12/31/2015	$12.53	0.17	(0.19)	(0.02)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Portfolio Navigator Funds | Semiannual Report 2020

Financial Highlights  (continued)
Variable Portfolio – Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$15.34	2.40%	0.12%(d)	0.12%(d)	0.07%(d)	20%	$120
Year Ended 12/31/2019(e)	$14.98	7.38%	0.13%(d)	0.13%(d)	1.10%(d)	18%	$173
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$15.29	2.34%	0.37%(d)	0.37%(d)	(0.17%)(d)	20%	$632,106
Year Ended 12/31/2019	$14.94	10.75%	0.38%	0.38%	1.90%	18%	$520,608
Year Ended 12/31/2018	$13.49	(2.95%)	0.37%	0.37%	1.61%	18%	$450,440
Year Ended 12/31/2017	$13.90	7.42%	0.33%	0.33%	1.60%	6%	$541,013
Year Ended 12/31/2016	$12.94	3.44%	0.30%	0.30%	1.34%	14%	$593,909
Year Ended 12/31/2015	$12.51	(0.16%)	0.28%	0.28%	1.35%	27%	$557,777
Class 4
Six Months Ended 6/30/2020 (Unaudited)	$15.28	2.28%	0.37%(d)	0.37%(d)	(0.17%)(d)	20%	$599,431
Year Ended 12/31/2019	$14.94	10.75%	0.38%	0.38%	1.94%	18%	$562,599
Year Ended 12/31/2018	$13.49	(2.88%)	0.37%	0.37%	1.60%	18%	$570,600
Year Ended 12/31/2017	$13.89	7.34%	0.33%	0.33%	1.59%	6%	$725,015
Year Ended 12/31/2016	$12.94	3.44%	0.30%	0.30%	1.35%	14%	$873,507
Year Ended 12/31/2015	$12.51	(0.16%)	0.28%	0.28%	1.35%	27%	$890,458
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	51

Financial Highlights
Variable Portfolio – Moderately Conservative Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$16.66	0.01	0.21	0.22
Year Ended 12/31/2019(d)	$15.35	0.26	1.05	1.31
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$16.63	(0.01)	0.21	0.20
Year Ended 12/31/2019	$14.65	0.24	1.74	1.98
Year Ended 12/31/2018	$15.28	0.20	(0.83)	(0.63)
Year Ended 12/31/2017	$13.89	0.19	1.20	1.39
Year Ended 12/31/2016	$13.36	0.16	0.37	0.53
Year Ended 12/31/2015	$13.39	0.17	(0.20)	(0.03)
Class 4
Six Months Ended 6/30/2020 (Unaudited)	$16.66	(0.01)	0.21	0.20
Year Ended 12/31/2019	$14.68	0.25	1.73	1.98
Year Ended 12/31/2018	$15.30	0.20	(0.82)	(0.62)
Year Ended 12/31/2017	$13.92	0.19	1.19	1.38
Year Ended 12/31/2016	$13.38	0.16	0.38	0.54
Year Ended 12/31/2015	$13.42	0.17	(0.21)	(0.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Portfolio Navigator Funds | Semiannual Report 2020

Financial Highlights  (continued)
Variable Portfolio – Moderately Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$16.88	1.32%	0.13%(c)	0.11%(c)	0.18%(c)	14%	$748
Year Ended 12/31/2019(d)	$16.66	8.53%	0.12%(c)	0.11%(c)	1.91%(c)	12%	$156
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$16.83	1.20%	0.37%(c)	0.36%(c)	(0.12%)(c)	14%	$1,448,058
Year Ended 12/31/2019	$16.63	13.51%	0.37%	0.36%	1.54%	12%	$1,463,901
Year Ended 12/31/2018	$14.65	(4.12%)	0.36%	0.36%	1.31%	10%	$1,311,637
Year Ended 12/31/2017	$15.28	10.01%	0.33%	0.33%	1.30%	4%	$1,539,179
Year Ended 12/31/2016	$13.89	3.97%	0.30%	0.30%	1.18%	8%	$1,567,642
Year Ended 12/31/2015	$13.36	(0.22%)	0.28%	0.28%	1.25%	22%	$1,566,214
Class 4
Six Months Ended 6/30/2020 (Unaudited)	$16.86	1.20%	0.37%(c)	0.36%(c)	(0.13%)(c)	14%	$1,483,791
Year Ended 12/31/2019	$16.66	13.49%	0.37%	0.36%	1.55%	12%	$1,562,773
Year Ended 12/31/2018	$14.68	(4.05%)	0.36%	0.36%	1.31%	10%	$1,578,450
Year Ended 12/31/2017	$15.30	9.91%	0.33%	0.33%	1.30%	4%	$2,000,352
Year Ended 12/31/2016	$13.92	4.04%	0.30%	0.30%	1.18%	8%	$2,217,158
Year Ended 12/31/2015	$13.38	(0.30%)	0.28%	0.28%	1.25%	22%	$2,428,436
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	53

Financial Highlights
Variable Portfolio – Moderate Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$18.52	0.01	0.01(c)	0.02
Year Ended 12/31/2019(e)	$16.92	0.21	1.39	1.60
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$18.50	(0.01)	0.01(c)	0.00
Year Ended 12/31/2019	$15.93	0.22	2.35	2.57
Year Ended 12/31/2018	$16.87	0.18	(1.12)	(0.94)
Year Ended 12/31/2017	$14.90	0.16	1.81	1.97
Year Ended 12/31/2016	$14.24	0.14	0.52	0.66
Year Ended 12/31/2015	$14.32	0.16	(0.24)	(0.08)
Class 4
Six Months Ended 6/30/2020 (Unaudited)	$18.53	(0.01)	0.01(c)	0.00
Year Ended 12/31/2019	$15.95	0.22	2.36	2.58
Year Ended 12/31/2018	$16.89	0.18	(1.12)	(0.94)
Year Ended 12/31/2017	$14.92	0.16	1.81	1.97
Year Ended 12/31/2016	$14.26	0.14	0.52	0.66
Year Ended 12/31/2015	$14.34	0.16	(0.24)	(0.08)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	Annualized.
(e)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Portfolio Navigator Funds | Semiannual Report 2020

Financial Highlights  (continued)
Variable Portfolio – Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$18.54	0.11%	0.11%(d)	0.11%(d)	0.15%(d)	14%	$5,914
Year Ended 12/31/2019(e)	$18.52	9.46%	0.10%(d)	0.10%(d)	1.38%(d)	9%	$3,412
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$18.50	0.00%	0.36%(d)	0.36%(d)	(0.11%)(d)	14%	$7,884,823
Year Ended 12/31/2019	$18.50	16.13%	0.35%	0.35%	1.23%	9%	$8,144,403
Year Ended 12/31/2018	$15.93	(5.57%)	0.35%	0.35%	1.05%	10%	$7,293,208
Year Ended 12/31/2017	$16.87	13.22%	0.32%	0.32%	1.03%	5%	$8,266,265
Year Ended 12/31/2016	$14.90	4.64%	0.29%	0.29%	0.97%	6%	$7,712,231
Year Ended 12/31/2015	$14.24	(0.56%)	0.28%	0.28%	1.13%	23%	$7,690,136
Class 4
Six Months Ended 6/30/2020 (Unaudited)	$18.53	0.00%	0.36%(d)	0.36%(d)	(0.11%)(d)	14%	$8,396,525
Year Ended 12/31/2019	$18.53	16.18%	0.35%	0.35%	1.23%	9%	$9,035,588
Year Ended 12/31/2018	$15.95	(5.56%)	0.35%	0.35%	1.05%	10%	$9,032,721
Year Ended 12/31/2017	$16.89	13.20%	0.32%	0.32%	1.03%	5%	$11,144,165
Year Ended 12/31/2016	$14.92	4.63%	0.29%	0.29%	0.97%	6%	$11,452,377
Year Ended 12/31/2015	$14.26	(0.56%)	0.28%	0.28%	1.13%	23%	$12,531,242
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	55

Financial Highlights
Variable Portfolio – Moderately Aggressive Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$20.26	0.02	(0.32)	(0.30)
Year Ended 12/31/2019(d)	$18.37	0.18	1.71	1.89
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$20.24	(0.01)	(0.31)	(0.32)
Year Ended 12/31/2019	$17.05	0.18	3.01	3.19
Year Ended 12/31/2018	$18.34	0.15	(1.44)	(1.29)
Year Ended 12/31/2017	$15.79	0.13	2.42	2.55
Year Ended 12/31/2016	$15.00	0.12	0.67	0.79
Year Ended 12/31/2015	$15.11	0.14	(0.25)	(0.11)
Class 4
Six Months Ended 6/30/2020 (Unaudited)	$20.27	(0.01)	(0.31)	(0.32)
Year Ended 12/31/2019	$17.07	0.18	3.02	3.20
Year Ended 12/31/2018	$18.37	0.15	(1.45)	(1.30)
Year Ended 12/31/2017	$15.81	0.13	2.43	2.56
Year Ended 12/31/2016	$15.02	0.12	0.67	0.79
Year Ended 12/31/2015	$15.14	0.14	(0.26)	(0.12)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Class 1 shares are based on operations from February 20, 2019 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Portfolio Navigator Funds | Semiannual Report 2020

Financial Highlights  (continued)
Variable Portfolio – Moderately Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$19.96	(1.48%)	0.13%(c)	0.13%(c)	0.21%(c)	14%	$19,203
Year Ended 12/31/2019(d)	$20.26	10.29%	0.12%(c)	0.12%(c)	1.11%(c)	10%	$9,932
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$19.92	(1.58%)	0.38%(c)	0.38%(c)	(0.06%)(c)	14%	$3,932,616
Year Ended 12/31/2019	$20.24	18.71%	0.37%	0.37%	0.97%	10%	$4,208,417
Year Ended 12/31/2018	$17.05	(7.03%)	0.36%	0.36%	0.80%	10%	$4,016,103
Year Ended 12/31/2017	$18.34	16.15%	0.33%	0.33%	0.79%	6%	$4,764,394
Year Ended 12/31/2016	$15.79	5.27%	0.30%	0.30%	0.78%	9%	$4,463,979
Year Ended 12/31/2015	$15.00	(0.73%)	0.28%	0.28%	0.89%	24%	$4,668,252
Class 4
Six Months Ended 6/30/2020 (Unaudited)	$19.95	(1.58%)	0.38%(c)	0.38%(c)	(0.06%)(c)	14%	$3,192,881
Year Ended 12/31/2019	$20.27	18.75%	0.37%	0.37%	0.97%	10%	$3,546,614
Year Ended 12/31/2018	$17.07	(7.08%)	0.36%	0.36%	0.80%	10%	$3,625,919
Year Ended 12/31/2017	$18.37	16.19%	0.33%	0.33%	0.78%	6%	$4,658,189
Year Ended 12/31/2016	$15.81	5.26%	0.30%	0.30%	0.78%	9%	$4,841,529
Year Ended 12/31/2015	$15.02	(0.79%)	0.28%	0.28%	0.88%	24%	$5,526,022
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	57

Financial Highlights
Variable Portfolio – Aggressive Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$22.02	0.02	(0.74)	(0.72)
Year Ended 12/31/2019(d)	$19.79	0.14	2.09	2.23
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$22.02	(0.01)	(0.74)	(0.75)
Year Ended 12/31/2019	$18.11	0.13	3.78	3.91
Year Ended 12/31/2018	$19.81	0.11	(1.81)	(1.70)
Year Ended 12/31/2017	$16.66	0.10	3.05	3.15
Year Ended 12/31/2016	$15.73	0.09	0.84	0.93
Year Ended 12/31/2015	$15.85	0.10	(0.22)	(0.12)
Class 4
Six Months Ended 6/30/2020 (Unaudited)	$22.06	(0.01)	(0.75)	(0.76)
Year Ended 12/31/2019	$18.13	0.13	3.80	3.93
Year Ended 12/31/2018	$19.84	0.11	(1.82)	(1.71)
Year Ended 12/31/2017	$16.69	0.10	3.05	3.15
Year Ended 12/31/2016	$15.75	0.09	0.85	0.94
Year Ended 12/31/2015	$15.87	0.10	(0.22)	(0.12)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Class 1 shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Portfolio Navigator Funds | Semiannual Report 2020

Financial Highlights  (continued)
Variable Portfolio – Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Six Months Ended 6/30/2020 (Unaudited)	$21.30	(3.27%)	0.12%(c)	0.12%(c)	0.21%(c)	14%	$7,530
Year Ended 12/31/2019(d)	$22.02	11.27%	0.11%(c)	0.11%(c)	0.78%(c)	14%	$4,083
Class 2
Six Months Ended 6/30/2020 (Unaudited)	$21.27	(3.41%)	0.36%(c)	0.36%(c)	(0.05%)(c)	14%	$1,299,428
Year Ended 12/31/2019	$22.02	21.59%	0.36%	0.36%	0.64%	14%	$1,403,662
Year Ended 12/31/2018	$18.11	(8.58%)	0.36%	0.36%	0.53%	10%	$1,301,923
Year Ended 12/31/2017	$19.81	18.91%	0.33%	0.33%	0.53%	9%	$1,529,935
Year Ended 12/31/2016	$16.66	5.91%	0.30%	0.30%	0.54%	8%	$1,371,164
Year Ended 12/31/2015	$15.73	(0.76%)	0.28%	0.28%	0.62%	26%	$1,418,902
Class 4
Six Months Ended 6/30/2020 (Unaudited)	$21.30	(3.44%)	0.36%(c)	0.36%(c)	(0.05%)(c)	14%	$997,134
Year Ended 12/31/2019	$22.06	21.68%	0.36%	0.36%	0.64%	14%	$1,112,840
Year Ended 12/31/2018	$18.13	(8.62%)	0.36%	0.36%	0.53%	10%	$1,079,305
Year Ended 12/31/2017	$19.84	18.87%	0.33%	0.33%	0.53%	9%	$1,384,255
Year Ended 12/31/2016	$16.69	5.97%	0.30%	0.30%	0.54%	8%	$1,414,635
Year Ended 12/31/2015	$15.75	(0.76%)	0.28%	0.28%	0.61%	26%	$1,608,428
The accompanying Notes to Financial Statements are an integral part of this statement.
Portfolio Navigator Funds | Semiannual Report 2020	59

Notes to Financial Statements
June 30, 2020 (Unaudited)
Note 1. Organization
Columbia Funds Variable Series Trust II (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Variable Portfolio – Conservative Portfolio; Variable Portfolio – Moderately Conservative Portfolio; Variable Portfolio – Moderate Portfolio; Variable Portfolio – Moderately Aggressive Portfolio and Variable Portfolio – Aggressive Portfolio.
Each Fund is a "fund-of-funds", investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), its affiliates, or third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Each Fund offers Class 1, Class 2 and Class 4 shares. Class 1 shares are offered to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated life insurance companies (Participating Insurance Companies) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Class 2 shares are offered to Contracts issued by affiliated life insurance companies, RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (Participating Insurance Companies). Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by Participating Insurance Companies. You may not buy (nor will you own) shares of the Funds directly. You invest by buying a Contract and making all allocations to the subaccounts that invest in each Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense structure.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in the Underlying Funds (other than ETFs) are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
60	Portfolio Navigator Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Each Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically
Portfolio Navigator Funds | Semiannual Report 2020	61

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on
62	Portfolio Navigator Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts as detailed below:
These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Variable Portfolio – Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	145,618*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	48,137*
Total		193,755

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	2,048,077*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	87,398*
Total		2,135,475

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(634,336)	(634,336)
Equity risk	(13,418,815)	—	(13,418,815)
Interest rate risk	4,282,180	—	4,282,180
Total	(9,136,635)	(634,336)	(9,770,971)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(156,626)	(156,626)
Equity risk	(1,574,680)	—	(1,574,680)
Interest rate risk	602,659	—	602,659
Total	(972,021)	(156,626)	(1,128,647)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	34,701,721*
Futures contracts — short	42,789,140*
Credit default swap contracts — sell protection	(9,432,077)**

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
**	Based on the ending daily outstanding amounts for the six months ended June 30, 2020.
Variable Portfolio – Moderately Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	2,901,997*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,920,042*
Total		4,822,039

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,865,339*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	197,522*
Total		2,062,861

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Portfolio Navigator Funds | Semiannual Report 2020	65

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Commodity-related investment risk	—	(2,700,380)	(2,700,380)
Equity risk	(13,324,027)	—	(13,324,027)
Interest rate risk	7,936,096	—	7,936,096
Total	(5,387,931)	(2,700,380)	(8,088,311)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	2,164,280	2,164,280
Equity risk	3,465,000	—	3,465,000
Interest rate risk	2,527,054	—	2,527,054
Total	5,992,054	2,164,280	8,156,334
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	87,534,994
Futures contracts — short	94,601,331
Credit default swap contracts — sell protection	52,502,500

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Variable Portfolio – Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	19,645,836*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	13,918,600*
Total		33,564,436

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	6,378,069*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	916,502*
Total		7,294,571

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(18,280,936)	(18,280,936)
Equity risk	(57,861,816)	—	(57,861,816)
Interest rate risk	(11,618,283)	—	(11,618,283)
Total	(69,480,099)	(18,280,936)	(87,761,035)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	14,651,667	14,651,667
Equity risk	33,307,805	—	33,307,805
Interest rate risk	10,549,268	—	10,549,268
Total	43,857,073	14,651,667	58,508,740
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	700,537,932
Futures contracts — short	600,627,116
Credit default swap contracts — sell protection	710,859,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Variable Portfolio – Moderately Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	9,417,915*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	5,970,701*
Total		15,388,616

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,966,014*
Interest rate risk	Component of trust capital - unrealized depreciation on futures contracts	564,137*
Total		2,530,151

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Portfolio Navigator Funds | Semiannual Report 2020	67

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(8,763,601)	(8,763,601)
Equity risk	(17,902,135)	—	(17,902,135)
Interest rate risk	13,508,108	—	13,508,108
Total	(4,394,027)	(8,763,601)	(13,157,628)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	7,023,785	7,023,785
Equity risk	11,058,647	—	11,058,647
Interest rate risk	5,263,169	—	5,263,169
Total	16,321,816	7,023,785	23,345,601
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	379,804,511
Futures contracts — short	194,017,986
Credit default swap contracts — sell protection	340,775,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Variable Portfolio – Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2020:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of trust capital — unrealized appreciation on swap contracts	2,309,189*
Equity risk	Component of trust capital — unrealized appreciation on futures contracts	1,741,015*
Interest rate risk	Component of trust capital — unrealized appreciation on futures contracts	10,638*
Total		4,060,842

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of trust capital - unrealized depreciation on futures contracts	1,074,987*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
68	Portfolio Navigator Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2020:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(2,148,756)	(2,148,756)
Equity risk	(9,631,731)	—	(9,631,731)
Interest rate risk	(654,650)	—	(654,650)
Total	(10,286,381)	(2,148,756)	(12,435,137)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	1,722,169	1,722,169
Equity risk	2,591,173	—	2,591,173
Interest rate risk	1,010,072	—	1,010,072
Total	3,601,245	1,722,169	5,323,414
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2020:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	98,887,271
Futures contracts — short	56,286,981
Credit default swap contracts — sell protection	83,555,000

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2020.
Variable Portfolio – Moderately Conservative Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	146,069
Total financial and derivative net assets	146,069
Total collateral received (pledged) (b)	-
Net amount (c)	146,069

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Variable Portfolio – Moderate Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	988,853
Total financial and derivative net assets	988,853
Total collateral received (pledged) (b)	-
Net amount (c)	988,853

Portfolio Navigator Funds | Semiannual Report 2020	69

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Variable Portfolio – Moderately Aggressive Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	474,041
Total financial and derivative net assets	474,041
Total collateral received (pledged) (b)	-
Net amount (c)	474,041

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Variable Portfolio – Aggressive Portfolio
Morgan Stanley ($)
Assets
Centrally cleared credit default swap contracts (a)	116,231
Total financial and derivative net assets	116,231
Total collateral received (pledged) (b)	-
Net amount (c)	116,231

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Federal income tax status
Each Fund is treated as a partnership for federal income tax purposes, and the Funds do not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund’s income and loss. The components of each Fund’s net assets are reported at the partner-level for federal income tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
Each Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee (or investment advisory fee, as applicable) to the Investment Manager, and (ii) a fee that declines from 0.72% to 0.52%, depending on asset levels, on assets invested in securities (other than affiliated underlying funds (including exchange-traded funds and closed-end funds) that pay a management fee (or investment advisory fee, as applicable) to the Investment Manager), including other funds advised by the Investment Manager that do not pay a management fee to the Investment Manager, third party funds, derivatives and individual securities.
The annualized effective management services fee rates based on each Fund’s average daily net assets for the six months ended June 30, 2020 were as follows:
Effective management services fee rate (%)
Variable Portfolio – Conservative Portfolio	0.05
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.04
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.05
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their
Portfolio Navigator Funds | Semiannual Report 2020	71

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
Each Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, each Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in each Fund, up to a cap approved by the Board of Trustees from time to time.
For the six months ended June 30, 2020, each Fund’s annualized effective service fee rate as a percentage of the Fund’s average daily net assets was as follows:
Effective service fee rate (%)
Variable Portfolio – Conservative Portfolio	0.06
Variable Portfolio – Moderately Conservative Portfolio	0.06
Variable Portfolio – Moderate Portfolio	0.06
Variable Portfolio – Moderately Aggressive Portfolio	0.06
Variable Portfolio – Aggressive Portfolio	0.06
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to each Fund.
Distribution and/or service fees
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class 2 and Class 4 shares. The Funds pay no distribution and service fees for Class 1 shares.
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Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	Contractual expense cap May 1, 2020 through April 30, 2021			Contractual expense cap prior to May 1, 2020
	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Conservative Portfolio	0.22	0.47	0.47	0.22	0.47	0.47
Variable Portfolio - Moderate Portfolio	0.19	0.44	0.44	0.24	0.49	0.49
Variable Portfolio - Moderately Aggressive Portfolio	0.18	0.43	0.43	0.22	0.47	0.47
Variable Portfolio - Aggressive Portfolio	0.18	0.43	0.43	0.11	0.36	0.36

	Contractual expense cap July 1, 2020 through April 30, 2021			Voluntary expense cap May 1, 2020 through June 30, 2020			Contractual expense cap prior to May 1, 2020
	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)	Class 1 (%)	Class 2 (%)	Class 4 (%)
Variable Portfolio - Moderately Conservative Portfolio	0.22	0.47	0.47	0.11	0.36	0.36	0.11	0.36	0.36
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
For the six months ended June 30, 2020, the cost of purchases and proceeds from sales of investments in the Underlying Funds, but excluding investments in money market funds and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Variable Portfolio – Conservative Portfolio	304,037,177	214,189,752
Variable Portfolio – Moderately Conservative Portfolio	389,486,473	585,752,468
Variable Portfolio – Moderate Portfolio	2,273,463,775	3,496,712,943
Variable Portfolio – Moderately Aggressive Portfolio	965,073,482	1,657,405,287
Variable Portfolio – Aggressive Portfolio	315,896,565	502,156,811
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Portfolio Navigator Funds | Semiannual Report 2020	73

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
Note 5. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended June 30, 2020.
Note 6. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
No Fund had borrowings during the six months ended June 30, 2020.
Note 7. Significant risks
Derivatives risk
Variable Portfolio - Conservative Portfolio and Variable Portfolio - Moderate Portfolio may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
74	Portfolio Navigator Funds | Semiannual Report 2020

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
The Fund performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. Public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At June 30, 2020, the Investment Manager and affiliates owned 100% of Class 1, Class 2 and Class 4 shares for each Fund. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Portfolio Navigator Funds | Semiannual Report 2020	75

Notes to Financial Statements  (continued)
June 30, 2020 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
76	Portfolio Navigator Funds | Semiannual Report 2020

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period December 1, 2018, through December 31, 2019, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Portfolio Navigator Funds | Semiannual Report 2020	77

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Variable Portfolio – Aggressive Portfolio, Variable Portfolio – Moderately Aggressive Portfolio, Variable Portfolio – Moderate Portfolio, Variable Portfolio – Moderately Conservative Portfolio and Variable Portfolio – Conservative Portfolio (each, a VP Fund, and collectively, the VP Funds). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the VP Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the VP Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November and December 2019 and February, March, April and June 2020, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and VP Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15-17, 2020 Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2020 initiatives. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that Columbia Threadneedle has been able to effectively manage, operate and distribute the Funds through the challenging pandemic period (with no disruptions in services provided).
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to each VP Fund by Columbia Threadneedle, as well as the achievements in 2019 in the performance of administrative services, and noted the various enhancements anticipated for 2020. In evaluating the quality of services provided under each Management Agreement, the Board also took into account the organization and strength of each VP Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under each Management Agreement and each VP Fund’s other service agreements with affiliates of Ameriprise Financial.
78	Portfolio Navigator Funds | Semiannual Report 2020

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of each Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the VP Funds under each Management Agreement. It was observed that the services being performed under each Management Agreement were of a reasonable quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide quality services to each VP Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under each Management Agreement, the Board carefully reviewed the investment performance of each VP Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods (including since manager inception): the performance of each VP Fund, the performance of a benchmark index, the percentage ranking of each VP Fund among its comparison group, the product score of each VP Fund (taking into account performance relative to peers and benchmarks) and the net assets of each VP Fund. The Board observed that Variable Portfolio – Aggressive Portfolio’s investment performance met expectations. The Board further observed the performance of the remaining four VP Funds was understandable in light of the particular management styles involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the VP Funds
The Board reviewed comparative fees and the costs of services provided under each Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each VP Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each VP Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to each VP Fund are reasonable. The Board accorded particular weight to the notion that the primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe). The Board took into account that the VP Funds’ direct expense ratios (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that each VP Fund’s management fee was fair and reasonable in light of the extent and quality of services that each VP Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each VP Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2019 the Board had concluded that 2018 profitability was reasonable and that the 2020 information shows that the profitability generated by Columbia Threadneedle in 2019 decreased slightly from 2018 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by each VP Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Portfolio Navigator Funds | Semiannual Report 2020	79

Approval of Management Agreement  (continued)
Economies of scale to be realized
Given that the VP Funds pay relatively low management fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each VP Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2020, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
80	Portfolio Navigator Funds | Semiannual Report 2020

Additional information
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. Each Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Portfolio Navigator Funds | Semiannual Report 2020	81

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Portfolio Navigator Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. Each Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2020 Columbia Management Investment Advisers, LLC.
S-6535 AP (8/20)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Variable Series Trust II
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	August 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	August 21, 2020
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	August 21, 2020
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	August 21, 2020